                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                    811-7436
                                    --------------------------------------------

                        THE DFA INVESTMENT TRUST COMPANY
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               6300 Bee Cave Road, Building One, Austin, TX 78746
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

           Catherine L. Newell, Esquire, Vice President and Secretary
                        The DFA Investment Trust Company,
               6300 Bee Cave Road, Building One, Austin, TX 78746
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (512) 306-7400

Date of fiscal year end:  October 31

Date of reporting period: January 31, 2012

ITEM 1.  SCHEDULE OF INVESTMENTS.

                        THE DFA INVESTMENT TRUST COMPANY
                                    FORM N-Q
                                JANUARY 31, 2012
                                   (UNAUDITED)

                                TABLE OF CONTENTS

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES................................     1
SCHEDULES OF INVESTMENTS
   The U.S. Large Cap Value Series........................................     2
   The DFA International Value Series.....................................     8
   The Japanese Small Company Series......................................    20
   The Asia Pacific Small Company Series..................................    44
   The United Kingdom Small Company Series................................    63
   The Continental Small Company Series...................................    71
   The Canadian Small Company Series......................................    98
   The Emerging Markets Series............................................   107
   The Emerging Markets Small Cap Series..................................   125
   The Tax-Managed U.S. Marketwide Value Series...........................   172
NOTES TO SCHEDULES OF INVESTMENTS
   Organization...........................................................   195
   Security Valuation.....................................................   195
   Financial Instruments..................................................   196
   Federal Tax Cost.......................................................   197
   Other..................................................................   197
   Recent Issued Accounting Standards.....................................   198
   Subsequent Event Evaluations...........................................   198

                        THE DFA INVESTMENT TRUST COMPANY

                   DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SCHEDULES OF INVESTMENTS

Investment Abbreviations

ADR    American Depository Receipt
AG     Aktiengesellschaft (German & Swiss Stock Corporation)
FNMA   Federal National Mortgage Association
GDR    Global Depositary Receipt
LLC    Limited Liability Company
NVDR   Non-Voting Depository Receipt
P.L.C. Public Limited Company
SDR    Special Drawing Rights

Investment Footnotes

+    See Security Valuation Note within the Notes to Schedules of Investments.

++ Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.

*    Non-Income Producing Securities.

#    Total or Partial Securities on Loan.

@    Security purchased with cash proceeds from securities on loan.

^^   See Federal Tax Cost Note within the Notes to Schedules of Investments.

..    Security is being fair valued at January 31, 2012.

--   Amounts designated as -- are either zero or rounded to zero.

(S)  Affiliated Fund.

@@ Rule 144A, Section 4(2), or other security which is restricted as to resale to institutional investors. The Fund's Advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees. The aggregate value of these securities at January 31, 2012 was $5,846,713,151 which represented 40.9% of the total investments of the Fund.

(r)  The adjustable/variable rate show is effective as of January 31, 2012.

(y)  The rate shown is the effective yield.

                         THE U.S. LARGE CAP VALUE SERIES
                             SCHEDULE OF INVESTMENTS
                                JANUARY 31, 2012
                                   (UNAUDITED)

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
COMMON STOCKS -- (93.1%)
Consumer Discretionary -- (14.8%)
  #Best Buy Co., Inc............................................................         325,732   $     7,801,281
   Carnival Corp................................................................       2,385,423        72,039,775
  #CBS Corp. Class A............................................................           7,236           211,653
   CBS Corp. Class B............................................................       3,081,328        87,756,221
  *Clear Channel Outdoor Holdings, Inc. Class A.................................         168,716         2,041,464
   Comcast Corp. Class A........................................................      10,008,890       266,136,385
  #Comcast Corp. Special Class A................................................       3,843,964        97,982,642
  #D.R. Horton, Inc.............................................................       1,448,033        20,156,619
  #Dillard's, Inc. Class A......................................................         105,055         4,648,684
 #*Education Management Corp....................................................           2,149            54,864
  #Foot Locker, Inc.............................................................         579,754        15,212,745
 #*GameStop Corp. Class A.......................................................         610,703        14,266,022
   Gannett Co., Inc.............................................................         160,804         2,278,593
 #*General Motors Co............................................................         500,271        12,016,509
 #*Hyatt Hotels Corp. Class A...................................................          17,122           729,740
  #J.C. Penney Co., Inc.........................................................       1,078,085        44,794,432
  #Lennar Corp. Class A.........................................................         802,616        17,248,218
   Lennar Corp. Class B Voting..................................................           4,809            82,763
  *Liberty Interactive Corp. Class A............................................       3,316,465        56,777,881
  *Liberty Media Corp. - Liberty Capital Class A................................          65,287         5,380,302
   Macy's, Inc..................................................................         149,221         5,027,256
 #*MGM Resorts International....................................................       2,598,118        33,905,440
 #*Mohawk Industries, Inc.......................................................         392,417        24,000,224
  #News Corp. Class A...........................................................       9,024,175       169,925,215
   News Corp. Class B...........................................................       3,247,295        63,224,834
 #*Orchard Supply Hardware Stores Corp. Class A.................................          26,901           485,025
 #*Penn National Gaming, Inc....................................................         221,289         9,059,572
 #*PulteGroup, Inc..............................................................          20,241           150,795
  #Royal Caribbean Cruises, Ltd.................................................       1,043,290        28,356,622
 #*Sears Holdings Corp..........................................................         595,638        25,106,142
  #Service Corp. International..................................................         213,116         2,365,588
  #Staples, Inc.................................................................         663,884         9,712,623
   Time Warner Cable, Inc.......................................................       2,004,056       147,739,008
  #Time Warner, Inc.............................................................       5,908,159       218,956,373
  *Toll Brothers, Inc...........................................................         912,316        19,897,612
  #Washington Post Co. Class B..................................................          36,180        13,701,728
   Wendy's Co. (The)............................................................         224,200         1,051,498
  #Whirlpool Corp...............................................................         213,025        11,571,518
  #Wyndham Worldwide Corp.......................................................         879,722        34,977,747
                                                                                                   ---------------
Total Consumer Discretionary....................................................                     1,546,831,613
                                                                                                   ---------------
Consumer Staples -- (8.7%)
   Archer-Daniels-Midland Co....................................................       3,155,848        90,351,928
  #Bunge, Ltd...................................................................         531,238        30,424,000
 #*Constellation Brands, Inc. Class A...........................................         933,566        19,511,529
  *Constellation Brands, Inc. Class B...........................................             153             3,198
  #Corn Products International, Inc.............................................         144,538         8,020,414
   CVS Caremark Corp............................................................       6,782,368       283,163,864
   Fortune Brands, Inc..........................................................         750,571        39,262,369
  #J.M. Smucker Co..............................................................         567,540        44,710,801
   Kraft Foods, Inc. Class A....................................................       6,937,764       265,716,361
  #Molson Coors Brewing Co. Class B.............................................         802,754        34,430,119
  *Ralcorp Holdings, Inc........................................................         218,241        19,085,175
  #Safeway, Inc.................................................................       1,082,518        23,793,746
 #*Smithfield Foods, Inc........................................................         780,989        17,439,484
   Tyson Foods, Inc. Class A....................................................       1,845,901        34,407,595
                                                                                                   ---------------
Total Consumer Staples..........................................................                       910,320,583
                                                                                                   ---------------

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Energy -- (16.7%)
   Anadarko Petroleum Corp......................................................       2,574,876   $   207,843,991
   Apache Corp..................................................................         971,228        96,035,025
   Baker Hughes, Inc............................................................          27,157         1,334,223
   Cabot Oil & Gas Corp.........................................................          28,870           920,953
  #Chesapeake Energy Corp.......................................................       3,267,150        69,034,880
   Chevron Corp.................................................................       1,037,175       106,911,999
   ConocoPhillips...............................................................       5,710,341       389,502,360
 #*Denbury Resources, Inc.......................................................       1,392,093        26,254,874
  #Devon Energy Corp............................................................         979,281        62,487,921
  #Helmerich & Payne, Inc.......................................................         513,387        31,681,112
   Hess Corp....................................................................       1,567,373        88,243,100
  #Marathon Oil Corp............................................................       3,625,708       113,810,974
   Marathon Petroleum Corp......................................................       1,791,952        68,488,405
  #Murphy Oil Corp..............................................................         679,914        40,522,874
  *Nabors Industries, Ltd.......................................................       1,355,841        25,245,759
   National Oilwell Varco, Inc..................................................       1,891,996       139,969,864
  *Noble Corp...................................................................         366,891        12,782,482
  #Patterson-UTI Energy, Inc....................................................         732,485        13,821,992
   Pioneer Natural Resources Co.................................................         550,341        54,648,861
  *Plains Exploration & Production Co...........................................         664,529        25,066,034
  #QEP Resources, Inc...........................................................         431,083        12,346,217
  *Rowan Cos., Inc..............................................................         595,894        20,266,355
   Teekay Corp..................................................................             300             8,226
 #*Tesoro Corp..................................................................         605,336        15,151,560
  #Tidewater, Inc...............................................................         276,715        14,901,103
   Transocean, Ltd..............................................................         278,643        13,179,814
 #*Unit Corp....................................................................          23,478         1,062,380
  #Valero Energy Corp...........................................................       2,806,975        67,339,330
  *Weatherford International, Ltd...............................................       1,009,406        16,897,456
  *Whiting Petroleum Corp.......................................................          67,650         3,388,588
                                                                                                   ---------------
Total Energy....................................................................                     1,739,148,712
                                                                                                   ---------------
Financials -- (16.6%)
  *Allegheny Corp...............................................................          17,416         5,039,320
   Allied World Assurance Co. Holdings AG.......................................         188,355        11,589,483
   Allstate Corp. (The).........................................................       1,403,172        40,481,512
   Alterra Capital Holdings, Ltd................................................          35,444           856,681
 #*American Capital, Ltd........................................................         788,816         6,484,068
   American Financial Group, Inc................................................         582,168        21,348,101
  *American International Group, Inc............................................         225,725         5,667,955
   American National Insurance Co...............................................          92,565         6,743,360
   Assurant, Inc................................................................         493,401        19,538,680
   Assured Guaranty, Ltd........................................................           7,543           116,992
   Axis Capital Holdings, Ltd...................................................         613,817        18,893,287
   Bank of America Corp.........................................................      23,609,592       168,336,391
   Bank of New York Mellon Corp. (The)..........................................          32,082           645,811
   Capital One Financial Corp...................................................       2,402,805       109,928,329
  #Cincinnati Financial Corp....................................................          20,753           678,208
  *CIT Group, Inc...............................................................         141,327         5,390,212
   Citigroup, Inc...............................................................       7,841,714       240,897,454
   CME Group, Inc...............................................................         319,869        76,611,824
   CNA Financial Corp...........................................................       1,544,588        42,522,508
 #*E*Trade Financial Corp.......................................................          57,660           472,235
   Everest Re Group, Ltd........................................................         231,133        19,738,758
  *Genworth Financial, Inc. Class A.............................................       2,390,330        18,429,444
   Hartford Financial Services Group, Inc.......................................       2,160,202        37,846,739
  #Hudson City Bancorp, Inc.....................................................           1,765            11,878
   JPMorgan Chase & Co..........................................................       1,496,828        55,831,684
   KeyCorp......................................................................       3,863,464        30,019,115
  #Legg Mason, Inc..............................................................         721,237        18,369,906
  #Lincoln National Corp........................................................       1,587,360        34,191,734

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Financials -- (Continued)
   Loews Corp...................................................................       2,340,216   $    87,313,459
   MetLife, Inc.................................................................       4,759,859       168,165,818
   Morgan Stanley...............................................................       3,076,864        57,383,514
  *NASDAQ OMX Group, Inc. (The).................................................         840,414        20,825,459
  #Old Republic International Corp..............................................       1,371,493        13,550,351
   PartnerRe, Ltd...............................................................         186,014        12,169,036
   People's United Financial, Inc...............................................          38,007           468,626
   PNC Financial Services Group, Inc............................................              22             1,296
  *Popular, Inc.................................................................           5,683             8,922
   Principal Financial Group, Inc...............................................         461,260        12,597,011
  #Prudential Financial, Inc....................................................       2,340,342       133,961,176
   Regions Financial Corp.......................................................       5,735,171        29,937,593
  #Reinsurance Group of America, Inc............................................         428,134        23,329,022
   SunTrust Banks, Inc..........................................................       2,564,707        52,756,023
   Transatlantic Holdings, Inc..................................................         296,194        16,423,957
  #Unum Group...................................................................       1,898,589        43,344,787
   Validus Holdings, Ltd........................................................         329,771        10,575,756
   White Mountains Insurance Group, Ltd.........................................          33,758        15,232,960
   XL Group P.L.C...............................................................       1,435,288        29,093,288
  #Zions Bancorporation.........................................................         777,171        13,087,560
                                                                                                   ---------------
Total Financials................................................................                     1,736,907,283
                                                                                                   ---------------
Health Care -- (9.2%)
   Aetna, Inc...................................................................       1,957,594        85,546,858
 #*Alere, Inc...................................................................         154,334         3,727,166
 #*Boston Scientific Corp.......................................................       6,689,559        39,869,772
  *CareFusion Corp..............................................................         917,825        21,981,909
   Cigna Corp...................................................................          14,351           643,355
  *Community Health Systems, Inc................................................             242             4,525
 #*Coventry Health Care, Inc....................................................         670,877        20,173,271
 #*Endo Pharmaceuticals Holdings, Inc...........................................         165,930         6,167,618
  *Forest Laboratories, Inc.....................................................          67,910         2,158,180
  *Hologic, Inc.................................................................       1,229,548        25,070,484
   Humana, Inc..................................................................         712,843        63,457,284
  *Life Technologies Corp.......................................................          19,795           958,672
  #Omnicare, Inc................................................................         602,337        19,774,724
   PerkinElmer, Inc.............................................................         438,767        10,521,633
  #Pfizer, Inc..................................................................      17,801,084       380,943,198
  #Teleflex, Inc................................................................          89,297         5,464,083
  *Thermo Fisher Scientific, Inc................................................       1,994,284       105,497,624
   WellPoint, Inc...............................................................       2,580,122       165,953,447
                                                                                                   ---------------
Total Health Care...............................................................                       957,913,803
                                                                                                   ---------------
Industrials -- (14.0%)
 #*AECOM Technology Corp........................................................          60,610         1,387,363
 #*AGCO Corp....................................................................         252,065        12,837,670
  *CNH Global N.V...............................................................             952            39,736
   Covanta Holding Corp.........................................................         106,739         1,525,300
   CSX Corp.....................................................................       6,342,908       143,032,575
   FedEx Corp...................................................................          53,779         4,920,241
 #*Fortune Brands Home & Security, Inc..........................................         742,497        13,788,169
   General Electric Co..........................................................      21,867,055       409,132,599
 #*Hertz Global Holdings, Inc...................................................         876,229        11,916,714
 #*Ingersoll-Rand P.L.C.........................................................         838,990        29,314,311
  *KAR Auction Services, Inc....................................................             245             3,611
  #L-3 Communications Holdings, Inc.............................................         407,736        28,843,245
  #Norfolk Southern Corp........................................................       2,045,548       147,688,566
  #Northrop Grumman Corp........................................................       1,627,982        94,504,355
 #*Owens Corning, Inc...........................................................         589,248        19,887,120
  #Pentair, Inc.................................................................         357,602        13,166,906
 #*Quanta Services, Inc.........................................................         473,806        10,234,210

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Industrials -- (Continued)
  #R. R. Donnelley & Sons Co....................................................         669,338   $     7,603,680
  #Raytheon Co..................................................................         188,494         9,045,827
   Republic Services, Inc.......................................................       1,061,717        31,087,074
   Ryder System, Inc............................................................         297,607        16,749,322
  #Southwest Airlines Co........................................................       4,290,532        41,103,297
   SPX Corp.....................................................................             316            22,003
   Stanley Black & Decker, Inc..................................................         528,407        37,083,603
  #Trinity Industries, Inc......................................................           2,800            88,088
   Tyco International, Ltd......................................................       1,433,965        73,060,517
   Union Pacific Corp...........................................................       2,552,964       291,829,315
  *URS Corp.....................................................................         378,541        15,576,962
                                                                                                   ---------------
Total Industrials...............................................................                     1,465,472,379
                                                                                                   ---------------
Information Technology -- (3.3%)
  #Activision Blizzard, Inc.....................................................       2,612,644        32,240,026
 #*Arrow Electronics, Inc.......................................................         568,882        23,489,138
  *Avnet, Inc...................................................................         711,662        24,815,654
   AVX Corp.....................................................................         292,217         3,845,576
 #*Brocade Communications Systems, Inc..........................................         419,260         2,352,049
  #Computer Sciences Corp.......................................................         897,932        23,193,584
   Corning, Inc.................................................................       1,862,728        23,973,309
  #Fidelity National Information Services, Inc..................................       1,328,465        37,940,960
   Hewlett-Packard Co...........................................................         531,045        14,858,639
  #IAC/InterActiveCorp..........................................................         540,265        23,269,214
  *Ingram Micro, Inc. Class A...................................................         911,755        17,305,110
 #*Micron Technology, Inc.......................................................       3,193,681        24,240,039
   Molex, Inc. Class A..........................................................             183             4,006
 #*Tech Data Corp...............................................................          18,421           956,418
  *Western Digital Corp.........................................................         773,008        28,098,841
   Xerox Corp...................................................................       5,490,094        42,548,228
 #*Yahoo!, Inc..................................................................       1,444,811        22,351,226
                                                                                                   ---------------
Total Information Technology....................................................                       345,482,017
                                                                                                   ---------------
Materials -- (2.7%)
  #Alcoa, Inc...................................................................       5,357,434        54,431,529
  #Ashland, Inc.................................................................         376,837        23,763,341
   Cliffs Natural Resources, Inc................................................         109,715         7,926,909
  *Coeur d'Alene Mines Corp.....................................................          80,030         2,213,630
   Cytec Industries, Inc........................................................          66,976         3,339,423
  #Domtar Corp..................................................................         199,193        17,206,291
   Huntsman Corp................................................................          56,811           723,204
   International Paper Co.......................................................       2,299,481        71,605,838
  *LyondellBasell Industries NV Class A.........................................          15,558           670,550
  #MeadWestavco Corp............................................................         988,501        29,101,469
  #Nucor Corp...................................................................          72,514         3,226,148
  #Reliance Steel & Aluminum Co.................................................         363,907        19,359,852
  #Rock-Tenn Co. Class A........................................................          62,385         3,859,136
   Sealed Air Corp..............................................................         234,893         4,681,418
  #Steel Dynamics, Inc..........................................................         893,527        14,251,756
  *SunCoke Energy, Inc..........................................................               1                 9
  #United States Steel Corp.....................................................          97,681         2,948,989
  #Vulcan Materials Co..........................................................         576,439        25,282,615
  #Westlake Chemical Corp.......................................................          11,549           675,039
                                                                                                   ---------------
Total Materials.................................................................                       285,267,146
                                                                                                   ---------------
Telecommunication Services -- (5.9%)
   AT&T, Inc....................................................................      13,051,618       383,848,085
  #CenturyLink, Inc.............................................................       2,198,659        81,416,343
  #Frontier Communications Corp.................................................       1,781,243         7,623,720
  *MetroPCS Communications, Inc.................................................       1,453,136        12,845,722

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Telecommunication Services -- (Continued)
 #*NII Holdings, Inc............................................................         110,211   $     2,216,343
  *Sprint Nextel Corp...........................................................      13,961,200        29,597,744
 #*Telephone & Data Systems, Inc................................................         562,342        14,789,588
 #*United States Cellular Corp..................................................         265,925        12,197,980
  #Verizon Communications, Inc..................................................       1,811,751        68,230,543
                                                                                                   ---------------
Total Telecommunication Services................................................                       612,766,068
                                                                                                   ---------------
Utilities -- (1.2%)
 #*AES Corp.....................................................................       2,200,646        28,080,243
  *Calpine Corp.................................................................       1,267,319        18,502,857
  *NRG Energy, Inc..............................................................         987,176        16,663,531
   Public Service Enterprise Group, Inc.........................................       1,927,118        58,468,760
                                                                                                   ---------------
Total Utilities.................................................................                       121,715,391
                                                                                                   ---------------
TOTAL COMMON STOCKS.............................................................                     9,721,824,995
                                                                                                   ---------------
PREFERRED STOCKS -- (0.0%)
Consumer Discretionary -- (0.0%)
 #*Orchard Supply Hardware Stores Corp..........................................          21,756            43,512
                                                                                                   ---------------
TEMPORARY CASH INVESTMENTS -- (0.1%)
   BlackRock Liquidity Funds TempCash Portfolio - Institutional Shares..........      14,766,497        14,766,497
                                                                                                   ---------------

                                                                                      SHARES/
                                                                                        FACE
                                                                                       AMOUNT
                                                                                   -------------
                                                                                       (000)
SECURITIES LENDING COLLATERAL -- (6.8%)
(S)@DFA Short Term Investment Fund..............................................     710,917,448       710,917,448
   @Repurchase Agreement, UBS Securities LLC 0.20%, 02/01/12 (Collateralized by
     $938,961 U.S. Treasury Bond 0.500%, 08/15/14 & 1.375%, 03/15/12, valued at
     $943,095) to be repurchased at $920,554....................................   $         921           920,549
                                                                                                   ---------------
TOTAL SECURITIES LENDING COLLATERAL.............................................                       711,837,997
                                                                                                   ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $8,370,356,614)^^......................................................                   $10,448,473,001
                                                                                                   ===============

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

Summary of inputs used to value the Series' investments as of January 31, 2012 is as follows (See Security Valuation Note):

                                                                VALUATION INPUTS
                                           ---------------------------------------------------------
                                                    INVESTMENT IN SECURITIES (MARKET VALUE)
                                           ---------------------------------------------------------
                                               LEVEL 1         LEVEL 2     LEVEL 3        TOTAL
                                           --------------   ------------   -------   ---------------
Common Stocks
   Consumer Discretionary...............   $1,546,831,613             --      --     $ 1,546,831,613
   Consumer Staples.....................      910,320,583             --      --         910,320,583
   Energy...............................    1,739,148,712             --      --       1,739,148,712
   Financials...........................    1,736,907,283             --      --       1,736,907,283
   Health Care..........................      957,913,803             --      --         957,913,803
   Industrials..........................    1,465,472,379             --      --       1,465,472,379
   Information Technology...............      345,482,017             --      --         345,482,017
   Materials............................      285,267,146             --      --         285,267,146
   Telecommunication Services...........      612,766,068             --      --         612,766,068
   Utilities............................      121,715,391             --      --         121,715,391
Preferred Stocks
   Consumer Discretionary...............           43,512             --      --              43,512
Temporary Cash Investments..............       14,766,497             --      --          14,766,497
Securities Lending Collateral...........               --   $711,837,997      --         711,837,997
                                           --------------   ------------     ---     ---------------
TOTAL...................................   $9,736,635,004   $711,837,997      --     $10,448,473,001
                                           ==============   ============     ---     ===============

               See accompanying Notes to Schedules of Investments.

                       THE DFA INTERNATIONAL VALUE SERIES
                             SCHEDULE OF INVESTMENTS
                                JANUARY 31, 2012
                                   (UNAUDITED)

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
COMMON STOCKS -- (90.4%)
AUSTRALIA -- (4.9%)
   Alumina, Ltd.................................................................       2,919,489   $     3,969,063
  #Alumina, Ltd. Sponsored ADR..................................................         172,484           938,313
   Amcor, Ltd...................................................................         747,124         5,582,757
   Amcor, Ltd. Sponsored ADR....................................................          77,103         2,296,898
   Asciano Group, Ltd...........................................................       1,275,861         6,363,432
   Australia & New Zealand Banking Group, Ltd...................................       1,007,475        22,915,279
  #Bank of Queensland, Ltd......................................................         340,897         2,740,870
   Bendigo Bank, Ltd............................................................         573,155         5,041,771
  #Boral, Ltd...................................................................       1,547,524         6,634,489
   Caltex Australia, Ltd........................................................         351,425         4,745,955
   Crown, Ltd...................................................................         957,925         8,227,433
  *Downer EDI, Ltd..............................................................         132,490           507,773
  *Echo Entertainment Group, Ltd................................................       1,526,918         5,860,776
  #Fairfax Media, Ltd...........................................................       4,500,769         3,535,372
  #Harvey Norman Holdings, Ltd..................................................         991,617         2,167,917
   Incitec Pivot, Ltd...........................................................       4,149,937        14,134,960
   Insurance Australia Group, Ltd...............................................       1,979,602         6,116,704
   Lend Lease Group NL..........................................................         773,285         6,034,344
   Macquarie Group, Ltd.........................................................         568,086        15,368,243
   National Australia Bank, Ltd.................................................       1,749,697        44,287,178
   New Hope Corp., Ltd..........................................................          51,436           307,067
   OneSteel, Ltd................................................................       2,331,726         1,831,342
   Origin Energy, Ltd...........................................................       2,282,669        33,305,008
   OZ Minerals, Ltd.............................................................         497,884         5,763,361
   Primary Health Care, Ltd.....................................................          28,910            91,313
  *Qantas Airways, Ltd..........................................................       2,850,317         4,765,110
  *Rio Tinto, Ltd...............................................................          39,212         2,876,976
   Santos, Ltd..................................................................       1,552,780        22,167,766
  #Seven Group Holdings, Ltd....................................................         326,621         2,721,284
   Sims Metal Management, Ltd...................................................         124,128         1,983,296
  #Sims Metal Management, Ltd. Sponsored ADR....................................         124,013         1,982,968
   Sonic Healthcare, Ltd........................................................         329,113         3,925,345
   Suncorp Group, Ltd...........................................................       3,142,301        28,024,564
   TABCORP Holdings, Ltd........................................................       1,636,394         5,055,369
   Tatts Group, Ltd.............................................................       2,432,480         6,552,481
   Toll Holdings, Ltd...........................................................         662,085         3,511,875
   Treasury Wine Estates, Ltd...................................................          57,895           213,613
   Washington H. Soul Pattinson & Co., Ltd......................................         113,801         1,660,186
   Wesfarmers, Ltd..............................................................       2,578,622        82,898,834
                                                                                                   ---------------
TOTAL AUSTRALIA.................................................................                       377,107,285
                                                                                                   ---------------
AUSTRIA -- (0.3%)
  #Erste Group Bank AG..........................................................         342,508         7,545,700
   OMV AG.......................................................................         286,325         9,395,652
  #Raiffeisen Bank International AG.............................................          35,757         1,220,394
   Voestalpine AG...............................................................          64,901         2,133,183
                                                                                                   ---------------
TOTAL AUSTRIA...................................................................                        20,294,929
                                                                                                   ---------------
BELGIUM -- (0.7%)
   Ageas SA.....................................................................       2,527,359         5,267,704
   Delhaize Group SA............................................................         235,124        12,818,069
   Delhaize Group SA Sponsored ADR..............................................          52,900         2,894,159
   D'ieteren SA.................................................................           1,857            92,493
   KBC Groep NV.................................................................         322,512         6,148,454
  #Solvay SA....................................................................         180,191        17,830,897
   UCB SA.......................................................................         292,608        11,918,797
                                                                                                   ---------------
TOTAL BELGIUM...................................................................                        56,970,573
                                                                                                   ---------------

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
CANADA -- (11.1%)
   Astral Media, Inc. Class A...................................................          40,138   $     1,411,055
  #Bell Aliant, Inc.............................................................         162,757         4,557,910
  #Cameco Corp..................................................................         248,320         5,760,370
   Canadian National Resources, Ltd.............................................         528,860        20,949,755
  #Canadian Pacific Railway, Ltd................................................         266,453        19,002,747
  #Canadian Tire Corp. Class A..................................................         214,347        13,736,849
   Canadian Utilities, Ltd. Class A.............................................          14,436           869,011
  *CGI Group, Inc. Class A......................................................          44,129           891,206
   Empire Co., Ltd. Class A.....................................................          65,500         3,690,785
  #Encana Corp..................................................................       2,051,015        39,293,905
  #Enerplus Corp................................................................         371,811         8,862,355
   Ensign Energy Services, Inc..................................................         452,198         7,035,293
   Fairfax Financial Holdings, Ltd..............................................          54,622        22,171,291
  #Genworth MI Canada, Inc......................................................          84,524         1,916,900
   George Weston, Ltd...........................................................         139,152         9,035,790
   Goldcorp, Inc................................................................         839,720        40,616,755
   Groupe Aeroplan, Inc.........................................................          97,912         1,216,698
  #Husky Energy, Inc............................................................         783,918        19,146,456
   Industrial Alliance Insurance & Financial Services, Inc......................         168,485         4,451,150
  #Inmet Mining Corp............................................................         154,478        10,322,156
   Intact Financial Corp........................................................          99,400         5,860,704
  *Katanga Mining, Ltd..........................................................         156,578           198,319
   Kinross Gold Corp............................................................       2,678,826        30,269,371
  #Loblaw Cos., Ltd.............................................................         224,875         8,163,409
  *Lundin Mining Corp...........................................................       1,008,210         5,097,860
  #Magna International, Inc.....................................................         583,936        24,121,501
  #Manulife Financial Corp......................................................       4,206,497        49,125,441
   Methanex Corp................................................................          68,615         1,868,145
   Metro, Inc. Class A..........................................................         118,665         6,478,231
   National Bank of Canada......................................................          38,567         2,893,198
   Nexen, Inc...................................................................       1,734,907        31,092,329
  #Pengrowth Energy Corp........................................................         650,371         6,518,628
  #Penn West Petroleum, Ltd.....................................................         783,332        17,069,716
  *Precision Drilling Corp......................................................         706,616         7,251,500
  #Progress Energy Resources Corp...............................................         394,565         4,178,997
   Progressive Waste Solutions, Ltd.............................................         122,391         2,779,339
 #*Quadra FNX Mining, Ltd.......................................................         397,631         5,964,267
   Quebecor, Inc. Class B.......................................................          60,800         2,153,194
  *Sears Canada, Inc............................................................           2,159            25,106
  #Sun Life Financial, Inc......................................................       1,513,735        30,329,048
   Suncor Energy, Inc...........................................................       3,046,286       104,935,393
   Talisman Energy, Inc.........................................................       1,986,345        23,732,336
   Teck Resources, Ltd. Class A.................................................           4,115           181,188
  #Teck Resources, Ltd. Class B.................................................       1,483,730        62,918,320
   Telus Corp. Non-Voting.......................................................         175,881         9,428,148
  #Thomson Reuters Corp.........................................................       1,832,184        50,322,477
  #TransAlta Corp...............................................................         602,148        12,226,721
  #TransCanada Corp.............................................................       1,844,848        75,895,063
 #*Uranium One, Inc.............................................................         632,800         1,615,606
  #Viterra, Inc.................................................................         861,686         9,272,556
  #Yamana Gold, Inc.............................................................       1,777,340        30,753,814
                                                                                                   ---------------
TOTAL CANADA....................................................................                       857,658,362
                                                                                                   ---------------
DENMARK -- (1.1%)
  *A.P. Moeller-Maersk A.S. Series A............................................             591         4,155,286
   A.P. Moeller-Maersk A.S. Series B............................................           3,855        28,428,821
   Carlsberg A.S. Series B......................................................         312,511        23,821,574
  *Danske Bank A.S..............................................................       1,413,008        20,595,379
  *H. Lundbeck A.S..............................................................          76,382         1,508,264
   Rockwool International A.S. Series B.........................................             246            23,365
  *TDC A.S......................................................................         343,687         2,683,054

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
DENMARK -- (Continued)
 #*Vestas Wind Systems A.S......................................................         348,128   $     3,927,688
                                                                                                   ---------------
TOTAL DENMARK                                                                                           85,143,431
                                                                                                   ---------------
FINLAND -- (0.6%)
  *Kesko Oyj Series A...........................................................             662            23,317
   Kesko Oyj Series B...........................................................         138,917         4,909,888
  *Neste Oil Oyj................................................................          69,191           777,806
   Sampo Oyj Series A...........................................................         378,030         9,964,591
   Stora Enso Oyj Series R......................................................       1,304,065         9,312,601
  #Stora Enso Oyj Sponsored ADR.................................................          91,500           650,565
   UPM-Kymmene Oyj..............................................................       1,346,790        17,315,627
  #UPM-Kymmene Oyj Sponsored ADR................................................          69,300           887,733
                                                                                                   ---------------
TOTAL FINLAND...................................................................                        43,842,128
                                                                                                   ---------------
FRANCE -- (8.6%)
  *Arkema SA....................................................................         168,158        13,630,882
   AXA SA.......................................................................       4,058,877        61,802,857
  #AXA SA Sponsored ADR.........................................................         140,900         2,148,725
   BNP Paribas SA...............................................................         945,478        40,215,115
   Bollore SA...................................................................          18,716         3,798,615
 #*Bouygues SA..................................................................         168,992         5,277,872
  #Cap Gemini SA................................................................         324,351        11,857,971
   Casino Guichard Perrachon SA.................................................         139,924        12,468,120
   Cie de Saint-Gobain SA.......................................................       1,039,077        46,406,109
  *Cie Generale de Geophysique - Veritas SA.....................................          34,302           960,090
 #*Cie Generale de Geophysique - Veritas SA Sponsored ADR.......................         141,089         3,950,492
   Cie Generale des Establissements Michelin SA Series B........................         334,922        22,980,371
   Ciments Francais SA..........................................................          26,702         1,972,914
   CNP Assurances SA............................................................         318,796         4,300,179
   Credit Agricole SA...........................................................       2,838,495        17,540,888
  *Eiffage SA...................................................................          16,693           513,099
   Electricite de France SA.....................................................         379,713         8,768,104
   France Telecom SA............................................................       3,803,372        57,176,295
   GDF Suez SA..................................................................       2,974,295        80,973,943
   Groupe Eurotunnel SA.........................................................         907,172         7,488,411
   Lafarge SA...................................................................         505,082        20,666,081
   Lagardere SCA................................................................         243,906         6,949,878
   Natixis SA...................................................................       2,026,810         6,243,494
   Peugeot SA...................................................................         358,364         6,631,068
   PPR SA.......................................................................         161,317        25,473,158
   Renault SA...................................................................         500,084        21,392,901
   Rexel SA.....................................................................         243,067         4,795,762
   Sanofi SA....................................................................         161,222        11,953,419
  #Sanofi SA ADR................................................................         651,672        24,196,581
   SCOR SE......................................................................         198,036         4,988,569
  #Societe Generale SA..........................................................       1,383,654        36,989,124
   STMicroelectronics NV........................................................       1,542,301        10,293,218
  #Thales SA....................................................................          27,549           944,022
  *Vallourec SA.................................................................          44,398         3,005,164
   Vivendi SA...................................................................       3,567,218        74,837,940
                                                                                                   ---------------
TOTAL FRANCE....................................................................                       663,591,431
                                                                                                   ---------------
GERMANY -- (7.6%)
   Allianz SE...................................................................         405,395        44,689,582
   Allianz SE Sponsored ADR.....................................................       2,834,240        31,488,406
   Bayerische Motoren Werke AG..................................................         915,762        78,584,601
  *Celesio AG...................................................................          21,566           416,432
 #*Commerzbank AG...............................................................       3,033,545         7,292,265
   Daimler AG...................................................................       2,088,586       115,921,555
   Deutsche Bank AG (5750355)...................................................       1,039,440        44,288,761

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
GERMANY -- (Continued)
  #Deutsche Bank AG (D18190898).................................................         420,711   $    17,960,153
   Deutsche Lufthansa AG........................................................         464,311         6,447,117
   Deutsche Telekom AG..........................................................       2,852,483        32,137,037
  #Deutsche Telekom AG Sponsored ADR............................................       3,099,741        35,089,068
   E.ON AG......................................................................       2,636,016        56,560,657
   Fraport AG...................................................................          37,336         2,243,674
   Generali Deutschland Holding AG..............................................           8,679           651,846
   Hannover Rueckversicherung AG................................................          74,974         3,994,161
   Heidelberger Zement AG.......................................................         201,967         9,964,802
  #Merck KGaA...................................................................          50,209         5,246,274
   Munchener Rueckversicherungs-Gesellschaft AG.................................         395,244        51,542,462
 #*RWE AG.......................................................................         317,533        12,194,194
   Salzgitter AG................................................................          79,216         4,747,721
   SCA Hygiene Products SE......................................................           3,195         1,401,511
  #Suedzucker AG................................................................          54,734         1,620,169
  #ThyssenKrupp AG..............................................................         368,208        10,496,228
   Volkswagen AG................................................................          46,763         7,584,807
                                                                                                   ---------------
TOTAL GERMANY...................................................................                       582,563,483
                                                                                                   ---------------
GREECE -- (0.1%)
   Hellenic Petroleum S.A.......................................................         334,517         2,523,699
  *National Bank of Greece S.A..................................................         705,803         2,533,605
                                                                                                   ---------------
TOTAL GREECE....................................................................                         5,057,304
                                                                                                   ---------------
HONG KONG -- (1.5%)
   Cathay Pacific Airways, Ltd..................................................         142,000           282,279
   Dah Sing Banking Group, Ltd..................................................           4,000             4,039
   Dah Sing Financial Holdings, Ltd.............................................         113,650           391,592
   Great Eagle Holdings, Ltd....................................................         860,324         2,121,407
   Hang Lung Group, Ltd.........................................................         436,000         2,771,479
   Henderson Land Development Co., Ltd..........................................       3,286,114        17,872,525
   Hong Kong & Shanghai Hotels, Ltd.............................................       2,025,348         2,703,078
   Hopewell Holdings, Ltd.......................................................       1,064,169         2,784,919
   Hutchison Whampoa, Ltd.......................................................       5,618,000        53,363,003
  #Hysan Development Co., Ltd...................................................       1,040,362         4,106,105
   Kowloon Development Co., Ltd.................................................           4,000             3,748
   New World Development Co., Ltd...............................................       8,159,476         8,926,585
   Orient Overseas International, Ltd...........................................         488,000         2,541,444
  #Sino Land Co., Ltd...........................................................       1,645,352         2,740,695
   Wharf Holdings, Ltd..........................................................         975,990         5,566,730
   Wheelock & Co., Ltd..........................................................       3,482,000        11,110,081
                                                                                                   ---------------
TOTAL HONG KONG.................................................................                       117,289,709
                                                                                                   ---------------
IRELAND -- (0.2%)
   CRH P.L.C....................................................................         590,083        11,725,178
   CRH P.L.C. Sponsored ADR.....................................................         259,888         5,179,568
                                                                                                   ---------------
TOTAL IRELAND...................................................................                        16,904,746
                                                                                                   ---------------
ISRAEL -- (0.5%)
   Bank Hapoalim B.M............................................................       2,940,875        10,213,635
   Bank Leumi Le-Israel B.M.....................................................       2,840,659         9,228,516
   Bezeq Israeli Telecommunication Corp., Ltd...................................       1,176,671         2,032,603
   Elbit Systems, Ltd...........................................................          57,084         2,373,999
   Israel Chemicals, Ltd........................................................         516,264         5,388,414
  *Israel Discount Bank, Ltd. Series A..........................................       1,954,545         2,803,626
  *Mellanox Technologies, Ltd...................................................           1,627            58,918
  *NICE Systems, Ltd............................................................          11,443           410,425
  *NICE Systems, Ltd. Sponsored ADR.............................................         160,983         5,788,949
  *Oil Refineries, Ltd..........................................................          56,525            33,410
   Partner Communications Co., Ltd..............................................          95,455           786,356

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
ISRAEL -- (Continued)
   Strauss Group, Ltd...........................................................          17,492   $       214,310
                                                                                                   ---------------
TOTAL ISRAEL....................................................................                        39,333,161
                                                                                                   ---------------
ITALY -- (1.3%)
  #Banca Monte Dei Paschi di Siena SpA..........................................       5,888,363         2,241,509
 #*Fiat SpA.....................................................................       1,258,247         7,572,696
  #Finmeccanica SpA.............................................................       1,096,376         4,947,972
   Intesa Sanpaolo SpA..........................................................       9,944,263        19,046,826
   Parmalat SpA.................................................................         549,613         1,042,921
   Telecom Italia SpA...........................................................       5,476,933         5,581,265
  #Telecom Italia SpA Sponsored ADR.............................................       1,874,500        19,157,390
  #UniCredit SpA................................................................       6,558,055        32,709,705
  #Unione di Banche Italiane ScpA...............................................       1,179,907         5,431,123
                                                                                                   ---------------
TOTAL ITALY.....................................................................                        97,731,407
                                                                                                   ---------------
JAPAN -- (18.9%)
   77 Bank, Ltd. (The)..........................................................         737,372         3,403,908
  #AEON Co., Ltd................................................................       1,886,800        24,917,390
   Aisin Seiki Co., Ltd.........................................................         254,300         8,050,493
   Ajinomoto Co., Inc...........................................................       1,189,000        14,390,789
   Alfresa Holdings Corp........................................................          85,700         3,761,768
   Amada Co., Ltd...............................................................         821,000         5,690,953
   Aozora Bank, Ltd.............................................................         991,000         2,763,933
   Asahi Kasei Corp.............................................................         968,000         6,144,093
  #Asatsu-DK, Inc...............................................................          32,500           907,091
   Autobacs Seven Co., Ltd......................................................          71,600         3,314,141
   Awa Bank, Ltd. (The).........................................................          65,600           445,390
   Bank of Kyoto, Ltd. (The)....................................................         731,400         6,319,215
   Bank of Yokohama, Ltd. (The).................................................       1,279,000         5,939,809
   Bridgestone Corp.............................................................         523,400        11,975,948
   Canon Marketing Japan, Inc...................................................         124,900         1,531,542
  #Casio Computer Co., Ltd......................................................         249,300         1,466,988
   Chiba Bank, Ltd. (The).......................................................         980,000         6,098,477
   Chugoku Bank, Ltd. (The).....................................................         403,800         5,519,033
   Chuo Mitsui Trust Holdings, Inc..............................................       5,611,629        17,604,228
   Citizen Holdings Co., Ltd....................................................         511,000         3,107,550
   Coca-Cola West Co., Ltd......................................................         109,007         1,877,634
   COMSYS Holdings Corp.........................................................         151,700         1,699,099
   Cosmo Oil Co., Ltd...........................................................       1,212,364         3,534,318
   Credit Saison Co., Ltd.......................................................         302,600         6,174,141
   Dai Nippon Printing Co., Ltd.................................................       1,815,000        19,573,451
   Daicel Chemical Industries, Ltd..............................................         515,000         3,238,397
   Daido Steel Co., Ltd.........................................................         324,000         2,126,875
   Dainippon Sumitomo Pharma Co., Ltd...........................................         313,600         3,624,740
   Daiwa Securities Group, Inc..................................................       3,272,000        11,789,529
   Denso Corp...................................................................         203,988         6,075,869
 #*Elpida Memory, Inc...........................................................         366,400         1,556,616
   Fuji Heavy Industries, Ltd...................................................       1,298,000         8,843,428
   Fuji Television Network, Inc.................................................           1,128         1,747,732
   FUJIFILM Holdings Corp.......................................................       1,327,000        31,530,284
   Fukuoka Financial Group, Inc.................................................       1,800,000         7,701,692
   Fukuyama Transporting Co., Ltd...............................................          71,000           418,227
   Glory, Ltd...................................................................         119,600         2,603,767
   Gunma Bank, Ltd. (The).......................................................         921,397         5,030,643
   H2O Retailing Corp...........................................................         198,000         1,554,172
   Hachijuni Bank, Ltd. (The)...................................................         993,231         5,832,867
   Hakuhodo DY Holdings, Inc....................................................          39,920         2,454,611
  *Hankyu Hanshin Holdings, Inc.................................................         582,000         2,613,733
   Higo Bank, Ltd. (The)........................................................         282,000         1,645,604
   Hiroshima Bank, Ltd. (The)...................................................         300,000         1,412,820
   Hitachi Capital Corp.........................................................         105,100         1,586,465

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
JAPAN -- (Continued)
   Hitachi High-Technologies Corp...............................................         159,200   $     3,500,097
   Hitachi Transport System, Ltd................................................          94,400         1,608,536
   Hokuhoku Financial Group, Inc................................................       2,620,000         5,247,921
   House Foods Corp.............................................................         148,300         2,765,116
   Idemitsu Kosan Co., Ltd......................................................          51,124         5,542,585
   Inpex Corp...................................................................           3,476        23,781,329
   Isetan Mitsukoshi Holdings, Ltd..............................................         882,200         9,957,415
   ITOCHU Corp..................................................................         960,700        10,461,439
   Iyo Bank, Ltd. (The).........................................................         548,000         5,277,432
   J. Front Retailing Co., Ltd..................................................       1,136,000         5,608,394
   JFE Holdings, Inc............................................................         600,700        10,731,698
   Joyo Bank, Ltd. (The)........................................................       1,503,000         6,668,591
   JS Group Corp................................................................         419,700         8,695,354
   JTEKT Corp...................................................................         463,200         4,968,413
   JX Holdings, Inc.............................................................       5,548,433        33,646,386
   Kagoshima Bank, Ltd. (The)...................................................         358,143         2,479,332
   Kajima Corp..................................................................       1,544,000         5,228,724
   Kamigumi Co., Ltd............................................................         519,000         4,578,097
   Kaneka Corp..................................................................         653,542         3,662,745
  #Kawasaki Kisen Kaisha, Ltd...................................................       1,166,087         2,212,286
   Keiyo Bank, Ltd. (The).......................................................         418,000         2,063,213
   Kewpie Corp..................................................................         113,400         1,681,768
   Kinden Corp..................................................................         285,000         2,500,427
   Kobe Steel, Ltd..............................................................       3,785,000         6,225,213
   Konica Minolta Holdings, Inc.................................................          49,500           361,034
   Kyocera Corp.................................................................         306,200        26,163,888
  #Kyocera Corp. Sponsored ADR..................................................          13,600         1,158,720
   Kyowa Hakko Kirin Co., Ltd...................................................         584,000         7,210,133
   Mabuchi Motor Co., Ltd.......................................................          36,100         1,551,382
   Marui Group Co., Ltd.........................................................         542,642         4,368,931
   Maruichi Steel Tube, Ltd.....................................................         104,400         2,440,090
 #*Mazda Motor Corp.............................................................       3,005,000         4,983,947
   Medipal Holdings Corp........................................................         339,800         3,709,835
   Meiji Holdings Co., Ltd......................................................         144,395         6,324,223
   Mitsubishi Chemical Holdings Corp............................................       3,885,000        21,865,444
   Mitsubishi Corp..............................................................       1,485,600        33,973,156
   Mitsubishi Gas Chemical Co., Inc.............................................         948,000         5,363,773
   Mitsubishi Heavy Industries, Ltd.............................................       9,007,000        41,344,120
   Mitsubishi Logistics Corp....................................................         236,000         2,726,630
   Mitsubishi Materials Corp....................................................       2,533,000         7,929,487
   Mitsubishi Tanabe Pharma Corp................................................         405,600         5,732,005
   Mitsubishi UFJ Financial Group, Inc..........................................      15,413,706        71,217,496
   Mitsubishi UFJ Financial Group, Inc. ADR.....................................       4,781,372        21,946,497
   Mitsui & Co., Ltd............................................................       1,113,500        18,928,841
   Mitsui & Co., Ltd. Sponsored ADR.............................................          11,723         3,985,820
   Mitsui Chemicals, Inc........................................................       1,861,800         5,900,044
   Mitsui Engineering & Shipbuilding Co., Ltd...................................       1,025,000         1,808,035
   Mitsui Mining & Smelting Co., Ltd............................................          64,030           175,161
  #Mitsui O.S.K. Lines, Ltd.....................................................         819,000         3,103,008
   Mizuho Financial Group, Inc..................................................         712,500         1,079,005
  #Mizuho Financial Group, Inc. ADR.............................................         349,173         1,047,519
   MS&AD Insurance Group Holdings, Inc..........................................         864,553        17,769,891
   Nagase & Co., Ltd............................................................         235,889         2,738,191
   Namco Bandai Holdings, Inc...................................................          49,800           710,105
   Nanto Bank, Ltd. (The).......................................................         319,000         1,740,953
  *NEC Corp.....................................................................       5,425,101        10,857,843
  *Nippon Electric Glass Co., Ltd...............................................         456,000         3,976,373
   Nippon Express Co., Ltd......................................................       1,952,238         7,834,782
   Nippon Meat Packers, Inc.....................................................         429,536         5,467,907
  #Nippon Paper Group, Inc......................................................         231,700         4,977,255
   Nippon Sheet Glass Co., Ltd..................................................       1,171,739         2,369,568

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
JAPAN -- (Continued)
   Nippon Shokubai Co., Ltd.....................................................         234,000   $     2,644,218
   Nippon Steel Corp............................................................       7,750,000        19,055,371
   Nippon Television Network Corp...............................................          12,380         1,918,474
  #Nippon Yusen K.K.............................................................       3,032,000         7,704,296
   Nishi-Nippon Bank, Ltd.......................................................       1,403,569         4,121,568
   Nissan Motor Co., Ltd........................................................       3,061,100        28,998,729
   Nissan Shatai Co., Ltd.......................................................         216,000         2,250,373
   Nisshin Seifun Group, Inc....................................................         394,500         4,783,257
   Nisshin Steel Co., Ltd.......................................................       1,431,000         2,221,870
   Nisshinbo Holdings, Inc......................................................         305,000         3,066,966
   NKSJ Holdings, Inc...........................................................         338,250         7,385,571
   NOK Corp.....................................................................         162,200         3,038,868
   Nomura Holdings, Inc.........................................................       4,489,400        16,551,009
  #Nomura Real Estate Holdings, Inc.............................................         164,700         2,564,464
   NTN Corp.....................................................................         651,000         2,685,948
   Obayashi Corp................................................................       1,650,682         7,962,181
   OJI Paper Co., Ltd...........................................................       1,997,000        10,280,895
   Ono Pharmaceutical Co., Ltd..................................................          50,400         2,826,118
   Onward Holdings Co., Ltd.....................................................         278,000         2,256,715
   Panasonic Corp...............................................................       3,240,817        26,236,435
   Panasonic Corp. Sponsored ADR................................................         302,421         2,446,586
  *Renesas Electronics Corp.....................................................         121,800           773,576
   Rengo Co., Ltd...............................................................         428,000         3,043,411
   Ricoh Co., Ltd...............................................................       1,666,000        14,079,974
   Rohm Co., Ltd................................................................         230,500        11,424,058
   San-in Godo Bank, Ltd. (The).................................................          97,900           740,984
   Sankyo Co., Ltd..............................................................          57,500         2,815,889
   SBI Holdings, Inc............................................................          45,820         3,466,107
   Seiko Epson Corp.............................................................         296,800         3,788,273
   Seino Holdings Co., Ltd......................................................         295,000         2,259,978
   Sekisui Chemical Co., Ltd....................................................         736,000         6,461,747
  #Sekisui House, Ltd...........................................................       1,354,000        12,732,262
   Seven & I Holdings Co., Ltd..................................................       1,063,800        30,026,407
   Sharp Corp...................................................................       2,998,000        25,858,048
  #Shiga Bank, Ltd..............................................................         451,185         3,054,662
   Shimizu Corp.................................................................       1,371,000         6,269,437
   Shinsei Bank, Ltd............................................................       1,642,000         1,856,296
   Shizuoka Bank, Ltd...........................................................         827,000         8,508,209
   Showa Denko K.K..............................................................       1,456,000         3,182,514
  #Showa Shell Sekiyu K.K.......................................................         194,600         1,336,500
   SKY Perfect JSAT Holdings, Inc...............................................           3,029         1,567,632
   Sojitz Corp..................................................................       2,578,100         4,452,436
   Sony Corp....................................................................         768,200        14,045,384
  #Sony Corp. Sponsored ADR.....................................................       1,801,665        32,826,336
   Sumitomo Bakelite Co., Ltd...................................................         347,000         2,024,673
   Sumitomo Chemical Co., Ltd...................................................       2,223,000         8,972,067
   Sumitomo Corp................................................................       3,241,900        46,727,358
   Sumitomo Electric Industries, Ltd............................................       2,606,700        31,492,762
   Sumitomo Forestry Co., Ltd...................................................         161,400         1,448,071
   Sumitomo Heavy Industries, Ltd...............................................         297,000         1,906,449
   Sumitomo Metal Industries, Ltd...............................................         916,000         1,639,477
  #Sumitomo Mitsui Financial Group, Inc.........................................       1,025,500        32,795,785
   Suzuken Co., Ltd.............................................................         150,000         4,385,086
   Suzuki Motor Corp............................................................         519,200        11,866,610
   Taiheiyo Cement Corp.........................................................       1,629,800         3,578,919
   Taisei Corp..................................................................       2,148,703         5,953,089
 #*Taisho Pharmaceutical Holdings Co., Ltd......................................          73,099         6,425,653
  #Takashimaya Co., Ltd.........................................................         615,634         4,795,923
   TDK Corp.....................................................................         113,700         5,430,265
   Teijin, Ltd..................................................................       1,535,450         4,988,482
   Tokai Rika Co., Ltd..........................................................          94,200         1,582,092

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
JAPAN -- (Continued)
   Tokyo Broadcasting System, Inc...............................................          85,300   $     1,150,133
   Toppan Printing Co., Ltd.....................................................       1,312,000        10,517,916
   Tosoh Corp...................................................................       1,044,000         2,951,278
   Toyo Seikan Kaisha, Ltd......................................................         346,349         5,135,845
   Toyobo Co., Ltd..............................................................         664,000           975,970
   Toyota Motor Corp............................................................         398,279        14,689,532
  #Toyota Motor Corp. Sponsored ADR.............................................         673,198        49,466,589
   Toyota Tsusho Corp...........................................................         482,400         9,163,993
  #UNY Co., Ltd.................................................................         390,450         3,657,543
   Wacoal Corp..................................................................         179,000         2,342,732
   Yamaguchi Financial Group, Inc...............................................         492,148         4,722,407
   Yamaha Corp..................................................................         327,300         3,018,063
   Yamato Holdings Co., Ltd.....................................................         390,600         6,474,868
   Yamato Kogyo Co., Ltd........................................................          82,600         2,601,414
   Yamazaki Baking Co., Ltd.....................................................         128,000         1,697,439
  #Yokohama Rubber Co., Ltd.....................................................         437,000         2,625,903
                                                                                                   ---------------
TOTAL JAPAN.....................................................................                     1,456,307,474
                                                                                                   ---------------
MALAYSIA -- (0.0%)
  *Rekapacific Berhad...........................................................         691,000                --
                                                                                                   ---------------
NETHERLANDS -- (2.8%)
  *Aegon NV.....................................................................       3,288,297        15,974,951
   Akzo Nobel NV................................................................         444,472        23,192,287
   ArcelorMittal NV.............................................................       2,446,831        50,265,431
  *ING Groep NV.................................................................       4,345,626        39,647,587
 #*ING Groep NV Sponsored ADR...................................................       1,273,519        11,601,758
   Koninklijke Ahold NV.........................................................         982,398        13,036,487
  #Koninklijke DSM NV...........................................................         452,418        23,254,162
   Koninklijke Philips Electronics NV...........................................       1,939,039        39,274,617
   Philips Electronics NV ADR...................................................         137,395         2,783,623
                                                                                                   ---------------
TOTAL NETHERLANDS...............................................................                       219,030,903
                                                                                                   ---------------
NEW ZEALAND -- (0.1%)
   Auckland International Airport, Ltd..........................................         219,002           443,276
   Contact Energy, Ltd..........................................................       1,261,859         4,977,683
   Fletcher Building, Ltd.......................................................           6,732            36,206
                                                                                                   ---------------
TOTAL NEW ZEALAND...............................................................                         5,457,165
                                                                                                   ---------------
NORWAY -- (0.9%)
   Aker ASA Series A............................................................          72,828         2,050,999
  *Aker Kvaerner ASA............................................................         255,407         3,142,200
  *Archer, Ltd..................................................................         135,267           313,030
   BW Offshore, Ltd.............................................................         416,901           630,344
   Cermaq ASA...................................................................          10,440           144,004
   DNB ASA......................................................................       1,077,917        11,372,152
  #Marine Harvest ASA...........................................................       7,530,562         4,093,351
   Norsk Hydro ASA..............................................................       3,357,025        17,770,279
   Norsk Hydro ASA Sponsored ADR................................................          59,900           313,876
   Orkla ASA....................................................................       2,797,062        22,692,682
  *Petroleum Geo-Services ASA...................................................         301,322         3,870,720
   Stolt-Nielsen, Ltd...........................................................           2,289            49,339
   Storebrand ASA...............................................................       1,082,306         5,358,944
  *Subsea 7 SA..................................................................          80,001         1,621,698
                                                                                                   ---------------
TOTAL NORWAY....................................................................                       73,423,618
                                                                                                   ---------------
PORTUGAL -- (0.1%)
   Banco Espirito Santo SA......................................................         872,703         1,443,973
  #Cimpor Cimentos de Portugal SA...............................................         169,758         1,144,549
 #*EDP Renovaveis SA............................................................         447,616         2,578,730

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
PORTUGAL -- (Continued)
 #*Portugal Telecom SA..........................................................         398,347   $     1,980,413
                                                                                                   ---------------
TOTAL PORTUGAL..................................................................                         7,147,665
                                                                                                   ---------------
SINGAPORE -- (1.0%)
   CapitaLand, Ltd..............................................................       4,942,000        10,304,078
   CapitaMalls Asia, Ltd........................................................       1,863,000         1,956,376
   DBS Group Holdings, Ltd......................................................       1,514,557        16,255,522
   Fraser & Neave, Ltd..........................................................       1,385,450         7,468,546
   Golden Agri-Resources, Ltd...................................................      13,950,000         8,123,830
  #Neptune Orient Lines, Ltd....................................................       1,079,004         1,112,797
  #Overseas Union Enterprise, Ltd...............................................         405,000           720,265
   Singapore Airlines, Ltd......................................................       1,585,600        13,963,792
   Singapore Land, Ltd..........................................................         532,000         2,479,487
   United Industrial Corp., Ltd.................................................       2,152,000         4,710,889
   UOL Group, Ltd...............................................................       1,376,600         5,024,459
   Venture Corp., Ltd...........................................................         307,000         1,757,192
   Wheelock Properties, Ltd.....................................................         870,000         1,104,759
                                                                                                   ---------------
TOTAL SINGAPORE.................................................................                        74,981,992
                                                                                                   ---------------
SPAIN -- (2.6%)
  #Acciona SA...................................................................         114,419         9,200,441
  #Banco de Sabadell SA.........................................................       4,324,542        15,990,678
  #Banco Espanol de Credito SA..................................................         400,117         2,042,658
  #Banco Popular Espanol SA.....................................................       3,740,123        16,110,486
  #Banco Santander SA (5705946).................................................       5,574,218        43,528,324
  *Banco Santander SA (B7LNLG9).................................................         117,030           910,829
  #Banco Santander SA Sponsored ADR.............................................       1,384,686        10,911,326
   CaixaBank SA.................................................................       2,664,573        13,407,094
  #Fomento de Construcciones y Contratas SA.....................................          41,871           985,297
   Gas Natural SDG SA...........................................................       1,165,796        19,104,998
   Iberdrola SA.................................................................         881,200         5,205,265
  #Repsol YPF SA................................................................         798,657        22,022,464
  #Repsol YPF SA Sponsored ADR..................................................       1,432,181        39,685,736
                                                                                                  ----------------
TOTAL SPAIN.....................................................................                       199,105,596
                                                                                                  ----------------
SWEDEN -- (2.3%)
   Boliden AB...................................................................         236,385         4,054,737
   Holmen AB Series A...........................................................           6,300           190,531
  *Meda AB Series A.............................................................          96,080         1,016,549
   Nordea Bank AB...............................................................       4,070,233        34,167,286
   Skandinaviska Enskilda Banken AB Series A....................................       3,408,342        21,481,111
  *Skandinaviska Enskilda Banken AB Series C....................................          12,151            76,293
  #SSAB AB Series A.............................................................         507,586         5,337,530
   SSAB AB Series B.............................................................         233,785         2,142,816
  *Svenska Cellulosa AB Series A................................................          61,106         1,017,490
   Svenska Cellulosa AB Series B................................................       1,586,671        26,543,200
   Swedbank AB Series A.........................................................       1,322,591        19,037,014
   Tele2 AB Series B............................................................         486,626         9,305,443
  *Telefonaktiebolaget LM Ericsson AB Series A..................................          20,342           189,841
  *Telefonaktiebolaget LM Ericsson AB Series B..................................       1,622,013        15,094,821
   Telefonaktiebolaget LM Ericsson AB Sponsored ADR.............................         952,162         8,826,542
   TeliaSonera AB...............................................................       3,768,582        25,123,473
   Volvo AB Series A............................................................         370,556         4,825,758
                                                                                                   ---------------
TOTAL SWEDEN....................................................................                       178,430,435
                                                                                                   ---------------
SWITZERLAND -- (4.4%)
   Adecco SA....................................................................         351,751        16,749,306
  #Alpiq Holding AG.............................................................           1,239           229,555
  *Aryzta AG....................................................................          19,723           911,701
   Baloise Holding AG...........................................................         200,163        15,371,112

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
SWITZERLAND -- (Continued)
   Banque Cantonale Vaudoise AG.................................................             732   $       370,729
  *Clariant AG..................................................................           4,920            59,985
   Credit Suisse Group AG.......................................................         393,810        10,246,727
  #Credit Suisse Group AG Sponsored ADR.........................................         805,990        20,987,980
   Givaudan SA..................................................................          14,257        13,338,101
  #Holcim, Ltd..................................................................         886,165        50,716,539
   Lonza Group AG...............................................................          17,654           956,246
   Novartis AG..................................................................          16,632           902,674
  #Novartis AG ADR..............................................................         506,359        27,525,675
  *PSP Swiss Property AG........................................................          95,780         8,002,990
   St. Galler Kantonalbank AG...................................................           3,800         1,521,859
   Sulzer AG....................................................................          20,524         2,577,901
   Swiss Life Holding AG........................................................         123,557        12,284,284
  *Swiss Re, Ltd................................................................       1,108,107        60,300,647
  *UBS AG.......................................................................       3,071,652        41,907,176
   Zurich Financial Services AG.................................................         225,125        54,180,728
                                                                                                   ---------------
TOTAL SWITZERLAND...............................................................                       339,141,915
                                                                                                   ---------------
UNITED KINGDOM -- (18.8%)
   Anglo American P.L.C.........................................................          28,470         1,181,599
   Associated British Foods P.L.C...............................................       1,453,662        26,439,212
   Aviva P.L.C..................................................................       7,885,618        43,487,322
   Barclays P.L.C...............................................................       7,933,441        26,970,423
  #Barclays P.L.C. Sponsored ADR................................................       4,327,157        58,546,434
   BP P.L.C. Sponsored ADR......................................................       3,857,895       177,115,959
   Carnival P.L.C...............................................................         658,867        19,706,752
  #Carnival P.L.C. ADR..........................................................         241,674         7,259,887
   Eurasian Natural Resources Corp. P.L.C.......................................          53,873           587,843
  *Evraz P.L.C..................................................................         492,979         3,483,325
   HSBC Holdings P.L.C. Sponsored ADR...........................................         281,193        11,762,303
  *International Consolidated Airlines Group SA.................................       3,552,868         9,939,844
   International Power P.L.C....................................................       6,455,198        34,167,510
   Investec P.L.C...............................................................         980,981         5,816,155
   John Wood Group P.L.C........................................................          94,895           986,059
   Kazakhmys P.L.C..............................................................         690,345        12,411,750
   Kingfisher P.L.C.............................................................      10,285,817        41,529,918
   Legal & General Group P.L.C..................................................       8,831,187        16,070,675
  *Lloyds Banking Group P.L.C...................................................      61,840,852        29,905,318
 #*Lloyds Banking Group P.L.C. Sponsored ADR....................................       2,857,128         5,457,114
   Mondi P.L.C..................................................................       1,450,865        11,569,175
   Old Mutual P.L.C.............................................................      15,045,280        34,684,885
  #Pearson P.L.C. Sponsored ADR.................................................       1,734,559        32,193,415
   Resolution, Ltd..............................................................       2,907,313        12,526,237
   Rexam P.L.C..................................................................       4,237,546        25,022,971
  *Royal Bank of Scotland Group P.L.C...........................................      31,091,298        13,044,923
 #*Royal Bank of Scotland Group P.L.C. Sponsored ADR............................         377,000         3,174,340
  #Royal Dutch Shell P.L.C. ADR.................................................       3,323,210       243,724,221
   Royal Dutch Shell P.L.C. Series A............................................           1,668            59,175
   Royal Dutch Shell P.L.C. Series B............................................         128,375         4,691,721
   RSA Insurance Group P.L.C....................................................       5,217,096         8,720,524
   Sainsbury (J.) P.L.C.........................................................       5,529,939        25,168,129
   Vedanta Resources P.L.C......................................................          45,429           858,718
   Vodafone Group P.L.C.........................................................      34,976,333        94,336,574
   Vodafone Group P.L.C. Sponsored ADR..........................................       8,190,343       221,876,392
   William Morrison Supermarkets P.L.C..........................................       8,127,143        36,665,332
   Wolseley P.L.C...............................................................         889,796        30,862,832
   WPP P.L.C....................................................................       2,321,912        27,335,239
   WPP P.L.C. Sponsored ADR.....................................................          38,003         2,227,736

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
UNITED KINGDOM -- (Continued)
   Xstrata P.L.C................................................................       5,209,414   $    88,670,927
                                                                                                   ---------------
TOTAL UNITED KINGDOM............................................................                     1,450,238,868
                                                                                                   ---------------
TOTAL COMMON STOCKS.............................................................                     6,966,753,580
                                                                                                   ---------------
PREFERRED STOCKS -- (0.3%)
GERMANY -- (0.3%)
   Porsche Automobil Holding SE.................................................         334,085        20,573,028
                                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
SPAIN -- (0.0%)
  *Banco Santander SA Rights 01/30/12...........................................              33                 5
                                                                                                   ---------------

                                                                                      SHARES/
                                                                                        FACE
                                                                                       AMOUNT           VALUE+
                                                                                   -------------   ---------------
                                                                                       (000)
SECURITIES LENDING COLLATERAL -- (9.3%)
(S)@DFA Short Term Investment Fund..............................................     713,979,885       713,979,885
    @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.24%, 02/01/12
       (Collateralized by FNMA rates ranging from 3.000% to 4.000%, maturities ranging from 11/01/26 to 01/01/42, valued at $1,973,550) to be
       repurchased at $1,934,866................................................   $       1,935         1,934,853
                                                                                                   ---------------
TOTAL SECURITIES LENDING COLLATERAL.............................................                       715,914,738
                                                                                                   ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $7,185,784,005)^^......................................................                   $ 7,703,241,351
                                                                                                   ===============

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

Summary of inputs used to value the Series' investments as of January 31, 2012 is as follows (See Security Valuation Note):

                                                                VALUATION INPUTS
                                           ----------------------------------------------------------
                                                     INVESTMENT IN SECURITIES (MARKET VALUE)
                                           ----------------------------------------------------------
                                               LEVEL 1          LEVEL 2      LEVEL 3        TOTAL
                                           --------------   --------------   -------   --------------
Common Stocks
   Australia............................   $    7,201,475   $  369,905,810      --     $  377,107,285
   Austria..............................               --       20,294,929      --         20,294,929
   Belgium..............................        2,894,159       54,076,414      --         56,970,573
   Canada...............................      857,658,362               --      --        857,658,362
   Denmark..............................               --       85,143,431      --         85,143,431
   Finland..............................        1,538,298       42,303,830      --         43,842,128
   France...............................       30,295,798      633,295,633      --        663,591,431
   Germany..............................       84,537,627      498,025,856      --        582,563,483
   Greece...............................               --        5,057,304      --          5,057,304
   Hong Kong............................               --      117,289,709      --        117,289,709
   Ireland..............................        5,179,568       11,725,178      --         16,904,746
   Israel...............................        5,788,949       33,544,212      --         39,333,161
   Italy................................       19,157,390       78,574,017      --         97,731,407
   Japan................................      119,303,720    1,337,003,754      --      1,456,307,474
   Malaysia.............................               --               --      --                 --
   Netherlands..........................       14,385,381      204,645,522      --        219,030,903
   New Zealand..........................               --        5,457,165      --          5,457,165
   Norway...............................          313,876       73,109,742      --         73,423,618
   Portugal.............................               --        7,147,665      --          7,147,665
   Singapore............................               --       74,981,992      --         74,981,992
   Spain................................       50,597,062      148,508,534      --        199,105,596
   Sweden...............................        8,826,542      169,603,893      --        178,430,435
   Switzerland..........................       48,513,655      290,628,260      --        339,141,915
   United Kingdom.......................      766,821,126      683,417,742      --      1,450,238,868
Preferred Stocks
   Germany..............................               --       20,573,028      --         20,573,028
Rights/Warrants
   Spain................................                5               --      --                  5
Securities Lending Collateral...........               --      715,914,738      --        715,914,738
                                           --------------   --------------     ---     --------------
TOTAL...................................   $2,023,012,993   $5,680,228,358      --     $7,703,241,351
                                           ==============   ==============     ===     ==============

               See accompanying Notes to Schedule of Investments.

                        THE JAPANESE SMALL COMPANY SERIES
                             SCHEDULE OF INVESTMENTS
                                JANUARY 31, 2012
                                   (UNAUDITED)

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
COMMON STOCKS -- (90.0%)
Consumer Discretionary -- (20.2%)
  #Accordia Golf Co., Ltd.......................................................           4,489   $     3,475,899
   Aeon Fantasy Co., Ltd........................................................          57,832         1,008,798
   Ahresty Corp.................................................................          24,200           124,824
  #Aichi Machine Industry Co., Ltd..............................................         294,000         1,110,107
  #Aigan Co., Ltd...............................................................          96,200           465,390
   Aisan Industry Co., Ltd......................................................         132,800         1,164,646
  #Akebono Brake Industry Co., Ltd..............................................         326,700         1,654,420
  *Alpen Co., Ltd...............................................................          71,800         1,389,742
   Alpha Corp...................................................................          30,200           371,956
   Alpine Electronics, Inc......................................................         206,300         2,605,643
   Amiyaki Tei Co., Ltd.........................................................             235           602,317
   Amuse, Inc...................................................................          29,999           398,455
 #*Anrakutei Co., Ltd...........................................................          50,000           271,810
   AOI Advertising Promotion, Inc...............................................          39,000           211,471
   AOKI Holdings, Inc...........................................................          97,100         1,568,166
   Aoyama Trading Co., Ltd......................................................         250,500         4,498,037
   Arc Land Sakamoto Co., Ltd...................................................          33,300           609,622
   Arnest One Corp..............................................................         183,900         2,026,031
  #Asahi Co., Ltd...............................................................          38,800           779,995
 #*ASAHI TEC CORP...............................................................       1,772,000           745,167
  #Asatsu-DK, Inc...............................................................         122,600         3,421,825
  *Ashimori Industry Co., Ltd...................................................         319,000           477,275
  #ASKUL Corp...................................................................          78,100         1,239,142
   Asti Corp....................................................................          46,000           132,932
 #*Atom Corp....................................................................         170,700           736,247
   Atsugi Co., Ltd..............................................................         750,000           966,668
   Autobacs Seven Co., Ltd......................................................          97,200         4,499,086
   Avex Group Holdings, Inc.....................................................         152,900         1,884,253
   Belluna Co., Ltd.............................................................           8,700            69,685
  *Best Denki Co., Ltd..........................................................         304,500           776,880
  #Bic Camera, Inc..............................................................           2,531         1,463,056
   Bookoff Corp.................................................................          34,000           310,375
   Calsonic Kansei Corp.........................................................         617,000         3,874,343
   Can Do Co., Ltd..............................................................             297           334,207
  *Carchs Holdings Co., Ltd.....................................................         707,200           259,907
   Central Sports Co., Ltd......................................................           2,400            32,868
   Chiyoda Co., Ltd.............................................................         120,900         2,276,552
   Chofu Seisakusho Co., Ltd....................................................          88,800         2,268,629
   Chori Co., Ltd...............................................................         658,000           831,382
   Chuo Spring Co., Ltd.........................................................         202,000           748,041
 #*Clarion Co., Ltd.............................................................         496,000           954,525
   Cleanup Corp.................................................................         131,900           849,866
  #Colowide Co., Ltd............................................................         213,950         1,669,356
   Corona Corp..................................................................          76,200         1,271,877
  #Cross Plus, Inc..............................................................          22,000           218,927
   Daido Metal Co., Ltd.........................................................         144,000         1,664,245
   Daidoh, Ltd..................................................................         113,600         1,036,249
 #*Daiei, Inc. (The)............................................................         391,500         1,405,845
   Daikoku Denki Co., Ltd.......................................................          36,900           380,898
   Daimaruenawin Co., Ltd.......................................................             400             2,822
   Dainichi Co., Ltd............................................................          54,900           545,189
   Daisyo Corp..................................................................          54,300           734,681
  #DCM Holdings Co., Ltd........................................................         356,300         2,807,287
   Descente, Ltd................................................................         231,000         1,179,869
  #Doshisha Co., Ltd............................................................          54,800         1,731,717
   Doutor Nichires Holdings Co., Ltd............................................         140,986         1,979,928
   Dynic Corp...................................................................         127,000           252,441
   Eagle Industry Co., Ltd......................................................         108,000           944,645

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
Consumer Discretionary -- (Continued)
  #Edion Corp...................................................................         307,200   $     2,413,552
   Exedy Corp...................................................................         123,700         3,785,506
   F&A Aqua Holdings, Inc.......................................................          60,638           622,931
   FCC Co., Ltd.................................................................         136,900         2,907,814
   Fine Sinter Co., Ltd.........................................................          49,000           159,758
   Foster Electric Co., Ltd.....................................................          86,500         1,146,283
   France Bed Holdings Co., Ltd.................................................         750,000         1,528,079
  #F-Tech, Inc..................................................................          20,300           264,082
   Fuji Co., Ltd................................................................          97,000         2,336,934
   Fuji Corp, Ltd...............................................................         102,300           539,995
 #*Fuji Kiko Co., Ltd...........................................................         148,000           408,132
   Fuji Kyuko Co., Ltd..........................................................         311,000         1,898,581
   Fuji Oozx, Inc...............................................................           6,000            25,253
   Fujibo Holdings, Inc.........................................................         271,000           577,919
   Fujikura Rubber, Ltd.........................................................          72,900           279,187
  *Fujita Kanko, Inc............................................................         394,100         1,336,399
  #Fujitsu General, Ltd.........................................................         285,000         1,609,690
   FuKoKu Co., Ltd..............................................................             500             4,702
   Funai Electric Co., Ltd......................................................          84,200         2,000,296
  #Furukawa Battery Co., Ltd....................................................          71,000           354,033
   Futaba Industrial Co., Ltd...................................................         186,000         1,120,921
   G-7 Holdings, Inc............................................................          29,200           156,124
  *Gajoen Kanko Co..............................................................          37,000                --
   Gakken Holdings Co., Ltd.....................................................         322,000           698,196
 #*Genki Sushi Co., Ltd.........................................................          19,400           250,263
  #Geo Holdings Corp............................................................           1,394         1,517,669
   GLOBERIDE, Inc...............................................................         463,000           571,337
   Goldwin, Inc.................................................................         175,000           919,867
 #*Gourmet Kineya Co., Ltd......................................................          87,000           506,268
  *GSI Creos Corp...............................................................         194,000           283,227
  #Gulliver International Co., Ltd..............................................          24,330           951,849
   Gunze, Ltd...................................................................         758,000         2,334,005
   H.I.S. Co., Ltd..............................................................         101,800         2,947,775
  #H2O Retailing Corp...........................................................         387,000         3,037,700
   Hagihara Industries, Inc.....................................................           2,700            46,100
   Hakuyosha Co., Ltd...........................................................          88,000           249,645
  #Happinet Corp................................................................          72,200           665,878
  *Hard Off Corp Co., Ltd.......................................................           7,200            54,135
   Haruyama Trading Co., Ltd....................................................          47,900           243,124
  *Haseko Corp..................................................................       6,035,500         4,358,581
   Heiwa Corp...................................................................         154,600         2,783,560
   Hiday Hidaka Corp............................................................          23,200           422,874
   Hikari Tsushin, Inc..........................................................          95,800         2,488,993
   Himaraya Co., Ltd............................................................          35,900           258,598
  #Honeys Co., Ltd..............................................................          49,990           849,024
   Horipro, Inc.................................................................          41,800           576,369
   I Metal Technology Co., Ltd..................................................         142,000           291,237
  #Ichibanya Co., Ltd...........................................................          21,800           644,841
   Ichikawa Co., Ltd............................................................          63,000           137,514
  #Ichikoh Industries, Ltd......................................................         285,000           513,106
  #Ikyu Corp....................................................................             534           247,931
  #Imasen Electric Industrial Co., Ltd..........................................          56,000           693,014
   Imperial Hotel, Ltd..........................................................          10,950           269,619
 #*Impress Holdings, Inc........................................................         110,400           153,807
   Intage, Inc..................................................................          15,100           300,645
   Ishizuka Glass Co., Ltd......................................................         109,000           206,839
  *Izuhakone Railway Co., Ltd...................................................             300            21,254
   Izumi Co., Ltd...............................................................         102,500         1,815,472
  *Izutsuya Co., Ltd............................................................         350,000           216,574
  *Janome Sewing Machine Co., Ltd...............................................         402,000           312,571
   Japan Vilene Co., Ltd........................................................         139,000           623,143

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
Consumer Discretionary -- (Continued)
   Japan Wool Textile Co., Ltd. (The)...........................................         310,000   $     2,330,673
  *Jeans Mate Corp..............................................................          30,308            77,530
   Jidosha Buhin Kogyo Co., Ltd.................................................          79,000           435,856
 #*Joban Kosan Co., Ltd.........................................................         240,000           312,738
  #Joshin Denki Co., Ltd........................................................         205,000         2,301,924
   Juntendo Co., Ltd............................................................          31,000            49,575
 #*JVC Kenwood Holdings, Inc....................................................         481,530         1,988,036
   Kabuki-Za Co., Ltd...........................................................          39,000         1,866,862
  #Kadokawa Holdings, Inc.......................................................          88,600         2,850,397
  #Kappa Create Co., Ltd........................................................          53,100         1,287,716
   Kasai Kogyo Co., Ltd.........................................................         118,000           624,310
  #Kawai Musical Instruments Manufacturing Co., Ltd.............................         297,000           589,911
   Keihin Corp..................................................................         175,800         3,246,096
  #Keiyo Co., Ltd...............................................................         173,500         1,197,925
  #Kentucky Fried Chicken Japan, Ltd............................................          78,000         2,088,106
   Kimoto Co., Ltd..............................................................          55,100           363,753
 #*Kinki Nippon Tourist Co., Ltd................................................         224,000           285,721
 #*Kinugawa Rubber Industrial Co., Ltd..........................................         198,000         1,666,194
  #Kisoji Co., Ltd..............................................................          85,300         1,661,629
   Kohnan Shoji Co., Ltd........................................................         101,800         1,584,993
  #Kojima Co., Ltd..............................................................         145,700           984,020
   Komatsu Seiren Co., Ltd......................................................         145,000           680,739
   Komeri Co., Ltd..............................................................         121,500         3,739,169
  #Konaka Co., Ltd..............................................................         116,660         1,105,341
  #Kourakuen Corp...............................................................          19,400           311,527
   KU Holdings Co., Ltd.........................................................          68,200           354,854
  #Kura Corp....................................................................          54,800           769,139
   Kurabo Industries, Ltd.......................................................       1,067,000         2,159,670
   Kuraudia Co., Ltd............................................................           5,700            81,358
   Kuroganeya Co., Ltd..........................................................          14,000            56,008
  #KYB Co., Ltd.................................................................         633,000         3,379,897
  #Kyoritsu Maintenance Co., Ltd................................................          46,160           861,593
   Kyoto Kimono Yuzen Co., Ltd..................................................          55,700           695,963
 #*Laox Co., Ltd................................................................         423,000           211,250
   LEC, Inc.....................................................................          13,200           197,127
   Look, Inc....................................................................         159,000           443,768
   Mamiya-Op Co., Ltd...........................................................         285,000           435,390
  #Marche Corp..................................................................          23,000           214,743
   Mars Engineering Corp........................................................          43,600           806,441
 #*Maruei Department Store Co., Ltd.............................................         142,000           171,662
 #*Maruzen CHI Holdings Co., Ltd................................................          11,800            31,125
  #Maruzen Co., Ltd.............................................................          46,000           317,424
 #*Matsuya Co., Ltd.............................................................         158,400           955,053
  #Matsuya Foods Co., Ltd.......................................................          46,900           995,646
  #Megane TOP Co., Ltd..........................................................          85,100           983,699
   Meiko Network Japan Co., Ltd.................................................          26,300           243,716
   Meiwa Estate Co., Ltd........................................................          12,300            59,237
  *Meiwa Industry Co., Ltd......................................................          29,000            62,577
   Mikuni Corp..................................................................         108,000           229,786
  *Misawa Homes Co., Ltd........................................................         109,100           955,163
  *Mitsuba Corp.................................................................         152,690         1,321,607
   Mitsui Home Co., Ltd.........................................................         155,000           820,090
   Mizuno Corp..................................................................         435,000         2,355,046
   MOS Food Services, Inc.......................................................         116,500         2,365,582
   Mr Max Corp..................................................................         119,000           516,287
   Murakami Corp................................................................           5,000            53,582
   Musashi Seimitsu Industry Co., Ltd...........................................          85,200         1,968,148
  *Naigai Co., Ltd..............................................................       2,643,000         1,697,317
  *Nexyz Corp...................................................................           1,920            47,232
   Nice Holdings, Inc...........................................................         451,000         1,518,089
   Nidec Copal Corp.............................................................          88,700           967,674

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
Consumer Discretionary -- (Continued)
  #Nidec Tosok Corp.............................................................         109,300   $     1,312,455
   Nifco, Inc...................................................................         206,600         5,531,804
   Nihon Eslead Corp............................................................           2,400            22,107
   Nihon Tokushu Toryo Co., Ltd.................................................          56,000           229,045
   Nikkato Corp.................................................................             700             4,228
 #*Nippon Columbia Co., Ltd.....................................................         609,000           240,463
   Nippon Felt Co., Ltd.........................................................          67,200           352,058
 #*Nippon Piston Ring Co., Ltd..................................................         285,000           601,700
   Nippon Seiki Co., Ltd........................................................         169,400         2,007,640
   Nishimatsuya Chain Co., Ltd..................................................         234,700         1,910,888
   Nissan Shatai Co., Ltd.......................................................         362,023         3,771,698
 #*Nissan Tokyo Sales Holdings Co., Ltd.........................................         236,000           683,650
   Nissen Holdings Co., Ltd.....................................................         181,591           833,049
   Nissin Kogyo Co., Ltd........................................................         162,100         2,497,040
   Nittan Valve Co., Ltd........................................................          82,800           307,534
  *Nitto Kako Co., Ltd..........................................................          60,000            45,707
  *Noritsu Koki Co., Ltd........................................................         101,700           468,476
   Omikenshi Co., Ltd...........................................................         127,000            94,984
   Onward Holdings Co., Ltd.....................................................         544,000         4,416,018
   Pacific Industrial Co., Ltd..................................................         184,000           883,757
  #Pal Co., Ltd.................................................................          14,200           593,880
  *Paltac Corp..................................................................          12,550           164,026
   PanaHome Corp................................................................         398,200         2,893,472
   Parco Co., Ltd...............................................................         268,200         2,203,739
   Paris Miki Holdings, Inc.....................................................         160,100         1,291,155
 #*PIA Corp.....................................................................          26,700           290,954
   Piolax, Inc..................................................................          44,500         1,051,559
  *Pioneer Electronic Corp......................................................       1,050,900         5,034,156
   Plenus Co., Ltd..............................................................          83,900         1,467,796
   Point, Inc...................................................................          66,930         2,751,689
   Press Kogyo Co., Ltd.........................................................         401,000         2,034,231
 #*Renown, Inc..................................................................         242,600           475,788
   RESORT SOLUTION Co., Ltd.....................................................         180,000           362,860
   Resorttrust, Inc.............................................................         139,408         2,210,639
   Rhythm Watch Co., Ltd........................................................         650,000         1,229,681
   Right On Co., Ltd............................................................          67,325           529,393
   Riken Corp...................................................................         362,000         1,468,838
  #Ringer Hut Co., Ltd..........................................................          72,700         1,022,817
   Riso Kyoiku Co., Ltd.........................................................           7,810           523,072
   Roland Corp..................................................................          92,800           869,727
  #Round One Corp...............................................................         266,600         1,646,816
   Royal Holdings Co., Ltd......................................................         135,300         1,648,763
   Ryohin Keikaku Co., Ltd......................................................          97,800         4,885,109
 #*Sagami Chain Co., Ltd........................................................          77,000           544,551
  *Sagami Co., Ltd..............................................................         225,000           286,647
   Saizeriya Co., Ltd...........................................................         145,800         2,316,730
 #*Sakai Ovex Co., Ltd..........................................................         214,000           360,213
   SAN HOLDINGS, Inc............................................................          13,600           255,942
  #Sanden Corp..................................................................         497,000         1,648,945
   Sangetsu Co., Ltd............................................................          91,325         2,533,944
   Sanko Marketing Foods Co., Ltd...............................................              19            21,054
   Sankyo Seiko Co., Ltd........................................................          30,200           113,139
   Sanoh Industrial Co., Ltd....................................................         118,600           881,773
   Sanyo Housing Nagoya Co., Ltd................................................             354           365,075
   Sanyo Shokai, Ltd............................................................         421,000         1,051,097
   Scroll Corp..................................................................          77,900           308,495
   Seiko Holdings Corp..........................................................         494,407         1,060,275
   Seiren Co., Ltd..............................................................         223,900         1,321,074
   Senshukai Co., Ltd...........................................................         165,200         1,110,990
  *Seven Seas Holdings Co., Ltd.................................................         319,000           104,602
   Shikibo, Ltd.................................................................         523,000           790,836

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
Consumer Discretionary -- (Continued)
   Shimachu Co., Ltd............................................................         196,100   $     4,672,048
  #Shimojima Co., Ltd...........................................................          14,800           203,877
 #*Shinyei Kaisha...............................................................          96,000           200,600
   Shiroki Corp.................................................................         285,000           816,297
   Shobunsha Publications, Inc..................................................         339,400         2,659,318
  #Shochiku Co., Ltd............................................................         404,400         4,161,717
   Shoei Co., Ltd...............................................................           1,600            10,928
  *Showa Corp...................................................................         320,400         2,101,192
   SKY Perfect JSAT Holdings, Inc...............................................           7,630         3,948,838
   SNT Corp.....................................................................         101,800           471,087
   Soft99 Corp..................................................................          70,600           439,958
   Sotoh Co., Ltd...............................................................          49,700           492,795
   SPK Corp.....................................................................          16,800           295,860
   SRI Sports, Ltd..............................................................          14,300           157,650
   St. Marc Holdings Co., Ltd...................................................          37,600         1,473,356
   Studio Alice Co., Ltd........................................................          35,400           549,952
  #Suminoe Textile Co., Ltd.....................................................         323,000           657,235
   Sumitomo Forestry Co., Ltd...................................................         436,666         3,917,741
 #*SxL Corp.....................................................................         493,000         1,144,629
   T. RAD Co., Ltd..............................................................         268,000         1,028,385
  #Tac Co., Ltd.................................................................          15,400            43,119
  #Tachikawa Corp...............................................................          50,800           286,899
   Tachi-S Co., Ltd.............................................................         112,840         2,165,142
  #Tact Home Co., Ltd...........................................................             281           244,538
   Taiho Kogyo Co., Ltd.........................................................          92,800           872,121
   Takamatsu Construction Group Co., Ltd........................................          90,500         1,518,824
   Taka-Q Co., Ltd..............................................................          48,000           109,388
   Take & Give Needs Co., Ltd...................................................           2,219           166,813
  #Takihyo Co., Ltd.............................................................          19,000           112,078
   Tamron Co., Ltd..............................................................          65,200         1,754,445
  *TASAKI & Co., Ltd............................................................         498,000           321,092
   Taya Co., Ltd................................................................           5,000            44,833
  #TBK Co., Ltd.................................................................          78,000           395,080
  *TDF Corp.....................................................................          11,000            22,951
   Teikoku Sen-I Co., Ltd.......................................................          79,000           500,400
 #*Ten Allied Co., Ltd..........................................................          50,000           183,614
  #T-GAIA Corp..................................................................             735         1,393,833
   Tigers Polymer Corp..........................................................          59,000           234,043
  #Toabo Corp...................................................................         130,000            99,053
   Toei Co., Ltd................................................................         290,000         1,384,346
  *Tokai Kanko Co., Ltd.........................................................         505,999           139,018
   Tokai Rika Co., Ltd..........................................................         135,900         2,282,444
   Tokai Rubber Industries, Ltd.................................................         159,700         1,843,716
   Tokai Senko K.K..............................................................         215,000           254,191
  *Token Corp...................................................................          24,380           887,424
  *Tokyo Derica Co., Ltd........................................................           6,200            48,207
 #*Tokyo Dome Corp..............................................................         686,200         1,874,292
  #Tokyo Individualized Educational Institute, Inc..............................          93,100           219,551
   Tokyo Kaikan Co., Ltd........................................................          12,000            45,533
   Tokyo Soir Co., Ltd..........................................................          49,000           122,726
   Tokyotokeiba Co., Ltd........................................................         828,000         1,208,502
  *Tokyu Recreation Co., Ltd....................................................          77,000           458,973
  #Tomy Co., Ltd................................................................         297,893         2,149,078
   Topre Corp...................................................................         185,700         1,917,603
  #Toridoll.Corp................................................................          52,200           537,246
   Totenko Co., Ltd.............................................................          57,000           122,620
  #Touei Housing Corp...........................................................          76,040           802,633
   Tow Co., Ltd.................................................................           7,000            42,796
   Toyo Tire & Rubber Co., Ltd..................................................         775,000         1,937,628
   Toyobo Co., Ltd..............................................................       3,237,000         4,757,856
   TPR Co., Ltd.................................................................         103,500         1,451,616

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
Consumer Discretionary -- (Continued)
   TS Tech Co., Ltd.............................................................         192,800   $     3,346,705
  *TSI Holdings Co., Ltd........................................................         292,895         1,477,567
  *Tsukamoto Co., Ltd...........................................................          52,000            65,653
   Tsutsumi Jewelry Co., Ltd....................................................          49,300         1,180,511
   TV Asahi Corp................................................................             326           572,267
   TV Tokyo Holdings Corp.......................................................           9,000           126,874
   Umenohana Co., Ltd...........................................................              18            40,674
   Unipres Corp.................................................................         133,100         4,164,864
  #United Arrows, Ltd...........................................................          71,300         1,473,966
 #*Unitika, Ltd.................................................................       1,967,000         1,188,003
   U-Shin, Ltd..................................................................          94,500           729,532
   Watabe Wedding Corp..........................................................          29,500           279,898
  #WATAMI Co., Ltd..............................................................         104,500         2,397,868
   Xebio Co., Ltd...............................................................          98,000         2,418,874
  #Yamatane Corp................................................................         224,000           356,797
   Yellow Hat, Ltd..............................................................          73,700         1,162,237
   Yomiuri Land Co., Ltd........................................................         225,000           736,550
   Yonex Co., Ltd...............................................................          40,000           278,128
   Yorozu Corp..................................................................          62,500         1,507,986
  #Yoshinoya Holdings Co., Ltd..................................................           2,180         3,101,068
   Zenrin Co., Ltd..............................................................         130,000         1,210,148
  #Zensho Co., Ltd..............................................................         296,900         4,031,752
                                                                                                   ---------------
Total Consumer Discretionary....................................................                       367,336,168
                                                                                                   ---------------
Consumer Staples -- (9.0%)
  *Aderans Co., Ltd.............................................................         120,250         1,451,227
  *Aeon Hokkaido Corp...........................................................         391,700         1,877,876
   Ahjikan Co., Ltd.............................................................          10,500           111,002
   Ain Pharmaciez, Inc..........................................................          39,900         1,835,172
   Arcs Co., Ltd................................................................         102,300         1,999,142
   Ariake Japan Co., Ltd........................................................         103,700         2,023,313
   Belc Co., Ltd................................................................             800            13,020
   Cawachi, Ltd.................................................................          81,900         1,744,180
   Chubu Shiryo Co., Ltd........................................................          89,000           587,036
   Chuo Gyorui Co., Ltd.........................................................          93,000           226,172
   Circle K Sunkus Co., Ltd.....................................................         175,300         3,030,491
   Coca-Cola Central Japan Co., Ltd.............................................         111,200         1,486,333
   Cocokara fine, Inc...........................................................          59,560         1,566,197
  #Cosmos Pharmaceutical Corp...................................................          34,200         1,610,699
  #CVS Bay Area, Inc............................................................          51,000           110,729
  #Daikokutenbussan Co., Ltd....................................................           5,600           163,001
  #Dr. Ci:Labo Co., Ltd.........................................................             532         2,592,412
  #Dydo Drinco, Inc.............................................................          49,800         2,035,438
   Echo Trading Co., Ltd........................................................          11,000           106,345
   Ensuiko Sugar Refining Co., Ltd..............................................         102,000           269,399
   Ezaki Glico Co., Ltd.........................................................           5,000            56,509
   Fancl Corp...................................................................         157,800         2,149,673
 #*First Baking Co., Ltd........................................................         183,000           228,526
   Fuji Oil Co., Ltd............................................................         258,900         3,636,328
   Fujicco Co., Ltd.............................................................         116,600         1,522,438
 #*Fujiya Co., Ltd..............................................................         474,000           989,495
   Hagoromo Foods Corp..........................................................          40,000           640,858
   Harashin Narus Holdings Co., Ltd.............................................          61,500         1,071,401
 #*Hayashikane Sangyo Co., Ltd..................................................         299,000           295,109
  #Heiwado Co., Ltd.............................................................         152,800         2,015,106
  #Hohsui Corp..................................................................         120,000           193,593
   Hokkaido Coca-Cola Bottling Co., Ltd.........................................          87,000           439,956
   Hokuto Corp..................................................................         106,700         2,357,636
   Inageya Co., Ltd.............................................................         175,000         2,120,736
   Ito En, Ltd..................................................................          80,800         1,375,892
   Itochu-Shokuhin Co., Ltd.....................................................          27,400           997,108


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CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
Consumer Staples -- (Continued)
  #Itoham Foods, Inc............................................................         674,800   $     2,697,059
   Izumiya Co., Ltd.............................................................         447,000         2,260,168
   J-Oil Mills, Inc.............................................................         477,000         1,398,781
   Kameda Seika Co., Ltd........................................................          70,000         1,420,925
   Kasumi Co., Ltd..............................................................         203,100         1,385,266
   Kato Sangyo Co., Ltd.........................................................         109,300         2,210,439
  #Key Coffee, Inc..............................................................          79,000         1,502,888
   Kirindo Co., Ltd.............................................................          28,300           195,615
   Kose Corp....................................................................         107,000         2,643,959
   Kyodo Shiryo Co., Ltd........................................................         330,000           420,779
  #Kyokuyo Co., Ltd.............................................................         370,000           899,621
   Life Corp....................................................................         183,400         3,370,120
   Lion Corp....................................................................          82,000           494,015
   Mandom Corp..................................................................          81,100         2,118,745
   Marudai Food Co., Ltd........................................................         465,000         1,692,769
  #Maruetsu, Inc. (The).........................................................         375,000         1,451,249
   Maruha Nichiro Holdings, Inc.................................................       1,740,069         3,344,399
  *Maruya Co., Ltd..............................................................           7,400            16,485
  #Matsumotokiyoshi Holdings Co., Ltd...........................................         123,200         2,529,222
  *Maxvalu Tohok Co., Ltd.......................................................          18,200           168,009
   Maxvalu Tokai Co., Ltd.......................................................          57,500           863,185
  #Megmilk Snow Brand Co., Ltd..................................................         195,600         3,865,622
   Meito Sangyo Co., Ltd........................................................          53,600           704,120
   Mikuni Coca-Cola Bottling Co., Ltd...........................................         171,600         1,532,898
  *Milbon Co., Ltd..............................................................          49,014         1,500,800
   Ministop Co., Ltd............................................................          70,200         1,306,310
   Mitsubishi Shokuhin Co., Ltd.................................................          87,800         2,493,739
   Mitsui Sugar Co., Ltd........................................................         453,850         1,559,898
   Miyoshi Oil & Fat Co., Ltd...................................................         261,000           360,146
   Morinaga & Co., Ltd..........................................................         933,000         2,242,852
   Morinaga Milk Industry Co., Ltd..............................................         886,000         3,533,268
   Morishita Jinton Co., Ltd....................................................          47,800           205,515
   Morozoff, Ltd................................................................         108,000           388,983
  #Nagatanien Co., Ltd..........................................................         115,000         1,323,020
   Nakamuraya Co., Ltd..........................................................         203,000         1,055,522
 #*Nichimo Co., Ltd.............................................................         112,000           269,816
   Nichirei Corp................................................................       1,031,000         5,070,691
  #Nihon Chouzai Co., Ltd.......................................................          20,300           713,243
   Niitaka Co., Ltd.............................................................           7,260            82,760
   Nippon Beet Sugar Manufacturing Co., Ltd.....................................         543,000         1,229,660
   Nippon Flour Mills Co., Ltd..................................................         557,000         2,550,242
 #*Nippon Formula Feed Manufacturing Co., Ltd...................................         267,000           410,435
   Nippon Suisan Kaisha, Ltd....................................................         944,000         3,374,595
   Nisshin Oillio Group, Ltd. (The).............................................         550,000         2,357,895
  *Nissin Sugar Holdings Co., Ltd...............................................          14,900           305,155
   Nitto Fuji Flour Milling Co., Ltd............................................          64,000           251,258
  #Noevir Holdings Co., Ltd.....................................................           7,500            86,114
   Oenon Holdings, Inc..........................................................         247,000           594,203
  #Oie Sangyo Co., Ltd..........................................................          20,900           227,073
   Okuwa Co., Ltd...............................................................         115,000         1,631,278
   Olympic Corp.................................................................          64,900           690,246
   Pietro Co., Ltd..............................................................          10,300           116,209
   Pigeon Corp..................................................................          73,400         2,771,450
   Poplar Co., Ltd..............................................................          25,760           168,945
   Prima Meat Packers, Ltd......................................................         671,000         1,217,197
  #Riken Vitamin Co., Ltd.......................................................          79,200         2,557,451
   Rock Field Co., Ltd..........................................................          47,000           815,063
   S Foods, Inc.................................................................          73,762           684,492
   Sakata Seed Corp.............................................................         164,600         2,333,792
   San-A Co., Ltd...............................................................          22,900           929,550
  #Sapporo Holdings, Ltd........................................................         906,000         3,504,926

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
Consumer Staples -- (Continued)
   Shoei Foods Corp.............................................................          44,000   $       307,223
   Showa Sangyo Co., Ltd........................................................         524,000         1,672,433
   Sogo Medical Co., Ltd........................................................          23,000           767,967
   Sonton Food Industry Co., Ltd................................................          43,000           395,265
   Starzen Co., Ltd.............................................................         279,000           905,593
   Sugi Holdings Co., Ltd.......................................................         129,000         3,603,096
   Takara Holdings, Inc.........................................................         749,000         4,879,566
   Three F Co., Ltd.............................................................          17,700           111,161
  #Tobu Store Co., Ltd..........................................................         205,000           748,643
  #Toho Co., Ltd./Kobe..........................................................         158,000           648,158
  #Tohto Suisan Co., Ltd........................................................         120,000           241,082
   Torigoe Co., Ltd. (The)......................................................          84,500           740,369
   Toyo Sugar Refining Co., Ltd.................................................         157,000           208,333
   Tsukiji Uoichiba Co., Ltd....................................................          15,000            19,084
   Tsuruha Holdings, Inc........................................................          67,300         3,616,757
 #*Unicafe, Inc.................................................................          15,060            70,770
   Uoriki Co., Ltd..............................................................             400             4,747
   Valor Co., Ltd...............................................................         175,400         2,826,746
   Warabeya Nichiyo Co., Ltd....................................................          51,360           732,261
   Yaizu Suisankagaku Industry Co., Ltd.........................................          41,000           386,384
   Yaoko Co., Ltd...............................................................          40,800         1,371,935
  #Yokohama Reito Co., Ltd......................................................         188,000         1,506,473
   Yomeishu Seizo Co., Ltd......................................................         100,000         1,004,511
   Yonekyu Corp.................................................................         100,000         1,001,852
   Yuasa Funashoku Co., Ltd.....................................................         112,000           297,854
  #Yukiguni Maitake Co., Ltd....................................................         101,856           440,151
   Yutaka Foods Corp............................................................           6,000           116,234
                                                                                                   ---------------
Total Consumer Staples..........................................................                       163,654,326
                                                                                                   ---------------
Energy -- (0.9%)
   AOC Holdings, Inc............................................................         154,800         1,066,203
   BP Castrol K.K...............................................................          66,500           290,856
 #*Fuji Kosan Co., Ltd..........................................................         277,000           280,183
   Itochu Enex Co., Ltd.........................................................         302,200         1,788,642
  #Japan Drilling Co., Ltd......................................................          19,700           643,775
   Japan Oil Transportation Co., Ltd............................................          79,000           204,548
   Kanto Natural Gas Development Co., Ltd.......................................         155,000           848,750
  #Kyoei Tanker Co., Ltd........................................................         111,000           298,486
   MITSUUROKO HOLDINGS Co., Ltd.................................................         166,300         1,080,807
   Modec, Inc...................................................................          82,100         1,469,934
  #Nippon Gas Co., Ltd..........................................................         148,900         2,405,661
   Nippon Seiro Co., Ltd........................................................          64,000           232,302
   Sala Corp....................................................................         128,500           827,528
   San-Ai Oil Co., Ltd..........................................................         273,000         1,294,225
   Shinko Plantech Co., Ltd.....................................................         164,000         1,353,469
   Sinanen Co., Ltd.............................................................         251,000         1,136,265
   Toa Oil Co., Ltd.............................................................         352,000           444,965
   Toyo Kanetsu K.K.............................................................         507,000         1,141,236
                                                                                                   ---------------
Total Energy....................................................................                        16,807,835
                                                                                                   ---------------
Financials -- (10.2%)
   77 Bank, Ltd. (The)..........................................................          43,000           198,500
   Aichi Bank, Ltd. (The).......................................................          53,800         3,267,120
   Airport Facilities Co., Ltd..................................................         121,970           553,482
   Akita Bank, Ltd. (The).......................................................         791,400         2,396,070
   Aomori Bank, Ltd. (The)......................................................         828,000         2,604,726
   Asax Co., Ltd................................................................              17            20,608
  #Awa Bank, Ltd. (The).........................................................         503,000         3,415,108
   Bank of Iwate, Ltd. (The)....................................................          67,500         3,089,475
   Bank of Kochi, Ltd. (The)....................................................           2,000             2,206
   Bank of Nagoya, Ltd. (The)...................................................         621,297         2,184,662


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CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
Financials -- (Continued)
   Bank of Okinawa, Ltd. (The)..................................................          94,000   $     4,076,139
   Bank of Saga, Ltd. (The).....................................................         625,000         1,596,042
   Bank of the Ryukyus, Ltd.....................................................         141,280         1,827,594
   Century Tokyo Leasing Corp...................................................         103,815         2,124,107
  *Chiba Kogyo Bank, Ltd. (The).................................................         180,300           964,618
   Chukyo Bank, Ltd. (The)......................................................         675,000         1,881,511
   Daibiru Corp.................................................................         209,700         1,406,626
   Daiko Clearing Services Corp.................................................          49,700           178,047
  *Daikyo, Inc..................................................................       1,289,000         2,884,531
   Daisan Bank, Ltd. (The)......................................................         627,000         1,457,228
   Daishi Bank, Ltd. (The)......................................................       1,403,000         4,714,968
   Daito Bank, Ltd. (The).......................................................         488,000           435,392
   Ehime Bank, Ltd. (The).......................................................         641,000         1,891,340
   Eighteenth Bank, Ltd. (The)..................................................       1,079,000         3,176,453
  *FIDEA Holdings Co., Ltd......................................................         271,400           750,571
   Fukui Bank, Ltd. (The).......................................................         925,000         2,954,197
   Fukushima Bank, Ltd..........................................................         846,000           569,394
   Fuyo General Lease Co., Ltd..................................................          84,500         3,108,374
   Goldcrest Co., Ltd...........................................................          73,070         1,266,579
   Heiwa Real Estate Co., Ltd...................................................         492,500         1,145,366
   Higashi-Nippon Bank, Ltd.....................................................         659,000         1,457,855
   Higo Bank, Ltd. (The)........................................................         663,000         3,868,919
   Hitachi Capital Corp.........................................................           6,000            90,569
   Hokkoku Bank, Ltd. (The).....................................................         996,000         3,971,830
   Hokuetsu Bank, Ltd. (The)....................................................         958,000         2,016,977
  #Hulic Co., Ltd...............................................................          39,200           468,340
   Hyakugo Bank, Ltd. (The).....................................................       1,045,609         4,434,480
   Hyakujishi Bank, Ltd. (The)..................................................       1,023,000         4,867,600
   IBJ Leasing Co., Ltd.........................................................          85,800         2,155,601
   Ichiyoshi Securities Co., Ltd................................................         165,800           836,183
   Iida Home Max Co., Ltd.......................................................          74,900           604,678
   Iwai Cosmo Holdings, Inc.....................................................          26,300            90,457
  *Japan Asia Investment Co., Ltd...............................................         412,000           314,607
   Juroku Bank, Ltd.............................................................       1,337,000         4,497,999
  #kabu.com Securities Co., Ltd.................................................         334,700         1,084,794
   Kagoshima Bank, Ltd. (The)...................................................         500,000         3,461,372
   Keihanshin Building Co., Ltd.................................................          27,700           132,736
   Keiyo Bank, Ltd. (The).......................................................         526,000         2,596,292
  *Kenedix, Inc.................................................................          11,449         1,515,343
   Kirayaka Bank, Ltd...........................................................          98,000            99,123
   Kita-Nippon Bank, Ltd. (The).................................................          49,406         1,318,218
   Kiyo Holdings, Inc...........................................................       2,655,900         4,162,523
   Kobayashi Yoko Co., Ltd......................................................         230,900           580,233
 #*Kosei Securities Co., Ltd....................................................         285,000           231,971
   Kyokuto Securities Co., Ltd..................................................          67,000           447,728
 #*Leopalace21 Corp.............................................................         985,885         2,178,015
   Marusan Securities Co., Ltd..................................................         287,400         1,008,115
 #*Matsui Securities Co., Ltd...................................................         468,900         2,548,059
   Michinoku Bank, Ltd. (The)...................................................         736,000         1,479,530
   Mie Bank, Ltd. (The).........................................................         150,000           355,519
   Minato Bank, Ltd. (The)......................................................       1,063,000         2,079,106
   Mito Securities Co., Ltd.....................................................         254,000           337,560
   Miyazaki Bank, Ltd. (The)....................................................         605,000         1,591,978
   Monex Group, Inc.............................................................           8,052         1,291,176
   Musashino Bank, Ltd..........................................................         130,300         4,394,900
   Nagano Bank, Ltd. (The)......................................................         331,000           719,423
   Nanto Bank, Ltd. (The).......................................................         293,000         1,599,057
  *New Real Property K.K........................................................          43,900                --
  *NIS Group Co., Ltd...........................................................       1,015,125            53,119
   Nisshin Fudosan Co., Ltd.....................................................          95,000           571,818
   Ogaki Kyoritsu Bank, Ltd. (The)..............................................       1,315,000         4,395,446


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CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
Financials -- (Continued)
   Oita Bank, Ltd. (The)........................................................         685,900   $     2,040,214
   Okasan Securities Group, Inc.................................................         804,000         2,698,525
   Ricoh Leasing Co., Ltd.......................................................          79,600         1,891,274
   San-in Godo Bank, Ltd. (The).................................................         627,000         4,745,630
  #Sankei Building Co., Ltd.....................................................         173,500         1,683,376
   Sapporo Hokuyo Holdings, Inc.................................................         433,100         1,562,957
   Shiga Bank, Ltd..............................................................         179,000         1,211,885
   Shikoku Bank, Ltd............................................................         817,000         3,251,323
  #Shimizu Bank, Ltd............................................................          34,600         1,426,678
   Sumitomo Real Estate Sales Co., Ltd..........................................          36,860         1,538,810
  *Sun Frontier Fudousan Co., Ltd...............................................             208            26,146
  #Taiko Bank, Ltd. (The).......................................................          35,000           117,544
 #*Takagi Securities Co., Ltd...................................................         206,000           183,850
  *Takara Leben Co., Ltd........................................................          25,600           152,763
   TOC Co., Ltd.................................................................         435,250         2,184,508
   Tochigi Bank, Ltd............................................................         726,000         2,637,971
   Toho Bank, Ltd...............................................................         915,200         2,969,249
   Toho Real Estate Co., Ltd....................................................         140,700           822,378
   Tohoku Bank, Ltd. (The)......................................................         393,000           692,274
   Tokai Tokyo Financial Holdings, Inc..........................................       1,006,000         3,065,006
   Tokyo Rakutenchi Co., Ltd....................................................         218,000           812,112
  *Tokyo Tatemono Co., Ltd......................................................       1,726,000         6,327,430
   Tokyo Tatemono Real Estate Sales Co., Ltd....................................           7,000            20,288
  #Tokyo Theatres Co., Inc......................................................         290,000           426,129
   Tokyo Tomin Bank, Ltd........................................................         132,500         1,709,203
   Tokyu Livable, Inc...........................................................         103,200           831,579
   Tomato Bank, Ltd.............................................................         399,000           703,032
   TOMONY Holdings, Inc.........................................................         614,250         2,791,316
   Tosei Corp...................................................................             636           174,637
   Tottori Bank, Ltd............................................................         328,000           660,378
   Towa Bank, Ltd...............................................................       1,384,000         1,640,370
   Toyo Securities Co., Ltd.....................................................         327,000           476,579
   Tsukuba Bank, Ltd............................................................         241,500           882,053
   Yachiyo Bank, Ltd. (The).....................................................          29,800           719,073
   Yamagata Bank, Ltd...........................................................         646,500         3,295,378
   Yamanashi Chuo Bank, Ltd.....................................................         649,000         2,948,744
                                                                                                   ---------------
Total Financials................................................................                       185,370,945
                                                                                                   ---------------
Health Care -- (3.8%)
   As One Corp..................................................................          71,668         1,535,532
   ASKA Pharmaceutical Co., Ltd.................................................         106,000           683,042
   BML, Inc.....................................................................          41,500           984,379
   CMIC Holdings Co., Ltd.......................................................          17,500           265,078
   Create Medic Co., Ltd........................................................          28,000           294,026
   Eiken Chemical Co., Ltd......................................................          74,800         1,032,874
   EPS Corp.....................................................................             228           419,248
   FALCO SD HOLDINGS Co., Ltd...................................................          34,300           406,274
   Fuso Pharmaceutical Industries, Ltd..........................................         320,000           846,012
   Hitachi Medical Corp.........................................................          85,000           973,541
   Hogy Medical Co., Ltd........................................................          49,000         2,093,451
   Iwaki & Co., Ltd.............................................................          55,000           144,007
   Japan Medical Dynamic Marketing, Inc.........................................          44,900           146,996
   Jeol, Ltd....................................................................         273,000           764,727
   JMS Co., Ltd.................................................................         126,000           404,313
   Kaken Pharmaceutical Co., Ltd................................................         353,000         4,657,965
   Kawanishi Holdings, Ltd......................................................           7,400            77,713
   Kawasumi Laboratories, Inc...................................................          45,000           268,645
   Kissei Pharmaceutical Co., Ltd...............................................         106,300         2,200,910
   KYORIN Holdings, Inc.........................................................         205,000         3,569,160
   Mochida Pharmaceutical Co., Ltd..............................................         281,000         3,189,065
   Nagaileben Co., Ltd..........................................................          26,100           382,697


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CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
Health Care -- (Continued)
  #Nichii Gakkan Co.............................................................         229,000   $     2,770,019
  #Nihon Kohden Corp............................................................         161,000         3,828,860
   Nikkiso Co., Ltd.............................................................         252,000         2,256,262
   Nippon Chemiphar Co., Ltd....................................................         131,000           511,997
   Nippon Shinyaku Co., Ltd.....................................................         239,000         2,816,405
  #Nipro Corp...................................................................         388,500         3,472,811
   Nissui Pharmaceutical Co., Ltd...............................................          64,200           607,254
  *Paramount Bed Holdings Co., Ltd..............................................          82,000         2,388,350
   Rion Co., Ltd................................................................           5,000            50,652
   Rohto Pharmaceutical Co., Ltd................................................         390,000         4,766,998
  #Sawai Pharmaceutical Co., Ltd................................................          50,200         5,406,288
   Seikagaku Corp...............................................................         179,800         2,039,215
  #Shin Nippon Biomedical Laboratories, Ltd.....................................          24,700           104,851
   Ship Healthcare Holdings, Inc................................................         124,900         2,726,281
  *Techno Medica Co., Ltd.......................................................               1             3,834
   Toho Holdings Co., Ltd.......................................................         196,100         3,205,620
   Torii Pharmaceutical Co., Ltd................................................          65,200         1,241,832
  #Towa Pharmaceutical Co., Ltd.................................................          42,600         1,867,545
  #Vital KSK Holdings, Inc......................................................         150,600         1,261,253
 #*Wakamoto Pharmaceutical Co., Ltd.............................................         100,000           304,210
   ZERIA Pharmaceutical Co., Ltd................................................         109,000         1,897,207
                                                                                                   ---------------
Total Health Care...............................................................                        68,867,399
                                                                                                   ---------------
Industrials -- (25.1%)
 #*A&A Material Corp............................................................         235,000           283,938
   Advan Co., Ltd...............................................................          96,900           948,398
  *Advanex, Inc.................................................................          73,000            67,268
   Aeon Delight Co., Ltd........................................................          85,600         1,760,193
   Aica Kogyo Co., Ltd..........................................................         246,200         3,450,314
   Aichi Corp...................................................................         132,000           600,717
   Aida Engineering, Ltd........................................................         273,600         1,353,765
   Airtech Japan, Ltd...........................................................          18,300            91,672
   Alps Logistics Co., Ltd......................................................          50,700           482,798
  #Altech Co., Ltd..............................................................          23,000            66,866
   Altech Corp..................................................................          37,150           313,511
   Amano Corp...................................................................         281,000         2,530,218
   Ando Corp....................................................................         450,000           715,371
   Anest Iwata Corp.............................................................         149,000           661,386
   Asahi Diamond Industrial Co., Ltd............................................         243,400         3,132,603
   Asahi Holdings, Inc..........................................................         115,950         2,449,091
   Asahi Kogyosha Co., Ltd......................................................         109,000           476,198
 #*Asanuma Corp.................................................................         796,000           752,779
   Asia Air Survey Co., Ltd.....................................................          32,000            94,795
   Asunaro Aoki Construction Co., Ltd...........................................         154,000           876,191
   Ataka Construction & Engineering Co., Ltd....................................          60,000           209,523
   Bando Chemical Industries, Ltd...............................................         348,000         1,323,379
   Benefit One, Inc.............................................................               3             2,266
   Biken Techno Corp............................................................          14,100            85,259
   Bunka Shutter Co., Ltd.......................................................         227,000           894,361
  #Central Glass Co., Ltd.......................................................         747,000         3,628,368
   Central Security Patrols Co., Ltd............................................          43,700           466,677
   Chiyoda Integre Co., Ltd.....................................................           5,400            66,695
   Chudenko Corp................................................................         130,500         1,438,737
   Chugai Ro Co., Ltd...........................................................         340,000         1,240,011
   CKD Corp.....................................................................         241,400         1,869,806
   COMSYS Holdings Corp.........................................................         378,300         4,237,108
   Cosel Co., Ltd...............................................................         108,800         1,617,926
   CTI Engineering Co., Ltd.....................................................          44,000           290,951
   Dai-Dan Co., Ltd.............................................................         156,000         1,132,212
   Daido Kogyo Co., Ltd.........................................................         145,000           274,801
   Daifuku Co., Ltd.............................................................         366,000         2,069,561


                                       30

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THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
Industrials -- (Continued)
   Daihen Corp..................................................................         448,000   $     1,783,447
 #*Daiho Corp...................................................................         763,000         1,231,105
 #*Daiichi Chuo K.K.............................................................         478,000           775,048
   Daiichi Jitsugyo Co., Ltd....................................................         188,000           909,407
  #Daiseki Co., Ltd.............................................................         153,963         2,794,794
  *Daiseki Eco. Solution Co., Ltd...............................................              84           175,329
 #*Daisue Construction Co., Ltd.................................................         271,500           214,395
   Daiwa Industries, Ltd........................................................         178,000           981,415
   Daiwa Odakyu Construction Co., Ltd...........................................          63,500           188,211
 #*Danto Holdings Corp..........................................................         441,000           511,315
  #Denyo Co., Ltd...............................................................          85,100         1,152,724
  *Dijet Industrial Co., Ltd....................................................          80,000           170,167
   DMW Corp.....................................................................           4,800            88,177
  *Dream Incubator, Inc.........................................................             168           129,395
   Duskin Co., Ltd..............................................................         212,500         4,206,431
   Ebara Corp...................................................................         221,000           862,237
   Ebara Jitsugyo Co., Ltd......................................................           1,800            28,202
  *Enshu, Ltd...................................................................         143,000           182,922
   Freesia Macross Corp.........................................................       1,355,000           284,851
 #*Fudo Tetra Corp..............................................................         364,100           783,503
  *Fujikura, Ltd................................................................       1,170,000         3,633,679
  *Fujisash Co., Ltd............................................................          49,300            45,280
   Fujitec Co., Ltd.............................................................         323,000         2,170,173
  #Fukuda Corp..................................................................         630,000         2,334,208
   Fukusima Industries Corp.....................................................          29,700           387,179
   Fukuyama Transporting Co., Ltd...............................................         606,400         3,572,008
   Funai Consulting, Inc........................................................          99,300           694,374
  *Furukawa Co., Ltd............................................................       1,391,000         1,318,341
  #Furusato Industries, Ltd.....................................................          50,600           474,818
   Futaba Corp..................................................................         154,300         2,552,845
   Gecoss Corp..................................................................         112,400           522,509
   Glory, Ltd...................................................................          66,400         1,445,569
   Hamai Co., Ltd...............................................................          92,000           107,521
   Hamakyorex Co., Ltd..........................................................           4,900           150,913
   Hanwa Co., Ltd...............................................................         780,000         3,734,072
 #*Hazama Corp..................................................................         285,800           855,322
   Hibiya Engineering, Ltd......................................................         125,900         1,391,468
   Hisaka Works, Ltd............................................................           9,000           100,052
  *Hitachi Cable, Ltd...........................................................         755,000         1,729,085
   Hitachi Koki Co., Ltd........................................................         213,200         1,715,575
   Hitachi Metals Techno, Ltd...................................................          56,500           357,428
   Hitachi Tool Engineering, Ltd................................................          94,000         1,055,048
   Hitachi Transport System, Ltd................................................          50,500           860,499
   Hitachi Zosen Corp...........................................................       3,020,000         4,409,649
   Hokuetsu Industries Co., Ltd.................................................          85,000           271,069
   Hokuriku Electrical Construction Co., Ltd....................................          56,000           178,427
   Hoshizaki Electric Co., Ltd..................................................         123,200         2,844,218
   Hosokawa Micron Corp.........................................................         140,000           726,153
  *Howa Machinery, Ltd..........................................................         379,000           354,432
   Ichiken Co., Ltd.............................................................          87,000           168,154
   Ichinen Holdings Co., Ltd....................................................          71,100           385,404
  *Idec Corp....................................................................         137,000         1,473,182
   IHI Transport Machinery Co., Ltd.............................................          73,000           464,684
  #Iino Kaiun Kaisha, Ltd.......................................................         354,300         1,706,496
   Inaba Denki Sangyo Co., Ltd..................................................          86,300         2,549,582
   Inaba Seisakusho Co., Ltd....................................................          58,800           716,098
   Inabata & Co., Ltd...........................................................         317,300         2,015,203
  #Inui Steamship Co., Ltd......................................................          95,900           410,372
 #*Iseki & Co., Ltd.............................................................         718,000         1,642,400
   Ishii Iron Works Co., Ltd....................................................         110,000           233,799
  *Ishikawa Seisakusho, Ltd.....................................................         101,000            98,298


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CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
Industrials -- (Continued)
  #Ishikawajima Construction Materials Co., Ltd.................................         202,000   $       379,727
   Itoki Corp...................................................................         174,200           426,445
 #*Iwasaki Electric Co., Ltd....................................................          48,000           107,397
   Iwatani International Corp...................................................         887,000         3,074,048
   Jalux, Inc...................................................................          40,800           415,480
  *Jamco Corp...................................................................          80,000           429,597
   Japan Airport Terminal Co., Ltd..............................................         163,900         2,274,423
  #Japan Foundation Engineering Co., Ltd........................................         162,500           737,333
   Japan Kenzai Co., Ltd........................................................          92,540           468,253
   Japan Pulp & Paper Co., Ltd..................................................         464,000         1,751,816
   Japan Transcity Corp.........................................................         231,000           829,517
  #JFE Shoji Holdings, Inc......................................................         411,000         1,860,441
  #Juki Corp....................................................................         370,000           878,013
   Kamei Corp...................................................................         153,000         1,745,320
   Kanaden Corp.................................................................         116,000           738,483
   Kanagawa Chuo Kotsu Co., Ltd.................................................         192,000         1,056,037
  #Kanamoto Co., Ltd............................................................         112,000         1,051,813
   Kandenko Co., Ltd............................................................         431,000         2,257,003
  *Kanematsu Corp...............................................................       1,529,625         1,650,446
  *Kanematsu-NNK Corp...........................................................         113,000           279,419
   Katakura Industries Co., Ltd.................................................         115,100         1,072,006
   Kato Works Co., Ltd..........................................................         287,000         1,036,961
   KAWADA TECHNOLOGIES, Inc.....................................................         102,600         1,695,759
   Kawagishi Bridge Works Co., Ltd..............................................          38,000           104,373
   Kawasaki Kinkai Kisen Kaisha, Ltd............................................          99,000           273,119
  #Kawasaki Kisen Kaisha, Ltd...................................................       2,414,000         4,579,811
  #Keihin Co., Ltd. (The).......................................................         199,000           293,510
 #*KI HOLDINGS Co., Ltd.........................................................         102,000           132,943
  #Kimura Chemical Plants Co., Ltd..............................................          59,900           278,328
   King Jim Co., Ltd............................................................           4,800            37,410
  *Kinki Sharyo Co., Ltd........................................................         185,000           594,351
   Kintetsu World Express, Inc..................................................          79,000         2,374,761
   Kitagawa Iron Works Co., Ltd.................................................         335,000           652,058
   Kitano Construction Corp.....................................................         242,000           590,703
   Kitazawa Sangyo Co., Ltd.....................................................          54,500           125,798
   Kito Corp....................................................................              45            35,509
  #Kitz Corp....................................................................         416,800         1,919,652
   Kodensha Co., Ltd. (The).....................................................          25,000            55,713
   Koike Sanso Kogyo Co., Ltd...................................................         149,000           407,829
   Kokuyo Co., Ltd..............................................................         308,425         2,213,218
  #KOMAIHALTEC, Inc.............................................................         167,000           648,378
   Komatsu Wall Industry Co., Ltd...............................................          48,300           526,728
   Komori Corp..................................................................         407,800         2,660,353
   Kondotec, Inc................................................................          81,000           528,749
 #*Kosaido Co., Ltd.............................................................         356,100         1,026,158
   KRS Corp.....................................................................          37,200           417,644
  *Kumagai Gumi Co., Ltd........................................................         583,800           658,919
   Kuroda Electric Co., Ltd.....................................................         115,400         1,235,578
   Kyodo Printing Co., Ltd......................................................         540,000         1,511,737
  #Kyoei Sangyo Co., Ltd........................................................          97,000           184,725
   Kyokuto Boeki Kaisha, Ltd....................................................          58,000           163,906
  #Kyokuto Kaihatsu Kogyo Co., Ltd..............................................         210,100         1,738,114
   Kyosan Electric Manufacturing Co., Ltd.......................................         225,000         1,039,139
   Kyowa Exeo Corp..............................................................         341,900         3,429,008
   Kyudenko Corp................................................................         204,000         1,286,897
  *Lonseal Corp.................................................................         116,000           139,345
   Maeda Corp...................................................................         845,000         3,502,551
   Maeda Road Construction Co., Ltd.............................................         289,000         3,501,817
 #*Maezawa Industries, Inc......................................................          35,700           107,934
   Maezawa Kasei Industries Co., Ltd............................................          50,700           532,692
   Maezawa Kyuso Industries Co., Ltd............................................          50,400           705,398


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CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
Industrials -- (Continued)
   Makino Milling Machine Co., Ltd..............................................         439,000   $     3,061,840
  *Marubeni Construction Material Lease Co., Ltd................................          75,000           188,213
   Maruka Machinery Co., Ltd....................................................          28,100           259,988
   Maruwn Corp..................................................................          66,000           173,602
  #Maruyama Manufacturing Co., Inc..............................................         150,000           362,382
   Maruzen Showa Unyu Co., Ltd..................................................         306,000         1,046,110
  #Matsuda Sangyo Co., Ltd......................................................          80,682         1,299,291
   Matsui Construction Co., Ltd.................................................         128,600           537,527
   Max Co., Ltd.................................................................         189,000         2,374,184
  #Meidensha Corp...............................................................         773,050         2,745,973
  #Meiji Shipping Co., Ltd......................................................         105,700           449,818
   Meitec Corp..................................................................         137,300         2,753,992
   Meito Transportation Co., Ltd................................................          22,000           180,188
   Meiwa Trading Co., Ltd.......................................................         140,000           539,259
   Mesco, Inc...................................................................          30,000           236,842
  *Minebea Co., Ltd.............................................................          50,000           223,229
   Mirait Holdings Corp.........................................................         274,685         2,201,576
   Mitani Corp..................................................................          53,100           707,252
 #*Mitsubishi Kakoki Kaisha, Ltd................................................         229,000           439,658
   Mitsubishi Pencil Co., Ltd...................................................         104,500         1,851,352
  *Mitsubishi Research Institute, Inc...........................................             200             3,933
   Mitsuboshi Belting Co., Ltd..................................................         287,000         1,535,157
   Mitsui Engineering & Shipbuilding Co., Ltd...................................         904,000         1,594,599
   Mitsui Matsushima Co., Ltd...................................................         372,000           773,788
   Mitsui-Soko Co., Ltd.........................................................         485,000         1,922,065
   Mitsumura Printing Co., Ltd..................................................          93,000           322,562
  #Miura Co., Ltd...............................................................         137,600         3,919,430
  *Miura Printing Corp..........................................................          18,000            20,299
   Miyachi Corp.................................................................             600             5,198
 #*Miyaji Engineering Group, Inc................................................       1,349,175         3,421,520
 #*Miyakoshi Holdings, Inc......................................................          45,000           276,896
  *Mori Denki Manufacturing Co., Ltd............................................         625,000            57,470
  #Mori Seiki Co., Ltd..........................................................         428,400         4,170,574
   Morita Holdings Corp.........................................................         156,000           955,924
  #Moshi Moshi Hotline, Inc.....................................................         217,300         2,000,342
   Mystar Engineering Corp......................................................          15,600            83,782
  #NAC Co., LTD.................................................................          25,400           505,590
   Nachi-Fujikoshi Corp.........................................................         704,000         3,507,983
   Nagase & Co., Ltd............................................................          23,400           271,626
   Naikai Zosen Corp............................................................          73,000           330,838
   Nakano Corp..................................................................          98,000           233,000
   Narasaki Sangyo Co., Ltd.....................................................          56,000            93,413
   NEC Capital Solutions, Ltd...................................................          45,100           755,911
   NEC Networks & System Integration Corp.......................................         109,600         1,601,790
   Nichias Corp.................................................................         436,000         2,489,057
   Nichiban Co., Ltd............................................................         122,000           424,008
   Nichiden Corp................................................................           3,700           107,176
   Nichiha Corp.................................................................          98,380         1,103,653
   Nichireki Co., Ltd...........................................................          96,000           532,401
   Nihon M&A Center, Inc........................................................             155           770,871
  *Nihon Trim Co., Ltd..........................................................           1,000            24,043
   Nikko Co., Ltd...............................................................         127,000           539,126
   Nippo Corp...................................................................         259,000         2,893,300
   Nippon Carbon Co., Ltd.......................................................         421,000         1,213,591
   Nippon Conveyor Co., Ltd.....................................................         168,000           189,818
   Nippon Densetsu Kogyo Co., Ltd...............................................         191,000         1,954,820
   Nippon Denwa Shisetu Co., Ltd................................................         203,000           672,457
   Nippon Filcon Co., Ltd.......................................................          70,900           369,844
   Nippon Hume Corp.............................................................         112,000           576,303
   Nippon Jogesuido Sekkei Co., Ltd.............................................             289           436,017
   Nippon Kanzai Co., Ltd.......................................................          43,000           832,359


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CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
Industrials -- (Continued)
   Nippon Koei Co., Ltd.........................................................         272,000   $     1,025,024
   Nippon Konpo Unyu Soko Co., Ltd..............................................         261,000         2,746,991
   Nippon Parking Development Co., Ltd..........................................           3,089           143,320
  #Nippon Road Co., Ltd. (The)..................................................          26,000           111,201
   Nippon Seisen Co., Ltd.......................................................         103,000           502,936
   Nippon Sharyo, Ltd...........................................................         291,000         1,252,053
   Nippon Shindo Co., Ltd.......................................................           8,000            12,502
   Nippon Signal Co., Ltd.......................................................         218,600         1,375,163
   Nippon Steel Trading Co., Ltd................................................         294,000           866,010
   Nippon Thompson Co., Ltd.....................................................         272,000         1,620,757
   Nippon Tungsten Co., Ltd.....................................................          80,000           193,940
  #Nippon Yusoki Co., Ltd.......................................................         138,000           391,804
   Nishimatsu Construction Co., Ltd.............................................       1,855,000         4,098,604
  *Nishishiba Electric Co., Ltd.................................................         101,000           171,215
   Nissei Corp..................................................................         104,600           922,088
  *Nissei Plastic Industrial Co., Ltd...........................................         374,100         1,900,664
  #Nissha Printing Co., Ltd.....................................................         122,700         1,634,065
   Nisshinbo Holdings, Inc......................................................          39,000           392,169
   Nissin Corp..................................................................         350,000           977,727
   Nissin Electric Co., Ltd.....................................................         193,000         1,287,133
   Nitchitsu Co., Ltd...........................................................          58,000           143,262
  *Nitta Corp...................................................................         105,800         1,977,463
   Nitto Boseki Co., Ltd........................................................         898,000         3,070,312
   Nitto Kogyo Corp.............................................................         149,000         1,863,488
  #Nitto Kohki Co., Ltd.........................................................          67,900         1,570,749
   Nitto Seiko Co., Ltd.........................................................         122,000           340,514
  #Nittoc Construction Co., Ltd.................................................         316,000           489,585
   Noda Corp....................................................................         169,300           688,384
   Nomura Co., Ltd..............................................................         205,000           712,705
   Noritake Co., Ltd............................................................         531,000         1,645,590
   Noritz Corp..................................................................         113,300         2,012,953
 #*NS United Kaiun Kaisha, Ltd..................................................         470,000           821,080
  *Oak Capital Corp.............................................................          53,135            71,195
   Obara Corp...................................................................          24,400           305,764
  #Obayashi Road Corp...........................................................         175,000           585,803
   Oiles Corp...................................................................         123,842         2,503,653
  *Okamoto Machine Tool Works, Ltd..............................................         163,000           229,175
   Okamura Corp.................................................................         286,900         2,131,904
   Okano Valve Manufacturing Co., Ltd...........................................          45,000           156,666
   Oki Electric Cable Co., Ltd..................................................          90,000           195,092
  *OKK Corp.....................................................................         255,000           386,134
   OKUMA Corp...................................................................         587,000         4,263,240
   Okumura Corp.................................................................         754,400         3,286,968
   Onoken Co., Ltd..............................................................          58,900           504,347
   Organo Corp..................................................................         163,000         1,276,622
  *Original Engineering Consultants Co., Ltd....................................          11,500            20,840
   OSG Corp.....................................................................         289,400         4,338,871
   Oyo Corp.....................................................................         100,900         1,355,010
  #P.S. Mitsubishi Construction Co., Ltd........................................          76,800           503,605
   Park24 Co., Ltd..............................................................         208,300         2,682,675
  #Pasco Corp...................................................................          62,000           233,442
   Pasona Group, Inc............................................................             188           175,070
  #Penta-Ocean Construction Co., Ltd............................................       1,087,500         3,907,181
  *Pilot Corp...................................................................             763         1,514,797
   Pronexus, Inc................................................................         133,200           691,741
  #Raito Kogyo Co., Ltd.........................................................         193,700         1,229,844
  *Rasa Industries, Ltd.........................................................         202,000           330,435
   Rheon Automatic Machinery Co., Ltd...........................................          64,000           168,110
   Ryobi, Ltd...................................................................         581,200         2,210,238
  *Sailor Pen Co., Ltd..........................................................          69,000            31,785
   Sakai Heavy Industries, Ltd..................................................         183,000           419,939


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CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
Industrials -- (Continued)
  *Sakurada Co., Ltd............................................................          57,000   $        19,483
 #*Sanix, Inc...................................................................         135,300           408,818
   Sanki Engineering Co., Ltd...................................................         340,000         1,846,319
  #Sanko Metal Industrial Co., Ltd..............................................         118,000           385,421
  *Sankyo-Tateyama Holdings, Inc................................................       1,710,000         3,218,500
   Sankyu, Inc..................................................................       1,095,000         4,224,957
   Sanritsu Corp................................................................          16,700           113,768
   Sanwa Holdings Corp..........................................................         877,000         2,866,397
   Sanyo Denki Co., Ltd.........................................................         210,000         1,245,686
   Sanyo Engineering & Construction, Inc........................................          48,000           173,137
   Sanyo Industries, Ltd........................................................          77,000           179,129
  #Sasebo Heavy Industries Co., Ltd.............................................         573,000         1,033,551
  *Sata Construction Co., Ltd...................................................          12,000            12,900
   SATO HOLDINGS Corp...........................................................         109,300         1,401,737
   Sato Shoji Corp..............................................................          65,300           398,678
   Sawafuji Electric Co., Ltd...................................................          42,000           120,381
   Secom Joshinetsu Co., Ltd....................................................          33,900         1,028,948
   Seibu Electric Industry Co., Ltd.............................................          67,000           319,963
   Seika Corp...................................................................         285,000           818,565
 #*Seikitokyu Kogyo Co., Ltd....................................................         307,000           242,255
   Seino Holdings Co., Ltd......................................................         375,000         2,872,853
   Sekisui Jushi Co., Ltd.......................................................         144,000         1,466,035
  #Senko Co., Ltd...............................................................         384,000         1,568,665
   Senshu Electric Co., Ltd.....................................................          37,300           476,074
   Shibusawa Warehouse Co., Ltd.................................................         231,000           740,866
   Shibuya Kogyo Co., Ltd.......................................................          80,100           924,479
  #Shima Seiki Manufacturing Co., Ltd...........................................         115,300         2,086,848
   Shin Nippon Air Technologies Co., Ltd........................................          88,780           510,251
   Shin-Keisei Electric Railway Co., Ltd........................................         174,000           801,278
   Shinmaywa Industries, Ltd....................................................         418,000         2,014,764
   Shinnihon Corp...............................................................         194,800           603,056
   Shinsho Corp.................................................................         202,000           505,273
   Shinwa Co., Ltd..............................................................           1,800            21,383
  #Sho-Bond Corp................................................................         101,600         2,576,419
   Shoko Co., Ltd...............................................................         316,000           552,117
  #Showa Aircraft Industry Co., Ltd.............................................         112,000           703,885
  #Sinfonia Technology Co., Ltd.................................................         496,000         1,154,548
   Sintokogio, Ltd..............................................................         201,000         1,882,012
   Soda Nikka Co., Ltd..........................................................          67,000           305,781
  #Sodick Co., Ltd..............................................................          86,500           441,924
   Sohgo Security Services Co., Ltd.............................................         252,800         2,823,210
   Sotetsu Holdings, Inc........................................................         554,000         1,790,061
   Space Co., Ltd...............................................................          73,420           441,419
   Subaru Enterprise Co., Ltd...................................................          59,000           210,015
   Sugimoto & Co., Ltd..........................................................          34,100           327,331
   Sumikin Bussan Corp..........................................................          93,000           262,333
  *Sumiseki Holdings, Inc.......................................................         107,100           133,644
   Sumitomo Densetsu Co., Ltd...................................................          98,100           658,338
 #*Sumitomo Mitsui Construction Co., Ltd........................................         416,800           480,598
   Sumitomo Precision Products Co., Ltd.........................................         156,000         1,016,192
   Sumitomo Warehouse Co., Ltd..................................................         564,000         2,772,086
   Suzuki Metal Industry Co., Ltd...............................................          71,000           154,189
  *SWCC Showa Holdings Co., Ltd.................................................       1,732,000         1,823,017
   Tadano, Ltd..................................................................         461,579         3,167,578
   Taihei Dengyo Kaisha, Ltd....................................................         158,000         1,263,908
   Taihei Kogyo Co., Ltd........................................................         256,000         1,436,937
   Taiheiyo Kouhatsu, Inc.......................................................          95,000           101,145
   Taikisha, Ltd................................................................         131,000         2,937,430
  #Takada Kiko Co., Ltd.........................................................         272,000           867,654
   Takano Co., Ltd..............................................................          51,100           301,255
  #Takaoka Electric Manufacturing Co., Ltd......................................         262,000           818,100


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


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CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
Industrials -- (Continued)
  #Takara Printing Co., Ltd.....................................................          38,055   $       286,691
   Takara Standard Co., Ltd.....................................................         501,000         4,026,687
  #Takasago Thermal Engineering Co., Ltd........................................         291,400         2,423,247
  #Takashima & Co., Ltd.........................................................         137,000           363,472
   Takigami Steel Construction Co., Ltd.........................................          50,000           159,566
   Takisawa Machine Tool Co., Ltd...............................................         191,000           286,454
 #*Takuma Co., Ltd..............................................................         316,000         1,584,721
   Tanseisha Co., Ltd...........................................................          74,000           213,372
  #Tatsuta Electric Wire & Cable Co., Ltd.......................................         215,000         1,012,709
   TECHNO ASSOCIE Co., Ltd......................................................          58,400           492,204
   Techno Ryowa, Ltd............................................................          71,390           378,256
   Teikoku Electric Manufacturing Co., Ltd......................................          31,800           591,870
   Tekken Corp..................................................................         763,000         1,173,483
  #Temp Holdings Co., Ltd.......................................................          48,600           475,646
   Teraoka Seisakusho Co., Ltd..................................................          53,600           246,987
   TOA Corp.....................................................................         780,000         1,714,582
  #TOA ROAD Corp................................................................         155,000           466,467
 #*Tobishima Corp...............................................................         347,400           564,760
   Tocalo Co., Ltd..............................................................          57,100         1,291,596
   Toda Corp....................................................................         865,000         3,444,444
   Toenec Corp..................................................................         212,000         1,232,987
  #TOKAI Holdings Corp..........................................................         214,000         1,068,537
   Tokai Lease Co., Ltd.........................................................          92,000           222,114
  #Toko Electric Corp...........................................................          76,000           341,915
   Tokyo Energy & Systems, Inc..................................................         143,000           923,055
  #TOKYO KEIKI, Inc.............................................................         265,000           576,764
 #*Tokyo Kikai Seisakusho, Ltd..................................................         300,000           229,361
   Tokyo Sangyo Co., Ltd........................................................          78,000           266,940
   Tokyu Community Corp.........................................................          32,600         1,058,433
   Tokyu Construction Co., Ltd..................................................          34,480            96,330
   Toli Corp....................................................................         236,000           511,220
  #Tomoe Corp...................................................................         115,500           437,494
   Tomoe Engineering Co., Ltd...................................................           9,300           180,728
   Tonami Holdings Co., Ltd.....................................................         331,000           813,500
   Toppan Forms Co., Ltd........................................................         202,900         1,636,876
   Torishima Pump Manufacturing Co., Ltd........................................          85,800         1,220,472
   Toshiba Machine Co., Ltd.....................................................         440,000         2,427,797
   TOSHIBA PLANT SYSTEMS & SERVICES Corp........................................         191,450         2,164,547
   Tosho Printing Co., Ltd......................................................         243,000           544,997
   Totetsu Kogyo Co., Ltd.......................................................         122,000         1,259,314
 #*Totoku Electric Co., Ltd.....................................................          61,000            85,018
  #Toyo Construction Co., Ltd...................................................         600,000           654,493
   Toyo Electric Manufacturing Co., Ltd.........................................         159,000           622,361
   Toyo Engineering Corp........................................................         581,400         2,443,934
   Toyo Machinery & Metal Co., Ltd..............................................          42,400           112,888
   Toyo Tanso Co., Ltd..........................................................          45,000         1,839,410
  #Toyo Wharf & Warehouse Co., Ltd..............................................         274,000           525,260
  *Trancom Co., Ltd.............................................................           4,700            91,833
   Trinity Industrial Corp......................................................          56,000           214,116
   Trusco Nakayama Corp.........................................................          98,900         2,003,348
   Tsubakimoto Chain Co., Ltd...................................................         584,700         3,414,094
   Tsubakimoto Kogyo Co., Ltd...................................................          97,000           295,364
 #*Tsudakoma Corp...............................................................          27,000            71,877
 #*Tsugami Corp.................................................................         267,000         1,881,177
   Tsukishima Kikai Co., Ltd....................................................         127,000         1,033,541
   Tsurumi Manufacturing Co., Ltd...............................................          94,000           722,114
  #Tsuzuki Denki Co., Ltd.......................................................          75,000           802,681
   TTK Co., Ltd.................................................................          62,000           321,318
   Uchida Yoko Co., Ltd.........................................................         331,000           949,326
 #*Ueki Corp....................................................................         430,000         1,111,912
   Union Tool Co., Ltd..........................................................          59,400         1,049,392


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CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
Industrials -- (Continued)
   Utoc Corp....................................................................          92,900   $       376,618
 #*Wakachiku Construction Co., Ltd..............................................       1,204,000         1,822,605
  #Weathernews, Inc.............................................................          26,700           735,690
   Yahagi Construction Co., Ltd.................................................         141,500           724,665
   Yamabiko Corp................................................................          28,782           360,896
   Yamato Corp..................................................................          82,000           335,723
   Yamaura Corp.................................................................          40,500           122,696
   Yamazen Co., Ltd.............................................................         305,500         2,381,570
   Yasuda Warehouse Co., Ltd. (The).............................................          95,800           638,929
   Yokogawa Bridge Holdings Corp................................................         139,400         1,041,334
   Yondenko Corp................................................................         132,800           572,799
   Yuasa Trading Co., Ltd.......................................................         810,000         1,332,683
   Yuken Kogyo Co., Ltd.........................................................         156,000           346,761
   Yurtec Corp..................................................................         256,000         1,445,626
   Yusen Logistics Co., Ltd.....................................................          71,400           983,702
   Yushin Precision Equipment Co., Ltd..........................................          55,934         1,052,220
                                                                                                   ---------------
Total Industrials...............................................................                       454,475,487
                                                                                                   ---------------
Information Technology -- (10.0%)
  *A&D Co., Ltd.................................................................          30,600           101,831
   Ai Holdings Corp.............................................................         182,600           789,711
  #Aichi Tokei Denki Co., Ltd...................................................         113,000           418,443
   Aiphone Co., Ltd.............................................................          70,900         1,425,110
  #ALLIED TELESIS HOLDINGS K.K..................................................         470,700           451,869
   Alpha Systems, Inc...........................................................          27,300           436,549
   Alps Electric Co., Ltd.......................................................         710,700         5,521,478
  #Anritsu Corp.................................................................         458,000         5,471,579
  #AOI Electronic Co., Ltd......................................................          35,200           480,245
  *Apic Yamada Corp.............................................................          28,000            48,280
  *Argo Graphics, Inc...........................................................             100             1,384
   Arisawa Manufacturing Co., Ltd...............................................          79,300           298,957
   Asahi Net, Inc...............................................................          34,000           161,441
  *Axell Corp...................................................................           3,800            83,079
   CAC Corp.....................................................................          62,700           519,715
   Canon Electronics, Inc.......................................................          82,100         2,094,826
   Capcom Co., Ltd..............................................................         206,700         4,593,396
   Chino Corp...................................................................         151,000           424,307
  *CMK Corp.....................................................................         263,200           951,327
   Computer Engineering & Consulting, Ltd.......................................          61,500           294,780
   Core Corp....................................................................          45,700           413,534
   Cresco, Ltd..................................................................          23,200           201,422
   Cybernet Systems Co., Ltd....................................................              85            23,690
  #Cybozu, Inc..................................................................           1,221           361,281
  *Daiko Denshi Tsushin, Ltd....................................................          12,000            30,797
   Daito Electron Co., Ltd......................................................           5,900            32,319
   Daiwabo Holdings Co., Ltd....................................................         685,000         1,715,687
   Denki Kogyo Co., Ltd.........................................................         255,000         1,225,463
   DKK TOA Corp.................................................................          31,000           111,893
   DTS Corp.....................................................................          89,600         1,171,426
  #Dwango Co., Ltd..............................................................             436           797,427
  #eAccess, Ltd.................................................................           7,290         1,662,126
   Eizo Nanao Corp..............................................................          76,800         1,647,674
  #Elematec Corp................................................................          26,800           486,296
  *Elna Co., Ltd................................................................          92,000           109,834
 #*Elpida Memory, Inc...........................................................         799,200         3,395,326
  #Enplas Corp..................................................................          32,000           727,204
   ESPEC Corp...................................................................          82,200           566,885
   Excel Co., Ltd...............................................................           1,700            17,467
  *Faith, Inc...................................................................           1,831           224,998
  *FDK Corp.....................................................................         431,000           464,820
   Fuji Electronics Co., Ltd....................................................          16,200           252,403


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CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
Information Technology -- (Continued)
  #Fuji Soft, Inc...............................................................         100,600   $     1,957,142
  *Fujitsu Component, Ltd.......................................................             139            49,553
   Fujitsu Frontech, Ltd........................................................          77,500           509,153
   Future Architect, Inc........................................................           1,172           470,877
  #GMO Internet, Inc............................................................         252,400         1,013,722
   Hakuto Co., Ltd..............................................................          73,700           749,781
   Hioki EE Corp................................................................          12,300           208,136
   Hitachi Kokusai Electric, Inc................................................         249,500         2,179,026
   Hochiki Corp.................................................................          97,000           518,695
   Hokuriku Electric Industry Co., Ltd..........................................         299,000           472,023
   Horiba, Ltd..................................................................         163,750         5,237,992
   Hosiden Corp.................................................................         262,900         1,929,367
   Icom, Inc....................................................................          49,700         1,305,658
 #*Ikegami Tsushinki Co., Ltd...................................................         174,000           132,936
   Ines Corp....................................................................         202,300         1,486,406
   I-Net Corp...................................................................          47,800           300,291
   Information Services International-Dentsu, Ltd...............................          76,700           710,530
   Innotech Corp................................................................          18,200           131,506
  #Internet Initiative Japan, Inc...............................................             485         1,667,590
 #*Ishii Hyoki Co., Ltd.........................................................          23,700            81,087
   IT Holdings Corp.............................................................         357,401         4,407,143
   ITC Networks Corp............................................................          51,000           338,604
   ITFOR, Inc...................................................................          20,500            77,334
   Iwatsu Electric Co., Ltd.....................................................         309,000           313,519
   Japan Aviation Electronics Industry, Ltd.....................................         252,600         2,007,531
  #Japan Cash Machine Co., Ltd..................................................          79,315           611,426
   Japan Digital Laboratory Co., Ltd............................................         109,700         1,212,189
   Japan Radio Co., Ltd.........................................................          81,000           229,228
  #Jastec Co., Ltd..............................................................          61,400           372,840
   JBCC Holdings, Inc...........................................................          73,200           507,936
   JBIS Holdings, Inc...........................................................          79,600           291,168
   JFE Systems, Inc.............................................................             174           157,688
   JIEC Co., Ltd................................................................             199           243,196
   Kaga Electronics Co., Ltd....................................................         100,400         1,123,345
   Kanematsu Electronics, Ltd...................................................          83,100           885,581
   Koa Corp.....................................................................         151,600         1,524,183
 #*Kubotek Corp.................................................................             370           106,525
   Kyoden Co., Ltd..............................................................         156,900           278,400
   Kyowa Electronic Instruments Co., Ltd........................................          52,000           160,962
   Macnica, Inc.................................................................          50,100         1,186,531
  #Macromill, Inc...............................................................          83,100           811,733
   Marubun Corp.................................................................          98,500           485,300
  #Maruwa Co., Ltd..............................................................          38,400         1,665,857
  #Megachips Corp...............................................................          84,800         1,299,393
  *Meisei Electric Co., Ltd.....................................................         305,000           352,257
   Melco Holdings, Inc..........................................................          49,600         1,258,442
   Mimasu Semiconductor Industry Co., Ltd.......................................          86,881           795,639
   Miroku Jyoho Service Co., Ltd................................................         105,000           341,578
   Mitsui High-Tec, Inc.........................................................         131,600           554,995
   Mitsui Knowledge Industry Co., Ltd...........................................           3,643           716,318
   Mitsumi Electric Co., Ltd....................................................         328,500         2,690,961
  *Moritex Corp.................................................................           7,700            32,323
  #Mutoh Holdings Co., Ltd......................................................         160,000         1,019,429
  *Nagano Japan Radio Co., Ltd..................................................          83,000           133,033
   Nagano Keiki Co., Ltd........................................................           2,800            28,764
  #Nakayo Telecommunications, Inc...............................................         541,000         2,290,901
   NEC Fielding, Ltd............................................................          95,000         1,212,336
   NEC Mobiling, Ltd............................................................          46,800         1,636,792
   Net One Systems Co., Ltd.....................................................           1,994         5,084,667
 #*New Japan Radio Co., Ltd.....................................................          37,000           110,144
   Nichicon Corp................................................................         270,300         2,690,044


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CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
Information Technology -- (Continued)
   Nidec Copal Electronics Corp.................................................          38,700   $       231,142
  #Nidec Sankyo Corp............................................................         191,000         1,293,659
   NIFTY Corp...................................................................             250           305,836
   Nihon Dempa Kogyo Co., Ltd...................................................          71,100           862,667
 #*Nihon Inter Electronics Corp.................................................         104,700           149,865
   Nihon Unisys, Ltd............................................................         240,875         1,558,587
  *Nippon Avionics Co., Ltd.....................................................          78,000           127,702
  #Nippon Ceramic Co., Ltd......................................................          86,600         1,589,138
   Nippon Chemi-Con Corp........................................................         604,000         2,101,315
   Nippon Systemware Co., Ltd...................................................          27,900           114,104
   Nohmi Bosai, Ltd.............................................................         123,000           816,765
   NS Solutions Corp............................................................          79,400         1,568,529
   NSD Co., Ltd.................................................................         170,300         1,485,494
   Obic Business Consultants Co., Ltd...........................................          21,900         1,028,659
   Okaya Electric Industries Co., Ltd...........................................          73,000           342,475
  *Oki Electric Industry Co., Ltd...............................................       2,685,000         2,580,824
   ONO Sokki Co., Ltd...........................................................         103,000           396,694
   Optex Co., Ltd...............................................................          21,600           284,642
   Origin Electric Co., Ltd.....................................................         105,000           361,266
   Osaki Electric Co., Ltd......................................................         126,000         1,286,438
   Panasonic Electric Works Information Systems Co., Ltd........................          13,600           375,902
  #Panasonic Electric Works SUNX Co., Ltd.......................................         109,000           579,008
   PCA Corp.....................................................................          17,500           196,529
 #*Pixela Corp..................................................................          18,400            48,562
   Riken Keiki Co., Ltd.........................................................          77,500           613,615
  *Riso Kagaku Corp.............................................................          48,900           745,208
   Roland DG Corp...............................................................          54,400           626,142
   Ryoden Trading Co., Ltd......................................................         141,000           880,855
   Ryosan Co., Ltd..............................................................         140,600         3,110,212
   Ryoyo Electro Corp...........................................................         113,200         1,311,781
   Sanken Electric Co., Ltd.....................................................         496,000         1,767,012
   Sanko Co., Ltd...............................................................          21,000            57,253
   Sanshin Electronics Co., Ltd.................................................         139,500         1,182,919
   Satori Electric Co., Ltd.....................................................          79,080           509,099
  #Saxa Holdings, Inc...........................................................         307,000           671,183
  #SCSK Corp....................................................................         214,863         3,609,623
  #Shibaura Mechatronics Corp...................................................         142,000           391,367
   Shindengen Electric Manufacturing Co., Ltd...................................         311,000         1,487,676
   Shinkawa, Ltd................................................................          68,300           361,674
  #Shinko Electric Industries Co., Ltd..........................................         309,200         2,293,887
   Shinko Shoji Co., Ltd........................................................          81,400           698,470
   Shizuki Electric Co., Inc....................................................         103,000           419,968
  #Siix Corp....................................................................          79,500           992,017
  #Simplex Holdings, Inc........................................................           1,082           358,402
  #SMK Corp.....................................................................         290,000           961,741
   Softbank Technology Corp.....................................................             100               821
   So-net Entertainment Corp....................................................             504         1,933,239
   Soshin Electric Co., Ltd.....................................................           4,600            20,812
   SRA Holdings, Inc............................................................          49,700           539,343
   Star Micronics Co., Ltd......................................................         180,700         1,742,321
   Sumida Corp..................................................................          61,549           395,399
   Sun-Wa Technos Corp..........................................................           3,900            39,504
   Systena Corp.................................................................           1,096           750,202
   Tachibana Eletech Co., Ltd...................................................          62,400           558,668
  #Taiyo Yuden Co., Ltd.........................................................         467,300         4,222,811
  #Tamura Corp..................................................................         280,000           799,076
  *Teac Corp....................................................................         332,000           165,975
   Tecmo Koei Holdings Co., Ltd.................................................         150,730         1,229,879
   Teikoku Tsushin Kogyo Co., Ltd...............................................         172,000           314,117
   TKC Corp.....................................................................          86,800         1,845,382
 #*Toko, Inc....................................................................         334,000           704,667


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CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
Information Technology -- (Continued)
   Tokyo Denpa Co., Ltd.........................................................          24,900   $       128,915
  #Tokyo Electron Device, Ltd...................................................             342           619,513
   Tokyo Seimitsu Co., Ltd......................................................         161,000         3,241,579
   Tomen Devices Corp...........................................................           2,000            49,343
   Tomen Electronics Corp.......................................................          50,600           667,757
  #Topcon Corp..................................................................         254,800         1,322,561
   Tose Co., Ltd................................................................          22,100           153,973
   Toshiba TEC Corp.............................................................         547,000         2,101,312
   Toukei Computer Co., Ltd.....................................................          26,810           367,849
   Towa Corp....................................................................          70,900           401,622
   Toyo Corp....................................................................         116,900         1,270,539
   Transcosmos, Inc.............................................................         122,300         1,621,814
  *UKC Holdings Corp............................................................           2,100            22,095
  *Ulvac, Inc...................................................................         180,700         2,419,831
   Uniden Corp..................................................................         377,000         1,452,447
  #Wacom Co., Ltd...............................................................           1,580         2,667,550
   XNET Corp....................................................................              21            32,538
   Y. A. C. Co., Ltd............................................................          34,100           289,728
  *Yamaichi Electronics Co., Ltd................................................          75,700           173,348
  *Yaskawa Information Systems Corp.............................................          40,000            88,297
   Yokowo Co., Ltd..............................................................          69,500           358,131
  #Zuken, Inc...................................................................          94,600           713,898
                                                                                                   ---------------
Total Information Technology....................................................                       180,728,747
                                                                                                   ---------------
Materials -- (10.3%)
   Achilles Corp................................................................         703,000         1,034,615
   Adeka Corp...................................................................         364,400         3,630,556
   Agro-Kanesho Co., Ltd........................................................          14,000            67,847
   Aichi Steel Corp.............................................................         450,000         2,465,576
   Alconix Corp.................................................................          10,800           246,071
   Arakawa Chemical Industries, Ltd.............................................          67,700           618,781
   Araya Industrial Co., Ltd....................................................         276,000           468,582
   Asahi Organic Chemicals Industry Co., Ltd....................................         343,000           983,179
   Chuetsu Pulp & Paper Co., Ltd................................................         568,000         1,103,953
  *Chugai Mining Co., Ltd.......................................................         852,400           202,058
   Chugoku Marine Paints, Ltd...................................................         249,000         1,585,631
 #*Chugokukogyo Co., Ltd........................................................          62,000            82,198
   Chuo Denki Kogyo Co., Ltd....................................................          90,000           480,028
 #*Co-Op Chemical Co., Ltd......................................................         159,000           265,374
  #Dai Nippon Toryo, Ltd........................................................         518,000           694,942
  #Daiichi Kigenso Kagaku-Kyogyo Co., Ltd.......................................          14,300           673,761
   Daiichi Kogyo Seiyaku Co., Ltd...............................................         121,000           359,091
   Daiken Corp..................................................................         401,000         1,269,600
  #Daiki Aluminium Industry Co., Ltd............................................          51,000           206,757
   Dainichiseika Colour & Chemicals Manufacturing Co., Ltd......................         319,000         1,456,393
  #Daio Paper Corp..............................................................         316,500         2,115,439
   Daiso Co., Ltd...............................................................         355,000         1,179,487
   DC Co., Ltd..................................................................         113,900           415,320
   Dynapac Co., Ltd.............................................................          25,000            67,884
   Earth Chemical Co., Ltd......................................................          50,300         1,893,105
   Ebara-Udylite Co., Ltd.......................................................           2,700            75,951
   FP Corp......................................................................          61,200         4,089,728
   Fuji Seal International, Inc.................................................          80,400         1,472,009
   Fujikura Kasei Co., Ltd......................................................          96,500           491,359
   Fujimi, Inc..................................................................          25,000           335,985
  *Fujimori Kogyo Co., Ltd......................................................             600             9,012
  #Fumakilla, Ltd...............................................................          85,000           343,321
  #Furukawa-Sky Aluminum Corp...................................................         321,000           866,029
   Geostar Corp.................................................................          38,000           110,870
   Godo Steel, Ltd..............................................................         899,000         2,392,586
   Gun Ei Chemical Industry Co., Ltd............................................         347,000           911,280


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CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
Materials -- (Continued)
   Harima Chemicals, Inc........................................................          73,300   $       584,077
  #Hodogaya Chemical Co., Ltd...................................................         265,000           814,773
   Hokkan Holdings, Ltd.........................................................         283,000           877,842
   Hokko Chemical Industry Co., Ltd.............................................          90,000           279,011
  #Hokuetsu Kishu Paper Co., Ltd................................................         862,199         5,932,980
  *Hokushin Co., Ltd............................................................          61,400           130,582
   Honshu Chemical Industry Co., Ltd............................................          35,000           237,320
   Ihara Chemical Industry Co., Ltd.............................................         155,000           611,524
   Ise Chemical Corp............................................................          83,000           482,815
 #*Ishihara Sangyo Kaisha, Ltd..................................................       1,374,500         1,665,221
   Japan Carlit Co., Ltd........................................................          59,800           317,718
   Japan Pure Chemical Co., Ltd.................................................               7            18,776
   JSP Corp.....................................................................         103,900         1,681,407
  #Kanto Denka Kogyo Co., Ltd...................................................         195,000           753,325
  *Katakura Chikkarin Co., Ltd..................................................          43,000           125,797
   Kawakin Holdings Co., Ltd....................................................          11,000            43,845
   Kawasaki Kasei Chemicals, Ltd................................................         121,000           179,869
   Koatsu Gas Kogyo Co., Ltd....................................................         163,493         1,009,934
   Kohsoku Corp.................................................................          61,900           537,146
   Konishi Co., Ltd.............................................................          66,900           984,576
  #Kumiai Chemical Industry Co., Ltd............................................         233,000           977,962
   Kureha Corp..................................................................         573,500         2,771,615
  #Kurimoto, Ltd................................................................         702,000         1,725,139
   Kurosaki Harima Corp.........................................................         221,000           785,490
   Kyoei Steel, Ltd.............................................................          64,900         1,173,100
   Kyowa Leather Cloth Co., Ltd.................................................          71,700           278,535
   Lintec Corp..................................................................         100,400         1,918,182
   MEC Co., Ltd.................................................................          61,200           218,677
  *Mitsubishi Paper Mills, Ltd..................................................       1,159,000         1,174,332
   Mitsubishi Steel Manufacturing Co., Ltd......................................         554,000         1,719,701
   Mitsui Mining & Smelting Co., Ltd............................................         294,000           804,269
   Mory Industries, Inc.........................................................         154,000           551,122
   Nakabayashi Co., Ltd.........................................................         181,000           452,535
  *Nakayama Steel Works, Ltd....................................................         639,000           764,325
   Neturen Co., Ltd.............................................................         152,800         1,299,029
   Nichia Steel Works, Ltd......................................................         175,900           476,998
   Nihon Kagaku Sangyo Co., Ltd.................................................          78,000           544,477
   Nihon Nohyaku Co., Ltd.......................................................         225,000           951,055
   Nihon Parkerizing Co., Ltd...................................................         240,000         3,182,748
   Nihon Seiko Co., Ltd.........................................................          18,000            67,184
   Nihon Yamamura Glass Co., Ltd................................................         490,000         1,334,220
  #Nippon Carbide Industries Co., Inc...........................................         209,000           324,178
  #Nippon Chemical Industrial Co., Ltd..........................................         281,000           505,447
  #Nippon Chutetsukan K.K.......................................................          50,000           116,416
   Nippon Chuzo K.K.............................................................         111,000           180,219
   Nippon Coke & Engineering Co., Ltd...........................................         863,000         1,282,390
  #Nippon Concrete Industries Co., Ltd..........................................         180,000           671,206
   Nippon Denko Co., Ltd........................................................         394,000         1,913,138
   Nippon Fine Chemical Co., Ltd................................................          85,600           602,988
  #Nippon Kasei Chemical Co., Ltd...............................................         309,000           588,805
 #*Nippon Kinzoku Co., Ltd......................................................         222,000           468,847
  #Nippon Koshuha Steel Co., Ltd................................................         366,000           505,479
   Nippon Light Metal Co., Ltd..................................................       2,138,000         2,842,499
 #*Nippon Metal Industry Co., Ltd...............................................         556,000           533,835
   Nippon Pigment Co., Ltd......................................................          43,000           115,719
   Nippon Pillar Packing Co., Ltd...............................................          83,000           617,318
   Nippon Soda Co., Ltd.........................................................         563,000         2,783,817
   Nippon Synthetic Chemical Industry Co., Ltd. (The)...........................         256,000         1,560,849
  #Nippon Valqua Industries, Ltd................................................         328,000           919,187
 #*Nippon Yakin Kogyo Co., Ltd..................................................         509,500           866,071
   Nisshin Steel Co., Ltd.......................................................         229,000           355,561


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CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
Materials -- (Continued)
   Nittetsu Mining Co., Ltd.....................................................         375,000   $     1,708,370
   Nitto FC Co., Ltd............................................................          72,000           466,832
  #NOF Corp.....................................................................         726,000         3,696,394
   Ohara, Inc...................................................................           3,100            33,293
   Okabe Co., Ltd...............................................................         186,900         1,051,846
   Okamoto Industries, Inc......................................................         400,000         1,557,401
   Okura Industrial Co., Ltd....................................................         305,000           977,999
  #Osaka Organic Chemical Industry, Ltd.........................................          66,000           389,177
   Osaka Steel Co., Ltd.........................................................          77,700         1,438,794
  *Pacific Metals Co., Ltd......................................................         614,000         3,454,608
  #Pack Corp. (The).............................................................          66,200           996,488
   Riken Technos Corp...........................................................         197,000           578,032
  *S Science Co., Ltd...........................................................       2,704,000           106,397
  #S.T. Chemical Co., Ltd.......................................................          77,000         1,034,595
   Sakai Chemical Industry Co., Ltd.............................................         401,000         1,586,062
   Sakata INX Corp..............................................................         196,000           918,359
   Sanyo Chemical Industries, Ltd...............................................         305,000         2,036,666
   Sanyo Special Steel Co., Ltd.................................................         480,300         2,703,527
   Sekisui Plastics Co., Ltd....................................................         209,000           793,809
   Shikoku Chemicals Corp.......................................................         184,000         1,033,486
   Shinagawa Refractories Co., Ltd..............................................         224,000           705,001
   Shin-Etsu Polymer Co., Ltd...................................................         224,100         1,032,890
   Shinko Wire Co., Ltd.........................................................         184,000           350,792
   Somar Corp...................................................................          43,000           107,316
   Stella Chemifa Corp..........................................................          42,600         1,231,851
  #Sumitomo Bakelite Co., Ltd...................................................         659,000         3,845,129
  *Sumitomo Light Metal Industries, Ltd.........................................       1,767,000         1,766,567
   Sumitomo Osaka Cement Co., Ltd...............................................       1,676,000         5,188,409
   Sumitomo Pipe & Tube Co., Ltd................................................         108,100           920,191
   Sumitomo Seika Chemicals Co., Ltd............................................         223,000         1,014,760
   T. Hasegawa Co., Ltd.........................................................         121,300         1,929,618
  #Taisei Lamick Co., Ltd.......................................................          18,900           620,167
   Taiyo Holdings Co., Ltd......................................................          68,300         1,816,334
   Takasago International Corp..................................................         356,000         1,709,003
   Takiron Co., Ltd.............................................................         304,000         1,051,620
   Tayca Corp...................................................................         151,000           603,961
   Tenma Corp...................................................................          87,000           795,764
  #Titan Kogyo K.K..............................................................          78,000           381,686
   Toagosei Co., Ltd............................................................       1,096,000         4,600,616
  #Toda Kogyo Corp..............................................................         161,000         1,499,304
  #Toho Titanium Co., Ltd.......................................................         134,400         2,297,849
   Toho Zinc Co., Ltd...........................................................         551,000         2,275,103
  #Tokai Carbon Co., Ltd........................................................         825,000         4,502,735
   Tokushu Tokai Paper Co., Ltd.................................................         501,580         1,178,760
 #*Tokuyama Corp................................................................       1,202,000         4,156,034
   Tokyo Ohka Kogyo Co., Ltd....................................................         180,800         3,958,837
  #Tokyo Rope Manufacturing Co., Ltd............................................         558,000         1,402,387
   Tokyo Steel Manufacturing Co., Ltd...........................................         316,400         2,384,343
   Tokyo Tekko Co., Ltd.........................................................           4,000            17,616
   TOMOEGAWA Co., LTD...........................................................         125,000           305,388
   Tomoku Co., Ltd..............................................................         294,000           847,970
   Topy Industries, Ltd.........................................................         781,000         2,156,870
   Toyo Ink SC Holdings Co., Ltd................................................         751,000         2,989,952
   Toyo Kohan Co., Ltd..........................................................         247,000           928,922
   TYK Corp.....................................................................         138,000           362,913
  #Ube Material Industries, Ltd.................................................         226,000           709,243
   Wood One Co., Ltd............................................................         169,000           607,378
   Yodogawa Steel Works, Ltd....................................................         786,500         3,636,792
  *Yuki Gosei Kogyo Co., Ltd....................................................          64,000           174,768
   Yushiro Chemical Industry Co., Ltd...........................................          47,100           524,998
                                                                                                   ---------------
Total Materials.................................................................                       186,009,532
                                                                                                   ---------------

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
Utilities -- (0.5%)
   Hokkaido Gas Co., Ltd........................................................         210,000   $       780,157
   Hokuriku Gas Co., Ltd........................................................          99,000           272,768
   Okinawa Electric Power Co., Ltd..............................................          63,871         2,711,397
   Saibu Gas Co., Ltd...........................................................       1,286,000         3,614,412
   Shizuoka Gas Co., Ltd........................................................         241,500         1,620,162
                                                                                                   ---------------
Total Utilities.................................................................                         8,998,896
                                                                                                   ---------------
TOTAL COMMON STOCKS.............................................................                     1,632,249,335
                                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
  *Oak Capital Corp. Warrants 08/31/12..........................................          53,135            19,520
                                                                                                   ---------------

                                                                                      SHARES/
                                                                                        FACE
                                                                                       AMOUNT           VALUE+
                                                                                   -------------   ---------------
                                                                                       (000)
SECURITIES LENDING COLLATERAL -- (10.0%)
(S)@DFA Short Term Investment Fund..............................................     180,000,000       180,000,000
   @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.24%, 02/01/12
      (Collateralized by FNMA rates ranging from 3.000% to 4.000%, maturities ranging from 11/01/26 to 01/01/42, valued at $2,044,653) to be repurchased
      at $2,004,575.............................................................   $       2,005         2,004,562
                                                                                                   ---------------
TOTAL SECURITIES LENDING COLLATERAL.............................................                       182,004,562
                                                                                                   ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $1,855,757,564)^^......................................................                   $ 1,814,273,417
                                                                                                   ===============

Summary of inputs used to value the Series' investments as of January 31, 2012 is as follows (See Security Valuation Note):

                                                              VALUATION INPUTS
                                           ------------------------------------------------------
                                                   INVESTMENT IN SECURITIES (MARKET VALUE)
                                           ------------------------------------------------------
                                             LEVEL 1        LEVEL 2      LEVEL 3        TOTAL
                                           ----------   --------------   -------   --------------
Common Stocks
   Consumer Discretionary...............           --   $  367,336,168      --     $  367,336,168
   Consumer Staples.....................   $  305,155      163,349,171      --        163,654,326
   Energy...............................           --       16,807,835      --         16,807,835
   Financials...........................           --      185,370,945      --        185,370,945
   Health Care..........................    2,388,350       66,479,049      --         68,867,399
   Industrials..........................      276,896      454,198,591      --        454,475,487
   Information Technology...............           --      180,728,747      --        180,728,747
   Materials............................           --      186,009,532      --        186,009,532
   Utilities............................           --        8,998,896      --          8,998,896
Rights/Warrants.........................           --           19,520      --             19,520
Securities Lending Collateral...........           --      182,004,562      --        182,004,562
                                           ----------   --------------     ---     --------------
TOTAL...................................   $2,970,401   $1,811,303,016      --     $1,814,273,417
                                           ==========   ==============     ===     ==============

               See accompanying Notes to Schedules of Investments.

                      THE ASIA PACIFIC SMALL COMPANY SERIES
                             SCHEDULE OF INVESTMENTS
                                JANUARY 31, 2012
                                   (UNAUDITED)

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
COMMON STOCKS -- (84.7%)
AUSTRALIA -- (54.7%)
  *ABM Resources NL.............................................................       4,447,721   $       283,315
  *Acacia Coal, Ltd.............................................................       1,958,775            99,689
  *A-Cap Resources, Ltd.........................................................         332,583            96,918
  *Acer Energy, Ltd.............................................................         229,729            30,515
  #Acrux, Ltd...................................................................         569,567         2,063,473
   Adelaide Brighton, Ltd.......................................................       1,927,272         6,070,545
  #Aditya Birla Minerals, Ltd...................................................         878,000           827,952
  *ADX Energy, Ltd..............................................................         473,905            36,220
  *AED Oil, Ltd.................................................................         363,401                --
  *African Iron, Ltd............................................................          37,307            22,337
  *Ainsworth Game Technology, Ltd...............................................         326,556           227,514
  *AJ Lucas Group, Ltd..........................................................         317,969           411,838
  *Alchemia, Ltd................................................................         724,903           240,996
  #Alesco Corp., Ltd............................................................         457,971           616,241
 #*Alkane Resources, Ltd........................................................         938,520           940,019
 #*Alliance Resources, Ltd......................................................         444,483           148,456
  *Allied Gold Mining P.L.C.....................................................          17,047            35,974
  *Altona Mining, Ltd...........................................................       1,108,169           311,023
  *Amadeus Energy, Ltd..........................................................         819,137           195,706
  #Amalgamated Holdings, Ltd....................................................         462,247         2,849,748
   Amcom Telecommunications, Ltd................................................         531,438           473,879
 #*Ampella Mining, Ltd..........................................................         225,174           334,633
   Ansell, Ltd..................................................................         503,479         7,952,482
 #*Antares Energy, Ltd..........................................................         937,175           387,641
   AP Eagers, Ltd...............................................................          44,147           579,549
   APA Group, Ltd...............................................................         416,914         2,122,801
 #*Apex Minerals NL.............................................................       3,458,027            22,046
  #APN News & Media, Ltd........................................................       1,891,757         1,461,997
 #*Aquarius Platinum, Ltd.......................................................       1,286,758         3,620,825
 #*Arafura Resources, Ltd.......................................................       1,093,749           579,697
  #ARB Corp., Ltd...............................................................         342,523         2,987,663
   Ariadne Australia, Ltd.......................................................         267,324           107,422
  #Aristocrat Leisure, Ltd......................................................       2,190,095         5,762,381
  #ASG Group, Ltd...............................................................         356,085           313,882
  *Aspire Mining, Ltd...........................................................         902,429           363,729
  *Astron, Ltd..................................................................          87,221           240,483
 #*Atlantic, Ltd................................................................         238,482           266,271
 #*Aurora Oil & Gas, Ltd........................................................       1,265,748         3,945,598
   Ausdrill, Ltd................................................................       1,245,509         4,702,259
  #Ausenco, Ltd.................................................................         200,726           623,940
  *Ausgold, Ltd.................................................................          52,096            52,586
  #Austal, Ltd..................................................................         581,980         1,252,165
  *Austar United Communications, Ltd............................................       2,887,442         3,641,232
  *Austbrokers Holdings, Ltd....................................................          90,369           606,046
  #Austin Engineering, Ltd......................................................         180,974           854,986
  *Austpac Resources NL.........................................................       2,524,951           112,484
  *Australian Agricultural Co., Ltd.............................................         923,263         1,361,244
  #Australian Infrastructure Fund NL............................................       3,370,582         7,185,611
   Australian Pharmaceutical Industries, Ltd....................................       5,528,865         1,760,063
   Australian Worldwide Exploration, Ltd........................................       2,047,923         3,258,809
   Automotive Holdings Group NL.................................................         559,572         1,158,045
  *Autron Corp., Ltd............................................................           9,992                --
 #*Avanco Resources, Ltd........................................................       2,010,636           204,498
  #AVJennings, Ltd..............................................................       5,185,036         2,204,058
  *Azimuth Resources, Ltd.......................................................         398,859           323,556
 #*Azumah Resources, Ltd........................................................         737,953           308,355
  *Ballarat South Gold, Ltd.....................................................           1,996                --
 #*Bandanna Energy, Ltd.........................................................         622,869           442,161

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
AUSTRALIA -- (Continued)
  #Bank of Queensland, Ltd......................................................         398,694   $     3,205,568
 #*Bannerman Resources, Ltd.....................................................         332,217            83,030
 #*BC Iron, Ltd.................................................................         252,005           728,510
   Beach Energy, Ltd............................................................       4,828,492         7,573,121
 #*Beadell Resources, Ltd.......................................................       1,500,515         1,184,874
 #*Berkeley Resources, Ltd......................................................         434,006           163,867
   Beyond International, Ltd....................................................          61,256            46,173
  #Billabong International, Ltd.................................................         843,248         1,677,935
 #*Bionomics, Ltd...............................................................         236,543           117,758
  *Biota Holdings, Ltd..........................................................       1,027,571           894,056
  *Bisalloy Steel Group, Ltd....................................................          93,800           121,365
  #Blackmores, Ltd..............................................................          76,842         2,329,866
  *BlueScope Steel, Ltd.........................................................      13,391,631         5,750,767
  #Boart Longyear Group.........................................................       2,442,257         9,126,734
  *Boom Logistics, Ltd..........................................................         233,100            66,656
  *Boulder Steel, Ltd...........................................................       1,667,795            68,859
   Bradken, Ltd.................................................................         872,237         7,265,511
   Breville Group, Ltd..........................................................         598,466         1,871,386
  #Brickworks, Ltd..............................................................         132,797         1,511,089
  *Brockman Resources, Ltd......................................................          10,283            23,375
   BSA, Ltd.....................................................................         642,847           163,684
  #BT Investment Management, Ltd................................................         193,869           382,579
  *Buccaneer Energy, Ltd........................................................       2,801,232           169,967
 #*Buru Energy, Ltd.............................................................         322,583           469,035
   Cabcharge Australia, Ltd.....................................................         518,716         2,490,754
   Calliden Group, Ltd..........................................................         633,393            94,906
   Campbell Brothers, Ltd.......................................................         146,187         8,069,968
 #*Cape Lambert Resources, Ltd..................................................         373,413           223,985
  *Cape Range Wireless, Ltd.....................................................           7,260                --
 #*Capral, Ltd..................................................................          58,499            10,244
  #Cardno, Ltd..................................................................         349,852         2,224,203
 #*Carnarvon Petroleum, Ltd.....................................................       3,885,525           494,373
  *Carnegie Wave Energy, Ltd....................................................       1,008,948            52,516
  #carsales.com, Ltd............................................................       1,106,725         5,638,721
  #Cash Converters International, Ltd...........................................       1,180,931           700,969
  *CDS Technologies, Ltd........................................................          13,276                --
  #Cedar Woods Properties, Ltd..................................................         111,357           389,950
  *Centaurus Metals, Ltd........................................................         143,557            82,235
 #*Central Petroleum, Ltd.......................................................       1,759,865           111,934
  *Centrebet International, Ltd. Claim Units....................................          81,336                --
  *Centrex Metals, Ltd..........................................................          51,889            16,198
 #*Ceramic Fuel Cells, Ltd......................................................       4,248,715           448,842
 #*Cerro Resources NL...........................................................       1,961,035           249,793
 #*CGA Mining, Ltd..............................................................          10,124            25,753
 #*Chalice Gold Mines, Ltd......................................................         320,684            84,919
   Challenger, Ltd..............................................................         412,725         1,938,418
   Chandler Macleod Group, Ltd..................................................         338,118           129,329
  *Chemeq, Ltd..................................................................         166,742                --
  *ChemGenex Pharmaceuticals, Ltd...............................................         115,291             3,060
  *Chesser Resources, Ltd.......................................................         156,921            76,508
 #*Citigold Corp., Ltd..........................................................       3,765,806           348,199
  #Clarius Group, Ltd...........................................................       1,099,217           501,430
 #*Clinuvel Pharmaceuticals, Ltd................................................         118,435           264,590
  #Clough, Ltd..................................................................       1,527,345         1,119,250
   Clover Corp., Ltd............................................................         269,348            91,127
  *CO2 Group, Ltd...............................................................         844,559           143,072
 #*Coal of Africa, Ltd..........................................................         605,148           640,001
 #*Coalspur Mines, Ltd..........................................................       1,239,823         2,360,232
 #*Cobar Consolidated Resources, Ltd............................................         112,626            87,102
  *Cockatoo Coal, Ltd...........................................................       3,318,970         1,353,584
   Codan, Ltd...................................................................         156,399           216,581

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
AUSTRALIA -- (Continued)
  *Coffey International, Ltd....................................................       1,048,636   $       567,740
   Collection House, Ltd........................................................       1,774,073         1,421,000
  *Comet Ridge, Ltd.............................................................          65,567             8,694
  #Consolidated Media Holdings, Ltd.............................................       1,276,820         3,627,066
  *Continental Coal, Ltd........................................................         564,114           125,402
 #*Cooper Energy, Ltd...........................................................         336,842           137,594
   Coventry Group, Ltd..........................................................         144,778           363,356
  #Credit Corp. Group, Ltd......................................................         110,382           550,698
  *Crusader Resources, Ltd......................................................         155,861           148,792
  #CSG, Ltd.....................................................................         674,612           372,223
   CSR, Ltd.....................................................................       2,491,176         5,418,890
   CTI Logistics, Ltd...........................................................           6,000             7,580
 #*Cudeco, Ltd..................................................................         399,317         1,517,171
 #*Cue Energy Resources, Ltd....................................................       1,264,976           328,752
  #Customers, Ltd...............................................................         494,648           445,746
  *Data#3, Ltd..................................................................         221,847           294,248
  #David Jones, Ltd.............................................................       2,760,161         7,586,444
   Decmil Group, Ltd............................................................         489,065         1,249,978
  *Deep Yellow, Ltd.............................................................         850,894           103,942
 #*Devine, Ltd..................................................................         497,498           385,327
 #*Discovery Metals, Ltd........................................................       1,249,162         2,048,407
   Domino's Pizza Enterprises, Ltd..............................................          13,985           109,850
  *Downer EDI, Ltd..............................................................       1,768,446         6,777,642
  *Dragon Mining, Ltd...........................................................         170,143           225,316
  *Drillsearch Energy, Ltd......................................................         847,716           930,164
   DUET Group, Ltd..............................................................       4,437,176         8,528,624
  #DuluxGroup, Ltd..............................................................       1,967,500         5,951,224
  #DWS, Ltd.....................................................................         242,161           337,021
  *Dyesol, Ltd..................................................................         383,671            93,479
 #*Elders, Ltd..................................................................       1,380,363           352,086
 #*Elemental Minerals, Ltd......................................................         388,188           506,484
  *Ellect Holdings, Ltd.........................................................             482                --
  #Emeco Holdings, Ltd..........................................................       2,143,907         2,330,695
  *Endeavour Mining Corp........................................................         380,033           976,378
  *Energy Resources of Australia, Ltd...........................................         638,803         1,045,091
 #*Energy World Corp., Ltd......................................................       3,906,481         2,920,705
  *Engenco, Ltd.................................................................          22,880            23,016
  #Envestra, Ltd................................................................       5,142,027         4,118,195
 #*Equatorial Resources, Ltd....................................................         176,571           438,145
   Euroz, Ltd...................................................................          76,320            96,398
  *Evolution Mining, Ltd........................................................       1,257,817         2,421,760
   Exco Resources, Ltd..........................................................         429,909            86,645
  *Extract Resources, Ltd.......................................................         262,940         2,388,391
  #Fantastic Holdings, Ltd......................................................         355,613           781,340
  *FAR, Ltd.....................................................................       5,163,174           164,626
   Finbar Group, Ltd............................................................          58,051            57,798
  *Finders Resources, Ltd.......................................................           7,442             3,154
   FKP Property Group, Ltd......................................................       3,169,733         2,133,017
  #Fleetwood Corp., Ltd.........................................................         288,173         3,729,089
  #FlexiGroup, Ltd..............................................................         597,372         1,273,657
  #Flight Centre, Ltd...........................................................         192,954         3,953,037
  *Flinders Mines, Ltd..........................................................       6,909,293         2,163,570
  *Focus Minerals, Ltd..........................................................      18,976,892         1,125,115
  *Forest Enterprises Australia, Ltd............................................       2,849,173                --
  #Forge Group, Ltd.............................................................         245,973         1,421,867
  *Forte Energy NL..............................................................       1,036,232            49,437
   G8 Education, Ltd............................................................          69,051            50,884
 #*Galaxy Resources, Ltd........................................................         760,450           709,038
   Gazal Corp., Ltd.............................................................         104,542           183,173
 #*Geodynamics, Ltd.............................................................       1,015,653           172,681
 #*Gindalbie Metals, Ltd........................................................       2,600,255         1,724,313

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
AUSTRALIA -- (Continued)
  *Gloucester Coal, Ltd.........................................................         232,730   $     2,050,886
  *Gold Road Resources, Ltd.....................................................         141,504            65,309
  *Golden Rim Resources, Ltd....................................................         722,577           134,346
   Goodman Fielder, Ltd.........................................................       8,296,037         4,621,202
   GrainCorp, Ltd...............................................................         759,612         6,325,864
  #Grange Resources, Ltd........................................................       1,245,669           773,255
 #*Great Southern, Ltd..........................................................       9,302,784                --
 #*Greenland Minerals & Energy, Ltd.............................................         711,078           409,954
 #*Gryphon Minerals, Ltd........................................................       1,299,570         1,794,302
  #GUD Holdings, Ltd............................................................         432,916         3,455,873
  *Gujarat NRE Coking Coal, Ltd.................................................         119,865            24,790
 #*Gunns, Ltd...................................................................       2,872,620           366,221
  #GWA Group, Ltd...............................................................       1,110,360         2,820,269
 #*Hastie Group, Ltd............................................................          81,042            48,501
 #*Havilah Resources NL.........................................................         258,836           191,977
   HFA Holdings, Ltd............................................................         235,865           214,245
   HGL, Ltd.....................................................................         102,586           108,810
 #*Highlands Pacific, Ltd.......................................................       2,651,500           422,194
 #*Hillgrove Resources, Ltd.....................................................         909,242           207,508
  #Hills Holdings, Ltd..........................................................         994,619         1,090,954
 #*Horizon Oil, Ltd.............................................................       4,100,759         1,042,288
  *Hutchison Telecommunications Australia, Ltd..................................       7,262,431           447,720
 #*Icon Energy, Ltd.............................................................       1,077,030           211,362
  *IDM International, Ltd.......................................................          23,969             3,563
  #iiNet, Ltd...................................................................         611,898         1,948,554
   Iluka Resources, Ltd.........................................................         203,358         3,951,782
   Imdex, Ltd...................................................................         937,087         2,135,638
   IMF Australia, Ltd...........................................................         314,016           446,666
  *IMX Resources, Ltd...........................................................         594,082           179,829
  #Independence Group NL........................................................       1,024,848         4,289,033
  *Indo Mines, Ltd..............................................................          81,968            25,206
 #*Indophil Resources NL........................................................       3,118,946         1,172,630
   Industrea, Ltd...............................................................       1,462,998         1,764,589
 #*Infigen Energy, Ltd..........................................................       1,652,329           490,759
   Infomedia, Ltd...............................................................       1,458,074           309,778
  *Integra Mining, Ltd..........................................................       3,188,345         2,015,867
   Integrated Research, Ltd.....................................................         261,513           158,166
 #*Intrepid Mines, Ltd..........................................................       1,794,707         2,422,893
  #Invocare, Ltd................................................................         598,222         4,732,709
   IOOF Holdings, Ltd...........................................................         996,075         5,916,944
   Iress Market Technology, Ltd.................................................         533,354         3,932,745
 #*Iron Ore Holdings, Ltd.......................................................         336,216           559,456
 #*Ivanhoe Australia, Ltd.......................................................         396,947           794,086
  #JB Hi-Fi, Ltd................................................................         553,183         7,400,768
 #*Jupiter Mines, Ltd...........................................................         465,443           121,022
  #K&S Corp., Ltd...............................................................         210,812           272,996
  *Kagara, Ltd..................................................................       1,945,393           710,793
 #*Kangaroo Resources, Ltd......................................................       2,874,627           411,791
  *Karoon Gas Australia, Ltd....................................................         667,086         3,662,767
  *Kasbah Resources, Ltd........................................................         478,599           116,854
  *KBL Mining, Ltd..............................................................         204,110            54,150
  #Kingsgate Consolidated, Ltd..................................................         613,971         4,990,284
 #*Kingsrose Mining, Ltd........................................................         641,544           958,763
  *Lednium, Ltd.................................................................         195,019            16,563
   Lemarne Corp., Ltd...........................................................          25,882            14,816
 #*Linc Energy, Ltd.............................................................       1,497,847         2,198,284
 #*Liquefied Natural Gas, Ltd...................................................         595,144           198,860
   Little World Beverages, Ltd..................................................             502             1,990
   Lycopodium, Ltd..............................................................          56,126           373,111
  #M2 Telecommunications Group, Ltd.............................................         381,369         1,294,766
  *MacMahon Holdings, Ltd.......................................................       3,174,294         2,222,044

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
AUSTRALIA -- (Continued)
 #*Macmin Silver, Ltd...........................................................       3,240,757   $       305,854
  *Macquarie Atlas Roads Group NL...............................................         548,492           921,145
   Macquarie Telecom Group, Ltd.................................................          35,019           274,478
  *Manhattan Corp., Ltd.........................................................           7,972             3,464
 #*Marengo Mining, Ltd..........................................................       1,428,204           348,456
  #Matrix Composites & Engineering, Ltd.........................................         130,877           434,518
   MaxiTRANS Industries, Ltd....................................................         942,578           419,170
   Mayne Pharma Group, Ltd......................................................         205,191            70,585
   McGuigan Simeon Wines, Ltd...................................................       2,437,348           786,759
  #McMillan Shakespeare, Ltd....................................................         229,768         2,265,012
   McPherson's, Ltd. (6542056)..................................................         303,441           554,999
  *McPherson's, Ltd. (B5Q2YV3)..................................................          75,860                --
  #Medusa Mining, Ltd...........................................................         807,461         4,635,994
   Melbourne IT, Ltd............................................................         440,506           747,155
 #*MEO Australia, Ltd...........................................................         681,039           137,169
  #Mermaid Marine Australia, Ltd................................................         966,339         2,976,321
 #*Mesoblast, Ltd...............................................................         169,618         1,162,189
  *Metals X, Ltd................................................................         173,131            40,371
  *Metgasco, Ltd................................................................         667,052           268,684
  *Metminco, Ltd................................................................       1,879,249           378,686
  *MetroCoal, Ltd...............................................................          68,725            34,536
 #*MHM Metals, Ltd..............................................................         287,217           258,535
  #Mincor Resources NL..........................................................         990,706           783,007
 #*Minemakers, Ltd..............................................................         113,803            33,837
 #*Mineral Deposits, Ltd........................................................         251,917         1,520,825
   Mineral Resources, Ltd.......................................................         388,368         5,004,916
 #*Mirabela Nickel, Ltd.........................................................       1,667,561         1,625,523
 #*Molopo Energy, Ltd...........................................................       1,186,993           768,259
 #*Moly Mines, Ltd..............................................................          25,253             8,571
  #Monadelphous Group, Ltd......................................................         319,624         7,458,377
  *Morning Star Gold NL.........................................................         332,749            86,395
  #Mortgage Choice, Ltd.........................................................         631,109           930,790
  #Mount Gibson Iron, Ltd.......................................................       2,962,399         4,443,004
  #MSF Sugar, Ltd...............................................................          81,056           380,901
 #*Murchison Metals, Ltd........................................................       1,229,022           566,676
  #Myer Holdings, Ltd...........................................................       3,490,292         7,924,444
   MyState, Ltd.................................................................          25,087            91,289
  *Nanosonics, Ltd..............................................................         259,364           156,837
   National Can Industries, Ltd.................................................          97,017           109,178
 #*Navigator Resources, Ltd.....................................................       1,876,284            35,898
  #Navitas, Ltd.................................................................       1,189,617         3,637,152
 #*New Guinea Energy, Ltd.......................................................         359,345            18,669
  *NewSat, Ltd..................................................................          65,834            41,818
 #*Nexbis, Ltd..................................................................         580,630            49,936
 #*Nexus Energy, Ltd............................................................       4,594,720         1,024,488
  #NIB Holdings, Ltd............................................................         562,357           871,264
  *Nido Petroleum, Ltd..........................................................       6,093,154           245,713
 #*Noble Mineral Resources, Ltd.................................................         859,168           505,212
   Norfolk Group, Ltd...........................................................         302,473           343,519
  *North Australian Diamonds, Ltd...............................................          16,663             5,302
 #*Northern Iron, Ltd...........................................................         524,566           422,933
  *Northern Star Resources, Ltd.................................................         978,113           995,205
  *Norton Gold Fields, Ltd......................................................         541,042           120,540
   NRW Holdings, Ltd............................................................       1,002,059         3,219,830
 #*NuCoal Resources, Ltd........................................................         429,538           127,702
  *Nufarm, Ltd..................................................................         757,852         3,664,713
   Oakton, Ltd..................................................................         378,695           480,110
 #*Oilex, Ltd...................................................................         247,428            52,531
   OneSteel, Ltd................................................................       4,830,715         3,794,054
 #*Orocobre, Ltd................................................................         257,530           527,392
  #OrotonGroup, Ltd.............................................................          89,486           760,196

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
AUSTRALIA -- (Continued)
  *Otto Energy, Ltd.............................................................       1,518,553   $       146,634
  #Pacific Brands, Ltd..........................................................       4,412,120         2,901,384
  *Pacific Niugini, Ltd.........................................................         200,616            93,457
 #*Paladin Energy, Ltd..........................................................       3,331,148         6,510,841
  *Pan Pacific Petroleum NL.....................................................       1,094,343           168,097
  *PanAust, Ltd.................................................................       1,385,776         5,151,934
 #*Pancontinental Oil & Gas NL..................................................       1,057,588           110,141
  #Panoramic Resources, Ltd.....................................................         971,509         1,360,113
  *PaperlinX, Ltd...............................................................       2,771,649           193,402
  *Papillon Resources, Ltd......................................................          32,010            26,821
   Patties Foods, Ltd...........................................................          36,136            60,929
  #Peet, Ltd....................................................................       1,096,798           954,616
 #*Peninsula Energy, Ltd........................................................       5,178,834           275,346
 #*Perilya, Ltd.................................................................       1,461,946           636,318
  #Perpetual Trustees Australia, Ltd............................................         207,020         4,445,772
 #*Perseus Mining, Ltd..........................................................       1,605,654         4,877,857
 #*Pharmaxis, Ltd...............................................................       1,018,699         1,061,990
  *Photon Group, Ltd............................................................         371,433            19,632
  *Plantcorp NL.................................................................           4,329                --
 #*Platinum Australia, Ltd......................................................       1,376,716           140,343
 #*Pluton Resources, Ltd........................................................         538,056           131,404
   PMP, Ltd.....................................................................       2,395,607         1,280,366
  *Poseidon Nickel, Ltd.........................................................         452,002            93,413
  #Premier Investments, Ltd.....................................................         263,203         1,361,537
 #*Prima Biomed, Ltd............................................................       2,338,194           407,336
   Primary Health Care, Ltd.....................................................       1,960,174         6,191,245
   Prime Media Group, Ltd.......................................................       1,777,139         1,232,896
  #PrimeAg, Ltd.................................................................         207,339           231,942
   Programmed Maintenance Service, Ltd..........................................         549,269         1,194,773
  *QRxPharma, Ltd...............................................................         109,867           182,476
  *Quickstep Holdings, Ltd......................................................         462,355            80,878
  *Ramelius Resources, Ltd......................................................       1,335,566         1,473,270
  *Range Resources, Ltd.........................................................         150,228            24,709
   RCR Tomlinson, Ltd...........................................................       1,056,974         1,793,150
   REA Group, Ltd...............................................................         211,832         2,942,196
   Reckon, Ltd..................................................................         219,378           531,039
  *Red 5, Ltd...................................................................           9,022            17,354
  *Red Fork Energy, Ltd.........................................................         754,375           652,479
   Redflex Holdings, Ltd........................................................         377,855           722,306
   Reece Australia, Ltd.........................................................         238,457         4,910,498
 #*Reed Resources, Ltd..........................................................         698,001           288,539
 #*Regis Resources, Ltd.........................................................       1,195,060         5,042,374
  #Reject Shop, Ltd. (The)......................................................         118,958         1,389,170
  *Resolute Mining, Ltd.........................................................       2,603,236         5,649,888
 #*Resource & Investment NL.....................................................         283,117           160,788
  *Resource Equipment, Ltd......................................................         118,411            43,015
 #*Resource Generation, Ltd.....................................................         338,381           132,748
   Retail Food Group, Ltd.......................................................          53,237           141,196
 #*Rex Minerals, Ltd............................................................         403,087           671,201
 #*Rialto Energy, Ltd. (B16P771)................................................       1,264,038           429,235
  *Rialto Energy, Ltd. (B3NS238)................................................         196,135            66,633
  #Ridley Corp., Ltd............................................................       1,283,068         1,390,400
  *RiverCity Motorway Group, Ltd................................................       1,563,354                --
 #*Robust Resources, Ltd........................................................         136,513           170,093
 #*Roc Oil Co., Ltd.............................................................       6,490,268         2,340,178
   Runge, Ltd...................................................................          30,702            11,397
  #Ruralco Holdings, Ltd........................................................          88,146           291,007
  #SAI Global, Ltd..............................................................       1,090,228         5,724,390
  *Salinas Energy, Ltd..........................................................       1,535,463           732,224
  #Salmat, Ltd..................................................................         664,807         1,701,169
 #*Samson Oil & Gas, Ltd........................................................       5,339,826           571,212

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
AUSTRALIA -- (Continued)
 #*Sandfire Resources NL........................................................         394,850   $     3,070,502
   Santos, Ltd..................................................................          23,741           338,931
  *Saracen Mineral Holdings, Ltd................................................       2,199,280         2,005,896
   Schaffer Corp., Ltd..........................................................          33,766           116,998
  #Sedgman, Ltd.................................................................         405,319           817,587
  #Seek, Ltd....................................................................         666,916         3,725,470
  #Select Harvests, Ltd.........................................................         292,826           552,936
  *Senex Energy, Ltd............................................................       2,290,804         1,906,292
  #Servcorp, Ltd................................................................         301,327           864,631
 #*Service Stream, Ltd..........................................................       1,432,710           470,748
   Seven Group Holdings, Ltd....................................................         489,343         4,077,022
   Seven West Media, Ltd........................................................         397,509         1,460,448
  #Sigma Pharmaceuticals, Ltd...................................................       4,898,960         3,123,054
  *Sihayo Gold, Ltd.............................................................         603,971            73,606
 #*Silex System, Ltd............................................................         535,296         1,221,275
 #*Silver Lake Resources, Ltd...................................................         882,903         3,436,932
  *Sipa Resources International NL..............................................         428,889            59,115
  #Sirtex Medical, Ltd..........................................................         218,046         1,093,696
  #Skilled Group, Ltd...........................................................         492,016           915,398
   Slater & Gordon, Ltd.........................................................          24,701            45,073
  #SMS Management & Technology, Ltd.............................................         426,904         2,288,428
  *Southern Cross Electrical Engineering, Ltd...................................          16,785            15,194
   Southern Cross Media Group, Ltd..............................................       2,546,520         3,137,354
  #SP Telemedia, Ltd............................................................       1,534,872         2,444,424
   Spark Infrastructure Group, Ltd..............................................       5,543,872         7,853,601
  #Specialty Fashion Group, Ltd.................................................         809,557           377,541
   Spotless Group, Ltd..........................................................       1,215,571         3,099,217
  *St. Barbara, Ltd.............................................................       1,699,918         4,217,429
 #*Starpharma Holdings, Ltd.....................................................         837,199         1,071,015
  *Straits Resources, Ltd.......................................................         878,069           629,455
  *Strike Energy, Ltd...........................................................          88,132            12,623
   Structural Systems, Ltd......................................................         138,772           115,414
  #STW Communications Group, Ltd................................................         885,459           835,876
 #*Sundance Energy Australia, Ltd...............................................         838,148           461,903
  *Sundance Resources, Ltd......................................................       8,756,539         3,999,702
  *Sunland Group, Ltd...........................................................         741,191           581,297
  #Super Retail Group, Ltd......................................................       1,268,454         7,928,406
  *Swick Mining Services, Ltd...................................................          71,883            26,619
  #Symex Holdings, Ltd..........................................................         513,662            73,610
  #Talent2 International, Ltd...................................................         472,312           300,348
  *Talisman Mining, Ltd.........................................................         217,981            78,658
 #*Tanami Gold NL...............................................................         531,462           408,696
  *Tap Oil, Ltd.................................................................       1,450,696         1,200,524
  #Tassal Group, Ltd............................................................         626,912           850,752
  #Technology One, Ltd..........................................................       1,322,653         1,396,778
  #Ten Network Holdings, Ltd....................................................       3,559,379         3,324,652
  *Terramin Australia, Ltd......................................................         155,209            25,556
  *Texon Petroleum, Ltd.........................................................         747,759           475,603
  #TFS Corp., Ltd...............................................................       1,393,854           813,240
  #Thakral Holdings Group, Ltd..................................................       2,559,697         1,561,083
   ThinkSmart, Ltd..............................................................         146,612            62,241
  #Thorn Group, Ltd.............................................................         370,228           631,764
  *Thundelarra Exploration, Ltd.................................................         260,965            42,942
 #*Tiger Resources, Ltd.........................................................       1,751,101           752,992
  *TNG, Ltd.....................................................................          37,408             3,531
  *Toro Energy, Ltd.............................................................          70,156             7,449
   Tox Free Solutions, Ltd......................................................         436,455         1,042,764
  #Transfield Services, Ltd.....................................................       1,961,158         4,162,542
 #*Transpacific Industries Group, Ltd...........................................       4,533,180         4,033,204
  #Troy Resources, Ltd..........................................................         402,439         1,974,581
   Trust Co., Ltd. (The)........................................................          85,563           471,633

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CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
AUSTRALIA -- (Continued)
   UGL, Ltd.....................................................................         107,246   $     1,525,971
  *Unity Mining, Ltd............................................................          92,075            11,238
  #UXC, Ltd.....................................................................       1,169,545           527,999
 #*Venture Minerals, Ltd........................................................         450,858           157,640
  *Venturex Resources, Ltd......................................................          42,171             2,774
  #Village Roadshow, Ltd........................................................         855,994         2,724,588
 #*Virgin Australia Holdings, Ltd...............................................       7,648,897         2,593,969
   Warrnambool Cheese & Butter Factory Co. Holding, Ltd.........................           1,203             4,919
  #Watpac, Ltd..................................................................         711,698           842,501
  #WDS, Ltd.....................................................................         375,342           243,269
  *Webfirm Group, Ltd...........................................................         124,813             8,208
  #Webjet, Ltd..................................................................         356,064           951,387
   Webster, Ltd.................................................................         144,737            71,395
  #Western Areas NL.............................................................         671,358         3,930,317
  *Western Desert Resouurces, Ltd...............................................          46,483            24,640
  *Westgold Resources, Ltd......................................................          59,310            12,583
 #*White Energy Co., Ltd........................................................         643,913           311,342
   WHK Group, Ltd...............................................................       1,202,433         1,075,321
  #Wide Bay Australia, Ltd......................................................          81,906           622,807
 #*WildHorse Energy, Ltd........................................................         212,714            31,664
  *Willmott Forests, Ltd........................................................          17,224                --
 #*Windimurra Vanadium, Ltd.....................................................         537,429                --
  #Wotif.com Holdings, Ltd......................................................         534,866         2,221,086
   WPG Resources, Ltd...........................................................         702,896            69,460
 #*YTC Resources, Ltd...........................................................         104,200            48,626
                                                                                                   ---------------
TOTAL AUSTRALIA.................................................................                       590,502,359
                                                                                                   ---------------
HONG KONG -- (14.7%)
   Aeon Credit Service (Asia) Co., Ltd..........................................         580,000           423,416
   Aeon Stores Hong Kong Co., Ltd...............................................         234,000           565,997
   Alco Holdings, Ltd...........................................................       1,426,000           446,537
   Allan International Holdings, Ltd............................................         720,000           184,501
   Allied Group, Ltd............................................................         683,200         1,664,726
   Allied Overseas, Ltd.........................................................          50,000            22,025
   Allied Properties, Ltd.......................................................      12,297,857         1,716,976
  *Amax Holdings, Ltd...........................................................       9,312,000           108,013
  *Apac Resources, Ltd..........................................................      12,620,000           552,814
  *Apollo Solar Energy Technology Holdings, Ltd.................................      11,692,000           436,748
   APT Satellite Holdings, Ltd..................................................       1,275,000           206,465
  *Artel Solutions Group Holdings, Ltd..........................................       7,885,000           100,478
  *Artini China Co., Ltd........................................................       2,481,000            45,102
  #Arts Optical International Holdings, Ltd.....................................         730,000           207,514
   Asia Financial Holdings, Ltd.................................................       2,474,908           839,120
   Asia Satellite Telecommunications Holdings, Ltd..............................         962,000         2,047,191
   Asia Standard Hotel Group, Ltd...............................................      11,797,218           836,131
   Asia Standard International Group, Ltd.......................................      13,365,185         2,032,263
   Associated International Hotels, Ltd.........................................         980,000         1,901,215
   Aupu Group Holding Co., Ltd..................................................       2,504,000           190,116
   Automated Systems Holdings, Ltd..............................................         394,000            45,620
   Bauhaus International Holdings, Ltd..........................................         662,000           169,032
  *Beijing Yu Sheng Tang Pharmaceutical Group, Ltd..............................       2,440,000            21,339
  *Bel Global Resources Holdings, Ltd...........................................       2,576,000            47,167
  *Bio-Dynamic Group, Ltd.......................................................       2,544,000           254,935
  *Birmingham International Holdings, Ltd.......................................       6,502,000           127,436
   Bonjour Holdings, Ltd........................................................       4,482,000           755,900
   Bossini International Holdings, Ltd..........................................       3,871,500           289,255
 #*Burwill Holdings, Ltd........................................................       8,888,960           129,438
   Cafe de Coral Holdings, Ltd..................................................       1,006,000         2,300,193
  *Capital Estate, Ltd..........................................................       5,151,000           132,789
  *Carico Holdings, Ltd.........................................................      15,340,000           819,348
   Century City International Holdings, Ltd.....................................       6,419,460           463,164

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CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
    HONG KONG -- (Continued)
  *Century Sunshine Group Holdings, Ltd..........................................       3,655,000   $       112,860
   Champion Technology Holdings, Ltd.............................................      14,881,730           187,738
   Chen Hsong Holdings, Ltd......................................................         898,000           283,330
   Cheuk Nang Holdings, Ltd......................................................         386,457           143,052
   Chevalier International Holdings, Ltd.........................................         737,482           747,625
   Chevalier Pacific Holdings, Ltd...............................................       5,497,500           141,165
  *China Best Group Holding, Ltd.................................................       3,721,400            50,777
  *China Billion Resources, Ltd..................................................       4,876,000            54,700
  *China Boon Holdings, Ltd......................................................       6,200,000            87,913
  *China CBM Group, Ltd..........................................................       6,930,301            92,757
  *China Daye Non-Ferrous Metals Mining, Ltd.....................................         588,000            30,326
  *China Digicontent Co., Ltd....................................................       2,710,000             3,494
  *China Digital Licensing Group, Ltd............................................       2,190,000            77,691
  *China Electronics Corp. Holdings Co., Ltd.....................................       2,888,250           276,428
  *China Energy Development Holdings, Ltd........................................      21,966,000           252,701
  *China Financial Services Holdings, Ltd........................................         954,000            57,703
  *China Flavors & Fragrances Co., Ltd...........................................         144,924            29,179
  *China Gamma Group, Ltd........................................................       7,500,000           168,343
  *China Infrastructure Investment, Ltd..........................................       8,680,000           212,701
  *China Investments Holdings, Ltd...............................................         149,000             3,830
 #*China Mandarin Holdings, Ltd..................................................       5,012,400            82,020
   China Metal International Holdings, Ltd.......................................       2,582,000           452,079
  *China Motion Telecom International, Ltd.......................................       5,080,000            71,240
   China Motor Bus Co., Ltd......................................................          50,000           405,214
  *China Ocean Shipbuilding Industry Group, Ltd..................................       4,137,500            61,745
  *China Oriental Culture Group, Ltd.............................................       3,600,000           150,580
  *China Pipe Group, Ltd.........................................................         100,000               387
 #*China Public Procurement, Ltd.................................................       5,230,000                --
  *China Renji Medical Group, Ltd................................................      12,784,000            98,905
 #*China Resources & Transportation Group, Ltd...................................      32,400,000         1,105,248
 #*China Solar Energy Holdings, Ltd..............................................      37,990,000           225,223
  *China Strategic Holdings, Ltd.................................................      12,585,000           252,833
  #China Taisan Technology Group Holdings, Ltd...................................         564,915            55,255
   China Ting Group Holdings, Ltd................................................       2,443,151           157,515
  *China Tycoon Beverage Holdings, Ltd...........................................       2,732,000            48,177
  *China WindPower Group, Ltd....................................................      14,630,000           593,842
  *China Yunnan Tin Minerals Group Co., Ltd......................................         471,400            20,363
   China-Hongkong Photo Products Holdings, Ltd...................................       2,123,000           145,341
   Chinney Investments, Ltd......................................................       1,144,000           139,859
   Chong Hing Bank, Ltd..........................................................         878,000         1,586,162
   Chow Sang Sang Holdings International, Ltd....................................          19,680            46,577
   Chu Kong Shipping Development Co., Ltd........................................       2,188,000           332,483
   Chuang's China Investments, Ltd...............................................       3,388,000           171,951
   Chuang's Consortium International, Ltd........................................       3,569,965           340,157
  *Chun Wo Development Holdings, Ltd.............................................       2,002,926           107,023
  #Citic Telecom International Holdings, Ltd.....................................       4,388,000           920,347
  *City e-Solutions, Ltd.........................................................         186,000            16,048
  #City Telecom, Ltd.............................................................       1,546,751           879,269
   CK Life Sciences International Holdings, Inc..................................      12,548,000           703,782
  *Climax International Co., Ltd.................................................          40,700               131
   CNT Group, Ltd................................................................       8,315,264           406,435
   COL Capital, Ltd..............................................................       2,725,840           340,707
   Computer & Technologies Holdings, Ltd.........................................         432,000            89,289
   Continental Holdings, Ltd.....................................................       5,148,250            56,994
   Cosmos Machinery Enterprises, Ltd.............................................       1,616,400           108,202
  *Cosway Corp., Ltd.............................................................       1,950,000           274,543
  *CP Lotus Corp., Ltd...........................................................      11,420,000           418,747
   Cross-Harbour Holdings, Ltd. (The)............................................         659,520           531,908
   CSI Properties, Ltd...........................................................      22,229,625           682,826
  *CST Mining Group, Ltd.........................................................      71,688,000           819,630
  *Culture Landmark Investment, Ltd..............................................      10,196,000           105,931

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CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
HONG KONG -- (Continued)
  *Culturecom Holdings, Ltd.....................................................       1,090,000   $       126,286
   Dah Sing Banking Group, Ltd..................................................       1,071,840         1,082,171
   Dah Sing Financial Holdings, Ltd.............................................         558,150         1,923,161
  *Dan Form Holdings Co., Ltd...................................................       3,261,260           239,451
  *Dejin Resources Group Co., Ltd...............................................      23,892,000           193,625
   Dickson Concepts International, Ltd..........................................         924,500           514,448
  *Doxen Energy Group, Ltd......................................................         542,796            73,513
   DVN Holdings, Ltd............................................................       2,183,000            74,613
   Dynamic Holdings, Ltd........................................................         374,000            54,947
   Eagle Nice International Holdings, Ltd.......................................       1,078,000           236,515
   EcoGreen Fine Chemicals Group, Ltd...........................................       1,112,000           243,793
  *Eforce Holdings, Ltd.........................................................          36,960             1,189
  *EganaGoldpfeil Holdings, Ltd.................................................       4,121,757                --
  *e-Kong Group, Ltd............................................................         540,000            20,008
   Emperor Entertainment Hotel, Ltd.............................................       2,440,000           336,427
   Emperor International Holdings, Ltd..........................................       5,836,753           931,085
  #Emperor Watch & Jewellery, Ltd...............................................      12,220,000         1,554,063
  *ENM Holdings, Ltd............................................................      15,112,000         1,068,899
  *Enviro Energy International Holdings, Ltd....................................       4,138,000           115,698
  *EPI Holdings, Ltd............................................................       4,259,927            82,178
  *eSun Holdings, Ltd...........................................................       2,438,000           335,627
   EVA Precision Industrial Holdings, Ltd.......................................       5,594,000         1,003,431
  *Ezcom Holdings, Ltd..........................................................          72,576               449
   Fairwood, Ltd................................................................         337,600           446,376
   Far East Consortium International, Ltd.......................................       4,612,271           723,242
  *Far East Technology International, Ltd.......................................         179,520            17,824
  *First Natural Foods Holdings, Ltd............................................       2,365,000                --
 #*Fook Woo Group Holdings, Ltd.................................................         952,000           166,946
  *Foundation Group, Ltd........................................................       2,350,000            35,453
   Fountain SET Holdings, Ltd...................................................       4,622,000           619,099
   Four Seas Mercantile Holdings, Ltd...........................................         592,000           146,782
  *Frasers Property China, Ltd..................................................      16,477,000           339,841
  *Freeman Corp., Ltd...........................................................       6,328,888            41,619
   Fujikon Industrial Holdings, Ltd.............................................         912,000           110,105
  *Genting Hong Kong, Ltd.......................................................          10,000             3,448
   Get Nice Holdings, Ltd.......................................................      19,044,000           760,147
   Giordano International, Ltd..................................................       7,162,000         5,721,051
  *Global Tech Holdings, Ltd....................................................       5,098,000            19,162
   Glorious Sun Enterprises, Ltd................................................       2,662,000           839,073
   Gold Peak Industries Holding, Ltd............................................       3,118,642           301,253
   Golden Resources Development International, Ltd..............................       3,330,500           163,407
  *Goldin Financial Holdings, Ltd...............................................         480,000            51,389
 #*Goldin Properties Holdings, Ltd..............................................       2,040,000           606,247
   Golik Holdings, Ltd..........................................................         250,500            20,296
  *Good Fellow Resources Holdings, Ltd..........................................       1,670,000            66,644
  *Grande Holdings, Ltd.........................................................         882,000            46,629
   Great Eagle Holdings, Ltd....................................................         248,160           611,919
  *Greenheart Group, Ltd........................................................       1,626,000           175,795
  *G-Resources Group, Ltd.......................................................      54,057,000         3,340,208
  *Group Sense International, Ltd...............................................       2,448,000            48,724
   Guangnan Holdings, Ltd.......................................................       2,249,600           292,322
   Haitong International Securities Group, Ltd..................................       1,203,586           428,191
  *Hang Fung Gold Technology, Ltd...............................................       1,972,482                --
  #Hang Ten Group Holdings, Ltd.................................................       2,254,000           781,326
   Hanny Holdings, Ltd..........................................................         747,979            21,039
  *Hans Energy Co., Ltd.........................................................       7,556,000           141,541
   Harbour Centre Development, Ltd..............................................         957,500         1,211,181
  *Hengli Commercial Properties Group, Ltd......................................         336,000            17,518
   High Fashion International, Ltd..............................................         268,000            98,494
   HKR International, Ltd.......................................................       5,895,136         2,151,325
   Hon Kwok Land Investment Co., Ltd............................................         314,800            98,192

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
HONG KONG -- (Continued)
  *Hong Fok Land, Ltd...........................................................       1,210,000   $         1,560
   Hong Kong Ferry Holdings, Ltd................................................         809,300           649,654
   Hong Kong Food Investment Holdings, Ltd......................................         202,184            20,864
   Hongkong Chinese, Ltd........................................................       4,774,000           813,565
   Hop Fung Group Holdings, Ltd.................................................         888,000            54,385
   Hsin Chong Construction Group, Ltd...........................................       1,569,658           244,322
  *Huafeng Group Holdings, Ltd..................................................       6,713,325           135,620
   Hung Hing Printing Group, Ltd................................................       1,298,000           259,506
   Hutchison Harbour Ring, Ltd..................................................       9,432,000           826,034
   Hutchison Telecommunications Hong Kong Holdings, Ltd.........................         354,000           144,561
  *Hybrid Kinetic Group, Ltd....................................................      14,884,000           225,559
  *HyComm Wireless, Ltd.........................................................          89,090            12,296
  *I-Cable Communications, Ltd..................................................         531,000            28,393
  *IDT International, Ltd.......................................................       6,240,183            69,999
  *Imagi International Holdings, Ltd............................................      17,320,000           470,209
   iOne Holdings, Ltd...........................................................       3,140,000            31,521
   IPE Group, Ltd...............................................................       2,060,000           166,830
  *IRC, Ltd,....................................................................          64,000             9,474
 #*IT, Ltd......................................................................       2,802,532         1,597,853
   ITC Corp., Ltd...............................................................         893,645            41,577
  *ITC Properties Group, Ltd....................................................       3,645,747           962,391
 #*Jinchuan Group International Resources Co., Ltd..............................       1,326,000           345,780
  *Jinhui Holdings, Ltd.........................................................         384,000            59,840
  *Jiuzhou Development Co., Ltd.................................................       2,558,000           156,658
   JLF Investment Co., Ltd......................................................       3,293,500           182,461
   Joyce Boutique Holdings, Ltd.................................................       1,530,000           141,761
   Junefield Department Store Group, Ltd........................................         306,000            16,985
  #K Wah International Holdings, Ltd............................................       5,583,405         1,575,375
   Kam Hing International Holdings, Ltd.........................................       1,974,000           170,701
   Kantone Holdings, Ltd........................................................      14,737,991           138,588
  *Karl Thomson Holdings, Ltd...................................................       1,188,000            50,430
   Karrie International Holdings, Ltd...........................................       1,383,600            64,360
   Keck Seng Investments (Hong Kong), Ltd.......................................         904,600           379,188
   Kin Yat Holdings, Ltd........................................................         586,000            98,722
  *King Pacific International Holdings, Ltd.....................................       1,404,200            22,090
  *King Stone Energy Group, Ltd.................................................       2,822,000           257,368
   Kingmaker Footwear Holdings, Ltd.............................................       1,476,955           191,878
   Kingston Financial Group, Ltd................................................      11,683,000         1,189,309
   Kith Holdings, Ltd...........................................................         204,000            27,331
  *Kiu Hung Energy Holdings, Ltd................................................      10,810,000            97,394
  *Ko Yo Chemical Group, Ltd....................................................      16,260,000           272,725
   Kowloon Development Co., Ltd.................................................       1,588,000         1,487,975
  *KTP Holdings, Ltd............................................................         560,400            52,725
   Kwoon Chung Bus Holdings, Ltd................................................         556,000           122,128
  *Lai Sun Development Co., Ltd.................................................      63,116,466         1,097,954
  *Lai Sun Garment International, Ltd...........................................       2,770,000           249,825
   Lam Soon Hong Kong, Ltd......................................................         302,310           171,814
  *Leading Spirit High-Tech Holdings Co., Ltd...................................       2,310,000             2,979
  #Lee & Man Chemical Co., Ltd..................................................       1,420,000           969,451
  #Lee & Man Handbags, Ltd......................................................       1,420,000           120,600
   Lee's Pharmaceutical Holdings, Ltd...........................................           5,000             1,847
   Lerado Group Holdings Co., Ltd...............................................       1,900,000           198,802
   Li Heng Chemical Fibre Technologies, Ltd.....................................       2,023,000           248,211
   Lippo China Resources, Ltd...................................................       8,092,000           174,945
   Lippo, Ltd...................................................................       1,195,700           368,082
  *Lisi Group Holdings, Ltd.....................................................       4,262,000           231,046
   Liu Chong Hing Investment, Ltd...............................................         775,200           769,909
  *Longrun Tea Group Co., Ltd...................................................       1,900,000            81,887
   Luen Thai Holdings, Ltd......................................................       1,345,000           105,017
   Luks Industrial Group, Ltd...................................................         428,913            83,950
  *Lung Cheong International Holdings, Ltd......................................       6,790,000           332,264

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
HONG KONG -- (Continued)
   Lung Kee (Bermuda) Holdings, Ltd.............................................       1,597,875   $       799,193
  *Madex International Holdings, Ltd............................................       3,182,000            51,625
   Magnificent Estates, Ltd.....................................................      13,184,000           457,716
   Mainland Headwear Holdings, Ltd..............................................         765,600            68,120
   Man Yue Technology Holdings, Ltd.............................................       1,064,000           189,469
 #*Mascotte Holdings, Ltd.......................................................      13,004,000           357,262
   Matrix Holdings, Ltd.........................................................       1,067,414           241,483
  *Mei Ah Entertainment Group, Ltd..............................................      11,040,000           163,605
   Melbourne Enterprises, Ltd...................................................          40,500           579,384
 #*Melco International Development, Ltd.........................................       3,801,000         3,212,422
  #Midland Holdings, Ltd........................................................       3,042,000         1,631,102
   Ming Fai International Holdings, Ltd.........................................       1,680,000           171,097
  *Ming Fung Jewellery Group, Ltd...............................................       9,050,000           564,541
   Miramar Hotel & Investment Co., Ltd..........................................         772,000           816,523
   Modern Beauty Salon Holdings, Ltd............................................         160,000            20,674
  *Mongolia Energy Corp., Ltd...................................................      10,603,000           968,741
  *Nan Nan Resources Enterprise, Ltd............................................         330,000            30,860
   Nanyang Holdings, Ltd........................................................         137,500           372,330
   National Electronics Holdings, Ltd...........................................       2,266,000           213,123
   Natural Beauty Bio-Technology, Ltd...........................................       4,470,000           691,672
  #Neo-Neon Holdings, Ltd.......................................................       1,898,000           322,638
   Net2Gather China Holdings, Ltd...............................................       8,139,720           110,122
   New Century Group Hong Kong, Ltd.............................................      13,351,464           299,163
  *New Focus Auto Tech Holdings, Ltd............................................         104,000            21,853
  *New Smart Energy Group, Ltd..................................................      23,975,000           256,589
 #*New Times Energy Corp., Ltd..................................................       1,297,600           107,072
   Neway Group Holdings, Ltd....................................................      24,579,087           152,110
   NewOcean Green Energy Holdings, Ltd..........................................       3,032,000           578,184
  *Next Media, Ltd..............................................................       3,725,183           340,332
  *Ngai Lik Industrial Holdings, Ltd............................................         252,200            15,609
  *Norstar Founders Group, Ltd..................................................       3,256,000                --
  *North Asia Resources Holdings, Ltd...........................................       2,108,600            70,707
  *Orange Sky Golden Harvest Entertainment Holdings, Ltd........................       6,229,706           236,951
  *Orient Power Holdings, Ltd...................................................         804,000            19,490
  #Oriental Watch Holdings, Ltd.................................................       1,604,800           725,806
   Pacific Andes International Holdings, Ltd....................................       5,262,919           501,805
   Pacific Basin Shipping, Ltd..................................................       8,270,000         3,921,083
  *Pacific Century Premium Developments, Ltd....................................       4,403,000           800,237
   Pacific Textile Holdings, Ltd................................................       1,757,000         1,084,262
   Paliburg Holdings, Ltd.......................................................       3,152,830           938,443
  *Pan Asia Environmental Protection Group, Ltd.................................       1,258,432            95,869
  *Paul Y Engineering Group (BVI), Ltd..........................................          77,759             3,008
   Paul Y Engineering Group, Ltd................................................         107,666             6,105
 #*Peace Mark Holdings, Ltd.....................................................       2,738,022                --
   Pearl Oriental Oil, Ltd......................................................       5,886,800           492,820
   Pegasus International Holdings, Ltd..........................................         226,000            35,021
   Pico Far East Holdings, Ltd..................................................       3,910,000           810,911
  *PME Group, Ltd...............................................................       7,020,000           156,832
  *PNG Resources Holdings, Ltd..................................................      16,626,362           245,237
   Pokfulam Development Co., Ltd................................................         234,000           229,528
   Polytec Asset Holdings, Ltd..................................................      10,763,526         1,192,760
   Public Financial Holdings, Ltd...............................................       3,194,000         1,381,212
   PYI Corp., Ltd...............................................................      12,919,134           351,184
  *Pyxis Group, Ltd.............................................................       1,936,000            42,438
   Raymond Industrial, Ltd......................................................       1,383,400           131,877
   Regal Hotels International Holdings, Ltd.....................................       2,415,800           830,889
   Richfield Group Holdings, Ltd................................................       3,424,000           171,859
  *Rising Development Holdings, Ltd.............................................       2,278,000           282,433
   Rivera Holdings, Ltd.........................................................       5,710,000           154,716
   Roadshow Holdings, Ltd.......................................................       1,456,000           124,183
   S.A.S. Dragon Holdings, Ltd..................................................       1,212,000           249,545

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
HONG KONG -- (Continued)
   SA SA International Holdings, Ltd............................................         244,000   $       156,998
   Safety Godown Co., Ltd.......................................................         398,000           254,526
   Samling Global, Ltd..........................................................       6,160,000           515,537
   Samson Paper Holdings, Ltd...................................................       1,800,000            88,266
  *San Miguel Brewery Hong Kong, Ltd............................................         612,800           102,079
  *Sanyuan Group, Ltd...........................................................         415,000             8,027
   SEA Holdings, Ltd............................................................       1,140,000           498,034
  *SEEC Media Group, Ltd........................................................         136,000             4,999
  *Sheng Yuan Holdings, Ltd.....................................................         210,000             9,443
  #Shenyin Wanguo, Ltd..........................................................       1,297,500           372,390
   Shenzhen High-Tech Holdings, Ltd.............................................         812,000            43,444
  *Shougang Concord Grand Group, Ltd............................................       2,451,000            90,912
  *Shougang Concord Technology Holdings, Ltd....................................       4,201,809           178,934
  *Shun Ho Resources Holdings, Ltd..............................................         483,000            68,623
  *Shun Ho Technology Holdings, Ltd.............................................       1,037,452           152,419
  #Shun Tak Holdings, Ltd.......................................................       4,819,941         2,038,975
   Sing Tao News Corp., Ltd.....................................................       1,974,000           279,430
   Singamas Container Holdings, Ltd.............................................       5,922,000         1,333,992
  *Sino Dragon New Energy Holdings, Ltd.........................................       5,168,000           213,584
  *Sino Gas Group, Ltd..........................................................       4,980,000           126,953
  *Sinocan Holdings, Ltd........................................................         350,000             1,760
  *Sinocop Resources Holdings, Ltd..............................................       3,980,000           400,294
  *Sino-Tech International Holdings, Ltd........................................      27,990,000           280,766
 #*Sinotel Technologies, Ltd....................................................         763,000            77,535
   SIS International Holdings, Ltd..............................................          34,000            12,923
  *Skyfame Realty Holdings, Ltd.................................................       1,975,750           223,956
   SmarTone Telecommunications Holdings, Ltd....................................       1,291,000         2,180,402
  *SMI Publishing Group, Ltd....................................................         250,511               485
   SOCAM Development, Ltd.......................................................         938,771           938,383
  *Solomon Systech International, Ltd...........................................       6,312,000           149,682
  *Soundwill Holdings, Ltd......................................................          12,000            14,448
   South China (China), Ltd.....................................................       6,744,000           391,146
   South China Financial Holdings, Ltd..........................................       4,872,000            40,406
  *South China Land, Ltd........................................................      20,847,170           252,346
   Southeast Asia Properties & Finance, Ltd.....................................         289,891            72,937
   Stella International Holdings, Ltd...........................................         321,574           738,210
   Stelux Holdings International, Ltd...........................................         433,000            82,553
  *Styland Holdings, Ltd........................................................         129,347             1,084
  *Success Universe Group, Ltd..................................................       5,552,000           137,618
   Sun Hing Vision Group Holdings, Ltd..........................................         358,000           125,110
   Sun Hung Kai & Co., Ltd......................................................       1,422,621           748,355
  *Sun Innovation Holdings, Ltd.................................................      10,735,655           175,584
   Sunwah Kingsway Capital Holdings, Ltd........................................       5,750,000           111,117
  *Sunway International Holdings, Ltd...........................................         866,000            26,843
  *Superb Summit International Timber Co., Ltd..................................      12,186,600           182,516
  #Sustainable Forest Holdings, Ltd.............................................      11,442,750           225,368
   Synergis Holdings, Ltd.......................................................         322,033            28,204
  *Tack Fiori International Group, Ltd..........................................          44,480               660
  *Tack Hsin Holdings, Ltd......................................................       1,024,000           298,732
   Tai Cheung Holdings, Ltd.....................................................       1,919,000         1,261,553
   Tai Sang Land Development, Ltd...............................................         576,984           223,561
  *Talent Property Group, Ltd...................................................       5,106,420           213,995
   Tan Chong International, Ltd.................................................       1,212,000           297,725
 #*Taung Gold International, Ltd................................................      11,970,000           273,986
   Techtronic Industries Co., Ltd...............................................       1,590,500         1,765,630
   Termbray Industries International (Holdings), Ltd............................       2,304,900           172,466
   Tern Properties Co., Ltd.....................................................          51,200            21,998
   Texwinca Holdings, Ltd.......................................................       1,818,000         1,995,153
 #*Theme International Holdings, Ltd............................................       4,130,000           127,821
   Tian Teck Land, Ltd..........................................................       1,054,000           883,709
   Tianda Holdings, Ltd.........................................................         306,000            17,778

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
HONG KONG -- (Continued)
 #*Titan Petrochemicals Group, Ltd..............................................      11,860,000   $       450,272
  *Tom Group, Ltd...............................................................       3,612,000           334,714
   Tongda Group Holdings, Ltd...................................................      10,120,000           291,955
  #Top Form International, Ltd..................................................       2,760,000           122,683
  *Topsearch International Holdings, Ltd........................................       3,850,000            99,799
   Town Health International Investments, Ltd...................................       1,175,165           152,016
   Tradelink Electronic Commerce, Ltd...........................................         804,000           101,385
   Transport International Holdings, Ltd........................................         878,141         1,876,979
   Trinity, Ltd.................................................................         960,000           772,364
   Tristate Holdings, Ltd.......................................................         188,000           100,460
  *TSC Group Holdings, Ltd......................................................       1,928,000           265,056
  #Tse Sui Luen Jewellery International, Ltd....................................         300,000           227,365
   Tungtex Holdings Co., Ltd....................................................         910,000           103,732
   Tysan Holdings, Ltd..........................................................       1,040,773           186,414
  #United Laboratories International Holdings, Ltd. (The).......................       2,306,000         1,455,168
   Universal Technologies Holdings, Ltd.........................................       6,000,000           386,590
  *U-Right International Holdings, Ltd..........................................       4,746,000             8,568
  *Value Convergence Holdings, Ltd..............................................       1,216,000           115,884
  #Value Partners Group, Ltd....................................................       2,900,000         1,699,561
   Van Shung Chong Holdings, Ltd................................................       2,171,335           128,912
  *Vantage International Holdings, Ltd..........................................       2,778,000           145,000
   Varitronix International, Ltd................................................       1,072,293           454,510
   Vedan International Holdings, Ltd............................................       3,272,000           206,486
   Veeko International Holdings, Ltd............................................       4,559,158           135,006
   Victory City International Holdings, Ltd.....................................       3,363,076           346,502
  *Vision Values Holdings, Ltd..................................................         281,400            11,971
   Vitasoy International Holdings, Ltd..........................................       3,623,000         2,744,214
  *Vongroup, Ltd................................................................      10,865,000            44,591
  *VST Holdings, Ltd............................................................       2,312,000           351,690
   Wah Ha Realty Co., Ltd.......................................................         278,600           119,068
 #*Wah Nam International Holdings, Ltd..........................................      22,765,720         1,463,861
   Wai Kee Holdings, Ltd........................................................       7,960,738         1,373,699
   Wang On Group, Ltd...........................................................       8,391,286            72,510
  *Warderly International Holdings, Ltd.........................................         520,000            32,184
  #Water Oasis Group, Ltd.......................................................       1,632,000           275,307
   Win Hanverky Holdings, Ltd...................................................       1,712,000           160,955
  *Winfoong International, Ltd..................................................       1,031,000             8,668
   Wing On Co. International, Ltd...............................................         781,000         1,570,637
   Wing Tai Properties, Ltd.....................................................       1,957,331           643,393
  *Winteam Pharmaceutical Group, Ltd............................................       4,264,000           703,341
  *Wo Kee Hong Holdings, Ltd....................................................       1,175,000            35,679
   Wong's International (Holdings), Ltd.........................................         737,641           137,372
   Wong's Kong King International Holdings, Ltd.................................         120,000            11,179
   Xingye Copper International Group, Ltd.......................................       1,615,000           207,872
   Y. T. Realty Group, Ltd......................................................         865,000           216,680
   Yangtzekiang Garment, Ltd....................................................         606,500           175,891
   Yau Lee Holdings, Ltd........................................................         534,000            68,472
   Yeebo (International Holdings), Ltd..........................................         572,000            95,832
  #YGM Trading, Ltd.............................................................         362,000           917,011
   Yugang International, Ltd....................................................      93,492,000           517,816
                                                                                                   ---------------
TOTAL HONG KONG.................................................................                       158,985,620
                                                                                                   ---------------
MALAYSIA -- (0.0%)
  *Autoways Holdings Berhad.....................................................          10,000             4,241
  *Rekapacific Berhad...........................................................         473,000                --
                                                                                                   ---------------
TOTAL MALAYSIA..................................................................                             4,241
                                                                                                   ---------------
NEW ZEALAND -- (5.8%)
   Abano Healthcare Group, Ltd..................................................          26,824            91,818
  #Air New Zealand, Ltd.........................................................       2,209,230         1,658,398
   Auckland International Airport, Ltd..........................................       1,304,094         2,639,581

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
NEW ZEALAND -- (Continued)
   Cavalier Corp., Ltd..........................................................         283,674   $       561,816
   CDL Investments (New Zealand), Ltd...........................................         395,965           106,405
   Colonial Motor Co., Ltd......................................................         148,846           345,746
   Ebos Group, Ltd..............................................................         186,261         1,098,899
  *Fisher & Paykel Appliances Holdings, Ltd.....................................       3,104,317           884,351
   Fisher & Paykel Healthcare Corp., Ltd........................................       2,921,044         5,124,350
   Freightways, Ltd.............................................................         782,807         2,383,933
   Hallenstein Glasson Holdings, Ltd............................................         242,461           740,492
  *Heartland New Zealand, Ltd...................................................         173,369            70,147
   Hellaby Holdings, Ltd........................................................         344,804           712,754
   Infratil, Ltd................................................................       2,260,467         3,495,675
   Mainfreight, Ltd.............................................................         428,985         3,449,403
  #Methven, Ltd.................................................................          70,490            61,005
   Michael Hill International, Ltd..............................................       1,534,152         1,114,780
   Millennium & Copthorne Hotels (New Zealand), Ltd.............................       1,387,344           469,040
   New Zealand Exchange, Ltd....................................................         393,274           852,479
   New Zealand Oil & Gas, Ltd...................................................       1,873,428         1,119,317
   New Zealand Refining Co., Ltd................................................         614,710         1,436,127
   Northland Port Corp. (New Zealand), Ltd......................................         217,513           269,696
  #Nuplex Industries, Ltd.......................................................       1,013,819         2,080,279
  *Pike River Coal, Ltd.........................................................         490,805                --
   Port of Tauranga, Ltd........................................................         528,322         4,552,211
   Pumpkin Patch, Ltd...........................................................         606,913           395,014
  *Pyne Gould Corp., Ltd........................................................         173,369            51,496
  *Pyne Gould Guinness, Ltd.....................................................         336,600           102,806
  *Rakon, Ltd...................................................................         346,364           185,838
   Restaurant Brands New Zealand, Ltd...........................................         406,610           663,907
  *Richina Pacific, Ltd.........................................................         274,180            81,495
  *Rubicon, Ltd.................................................................       1,113,829           432,691
   Ryman Healthcare, Ltd........................................................       1,673,055         3,904,732
   Sanford, Ltd.................................................................         393,618         1,333,068
   Scott Technology, Ltd........................................................          35,843            45,884
  *Seafresh Fisheries, Ltd......................................................          80,520             1,861
   Skellerup Holdings, Ltd......................................................         277,959           309,856
   Sky City Entertainment Group, Ltd............................................       3,090,654         8,991,332
   Sky Network Television, Ltd..................................................         996,057         4,292,864
   South Port (New Zealand), Ltd................................................          30,744            88,843
   Steel & Tube Holdings, Ltd...................................................         389,046           719,141
  *Tenon, Ltd...................................................................          19,132            11,059
  *Tourism Holdings, Ltd........................................................         274,867           133,907
   Tower, Ltd...................................................................         902,876         1,057,577
   TrustPower, Ltd..............................................................          37,712           220,984
   Vector, Ltd..................................................................         970,171         2,153,340
   Warehouse Group, Ltd.........................................................         588,314         1,477,409
                                                                                                   ---------------
TOTAL NEW ZEALAND...............................................................                        61,973,806
                                                                                                   ---------------
SINGAPORE -- (9.5%)
 #*Abterra, Ltd.................................................................         528,800           298,984
   Advanced Holdings, Ltd.......................................................         691,000            75,937
   Armstrong Industrial Corp., Ltd..............................................       1,236,000           279,095
  *Asiasons Capital, Ltd........................................................       1,048,000           162,747
  *Asiatravel.com Holdings, Ltd.................................................          17,879             4,294
   ASL Marine Holdings, Ltd.....................................................         719,600           286,297
   A-Sonic Aerospace, Ltd.......................................................         408,996            17,046
   AusGroup, Ltd................................................................       1,915,000           537,496
   Baker Technology, Ltd........................................................       1,272,000           312,795
 #*Ban Joo & Co., Ltd...........................................................       2,179,000            29,562
   Banyan Tree Holdings, Ltd....................................................         955,000           453,153
   Beng Kuang Marine, Ltd.......................................................         922,000           116,812
   Best World International, Ltd................................................         221,500            27,171
  *Beyonics Technology, Ltd.....................................................       6,510,300         1,319,813

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
SINGAPORE -- (Continued)
  #BH Global Marine, Ltd........................................................         621,000   $       101,372
  *Biosensors International Group, Ltd..........................................       2,324,237         2,991,751
   Bonvests Holdings, Ltd.......................................................         978,000           700,083
   Boustead Singapore, Ltd......................................................         894,000           612,821
   Breadtalk Group, Ltd.........................................................         385,800           171,720
  #Broadway Industrial Group, Ltd...............................................         922,000           242,369
   Brothers Holdings, Ltd.......................................................         454,628            60,066
   Bukit Sembawang Estates, Ltd.................................................         423,003         1,441,690
  *Bund Center Investment, Ltd..................................................       1,014,000           132,811
   CEI Contract Manufacturing, Ltd..............................................         432,000            38,042
   Cerebos Pacific, Ltd.........................................................         545,000         2,317,782
   CH Offshore, Ltd.............................................................       1,539,400           474,285
  *Changjiang Fertilizer Holdings, Ltd..........................................             515                45
   China Aviation Oil Singapore Corp., Ltd......................................         959,000           873,756
  *China Dairy Group, Ltd.......................................................       1,502,000           184,538
  *China Energy, Ltd............................................................       3,110,000           192,102
   China Merchants Holdings Pacific, Ltd........................................         809,000           426,187
   China Sunsine Chemical Holdings, Ltd.........................................          28,000             5,679
   China XLX Fertiliser, Ltd....................................................         618,000           158,965
   Chip Eng Seng Corp., Ltd.....................................................       1,972,800           680,040
   Chosen Holdings, Ltd.........................................................       1,202,000           119,450
   Chuan Hup Holdings, Ltd......................................................       3,967,000           692,005
  #Creative Technology, Ltd.....................................................         272,200           516,406
   CSC Holdings, Ltd............................................................       1,829,000           167,105
   CSE Global, Ltd..............................................................       2,051,000         1,479,758
   CWT, Ltd.....................................................................       1,046,700           860,058
   Datapulse Technology, Ltd....................................................          27,000             4,140
  *Delong Holdings, Ltd.........................................................       1,361,000           341,725
   Ellipsiz, Ltd................................................................         123,000            10,552
   EnGro Corp, Ltd..............................................................         354,000           216,220
  *Enviro-Hub Holdings, Ltd.....................................................       1,445,666           126,712
   Etika International Holdings, Ltd............................................         179,000            36,153
   Eu Yan Sang International, Ltd...............................................         562,800           301,347
  *euNetworks Group, Ltd........................................................         411,000             5,533
   Ezion Holdings, Ltd..........................................................       1,968,000         1,167,169
 #*Ezra Holdings, Ltd...........................................................       2,460,000         2,047,012
   F.J. Benjamin Holdings, Ltd..................................................       1,210,000           321,590
   Falcon Energy Group, Ltd.....................................................       1,007,000           195,385
  *Federal International 2000, Ltd..............................................       1,675,350            59,754
   First Resources, Ltd.........................................................       1,040,000         1,351,725
   Food Empire Holdings, Ltd....................................................       1,094,400           287,421
  #Fragrance Group, Ltd.........................................................       2,857,000           816,200
   Freight Links Express Holdings, Ltd..........................................       4,140,737           206,427
  *Fu Yu Corp., Ltd.............................................................       3,544,750           196,165
 #*Gallant Venture, Ltd.........................................................       2,386,000           557,351
   GK Goh Holdings, Ltd.........................................................       1,458,000           862,813
   Global Yellow Pages, Ltd.....................................................         299,000            22,324
  *GMG Global, Ltd..............................................................      10,218,000         1,119,397
   Goodpack, Ltd................................................................       1,169,000         1,416,504
   GP Batteries International, Ltd..............................................         343,000           287,222
   GP Industries, Ltd...........................................................       2,872,209           847,426
  *Grand Banks Yachts, Ltd......................................................         240,000            37,302
   GuocoLand, Ltd...............................................................         433,314           635,484
   GuocoLeisure, Ltd............................................................       1,507,000           806,825
   Guthrie GTS, Ltd.............................................................         282,000           111,812
  *Healthway Medical Corp., Ltd.................................................       4,193,776           282,901
   Hersing Corp., Ltd...........................................................       1,285,000           217,223
  *HG Metal Manufacturing, Ltd..................................................         426,000            37,374
   Hiap Seng Engineering, Ltd...................................................         612,000           164,967
   Hi-P International, Ltd......................................................       1,203,000           633,834
   Ho Bee Investment, Ltd.......................................................       1,063,000           949,439

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
SINGAPORE -- (Continued)
  *Hong Fok Corp., Ltd..........................................................       2,769,700   $     1,079,713
   Hong Leong Asia, Ltd.........................................................         522,000           710,472
   Hotel Grand Central, Ltd.....................................................       1,182,535           682,282
   Hotel Properties, Ltd........................................................       1,346,400         2,052,429
   Hour Glass, Ltd..............................................................         622,744           554,136
   HTL International Holdings, Ltd..............................................       1,063,843           295,374
  *Huan Hsin Holdings, Ltd......................................................       1,106,400            71,596
   HupSteel, Ltd................................................................       1,572,875           240,821
   Hwa Hong Corp., Ltd..........................................................       2,186,000           763,368
  #Hyflux, Ltd..................................................................       2,512,500         2,739,184
   IFS Capital, Ltd.............................................................         421,080           135,578
  *Informatics Education, Ltd...................................................       2,722,000           168,430
   InnoTek, Ltd.................................................................         846,000           289,499
   IPC Corp., Ltd...............................................................         724,000            62,868
   Isetan (Singapore), Ltd......................................................         122,500           337,938
   Jadason Enterprises, Ltd.....................................................         728,000            35,783
  *Jasper Investments, Ltd......................................................          90,680             4,972
  *Jaya Holdings, Ltd...........................................................       1,468,000           677,129
  *JES International Holdings, Ltd..............................................       2,096,000           382,213
  *Jiutian Chemical Group, Ltd..................................................       2,337,000            83,445
 #*Jurong Technologies Industrial Corp., Ltd....................................       2,227,680                --
   K1 Ventures, Ltd.............................................................       3,349,500           269,009
  #Keppel Telecommunications & Transportation, Ltd..............................       1,409,600         1,234,682
   Khong Guan Flour Milling, Ltd................................................          35,000            44,660
   Kian Ann Engineering, Ltd....................................................       1,276,000           200,503
   Kian Ho Bearings, Ltd........................................................         664,500           126,522
   Koh Brothers Group, Ltd......................................................       1,312,000           203,152
  *Lafe Corp., Ltd..............................................................       1,234,800            58,110
   LC Development, Ltd..........................................................       2,829,504           352,424
   Lee Kim Tah Holdings, Ltd....................................................       1,600,000           776,802
   Lion Asiapac, Ltd............................................................         473,000            62,422
   Lum Chang Holdings, Ltd......................................................       1,042,030           244,444
   M1, Ltd......................................................................       1,335,000         2,566,538
 #*Manhattan Resources, Ltd.....................................................         960,000           694,011
  #Marco Polo Marine, Ltd.......................................................         608,000           178,799
   Memstar Technology, Ltd......................................................       1,114,000            60,923
   Memtech International, Ltd...................................................       1,322,000           104,067
  #Mercator Lines Singapore, Ltd................................................         555,000            58,691
   Metro Holdings, Ltd..........................................................       2,085,792         1,194,139
  *Miclyn Express Offshore, Ltd.................................................          59,088           121,732
  #Midas Holdings, Ltd..........................................................       4,612,000         1,403,340
  *Mirach Energy, Ltd...........................................................         460,000            37,309
   Miyoshi Precision, Ltd.......................................................         353,500            20,171
   Multi-Chem, Ltd..............................................................       1,263,000           109,671
  *Nam Cheong, Ltd..............................................................         871,740           104,553
   Nera Telecommunications, Ltd.................................................       1,079,000           364,367
   New Toyo International Holdings, Ltd.........................................       1,624,000           342,049
   Novo Group, Ltd..............................................................          55,500             9,266
   NSL, Ltd.....................................................................         417,000           461,231
 #*Oceanus Group, Ltd...........................................................       5,528,000           319,906
  #OKP Holdings, Ltd............................................................         207,000            94,457
   Orchard Parade Holdings, Ltd.................................................         990,359         1,102,252
   OSIM International, Ltd......................................................       1,379,000         1,419,168
   Ossia International, Ltd.....................................................         522,554            50,475
  #Otto Marine, Ltd.............................................................       2,451,000           256,808
   Pan Pacific Hotels Group, Ltd................................................       1,669,500         2,471,657
   Pan-United Corp., Ltd........................................................       2,006,000           731,458
  *Penguin International, Ltd...................................................         400,000            25,824
   Petra Foods, Ltd.............................................................         871,000         1,360,934
   Popular Holdings, Ltd........................................................       2,763,650           356,335
   PSC Corp., Ltd...............................................................       1,823,419           280,862

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
SINGAPORE -- (Continued)
   QAF, Ltd.....................................................................         907,561   $       456,625
   Qian Hu Corp., Ltd...........................................................         674,600            57,821
  #Raffles Education Corp., Ltd.................................................       2,355,593           868,889
  #Raffles Medical Group, Ltd...................................................         786,067         1,377,975
  #Rotary Engineering, Ltd......................................................       1,143,600           577,109
   Roxy-Pacific Holdings, Ltd...................................................         214,000            71,225
  *S I2I, Ltd...................................................................      13,387,000           523,015
   San Teh, Ltd.................................................................         999,087           222,426
  *Sapphire Corp., Ltd..........................................................         704,000            76,781
   SBS Transit, Ltd.............................................................         953,500         1,296,272
   SC Global Developments, Ltd..................................................         416,000           346,449
  *Seroja Investments, Ltd......................................................          17,767             2,877
   Sim Lian Group, Ltd..........................................................       2,281,855           950,114
  *Sinarmas Land, Ltd...........................................................       4,095,000           988,703
   Sing Investments & Finance, Ltd..............................................         198,450           245,346
   Singapore Land, Ltd..........................................................          60,000           279,641
   Singapore Post, Ltd..........................................................       3,282,120         2,541,825
   Singapore Reinsurance Corp., Ltd.............................................       1,514,530           330,103
   Singapore Shipping Corp., Ltd................................................       1,689,000           243,615
   Singapura Finance, Ltd.......................................................         174,062           200,543
   Sinostar PEC Holdings, Ltd...................................................         160,000            20,497
  *Sinwa, Ltd...................................................................         388,500            37,126
   SMB United, Ltd..............................................................       1,253,000           393,529
  #Sound Global, Ltd............................................................       1,432,000           668,215
   Stamford Land Corp., Ltd.....................................................       2,927,000         1,302,373
   Straco Corp., Ltd............................................................         130,000            19,570
   Sunningdale Tech, Ltd........................................................       2,086,000           218,628
  #Sunvic Chemical Holdings, Ltd................................................       1,056,000           443,652
  #Super Group, Ltd.............................................................       1,022,000         1,128,629
   Superbowl Holdings, Ltd......................................................         522,000           123,974
 #*Swiber Holdings, Ltd.........................................................       1,697,000           806,322
 #*Swissco Holdings, Ltd........................................................         579,000           110,590
   Tat Hong Holdings, Ltd.......................................................       1,116,800           772,004
  #Technics Oil & Gas, Ltd......................................................         583,000           405,305
   Thakral Corp., Ltd...........................................................       6,028,000           147,085
 #*Tiger Airways Holdings, Ltd..................................................       1,798,500           989,514
   Tiong Woon Corp. Holding, Ltd................................................         901,000           188,480
  *Transcu Group, Ltd...........................................................       4,936,000           196,208
   Trek 2000 International, Ltd.................................................         973,000           250,549
  #Tuan Sing Holdings, Ltd......................................................       3,613,475           845,568
   UMS Holdings, Ltd............................................................       1,082,000           403,236
   United Engineers, Ltd........................................................         737,014         1,211,574
  #United Envirotech, Ltd.......................................................       1,098,000           313,560
   United Industrial Corp., Ltd.................................................         230,000           503,487
   United Overseas Insurance, Ltd...............................................         187,250           495,721
   UOB-Kay Hian Holdings, Ltd...................................................       1,475,400         1,874,002
   Venture Corp., Ltd...........................................................         471,000         2,695,888
   Vicom, Ltd...................................................................         120,000           353,366
  #WBL Corp., Ltd...............................................................         600,000         1,504,118
  #Wee Hur Holdings, Ltd........................................................         979,000           228,988
   Wheelock Properties, Ltd.....................................................       1,210,000         1,536,503
   Wing Tai Holdings, Ltd.......................................................       2,150,000         2,100,109
   Xpress Holdings, Ltd.........................................................       3,079,000            76,036
   YHI International, Ltd.......................................................       1,174,000           285,012
  *Yoma Strategic Holdings, Ltd.................................................         132,000            39,657
   Yongnam Holdings, Ltd........................................................       3,921,000           794,419
                                                                                                   ---------------
TOTAL SINGAPORE.................................................................                       102,625,317
                                                                                                   ---------------
TOTAL COMMON STOCKS.............................................................                       914,091,343
                                                                                                   ---------------

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
  *Centrebet International, Ltd. Litigation Rights..............................          81,336   $            --
  *IDM International, Ltd. Warrants 06/08/13....................................             545                12
  *NewSat, Ltd. Rights 01/25/12.................................................           9,686                --
  *Strike Energy, Ltd. Rights 01/25/12..........................................           5,875               842
                                                                                                   ---------------
TOTAL AUSTRALIA.................................................................                               854
                                                                                                   ---------------
HONG KONG -- (0.0%)
  *Sino Gas Group, Ltd. Rights 02/15/12.........................................       2,490,000               321
                                                                                                   ---------------
SINGAPORE -- (0.0%)
  *Transcu Group, Ltd. Warrants 09/01/13........................................       1,018,000            16,186
                                                                                                   ---------------
TOTAL RIGHTS/WARRANTS...........................................................                            17,361
                                                                                                   ---------------

                                                                                      SHARES/
                                                                                        FACE
                                                                                       AMOUNT           VALUE+
                                                                                   -------------   ---------------
                                                                                       (000)
SECURITIES LENDING COLLATERAL -- (15.3%)
(S)@DFA Short Term Investment Fund..............................................     161,708,166       161,708,166
    @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.24%, 02/01/12
       (Collateralized by FNMA rates ranging from 3.000% to 4.000%, maturities ranging from 11/01/26 to 01/01/42, valued at $3,843,708) to be
       repurchased at $3,768,366................................................   $       3,768         3,768,341
                                                                                                   ---------------
TOTAL SECURITIES LENDING COLLATERAL.............................................                       165,476,507
                                                                                                   ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $1,050,374,479)^^......................................................                   $ 1,079,585,211
                                                                                                   ===============

Summary of inputs used to value the Series' investments as of January 31, 2012 is as follows (See Security Valuation Note):

                                                               VALUATION INPUTS
                                           -------------------------------------------------------
                                                   INVESTMENT IN SECURITIES (MARKET VALUE)
                                           -------------------------------------------------------
                                             LEVEL 1         LEVEL 2      LEVEL 3        TOTAL
                                           -----------   --------------   -------   --------------
Common Stocks
   Australia............................   $10,964,759   $  579,537,600      --     $  590,502,359
   Hong Kong............................       294,305      158,691,315      --        158,985,620
   Malaysia.............................            --            4,241      --              4,241
   New Zealand..........................            --       61,973,806      --         61,973,806
   Singapore............................     3,610,639       99,014,678      --        102,625,317
Rights/Warrants
   Australia............................            12              842      --                854
   Hong Kong............................            --              321      --                321
   Singapore............................            --           16,186      --             16,186
Securities Lending Collateral...........            --      165,476,507      --        165,476,507
                                           -----------   --------------     ---     --------------
TOTAL...................................   $14,869,715   $1,064,715,496      --     $1,079,585,211
                                           ===========   ==============     ===     ==============

               See accompanying Notes to Schedules of Investments.

                        THE UNITED KINGDOM SMALL COMPANY SERIES
                                SCHEDULE OF INVESTMENTS
                                   JANUARY 31, 2012
                                   (UNAUDITED)

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
COMMON STOCKS -- (99.1%)
Consumer Discretionary -- (22.6%)
   4imprint Group P.L.C.........................................................          96,735   $       396,413
  *888 Holdings P.L.C...........................................................         269,165           222,812
   Aegis Group P.L.C............................................................       3,314,004         8,255,845
   Aga Rangemaster Group P.L.C..................................................         453,866           573,457
   Arena Leisure P.L.C..........................................................       1,368,472           944,995
   Avon Rubber P.L.C............................................................          26,060           131,524
  *Barratt Developments P.L.C...................................................       3,809,758         6,571,396
   Bellway P.L.C................................................................         481,114         5,597,096
  *Berkeley Group Holdings P.L.C. (The).........................................         517,118        10,342,207
  *Betfair Group P.L.C..........................................................          11,201           154,031
   Bloomsbury Publishing P.L.C..................................................         271,841           458,826
   Bovis Homes Group P.L.C......................................................         875,787         6,141,076
  #Bwin.Party Digital Entertainment P.L.C.......................................       1,902,114         4,813,452
  #Carpetright P.L.C............................................................         176,546         1,531,276
   Carphone Warehouse Group P.L.C...............................................         388,934         1,018,489
   Centaur Media P.L.C..........................................................         556,967           327,164
   Chime Communications P.L.C...................................................         222,427           766,701
   Churchill China P.L.C........................................................          18,500            83,807
   Cineworld Group P.L.C........................................................         104,945           353,261
  *Clinton Cards P.L.C..........................................................         740,506           132,308
   Creston P.L.C................................................................          13,626            10,098
   Daily Mail & General Trust P.L.C. Series A...................................       1,081,766         7,460,606
   Debenhams P.L.C..............................................................       4,866,980         5,164,307
   Dignity P.L.C................................................................         214,913         2,644,471
  *Dixons Retail P.L.C..........................................................      12,909,628         2,873,040
  *Domino's Pizza UK & IRL P.L.C................................................         251,341         1,828,192
   Dunelm Group P.L.C...........................................................         146,417         1,059,496
  *Enterprise Inns P.L.C........................................................       1,808,533         1,063,117
   Euromoney Institutional Investor P.L.C.......................................         292,779         3,186,508
  *Findel P.L.C.................................................................       4,998,346           276,218
  *Forminster P.L.C.............................................................          43,333             2,561
   French Connection Group P.L.C................................................         373,475           291,469
   Fuller Smith & Turner P.L.C..................................................         129,026         1,452,935
   Future P.L.C.................................................................       1,301,863           205,177
   Games Workshop Group P.L.C...................................................         101,889           831,991
   GKN P.L.C....................................................................       3,414,280        11,307,029
   Greene King P.L.C............................................................       1,421,372        11,034,772
   Halfords Group P.L.C.........................................................         760,403         3,812,318
   Haynes Publishing Group P.L.C................................................          14,703            48,655
   Headlam Group P.L.C..........................................................         330,383         1,408,451
   Henry Boot P.L.C.............................................................         426,786           900,850
   HMV Group P.L.C..............................................................       1,482,545           123,801
   Home Retail Group P.L.C......................................................       2,403,649         4,073,577
   Hornby P.L.C.................................................................         154,220           249,352
  *Howden Joinery Group P.L.C...................................................       2,054,730         3,482,267
   Huntsworth P.L.C.............................................................         854,550           583,586
   Inchcape P.L.C...............................................................       1,915,975        10,311,596
   Informa P.L.C................................................................       2,292,105        14,147,064
   ITV P.L.C....................................................................       8,448,636         9,996,542
   JD Sports Fashion P.L.C......................................................         120,013         1,354,276
   JD Wetherspoon P.L.C.........................................................         462,380         2,969,704
  *JJB Sports P.L.C.............................................................          24,720             4,487
   John Menzies P.L.C...........................................................         244,534         2,177,579
  *Johnston Press P.L.C.........................................................         507,412            50,373
   Kesa Electricals P.L.C.......................................................       2,105,278         2,239,371
   Ladbrokes P.L.C..............................................................       3,578,739         8,000,686
   Laura Ashley Holdings P.L.C..................................................       1,500,394           508,919
   Lookers P.L.C................................................................       1,097,970           865,642

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
Consumer Discretionary -- (Continued)
   Marston's P.L.C..............................................................       2,308,218   $     3,533,266
   Mecom Group P.L.C............................................................         240,382           812,217
   Millennium & Copthorne Hotels P.L.C..........................................       1,048,561         7,363,026
  *Mitchells & Butlers P.L.C....................................................         987,029         3,999,145
   Mothercare P.L.C.............................................................         342,220         1,065,186
   N Brown Group P.L.C..........................................................         862,304         3,129,172
  *Ocado Group P.L.C............................................................           6,687             9,321
   Pace P.L.C...................................................................         919,304         1,236,776
  *Pendragon P.L.C..............................................................       2,428,575           439,085
   Persimmon P.L.C..............................................................       1,177,634         9,789,055
   Photo-Me International P.L.C.................................................           3,631             2,811
  *Punch Taverns P.L.C..........................................................       2,380,301           413,211
  *Redrow P.L.C.................................................................       1,485,274         2,888,577
   Restaurant Group P.L.C.......................................................         786,551         3,679,558
   Rightmove P.L.C..............................................................         378,372         7,669,084
   Smiths News P.L.C............................................................         705,619         1,054,820
  *Spirit Pub Co. P.L.C.........................................................       2,380,301         1,874,327
  *Sportech P.L.C...............................................................         329,794           248,468
  *Sports Direct International P.L.C............................................         670,447         2,592,399
   St. Ives Group P.L.C.........................................................         665,998           876,910
  *Stylo P.L.C..................................................................          64,096             4,798
  *SuperGroup P.L.C.............................................................          81,918           840,758
  *Tandem Group P.L.C. Non-Voting Shares........................................         327,365                --
  *Taylor Wimpey P.L.C..........................................................      12,108,224         8,105,633
   Ted Baker P.L.C..............................................................         149,926         1,739,277
  #Thomas Cook Group P.L.C......................................................       3,076,507           656,057
   Topps Tiles P.L.C............................................................         810,881           390,003
  *Torotrak P.L.C...............................................................          31,611            17,117
  *Trinity Mirror P.L.C.........................................................       1,688,565         1,231,724
   TUI Travel P.L.C.............................................................       1,027,117         3,101,535
   UBM P.L.C....................................................................         920,989         7,985,460
   UTV Media P.L.C..............................................................         230,855           382,944
   Vitec Group P.L.C. (The).....................................................         160,303         1,407,956
  *Wagon P.L.C..................................................................         237,979             4,688
   WH Smith P.LC................................................................         620,413         5,402,185
   Whitbread P.L.C..............................................................         103,235         2,678,680
   William Hill P.L.C...........................................................       2,894,680        10,262,673
   Wilmington Group P.L.C.......................................................         346,234           425,338
 #*Yell Group P.L.C.............................................................       6,919,067           628,614
                                                                                                   ---------------
Total Consumer Discretionary.....................................................                      264,759,073
                                                                                                   ---------------
Consumer Staples -- (4.0%)
   A.G. Barr P.L.C..............................................................         138,582         2,621,894
   Anglo-Eastern Plantations P.L.C..............................................         108,153         1,214,504
   Booker Group P.L.C...........................................................       2,859,946         3,240,580
   Britvic P.L.C................................................................         928,016         5,036,296
   Cranswick P.L.C..............................................................         202,347         2,490,887
   Dairy Crest Group P.L.C......................................................         565,267         2,796,559
   Devro P.L.C..................................................................         660,083         2,771,057
  *European Home Retail P.L.C...................................................         109,256                --
   Fiberweb P.L.C...............................................................         482,639           418,569
   Greggs P.L.C.................................................................         427,390         3,440,173
   Hilton Food Group, Ltd.......................................................           1,604             6,532
  *McBride P.L.C................................................................         832,651         1,535,677
  *Premier Foods P.L.C..........................................................       7,951,806         1,506,500
   PZ Cussons P.L.C.............................................................       1,287,639         6,197,767
   R.E.A. Holdings P.L.C........................................................          49,233           511,223
   Robert Wiseman Dairies P.L.C.................................................         221,312         1,357,474
   Tate & Lyle P.L.C............................................................       1,074,000        11,219,206
   Thorntons P.L.C..............................................................         313,060            66,594
   Young & Co.'s Brewery P.L.C..................................................          26,250           225,437

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
Consumer Staples -- (Continued)
   Young & Co.'s Brewery P.L.C. Series A........................................          13,436   $       134,623
                                                                                                   ---------------
Total Consumer Staples..........................................................                        46,791,552
                                                                                                   ---------------
Energy -- (4.9%)
  *Afren P.L.C..................................................................       3,944,497         7,507,463
   Anglo Pacific Group P.L.C....................................................         440,799         2,020,666
  *Cadogan Petroleum P.L.C......................................................         110,970            56,091
  *EnQuest P.L.C................................................................       2,048,124         3,438,480
  *Exillon Energy P.L.C.........................................................         146,023           576,512
   Fortune Oil P.L.C............................................................       6,170,225         1,075,376
  *Hardy Oil & Gas P.L.C........................................................          74,296           196,673
  *Heritage Oil P.L.C...........................................................         653,846         1,935,567
   Hunting P.L.C................................................................         465,881         5,932,075
   James Fisher & Sons P.L.C....................................................         171,886         1,343,936
   JKX Oil & Gas P.L.C..........................................................         456,676         1,010,073
   John Wood Group P.L.C........................................................       1,034,385        10,748,354
   Lamprell P.L.C...............................................................         506,839         2,394,659
   Melrose Resources P.L.C......................................................         336,039           642,167
  *Premier Oil P.L.C............................................................       1,787,024        11,576,852
  *Salamander Energy P.L.C......................................................         567,570         2,044,383
  *Soco International P.L.C.....................................................         897,595         4,134,092
  *UK Coal P.L.C................................................................       1,470,907           763,507
                                                                                                   ---------------
Total Energy....................................................................                        57,396,926
                                                                                                   ---------------
Financials -- (12.9%)
   Aberdeen Asset Management P.L.C..............................................       2,820,342        10,625,950
   Admiral Group P.L.C..........................................................          49,277           732,099
   Amlin P.L.C..................................................................       1,918,231        10,290,753
   Arbuthnot Banking Group P.L.C................................................          55,997           365,916
   Ashmore Group P.L.C..........................................................       1,040,465         6,098,872
  *BCB Holdings, Ltd............................................................           5,979             1,648
   Beazley P.L.C................................................................       2,052,831         4,541,902
   Brewin Dolphin Holdings P.L.C................................................         962,833         2,291,700
   Capital & Counties Properties P.L.C..........................................         519,115         1,555,000
  *Capital & Regional P.L.C.....................................................       1,493,345           712,729
   Catlin Group, Ltd............................................................       1,357,851         8,679,548
   Charles Stanley Group P.L.C..................................................         126,349           519,689
   Charles Taylor Consulting P.L.C..............................................         139,215           292,410
   Chesnara P.L.C...............................................................         346,617           963,655
   Close Brothers Group P.L.C...................................................         566,130         6,026,375
   Collins Stewart Hawkpoint P.L.C..............................................         585,111           839,297
   Daejan Holdings P.L.C........................................................          32,436         1,438,271
   Development Securities P.L.C.................................................         460,015         1,066,460
  *DTZ Holdings P.L.C...........................................................         224,770            24,652
  #F&C Asset Management P.L.C...................................................       1,915,047         2,003,244
  *GlobeOp Financial Services SA................................................          24,996           139,888
   Hansard Global P.L.C.........................................................          16,468            38,599
   Hardy Underwriting Group P.L.C...............................................         161,307           522,650
   Hargreaves Lansdown P.L.C....................................................         665,790         4,338,066
   Helical Bar P.L.C............................................................         657,998         1,922,938
   Henderson Group P.L.C........................................................       3,898,443         6,816,099
   Hiscox, Ltd..................................................................       1,574,362         9,463,634
  *ICAP P.L.C...................................................................         460,140         2,438,574
   IG Group Holdings P.L.C......................................................       1,317,769         9,815,829
  *Industrial & Commercial Holdings P.L.C.......................................           5,000               118
   Intermediate Capital Group P.L.C.............................................         597,502         2,593,032
   International Personal Finance P.L.C.........................................         711,644         2,138,039
   Investec P.L.C...............................................................         239,236         1,418,410
  *IP Group P.L.C...............................................................         468,560           638,384
   Jardine Lloyd Thompson Group P.L.C...........................................         492,564         5,303,260
  *Jupiter Fund Management P.L.C................................................         230,863           830,836

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
Financials -- (Continued)
   Lancashire Holdings, Ltd.....................................................         566,254   $     6,147,414
  *Liontrust Asset Management P.L.C.............................................         129,935           170,984
   London Stock Exchange Group P.L.C............................................         579,642         7,962,267
   LSL Property Services P.L.C..................................................         137,031           519,169
  *MWB Group Holdings P.L.C.....................................................         379,622            71,889
   Novae Group P.L.C............................................................         212,950         1,167,161
   Phoenix Group Holdings P.L.C.................................................          42,702           392,726
   Provident Financial P.L.C....................................................         499,581         7,558,826
  *Puma Brandenburg, Ltd. Capital Shares........................................       1,193,004            93,630
  *Puma Brandenburg, Ltd. Income Shares.........................................       1,193,004            39,013
  *Quintain Estates & Development P.L.C.........................................       1,227,276           764,511
   Rathbone Brothers P.L.C......................................................         165,692         2,995,167
   Raven Russia, Ltd............................................................         188,471           159,062
   S&U P.L.C....................................................................          21,140           202,296
   Safestore Holdings P.L.C.....................................................         375,572           630,927
   Savills P.L.C................................................................         543,867         2,882,134
   Shore Capital Group, Ltd.....................................................       1,002,751           268,876
   St. James's Place P.L.C......................................................         791,622         4,370,171
   St. Modwen Properties P.L.C..................................................         630,419         1,237,792
   Tullett Prebon P.L.C.........................................................         882,420         4,149,938
   Unite Group P.L.C............................................................         641,711         1,802,733
  *Waterloo Investment Holdings, Ltd............................................           5,979               660
                                                                                                   ---------------
Total Financials................................................................                       151,075,872
                                                                                                   ---------------
Health Care -- (1.9%)
 #*Alizyme P.L.C................................................................         660,805                --
   Assura Group, Ltd............................................................          55,851            26,149
   Bioquell P.L.C...............................................................          90,893           160,555
  *BTG P.L.C....................................................................       1,172,286         6,184,384
   Consort Medical P.L.C........................................................         116,271           982,097
   Corin Group P.L.C............................................................         126,637            93,402
   Dechra Pharmaceuticals P.L.C.................................................         245,802         2,038,157
   Genus P.L.C..................................................................         214,523         3,449,435
   Hikma Pharmaceuticals P.L.C..................................................         542,990         6,151,095
  *Optos P.L.C..................................................................          34,626           115,111
  *Oxford Biomedica P.L.C.......................................................       2,821,652           144,508
  *Renovo Group P.L.C...........................................................          87,461            23,135
  *Southern Cross Healthcare P.L.C..............................................         191,826                --
   Synergy Health P.L.C.........................................................         148,118         1,979,097
  *Vectura Group P.L.C..........................................................       1,369,461         1,268,437
                                                                                                   ---------------
Total Health Care...............................................................                        22,615,562
                                                                                                   ---------------
Industrials -- (29.7%)
  *AEA Technology Group P.L.C...................................................         539,970             2,735
  #Air Partner P.L.C............................................................          37,086           175,531
   Alumasc Group P.L.C..........................................................         124,366           247,203
   Ashtead Group P.L.C..........................................................       2,124,586         7,852,838
  *Autologic Holdings P.L.C.....................................................          80,000            18,265
   Babcock International Group P.L.C............................................       1,446,405        16,653,783
   Balfour Beatty P.L.C.........................................................       2,850,059        12,329,369
   BBA Aviation P.L.C...........................................................       2,792,163         8,209,116
   Berendsen P.L.C..............................................................         715,877         5,203,677
   Bodycote P.L.C...............................................................       1,253,236         6,033,971
   Braemar Shipping Services P.L.C..............................................          81,108           476,196
   Brammer P.L.C................................................................         194,030           758,942
   Bunzl P.L.C..................................................................         227,489         3,090,127
   Camellia P.L.C...............................................................           2,481           374,449
   Cape P.L.C...................................................................         195,647         1,208,765
   Carillion P.L.C..............................................................       1,787,034         8,715,304
   Carr's Milling Industries P.L.C..............................................          35,330           473,336
   Castings P.L.C...............................................................         162,757           685,794

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
Industrials -- (Continued)
   Chemring Group P.L.C.........................................................         783,476   $     4,747,067
   Clarkson P.L.C...............................................................          61,518         1,117,640
   Cobham P.L.C.................................................................       3,772,897        10,903,624
  *Colfax Corp..................................................................          89,528         2,719,614
   Communisis P.L.C.............................................................         561,133           245,931
 #*Connaught P.L.C..............................................................         307,612                --
   Cookson Group P.L.C..........................................................       1,142,420        10,420,418
   Costain Group P.L.C..........................................................         139,449           429,703
   De La Rue P.L.C..............................................................         387,017         5,717,387
  *easyJet P.L.C................................................................         690,633         4,865,337
  *Eleco P.L.C..................................................................          80,000            12,446
   Fenner P.L.C.................................................................         719,811         5,018,978
   Firstgroup P.L.C.............................................................       1,795,903         8,785,085
   Galliford Try P.L.C..........................................................         233,981         1,759,916
   Go-Ahead Group P.L.C.........................................................         175,277         3,509,248
  *Hampson Industries P.L.C.....................................................         712,146            78,477
   Harvey Nash Group P.L.C......................................................           6,308             5,780
   Hays P.L.C...................................................................       5,445,665         6,134,948
  *Helphire P.L.C...............................................................         956,560            32,203
   Hogg Robinson Group P.L.C....................................................         158,347           157,746
   Homeserve P.L.C..............................................................       1,162,452         5,204,784
   Hyder Consulting P.L.C.......................................................         171,164         1,040,868
   IMI P.L.C....................................................................       1,053,765        14,218,381
  *Impellam Group P.L.C.........................................................          34,877           128,577
   Interserve P.L.C.............................................................         534,834         2,462,784
   Intertek Group P.L.C.........................................................         456,070        15,200,961
   Invensys P.L.C...............................................................       2,433,434         7,769,987
   ITE Group P.L.C..............................................................       1,059,501         3,421,340
   J. Smart & Co. (Contractors) P.L.C...........................................         112,500           141,408
   Keller Group P.L.C...........................................................         276,404         1,538,756
   Kier Group P.L.C.............................................................         158,245         3,345,906
   Latchways P.L.C..............................................................          36,248           631,353
   Lavendon Group P.L.C.........................................................         505,550           703,546
   Low & Bonar P.L.C............................................................         828,300           693,444
   Management Consulting Group P.L.C............................................       1,290,496           638,734
   Mears Group P.L.C............................................................         199,987           780,263
   Meggitt P.L.C................................................................       2,465,596        14,126,759
   Melrose P.L.C................................................................       1,583,124         9,403,167
   Michael Page International P.L.C.............................................       1,310,832         8,050,439
   Mitie Group P.L.C............................................................       1,286,774         5,152,942
   MJ Gleeson Group P.L.C.......................................................         195,875           348,777
   Morgan Crucible Co. P.L.C....................................................       1,269,032         6,265,008
   Morgan Sindall P.L.C.........................................................         169,608         1,775,560
  *Mouchel Group P.L.C..........................................................         434,192            52,827
   National Express Group P.L.C.................................................       1,701,575         5,822,104
  *Northgate P.L.C..............................................................         473,070         1,692,752
   PayPoint P.L.C...............................................................         105,160           916,785
   Qinetiq P.L.C................................................................       2,474,225         5,046,126
   Regus P.L.C..................................................................       3,337,697         4,850,853
  *Renold P.L.C.................................................................          57,486            26,739
  *Rentokil Initial P.L.C.......................................................       6,788,052         8,039,745
  *Ricardo P.L.C................................................................         217,815         1,179,552
  *Richmond Oil & Gas P.L.C.....................................................         220,000                --
   Robert Walters P.L.C.........................................................         387,999         1,210,196
   Rotork P.L.C.................................................................         366,679        11,007,449
   RPS Group P.L.C..............................................................         843,448         2,773,878
   Senior P.L.C.................................................................       1,762,689         5,008,032
   Severfield-Rowen P.L.C.......................................................         371,550         1,152,490
   Shanks Group P.L.C...........................................................       1,786,148         2,771,985
   SIG P.L.C....................................................................       2,074,440         3,263,743
   Speedy Hire P.L.C............................................................       1,274,296           542,922

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
Industrials -- (Continued)
   Spirax-Sarco Engineering P.L.C...............................................         320,648   $    10,018,980
   Stagecoach Group P.L.C.......................................................       1,718,521         7,630,922
   Sthree P.L.C.................................................................         330,670         1,418,976
   T. Clarke P.L.C..............................................................         147,457            90,594
   Tarsus Group P.L.C...........................................................         212,372           455,865
   Travis Perkins P.L.C.........................................................         922,110        12,772,018
   Tribal Group P.L.C...........................................................         132,810           134,010
  *Trifast P.L.C................................................................         359,985           233,604
   UK Mail Group P.L.C..........................................................         197,261           712,003
   Ultra Electronics Holdings P.L.C.............................................         285,303         6,897,196
   Umeco P.L.C..................................................................         196,406         1,108,691
  #Volex P.L.C..................................................................         229,354           918,372
   Vp P.L.C.....................................................................         167,297           593,161
  *Wincanton P.L.C..............................................................         479,763           628,043
   WS Atkins P.L.C..............................................................         501,683         5,547,342
   WSP Group P.L.C..............................................................         276,589         1,089,583
  #XP Power, Ltd................................................................          73,546         1,111,798
                                                                                                   ---------------
Total Industrials...............................................................                       348,934,029
                                                                                                   ---------------
Information Technology -- (10.4%)
   Acal P.L.C...................................................................         104,729           285,198
   Anite P.L.C..................................................................       1,166,924         1,818,565
   Aveva Group P.L.C............................................................         289,692         7,210,762
   Computacenter P.L.C..........................................................         446,179         2,798,661
   CSR P.L.C....................................................................         683,977         2,502,231
   Dialight P.L.C...............................................................         111,362         1,352,779
   Diploma P.L.C................................................................         487,042         3,027,450
   Domino Printing Sciences P.L.C...............................................         460,263         4,307,760
   E2V Technologies P.L.C.......................................................         354,068           683,391
   Electrocomponents P.L.C......................................................       1,730,514         5,889,962
   Fidessa Group P.L.C..........................................................         138,383         3,635,113
   Halma P.L.C..................................................................       1,549,740         8,657,095
  *Imagination Technologies Group P.L.C.........................................         961,901         8,779,221
  *Innovation Group P.L.C.......................................................       3,208,091         1,024,904
   Kewill P.L.C.................................................................         368,863           390,178
  *Kofax P.L.C..................................................................         317,667         1,318,412
   Laird P.L.C..................................................................         917,292         2,426,186
   Logica P.L.C.................................................................       6,339,968         7,595,733
   Micro Focus International P.L.C..............................................         500,666         3,340,825
  *Misys P.L.C..................................................................       1,604,251         8,176,955
   Moneysupermarket.com Group P.L.C.............................................         483,650           880,283
  *NCC Group P.L.C..............................................................           1,703            23,095
   Oxford Instruments P.L.C.....................................................         217,414         3,121,647
   Phoenix IT Group, Ltd........................................................         204,552           598,707
   Premier Farnell P.L.C........................................................       1,467,203         4,786,345
   Psion P.L.C..................................................................         500,223           333,394
   PV Crystalox Solar P.L.C.....................................................         956,033            73,297
   Renishaw P.L.C...............................................................         188,423         4,145,645
   RM P.L.C.....................................................................         363,499           447,418
   SDL P.L.C....................................................................         341,666         3,498,399
   Spectris P.L.C...............................................................         515,234        12,452,446
   Spirent Communications P.L.C.................................................       2,633,737         4,937,653
  *Telecity Group P.L.C.........................................................         656,917         6,708,150
   Timeweave P.L.C..............................................................          95,741            34,329
   TT electronics P.L.C.........................................................         643,621         1,695,260
   Vislink P.L.C................................................................         274,226           119,682
  *Wolfson Microelectronics P.L.C...............................................         504,759         1,265,673
   Xaar P.L.C...................................................................         251,590           944,567
  *Xchanging P.L.C..............................................................         730,123           793,998
                                                                                                   ---------------
Total Information Technology....................................................                       122,081,369
                                                                                                   ---------------

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
Materials -- (7.8%)
   African Barrick Gold, Ltd....................................................         212,078   $     1,724,654
  *Allied Gold Mining P.L.C.....................................................          15,530            32,597
   British Polythene Industries P.L.C...........................................         102,332           594,978
   Carclo P.L.C.................................................................         214,230         1,097,044
  *Centamin P.L.C...............................................................       2,960,312         4,407,596
   Croda International P.L.C....................................................         520,183        15,893,783
  #DS Smith P.L.C...............................................................       2,106,170         7,544,832
   Elementis P.L.C..............................................................       1,966,934         4,763,116
   Ferrexpo P.L.C...............................................................         888,830         4,791,177
   Filtrona P.L.C...............................................................         753,961         4,507,740
  *Gem Diamonds, Ltd............................................................         424,075         1,405,499
   Hill & Smith Holdings P.L.C..................................................         289,549         1,354,013
  #Hochschild Mining P.L.C......................................................         647,638         5,048,980
  *International Ferro Metals, Ltd..............................................         275,933            87,099
  *Inveresk P.L.C...............................................................         125,000             3,250
  *Lonmin P.L.C.................................................................         215,607         3,518,927
   Marshalls P.L.C..............................................................         722,366         1,062,564
   Mondi P.L.C..................................................................       1,236,260         9,857,918
  *Namakwa Diamonds, Ltd........................................................           6,057               692
   New World Resources P.L.C. Series A..........................................          84,423           614,690
   Petropavlovsk P.L.C..........................................................         646,643         7,738,390
   Porvair P.L.C................................................................         146,460           242,452
   RPC Group P.L.C..............................................................         622,691         3,740,213
 #*Talvivaara Mining Co. P.L.C..................................................         349,633         1,728,736
   Victrex P.L.C................................................................         340,523         6,875,073
   Yule Catto & Co. P.L.C.......................................................         846,695         2,618,959
   Zotefoams P.L.C..............................................................          96,852           204,234
                                                                                                   ---------------
Total Materials.................................................................                        91,459,206
                                                                                                   ---------------
Telecommunication Services -- (2.5%)
   Cable & Wireless Communications P.L.C........................................       9,400,024         6,359,082
   Cable & Wireless Worldwide P.L.C.............................................       6,594,754         2,159,282
  *Colt Group SA................................................................       1,287,437         1,867,870
  *Inmarsat P.L.C...............................................................       1,508,149         9,527,574
   Kcom Group P.L.C.............................................................       2,643,350         2,964,992
   TalkTalk Telecom Group P.L.C.................................................       1,746,112         3,388,659
   Telecom Plus P.L.C...........................................................         265,603         2,830,560
                                                                                                   ---------------
Total Telecommunication Services................................................                        29,098,019
                                                                                                   ---------------
Utilities -- (2.4%)
   Dee Valley Group P.L.C.......................................................          12,109           267,315
   Drax Group P.L.C.............................................................       1,492,564        12,514,143
   Pennon Group P.L.C...........................................................       1,445,401        15,859,562
                                                                                                   ---------------
Total Utilities.................................................................                        28,641,020
                                                                                                   ---------------
TOTAL COMMON STOCKS.............................................................                     1,162,852,628
                                                                                                   ---------------
PREFERRED STOCKS -- (0.0%)
Consumer Staples -- (0.0%)
   R.E.A. Holdings P.L.C........................................................           5,414             9,427
                                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
  *SFI Holdings, Ltd. Litigation Certificate....................................          26,713                --
  *Ultraframe P.L.C. Litigation Notes...........................................         319,285                --
                                                                                                   ---------------
TOTAL RIGHTS/WARRANTS...........................................................                                --
                                                                                                   ---------------

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                                                      SHARES/
                                                                                        FACE
                                                                                       AMOUNT           VALUE+
                                                                                   -------------   ---------------
                                                                                       (000)
SECURITIES LENDING COLLATERAL -- (0.9%)
(S)@DFA Short Term Investment Fund..............................................      11,000,000   $    11,000,000
    @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.24%, 02/01/12
       (Collateralized by FNMA rates ranging from 3.000% to 4.000%, maturities ranging from 11/01/26 to 01/01/42, valued at $32,764) to be repurchased
       at $32,122...............................................................   $          32            32,122
                                                                                                   ---------------
TOTAL SECURITIES LENDING COLLATERAL.............................................                        11,032,122
                                                                                                   ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $1,126,451,505)^^......................................................                   $ 1,173,894,177
                                                                                                   ===============

Summary of inputs used to value the Series' investments as of January 31, 2012 is as follows (See Security Valuation Note):

                                                             VALUATION INPUTS
                                           ----------------------------------------------------
                                                  INVESTMENT IN SECURITIES (MARKET VALUE)
                                           ----------------------------------------------------
                                            LEVEL 1       LEVEL 2      LEVEL 3        TOTAL
                                           --------   --------------   -------   --------------
Common Stocks
   Consumer Discretionary...............   $559,292   $  264,199,781      --     $  264,759,073
   Consumer Staples.....................    225,437       46,566,115      --         46,791,552
   Energy...............................         --       57,396,926      --         57,396,926
   Financials...........................         --      151,075,872      --        151,075,872
   Health Care..........................         --       22,615,562      --         22,615,562
   Industrials..........................         --      348,934,029      --        348,934,029
   Information Technology...............         --      122,081,369      --        122,081,369
   Materials............................         --       91,459,206      --         91,459,206
   Telecommunication Services...........         --       29,098,019      --         29,098,019
   Utilities............................         --       28,641,020      --         28,641,020
Preferred Stocks
   Consumer Staples.....................         --            9,427      --              9,427
Rights/Warrants.........................         --               --      --                 --
Securities Lending Collateral...........         --       11,032,122      --         11,032,122
                                           --------   --------------     ---     --------------
TOTAL...................................   $784,729   $1,173,109,448      --     $1,173,894,177
                                           ========   ==============     ---     ==============

               See accompanying Notes to Schedules of Investments.

                      THE CONTINENTAL SMALL COMPANY SERIES
                             SCHEDULE OF INVESTMENTS
                                JANUARY 31, 2012
                                   (UNAUDITED)

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
COMMON STOCKS -- (85.3%)
   AUSTRIA -- (2.0%)
   Agrana Beteiligungs AG.......................................................          17,322   $     1,869,918
  *A-TEC Industries AG..........................................................          21,828            23,984
   Atrium European Real Estate, Ltd.............................................         388,775         1,786,416
  *Austria Email AG.............................................................             715             6,203
  *Austria Technologie & Systemtechnik AG.......................................          38,888           448,696
   BKS Bank AG..................................................................           3,120            71,827
  #BWT AG.......................................................................          33,191           649,099
  *CA Immobilien Anlagen AG.....................................................         163,483         1,594,605
  *Constantia Packaging AG Escrow Shares........................................          18,095                --
  *DO & CO Restaurants & Catering AG............................................           1,359            50,904
  *EAG-Beteiligungs AG..........................................................           1,650               674
  #EVN AG.......................................................................         108,328         1,456,660
  #Flughafen Wien AG............................................................          43,364         1,597,147
   Frauenthal Holding AG........................................................          12,084           147,108
 #*Intercell AG.................................................................         104,752           322,708
   Josef Manner & Co. AG........................................................             870            68,280
 #*Kapsch TrafficCom AG.........................................................          18,072         1,439,111
  #Lenzing AG...................................................................          35,903         3,287,699
  #Mayr-Melnhof Karton AG.......................................................          33,159         3,119,177
   Oberbank AG..................................................................          37,973         2,344,568
  #Oesterreichischen Post AG....................................................         118,383         3,864,488
  #Palfinger AG.................................................................          48,572         1,047,333
 #*Polytec Holding AG...........................................................          53,414           472,789
  #RHI AG.......................................................................          98,844         2,272,396
   Rosenbauer International AG..................................................          12,941           652,894
 #*S IMMO AG....................................................................         186,630         1,069,094
  *S&T System Integration & Technology Distribution AG..........................           6,318            14,959
  #Schoeller-Bleckmann Oilfield Equipment AG....................................          40,607         3,413,363
  *Semperit Holding AG..........................................................          36,876         1,576,308
 #*Strabag SE...................................................................         101,540         2,981,487
   UBM Realitaetenentwicklung AG................................................           1,440            48,215
  #Uniqa Versicherungen AG......................................................         184,842         2,670,597
 #*Warimpex Finanz und Beteiligungs AG..........................................          10,047            13,013
  #Wienerberger AG..............................................................         398,730         4,598,133
   Wolford AG...................................................................          11,252           338,954
  #Zumtobel AG..................................................................         113,334         2,063,937
                                                                                                   ---------------
TOTAL AUSTRIA...................................................................                        47,382,744
                                                                                                   ---------------
BELGIUM -- (2.9%)
  *Ablynx NV....................................................................          69,930           268,562
   Ackermans & van Haaren NV....................................................          97,112         7,805,255
  *Agfa-Gevaert NV..............................................................         598,923         1,082,337
  *Arseus NV....................................................................          81,169         1,131,913
   Atenor Group NV..............................................................           3,415           125,056
   Banque Nationale de Belgique SA..............................................             952         2,801,828
   Barco NV.....................................................................          55,666         3,015,001
  #Bekaert NV...................................................................          88,455         3,607,869
   Co.Br.Ha Societe Commerciale de Brasserie SA.................................             115           226,555
   Compagnie d'Entreprises SA...................................................          41,428         2,222,120
  *Compagnie du Bois Sauvage SA.................................................              87                12
   Compagnie Immobiliere de Belgique SA.........................................          10,535           344,899
   Compagnie Maritime Belge SA..................................................          64,746         1,469,942
 #*Deceuninck NV................................................................         268,523           376,413
 #*Devgen NV....................................................................          52,908           358,290
   D'Ieteren SA.................................................................         129,060         6,428,158
  #Duvel Moorgat SA.............................................................           8,799           810,576
   Econocom Group SA............................................................          65,485         1,319,736
   Elia System Operator SA......................................................         124,286         4,726,660

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
BELGIUM -- (Continued)
 #*Euronav SA...................................................................          86,554   $       549,369
   EVS Broadcast Equipment SA...................................................          49,273         2,423,453
   Exmar NV.....................................................................         132,340           988,439
   Floridienne SA...............................................................           2,033           358,845
  *Galapagos NV.................................................................          84,918         1,166,303
   Gimv NV......................................................................          12,668           618,343
   Hamon & Compagnie International SA...........................................           3,876            93,715
   Henex SA.....................................................................           4,154           228,590
   Image Recognition Integrated Systems (I.R.I.S.) SA...........................           6,284           212,926
  #Ion Beam Applications SA.....................................................          79,751           629,609
   Jensen-Group NV..............................................................          12,030           121,992
  *Kinepolis Group NV...........................................................          17,625         1,307,515
   Lotus Bakeries NV............................................................           1,361           747,448
   Melexis NV...................................................................          93,665         1,395,825
  #Nyrstar NV...................................................................         599,376         5,609,668
 #*Picanol NV...................................................................          16,620           228,190
  *RealDolmen NV................................................................           7,428           171,109
   Recticel SA..................................................................          72,734           498,710
   Resilux SA...................................................................           4,095           291,975
   Rosier SA....................................................................             655           218,596
   Roularta Media Group NV......................................................           8,511           176,600
  *SAPEC SA.....................................................................           3,531           197,985
   Sioen Industries NV..........................................................          52,140           365,430
   Sipef NV.....................................................................          27,166         2,208,556
   Softimat SA..................................................................          24,253           125,903
  *Spector Photo Group SA.......................................................           8,349             3,814
   Telenet Group Holding NV.....................................................           1,386            54,884
   Ter Beke NV..................................................................           2,260           146,703
   Tessenderlo Chemie NV........................................................         107,469         3,672,681
 #*ThromboGenics NV.............................................................         118,342         2,746,322
  *TiGenix NV...................................................................          22,164            20,269
   Van de Velde NV..............................................................          28,385         1,382,004
   VPK Packaging Group SA.......................................................          12,084           474,501
                                                                                                   ---------------
TOTAL BELGIUM...................................................................                        67,557,454
                                                                                                   ---------------
DENMARK -- (2.8%)
  *Aarhus Lokalbank A.S.........................................................           7,872             9,078
  *Aktieselskabet Skjern Bank A.S...............................................           3,276            49,337
  *Alk-Abello A.S...............................................................          25,725         1,522,332
 #*Alm. Brand A.S...............................................................         466,665           788,646
  *Amagerbanken A.S.............................................................         647,900                --
   Ambu A.S. Series B...........................................................          23,939           667,090
  *Arkil Holdings A.S. Series B.................................................             736            52,079
   Auriga Industries A.S. Series B..............................................          96,829         1,396,264
 #*Bang & Olufsen Holdings A.S..................................................         138,857         1,678,243
  *Bavarian Nordic A.S..........................................................          96,869           895,884
   BoConcept Holding A.S........................................................           5,650            83,195
   Brodrene Hartmann A.S. Series B..............................................          11,730           228,116
  *Brondbyernes IF Fodbold A.S. Series B........................................          13,156            36,888
   D/S Norden A.S...............................................................         110,869         2,780,612
  *Dalhoff Larsen & Horneman A.S................................................          40,950            52,104
  *Dantherm Holding A.S.........................................................           2,651             7,935
  #DFDS A.S.....................................................................          18,568         1,072,245
  *Djursland Bank A.S...........................................................           8,970           211,579
  #East Asiatic Co., Ltd. A.S...................................................          55,571         1,273,513
  *F.E. Bording A.S.............................................................             600            45,924
  *Fionia Holding A.S...........................................................          17,880                --
   Fluegger A.S. Series B.......................................................           4,198           244,137
  *Genmab A.S...................................................................         140,715         1,109,009
   GN Store Nord A.S............................................................         803,034         8,144,174
  *GPV Industri A.S. Series B...................................................           2,200            11,613

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
DENMARK -- (Continued)
   Gronlandsbanken A.S..........................................................             768   $        38,735
  *H&H International A.S. Series B..............................................          17,280           146,213
   Harboes Bryggeri A.S.........................................................          12,252           205,693
   Hojgaard Holding A.S. Series B...............................................           2,739            51,144
  #IC Companys A.S..............................................................          35,278           638,841
  *Incentive A.S................................................................           3,575            11,637
   Jeudan A.S...................................................................           4,620           319,456
  *Jyske Bank A.S...............................................................         177,153         5,224,376
   Lan & Spar Bank A.S..........................................................           5,150           249,193
  *Lastas A.S. Series B.........................................................          10,343            50,957
   Lollands Bank A.S............................................................             248             4,280
  *Mols-Linien A.S..............................................................          27,490            62,706
 #*NeuroSearch A.S..............................................................          79,539           215,940
  #NKT Holding A.S..............................................................          92,105         3,487,111
   Nordjyske Bank A.S...........................................................          17,600           218,191
   Norresundby Bank A.S.........................................................           7,350           193,155
   North Media A.S..............................................................          36,665           155,339
  *Ostjydsk Bank A.S............................................................           3,305           110,212
 #*Pandora A.S..................................................................         107,011         1,403,817
 #*Parken Sport & Entertainment A.S.............................................          33,556           426,232
   Per Aarsleff A.S. Series B...................................................           6,449           494,691
   Ringkjoebing Landbobank A.S..................................................          16,932         1,949,059
   Roblon A.S. Series B.........................................................             540            68,451
  #Rockwool International A.S. Series B.........................................          23,458         2,228,005
   Royal Unibrew A.S............................................................          40,267         2,294,665
  *Salling Bank A.S.............................................................             430            13,745
   Schouw & Co. A.S.............................................................          74,017         1,539,734
   SimCorp A.S..................................................................          19,486         2,967,441
  *Sjaelso Gruppen A.S..........................................................          18,337             4,765
  *SKAKO A.S....................................................................           1,577             6,215
   Solar Holdings A.S. Series B.................................................          19,051           973,017
  *Spar Nord Bank A.S...........................................................         126,467           853,084
  *Sparbank A.S.................................................................          10,930            94,965
  *Sparekassen Faaborg A.S......................................................           1,972            84,971
   Sydbank A.S..................................................................         279,299         4,763,799
   Thrane & Thrane A.S..........................................................          16,739           905,957
  #Tivoli A.S...................................................................             969           505,945
 #*TK Development A.S...........................................................         153,640           365,357
  *Topdanmark A.S...............................................................          53,386         8,366,373
  *TopoTarget A.S...............................................................         490,546           233,116
  *Topsil Semiconductor Materials A.S...........................................         194,350            16,727
 #*Torm A.S.....................................................................         123,250            86,971
   United International Enterprises A.S.........................................           3,268           438,760
 #*Vestas Wind Systems A.S......................................................          51,518           581,242
  *Vestjysk Bank A.S............................................................          27,573           131,845
                                                                                                   ---------------
TOTAL DENMARK...................................................................                        65,542,125
                                                                                                   ---------------
FINLAND -- (5.9%)
   Ahlstrom Oyj.................................................................          22,304           375,664
  *Aktia Oyj Series A...........................................................          13,711            98,685
  #Alma Media Oyj...............................................................         277,852         2,328,166
   Amer Sports Oyj Series A.....................................................         425,358         5,402,453
   Aspo Oyj.....................................................................          78,041           760,151
   Atria P.L.C..................................................................          20,043           173,393
  *Bank of Aland P.L.C. Series B................................................          22,078           300,295
   BasWare Oyj..................................................................          34,550           862,019
 #*Biotie Therapies Corp. Oyj...................................................         774,610           509,125
   Cargotec Oyj Series B........................................................         132,519         4,830,831
  *Citycon Oyj..................................................................         712,597         2,333,178
  *Componenta Oyj...............................................................          34,813           158,341
   Comptel P.L.C................................................................         324,863           246,397

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
FINLAND -- (Continued)
   Cramo Oyj....................................................................         150,085   $     2,125,516
   Digia P.L.C..................................................................          55,020           216,101
  *Efore Oyj....................................................................         114,965           124,991
  *Elcoteq SE...................................................................           3,041                --
  *Elektrobit Corp. Oyj.........................................................           2,476             2,170
  #Elisa Oyj....................................................................         494,801        10,419,224
  *eQ P.L.C.....................................................................          67,120           152,483
   Etteplan Oyj.................................................................          62,600           219,828
  *Finnair Oyj..................................................................         279,743           925,020
  *Finnlines Oyj................................................................         124,906         1,177,477
   Fiskars Oyj Abp..............................................................         181,663         3,917,407
  #F-Secure Oyj.................................................................         463,536         1,253,889
  *GeoSentric Oyj...............................................................         244,900             3,203
  *Glaston Oyj Abp..............................................................         131,940            84,465
   HKScan Oyj Series A..........................................................          99,158           809,336
   Huhtamaki Oyj................................................................         365,393         4,472,043
   Ilkka-Yhtyma Oyj.............................................................          61,503           577,474
  #KCI Konecranes Oyj...........................................................         245,559         6,021,840
  #Kemira Oyj...................................................................         370,988         4,569,742
   Kesko Oyj Series B...........................................................          76,731         2,711,983
   Laennen Tehtaat Oyj..........................................................          18,920           387,636
   Lassila & Tikanoja Oyj.......................................................         129,065         1,932,456
  #Lemminkainen Oyj.............................................................          22,983           601,633
 #*M-real Oyj Series B..........................................................       1,549,706         3,497,967
  *Neo Industrial Oyj...........................................................          15,900            53,813
  *Neste Oil Oyj................................................................         285,400         3,208,306
   Nordic Aluminium Oyj.........................................................          10,440           402,825
   Okmetic Oyj..................................................................          54,904           400,282
   Olvi Oyj Series A............................................................          62,708         1,348,128
   Oriola-KD Oyj Series A.......................................................           5,045            13,249
  #Oriola-KD Oyj Series B.......................................................         365,209           947,047
   Orion Oyj Series A...........................................................         130,184         2,566,438
  #Orion Oyj Series B...........................................................         338,669         6,579,730
  #Outokumpu Oyj................................................................         426,546         3,508,432
   Outotec Oyj..................................................................         157,987         8,346,778
   PKC Group Oyj................................................................          56,771         1,074,037
   Pohjola Bank P.L.C. Series A.................................................         331,849         3,543,070
   Ponsse Oyj...................................................................          25,336           242,859
  #Poyry Oyj....................................................................         187,165         1,533,055
   Raisio P.L.C. Series V.......................................................         508,195         1,637,604
   Ramirent Oyj.................................................................         314,761         3,273,206
   Rapala VMC Oyj...............................................................         113,258           808,111
  #Rautaruukki Oyj Series K.....................................................         323,076         3,562,123
   Raute Oyj Series A...........................................................          10,298           102,919
   Ruukki Group Oyj.............................................................         604,909           775,331
   Saga Furs Oyj................................................................          11,244           223,290
  #Sanoma Oyj...................................................................         298,893         4,040,037
  *Scanfil P.L.C................................................................         123,479           153,440
   Sievi Capital P.L.C..........................................................         123,479           203,659
  *SRV Group P.L.C..............................................................           7,277            41,435
   Stockmann Oyj Abp Series A...................................................          43,914           900,191
  #Stockmann Oyj Abp Series B...................................................         107,903         2,035,765
  *Technopolis Oyj..............................................................         191,491           898,836
   Teleste Oyj..................................................................          53,559           281,887
   Tieto Oyj....................................................................         291,983         4,410,738
  #Tikkurila Oyj................................................................         118,741         2,247,745
   Tulikivi Oyj.................................................................          62,013            61,542
  #Uponor Oyj Series A..........................................................         219,676         2,252,763
   Vacon Oyj....................................................................          45,190         2,146,095
   Vaisala Oyj Series A.........................................................          39,132           870,804
   Viking Line Abp..............................................................          10,366           281,730

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
FINLAND -- (Continued)
  #Yit Oyj......................................................................         393,258   $     7,268,896
                                                                                                   ---------------
TOTAL FINLAND...................................................................                       136,828,778
                                                                                                   ---------------
FRANCE -- (9.9%)
   ABC Arbitrage SA.............................................................          22,675           194,458
 #*Air France-KLM...............................................................         261,024         1,660,015
  #Akka Technologies SA.........................................................          12,641           339,467
   Ales Groupe SA...............................................................          32,210           501,308
  *Altamir Amboise SA...........................................................          68,287           576,580
   ALTEN SA.....................................................................          68,354         1,892,072
 #*Altran Technologies SA.......................................................         676,432         3,197,259
   April SA.....................................................................          74,171         1,200,380
 #*Archos SA....................................................................          58,868           632,672
  *Arkema SA....................................................................         109,343         8,863,340
  *Artprice.com SA..............................................................           3,246           221,270
   Assystem.....................................................................          55,571         1,001,185
 #*Atari SA.....................................................................         102,420           249,646
   AtoS SA......................................................................          42,168         2,122,927
   Aubay SA.....................................................................          10,285            68,513
   Audika SA....................................................................          21,251           418,494
  #Aurea SA.....................................................................           3,551            26,708
   Avenir Telecom SA............................................................          17,841            16,777
  *Axway Software SA............................................................          22,982           452,462
  *Baccarat SA..................................................................           1,090           189,946
   Banque Tarneaud SA...........................................................           1,430           172,377
  #Beneteau SA..................................................................         179,820         1,920,726
 #*Bigben Interactive SA........................................................          10,448           113,034
 #*BioAlliance Pharma SA........................................................          25,571           153,204
   Boiron SA....................................................................          28,682           821,039
   Boizel Chanoine Champagne SA.................................................           7,266           435,796
   Bonduelle SCA................................................................          13,650         1,190,953
   Bongrain SA..................................................................          34,266         2,135,834
  #Bourbon SA...................................................................         183,342         6,250,653
  *Boursorama SA................................................................          54,826           447,582
  *Bull SA......................................................................         309,488         1,252,362
   Burelle SA...................................................................           3,882           920,446
  #Cafom SA.....................................................................           5,092            49,605
   CBo Territoria SA............................................................          28,000           107,851
  #Cegedim SA...................................................................          16,591           485,562
   CEGID Group SA...............................................................          10,627           222,272
   CFAO SA......................................................................          43,608         1,488,550
  *Cie des Alpes................................................................           5,356           114,011
  *Cie Generale de Geophysique - Veritas SA.....................................           7,569           211,851
   Ciments Francais SA..........................................................           6,053           447,234
  *Club Mediterranee SA.........................................................          81,291         1,628,491
   Compagnie Industrielle et Financiere D'Entreprises SA........................           1,200            86,252
  *CS Communication & Systemes SA...............................................           5,100            19,127
   Damartex SA..................................................................          21,101           527,367
 #*Derichebourg SA..............................................................         548,515         2,027,618
  *Devoteam SA..................................................................          17,946           276,690
  *Dynaction SA.................................................................          12,745            95,829
  *Eiffage SA...................................................................          48,389         1,487,350
  #Electricite de Strasbourg SA.................................................          21,886         2,857,078
   Entrepose Contracting SA.....................................................           3,483           328,030
   Esso SA Francaise............................................................           9,411           921,081
  #Establissements Maurel et Prom SA............................................         326,408         5,434,507
  *Etam Developpement SA........................................................           1,148            22,319
   Euler Hermes SA..............................................................          40,320         2,672,685
 #*Euro Disney SCA..............................................................         138,383           866,815
  #Eurofins Scientific SA.......................................................          16,017         1,290,715
   Exel Industries SA Series A..................................................          10,680           437,973

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
FRANCE -- (Continued)
 #*Faiveley Transport SA........................................................          21,104   $     1,540,459
   Faurecia SA..................................................................         109,057         2,731,855
   Fimalac SA...................................................................          31,490         1,218,920
   Fleury Michon SA.............................................................           4,694           181,213
 #*GameLoft SA..................................................................         118,600           824,383
  *Gascogne SA..................................................................           6,907           197,243
   Gaumont SA...................................................................          13,980           784,058
  *GEA SA.......................................................................             237            18,977
 #*GECI International SA........................................................          59,392           159,195
   Gemalto NV...................................................................         107,706         5,785,304
   Gevelot SA...................................................................           3,584           225,590
  *GFI Informatique SA..........................................................         134,770           472,707
   GL Events SA.................................................................          21,468           447,896
   GPE Groupe Pizzorno SA.......................................................           5,200            76,655
   Groupe Crit SA...............................................................          24,255           452,133
  #Groupe Flo SA................................................................          29,358           154,922
  *Groupe Go Sport SA...........................................................           1,125            13,231
   Groupe Gorge SA..............................................................          18,510           192,727
   Groupe Guillin SA............................................................           1,061            74,636
  *Groupe Open SA...............................................................          27,590           184,826
 #*Groupe Partouche SA..........................................................          61,786           105,028
   Groupe Steria SCA............................................................          82,770         1,611,239
   Guerbet SA...................................................................           6,577           554,806
   Guyenne et Gascogne SA.......................................................          25,083         2,692,159
  *Haulotte Group SA............................................................          61,352           560,869
   Havas SA.....................................................................       1,237,226         5,732,595
 #*Hi-Media SA..................................................................         100,249           287,523
  *Idsud SA.....................................................................           2,227            65,345
   Ingenico SA..................................................................         119,354         5,010,635
  #Interparfums SA..............................................................          15,050           345,521
  *Ipsen SA.....................................................................          57,266         1,682,733
   Ipsos SA.....................................................................          89,607         2,863,772
  *Jacquet Metal Service SA.....................................................          48,141           564,582
 #*Kaufman & Broad SA...........................................................           1,221            25,582
   Korian SA....................................................................           8,204           138,740
   Laurent-Perrier SA...........................................................          12,546         1,256,709
   LDC SA.......................................................................              19             2,037
  #Lectra SA....................................................................          83,499           518,198
   Lisi SA......................................................................          16,907         1,305,443
  *LVL Medical Groupe SA........................................................          18,786           303,297
   M6 Metropole Television SA...................................................         155,729         2,609,333
   Maisons France Confort SA....................................................           6,982           202,585
 #*Manitou BF...................................................................          48,911         1,013,248
   Manutan International SA.....................................................          14,553           718,010
 #*Maurel & Prom Nigeria........................................................         323,678           762,093
  *Medica SA....................................................................          85,857         1,381,773
   Mersen SA....................................................................          64,007         2,167,437
  *METabolic EXplorer SA........................................................           1,822            11,423
   MGI Coutier SA...............................................................           2,753           133,980
   Montupet SA..................................................................           1,081             7,511
   Mr. Bricolage SA.............................................................          30,731           397,955
  #Naturex SA...................................................................          12,810           819,423
  #Neopost SA...................................................................          96,282         6,807,272
   Nexans SA....................................................................         131,823         8,204,367
   Nexity SA....................................................................          83,932         2,429,332
  *NicOx SA.....................................................................         188,209           375,009
   Norbert Dentressangle SA.....................................................          20,989         1,649,578
  *NRJ Group SA.................................................................          12,748           105,930
   Oeneo SA.....................................................................         113,285           319,208
  #Orpea SA.....................................................................         101,314         3,229,327
   Osiatis SA...................................................................             685             4,997

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
FRANCE -- (Continued)
  #PagesJaunes Groupe SA........................................................         384,634   $     1,784,507
   Paris Orleans et Cie SA......................................................           1,401            27,019
  *Parrot SA....................................................................          19,079           516,934
   Pierre & Vacances SA.........................................................          18,411           668,459
   Plastic Omnium SA............................................................          96,698         2,544,084
   Plastivaloire SA.............................................................           4,552           107,017
   PSB Industries SA............................................................           8,438           251,667
   Rallye SA....................................................................          95,651         3,101,713
  *Recylex SA...................................................................          55,481           280,308
   Remy Cointreau SA............................................................          82,777         7,301,815
   Robertet SA..................................................................           3,167           499,901
 #*Rodriguez Group SA...........................................................          31,298           152,743
   Rougier SA...................................................................           6,115           222,954
   Rubis SA.....................................................................          79,252         4,278,588
 #*S.T. Dupont SA...............................................................         300,960           192,733
  *Sa des Ciments Vicat SA......................................................          31,461         1,904,922
   Sabeton SA...................................................................          13,500           247,028
   Saft Groupe SA...............................................................          75,425         2,285,143
   Samse SA.....................................................................           8,342           671,453
   Sartorius Stedim Biotech SA..................................................           6,436           434,177
  *Seche Environnement SA.......................................................           4,452           164,405
  #Sechilienne SA...............................................................          62,522           991,409
   Securidev SA.................................................................           2,500           106,261
   Sequana SA...................................................................          46,996           333,173
  *Societe Anonyme d'Explosifs et de Produits Chimiques SA......................             524           140,745
   Societe BIC SA...............................................................          74,331         6,626,238
   Societe d'Edition de Canal Plus SA...........................................         306,742         1,729,470
  #Societe des Bains de Mer et du Cercle des Etrangers a Monaco SA..............          46,150         2,350,986
   Societe Internationale de Plantations d'Heveas SA............................           4,634           450,406
   Societe Pour l'Informatique Industrielle SA..................................          40,908           251,669
  *Societe Television Francaise 1 SA............................................         316,754         3,495,533
 #*Soitec SA....................................................................         383,996         2,345,313
  #Somfy SA.....................................................................          21,738         4,798,005
   Sopra Group SA...............................................................          22,982         1,322,361
  *Spir Communication SA........................................................           3,010            93,925
  *Stallergenes SA..............................................................           4,114           229,425
 #*Ste Industrielle d'Aviation Latecoere SA.....................................          16,344           237,379
   Stef SA......................................................................          29,121         1,333,300
  *Store Electronic SA..........................................................           2,650            35,896
   Sucriere de Pithiviers Le Vieil SA...........................................           1,745         3,848,418
  *Sword Group SA...............................................................          17,701           298,117
   Synergie SA..................................................................          55,542           616,221
 #*Technicolor SA...............................................................         321,494           962,827
   Teleperformance SA...........................................................         182,548         4,570,176
   Tessi SA.....................................................................           5,050           461,105
 #*Theolia SA...................................................................         347,281           468,072
  *Thermador Groupe.............................................................             941           138,084
  #Tonnellerie Francois Freres SA...............................................           3,839           146,080
   Total Gabon SA...............................................................             719           316,868
   Touax SA.....................................................................           1,317            36,005
   Toupargel Groupe SA..........................................................             111             1,508
 #*Transgene SA.................................................................          20,092           241,288
   Trigano SA...................................................................          29,525           510,384
  *UbiSoft Entertainment SA.....................................................         307,474         2,413,020
   Union Financiere de France Banque SA.........................................          16,828           441,755
   Valeo SA.....................................................................         193,002         9,090,896
   Viel et Compagnie SA.........................................................         158,130           552,064
  #Vilmorin & Cie SA............................................................          20,195         2,024,517
   Virbac SA....................................................................          17,494         2,449,440
 #*Vivalis SA...................................................................          13,766           112,890
   VM Materiaux SA..............................................................           6,914           221,711

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
FRANCE -- (Continued)
   Vranken Pommery Monopole SA..................................................          14,162   $       475,102
   Zodiac Aerospace SA..........................................................          83,930         7,495,257
                                                                                                   ---------------
TOTAL FRANCE....................................................................                       230,860,751
                                                                                                   ---------------
GERMANY -- (12.4%)
   A.S. Creation Tapeton AG.....................................................           6,853           225,413
  *AAP Implantate AG............................................................          47,250            48,837
  *Aareal Bank AG...............................................................         423,110         9,675,114
  *Abwicklungsgesellschaft Roesch AG Medizintechnik.............................           7,300               229
  *ADVA AG Optical Networking...................................................         128,074           693,048
   AGROB Immobilien AG..........................................................           5,800            69,838
 #*Air Berlin P.L.C.............................................................         117,774           357,085
  #Aixtron SE...................................................................         314,748         4,261,605
  *Aligna AG....................................................................         318,087             5,409
  *Allgeier Holding AG..........................................................           4,828            64,017
  #Amadeus Fire AG..............................................................          16,192           635,003
  *Andreae-Noris Zahn AG........................................................          26,412           967,468
 #*Asian Bamboo AG..............................................................          29,133           569,136
  #AUGUSTA Technologie AG.......................................................          28,595           597,573
   Aurubis AG...................................................................         153,470         8,660,321
   Baader Bank AG...............................................................         132,511           361,096
 #*Balda AG.....................................................................         127,634           810,909
  #Bauer AG.....................................................................          22,564           702,834
 #*BayWa AG.....................................................................          24,073           913,496
   Bechtle AG...................................................................          46,824         1,668,986
  #Bertrandt AG.................................................................          23,001         1,709,927
  *Beta Systems Software AG.....................................................           8,550            21,436
  *Bijou Brigitte AG............................................................           1,733           160,830
   Bilfinger Berger SE..........................................................         119,363        10,973,147
  *Biolitec AG..................................................................          26,229            55,054
  #Biotest AG...................................................................          20,784         1,117,324
  *BKN International AG.........................................................          33,408               524
  *BMP Media Vestors AG.........................................................          42,481            35,546
  *Borussia Dortmund GmbH & Co. KGaA............................................         208,512           661,743
  *CANCOM AG....................................................................          11,968           135,427
  #Carl Zeiss Meditec AG........................................................          88,072         1,861,935
  *CAT Oil AG...................................................................          47,541           339,201
  *Celesio AG...................................................................         119,149         2,300,726
   CENIT AG.....................................................................           1,487            10,677
  *Centrosolar Group AG.........................................................          12,706            18,986
   Centrotec Sustainable AG.....................................................          42,634           664,613
  #Centrotherm Photovoltaics AG.................................................          28,152           426,416
   Cewe Color Holding AG........................................................          15,268           649,950
  *Colonia Real Estate AG.......................................................           3,523            16,133
   Comdirect Bank AG............................................................         139,558         1,508,374
  #CompuGroup Medical AG........................................................          19,510           211,582
 #*Conergy AG...................................................................         221,174           103,948
 #*Constantin Medien AG.........................................................         359,780           667,792
   CropEnergies AG..............................................................          68,070           444,297
   CTS Eventim AG...............................................................         106,100         3,439,960
  *Curanum AG...................................................................         100,137           262,196
  #DAB Bank AG..................................................................         130,043           591,656
   Data Modul AG................................................................          11,455           174,073
  *Delticom AG..................................................................           6,024           603,320
   Deufol AG....................................................................         113,203           150,004
   Deutsche Beteiligungs AG.....................................................          29,148           630,624
   Deutsche Wohnen AG...........................................................         271,800         3,615,341
  *Deutz AG.....................................................................         263,835         1,795,087
  *Dialog Semiconductor P.L.C...................................................         166,323         3,602,635
   DIC Asset AG.................................................................          13,115           101,194
   Dierig Holding AG............................................................          10,500           164,009

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CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
GERMANY -- (Continued)
  #Douglas Holding AG...........................................................         105,346   $     4,461,360
   Dr. Hoenle AG................................................................          14,858           187,206
   Draegerwerk AG & Co. KGaA....................................................             921            61,363
   Drillisch AG.................................................................         158,285         1,546,968
   Duerr AG.....................................................................          36,111         1,846,446
   DVB Bank SE..................................................................         173,470         5,515,080
  #Eckert & Ziegler AG..........................................................           8,538           258,562
   Elmos Semiconductor AG.......................................................          34,592           381,865
  #ElreingKlinger AG............................................................         106,886         3,216,904
  *Epigenomics AG...............................................................           4,203             6,898
   Erlus AG.....................................................................           2,970           116,547
 #*Euromicron AG................................................................          14,334           332,140
   Euwax AG.....................................................................          17,978         1,192,974
 #*Evotec AG....................................................................       1,165,338         3,996,372
   Fielmann AG..................................................................          43,018         4,467,380
 #*First Sensor AG..............................................................           4,787            53,864
  *FJA AG.......................................................................             217               380
  #Freenet AG...................................................................         372,758         5,015,115
  #Fuchs Petrolub AG............................................................         139,623         5,835,034
 #*GAGFAH SA....................................................................         281,532         1,419,044
   GBW AG.......................................................................          28,417           608,715
   Gerresheimer AG..............................................................          89,828         4,266,646
   Gerry Weber International AG.................................................          89,108         3,027,948
 #*Gesco AG.....................................................................          10,010           891,014
   GFK SE.......................................................................          72,083         3,205,371
   GFT Technologies AG..........................................................          66,050           250,702
 #*Gigaset AG...................................................................         151,718           527,536
 #*Gildemeister AG..............................................................         152,953         2,289,705
  *Grammer AG...................................................................          38,035           738,224
   Grenkeleasing AG.............................................................          32,703         1,651,778
   H&R AG.......................................................................          21,428           474,319
   Hamborner REIT AG............................................................          24,448           224,656
   Hamburger Hafen und Logistik AG..............................................          55,006         1,766,331
 #*Hansa Group AG...............................................................         146,815           663,690
  #Hawesko Holding AG...........................................................          19,463           884,932
 #*Heidelberger Druckmaschinen AG...............................................         734,833         1,638,974
  *Homag Group AG...............................................................          13,586           173,387
  *IKB Deutsche Industriebank AG................................................          21,843            11,779
   Indus Holding AG.............................................................          45,532         1,304,734
   Innovation in Traffic Systems AG.............................................          23,949           444,651
   Interseroh SE................................................................          21,642         1,494,439
 #*Intershop Communications AG..................................................          62,598           196,816
  #Isra Vision Systems AG.......................................................          10,917           226,207
  *IVG Immobilien AG............................................................         453,217         1,069,720
  *Jenoptik AG..................................................................         162,963         1,140,800
  *Joyou AG.....................................................................           2,461            26,055
  *Kampa AG.....................................................................          35,505             1,672
  #Kloeckner & Co. SE...........................................................         341,221         4,752,466
   Koenig & Bauer AG............................................................           7,004           105,397
  #Kontron AG...................................................................         189,937         1,492,934
  #Krones AG....................................................................          72,618         4,161,094
   KSB AG.......................................................................           3,584         2,042,540
 #*Kuka AG......................................................................         102,786         2,186,764
   KWS Saat AG..................................................................          17,224         3,566,742
   Leifheit AG..................................................................          12,500           372,159
  #Leoni AG.....................................................................         115,635         5,214,117
 #*Loewe AG.....................................................................          25,187           174,607
  #LPKF Laser & Electronics AG..................................................          20,347           266,551
 #*Manz AG......................................................................           5,470           150,509
 #*Masterflex AG................................................................          19,347           130,784
  *Maxdata Computer AG..........................................................          94,120            14,897

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
GERMANY -- (Continued)
   Mediclin AG..................................................................         119,554   $       601,177
 #*Medigene AG..................................................................          87,499           154,872
   Mensch und Maschine Software AG..............................................          27,532           165,762
   MLP AG.......................................................................         216,957         1,521,435
   Mobotix AG...................................................................           6,918           224,654
  *Mologen AG...................................................................          24,513           250,004
  *Morphosys AG.................................................................          62,322         1,606,929
 #*MPC Muenchmeyer Petersen Capital AG..........................................           5,101             8,855
   MTU Aero Engines Holding AG..................................................         142,908         9,993,102
  #Muehlbauer Holding & Co. AG..................................................          14,905           406,017
  #MVV Energie AG...............................................................         114,055         3,579,206
   Nemetschek AG................................................................          24,668           901,864
  *Nexus AG.....................................................................          33,813           334,295
 #*Nordex SE....................................................................         127,335           770,810
  #OHB AG.......................................................................          35,659           614,142
   Oldenburgische Landesbank AG.................................................           4,234           168,045
   P&I Personal & Informatik AG.................................................          17,889           639,254
  *Patrizia Immobilien AG.......................................................          41,920           208,975
  #Pfeiffer Vacuum Technology AG................................................          34,299         3,533,513
  *Pfleiderer AG................................................................          98,494            48,574
  *Phoenix Solar AG.............................................................           7,762            25,953
   PNE Wind AG..................................................................         167,451           384,492
  #Praktiker AG.................................................................         195,237           599,421
   Progress-Werk Oberkirch AG...................................................           6,250           307,429
   PSI AG Gesellschaft Fuer Produkte und Systeme der Informationstechnologie....          30,993           683,706
   PVA TePla AG.................................................................          46,019           202,097
 #*Q-Cells SE...................................................................         226,583            99,234
  *QSC AG.......................................................................         306,094           876,151
   R Stahl AG...................................................................          14,410           428,147
  #Rational AG..................................................................          15,420         3,456,857
  *REALTECH AG..................................................................          13,541           121,432
   Renk AG......................................................................          18,838         1,488,972
   Rheinmetall AG...............................................................         126,838         6,823,169
   Rhoen-Klinikum AG............................................................         406,308         8,438,620
   Ruecker AG...................................................................          18,869           303,648
   S.A.G. Solarstrom AG.........................................................          21,788            90,437
  *SAF-Holland SA...............................................................         110,387           669,215
   Schaltbau Holding AG.........................................................           1,921           188,427
  *Sedo Holding AG..............................................................          69,691           264,408
   Sektkellerei Schloss Wachenheim AG...........................................          14,520           145,533
  *SER Systems AG...............................................................           9,400               209
 #*SGL Carbon SE................................................................         229,387        11,597,467
 #*Singulus Technologies AG.....................................................         236,814           830,807
   Sinner AG....................................................................           2,660            52,529
   Sixt AG......................................................................          81,198         1,496,631
  *SKW Stahl-Metallurgie Holding AG.............................................          15,276           239,765
 #*Sky Deutschland AG...........................................................       1,064,773         2,512,603
  *SM Wirtschaftsberatungs AG...................................................          18,133           110,292
 #*SMA Solar Technology AG......................................................          21,782         1,348,283
  *SMT Scharf AG................................................................           2,431            73,695
   Software AG..................................................................         163,367         5,335,826
  *Solar Millennium AG..........................................................          22,486             8,896
  *Solar-Fabrik AG..............................................................          11,580            35,045
  #Solarworld AG................................................................         285,203         1,432,059
  *Solon SE.....................................................................          21,137             7,799
   Stada Arzneimittel AG........................................................         186,918         5,555,567
   STINAG Stuttgart Invest AG...................................................          35,003           701,782
  *Stoehr & Co. AG..............................................................           6,000            14,019
   STRATEC Biomedical AG........................................................          27,909         1,102,671
  *Stroer Out-of-Home Media AG..................................................          33,566           548,108
  *Sunways AG...................................................................          15,010            36,895

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
GERMANY -- (Continued)
 #*Suss Microtec AG.............................................................          59,969   $       560,554
  #Symrise AG...................................................................         330,233         9,417,387
   Syzygy AG....................................................................          30,656           134,908
  *TAG Immobilien AG............................................................         198,021         1,555,093
   Takkt AG.....................................................................         126,507         1,740,836
   TDS Informationstechnologie AG...............................................          89,063           586,337
  #Telegate AG..................................................................          16,807           122,522
  *Tipp24 SE....................................................................          10,229           442,353
  *Tom Tailor Holding AG........................................................          25,749           418,087
   Tomorrow Focus AG............................................................         113,715           520,038
 #*TUI AG.......................................................................         468,655         3,423,473
   UMS United Medical Systems International AG..................................           6,203            54,033
   UmweltBank AG................................................................          17,805           640,337
   United Internet AG...........................................................           2,465            46,150
   VBH Holding AG...............................................................           9,415            47,986
  *Verbio AG....................................................................          50,804           205,268
  #Vossloh AG...................................................................          37,975         3,885,071
   VTG AG.......................................................................          32,073           620,684
 #*Wacker Neuson SE.............................................................          46,134           679,912
  *Wanderer-Werke AG............................................................           7,903               548
   Washtec AG...................................................................           4,621            44,615
   Wincor Nixdorf AG............................................................         119,287         5,580,694
   Wirecard AG..................................................................         284,730         5,130,443
   Wuerttembergische Lebensversicherung AG......................................          27,308           493,004
   Wuerttembergische Metallwarenfabrik AG.......................................          29,451         1,155,632
   XING AG......................................................................           9,481           574,182
   Zhongde Waste Technology AG..................................................           3,057            11,621
 #*zooplus AG...................................................................           5,771           280,390
                                                                                                   ---------------
TOTAL GERMANY...................................................................                       286,998,907
                                                                                                   ---------------
GREECE -- (2.1%)
  *Aegean Airlines S.A..........................................................           5,746            10,816
  *Aegek S.A....................................................................         120,000            18,439
  *Agricultural Bank of Greece S.A..............................................          63,660            30,732
  *Alfa Alfa Energy S.A.........................................................           3,810             6,927
  *Alpha Bank A.E...............................................................         584,671         1,153,216
  *Alumil Aluminum Industry S.A.................................................          48,665            20,306
  *Alysida S.A..................................................................           2,376             6,188
  *Anek Lines S.A...............................................................         498,242            73,628
  *Astir Palace Hotels S.A......................................................          93,886           282,623
  *Athens Medical Center S.A....................................................         150,874            60,475
  *Atlantic Supermarkets S.A....................................................          34,730             3,634
  *Attica Bank S.A..............................................................         184,869            78,360
  *Atti-Kat S.A.................................................................          56,554             1,573
  *Autohellas S.A...............................................................          83,520           121,101
  *Babis Vovos International Construction S.A...................................          36,357            22,988
  *Balafas S.A..................................................................          15,200             3,778
  *Balkan Real Estate S.A.......................................................           5,450             2,428
  *Bank of Cyprus Public Co., Ltd...............................................       2,354,228         2,373,795
   Bank of Greece S.A...........................................................         133,571         2,559,652
  *Daios Plastics S.A...........................................................          16,350           108,481
  *Diagnostic & Therapeutic Center of Athens Hygeia S.A.........................         275,576           100,237
  *Dionic S.A...................................................................          16,092             4,415
  *EFG Eurobank Ergasias S.A....................................................         971,907         1,168,213
  *Elastron S.A.................................................................          93,725            61,944
  *Elbisco Holding S.A..........................................................          28,098            14,150
   Elektrak S.A.................................................................          37,275            80,994
  *Elektroniki Athinon SA.......................................................           7,497             4,864
   Ellaktor S.A.................................................................         536,022           959,686
  *Elval - Hellenic Aluminium Industry S.A......................................          28,590            44,750
  *Etma Rayon S.A...............................................................          11,242            20,734

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
GREECE -- (Continued)
   Euro Reliance General Insurance Co. S.A......................................          54,730   $        32,884
  *Euromedica S.A...............................................................          33,079            20,525
   EYDAP Athens Water Supply & Sewage Co. S.A...................................         108,270           458,663
  *F.G. Europe S.A..............................................................           4,536             2,656
  *Folli Follie Group S.A.......................................................         130,395         1,125,908
  *Forthnet S.A.................................................................         253,290            44,535
  *Fourlis Holdings S.A.........................................................         146,787           291,643
   Frigoglass S.A...............................................................         113,901           577,755
   GEK Terna S.A................................................................         296,155           334,981
  *Geniki Bank S.A..............................................................          31,074            11,671
  *Halkor S.A...................................................................         226,556           147,392
  *Hellenic Cables S.A..........................................................          64,529           144,357
   Hellenic Exchanges S.A.......................................................         261,741         1,128,166
   Hellenic Petroleum S.A.......................................................         326,121         2,460,357
  *Hellenic Sugar Industry S.A..................................................          78,005            95,691
  *Hellenic Telecommunication Organization Co. S.A..............................         501,242         1,853,619
  *Heracles General Cement Co. S.A..............................................          77,436           166,259
  *Iaso S.A.....................................................................         206,042           180,780
   Inform P. Lykos S.A..........................................................          23,285            23,715
  *Informatics S.A..............................................................           3,778             1,532
  *Intracom Holdings S.A........................................................         313,001            86,276
  *Intracom Technical & Steel Constructions S.A.................................          74,651            42,684
   Intralot S.A.-Integrated Lottery Systems & Services..........................         439,816           477,161
  *Ionian Hotel Enterprises S.A.................................................          16,914           309,746
  *Ipirotiki Software & Publications S.A........................................          22,110            56,106
   JUMBO S.A....................................................................         335,991         1,591,497
   Karelia Tobacco Co., Inc. S.A................................................           5,787           593,567
  *Kathimerini Publishing S.A...................................................          47,170            71,032
  *Lambrakis Press S.A..........................................................         115,149            17,128
  *Lamda Development S.A........................................................             905             3,004
  *Lan-Net S.A..................................................................          12,688            19,916
  *Lavipharm S.A................................................................          57,739            17,655
   Loulis Mills S.A.............................................................          41,702            77,264
  *Marfin Investment Group S.A..................................................       2,380,237         1,302,824
  *Marfin Popular Bank PCL......................................................       3,674,665         1,919,943
   Metka S.A....................................................................          99,168           905,313
  *Michaniki S.A................................................................         155,442            42,719
   Motor Oil (Hellas) Corinth Refineries S.A....................................         222,500         1,728,596
  *Mytilineos Holdings S.A......................................................         353,647         1,468,064
  *National Bank of Greece S.A..................................................         729,362         2,618,174
  *Neorion Holdings S.A.........................................................          14,991             4,477
  *OPAP S.A.....................................................................         105,430         1,079,467
  *Pegasus Publishing S.A.......................................................          94,144            92,358
  *Piraeus Bank S.A.............................................................       4,630,988         4,117,123
   Piraeus Port Authority S.A...................................................          19,968           284,264
  *Promota Hellas S.A...........................................................           8,860             2,666
  *Proton Bank S.A..............................................................         141,214                --
   Public Power Corp. S.A.......................................................         443,556         2,303,459
  *Real Estate Development & Services S.A.......................................          94,497            96,155
   S&B Industrial Minerals S.A..................................................          68,336           416,321
  *Sarantis S.A.................................................................          74,884           205,427
  *Selected Textile S.A.........................................................          60,619            45,463
  *Sfakianakis S.A..............................................................          17,776            20,682
  *Sidenor Steel Products Manufacturing Co. S.A.................................         203,373           312,454
  *Spyroy Agricultural Products S.A.............................................          61,348            30,289
  *T Bank S.A...................................................................         228,007            14,316
  *Technical Olympic S.A........................................................           2,237             4,795
  *Teletypos S.A. Mega Channel..................................................          77,669            39,086
   Terna Energy S.A.............................................................         133,693           242,659
  *Themeliodomi S.A.............................................................          37,422            18,111
   Thessaloniki Port Authority S.A..............................................           6,936            96,909


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


THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
GREECE -- (Continued)
   Thessaloniki Water Supply & Sewage Co. S.A...................................          11,146   $        50,921
   Thrace Plastics Co. S.A......................................................          99,700            64,017
   Titan Cement Co. S.A.........................................................         197,552         3,295,874
  *TT Hellenic Postbank S.A.....................................................         695,353           711,334
  *Varvaressos S.A. European Spinning Mills.....................................          10,832             1,318
  *Viohalco S.A.................................................................         603,593         2,512,613
                                                                                                   ---------------
TOTAL GREECE....................................................................                        47,913,443
                                                                                                   ---------------
IRELAND -- (2.8%)
   Abbey P.L.C..................................................................          83,845           586,738
  *Aer Lingus Group P.L.C.......................................................         758,970           866,902
  *Aminex P.L.C.................................................................         496,086            39,007
   C&C Group P.L.C. (B010DT8)...................................................         399,607         1,641,022
   C&C Group P.L.C. (B011Y09)...................................................       1,014,594         4,175,462
   DCC P.L.C. (0242493).........................................................         308,989         7,461,668
   DCC P.L.C. (4189477).........................................................          19,143           462,455
   Donegal Creameries P.L.C.....................................................          26,085           110,987
   Dragon Oil P.L.C.............................................................       1,302,149        10,699,489
  *Elan Corp. P.L.C.............................................................          74,754         1,014,545
   FBD Holdings P.L.C...........................................................         125,728         1,149,733
   Fyffes P.L.C.................................................................       1,020,533           513,774
   Glanbia P.L.C. (0066950).....................................................         700,613         4,419,796
   Glanbia P.L.C. (4058629).....................................................          69,229           436,593
   Grafton Group P.L.C..........................................................         557,027         1,959,581
  *Greencore Group P.L.C........................................................       1,476,557         1,384,452
   IFG Group P.L.C..............................................................         337,495           494,630
  *Independent News & Media P.L.C. (B59HWB1)....................................         387,242           111,500
  *Independent News & Media P.L.C. (B5TR5N4)....................................         318,060            91,571
   Irish Continental Group P.L.C................................................          91,000         1,754,628
  *Kenmare Resources P.L.C. (0487948)...........................................       4,136,548         3,173,313
  *Kenmare Resources P.L.C. (4490737)...........................................         367,050           281,054
   Kingspan Group P.L.C. (0492793)..............................................         351,640         3,289,055
   Kingspan Group P.L.C. (4491235)..............................................          80,326           752,954
  *McInerney Holdings P.L.C.....................................................         697,135            36,111
   Paddy Power P.L.C. (0258810).................................................         180,573        10,017,768
   Paddy Power P.L.C. (4828974).................................................          10,071           559,146
  *Providence Resources P.L.C...................................................          62,580           265,498
  *Smurfit Kappa Group P.L.C....................................................         456,586         3,830,722
   Total Produce P.L.C..........................................................         846,848           415,083
   United Drug P.L.C. (3302480).................................................         820,214         2,092,805
   United Drug P.L.C. (3335969).................................................          63,911           163,259
                                                                                                   ---------------
TOTAL IRELAND...................................................................                        64,251,301
                                                                                                   ---------------
ISRAEL -- (2.2%)
  *Africa Israel Investments, Ltd...............................................         254,834           891,666
  *Africa Israel Properties, Ltd................................................          31,703           260,453
   Africa Israel Residences, Ltd................................................             594             6,699
  *Airport City, Ltd............................................................          72,721           312,777
  *Alon Holdings Blue Square Israel, Ltd........................................          46,194           184,317
  *AL-ROV Israel, Ltd...........................................................          15,025           324,721
   Alrov Properties & Lodgings, Ltd.............................................           3,721            58,156
  *Alvarion, Ltd................................................................         186,966           221,799
   Amot Investments, Ltd........................................................          94,053           236,839
  *AudioCodes, Ltd..............................................................         159,083           663,980
   Avgol Industries 1953, Ltd...................................................         248,413           189,268
  *Azorim Investment Development & Construction Co., Ltd........................             189               164
  *Babylon, Ltd.................................................................           1,179             3,532
   Bayside Land Corp............................................................           2,122           459,686
   Big Shopping Centers 2004, Ltd...............................................           1,832            41,565
  *Biocell, Ltd.................................................................          16,731            98,258
  *BioLineRX, Ltd...............................................................         499,334           200,171

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CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
ISRAEL -- (Continued)
   Blue Square Real Estate, Ltd.................................................           3,782   $        75,085
   British Israel Investments, Ltd..............................................          27,461           101,799
  *Ceragon Networks, Ltd........................................................          36,335           304,381
  *Clal Biotechnology Industries, Ltd...........................................         146,663           701,632
   Clal Industries & Investments, Ltd...........................................         285,112         1,384,874
   Clal Insurance Enterprises Holdings, Ltd.....................................          83,321         1,264,236
  *Compugen, Ltd................................................................          27,479           144,161
   Delek Automotive Systems, Ltd................................................         107,838           702,887
   Delta-Galil Industries, Ltd..................................................          15,443            98,795
   Direct Insurance - I.D.I. Insurance Co., Ltd.................................          30,880            65,992
   DS Apex Holdings, Ltd........................................................          38,130           168,383
  *El Al Israel Airlines, Ltd...................................................         738,714           120,826
  *Elbit Medical Imaging, Ltd...................................................          53,265           153,401
  *Electra Real Estate, Ltd.....................................................          19,237            53,437
   Electra, Ltd.................................................................           5,423           453,161
  *Elron Electronic Industries, Ltd.............................................          57,768           245,484
  *Evogene, Ltd.................................................................          65,933           267,912
  *EZchip Semiconductor, Ltd....................................................          49,025         1,606,821
  *First International Bank of Israel, Ltd......................................          98,118           976,903
   FMS Enterprises Migun, Ltd...................................................          10,300           148,387
   Formula Systems (1985), Ltd..................................................          36,549           569,599
   Frutarom Industries, Ltd.....................................................         162,348         1,455,070
  *Gilat Satellite Networks, Ltd................................................          76,929           310,151
  *Given Imaging, Ltd...........................................................          31,987           589,207
   Golf & Co., Ltd..............................................................          57,649           220,643
   Granite Hacarmel Investments, Ltd............................................         144,714           184,331
  *Hadera Paper, Ltd............................................................           9,516           395,672
   Harel Insurance Investments & Finances, Ltd..................................          34,574         1,290,444
  *Hot Telecommunications Systems, Ltd..........................................          92,836         1,139,562
  *Industrial Building Corp., Ltd...............................................         241,071           385,110
  *Israel Cold Storage & Supply Co., Ltd........................................           1,076            13,021
  *Israel Discount Bank, Ltd. Series A..........................................         843,743         1,210,276
   Israel Land Development Co., Ltd. (The)......................................          22,615           180,058
   Ituran Location & Control, Ltd...............................................          84,441         1,107,084
  *Jerusalem Oil Exploration, Ltd...............................................          30,518           537,365
  *Kamada, Ltd..................................................................         110,315           623,250
   Kardan Vehicle, Ltd..........................................................             293             1,949
  *Kardan Yazamut...............................................................          93,269            15,953
   Maabarot Products, Ltd.......................................................          21,999           188,181
  *Magic Software Enterprises, Ltd..............................................           5,915            36,395
   Matrix IT, Ltd...............................................................         171,428           871,690
   Melisron, Ltd................................................................          36,615           666,405
  *Mellanox Technologies, Ltd...................................................          98,228         3,557,092
  *Menorah Mivtachim Holdings, Ltd..............................................         101,061           772,726
   Migdal Insurance & Financial Holding, Ltd....................................         934,324         1,373,111
   Mizrahi Tefahot Bank, Ltd....................................................          17,482           152,467
  *Naphtha Israel Petroleum Corp., Ltd..........................................         103,666           370,759
   Neto Me Holdings, Ltd........................................................           5,411           220,212
  *NICE Systems, Ltd............................................................           8,255           296,081
  *NICE Systems, Ltd. Sponsored ADR.............................................          46,380         1,667,825
  *Nitsba Holdings (1995), Ltd..................................................          84,868           721,948
  *Nova Measuring Instruments, Ltd..............................................           1,110             9,707
  *Oil Refineries, Ltd..........................................................       3,239,580         1,914,830
   Ormat Industries, Ltd........................................................         293,852         1,350,078
   Osem Investments, Ltd........................................................          89,710         1,361,918
   Partner Communications Co., Ltd..............................................          16,812           138,497
   Paz Oil Co., Ltd.............................................................          14,646         1,952,818
   Phoenix Holdings, Ltd. (The).................................................         195,715           523,538
   Plasson Industries, Ltd......................................................           8,180           196,165
  *RADVision, Ltd...............................................................          20,382           164,892
   Rami Levi Chain Stores Hashikma Marketing 2006, Ltd..........................          27,880         1,013,944

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
ISRAEL -- (Continued)
  *Retalix, Ltd.................................................................          65,875   $     1,154,499
   Scailex Corp, Ltd............................................................          29,002           129,823
   Shikun & Binui, Ltd..........................................................         794,937         1,388,296
  *Space Communication, Ltd.....................................................          11,241           204,275
   Strauss Group, Ltd...........................................................         122,758         1,504,020
  *Suny Electronic, Ltd.........................................................          33,820           101,827
   Super-Sol, Ltd. Series B.....................................................         368,517         1,379,158
  *Tower Semiconductor, Ltd.....................................................       1,325,086           967,005
  *Union Bank of Israel, Ltd....................................................         130,630           402,782
                                                                                                   ---------------
TOTAL ISRAEL....................................................................                        50,174,317
                                                                                                   ---------------
ITALY -- (7.0%)
   ACEA SpA.....................................................................         280,731         1,741,165
   Acegas-APS SpA...............................................................         110,973           523,494
 #*Acotel Group SpA.............................................................             810            25,469
 #*Aedes SpA....................................................................       1,412,879           110,593
  *Aeffe SpA....................................................................          76,830            62,322
   Aeroporto de Firenze SpA.....................................................          17,390           201,481
  #Alerion Cleanpower SpA.......................................................          74,701           403,382
  #Amplifon SpA.................................................................         244,354         1,101,162
  #Ansaldo STS SpA..............................................................         321,559         3,123,540
  #Arnoldo Mondadori Editore SpA................................................         392,186           713,308
   Ascopiave SpA................................................................         146,255           272,281
   Astaldi SpA..................................................................         228,281         1,510,845
   Autogrill SpA................................................................         397,526         4,362,738
   Azimut Holding SpA...........................................................         454,770         3,873,250
  #Banca Finnat Euramerica SpA..................................................         685,945           275,927
   Banca Generali SpA...........................................................         148,130         1,666,914
   Banca IFIS SpA...............................................................         102,347           544,206
   Banca Piccolo Credito Valtellinese Scarl.....................................         826,410         2,297,173
   Banca Popolare dell'Emilia Romagna Scarl.....................................         879,145         6,620,162
  *Banca Popolare dell'Etruria e del Lazio Scarl................................         170,033           282,972
  *Banca Popolare di Milano Scarl...............................................      12,097,469         6,338,499
   Banca Popolare di Sondrio Scarl..............................................         983,976         8,192,629
   Banca Profilo SpA............................................................         650,302           254,004
   Banco di Desio e della Brianza SpA...........................................         232,296           882,666
  #Banco Popolare Scarl.........................................................       2,127,262         3,219,125
  #BasicNet SpA.................................................................         105,627           272,271
  #Beghelli SpA.................................................................         427,981           253,768
  #Benetton Group SpA...........................................................         220,256         1,168,219
  *Biesse SpA...................................................................          54,004           251,114
   Bonifica Terreni Ferraresi e Imprese Agricole SpA............................          10,867           298,247
   Brembo SpA...................................................................         162,145         1,763,546
  *Brioschi Sviluppo Immobiliare SpA............................................         174,780            17,603
  *Buongiorno SpA...............................................................         395,420           539,768
  *Buzzi Unicem SpA.............................................................         291,869         3,109,052
  #C.I.R. SpA - Compagnie Industriali Riunite...................................       1,627,217         2,593,041
   Cairo Communication SpA......................................................          45,572           167,936
   Caltagirone Editore SpA......................................................           6,120             7,487
   Caltagirone SpA..............................................................         246,310           435,657
  *Carraro SpA..................................................................         113,633           266,546
   Cembre SpA...................................................................          40,330           333,969
   Cementir Holding SpA.........................................................         336,239           751,640
  *Class Editore SpA............................................................         165,655            49,557
   Credito Artigiano SpA........................................................         361,183           419,497
   Credito Bergamasco SpA.......................................................         129,374         3,281,382
  #Credito Emiliano SpA.........................................................         376,390         1,557,005
   CSP International Fashion Group SpA..........................................          12,861            12,211
  *Dada SpA.....................................................................           6,181            18,810
  *d'Amico International Shipping S.A...........................................         133,519            85,584
  #Danieli & Co. SpA............................................................          58,099         1,449,566

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
ITALY -- (Continued)
   Datalogic SpA................................................................          50,337   $       378,568
   Davide Campari - Milano SpA..................................................         963,690         6,426,181
  *DeA Capital SpA..............................................................         241,155           435,814
  *Delclima SpA.................................................................         305,654           211,899
  #De'Longhi SpA................................................................         305,654         3,016,689
  #DiaSorin SpA.................................................................          77,818         2,361,896
  *EEMS Italia SpA..............................................................         101,107            79,754
  *EI Towers SpA................................................................          39,294           865,791
   Elica SpA....................................................................          44,844            46,209
   Emak SpA.....................................................................          57,399            43,286
   Engineering Ingegneria Informatica SpA.......................................          15,526           457,553
   ERG SpA......................................................................         242,145         2,771,377
   Esprinet SpA.................................................................         104,855           507,321
 #*Eurotech SpA.................................................................         103,698           181,575
  #Falck Renewables SpA.........................................................         452,790           458,467
  *Fiera Milano SpA.............................................................          37,863           184,455
  #Finmeccanica SpA.............................................................         420,754         1,898,873
 #*Fondiaria - Sai SpA..........................................................         374,675           347,896
  *Gas Plus SpA.................................................................           9,819            57,358
   Gefran SpA...................................................................          32,485           154,973
 #*Gemina SpA...................................................................       2,562,430         2,130,996
  #Geox SpA.....................................................................         305,569         1,015,996
  *Gruppo Ceramiche Ricchetti SpA...............................................          44,408             9,820
  #Gruppo Editoriale L'Espresso SpA.............................................         670,242           930,043
   Gruppo MutuiOnline SpA.......................................................          33,098           143,036
   Hera SpA.....................................................................       1,822,830         2,555,751
  *I Grandi Viaggi SpA..........................................................          98,547            89,727
   Immsi SpA....................................................................         743,533           596,276
   Impregilo SpA................................................................       1,252,064         4,305,305
   Indesit Co. SpA..............................................................         185,473         1,070,832
   Industria Macchine Automatiche SpA...........................................          58,626         1,082,439
   Industria Romagnola Conduttori Elettrici SpA.................................          43,452           108,388
   Intek SpA....................................................................         267,440           133,173
   Interpump Group SpA..........................................................         255,327         1,898,664
   Iren SpA.....................................................................       1,758,434         1,635,656
   Isagro SpA...................................................................          10,591            33,479
  #Italcementi SpA..............................................................         279,135         2,093,176
   Italmobiliare SpA............................................................          46,873         1,148,383
 #*Juventus Football Club SpA...................................................         787,920           155,926
  *Kerself SpA..................................................................          35,065            69,752
   KME Group SpA................................................................       1,654,192           667,811
  #Landi Renzo SpA..............................................................         203,171           388,909
 #*Lottomatica SpA..............................................................         185,318         3,108,326
  #Maire Tecnimont SpA..........................................................         601,549           601,432
  #Marcolin SpA.................................................................          60,205           281,211
 #*Mariella Burani SpA..........................................................          32,721                --
   Marr SpA.....................................................................         132,607         1,377,584
  #Mediolanum SpA...............................................................         634,523         2,728,376
 #*Milano Assicurazioni SpA.....................................................       2,324,306           716,910
  *Molecular Medicine SpA.......................................................         105,503            63,393
  *Monrif SpA...................................................................         315,834           119,583
  *Montefibre SpA...............................................................         108,372            14,070
   Nice SpA.....................................................................          40,071           130,552
  *Pagnossin SpA................................................................           9,000                --
  *PanariaGroup Industrie Ceramiche SpA.........................................          42,000            53,364
   Piaggio & C. SpA.............................................................         547,514         1,455,566
  *Pininfarina SpA..............................................................          82,321           330,178
   Piquadro SpA.................................................................           7,354            14,513
   Pirelli & Co. SpA............................................................         462,472         4,286,195
  *Poltrona Frau SpA............................................................         140,932           158,427
  *Prelios SpA..................................................................       2,389,900           279,434

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
ITALY -- (Continued)
 #*Premafin Finanziaria SpA.....................................................         961,257   $       303,120
   Prysmian SpA.................................................................         653,038         9,829,851
 #*RCS MediaGroup SpA...........................................................         396,354           356,087
   Recordati SpA................................................................         408,182         3,237,299
   Reply SpA....................................................................          12,802           270,588
  *Retelit SpA..................................................................         113,922            49,237
  *Richard-Ginori 1735 SpA......................................................           8,489             2,138
   Sabaf SpA....................................................................          24,109           408,411
   SAES Getters SpA.............................................................          30,068           279,454
  *Safilo Group SpA.............................................................         140,163         1,002,683
  *Saras SpA....................................................................       1,269,180         1,736,953
   SAVE SpA.....................................................................           5,818            52,456
   Screen Service Broadcasting Technologies SpA.................................         152,715            74,920
 #*Seat Pagine Gialle SpA.......................................................       2,988,837           162,328
  *Snai SpA.....................................................................          67,651           157,738
   Societa Cattolica di Assicurazioni Scrl......................................         180,734         3,500,871
   Societa Iniziative Autostradali e Servizi SpA................................         220,635         1,580,754
   Sogefi SpA...................................................................         186,290           522,845
   Sol SpA......................................................................         166,511           886,181
  *Sorin SpA....................................................................       1,151,064         2,091,442
 #*Stefanel SpA.................................................................         112,528            49,374
   Tamburi Investment Partners SpA..............................................          36,591            69,466
 #*Telecom Italia Media SpA.....................................................       1,649,819           346,748
 #*Tiscali SpA..................................................................       3,437,478           160,076
  #Tod's SpA....................................................................          47,508         4,273,211
  #Trevi Finanziaria SpA........................................................         138,583         1,062,616
  *Uni Land SpA.................................................................          51,835            34,172
 #*Unipol Gruppo Finanziario SpA................................................       3,295,121           823,610
   Vianini Industria SpA........................................................          59,070            94,404
   Vianini Lavori SpA...........................................................         175,180           764,159
   Vittoria Assicurazioni SpA...................................................         121,346           572,343
 #*Yoox SpA.....................................................................         139,674         1,584,738
   Zignago Vetro SpA............................................................          34,633           212,680
                                                                                                   ---------------
TOTAL ITALY.....................................................................                       163,124,323
                                                                                                   ---------------
NETHERLANDS -- (4.5%)
   Aalberts Industries NV.......................................................         385,612         7,241,650
   Accell Group NV..............................................................          78,668         1,673,883
  *AFC Ajax NV..................................................................          18,134           168,314
 #*AMG Advanced Metallurgical Group NV..........................................         103,749         1,197,863
  #Amsterdam Commodities NV.....................................................          60,751           838,365
  *APERAM NV....................................................................         112,307         2,308,129
  #Arcadis NV...................................................................         195,117         3,772,598
  #ASM International NV.........................................................         205,174         6,794,090
  *Atag Group NV................................................................           4,630             1,756
  *Ballast Nedam NV.............................................................             475             8,623
   Batenburg Techniek NV........................................................          10,306           205,335
  #BE Semiconductor Industries NV...............................................         147,135         1,081,958
   Beter Bed Holding NV.........................................................          72,418         1,535,940
  *BinckBank NV.................................................................         207,515         2,240,619
  #Brunel International NV......................................................          51,660         1,827,497
  *Crown Van Gelder NV..........................................................          17,878            85,740
   CSM NV.......................................................................         271,908         5,056,633
   Delta Lloyd NV...............................................................          91,074         1,669,161
   DOCdata NV...................................................................          22,463           392,790
  #Exact Holding NV.............................................................          61,464         1,409,206
   Fornix Biosciences NV........................................................           2,224             1,847
  #Grontmij NV..................................................................          78,097           523,030
   Heijmans NV..................................................................          66,281           786,696
   Hunter Douglas NV............................................................           8,126           312,837
  #Imtech NV....................................................................         272,621         8,434,368

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
NETHERLANDS -- (Continued)
 #*Kardan NV....................................................................         122,078   $       277,572
   KAS Bank NV..................................................................          50,870           575,200
   Kendrion NV..................................................................          39,829           960,017
  #Koninklijke Bam Groep NV.....................................................         975,369         4,220,751
   Koninklijke Ten Cate NV......................................................         111,256         3,460,041
  *Koninklijke Wessanen NV......................................................         328,280         1,192,355
 #*LBi International NV.........................................................         154,036           404,688
   Macintosh Retail Group NV....................................................          52,629           670,171
   Mediq NV.....................................................................         247,085         3,934,104
  #Nederlandsche Apparatenfabriek NV............................................          28,810           780,424
   Nutreco NV...................................................................         145,366        10,316,511
  *Ordina NV....................................................................         192,481           262,751
 #*Pharming Group NV............................................................       1,210,244           105,959
   PostNL NV....................................................................         749,799         3,025,266
  *Qurius NV....................................................................          79,233            15,776
  *Roto Smeets Group NV.........................................................          11,826           152,194
   Royal Reesink NV.............................................................           1,428           145,522
   SBM Offshore NV..............................................................         380,277         6,462,192
   Sligro Food Group NV.........................................................          98,516         2,780,613
  *SNS Reaal Groep NV...........................................................         590,383         1,414,418
   Stern Groep NV...............................................................           1,105            28,802
   Telegraaf Media Groep NV.....................................................         163,704         2,110,505
   TKH Group NV.................................................................         136,825         3,132,576
 #*TomTom NV....................................................................         547,355         2,475,890
   Unit 4 NV....................................................................          94,079         2,202,186
   USG People NV................................................................         250,012         2,132,264
  *Wavin NV.....................................................................         168,212         2,019,772
  *Xeikon NV....................................................................          60,525           247,727
                                                                                                   ---------------
TOTAL NETHERLANDS...............................................................                       105,075,175
                                                                                                   ---------------
NORWAY -- (3.0%)
  #ABG Sundal Collier Holding ASA...............................................         743,363           567,426
  #Acta Holding ASA.............................................................         588,069           139,506
   AF Gruppen ASA...............................................................           2,718            19,226
   Aktiv Kapital ASA............................................................          82,564           415,253
  *Algeta ASA...................................................................          77,466         1,998,852
 #*Archer, Ltd..................................................................         250,707           580,176
   Arendals Fosse Kompani ASA...................................................              90            26,198
   Atea ASA.....................................................................         249,039         2,432,731
   Austevoll Seafood ASA........................................................         269,712         1,177,818
   Bonheur ASA..................................................................          68,100         1,500,971
   BW Offshore, Ltd.............................................................       1,020,566         1,543,072
  #BWG Homes ASA................................................................         241,807           524,511
   Cermaq ASA...................................................................         265,931         3,668,104
 #*Clavis Pharma ASA............................................................          73,214           796,813
  *Copeinca ASA.................................................................          76,559           484,829
  *Deep Sea Supply P.L.C........................................................         337,427           586,969
  *Det Norske Oljeselskap ASA...................................................         169,996         2,604,387
 #*DNO International ASA........................................................       3,379,836         4,696,720
  *Dockwise, Ltd................................................................          43,489           733,198
 #*DOF ASA......................................................................         143,497           687,175
  *EDB ErgoGroup ASA............................................................         266,739           476,223
  *Eitzen Chemical ASA..........................................................         297,422             7,097
   Ekornes ASA..................................................................         110,784         2,151,145
  *Electromagnetic GeoServices ASA..............................................         367,950         1,034,342
 #*Eltek ASA....................................................................       1,292,456           849,392
   Farstad Shipping ASA.........................................................          59,843         1,625,946
  *Fornebu Utvikling ASA........................................................         137,622            57,156
 #*Frontline, Ltd...............................................................          93,902           480,363
  *Funcom NV....................................................................          26,982            75,695
   Ganger Rolf ASA..............................................................          54,510         1,086,983

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
NORWAY -- (Continued)
   Golar LNG, Ltd...............................................................          27,613   $     1,130,620
  #Golden Ocean Group, Ltd......................................................         871,300           712,440
 #*Grieg Seafood ASA............................................................         122,305           117,287
  *Havila Shipping ASA..........................................................          22,400           130,538
 #*Hurtigruten ASA..............................................................         705,408           408,011
 #*Intex Resources ASA..........................................................          45,445            61,042
  *Jason Shipping ASA...........................................................           5,820             2,411
  *Kongsberg Automotive Holding ASA.............................................       1,766,658           671,887
   Kongsberg Gruppen ASA........................................................          13,181           266,430
  *Kvaerner ASA.................................................................         110,056           244,542
  *Kverneland ASA...............................................................         423,895           747,556
   Leroey Seafood Group ASA.....................................................          52,892           885,635
  *Natural ASA..................................................................         388,026            93,475
  #Nordic Semiconductor ASA.....................................................         545,850         1,706,746
 #*Norse Energy Corp. ASA.......................................................         540,000            21,172
  *Norske Skogindustrier ASA Series A...........................................          71,223            83,951
   Northern Offshore, Ltd.......................................................         232,284           516,761
 #*Norwegian Air Shuttle ASA....................................................          75,844         1,009,420
 #*Norwegian Energy Co. ASA.....................................................         720,771           732,277
   Odfjell ASA Series A.........................................................         138,810           956,631
   Olav Thon Eiendomsselskap ASA................................................          12,852         1,755,170
 #*Opera Software ASA...........................................................         295,148         1,471,641
 #*Panoro Energy ASA............................................................         144,843           118,038
  *PCI Biotech Holding ASA......................................................           3,357            21,648
  *Petrolia ASA.................................................................         699,740            89,450
 #*Photocure ASA................................................................          33,562           222,621
  *Pronova BioPharma ASA........................................................         669,131           754,049
   Prosafe ASA..................................................................         499,634         3,886,711
  *Q-Free ASA...................................................................         105,065           338,457
 #*Renewable Energy Corp. ASA...................................................         910,709           679,849
   Salmar ASA...................................................................          16,094            87,645
 #*Scana Industrier ASA.........................................................         319,755            95,891
  *Seabird Exploration P.L.C....................................................         102,669             4,550
 #*Sevan Marine ASA.............................................................          95,429           219,465
  *Siem Offshore, Inc. ASA......................................................         319,069           505,758
  #Solstad Offshore ASA.........................................................          57,727           967,151
 #*Songa Offshore SE............................................................         845,806         3,276,745
   SpareBanken 1 SMN............................................................         273,273         1,775,741
   Stolt-Nielsen, Ltd...........................................................          20,635           444,786
  #Tomra Systems ASA............................................................         625,413         4,577,165
  *TTS Marine ASA...............................................................          75,639           139,645
   Veidekke ASA.................................................................         327,908         2,387,065
   Wilh Wilhelmsen Holding ASA..................................................          62,749         1,538,768
                                                                                                   ---------------
TOTAL NORWAY....................................................................                        68,885,118
                                                                                                   ---------------
    PORTUGAL -- (1.0%)
  #Altri SGPS SA................................................................         487,743           720,562
 #*Banco BPI SA.................................................................       1,997,111         1,258,798
 #*Banco Comercial Portugues SA.................................................       8,921,215         1,579,246
   Banco Espirito Santo SA......................................................       1,603,983         2,653,948
  *Banif SGPS SA................................................................         665,658           253,128
 #*Brisa SA.....................................................................         795,552         2,333,969
   Corticeira Amorim SGPS SA....................................................         223,729           409,912
   Ibersol SGPS SA..............................................................          20,401           108,157
  *Impresa SGPS SA..............................................................         369,303           227,537
  *Investimentos Participacoes e Gestao SA......................................         232,518            42,580
   Mota-Engil SGPS SA...........................................................         359,581           488,030
   Novabase SGPS SA.............................................................          65,729           178,995
  *ParaRede SGPS SA.............................................................          66,955            10,515
 #*Portucel-Empresa Produtora de Pasta de Papel SA..............................         825,664         1,955,649
   Redes Energeticas Nacionais SA...............................................         760,719         2,054,416

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CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
PORTUGAL -- (Continued)
  *Sag Gest - Solucoes Automovel Globais SGPS SA................................         251,556   $       144,780
  *Sociedade de Investimento e Gestao SGPS SA...................................         273,584         1,887,075
  *Sonae Capital SGPS SA........................................................          41,386            11,907
 #*Sonae Industria SGPS SA......................................................         443,755           363,425
  #Sonae SGPS SA................................................................       3,277,402         1,879,437
   Sonaecom SGPS SA.............................................................         565,634           887,661
  *Sumol & Compal SA............................................................          67,967           112,606
   Teixeira Duarte SA...........................................................         734,737           192,228
   Toyota Caetano Portugal SA...................................................          53,308           271,944
   Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA.............         621,293         2,000,080
                                                                                                   ---------------
TOTAL PORTUGAL..................................................................                        22,026,585
                                                                                                   ---------------
SPAIN -- (4.6%)
  #Abengoa SA...................................................................         168,206         3,559,718
  *Adolfo Dominguez SA..........................................................          20,351           129,491
  #Almirall SA..................................................................         192,941         1,358,195
 #*Amper SA.....................................................................          96,925           224,541
   Antena 3 de Television SA....................................................         279,539         1,765,964
 #*Azkoyen SA...................................................................          70,532           115,395
   Banco de Sabadell SA Convertible Shares......................................         212,446           903,139
 #*Banco de Valencia SA.........................................................         535,721           322,300
  #Banco Pastor SA..............................................................         343,327         1,590,629
  #Bankinter SA.................................................................       1,006,147         6,764,859
  *Baron de Ley SA..............................................................          13,910           773,447
  #Bolsas y Mercados Espanoles SA...............................................         236,082         6,453,105
  #Caja de Ahorros del Mediterraneo SA..........................................         116,412           204,800
   Campofrio Food Group SA......................................................          95,179           829,996
 #*Cementos Portland Valderrivas SA.............................................          45,565           453,143
 #*Cie Automotive SA............................................................         114,494           841,134
  *Codere SA....................................................................          68,624           595,800
   Compania Vinicola del Norte de Espana SA.....................................          16,119           317,369
   Construcciones y Auxiliar de Ferrocarriles SA................................           7,518         3,918,706
  *Corporacion Dermoestetica SA.................................................          19,777            14,487
 #*Deoleo SA....................................................................       1,403,240           845,596
   Dinamia Capital Privado Sociedad de Capital Riesgo SA........................          20,213           107,030
  *Distribuidora Internacional de Alimentacion SA...............................          96,278           445,674
   Duro Felguera SA.............................................................         276,209         1,873,617
   Ebro Foods SA................................................................         340,839         6,530,855
  #Elecnor SA...................................................................         198,254         2,596,327
  *Ercros SA....................................................................         303,500           278,127
  #Faes Farma SA................................................................         649,802         1,129,429
  *Fersa Energias Renovables SA.................................................          93,691            92,302
   Fluidra SA...................................................................          51,323           131,995
   Fomento de Construcciones y Contratas SA.....................................          48,395         1,138,818
  #Gamesa Corp Tecnologica SA...................................................       1,081,002         4,240,357
  *General de Alquiler de Maquinaria SA.........................................          30,716            18,498
  *Grifols SA...................................................................           1,193            21,809
   Grupo Catalana Occidente SA..................................................         166,328         2,987,009
  #Grupo Empresarial Ence SA....................................................         867,472         2,131,816
 #*Grupo Ezentis SA.............................................................       1,009,562           285,517
  *Grupo Tavex SA...............................................................         244,131           101,109
   Iberpapel Gestion SA.........................................................          25,850           437,825
  #Indra Sistemas SA............................................................         371,374         4,898,295
  *Inmobiliaria Colonial SA.....................................................         108,920           263,133
   Inmobiliaria del Sur SA......................................................           2,902            22,780
  *Jazztel P.L.C................................................................         779,346         4,302,447
  *La Seda de Barcelona SA Series B.............................................      10,928,289           656,555
  #Laboratorios Farmaceuticos Rovi SA...........................................          47,773           306,855
  #Mediaset Espana Comunicacion SA..............................................         600,440         3,516,751
  #Melia Hotels International SA................................................         214,757         1,269,710
   Miquel y Costas & Miquel SA..................................................          34,815           868,157

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
SPAIN -- (Continued)
  *Natra SA.....................................................................         109,456   $       129,376
 #*Natraceutical SA.............................................................         645,689           132,601
 #*NH Hoteles SA................................................................         521,131         1,700,651
  *Nicolas Correa SA............................................................          15,000            19,347
  #Obrascon Huarte Lain SA......................................................         156,289         4,209,948
   Papeles y Cartones de Europa SA..............................................         226,938           779,419
   Pescanova SA.................................................................          43,729         1,508,011
   Prim SA......................................................................          39,424           199,857
 #*Promotora de Informaciones SA Series A.......................................       1,005,806         1,040,692
  #Prosegur Cia de Seguridad SA.................................................          87,574         4,044,212
 #*Quabit Inmobiliaria SA.......................................................         788,621            95,011
 #*Realia Business SA...........................................................         297,777           429,088
  *Renta Corp Real Estate SA....................................................          20,828            25,144
 #*Reyal Urbis SA...............................................................          24,393            15,322
 #*Sacyr Vallehermoso SA........................................................         420,984         2,019,036
  *Service Point Solutions SA...................................................         727,483           212,880
  *Sociedad Nacional Industrias Aplicaciones Celulosa Espanola SA...............         227,522           295,736
  #Solaria Energia y Medio Ambiente SA..........................................         231,009           304,505
  #Tecnicas Reunidas SA.........................................................          96,655         3,514,038
   Telecomunicaciones y Energia SA..............................................         146,125           282,849
 #*Tubacex SA...................................................................         427,191         1,231,166
  #Tubos Reunidos SA............................................................         416,951           913,782
   Unipapel SA..................................................................          47,385           732,975
 #*Vertice Trescientos Sesenta Grados SA........................................          57,183             9,189
   Vidrala SA...................................................................          72,437         1,726,005
   Viscofan SA..................................................................         183,430         7,078,856
 #*Vocento SA...................................................................         196,990           459,459
 #*Vueling Airlines SA..........................................................          60,195           456,059
 #*Zeltia SA....................................................................         637,268         1,461,553
                                                                                                   ---------------
TOTAL SPAIN.....................................................................                       107,661,378
                                                                                                   ---------------
SWEDEN -- (8.9%)
   Aarhuskarlshamn AB...........................................................          96,015         2,843,042
   Acando AB....................................................................         224,754           503,260
  *Active Biotech AB............................................................         145,913           583,339
  #AddNode AB...................................................................          16,923            79,780
  #AddTech AB Series B..........................................................          65,656         1,641,685
   AF AB Series B...............................................................         113,629         2,026,451
 #*Alliance Oil Co., Ltd. SDR...................................................         231,609         2,668,217
  *Anoto Group AB...............................................................          80,683            31,935
  *Arise Windpower AB...........................................................           7,968            39,273
   Aros Quality Group AB........................................................          41,400           253,203
   Atrium Ljungberg AB Series B.................................................          28,643           338,882
   Avanza Bank Holding AB.......................................................          72,516         1,877,812
   Axfood AB....................................................................          94,702         3,456,365
   Axis Communications AB.......................................................         183,851         4,288,434
   B&B Tools AB Series B........................................................          92,589           900,393
  *BE Group AB..................................................................         170,187           616,127
   Beiger Electronics AB........................................................          53,856           502,541
   Beijer Alma AB...............................................................          66,401         1,253,178
   Bergs Timber AB Series B.....................................................           8,074            16,669
  *Betsson AB...................................................................         104,736         2,685,932
   Bilia AB Series A............................................................         113,425         2,037,817
   Billerud AB..................................................................         360,484         3,172,126
   BioGaia AB Series B..........................................................          51,633         1,422,088
 #*BioInvent International AB...................................................         190,404           522,930
   Biotage AB...................................................................         143,915           113,384
  *Bjorn Borg AB................................................................          65,987           407,879
  *Black Earth Farming, Ltd. AB.................................................          36,527            78,843
   Bong Ljungdahl AB............................................................          24,800            67,618
  *Boras Waefveri AB Series B...................................................           6,564             1,274

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CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
SWEDEN -- (Continued)
   Brinova Fastigheter AB.......................................................              98   $         1,535
  *Bure Equity AB...............................................................         284,971           853,995
  *Byggmax Group AB.............................................................          73,263           374,688
   Cantena AB...................................................................          56,202           759,475
  *Castellum AB.................................................................         569,221         7,244,110
  *Catella AB...................................................................         223,918           244,654
  *CDON Group AB................................................................         117,900           732,571
  #Clas Ohlson AB Series B......................................................         133,394         1,729,032
 #*Cloetta AB...................................................................          54,749           268,689
 #*Concentric AB................................................................         172,075         1,168,664
   Concordia Maritime AB Series B...............................................          70,300           158,244
   Connecta AB..................................................................          35,507           425,344
  *Consilium AB Series B........................................................          10,856            28,215
   CyberCom Group AB............................................................          49,332            86,431
  *Dedicare AB Series B.........................................................          16,575            57,402
  *Diamyd Medical AB............................................................          17,274            23,454
   DORO AB......................................................................          94,695           420,722
  *Duni AB......................................................................         125,534         1,097,309
   East Capital Explorer AB.....................................................          47,726           379,166
   Elekta AB Series B...........................................................         223,699        10,704,037
  *Enea AB......................................................................          56,200           296,010
 #*Eniro AB.....................................................................         343,664           763,347
  *Fabege AB....................................................................         516,241         4,512,893
   Fagerhult AB.................................................................          16,891           441,512
  *Fastighets AB Balder Series B................................................         196,938           895,374
   Fenix Outdoor AB.............................................................           6,455           161,029
   G & L Beijer AB Series B.....................................................          29,138         1,064,526
  *Global Health Partner AB.....................................................             827               956
   Gunnebo AB...................................................................         174,854           707,218
  #Hakon Invest AB..............................................................         178,615         2,655,661
   Haldex AB....................................................................         196,886           982,510
   Heba Fastighets AB Series B..................................................          43,722           396,798
   Hexpol AB....................................................................          90,282         2,796,664
 #*HIQ International AB.........................................................         198,652         1,024,126
   HMS Networks AB..............................................................           7,040            92,678
   Hoganas AB Series B..........................................................          98,493         3,432,982
   Holmen AB Series B...........................................................         201,805         5,853,284
  *HQ AB........................................................................          47,592            11,848
   Hufvudstaden AB Series A.....................................................         189,483         1,996,894
  *Husqvarna AB Series A........................................................          29,526           155,866
  *Husqvarna AB Series B........................................................         603,255         3,191,129
   Industrial & Financial Systems AB Series B...................................          76,895         1,088,404
   Indutrade AB.................................................................          46,767         1,313,102
   Intrum Justitia AB...........................................................         243,444         3,841,190
   JM AB........................................................................         304,302         5,624,304
 #*KappAhl AB...................................................................         494,528           594,299
 #*Karo Bio AB..................................................................       1,093,587           215,467
  *Klovern AB...................................................................         387,861         1,495,987
  #KNOW IT AB...................................................................          72,015           609,625
  *Kungsleden AB................................................................         502,887         3,801,360
   Lagercrantz Group AB Series B................................................          75,863           574,610
   Lennart Wallenstam Byggnads AB Series B......................................         385,959         3,805,757
  *Lindab International AB......................................................         196,592         1,292,631
   Loomis AB Series B...........................................................         249,944         3,649,380
  *Lundin Petroleum AB..........................................................         391,570         8,842,421
  *Meda AB Series A.............................................................         770,903         8,156,334
  *Medivir AB Series B..........................................................          84,833           918,034
   Mekonomen AB.................................................................          69,456         2,474,266
  *Micronic Mydata AB...........................................................         374,226           622,032
  *Midsona AB Series B..........................................................           1,020             2,144
  *MQ Holding AB................................................................          18,777            60,174

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
SWEDEN -- (Continued)
  *NCC AB Series A..............................................................          19,031   $       391,531
   NCC AB Series B..............................................................         298,886         6,193,776
   Nederman Holding AB..........................................................           3,347            49,487
  *Net Entertainment NE AB......................................................          98,090           836,080
 #*Net Insight AB Series B......................................................       1,181,753           382,404
   New Wave Group AB Series B...................................................         176,018           755,614
  #NIBE Industrier AB Series B..................................................         278,938         4,259,818
 #*Nobia AB.....................................................................         596,780         2,283,024
   Nolato AB Series B...........................................................          75,775           664,266
  *Nordic Mines AB..............................................................          88,922           805,022
   Nordnet AB Series B..........................................................         298,214           802,842
  *Observer AB..................................................................           6,431            44,095
   OEM International AB Series B................................................          44,400           386,215
 #*Opcon AB.....................................................................          55,670            24,417
   Orc Group AB.................................................................          74,009           937,449
 #*Orexo AB.....................................................................          76,505           279,727
  #Oriflame Cosmetics SA SDR....................................................         135,781         4,330,860
  *PA Resources AB..............................................................       2,515,097           615,932
  *Partnertech AB...............................................................          28,800           102,122
   Peab AB Series B.............................................................         604,361         3,380,658
   Poolia AB Series B...........................................................          29,527            68,659
   Pricer AB Series B...........................................................         252,242           490,013
   ProAct IT Group AB...........................................................          29,271           637,170
   Proffice AB Series B.........................................................         231,361           893,763
   RaySearch Laboratories AB....................................................          45,598           111,215
   Readsoft AB Series B.........................................................          83,918           244,653
 #*Rederi AB Transatlantic......................................................         112,133           170,108
  *Rezidor Hotel Group AB.......................................................         264,241           998,856
 #*RNB Retail & Brands AB.......................................................         411,548           175,352
   Rottneros AB.................................................................         207,512            70,733
   Saab AB Series B.............................................................         194,153         4,162,098
   Sagax AB.....................................................................           1,718            43,336
   Sandvik AB...................................................................         107,592         1,594,656
 #*SAS AB.......................................................................         573,665           747,082
  *Sectra AB....................................................................          22,800           163,278
   Securitas AB Series B........................................................         254,999         2,402,460
 #*Semcon AB....................................................................          39,900           195,507
   Sigma AB Series B............................................................          20,898            19,116
   Sintercast AB................................................................          11,800           111,153
  #Skistar AB...................................................................          97,008         1,262,277
  #SSAB AB Series A.............................................................         341,913         3,595,393
   SSAB AB Series B.............................................................          61,649           565,060
  *Studsvik AB..................................................................          18,826           102,445
   Sweco AB Series B............................................................         187,009         1,619,850
  *Swedish Orphan Biovitrum AB..................................................         486,703         1,272,001
  *Swedol AB Class B............................................................          12,657            53,543
   Systemair AB.................................................................          13,831           185,407
  *TradeDoubler AB..............................................................         148,061           689,692
   Trelleborg AB Series B.......................................................         933,423         8,819,979
  #Unibet Group P.L.C. SDR......................................................          95,851         2,371,690
   Uniflex AB Series B..........................................................          17,950           101,850
   VBG AB Series B..............................................................             137             2,073
   Vitrolife AB.................................................................          51,263           371,821
   Wihlborgs Fastigheter AB.....................................................         225,805         3,091,582
                                                                                                   ---------------
TOTAL SWEDEN....................................................................                       206,532,250
                                                                                                   ---------------
SWITZERLAND -- (13.3%)
   Acino Holding AG.............................................................          10,072         1,134,225
  *Addex Pharmaceuticals, Ltd...................................................           1,491             9,995
   Advanced Digital Broadcast Holdings SA.......................................           2,024            20,424
  *Affichage Holding SA.........................................................           5,703           868,320

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
SWITZERLAND -- (Continued)
   AFG Arbonia-Forster Holding AG...............................................          46,165   $     1,028,009
   Allreal Holding AG...........................................................          35,406         5,367,498
   ALSO-Actebis Holding AG......................................................          16,195           692,756
  *Aryzta AG....................................................................         234,309        10,830,999
   Ascom Holding AG.............................................................         160,822         1,558,519
   Austriamicrosystems AG.......................................................          35,754         1,737,783
 #*Autoneum Holding AG..........................................................          15,956           901,737
  #Bachem Holdings AG...........................................................          24,136           880,945
   Baloise Holding AG...........................................................           8,111           622,868
   Bank Coop AG.................................................................          31,671         2,131,270
   Bank Sarasin & Cie AG Series B...............................................         182,505         5,547,969
   Banque Cantonale de Geneve SA................................................           4,021           895,215
   Banque Cantonale du Jura SA..................................................           4,442           314,875
   Banque Cantonale Vaudoise AG.................................................           6,404         3,243,373
   Banque Privee Edmond de Rothschild SA........................................             157         4,075,610
   Barry Callebaut AG...........................................................           4,093         3,853,776
   Basellandschaftliche Kantonalbank AG.........................................             445           632,565
  *Basilea Pharmaceutica AG.....................................................          20,383           863,727
  *Basler Kantonalbank AG.......................................................             192            26,469
   Belimo Holdings AG...........................................................           1,851         3,514,646
  *Bell AG......................................................................              87           163,211
   Bellevue Group AG............................................................          27,519           442,405
   Berner Kantonalbank AG.......................................................          23,232         6,331,246
 #*BKW SA.......................................................................          27,437         1,073,039
  *Bobst Group AG...............................................................          39,409         1,073,239
   Bossard Holding AG...........................................................           8,386         1,140,762
   Bucher Industries AG.........................................................          33,342         6,594,510
   Burckhardt Compression Holding AG............................................           6,936         1,745,581
  *Burkhalter Holding AG........................................................             244            64,163
   Calida Holding AG............................................................           5,995           184,854
   Carlo Gavazzi Holding AG.....................................................           1,069           215,737
   Centralschweizerische Kraftwerke AG..........................................             145            52,021
   Cham Paper Holding AG........................................................             649           117,913
   Charles Voegele Holding AG...................................................          32,044           655,839
  *Cicor Technologies...........................................................           4,889           182,542
   Cie Financiere Tradition SA..................................................           6,796           513,495
  *Clariant AG..................................................................         699,758         8,531,501
   Coltene Holding AG...........................................................          16,008           540,713
   Conzzeta AG..................................................................           1,345         2,560,489
  *Cytos Biotechnology AG.......................................................           1,934             3,728
   Daetwyler Holding AG.........................................................          29,754         2,101,004
  *Dufry AG.....................................................................          65,162         7,420,319
  #EFG International AG.........................................................         205,702         1,779,717
  *ELMA Electronic AG...........................................................             472           222,497
   Emmi AG......................................................................          13,244         2,751,919
   EMS-Chemie Holding AG........................................................          27,979         5,045,554
   Energiedienst Holding AG.....................................................          71,249         3,657,015
   Flughafen Zuerich AG.........................................................          14,140         5,376,022
   Forbo Holding AG.............................................................           6,314         3,800,671
  #Galenica Holding AG..........................................................          18,828        10,979,872
   GAM Holding AG...............................................................         780,910        10,005,364
 #*Gategroup Holding AG.........................................................          71,743         2,029,423
   George Fisher AG.............................................................          15,467         6,510,235
  *Gottex Fund Management Holdings, Ltd.........................................             824             2,243
   Gurit Holding AG.............................................................           1,489           779,725
   Helvetia Holding AG..........................................................          22,754         7,654,089
   Highlight Communications AG..................................................          44,775           213,216
 #*Huber & Suhner AG............................................................          26,723         1,250,407
   Implenia AG..................................................................          49,733         1,437,689
   Inficon Holding AG...........................................................           4,954           963,334
  *Interroll Holding AG.........................................................           2,404           887,839

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
SWITZERLAND -- (Continued)
  *Intershop Holding AG.........................................................           3,559   $     1,243,687
   Jungfraubahn Holding AG......................................................             229            13,982
   Kaba Holding AG..............................................................          11,858         4,430,555
  *Kardex AG....................................................................          21,055           329,332
   Komax Holding AG.............................................................           9,976           946,722
   Kudelski SA..................................................................         115,691         1,001,797
  *Kuoni Reisen Holding AG Series B.............................................          13,284         3,937,933
  #LEM Holding SA...............................................................           3,667         1,586,826
   Liechtensteinische Landesbank AG.............................................           8,445           358,072
 #*LifeWatch AG.................................................................          55,532           305,166
 #*Logitech International SA....................................................         676,961         5,192,348
   Lonza Group AG...............................................................         146,907         7,957,359
   Luzerner Kantonalbank AG.....................................................          17,399         5,937,067
  #Metall Zug AG................................................................             233           937,553
 #*Meyer Burger Technology AG...................................................         200,895         3,858,796
  *Micronas Semiconductor Holding AG............................................         155,041         1,302,837
  *Mikron Holding AG............................................................             585             3,874
  *Mobilezone Holding AG........................................................         119,357         1,303,937
   Mobimo Holding AG............................................................          12,293         2,841,008
  *Myriad Group AG..............................................................          27,623           120,284
   Nobel Biocare Holding AG.....................................................         478,680         6,665,592
  *OC Oerlikon Corp. AG.........................................................         372,542         2,555,564
   Orascom Development Holding AG...............................................           8,205           121,248
   Orell Fuessli Holding AG.....................................................           4,930           565,050
  *Orior AG.....................................................................             381            19,465
  *Panalpina Welttransport Holding AG...........................................          46,070         4,949,006
  *Parco Industriale e Immobiliare SA...........................................             600             2,281
   Partners Group Holding AG....................................................          15,663         2,742,017
 #*Petroplus Holdings AG........................................................         239,835            93,904
   Phoenix Mecano AG............................................................           3,100         1,737,138
  *PSP Swiss Property AG........................................................         148,327        12,393,605
   PubliGroupe SA...............................................................           2,171           309,029
  *Rieters Holdings AG..........................................................          15,956         2,960,290
   Romande Energie Holding SA...................................................           2,714         3,524,559
  *Schaffner Holding AG.........................................................           2,066           544,633
  *Schmolz & Bickenbach AG......................................................          72,817           509,707
   Schweiter Technologies AG....................................................           4,191         2,509,018
   Schweizerische National-Versicherungs-Gesellschaft AG........................          46,031         1,587,643
  *Siegfried Holding AG.........................................................           8,325           773,247
   Societa Elettrica Sopracenerina SA...........................................           2,340           499,883
   St. Galler Kantonalbank AG...................................................          10,021         4,013,303
   Straumann Holding AG.........................................................          22,005         3,964,898
   Sulzer AG....................................................................          62,393         7,836,824
   Swiss Life Holding AG........................................................          94,071         9,352,727
   Swisslog Holding AG..........................................................         914,407           827,786
   Swissquote Group Holding SA..................................................          47,450         1,901,294
   Tamedia AG...................................................................          14,891         1,860,040
   Tecan Group AG...............................................................          41,765         3,054,180
 #*Temenos Group AG.............................................................         261,165         4,715,966
  *Tornos Holding AG............................................................          38,028           397,364
  *U-Blox AG....................................................................          15,352           748,966
   Uster Technologies AG........................................................           2,848           126,679
   Valartis Group AG............................................................             936            17,229
   Valiant Holding AG...........................................................          45,575         5,683,347
   Valora Holding AG............................................................          12,202         2,825,663
   Vaudoise Assurances Holding SA...............................................           3,219           891,587
   Verwaltungs und Privat-Bank AG...............................................           7,692           700,794
  *Vetropack Holding AG.........................................................             237           458,699
   Villars Holding SA...........................................................             150            83,953
 #*Von Roll Holding AG..........................................................         152,858           427,317
   Vontobel Holdings AG.........................................................         121,104         3,275,525

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
SWITZERLAND -- (Continued)
   VZ Holding AG................................................................             801   $        82,566
   Walliser Kantonalbank AG.....................................................           1,416         1,271,604
   WMH Walter Meier Holding AG..................................................           4,738         1,116,724
  #Ypsomed Holdings AG..........................................................           6,709           394,802
   Zehnder Group AG.............................................................          35,840         2,243,121
 #*Zueblin Immobilien Holding AG................................................         261,040           664,735
   Zuger Kantonalbank AG........................................................             623         3,394,451
                                                                                                   ---------------
TOTAL SWITZERLAND...............................................................                       308,812,873
                                                                                                   ---------------
TOTAL COMMON STOCKS.............................................................                     1,979,627,522
                                                                                                   ---------------
PREFERRED STOCKS -- (0.0%)
SWEDEN -- (0.0%)
  *Klovern AB...................................................................           9,697           184,594
                                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
BELGIUM -- (0.0%)
  *Agfa-Gevaert NV STRIP VVPR...................................................         122,950               161
  *Deceuninck NV STRIP VVPR.....................................................         247,412               324
  *Nyrstar NV STRIP VVPR........................................................         178,031               465
  *RealDolmen NV STRIP VVPR.....................................................           6,067                 8
  *SAPEC SA STRIP VVPR..........................................................              75                77
  *Tessenderlo Chemie NV STRIP VVPR.............................................           3,985               365
  *Zenitel NV STRIP VVPR........................................................           8,654                11
                                                                                                   ---------------
TOTAL BELGIUM...................................................................                             1,411
                                                                                                   ---------------
GREECE -- (0.0%)
  *Bank of Cyprus Public Co., Ltd. Rights 03/19/12..............................       2,354,228           558,302
                                                                                                   ---------------
NORWAY -- (0.0%)
  *Scana Industrier ASA Rights 02/03/12.........................................         228,726            19,493
                                                                                                   ---------------
TOTAL RIGHTS/WARRANTS...........................................................                           579,206
                                                                                                   ---------------

                                                                                      SHARES/
                                                                                        FACE
                                                                                       AMOUNT           VALUE+
                                                                                   -------------   ---------------
                                                                                       (000)
SECURITIES LENDING COLLATERAL -- (14.7%)
(S)@DFA Short Term Investment Fund                                                   340,000,000       340,000,000
   @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.24%, 02/01/12
     (Collateralized by FNMA rates ranging from 3.000% to 4.000%, maturities ranging from 11/01/26 to 01/01/42, valued at $907,694) to be repurchased
     at $889,902.                                                                  $         890           889,896
                                                                                                   ---------------
TOTAL SECURITIES LENDING COLLATERAL                                                                    340,889,896
                                                                                                   ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $2,414,615,331)^^                                                                         $ 2,321,281,218
                                                                                                   ===============

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

Summary of inputs used to value the Series' investments as of January 31, 2012 is as follows (See Security Valuation Note):

                                                            VALUATION INPUTS
                                         ------------------------------------------------------
                                                 INVESTMENT IN SECURITIES (MARKET VALUE)
                                         ------------------------------------------------------
                                           LEVEL 1        LEVEL 2      LEVEL 3        TOTAL
                                         ----------   --------------   -------   --------------
Common Stocks
   Austria............................   $  117,169   $   47,265,575      --     $   47,382,744
   Belgium............................    1,166,315       66,391,139      --         67,557,454
   Denmark............................      346,074       65,196,051      --         65,542,125
   Finland............................      153,440      136,675,338      --        136,828,778
   France.............................      875,053      229,985,698      --        230,860,751
   Germany............................    1,120,826      285,878,081      --        286,998,907
   Greece.............................      117,528       47,795,915      --         47,913,443
   Ireland............................           --       64,251,301      --         64,251,301
   Israel.............................    1,683,778       48,490,539      --         50,174,317
   Italy..............................      211,899      162,912,424      --        163,124,323
   Netherlands........................      523,030      104,552,145      --        105,075,175
   Norway.............................      435,004       68,450,114      --         68,885,118
   Portugal...........................      187,360       21,839,225      --         22,026,585
   Spain..............................      147,088      107,514,290      --        107,661,378
   Sweden.............................           --      206,532,250      --        206,532,250
   Switzerland........................    1,073,039      307,739,834      --        308,812,873
Preferred Stocks
   Sweden.............................      184,594               --      --            184,594
Rights/Warrants
   Belgium............................           --            1,411      --              1,411
   Greece.............................           --          558,302      --            558,302
   Norway.............................           --           19,493      --             19,493
Securities Lending Collateral.........           --      340,889,896      --        340,889,896
                                         ----------   --------------     ---     --------------
TOTAL.................................   $8,342,197   $2,312,939,021      --     $2,321,281,218
                                         ==========   ==============     ===     ==============

               See accompanying Notes to Schedules of Investments.

                        THE CANADIAN SMALL COMPANY SERIES
                             SCHEDULE OF INVESTMENTS
                                JANUARY 31, 2012
                                   (UNAUDITED)

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
COMMON STOCKS -- (76.9%)
Consumer Discretionary -- (8.0%)
  *AlarmForce Industries, Inc...................................................           4,310   $        40,835
   Astral Media, Inc. Class A...................................................         197,447         6,941,265
   AutoCanada, Inc..............................................................             600             4,272
  *Azure Dynamics Corp..........................................................       1,049,423            73,262
 #*Ballard Power Systems, Inc...................................................         559,352           658,258
   BMTC Group, Inc. Class A.....................................................          14,059           252,521
 #*Brick, Ltd. (The)............................................................         126,524           378,550
  *Brookfield Residential Properties, Inc.......................................             800             6,949
  #Cineplex, Inc................................................................         203,159         5,101,769
  *Coastal Contacts, Inc........................................................         234,745           585,282
  #Cogeco Cable, Inc............................................................          66,661         3,211,056
   Cogeco, Inc..................................................................           5,517           255,905
  #Corus Entertainment, Inc. Class B............................................         297,800         6,186,471
  #Dollarama, Inc...............................................................         197,346         8,512,231
   Dorel Industries, Inc. Class B...............................................         108,600         2,683,862
   easyhome, Ltd................................................................           3,600            26,030
   Gamehost, Inc................................................................           3,133            36,245
   Glacier Media, Inc...........................................................         137,300           290,292
  *Glentel, Inc.................................................................          61,021         1,354,061
  *Great Canadian Gaming Corp...................................................         287,900         2,469,273
   Groupe Aeroplan, Inc.........................................................         696,151         8,650,685
 #*Imax Corp....................................................................         260,537         5,396,782
   Indigo Books & Music, Inc....................................................             746             6,354
   Le Chateau, Inc. Class A.....................................................          73,800           119,970
   Leon's Furniture, Ltd........................................................         143,275         1,800,404
   Linamar Corp.................................................................         192,980         3,314,167
  *Martinrea International, Inc.................................................         271,156         2,398,677
   MDC Partners, Inc. Class A...................................................           1,698            22,226
 #*MEGA Brands, Inc.............................................................          38,406           302,207
 #*Mood Media Corp..............................................................          58,838           168,997
   Quebecor, Inc. Class B.......................................................         111,093         3,934,290
   Reitmans Canada, Ltd.........................................................          13,456           201,967
   Reitmans Canada, Ltd. Class A................................................         204,000         2,990,725
   RONA, Inc....................................................................         677,175         6,382,072
  *Sears Canada, Inc............................................................          22,245           258,678
   Torstar Corp. Class B........................................................         234,377         2,024,239
   TVA Group, Inc. Class B......................................................           7,000            61,434
  #Uni-Select, Inc..............................................................          59,751         1,573,179
  *Whistler Blackcomb Holdings, Inc.............................................           1,200            13,164
  #Yellow Media, Inc............................................................         393,969            76,617
                                                                                                   ---------------
Total Consumer Discretionary....................................................                        78,765,223
                                                                                                   ---------------
Consumer Staples -- (2.5%)
   Alliance Grain Traders, Inc..................................................          73,850         1,387,588
   Andrew Peller, Ltd. Class A..................................................             400             3,862
  *Atrium Innovations, Inc......................................................         130,236         1,532,647
 #*BioExx Specialty Proteins, Ltd...............................................         540,917           105,195
   Canada Bread Co., Ltd........................................................          14,021           629,246
   Colabor Group, Inc...........................................................          72,224           810,332
   Corby Distilleries, Ltd. Class A.............................................          64,158         1,010,327
  *Cott Corp....................................................................         473,596         3,315,692
  *GLG Life Tech Corp...........................................................          28,148            39,301
   High Liner Foods, Inc........................................................           4,300            77,277
   Jean Coutu Group PJC, Inc. Class A (The).....................................         400,161         5,339,737
  #Liquor Stores N.A., Ltd......................................................          46,446           743,914
   Maple Leaf Foods, Inc........................................................         338,626         3,745,250
  #North West Co., Inc. (The)...................................................         153,173         2,963,555
  #Premium Brands Holdings Corp.................................................          75,395         1,285,783

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
Consumer Staples -- (Continued)
   Rogers Sugar, Inc............................................................          96,076   $       535,619
  *SunOpta, Inc.................................................................         193,373           950,762
  *Sun-Rype Products, Ltd.......................................................             100               598
                                                                                                   ---------------
Total Consumer Staples..........................................................                        24,476,685
                                                                                                   ---------------
Energy -- (18.9%)
  *Advantage Oil & Gas, Ltd.....................................................       1,098,231         3,910,127
   Akita Drilling, Ltd. Class A.................................................          42,000           407,141
  #AltaGas, Ltd.................................................................         276,864         8,360,868
 #*Anderson Energy, Ltd.........................................................         614,395           294,115
  *Angle Energy, Inc............................................................         302,132         1,645,199
 #*Antrim Energy, Inc...........................................................         583,256           767,825
 #*Arsenal Energy, Inc..........................................................         495,150           335,795
  #AvenEx Energy Corp...........................................................         151,696           839,646
 #*Bankers Petroleum, Ltd.......................................................         822,220         4,395,232
 #*Bellatrix Exploration, Ltd...................................................         533,443         2,479,151
  *Bengal Energy, Ltd...........................................................             600               539
 #*Birchcliff Energy, Ltd.......................................................         359,000         4,801,227
  *BlackPearl Resources, Inc....................................................         961,330         4,601,959
 #*BNK Petroleum, Inc...........................................................         210,347           373,409
  #Bonterra Energy Corp.........................................................          50,962         2,708,960
  *C&C Energia, Ltd.............................................................          52,376           452,877
   Calfrac Well Services, Ltd...................................................         128,764         3,331,144
  *Calmena Energy Services, Inc.................................................          95,771            23,878
  *Calvalley Petroleum, Inc. Class A............................................         347,439           595,986
  #Canadian Energy Services & Technology Corp...................................         149,083         1,653,339
   Canyon Services Group, Inc...................................................         148,092         1,682,226
  #Cathedral Energy Services, Ltd...............................................         126,806           904,222
  *CE Franklin, Ltd.............................................................          20,400           171,916
  *Celtic Exploration, Ltd......................................................         269,000         4,957,734
  *Cequence Energy, Ltd.........................................................         442,773           794,845
  *Chinook Energy, Inc..........................................................          99,283           145,553
 #*CIC Energy Corp..............................................................          31,465            25,104
  *Compton Petroleum Corp.......................................................           5,126            21,982
 #*Connacher Oil & Gas, Ltd.....................................................       1,609,005         1,556,532
 #*Corridor Resources, Inc......................................................         367,780           333,779
  *Crew Energy, Inc.............................................................         408,869         5,586,422
  *Crocotta Energy, Inc.........................................................         145,120           516,683
  *Delphi Energy Corp...........................................................         438,869           814,098
 #*Denison Mines Corp...........................................................       2,168,583         3,719,919
  #Enbridge Income Fund Holdings, Inc...........................................          88,606         1,906,085
   Enerflex, Ltd................................................................         279,959         3,445,392
   Ensign Energy Services, Inc..................................................         226,952         3,530,918
  *Epsilon Energy, Ltd..........................................................         203,642           649,900
  *Equal Energy, Ltd............................................................          87,320           369,240
  *Essential Energy Services, Ltd...............................................         363,641           743,457
  *Fairborne Energy, Ltd........................................................         544,251         1,313,541
 #*Flint Energy Services, Ltd...................................................         189,506         2,793,357
 #*Forsys Metals Corp...........................................................         109,974            74,581
  *GeoMark Exploration, Ltd.....................................................          78,540            66,579
  *Gran Tierra Energy, Inc......................................................         976,891         5,572,770
  *Guide Exploration, Ltd. Class A..............................................         611,603         1,579,786
 #*Ivanhoe Energy, Inc..........................................................         970,349         1,006,446
  #Keyera Corp..................................................................          91,381         4,279,697
  *Legacy Oil & Gas, Inc........................................................         478,695         5,934,157
 #*Mega Uranium, Ltd............................................................         796,410           238,280
 #*MGM Energy Corp..............................................................          19,000             4,169
  *Midway Energy, Ltd...........................................................         327,154         1,066,913
  #Mullen Group, Ltd............................................................         276,357         5,319,328
  #NAL Energy Corp..............................................................         546,413         3,961,726
 #*North American Energy Partners, Inc..........................................          58,856           376,251


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


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CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
Energy -- (Continued)
  *Nuvista Energy, Ltd..........................................................         481,347   $     2,083,421
 #*Open Range Energy Corp.......................................................         244,459           302,313
 #*Pace Oil & Gas, Ltd..........................................................         178,777         1,051,944
  *Paramount Resources, Ltd. Class A............................................         136,127         4,683,735
  *Parex Resources, Inc.........................................................           8,441            68,861
  #Parkland Fuel Corp...........................................................         223,367         2,855,854
   Pason Systems, Inc...........................................................         239,900         3,110,302
   Perpetual Energy, Inc........................................................         394,093           341,938
  #PetroBakken Energy, Ltd. Class A.............................................         207,305         3,035,043
 #*Petrobank Energy & Resources, Ltd............................................         345,015         4,803,440
   Petrominerales, Ltd..........................................................          94,300         1,968,384
  #Peyto Exploration & Development Corp.........................................          99,046         1,948,916
  #PHX Energy Services Corp.....................................................          33,949           336,206
  #Poseidon Concepts Corp.......................................................         216,077         3,191,483
  *Precision Drilling Corp......................................................          43,254           443,885
  #Progress Energy Resources Corp...............................................         107,975         1,143,607
  #Provident Energy, Ltd........................................................         225,714         2,525,692
   Pulse Seismic, Inc...........................................................         266,280           440,835
 #*Questerre Energy Corp........................................................         732,660           504,174
  *RMP Energy, Inc..............................................................         450,693         1,042,792
  *Rock Energy, Inc.............................................................         112,952           217,410
  *Savanna Energy Services Corp.................................................         324,088         2,310,990
  *Secure Energy Services, Inc..................................................          90,327           768,415
   ShawCor, Ltd. Class A........................................................         222,500         6,612,646
  *Sonde Resources Corp.........................................................          85,770           221,546
 #*Southern Pacific Resource Corp...............................................       1,523,609         2,507,185
  *SouthGobi Resources, Ltd.....................................................         455,682         3,281,165
 #*Sprott Resource Corp.........................................................         386,304         1,506,381
  *Terra Energy Corp............................................................         115,780            46,765
 #*Tethys Petroleum, Ltd........................................................         298,489           193,495
   Total Energy Services, Inc...................................................         121,629         2,040,291
  *TransGlobe Energy Corp.......................................................         258,208         2,515,899
  #Trilogy Energy Corp..........................................................         191,610         5,971,689
  #Trinidad Drilling, Ltd.......................................................         489,733         3,277,260
 #*Twin Butte Energy, Ltd.......................................................         612,521         1,563,831
  *UEX Corp.....................................................................         608,088           509,418
 #*Uranium One, Inc.............................................................         179,870           459,227
 #*Ur-Energy, Inc...............................................................         309,416           428,930
  #Veresen, Inc.................................................................         278,043         4,181,598
  *Vero Energy, Inc.............................................................         218,138           600,440
  *Westfire Energy, Ltd.........................................................         152,738           772,296
 #*Whitecap Resources, Inc......................................................          80,600           751,581
  *Winstar Resources, Ltd.......................................................          78,401           347,945
  *Xtreme Coil Drilling Corp....................................................         119,619           382,943
  #Zargon Oil & Gas, Ltd........................................................          75,607         1,100,890
  *ZCL Composite, Inc...........................................................          90,700           280,413
                                                                                                   ---------------
Total Energy....................................................................                       186,175,479
                                                                                                   ---------------
Financials -- (5.9%)
   AGF Management, Ltd. Class B.................................................         334,079         5,237,580
   Altus Group, Ltd.............................................................          11,726            64,202
   Brookfield Real Estate Services, Inc.........................................           8,075           102,679
  #Canaccord Capital, Inc.......................................................         289,695         2,265,093
  #Canadian Western Bank........................................................         271,572         7,169,154
  #Cash Store Financial Services, Inc. (The)....................................          51,170           348,550
   Clairvest Group, Inc.........................................................           1,900            28,840
   Davis & Henderson Corp.......................................................         218,644         3,894,467
 #*Dundee Capital Markets, Inc..................................................         189,580           211,758
  *EGI Financial Holdings, Inc..................................................          14,650           102,274
   E-L Financial Corp., Ltd.....................................................             711           269,452
   Equitable Group, Inc.........................................................          52,295         1,432,675


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CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
Financials -- (Continued)
  *Equity Financial Holdings, Inc...............................................             800   $         7,859
   Fiera Sceptre, Inc...........................................................          36,300           235,315
   Firm Capital Mortgage Investment Corp........................................           2,494            32,882
   First National Financial Corp................................................          11,440           200,802
  *FirstService Corp............................................................         113,979         3,372,651
  *Genesis Land Development Corp................................................          69,817           206,102
  #Genworth MI Canada, Inc......................................................          79,056         1,792,893
   Gluskin Sheff & Associates, Inc..............................................          61,507           925,028
   GMP Capital, Inc.............................................................         255,500         2,030,852
   Guardian Capital Group, Ltd. Class A.........................................           8,727            83,989
   Home Capital Group, Inc......................................................         120,600         6,194,176
  #Killam Properties, Inc.......................................................         123,543         1,482,220
  *Kingsway Financial Services, Inc.............................................         223,835           133,939
   Laurentian Bank of Canada....................................................          93,000         4,285,030
  *Mainstreet Equity Corp.......................................................           6,225           137,264
   Melcor Developments, Ltd.....................................................          10,557           147,400
   MI Developments, Inc.........................................................          62,160         2,172,841
  *Pacific & Western Credit Corp................................................           8,800            16,499
  #Sprott Resource Lending Corp.................................................         750,703         1,108,049
   Sprott, Inc..................................................................         248,556         1,698,024
   TMX Group, Inc...............................................................         231,476         9,896,655
 #*Westaim Corp.................................................................         165,381            85,767
                                                                                                   ---------------
Total Financials................................................................                        57,372,961
                                                                                                   ---------------
Health Care -- (1.7%)
 #*AEterna Zentaris, Inc........................................................         303,003           522,784
  *Bioniche Life Sciences, Inc..................................................          46,000            33,031
 #*Burcon NutraScience Corp.....................................................          61,538           408,126
  *Cangene Corp.................................................................         140,432           247,895
  *Cardiome Pharma Corp.........................................................         278,700           650,402
  #CML HealthCare, Inc..........................................................         209,865         2,176,719
   Futuremed Healthcare Products Corp...........................................          34,438           277,510
  *Helix BioPharma Corp.........................................................          13,153            23,480
 #*IMRIS, Inc...................................................................          74,879           201,629
  #Leisureworld Senior Care Corp................................................          61,974           741,067
   MDS, Inc.....................................................................         464,108         4,508,240
 #*Oncolytics Biotech, Inc......................................................         205,321           991,078
  *Paladin Labs, Inc............................................................          50,700         2,281,424
  *Patheon, Inc.................................................................          18,420            24,800
  *ProMetic Life Sciences, Inc..................................................         648,697            80,869
  *QLT, Inc.....................................................................         226,610         1,595,559
 #*Resverlogix Corp.............................................................         112,020           165,343
 #*Theratechnologies, Inc.......................................................         277,500           727,860
  *Transition Therapeutics, Inc.................................................          50,610            72,682
  *TSO3, Inc....................................................................         161,145           281,244
 #*YM Biosciences, Inc..........................................................         242,157           478,180
                                                                                                   ---------------
Total Health Care...............................................................                        16,489,922
                                                                                                   ---------------
Industrials -- (7.6%)
  #Aecon Group, Inc.............................................................         226,967         2,546,503
  #AG Growth International, Inc.................................................          47,439         1,741,527
  *Air Canada Class A...........................................................         313,328           337,483
   Algoma Central Corp..........................................................           2,569           253,646
   Armtec Infrastructure, Inc...................................................          12,800            26,935
  *ATS Automation Tooling System, Inc...........................................         343,717         2,396,112
 #*Bird Construction, Inc.......................................................          58,619           754,149
  #Black Diamond Group, Ltd.....................................................          96,291         1,722,809
   CAE, Inc.....................................................................          79,988           882,285
  #Canadian Helicopters Group, Inc..............................................          14,988           367,413
   CanWel Building Materials Group, Ltd.........................................          42,900           106,961
   Cargojet, Inc................................................................           1,944            17,255


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CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
Industrials -- (Continued)
   Chorus Aviation, Inc.........................................................           2,381   $         8,335
  #Churchill Corp. Class A (The)................................................          78,605           982,269
  *Clarke, Inc..................................................................          48,894           204,802
   Contrans Group, Inc. Class A.................................................          80,442           714,006
  #DirectCash Payments, Inc.....................................................          14,454           302,717
 #*Electrovaya, Inc.............................................................         141,865           113,186
 #*Exchange Income Corp.........................................................          16,211           403,052
   Exco Technologies, Ltd.......................................................          10,400            40,969
  *Garda World Security Corp. Class A...........................................         112,940           905,593
   Genivar, Inc.................................................................          75,593         1,981,235
 #*GLV, Inc. Class A............................................................          68,673           267,104
  *Heroux-Devtek, Inc...........................................................          88,827           646,691
   Horizon North Logistics, Inc.................................................         223,852         1,145,269
   IBI Group, Inc...............................................................          11,796           163,052
   K-Bro Linen, Inc.............................................................           7,158           156,695
   Morneau Shepell, Inc.........................................................          54,382           595,506
   Newalta Corp.................................................................         166,722         2,321,172
   Progressive Waste Solutions, Ltd.............................................         209,167         4,749,908
   Richelieu Hardware, Ltd......................................................          61,562         1,829,608
  #Ritchie Brothers Auctioneers, Inc............................................         244,637         5,765,206
  #Rocky Mountain Dealerships, Inc..............................................          40,941           371,968
   Russel Metals, Inc...........................................................         244,400         6,052,111
  *Stantec, Inc.................................................................         169,895         4,727,307
  #Student Transportation, Inc..................................................         223,274         1,525,309
  #Superior Plus Corp...........................................................         391,430         2,467,176
  *Swisher Hygiene, Inc.........................................................          22,407            78,649
   Toromont Industries, Ltd.....................................................         282,567         6,273,004
  #Transcontinental, Inc. Class A...............................................         273,264         3,501,987
   TransForce, Inc..............................................................         314,697         5,084,364
   Vicwest, Inc.................................................................          22,593           253,487
  #Wajax Corp...................................................................          39,142         1,627,826
   WaterFurnace Renewable Energy, Inc...........................................          29,581           517,749
   Westjet Airlines, Ltd........................................................           1,420            17,617
 #*Westport Innovations, Inc....................................................         189,501         7,869,574
                                                                                                   ---------------
Total Industrials...............................................................                        74,817,581
                                                                                                   ---------------
Information Technology -- (3.5%)
 #*5N Plus, Inc.................................................................         183,848           946,101
   Aastra Technologies, Ltd.....................................................          27,505           463,309
 #*Absolute Software Corp.......................................................         160,300           759,375
  *AXIA NetMedia Corp...........................................................         182,767           271,590
  *Calian Technologies, Ltd.....................................................          15,606           291,046
  *Celestica, Inc...............................................................         854,007         7,273,581
 #*COM DEV International, Ltd...................................................         295,951           584,405
   Computer Modelling Group, Ltd................................................         113,038         1,632,383
 #*Constellation Software, Inc..................................................          25,316         2,239,483
  *Descartes Systems Group, Inc. (The)..........................................         205,447         1,647,346
 #*DragonWave, Inc..............................................................         146,883           604,993
   Enghouse Systems, Ltd........................................................          39,542           542,238
   Evertz Technologies, Ltd.....................................................         133,981         1,864,002
  *EXFO, Inc....................................................................          83,877           529,512
   Gennum Corp..................................................................         130,300         1,751,714
   MacDonald Dettweiler & Associates, Ltd.......................................         112,853         4,971,295
  *March Networks Corp..........................................................           8,829            42,089
   Mediagrif Interactive Technologies, Inc......................................           1,786            29,087
  *Miranda Technologies, Inc....................................................          84,901           848,417
  *Points International, Ltd....................................................          46,889           380,181
  *Redknee Solutions, Inc.......................................................         122,828           124,947
  *Ruggedcom, Inc...............................................................          32,125         1,051,183
 #*Sandvine Corp................................................................         511,691           709,335
  *Sierra Wireless, Inc.........................................................         127,100           921,529


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CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
Information Technology -- (Continued)
  *Smart Technologies, Inc. Class A.............................................          13,981   $        58,423
  *Softchoice Corp..............................................................           6,973            84,494
  *Vecima Network, Inc..........................................................          30,729           109,714
   Wi-Lan, Inc..................................................................         666,819         3,803,934
                                                                                                   ---------------
Total Information Technology....................................................                        34,535,706
                                                                                                   ---------------
Materials -- (25.9%)
   Aberdeen International, Inc..................................................         122,333            73,202
  *Ainsworth Lumber Co., Ltd....................................................         227,838           304,481
  *Alacer Gold Corp.............................................................         144,558         1,368,161
   Alamos Gold, Inc.............................................................         423,220         8,669,531
 #*Alexco Resource Corp.........................................................         231,426         1,777,182
 #*Almaden Minerals, Ltd........................................................         108,300           273,261
  *Altius Minerals Corp.........................................................         112,600         1,265,585
   Amerigo Resources, Ltd.......................................................         504,854           443,075
  *Anvil Mining, Ltd............................................................         387,530         2,929,568
  *Argonaut Gold, Inc...........................................................         353,205         2,980,068
 #*Atna Resource, Ltd...........................................................         162,447           181,451
 #*Augusta Resource Corp........................................................         308,545           978,531
  *Aura Minerals, Inc...........................................................         530,169           608,053
 #*AuRico Gold, Inc.............................................................         967,321         9,155,157
 #*Aurizon Mines, Ltd...........................................................         615,868         3,427,290
 #*Avalon Rare Metals, Inc......................................................         352,025         1,193,662
 #*Avion Gold Corp..............................................................       1,620,486         2,472,667
 #*B2Gold Corp..................................................................       1,186,631         4,520,724
 #*Baja Mining Corp.............................................................         886,518           804,559
 #*Brigus Gold Corp.............................................................         664,229           775,055
  *Canadian Zinc Corp...........................................................         280,925           179,308
   Canam Group, Inc. Class A....................................................         194,100           799,474
  #Canexus Corp.................................................................          98,274           710,568
 #*Canfor Corp..................................................................         386,055         4,516,231
   Canfor Pulp Products, Inc....................................................         141,242         1,834,019
  *Capstone Mining Corp.........................................................       1,050,432         3,624,708
 #*Cardero Resource Corp........................................................         239,934           344,575
 #*Carpathian Gold, Inc.........................................................         587,371           316,326
   Cascades, Inc................................................................         489,976         2,198,955
   CCL Industries, Inc. Class B.................................................         101,640         3,216,353
 #*China Gold International Resources Corp., Ltd................................         722,757         2,321,011
 #*Claude Resources, Inc........................................................         934,700         1,305,056
 #*Cline Mining Corp............................................................         519,100         1,040,581
  *Colossus Minerals, Inc.......................................................         311,816         2,267,018
 #*Copper Mountain Mining Corp..................................................         366,515         1,908,057
 #*Crocodile Gold Corp..........................................................         343,215           201,952
 #*Duluth Metals, Ltd...........................................................         388,214           979,537
 #*Dundee Precious Metals, Inc..................................................         410,967         3,856,786
  *Dynasty Metals & Mining, Inc.................................................         108,369           241,012
  *Eastern Platinum, Ltd........................................................       3,177,460         1,711,208
 #*Eastmain Resources, Inc......................................................         274,250           333,684
 #*Eco Oro Minerals Corp........................................................         261,445           432,830
 #*Endeavour Mining Corp........................................................         403,333         1,041,820
  *Endeavour Silver Corp........................................................         298,199         3,372,471
 #*Entree Gold, Inc.............................................................         286,898           363,379
  *Euro Goldfields, Ltd.........................................................         521,960         6,673,509
  *Excellon Resources, Inc......................................................         806,900           482,836
  *Exeter Resource Corp.........................................................          74,037           280,583
  *Fibrek, Inc..................................................................          97,662            98,373
 #*First Majestic Silver Corp...................................................         362,183         7,480,612
  *First Nickel, Inc............................................................          50,300             6,772
 #*Formation Capital Corp.......................................................         173,581            95,212
  *Fortress Paper, Ltd. Class A.................................................          47,133         1,852,980
  *Fortuna Silver Mines, Inc....................................................         466,668         3,127,565


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


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CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
Materials -- (Continued)
 #*Fortune Minerals, Ltd........................................................         214,672   $       211,953
 #*Golden Star Resources, Ltd...................................................       1,045,709         2,283,936
 #*Grande Cache Coal Corp.......................................................         334,014         3,201,231
 #*Great Basin Gold, Ltd........................................................       1,488,730         1,870,749
 #*Great Panther Silver, Ltd....................................................         556,609         1,487,695
  *Guyana Goldfields, Inc.......................................................         230,342         1,888,313
  *Hanfeng Evergreen, Inc.......................................................          80,688           200,372
  *Harry Winston Diamond Corp...................................................         268,729         3,143,703
 #*High River Gold Mines, Ltd...................................................         597,342           732,752
  #HudBay Minerals, Inc.........................................................         657,566         7,679,364
  *Imperial Metals Corp.........................................................         168,580         2,621,085
 #*Inter-Citic Minerals, Inc....................................................         283,484           356,228
  *International Forest Products, Ltd. Class A..................................         188,500           851,606
  *International Minerals Corp..................................................          39,700           227,660
 #*International Tower Hill Mines, Ltd..........................................         220,027         1,189,335
  *Intertape Polymer Group, Inc.................................................         173,590           669,984
 #*Jaguar Mining, Inc...........................................................         362,916         2,613,198
 #*Katanga Mining, Ltd..........................................................       1,003,662         1,271,218
 #*Keegan Resources, Inc........................................................         271,644         1,126,996
  *Kimber Resources, Inc........................................................          21,200            24,314
 #*Kirkland Lake Gold, Inc......................................................         217,180         3,861,892
  *La Mancha Resources, Inc.....................................................         344,099         1,087,857
  *Labrador Iron Mines Holdings, Ltd............................................         123,133           725,756
 #*Lake Shore Gold Corp.........................................................       1,280,732         1,890,379
 #*Laramide Resources, Ltd......................................................          20,368            19,501
  *Lundin Mining Corp...........................................................         177,800           899,019
 #*MAG Silver Corp..............................................................         156,360         1,300,531
  #Major Drilling Group International, Inc......................................         319,200         5,348,120
  *MDN, Inc.....................................................................         220,980            60,606
 #*Mercator Minerals, Ltd.......................................................         905,221         1,570,843
   Methanex Corp................................................................         289,704         7,887,623
 #*Migao Corp...................................................................         156,300           592,341
  *Minco Base Metals Corp.......................................................           2,780                --
 #*Minco Silver Corp............................................................         125,224           322,208
  *Minefinders Corp.............................................................         305,883         4,328,792
 #*Minera Andes Acquisition Corp................................................         329,375         1,938,079
 #*Nautilus Minerals, Inc.......................................................          89,354           206,743
 #*Neo Material Technologies, Inc...............................................         405,900         3,380,139
 #*Nevada Copper Corp...........................................................         160,491           755,478
 #*NGEx Resources, Inc..........................................................         287,000           787,125
  *Norbord, Inc.................................................................          78,010           774,887
 #*North American Palladium, Ltd................................................         486,662         1,368,691
  *Northern Dynasty Minerals, Ltd...............................................         203,498         1,514,007
 #*Northland Resources SA.......................................................          54,983           109,670
 #*NovaGold Resources, Inc......................................................         612,655         6,342,235
  *OceanaGold Corp..............................................................       1,086,216         2,773,225
  *Oromin Explorations, Ltd.....................................................         168,799           166,661
 #*Orvana Minerals Corp.........................................................         302,452           340,850
 #*Peregrine Diamonds, Ltd......................................................         260,272           184,296
 #*Petaquilla Minerals, Ltd.....................................................         520,982           311,747
  *Phoscan Chemical Corp........................................................         432,579           129,424
  *Pilot Gold, Inc..............................................................          86,150           122,863
  *Platinum Group Metals, Ltd...................................................         241,887           260,535
 #*PolyMet Mining Corp..........................................................         423,377           633,355
  *Primero Mining Corp..........................................................         160,126           511,023
 #*Quadra FNX Mining, Ltd.......................................................         483,002         7,244,789
  *Queenston Mining, Inc........................................................         220,773         1,127,314
  *Richmont Mines, Inc..........................................................         103,444         1,287,505
 #*Rubicon Minerals Corp........................................................         508,405         2,175,184
  *Sabina Gold & Silver Corp....................................................         383,055         1,623,600
 #*San Gold Corp................................................................         898,095         1,737,613

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
Materials -- (Continued)
 #*Scorpio Mining Corp..........................................................         782,699   $     1,693,883
 #*Seabridge Gold, Inc..........................................................         121,852         2,462,074
   SEMAFO, Inc..................................................................         941,785         6,292,968
   Sherritt International Corp..................................................       1,571,926         9,923,498
  *Shore Gold, Inc..............................................................         837,013           313,035
  *Silver Standard Resources, Inc...............................................         246,993         4,256,546
   Silvercorp Metals, Inc.......................................................          36,000           296,559
 #*St. Andrew Goldfields, Ltd...................................................         580,353           251,774
   Stella-Jones, Inc............................................................          32,540         1,351,642
 #*Stornoway Diamond Corp.......................................................         297,297           260,917
  *Sulliden Gold Corp., Ltd.....................................................         659,525         1,045,821
 #*Tanzanian Royalty Exploration Corp...........................................         350,339         1,153,006
 #*Taseko Mines, Ltd............................................................         793,230         2,887,493
 #*Tembec, Inc..................................................................         280,756         1,050,000
 #*Thompson Creek Metals Co., Inc...............................................         614,828         5,199,702
  *Timminco, Ltd................................................................          69,822            10,445
  *Timmins Gold Corp............................................................          86,098           245,577
 #*Torex Gold Resources, Inc....................................................         818,006         1,917,138
  *Virginia Mines, Inc..........................................................          99,162           890,055
   Wesdome Gold Mines, Ltd......................................................         325,464           623,208
   West Fraser Timber Co., Ltd..................................................         131,316         6,326,794
  *Western Forest Products, Inc.................................................         116,719           100,108
   Winpak, Ltd..................................................................          66,195           808,705
 #*Yukon-Nevada Gold Corp.......................................................       1,741,678           503,727
                                                                                                   ---------------
Total Materials.................................................................                       254,635,497
                                                                                                   ---------------
Telecommunication Services -- (0.3%)
   Manitoba Telecom Services, Inc...............................................          89,417         2,831,345
  *Wireless Matrix Corp.........................................................         111,939            85,961
                                                                                                   ---------------
Total Telecommunication Services................................................                         2,917,306
                                                                                                   ---------------
Utilities -- (2.6%)
  #Algonquin Power & Utilities Corp.............................................         468,286         2,797,480
 #*Alterra Power Corp...........................................................         915,570           474,814
  #Atlantic Power Corp..........................................................         268,030         3,980,220
  *Boralex, Inc. Class A........................................................          94,733           798,338
   Capital Power Corp...........................................................         107,181         2,625,277
  #Capstone Infrastructure Corp.................................................         218,803           870,673
  #Innergex Renewable Energy, Inc...............................................         247,896         2,543,981
  #Just Energy Group, Inc.......................................................         516,478         6,186,198
  *Maxim Power Corp.............................................................          92,234           188,571
  #Northland Power, Inc.........................................................         258,985         4,455,462
 #*Ram Power Corp...............................................................         561,037           195,834
   Valener, Inc.................................................................          42,710           694,724
                                                                                                   ---------------
Total Utilities.................................................................                        25,811,572
                                                                                                   ---------------
TOTAL COMMON STOCKS.............................................................                       755,997,932
                                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 #*Compton Petroleum Corp. Warrants 08/23/14....................................           7,790             9,789
  *Duluth Metals, Ltd. Warrants 01/18/13........................................          24,225            10,872
                                                                                                   ---------------
TOTAL RIGHTS/WARRANTS...........................................................                            20,661
                                                                                                   ---------------

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

                                                                                      SHARES/
                                                                                        FACE
                                                                                       AMOUNT           VALUE+
                                                                                   -------------   ---------------
                                                                                       (000)
SECURITIES LENDING COLLATERAL -- (23.1%)
(S)@DFA Short Term Investment Fund..............................................     223,000,000   $   223,000,000
   @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.24%, 02/01/12
      (Collateralized by FNMA rates ranging from 3.000% to 4.000%, maturities ranging from 11/01/26 to 01/01/42, valued at $4,354,487) to be
       repurchased at $4,269,133................................................   $       4,269         4,269,105
                                                                                                   ---------------
TOTAL SECURITIES LENDING COLLATERAL.............................................                       227,269,105
                                                                                                   ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $989,396,994)^^........................................................                   $   983,287,698
                                                                                                   ===============

Summary of inputs used to value the Series' investments as of January 31, 2012 is as follows (See Security Valuation Note):

                                                              VALUATION INPUTS
                                           ------------------------------------------------------
                                                   INVESTMENT IN SECURITIES (MARKET VALUE)
                                           ------------------------------------------------------
                                              LEVEL 1        LEVEL 2     LEVEL 3        TOTAL
                                           ------------   ------------   -------   --------------
Common Stocks
   Consumer Discretionary...............   $ 78,765,223             --      --     $  78,765,223
   Consumer Staples.....................     24,476,685             --      --        24,476,685
   Energy...............................    186,175,479             --      --       186,175,479
   Financials...........................     57,161,203   $    211,758      --        57,372,961
   Health Care..........................     16,489,922             --      --        16,489,922
   Industrials..........................     74,817,581             --      --        74,817,581
   Information Technology...............     34,535,706             --      --        34,535,706
   Materials............................    254,625,052         10,445      --       254,635,497
   Telecommunication Services...........      2,917,306             --      --         2,917,306
   Utilities............................     25,811,572             --      --        25,811,572
Rights/Warrants.........................          9,789         10,872      --            20,661
Securities Lending Collateral...........             --    227,269,105      --       227,269,105
                                           ------------   ------------     ---     -------------
TOTAL...................................   $755,785,518   $227,502,180      --     $ 983,287,698
                                           ============   ============     ===     =============

               See accompanying Notes to Schedules of Investments.

                           THE EMERGING MARKETS SERIES
                             SCHEDULE OF INVESTMENTS
                                JANUARY 31, 2012
                                   (UNAUDITED)

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
COMMON STOCKS -- (84.6%)
BRAZIL -- (5.9%)
   AES Tiete SA.................................................................          42,245   $       533,624
   All America Latina Logistica SA..............................................         247,431         1,423,238
   Amil Participacoes SA........................................................         119,903         1,200,265
   Banco Bradesco SA............................................................         173,900         2,581,826
   Banco do Brasil SA...........................................................         435,918         6,783,774
   Banco Santander Brasil SA....................................................          52,300           484,924
   Banco Santander Brasil SA ADR................................................         605,084         5,518,366
   BM&F Bovespa SA..............................................................       1,241,486         7,809,027
   BR Malls Participacoes SA....................................................         286,523         3,127,286
   Brasil Telecom SA............................................................           2,841            19,090
   Brasil Telecom SA ADR........................................................           2,209            14,093
  #BRF - Brasil Foods SA ADR....................................................         594,060        11,899,022
   CCR SA.......................................................................         510,800         3,555,018
  *Centrais Eletricas Brasileiras SA............................................          61,700           633,880
   Centrais Eletricas Brasileiras SA ADR........................................          96,323         1,410,169
   Centrais Eletricas Brasileiras SA Sponsored ADR..............................         100,200         1,023,042
   CETIP SA.....................................................................         115,900         1,787,720
   Cia de Bebidas das Americas..................................................          26,390           785,417
  *Cia de Saneamento Basico do Estado de Sao Paulo..............................          22,000           734,592
 #*Cia de Saneamento Basico do Estado de Sao Paulo ADR..........................          29,318         1,931,763
   Cia Energetica de Minas Gerais SA............................................          29,100           490,996
   Cia Hering SA................................................................          74,400         1,788,462
   Cia Siderurgica Nacional SA..................................................         704,052         7,354,023
   Cielo SA.....................................................................         141,447         4,213,780
   Cosan SA Industria e Comercio................................................         182,046         2,945,536
   CPFL Energia SA..............................................................          62,270           919,509
  #CPFL Energia SA ADR..........................................................          14,853           440,391
   Cyrela Brazil Realty SA Empreendimentos e Participacoes......................         204,097         1,890,047
   Diagnosticos da America SA...................................................          20,093           193,202
   Duratex SA...................................................................          79,400           444,898
   EcoRodovias Infraestrutura e Logistica SA....................................         115,988           816,536
  *Embraer SA...................................................................         164,400         1,134,766
   Embraer SA ADR...............................................................          84,300         2,311,506
   Energias do Brazil SA........................................................          56,500         1,316,134
  #Fibria Celulose SA Sponsored ADR.............................................         156,426         1,249,844
   Gerdau SA....................................................................         131,807         1,041,058
   Itau Unibanco Holding SA.....................................................         113,883         1,987,347
  *JBS SA.......................................................................         535,590         1,958,803
   Light SA.....................................................................          34,700           544,968
   Localiza Rent a Car SA.......................................................          55,600           912,983
   Lojas Americanas SA..........................................................          57,784           504,353
   Lojas Renner SA..............................................................          57,600         1,945,055
  *MPX Energia SA...............................................................          21,600           579,808
   MRV Engenharia e Participacoes SA............................................          62,940           484,514
   Multiplan Empreendimentos Imobiliarios SA....................................          46,100         1,055,403
   Natura Cosmeticos SA.........................................................         117,400         2,514,370
   PDG Realty SA Empreendimentos e Participacoes................................         842,700         3,414,787
   Petroleo Brasileiro SA.......................................................          98,000         1,509,375
   Petroleo Brasilerio SA ADR...................................................       1,013,139        30,951,396
   Porto Seguro SA..............................................................          78,600           934,365
   Redecard SA..................................................................         193,700         3,492,188
   Souza Cruz SA................................................................         369,370         4,807,391
   Tele Norte Leste Participacoes SA............................................          59,254           675,222
   Telefonica Brasil SA.........................................................          27,446           684,893
   Tim Participacoes SA.........................................................         253,900         1,409,587
 #*Tim Participacoes SA ADR.....................................................          47,642         1,374,472
   Totvs SA.....................................................................          16,000           275,092
   Tractebel Energia SA.........................................................         111,900         1,943,135

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
BRAZIL -- (Continued)
   Usinas Siderurgicas de Minas Gerais SA.......................................          39,100   $       379,095
   Vale SA Sponsored ADR........................................................         788,623        19,952,162
   WEG Industrias SA............................................................         278,866         3,109,152
                                                                                                   ---------------
TOTAL BRAZIL....................................................................                       169,206,740
                                                                                                   ---------------
CHILE -- (1.6%)
   AES Gener SA.................................................................       1,174,103           679,217
   Aguas Andinas SA Series A....................................................       1,232,058           730,764
  #Banco de Chile SA Series F ADR...............................................          47,286         4,250,539
   Banco de Credito e Inversiones SA............................................          18,767         1,198,362
   Banco Santander Chile SA ADR.................................................          47,185         3,845,578
   CAP SA.......................................................................          46,476         1,946,773
   Cencosud SA..................................................................         586,773         3,336,585
  *Cia Cervecerias Unidas SA....................................................           3,978            49,829
   Cia Cervecerias Unidas SA ADR................................................          14,357           899,610
   Colbun SA....................................................................       5,081,989         1,331,076
  *Compania Sud Americana de Vapores SA.........................................       1,153,872           232,441
   Corpbanca SA.................................................................      51,286,871           758,036
   E.CL SA......................................................................         270,312           779,264
   Embotelladora Andina SA Series A ADR.........................................          23,068           519,491
  #Embotelladora Andina SA Series B ADR.........................................          19,587           542,560
  #Empresa Nacional de Electricidad SA Sponsored ADR............................         134,338         6,299,109
   Empresas CMPC SA.............................................................         647,250         2,576,755
   Empresas Copec SA............................................................         271,128         4,053,077
   Enersis SA Sponsored ADR.....................................................         270,752         4,957,469
   ENTEL Chile SA...............................................................          70,233         1,278,138
  #Lan Airlines SA Sponsored ADR................................................         140,160         3,518,016
   Molibdenos y Metales SA......................................................             517             7,383
   Ripley Corp. SA..............................................................         529,281           556,079
   S.A.C.I. Falabella SA........................................................         218,403         1,867,977
  *Sigdo Koppers SA.............................................................          51,266            98,028
  *Sonda SA.....................................................................         205,057           558,317
  #Vina Concha Y Toro SA Sponsored ADR..........................................          16,866           695,722
                                                                                                   ---------------
TOTAL CHILE.....................................................................                        47,566,195
                                                                                                   ---------------
CHINA -- (13.4%)
  #Agile Property Holdings, Ltd.................................................         900,000         1,000,296
  *Agricultural Bank of China, Ltd. Series H....................................       9,494,000         4,688,346
   Air China, Ltd. Series H.....................................................       1,238,000           979,376
 #*Alibaba.com, Ltd.............................................................         758,000           814,835
  #Aluminum Corp. of China, Ltd. ADR............................................         112,680         1,371,316
  #Angang Steel Co., Ltd. Series H..............................................       1,016,000           727,865
   Anhui Conch Cement Co., Ltd. Series H........................................         554,500         1,868,153
  #Anta Sports Products, Ltd....................................................         457,000           458,343
   Bank of China, Ltd. Series H.................................................      48,700,100        20,750,137
   Bank of Communications Co., Ltd. Series H....................................       4,308,515         3,444,426
   BBMG Corp. Series H..........................................................         710,000           535,091
   Beijing Enterprises Holdings, Ltd............................................         629,472         3,646,648
   Belle International Holdings, Ltd............................................       2,387,000         3,870,711
 #*Brilliance China Automotive Holdings, Ltd....................................       1,530,000         1,635,466
 #*BYD Co., Ltd. Series H.......................................................         415,886         1,297,692
   China Agri-Industries Holdings, Ltd..........................................       1,018,202           825,465
   China BlueChemical, Ltd. Series H............................................       1,284,000           974,276
   China Citic Bank Corp., Ltd. Series H........................................       5,022,928         3,178,358
   China Coal Energy Co., Ltd. Series H.........................................       3,184,777         3,981,193
   China Communications Construction Co., Ltd. Series H.........................       2,283,000         2,121,737
  #China Communications Services Corp., Ltd. Series H...........................       2,892,000         1,287,917
   China Construction Bank Corp. Series H.......................................      31,437,590        25,051,914
   China COSCO Holdings Co., Ltd. Series H......................................       1,739,000           989,657
 #*China Eastern Airlines Corp., Ltd. ADR.......................................           2,800            50,428
  *China Eastern Airlines Corp., Ltd. Series H..................................         668,000           237,976

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
CHINA -- (Continued)
   China Everbright, Ltd........................................................         634,000   $     1,036,917
  #China Life Insurance Co., Ltd. ADR...........................................         323,770        14,226,454
   China Longyuan Power Group Corp. Series H....................................       1,387,000         1,046,372
   China Mengniu Dairy Co., Ltd.................................................         805,000         2,138,308
  #China Merchants Bank Co., Ltd. Series H......................................       2,871,534         6,301,472
   China Merchants Holdings International Co., Ltd..............................       1,072,854         3,556,149
  #China Minsheng Banking Corp., Ltd. Series H..................................       2,500,000         2,317,076
   China Mobile, Ltd. Sponsored ADR.............................................         797,772        40,750,194
  #China Molybdenum Co., Ltd. Series H..........................................         511,322           252,187
  #China National Building Material Co., Ltd. Series H..........................       1,525,916         1,834,861
   China Oilfield Services, Ltd. Series H.......................................         950,000         1,538,910
  #China Overseas Land & Investment, Ltd........................................       2,456,000         4,544,102
   China Pacific Insurance Group Co., Ltd. Series H.............................       1,054,600         3,509,149
   China Petroleum & Chemical Corp. ADR.........................................         106,449        12,789,847
   China Petroleum & Chemical Corp. Series H....................................       2,542,000         3,057,418
   China Railway Construction Corp., Ltd. Series H..............................       1,239,500           803,729
   China Railway Group, Ltd. Series H...........................................       1,758,000           629,229
  #China Resources Cement Holdings, Ltd.........................................         808,000           581,739
   China Resources Enterprise, Ltd..............................................       1,035,000         3,559,592
 #*China Resources Gas Group, Ltd...............................................         462,000           665,348
  #China Resources Land, Ltd....................................................       1,036,000         1,833,316
   China Resources Power Holdings Co., Ltd......................................         552,000         1,078,782
   China Shenhua Energy Co., Ltd. Series H......................................       2,191,000         9,622,390
 #*China Shipping Container Lines Co., Ltd. Series H............................       3,884,000           864,438
   China Shipping Development Co., Ltd. Series H................................       1,414,000           978,046
 #*China Southern Airlines Co., Ltd. ADR........................................          10,900           280,675
 #*China Southern Airlines Co., Ltd. Series H...................................         488,000           249,186
   China State Construction International Holdings, Ltd.........................         594,000           470,296
  *China Taiping Insurance Holdings Co., Ltd....................................         525,400           975,426
   China Telecom Corp., Ltd. ADR................................................          49,067         2,752,168
   China Telecom Corp., Ltd. Series H...........................................       2,306,000         1,293,709
   China Unicom Hong Kong, Ltd. ADR.............................................         470,600         8,691,982
  #China Yurun Food Group, Ltd..................................................         817,000         1,348,915
   Citic Pacific, Ltd...........................................................       1,136,000         2,172,965
   CNOOC, Ltd...................................................................       1,028,000         2,086,360
  #CNOOC, Ltd. ADR..............................................................         104,300        21,214,620
   COSCO Pacific, Ltd...........................................................       1,097,818         1,528,972
  #Country Garden Holdings Co., Ltd.............................................       3,457,000         1,492,677
  #CSR Corp., Ltd. Series H.....................................................       1,005,000           662,363
  #Datang International Power Generation Co., Ltd. Series H.....................       1,390,000           461,903
  #Dongfang Electric Co., Ltd. Series H.........................................         196,000           578,643
   Dongfeng Motor Corp. Series H................................................       1,522,000         2,844,022
   ENN Energy Holdings, Ltd.....................................................         460,000         1,397,497
  #Evergrande Real Estate Group, Ltd............................................       5,180,000         2,454,403
  #Fosun International, Ltd.....................................................       1,554,441           952,215
  #GCL-Poly Energy Holdings, Ltd................................................       5,633,814         1,933,288
  #Golden Eagle Retail Group, Ltd...............................................         336,000           772,071
  #GOME Electrical Appliances Holding, Ltd......................................       8,312,000         1,981,660
  #Great Wall Motor Co., Ltd. Series H..........................................         798,500         1,364,957
   Guangdong Investment, Ltd....................................................       1,564,000           905,225
   Guangshen Railway Co., Ltd...................................................         238,000            86,774
  #Guangshen Railway Co., Ltd. Sponsored ADR....................................          29,254           534,178
   Guangzhou Automobile Group Co., Ltd. Series H................................         620,259           672,782
   Guangzhou R&F Properties Co., Ltd. Series H..................................         474,800           464,392
  *Haier Electronics Group Co., Ltd.............................................         144,000           148,072
   Hengan International Group Co., Ltd..........................................         409,000         3,654,759
  #Huabao International Holdings, Ltd...........................................       1,005,000           682,251
  #Huaneng Power International, Inc. ADR........................................          34,452           828,915
   Huaneng Power International, Inc. Series H...................................         136,000            82,580
   Industrial & Commercial Bank of China, Ltd. Series H.........................      36,966,185        25,864,701
   Jiangsu Express Co., Ltd. Series H...........................................         764,000           759,885

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
CHINA -- (Continued)
   Jiangxi Copper Co., Ltd. Series H............................................         785,000   $     1,991,425
   Kingboard Chemical Holdings, Ltd.............................................         596,351         2,049,334
   Kunlun Energy Co., Ltd.......................................................       1,262,000         1,987,317
   Lenovo Group, Ltd............................................................       3,041,278         2,421,029
  #Longfor Properties Co., Ltd..................................................         942,000         1,237,138
  #Maanshan Iron & Steel Co., Ltd. Series H.....................................       1,620,000           558,786
  #Metallurgical Corp of China, Ltd. Series H...................................       1,857,000           432,671
 #*Minmetals Resources, Ltd.....................................................         388,000           181,966
   Nine Dragons Paper Holdings, Ltd.............................................         686,000           461,658
  #Parkson Retail Group, Ltd....................................................         841,500         1,000,525
   PetroChina Co., Ltd. ADR.....................................................         141,210        20,546,055
   PICC Property & Casualty Co., Ltd. Series H..................................       1,308,000         1,721,195
   Ping An Insurance Group Co. of China, Ltd. Series H..........................       1,116,500         8,815,311
  #Renhe Commercial Holdings Co., Ltd...........................................       8,722,000         1,033,487
  *Sany Heavy Equipment International Holdings Co., Ltd.........................         477,000           418,640
   Shandong Weigao Group Medical Polymer Co., Ltd. Series H.....................         664,000           608,295
   Shanghai Electric Group Co., Ltd. Series H...................................       2,392,000         1,101,336
   Shanghai Industrial Holdings, Ltd............................................         589,274         1,882,121
  #Shimao Property Holdings, Ltd................................................       1,577,871         1,614,845
   Shougang Fushan Resources Group, Ltd.........................................         968,000           388,654
  #Sino-Ocean Land Holdings, Ltd................................................       1,068,500           549,588
   Sinopec Shanghai Petrochemical Co., Ltd. Series H............................         952,000           339,709
   Sinopec Shanghai Petrochemical Co., Ltd. Sponsored ADR.......................           6,545           231,693
  #Sinopec Yizheng Chemical Fibre Co., Ltd. Series H............................         888,000           224,064
  #Sinopharm Group Co., Ltd. Series H...........................................         444,400         1,054,811
  #Soho China, Ltd..............................................................       2,899,263         1,901,612
   Tencent Holdings, Ltd........................................................         700,600        17,107,391
  #Tingyi (Cayman Islands) Holding Corp.........................................       1,112,000         3,258,281
  #Tsingtao Brewery Co., Ltd. Series H..........................................         170,000           920,636
   Want Want China Holdings, Ltd................................................       2,752,000         2,556,819
   Weichai Power Co., Ltd. Series H.............................................         227,000         1,217,181
 #*Xinjiang Goldwind Science & Technology Co., Ltd. Series H....................         299,000           171,307
  #Yanzhou Coal Mining Co., Ltd. Sponsored ADR..................................         105,796         2,516,887
   Zhaojin Mining Industry Co., Ltd. Series H...................................         485,000           867,990
   Zhejiang Expressway Co., Ltd. Series H.......................................         876,000           613,774
  #Zhongsheng Group Holdings, Ltd...............................................         231,000           462,481
   Zhuzhou CSR Times Electric Co., Ltd. Series H................................          95,000           209,795
  #Zijin Mining Group Co., Ltd. Series H........................................       2,543,000         1,113,458
  #ZTE Corp. Series H...........................................................         460,838         1,248,726
                                                                                                   ---------------
TOTAL CHINA.....................................................................                       386,967,125
                                                                                                   ---------------
COLOMBIA -- (0.4%)
  #Bancolombia SA Sponsored ADR.................................................          64,224         3,982,530
   Ecopetrol SA Sponsored ADR...................................................         127,440         6,508,361
                                                                                                   ---------------
TOTAL COLOMBIA..................................................................                        10,490,891
                                                                                                   ---------------
CZECH REPUBLIC -- (0.5%)
   CEZ A.S......................................................................         184,371         7,459,194
   Komercni Banka A.S...........................................................          14,663         2,809,575
  *Philip Morris CR A.S.........................................................              12             7,265
   Telefonica Czech Republic A.S................................................         142,100         2,833,597
  *Unipetrol A.S................................................................             947             8,424
                                                                                                   ---------------
TOTAL CZECH REPUBLIC............................................................                        13,118,055
                                                                                                   ---------------
EGYPT -- (0.1%)
   Commercial International Bank Egypt S.A.E. Sponsored GDR.....................         169,926           666,805
  *Egyptian Financial Group-Hermes Holding GDR..................................             564             2,030
   Orascom Construction Industries GDR..........................................          39,927         1,656,999
  *Orascom Telecom Holding S.A.E. GDR...........................................         246,435           754,978


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CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
EGYPT -- (Continued)
  *Orascom Telecom Media & Technology Holding S.A.E. GDR........................         246,435   $       224,256
                                                                                                   ---------------
TOTAL EGYPT.....................................................................                         3,305,068
                                                                                                   ---------------
HUNGARY -- (0.4%)
  *Egis Pharmaceuticals P.L.C...................................................             286            21,033
   ELMU NYRT....................................................................             133            13,720
   Magyar Telekom Telecommunications P.L.C......................................         255,186           607,447
  *MOL Hungarian Oil & Gas P.L.C................................................          42,653         3,573,284
  #OTP Bank P.L.C...............................................................         249,448         4,474,814
   Richter Gedeon NYRT..........................................................          13,851         2,278,789
   Tisza Chemical Group P.L.C...................................................          24,314           240,736
                                                                                                   ---------------
TOTAL HUNGARY...................................................................                        11,209,823
                                                                                                   ---------------
INDIA -- (8.2%)
   ACC, Ltd.....................................................................          43,053         1,034,887
   Adani Enterprises, Ltd.......................................................         140,472         1,183,114
  *Adani Power, Ltd.............................................................         335,085           543,180
   Aditya Birla Nuvo, Ltd.......................................................          31,068           511,371
   Allahabad Bank, Ltd..........................................................         168,800           550,242
   Ambuja Cements, Ltd..........................................................         859,949         2,790,243
  *Andhra Bank, Ltd.............................................................          59,863           123,508
  *Apollo Hospitals Enterprise, Ltd.............................................          34,389           418,196
   Asea Brown Boveri India, Ltd.................................................          44,468           729,673
  *Ashok Leyland, Ltd...........................................................         490,039           271,126
   Asian Paints, Ltd............................................................          29,464         1,779,610
   Axis Bank, Ltd...............................................................         227,042         4,920,680
   Bajaj Auto, Ltd..............................................................          88,932         2,876,006
   Bajaj Finserv, Ltd...........................................................          24,264           220,369
   Bajaj Holdings & Investment, Ltd.............................................          18,717           254,593
   Bank of India................................................................          70,281           488,411
   Bharat Electronics, Ltd......................................................          13,836           390,502
  *Bharat Forge, Ltd............................................................          19,904           117,463
   Bharat Heavy Electricals, Ltd................................................         288,424         1,458,740
   Bharat Petroleum Corp., Ltd..................................................          74,031           855,328
   Bharti Airtel, Ltd...........................................................         867,263         6,389,434
   Bhushan Steel, Ltd...........................................................          22,550           161,065
  *Biocon, Ltd..................................................................          21,170           113,397
   Bosch, Ltd...................................................................          13,445         1,978,684
   Cadila Healthcare, Ltd.......................................................          17,884           239,141
  *Cairn India, Ltd.............................................................         315,045         2,160,292
   Canara Bank..................................................................          59,667           567,013
   Central Bank of India........................................................          31,634            54,167
   Cipla, Ltd...................................................................         354,995         2,503,931
   Colgate-Palmolive (India), Ltd...............................................          15,524           313,309
   Container Corp. of India.....................................................           8,340           164,865
  *Coromandel International, Ltd................................................          35,181           189,001
   Corporation Bank.............................................................           6,356            53,119
  *Crisil, Ltd..................................................................           3,185            57,908
   Crompton Greaves, Ltd........................................................         169,046           454,322
   Cummins India, Ltd...........................................................          42,903           363,441
   Dabur India, Ltd.............................................................         495,434           941,129
  *Dish TV (India), Ltd.........................................................         218,853           276,341
   Divi's Laboratories, Ltd.....................................................          33,413           531,165
   DLF, Ltd.....................................................................         300,559         1,307,314
   Dr. Reddy's Laboratories, Ltd................................................          22,080           753,203
  #Dr. Reddy's Laboratories, Ltd. ADR...........................................          83,498         2,851,457
  *Engineers India, Ltd.........................................................          30,240           140,958
  *Essar Oil, Ltd...............................................................         217,316           269,086
   Exide Industries, Ltd........................................................         131,662           351,980
  *Federal Bank, Ltd............................................................          69,838           562,957
   GAIL India, Ltd..............................................................         102,223           769,520


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


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CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
INDIA -- (Continued)
   GAIL India, Ltd. Sponsored GDR...............................................          28,791   $     1,304,198
  *Gillette India, Ltd..........................................................             837            32,096
  *GlaxoSmithKline Consumer Healthcare, Ltd.....................................           4,527           235,439
   GlaxoSmithKline Pharmaceuticals, Ltd.........................................          24,027           937,753
   Glenmark Pharmaceuticals, Ltd................................................         101,902           608,856
  *GMR Infrastructure, Ltd......................................................         684,313           404,012
   Godrej Consumer Products, Ltd................................................          58,902           529,773
   Grasim Industries, Ltd.......................................................           6,300           334,429
   HCL Technologies, Ltd........................................................         177,470         1,563,493
   HDFC Bank, Ltd...............................................................       1,530,370        15,108,848
   Hero Honda Motors, Ltd. Series B.............................................          89,012         3,351,774
   Hindalco Industries, Ltd.....................................................         699,812         2,067,736
   Hindustan Petroleum Corp, Ltd................................................          43,201           257,312
   Hindustan Unilever, Ltd......................................................         894,265         6,855,288
  #ICICI Bank, Ltd. Sponsored ADR...............................................         306,356        11,093,151
   IDBI Bank, Ltd...............................................................         346,191           707,749
  *Idea Cellular, Ltd...........................................................         805,036         1,541,760
   Indian Bank..................................................................         126,858           570,580
   Indian Oil Corp., Ltd........................................................         205,284         1,198,268
   Indian Overseas Bank.........................................................          62,877           111,369
   IndusInd Bank, Ltd...........................................................          51,381           302,708
   Infosys, Ltd.................................................................         214,112        11,766,886
  #Infosys, Ltd. Sponsored ADR..................................................         188,659        10,374,358
   Infrastructure Development Finance Co., Ltd..................................         601,656         1,616,100
   ITC, Ltd.....................................................................       2,298,662         9,442,250
   Jaiprakash Associates, Ltd...................................................       1,336,264         1,881,153
  *Jaiprakash Power Ventures, Ltd...............................................         322,080           286,309
   Jindal Steel & Power, Ltd....................................................         373,815         4,087,993
   JSW Energy, Ltd..............................................................         274,414           298,918
   JSW Steel, Ltd...............................................................         124,632         1,757,280
   Kotak Mahindra Bank, Ltd.....................................................         158,594         1,593,415
   Larsen & Toubro, Ltd.........................................................         211,722         5,599,657
   LIC Housing Finance, Ltd.....................................................          53,635           271,170
   Lupin, Ltd...................................................................         146,419         1,400,800
   Mahindra & Mahindra, Ltd.....................................................         298,575         4,054,473
   Mangalore Refinery & Petrochemicals, Ltd.....................................         399,619           494,075
   Marico, Ltd..................................................................          48,958           150,228
   Maruti Suzuki India, Ltd.....................................................          97,051         2,315,462
  *Motherson Sumi Systems, Ltd..................................................          20,853            69,475
  *Mphasis, Ltd.................................................................          43,107           328,521
   Mundra Port & Special Economic Zone, Ltd.....................................         174,944           515,362
   Nestle India, Ltd............................................................           3,464           297,424
  *NHPC, Ltd....................................................................       1,476,445           614,265
   NTPC, Ltd....................................................................         312,039         1,082,964
   Oil & Natural Gas Corp., Ltd.................................................         699,873         3,899,563
   Oil India, Ltd...............................................................          21,233           521,903
  *Oracle Financial Services Software, Ltd......................................          14,000           561,640
   Oriental Bank of Commerce....................................................          85,829           443,397
   Pantaloon Retail India, Ltd..................................................           2,667             9,077
  *Patni Computer Systems, Ltd..................................................          12,307           115,723
   Petronet LNG, Ltd............................................................         113,332           376,769
   Piramal Healthcare, Ltd......................................................          48,017           396,514
   Power Grid Corp. of India, Ltd...............................................         741,612         1,556,911
   Proctor & Gamble Hygiene & Health Care, Ltd..................................           7,710           285,991
   Ranbaxy Laboratories, Ltd....................................................         131,027         1,190,769
   Reliance Capital, Ltd........................................................          97,310           705,706
   Reliance Communications, Ltd.................................................         523,134         1,043,957
   Reliance Energy, Ltd.........................................................         111,967         1,210,193
   Reliance Industries, Ltd.....................................................       1,432,266        23,565,994
  *Reliance Power, Ltd..........................................................         421,833           863,336
   Rural Electrification Corp., Ltd.............................................          47,495           182,198

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CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
INDIA -- (Continued)
  *Satyam Computer Services, Ltd................................................         345,226   $       511,318
   Sesa Goa, Ltd................................................................         563,951         2,474,985
   Shree Cement, Ltd............................................................             585            26,724
   Shriram Transport Finance Co., Ltd...........................................          76,457           893,695
   State Bank of India..........................................................          68,766         2,858,940
   Steel Authority of India, Ltd................................................         234,277           480,485
   Sterlite Industries (India), Ltd.............................................       1,725,980         3,998,535
   Sun Pharmaceuticals Industries, Ltd..........................................         333,183         3,684,396
   Sun TV Network, Ltd..........................................................          22,700           139,975
  *Suzlon Energy, Ltd...........................................................         185,547           104,678
   Tata Chemicals, Ltd..........................................................          85,384           587,016
   Tata Consultancy Services, Ltd...............................................         481,215        10,973,552
   Tata Motors, Ltd.............................................................         679,237         3,334,528
 #*Tata Motors, Ltd. Sponsored ADR..............................................          25,216           607,201
   Tata Power Co., Ltd..........................................................         975,200         2,044,354
   Tata Steel, Ltd..............................................................         227,156         2,066,744
   Tech Mahindra, Ltd...........................................................          15,427           202,907
   Titan Industries, Ltd........................................................          92,375           377,102
   Torrent Power, Ltd...........................................................          12,965            54,199
   Ultratech Cement, Ltd........................................................          34,105           839,920
  *Unitech, Ltd.................................................................         941,860           495,379
   United Breweries, Ltd........................................................          23,205           192,602
   United Phosphorus, Ltd.......................................................         118,908           354,027
   United Spirits, Ltd..........................................................          38,634           520,323
   Videsh Sanchar Nigam, Ltd....................................................          36,123           164,771
   Wipro, Ltd...................................................................         480,402         4,010,163
   Yes Bank, Ltd................................................................         161,542         1,074,916
   Zee Entertainment Enterprises, Ltd...........................................         274,099           707,139
                                                                                                   ---------------
TOTAL INDIA.....................................................................                       236,160,786
                                                                                                   ---------------
INDONESIA -- (2.9%)
   PT Adaro Energy Tbk..........................................................      12,163,000         2,468,917
   PT Aneka Tambang Tbk.........................................................       1,358,500           283,558
   PT Astra Agro Lestari Tbk....................................................         279,000           638,275
   PT Astra International Tbk...................................................       1,995,561        17,473,818
   PT Bank Central Asia Tbk.....................................................       9,187,000         8,158,233
   PT Bank Danamon Indonesia Tbk................................................       3,627,079         1,821,837
   PT Bank Mandiri Tbk..........................................................       7,425,617         5,520,830
   PT Bank Negara Indonesia Persero Tbk.........................................       6,443,722         2,586,924
  *PT Bank Pan Indonesia Tbk....................................................       8,354,000           788,065
   PT Bank Rakyat Indonesia Persero Tbk.........................................       8,008,000         6,082,863
  *PT Bank Tabungan Pensiunan Nasional Tbk......................................          86,500            34,085
   PT Bayan Resources Tbk.......................................................          68,000           134,599
   PT Bumi Resources Tbk........................................................       9,745,000         2,754,549
  *PT Bumi Serpong Damai Tbk....................................................       1,817,500           212,048
  *PT Charoen Pokphand Indonesia Tbk............................................       5,024,000         1,393,735
   PT Gudang Garam Tbk..........................................................         386,500         2,445,706
   PT Holcim Indonesia Tbk......................................................         182,500            45,096
   PT Indo Tambangraya Megah Tbk................................................         252,000         1,026,465
   PT Indocement Tunggal Prakarsa Tbk...........................................         926,500         1,743,230
   PT Indofood Sukses Makmur Tbk................................................       3,016,500         1,608,939
   PT Indosat Tbk...............................................................         722,000           436,899
   PT Indosat Tbk ADR...........................................................           1,674            50,505
  *PT Jasa Marga Tbk............................................................       1,362,000           661,741
   PT Kalbe Farma Tbk...........................................................       2,969,000         1,162,479
   PT Lippo Karawaci Tbk........................................................             187                14
   PT Media Nusantara Citra Tbk.................................................       2,621,000           393,170
  *PT Panasia Indosyntec Tbk....................................................          75,100             1,587
   PT Perusahaan Gas Negara Tbk.................................................       6,775,000         2,537,214
   PT Semen Gresik Persero Tbk..................................................       2,453,500         3,080,077
   PT Sinar Mas Agro Resources & Technology Tbk.................................       1,150,500           701,474

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CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
INDONESIA -- (Continued)
   PT Tambang Batubara Bukit Asam Tbk...........................................         520,500   $     1,163,795
   PT Telekomunikasi Indonesia Tbk..............................................       9,116,140         6,949,757
   PT Unilever Indonesia Tbk....................................................       1,575,000         3,425,428
   PT United Tractors Tbk.......................................................       1,206,196         3,796,414
   PT Vale Indonesia Tbk........................................................       2,219,000           985,228
  *PT XL Axiata Tbk.............................................................       1,291,500           641,725
                                                                                                   ---------------
TOTAL INDONESIA.................................................................                        83,209,279
                                                                                                   ---------------
ISRAEL -- (0.0%)
  *IDB Holding Corp., Ltd.......................................................              --                 4
  *Koor Industries, Ltd.........................................................               1                 7
   Osem Investments, Ltd........................................................               1                 8
                                                                                                   ---------------
TOTAL ISRAEL....................................................................                                19
                                                                                                   ---------------
MALAYSIA -- (3.5%)
   Affin Holdings Berhad........................................................         318,200           334,264
   AirAsia Berhad...............................................................         823,500           959,525
   Alliance Financial Group Berhad..............................................         756,100           984,972
   AMMB Holdings Berhad.........................................................       1,199,359         2,306,371
   Axiata Group Berhad..........................................................       2,221,275         3,408,593
   Batu Kawan Berhad............................................................          15,000            94,631
   Berjaya Corp. Berhad.........................................................         778,400           242,710
  *Berjaya Land Berhad..........................................................          95,000            29,330
   Berjaya Sports Toto Berhad...................................................         709,264         1,020,785
   Boustead Holdings Berhad.....................................................         318,186           572,897
   British American Tobacco Malaysia Berhad.....................................         135,500         2,199,275
   CIMB Group Holdings Berhad...................................................       3,992,654         9,065,218
   Dialog Group Berhad..........................................................         745,100           598,831
   DiGi.Com Berhad..............................................................       3,294,620         4,285,491
   Fraser & Neave Holdings Berhad...............................................          61,000           357,438
   Gamuda Berhad................................................................       1,220,000         1,481,795
   Genting (Malaysia) Berhad....................................................       2,820,500         3,740,219
   Genting Berhad...............................................................       1,994,000         7,279,388
   Genting Plantations Berhad...................................................         213,900           660,480
   Hong Leong Bank Berhad.......................................................         592,860         2,210,565
   Hong Leong Financial Group Berhad............................................         205,729           802,259
   IJM Corp. Berhad.............................................................         490,260           923,978
   IOI Corp. Berhad.............................................................       3,106,605         5,507,679
   Kuala Lumpur Kepong Berhad...................................................         443,400         3,742,946
   Kulim (Malaysia) Berhad......................................................         376,300           544,050
   Lafarge Malayan Cement Berhad................................................         259,580           569,055
   Malayan Banking Berhad.......................................................       2,364,993         6,378,434
   Malaysia Airports Holdings Berhad............................................         122,500           229,539
  *Malaysian Airlines System Berhad.............................................         751,834           415,420
   Maxis Berhad.................................................................         560,000         1,050,596
   MISC Berhad..................................................................       1,391,098         2,707,098
   MMC Corp. Berhad.............................................................       1,092,100         1,004,278
   Nestle (Malaysia) Berhad.....................................................         204,500         3,743,309
   Oriental Holdings Berhad.....................................................          11,480            19,913
   Parkson Holdings Berhad......................................................         313,420           581,231
   Petronas Dagangan Berhad.....................................................         257,600         1,522,512
   Petronas Gas Berhad..........................................................         475,500         2,448,407
  *Pharmaniaga Berhad...........................................................           4,957             8,425
   PPB Group Berhad.............................................................         382,900         2,130,150
   Public Bank Berhad...........................................................          67,739           301,568
   Public Bank Berhad Foreign Market Shares.....................................       1,039,201         4,641,628
   RHB Capital Berhad...........................................................         412,253           964,398
   Shell Refining Co. Federation of Malaysia Berhad.............................         147,000           468,424
   Sime Darby Berhad............................................................       2,342,720         7,034,097
   SP Setia Berhad..............................................................         883,425         1,147,877
   Telekom Malaysia Berhad......................................................         957,700         1,511,095

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CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
MALAYSIA -- (Continued)
   Tenaga Nasional Berhad.......................................................       2,467,050   $     4,859,422
  *UEM Land Holdings Berhad.....................................................         901,537           685,934
   UMW Holdings Berhad..........................................................         475,466         1,079,220
   YTL Corp. Berhad.............................................................       5,279,425         2,599,829
   YTL Power International Berhad...............................................       1,222,340           743,022
                                                                                                   ---------------
TOTAL MALAYSIA..................................................................                       102,198,571
                                                                                                   ---------------
MEXICO -- (5.5%)
   Alfa S.A.B. de C.V. Series A.................................................         177,767         2,333,430
  #America Movil S.A.B. de C.V. Series L........................................      33,690,314        39,236,999
   America Movil S.A.B. de C.V. Series L ADR....................................          22,528           522,875
   Arca Continental S.A.B. de C.V...............................................         349,300         1,624,015
  *Cementos de Mexico S.A.B de C.V. Series B....................................         289,651           196,670
 #*Cemex S.A.B. de C.V. Sponsored ADR...........................................         569,545         3,878,601
  #Coca-Cola Femsa S.A.B. de C.V. Series L......................................         298,900         2,934,628
  *Corporacion Interamericana de Entramiento S.A.B. de C.V. Series B............          27,727            12,764
  #El Puerto de Liverpool S.A.B. de C.V. Series C-1.............................         109,400           836,147
   Fomento Economico Mexicano S.A.B. de C.V.....................................       2,109,900        14,874,729
  *Genomma Lab Internacional S.A.B. de C.V. Series B............................         264,900           581,255
   Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR..........................          13,061           489,396
   Grupo Carso S.A.B. de C.V. Series A-1........................................         639,132         1,912,380
  *Grupo Comercial Chedraui S.A. de C.V.........................................           5,800            14,240
  #Grupo Elektra S.A. de C.V....................................................          88,187         7,713,090
  #Grupo Financiero Banorte S.A.B. de C.V. Series O.............................       1,473,229         5,877,499
  #Grupo Financiero Inbursa S.A.B. de C.V. Series O.............................       1,863,628         3,844,758
   Grupo Industrial Bimbo S.A.B. de C.V. Series A-1.............................       1,570,500         3,494,257
   Grupo Industrial Maseca S.A.B. de C.V. Series B..............................         228,400           256,803
   Grupo Mexico S.A.B. de C.V. Series B.........................................       3,938,416        12,494,419
  #Grupo Modelo S.A.B. de C.V. Series C.........................................         731,750         4,535,086
  *Grupo Qumma S.A. de C.V. Series B............................................           1,591                22
  #Grupo Televisa S.A.B.........................................................       1,704,800         6,738,578
   Grupo Televisa S.A.B. Sponsored ADR..........................................         128,240         2,528,893
 #*Impulsora del Desarrollo y El Empleo en America Latina S.A.B. de C.V.........       2,373,426         4,370,246
  #Industrias Penoles S.A.B. de C.V.............................................          99,638         4,762,467
 #*Inmuebles Carso S.A.B. de C.V. Series B-1....................................         813,232           655,123
   Kimberly Clark de Mexico S.A.B. de C.V. Series A.............................         607,800         3,450,733
  #Mexichem S.A.B. de C.V. Series *.............................................         465,846         1,608,325
 #*Minera Frisco S.A.B. de C.V. Series A-1......................................         785,532         3,572,052
 #*Organizacion Soriana S.A.B. de C.V. Series B.................................       1,112,075         2,801,923
  *Savia S.A. de C.V. Series A..................................................         120,000             7,365
  #Wal-Mart de Mexico S.A.B. de C.V. Series V...................................       6,300,780        19,495,819
                                                                                                   ---------------
TOTAL MEXICO....................................................................                       157,655,587
                                                                                                   ---------------
PERU -- (0.4%)
   Cia de Minas Buenaventura S.A. ADR...........................................         113,771         4,880,776
   Credicorp, Ltd...............................................................          70,822         8,049,629
                                                                                                   ---------------
TOTAL PERU......................................................................                        12,930,405
                                                                                                   ---------------
PHILIPPINES -- (0.8%)
   Aboitiz Equity Ventures, Inc.................................................       1,519,900         1,480,761
   Aboitiz Power Corp...........................................................       1,446,200         1,017,791
   Alliance Global Group, Inc...................................................       4,300,200         1,101,504
   Ayala Corp. Series A.........................................................         235,815         1,929,094
   Ayala Land, Inc..............................................................       4,735,418         1,947,855
   Bank of the Philippine Islands...............................................       1,747,004         2,464,116
   BDO Unibank, Inc.............................................................       1,106,768         1,544,225
  *DMCI Holdings, Inc...........................................................         537,200           575,376
   Energy Development Corp......................................................       5,051,600           659,102
  *Filipina Water Bottling Corp.................................................       2,006,957                --
  *Globe Telecom, Inc...........................................................          25,265           685,574


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CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
PHILIPPINES -- (Continued)
  *International Container Terminal Services, Inc...............................         596,860   $       779,046
   Jollibee Foods Corp..........................................................          47,220           107,612
   Manila Electric Co...........................................................         145,900           951,533
   Metro Bank & Trust Co........................................................         881,923         1,558,225
   Metro Pacific Investments Corp...............................................       2,258,000           184,023
   Philippine Long Distance Telephone Co........................................          42,445         2,711,838
   San Miguel Corp..............................................................         379,760         1,038,842
   SM Investments Corp..........................................................         122,880         1,778,717
   SM Prime Holdings, Inc.......................................................       2,309,568           882,659
   Universal Robina Corp........................................................         758,000           948,184
                                                                                                   ---------------
TOTAL PHILIPPINES...............................................................                        24,346,077
                                                                                                   ---------------
POLAND -- (1.3%)
   Asseco Poland SA.............................................................           9,607           139,694
   Bank Handlowy w Warszawie SA.................................................          37,967           880,901
   Bank Millennium SA...........................................................         551,656           716,782
   Bank Pekao SA................................................................         113,393         5,540,867
  *BRE Bank SA..................................................................          11,234         1,026,398
   Browary Zywiec SA............................................................          12,695         2,191,318
  *Cyfrowy Polsat SA............................................................          68,869           281,779
   Enea SA......................................................................           7,456            41,683
  *Get Bank SA..................................................................       1,028,245           586,330
  *Getin Holding SA.............................................................         351,310           266,113
  *Grupa Lotos SA...............................................................          38,603           312,892
   ING Bank Slaski SA...........................................................          23,913           611,296
  *Kernel Holding SA............................................................          34,280           729,308
   KGHM Polska Miedz SA.........................................................         107,907         4,688,100
   Kredyt Bank SA...............................................................          65,825           224,400
  *Lubelski Wegiel Bogdanka SA..................................................           6,401           245,853
  *Mondi Packaging Paper Swiecie SA.............................................           5,721           108,991
   PGE SA.......................................................................         459,706         2,923,547
  *Polski Koncern Naftowy Orlen SA..............................................         311,446         3,549,749
   Polskie Gornictwo Naftowe I Gazownictwo SA...................................         990,853         1,196,711
   Powszechna Kasa Oszczednosci Bank Polski SA..................................         295,853         3,195,298
  *Powszechny Zaklad Ubezpieczen SA.............................................          35,728         3,705,803
   Synthos SA...................................................................         321,601           516,406
  *Tauron Polska Energia SA.....................................................          96,649           162,223
   Telekomunikacja Polska SA....................................................         591,537         3,173,060
   TVN SA.......................................................................          67,801           237,181
                                                                                                   ---------------
TOTAL POLAND....................................................................                        37,252,683
                                                                                                   ---------------
RUSSIA -- (4.4%)
   Federal Hydrogenerating Co. ADR..............................................         939,693         3,653,381
   Gazprom OAO Sponsored ADR....................................................       4,226,507        51,352,207
   Gazpromneft JSC Sponsored ADR................................................          67,194         1,672,780
   Lukoil OAO Sponsored ADR.....................................................         376,321        22,105,008
   Magnitogorsk Iron & Steel Works Sponsored GDR................................          15,563            92,847
 #*Mechel Sponsored ADR.........................................................         128,829         1,428,714
   MMC Norilsk Nickel JSC ADR...................................................         532,268        10,242,829
   Novolipetsk Steel OJSC GDR...................................................          83,762         2,068,240
   Novorossiysk Sea Trade Port GDR..............................................           8,865            61,991
  *Polymetal JSC GDR............................................................          86,431         1,433,936
   Rosneft Oil Co. GDR..........................................................       1,491,147        11,010,364
   Severstal OAO GDR............................................................         124,807         1,798,560
   Surgutneftegas Sponsonsored ADR..............................................         544,495         5,106,508
   Tatneft Sponsored ADR........................................................          76,678         2,679,174
   TMK OAO GDR..................................................................          48,157           569,691
   Uralkali OJSC GDR............................................................         170,725         6,097,878
   VimpelCom, Ltd. Sponsored ADR................................................          70,835           755,101
   VTB Bank OJSC GDR............................................................         866,588         4,065,131


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
                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
RUSSIA -- (Continued)
  *X5 Retail Group NV GDR.......................................................          59,942   $     1,323,197
                                                                                                   ---------------
TOTAL RUSSIA....................................................................                       127,517,537
                                                                                                   ---------------
SOUTH AFRICA -- (7.7%)
   ABSA Group, Ltd..............................................................         365,243         6,904,499
   African Bank Investments, Ltd................................................         576,969         2,704,546
   African Rainbow Minerals, Ltd................................................         105,298         2,465,761
  #Anglo American Platinum Corp., Ltd...........................................          70,553         4,942,187
   AngloGold Ashanti, Ltd. Sponsored ADR........................................         238,137        10,906,675
   ArcelorMittal South Africa, Ltd..............................................         236,779         2,062,735
   Aspen Pharmacare Holdings, Ltd...............................................         178,581         2,269,619
   Assore, Ltd..................................................................          25,020           726,251
   Barloworld, Ltd..............................................................         181,718         2,032,195
   Bidvest Group, Ltd...........................................................         190,456         4,095,634
   Capitec Bank Holdings, Ltd...................................................          17,517           409,640
   Discovery Holdings, Ltd......................................................         357,805         2,077,479
   Exxaro Resources, Ltd........................................................          90,725         2,230,314
   FirstRand, Ltd...............................................................       1,964,808         5,669,622
   Foschini Group, Ltd. (The)...................................................         124,568         1,723,338
   Gold Fields, Ltd. Sponsored ADR..............................................         564,283         9,271,170
   Growthpoint Properties, Ltd..................................................         764,019         1,946,301
   Harmony Gold Mining Co., Ltd.................................................         132,269         1,609,203
   Harmony Gold Mining Co., Ltd. Sponsored ADR..................................         331,569         3,998,722
   Impala Platinum Holdings, Ltd................................................         478,692        10,496,635
   Imperial Holdings, Ltd.......................................................         137,552         2,431,869
   Investec, Ltd................................................................         193,823         1,185,030
   Kumba Iron Ore, Ltd..........................................................          46,238         3,165,304
   Liberty Holdings, Ltd........................................................         134,724         1,463,459
   Life Healthcare Group Holdings, Ltd..........................................         419,891         1,138,694
   Massmart Holdings, Ltd.......................................................          64,161         1,445,860
   Mediclinic International, Ltd................................................         107,438           483,868
   MMI Holdings, Ltd............................................................         537,018         1,244,658
   Mondi, Ltd...................................................................          95,898           763,908
  *Mpact, Ltd...................................................................          25,900            49,634
   Mr. Price Group, Ltd.........................................................         141,553         1,559,256
   MTN Group, Ltd...............................................................       1,659,950        28,077,988
  *Nampak, Ltd..................................................................          36,044           104,130
   Naspers, Ltd. Series N.......................................................         324,237        16,189,648
   Nedbank Group, Ltd...........................................................          72,592         1,450,258
   Network Healthcare Holdings, Ltd.............................................         503,979           874,351
   Pick'n Pay Stores, Ltd.......................................................         244,318         1,426,644
   Pretoria Portland Cement Co., Ltd............................................         591,367         2,138,832
   PSG Group, Ltd...............................................................          68,962           414,676
   Sanlam, Ltd..................................................................       1,508,087         5,844,285
  *Sappi, Ltd. Sponsored ADR....................................................           1,300             4,264
   Sasol, Ltd. Sponsored ADR....................................................         691,887        35,521,479
   Shoprite Holdings, Ltd.......................................................         440,921         7,279,001
   Spar Group, Ltd. (The).......................................................         109,981         1,553,887
   Standard Bank Group, Ltd.....................................................         866,990        11,834,100
  *Steinhoff International Holdings, Ltd........................................       1,077,927         3,459,899
   Telkom South Africa, Ltd.....................................................         335,522         1,257,447
   Tiger Brands, Ltd............................................................          92,531         2,975,285
   Truworths International, Ltd.................................................         277,243         2,767,821
   Vodacom Group, Ltd...........................................................         389,448         4,787,246
   Woolworths Holdings, Ltd.....................................................         484,289         2,594,837
                                                                                                   ---------------
TOTAL SOUTH AFRICA..............................................................                       224,030,144
                                                                                                   ---------------
SOUTH KOREA -- (13.6%)
  *Amorepacific Corp............................................................           3,479         3,098,785
   Cheil Industrial, Inc........................................................          30,767         2,748,486
  *CJ Cheiljedang Corp..........................................................           5,879         1,611,259


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
                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
SOUTH KOREA -- (Continued)
 #*Daelim Industrial Co., Ltd...................................................          18,945   $     1,820,197
 #*Daewoo Engineering & Construction Co., Ltd...................................         125,248         1,320,028
  #Daewoo International Corp....................................................          38,863         1,042,396
   Daewoo Securities Co., Ltd...................................................         220,281         2,577,075
 #*Daewoo Shipbuilding & Marine Engineering Co., Ltd............................         109,830         2,717,734
   Dongbu Insurance Co., Ltd....................................................          27,690         1,183,130
   Doosan Corp..................................................................           7,418         1,009,205
  *Doosan Heavy Industries & Construction Co., Ltd..............................          50,399         3,026,507
 #*Doosan Infracore Co., Ltd....................................................          82,000         1,384,001
   E-Mart Co., Ltd..............................................................          18,616         4,484,434
  *GS Engineering & Construction Corp...........................................          27,320         2,421,549
 #*GS Holdings Corp.............................................................          58,759         3,250,925
   Hana Financial Group, Inc....................................................         180,031         6,164,105
 #*Hankook Tire Manufacturing Co., Ltd..........................................          82,310         3,282,737
  *Hanwha Chemical Corp.........................................................          94,470         2,426,355
  *Hanwha Corp..................................................................           1,260            40,707
  *Honam Petrochemical Corp.....................................................           7,899         2,566,809
  *Hynix Semiconductor, Inc.....................................................         317,470         7,570,004
  *Hyundai Department Store Co., Ltd............................................          10,154         1,653,114
  *Hyundai Engineering & Construction Co., Ltd..................................          37,980         2,418,917
 #*Hyundai Glovis Co., Ltd......................................................           7,462         1,277,798
  *Hyundai Heavy Industries Co., Ltd............................................          39,020        10,802,982
  *Hyundai Hysco Co., Ltd.......................................................          18,394           643,564
  *Hyundai Marine & Fire Insurance Co., Ltd.....................................           9,500           278,752
 #*Hyundai Merchant Marine Co., Ltd.............................................          27,211           698,393
  *Hyundai Mobis................................................................          53,070        13,083,229
   Hyundai Motor Co., Ltd.......................................................          99,353        19,516,617
 #*Hyundai Steel Co.............................................................          58,560         5,640,301
  *Industrial Bank of Korea, Ltd................................................         180,660         2,026,265
  *Kangwon Land, Inc............................................................         114,660         2,686,656
  *KB Financial Group, Inc......................................................         170,485         6,462,934
  *KB Financial Group, Inc. ADR.................................................          73,168         2,773,067
   KCC Corp.....................................................................           5,799         1,561,808
  *KEPCO Engineering & Construction Co., Inc....................................           4,085           338,236
   Kia Motors Corp..............................................................         224,568        13,482,668
  *Korea Electric Power Corp....................................................         210,090         5,220,773
   Korea Exchange Bank..........................................................         323,750         2,277,922
  *Korea Gas Corp...............................................................          12,660           499,807
 #*Korea Komho Petrochemical Co., Ltd...........................................           6,144           916,487
  *Korea Life Insurance Co., Ltd................................................         124,980           855,478
  *Korea Zinc Co., Ltd..........................................................           4,828         1,644,227
  *Korean Air Co., Ltd..........................................................          14,814           671,249
  *KT Corp......................................................................          70,850         2,104,818
   KT&G Corp....................................................................         103,590         7,258,304
  *LG Chemical, Ltd.............................................................          32,392        10,753,530
  *LG Corp......................................................................         118,265         7,400,580
 #*LG Display Co., Ltd. ADR.....................................................         390,619         5,035,079
 #*LG Electronics, Inc..........................................................          97,300         7,155,505
   LG Household & Healthcare Co., Ltd...........................................           5,120         2,177,973
   LG Uplus Corp................................................................         259,030         1,455,330
 #*Lotte Shopping Co., Ltd......................................................           7,885         2,691,335
  *LS Corp......................................................................           4,290           324,203
  *Mando Corp...................................................................           7,550         1,222,005
  *NCsoft Corp..................................................................           9,029         2,366,477
 #*NHN Corp.....................................................................          23,355         4,402,844
 #*OCI Co., Ltd.................................................................          10,354         2,404,866
  *ORION Corp...................................................................           2,055         1,252,501
  #POSCO........................................................................          46,060        16,948,030
  *POSCO ADR....................................................................           4,772           437,879
 #*Samsung C&T Corp.............................................................         100,930         6,214,313
   Samsung Card Co., Ltd........................................................          23,720           915,016


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
                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
SOUTH KOREA -- (Continued)
  #Samsung Electro-Mechanics Co., Ltd...........................................          43,148   $     3,533,608
   Samsung Electronics Co., Ltd.................................................          69,482        68,417,811
   Samsung Electronics Co., Ltd. GDR............................................          49,372        24,373,275
   Samsung Engineering Co., Ltd.................................................          17,443         3,322,154
   Samsung Fire & Marine Insurance, Ltd.........................................          35,022         6,775,299
  *Samsung Heavy Industries Co., Ltd............................................         126,000         4,000,667
  #Samsung SDI Co., Ltd.........................................................          37,340         4,627,915
   Samsung Securities Co., Ltd..................................................          43,067         2,348,757
  #Samsung Techwin Co., Ltd.....................................................          17,522           881,170
  *Shinhan Financial Group Co., Ltd.............................................         230,726         9,178,757
  *Shinhan Financial Group Co., Ltd. ADR........................................          40,746         3,225,453
   Shinsegae Co., Ltd...........................................................           6,575         1,614,716
  *SK C&C Co., Ltd..............................................................           8,860         1,027,721
  *SK Holdings Co., Ltd.........................................................          28,989         3,613,238
  *SK Innovation Co., Ltd.......................................................          51,889         7,831,371
  *SK Networks Co., Ltd.........................................................          77,320           756,094
   SK Telecom Co., Ltd..........................................................          25,236         3,200,995
  #S-Oil Corp...................................................................          42,124         4,556,316
  *Woongjin Coway Co., Ltd......................................................          26,300           952,655
  *Woori Finance Holdings Co., Ltd..............................................         289,030         2,846,602
                                                                                                   ---------------
TOTAL SOUTH KOREA...............................................................                       392,782,834
                                                                                                   ---------------
TAIWAN -- (10.3%)
  #Acer, Inc....................................................................       2,349,040         3,283,935
   Advanced Semiconductor Engineering, Inc......................................       3,667,656         3,856,766
 #*Advanced Semiconductor Engineering, Inc. ADR.................................          68,200           359,414
   Advantech Co., Ltd...........................................................         202,200           612,679
   Asia Cement Corp.............................................................       2,217,802         2,661,849
   Asustek Computer, Inc........................................................         532,180         4,206,764
  #AU Optronics Corp............................................................       1,922,873         1,024,313
   AU Optronics Corp. Sponsored ADR.............................................         263,844         1,390,458
  #Catcher Technology Co., Ltd..................................................         302,429         1,881,717
  #Cathay Financial Holdings Co., Ltd...........................................       4,650,572         5,309,305
   Chang Hwa Commercial Bank....................................................       2,429,610         1,374,792
  #Cheng Shin Rubber Industry Co., Ltd..........................................       1,399,783         3,323,733
   Chicony Electronics Co., Ltd.................................................          91,571           160,849
  *Chimei Innolux Corp..........................................................       3,975,818         1,841,906
   China Airlines, Ltd..........................................................       2,142,536         1,007,160
   China Development Financial Holding Corp.....................................       6,576,121         1,956,483
   China Life Insurance Co., Ltd................................................       1,269,020         1,182,216
 #*China Motor Co., Ltd.........................................................         649,000           693,827
   China Petrochemical Development Corp.........................................       1,366,500         1,524,238
  #China Steel Corp.............................................................       9,488,159         9,392,883
   Chinatrust Financial Holdings Co., Ltd.......................................       6,444,354         4,160,151
  *Chunghwa Telecom Co., Ltd....................................................          66,000           214,387
   Chunghwa Telecom Co., Ltd. ADR...............................................         226,956         7,355,644
   Clevo Co., Ltd...............................................................          63,000           106,548
   Compal Electronics, Inc......................................................       3,781,541         4,238,187
  #Delta Electronics, Inc.......................................................       1,812,366         4,692,074
   E.Sun Financial Holding Co., Ltd.............................................       4,037,616         1,900,742
  #Epistar Corp.................................................................         538,000         1,317,662
   Eva Airways Corp.............................................................       1,249,600           839,212
   Evergreen Marine Corp., Ltd..................................................       1,716,249           959,829
  #Far Eastern Department Stores Co., Ltd.......................................         633,956           855,969
   Far Eastern New Century Corp.................................................       3,166,206         3,892,062
   Far EasTone Telecommunications Co., Ltd......................................       1,003,000         1,933,474
   Farglory Land Development Co., Ltd...........................................         223,229           413,262
  #First Financial Holding Co., Ltd.............................................       6,156,052         3,774,394
   Formosa Chemicals & Fiber Co., Ltd...........................................       3,322,445         9,542,444
  #Formosa International Hotels Corp............................................          26,000           362,187
 #*Formosa Petrochemical Corp...................................................         722,000         2,251,350


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
                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
TAIWAN -- (Continued)
   Formosa Plastics Corp........................................................       4,070,648   $    11,860,612
   Formosa Taffeta Co., Ltd.....................................................         820,000           787,378
   Foxconn Technology Co., Ltd..................................................         731,494         2,871,658
   Fubon Financial Holding Co., Ltd.............................................       5,151,009         5,737,849
   Giant Manufacturing Co., Ltd.................................................         168,506           712,666
   Highwealth Construction Corp.................................................         309,000           501,419
 #*Hiwin Technologies Corp......................................................         111,000         1,025,594
   Hon Hai Precision Industry Co., Ltd..........................................       6,378,096        20,569,158
  #Hotai Motor Co., Ltd.........................................................         298,000         1,541,733
  #HTC Corp.....................................................................         581,235         9,557,949
  #Hua Nan Financial Holding Co., Ltd...........................................       5,475,400         3,109,145
   Inventec Corp................................................................       1,289,358           545,070
  #Kinsus Interconnect Technology Corp..........................................         200,000           649,124
  #Largan Precision Co., Ltd....................................................          67,860         1,461,021
   LCY Chemical Corp............................................................         338,380           599,675
   Lite-On Technology Corp......................................................       1,396,846         1,771,846
   Macronix International Co., Ltd..............................................       3,959,825         1,740,926
  #Media Tek, Inc...............................................................         749,995         7,165,220
   Mega Financial Holding Co., Ltd..............................................       5,554,640         3,808,216
   Nan Ya Plastic Corp..........................................................       5,377,564        11,364,188
  #Nan Ya Printed Circuit Board Corp............................................         206,968           488,438
  #Nankang Rubber Tire Co., Ltd.................................................         316,000           510,712
  #Novatek Microelectronics Corp................................................         304,000           863,994
  *Oriental Union Chemical Corp.................................................         278,000           403,733
  #Pegatron Corp................................................................       1,137,345         1,376,967
  #Pou Chen Corp................................................................       2,386,487         2,094,009
   Powertech Technology, Inc....................................................         552,819         1,383,928
  #President Chain Store Corp...................................................         576,831         3,104,303
   Quanta Computer, Inc.........................................................       1,769,000         3,784,790
 #*Radiant Opto-Electronics Corp................................................         312,000         1,187,616
   Ruentex Development Co., Ltd.................................................         370,000           457,094
  #Ruentex Industries, Ltd......................................................         290,937           554,688
  *Shin Kong Financial Holding Co., Ltd.........................................       3,240,344           984,932
  #Siliconware Precision Industries Co..........................................       2,179,324         2,508,361
 #*Siliconware Precision Industries Co. Sponsored ADR...........................          42,800           241,820
   SinoPac Holdings Co., Ltd....................................................       6,072,204         1,898,837
   Standard Foods Taiwan, Ltd...................................................         143,000           485,517
   Synnex Technology International Corp.........................................       1,019,756         2,516,817
   Taishin Financial Holdings Co., Ltd..........................................       4,231,290         1,573,376
  *Taiwan Business Bank.........................................................       2,316,556           760,766
  #Taiwan Cement Corp...........................................................       2,650,720         3,305,949
  *Taiwan Cooperative Financial Holding, Ltd....................................       3,495,240         2,185,448
  #Taiwan Fertilizer Co., Ltd...................................................         302,000           783,712
  #Taiwan Glass Industry Corp...................................................       1,087,323         1,257,278
   Taiwan Mobile Co., Ltd.......................................................         962,300         2,910,150
   Taiwan Semiconductor Manufacturing Co., Ltd..................................      19,090,808        50,645,395
  *Teco Electric & Machinery Co., Ltd...........................................         254,000           167,807
   Transcend Information, Inc...................................................         151,181           406,856
   Tripod Technology Corp.......................................................         283,870           791,769
  #TSRC Corp....................................................................         345,000           903,860
   U-Ming Marine Transport Corp.................................................         551,860           848,710
   Unimicron Technology Corp....................................................       1,109,896         1,463,604
   Uni-President Enterprises Corp...............................................       4,076,738         6,016,734
  #United Microelectronics Corp.................................................       9,838,000         5,189,074
   USI Corp.....................................................................         278,000           259,481
   Walsin Lihwa Corp............................................................       2,560,000           904,981
   Wan Hai Lines Co., Ltd.......................................................         365,800           203,718
  #Wintek Corp..................................................................       1,832,760         1,495,789
  #Wistron Corp.................................................................       1,423,378         2,138,298
  #WPG Holdings, Ltd............................................................         922,869         1,291,735
   Yang Ming Marine Transport Corp..............................................       1,741,300           765,421


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
                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
TAIWAN -- (Continued)
 #*Yuanta Financial Holding Co., Ltd............................................       5,270,577   $     2,979,828
  #Yulon Motor Co., Ltd.........................................................         688,000         1,347,809
                                                                                                   ---------------
TOTAL TAIWAN....................................................................                       298,679,416
                                                                                                   ---------------
THAILAND -- (2.2%)
   Advance Info Service PCL (Foreign)...........................................       1,022,200         4,991,179
   Airports of Thailand PCL (Foreign)...........................................         342,300           583,875
   Bangkok Bank PCL (Foreign)...................................................         329,000         1,771,334
   Bangkok Bank PCL (Foreign) NVDR..............................................         326,200         1,619,133
  *Bangkok Dusit Medical Services PCL (Foreign).................................         285,700           709,053
  *Bangkok Life Assurance PCL (Foreign) NVDR....................................         260,900           413,390
   Bank of Ayudhya PCL (Foreign)................................................       2,590,200         1,867,792
   Banpu PCL (Foreign)..........................................................         109,250         2,084,317
   BEC World PCL (Foreign)......................................................         975,300         1,364,001
  *Big C Supercenter PCL (Foreign)..............................................          24,600            95,457
  *Big C Supercenter PCL (Foreign) NVDR.........................................         149,600           565,989
  *Central Pattana PCL (Foreign)................................................         637,000           808,480
   Charoen Pokphand Foods PCL (Foreign).........................................       2,686,100         3,040,048
   CP ALL PCL (Foreign).........................................................       1,597,600         3,022,137
   Electricity Generating PCL (Foreign).........................................          45,200           133,736
   Glow Energy PCL (Foreign)....................................................         279,700           504,229
  *Home Product Center PCL (Foreign)............................................       1,316,400           476,756
   IRPC PCL (Foreign)...........................................................       8,859,600         1,312,109
   Kasikornbank PCL (Foreign)...................................................       1,531,600         6,562,231
   Krung Thai Bank PCL (Foreign)................................................       4,726,870         2,338,597
   Land & Houses PCL (Foreign)..................................................         790,000           168,601
   Land & Houses PCL (Foreign) NVDR.............................................       1,766,400           365,561
   PTT Exploration & Production PCL (Foreign)...................................         732,800         4,194,199
  *PTT Exploration & Production PCL (Foreign) NVDR..............................          54,700           313,077
  *PTT Global Chemical PCL (Foreign)............................................       1,669,872         3,590,832
   PTT PCL (Foreign)............................................................         737,700         8,110,525
   Ratchaburi Electricity Generating Holding PCL (Foreign)......................         521,300           741,704
   Siam Cement PCL (Foreign) (The)..............................................         124,800         1,630,370
   Siam Cement PCL (Foreign) (The) NVDR.........................................          69,800           780,947
   Siam City Cement PCL (Foreign)...............................................          94,913           788,768
   Siam Commercial Bank PCL (Foreign)...........................................       1,001,366         3,918,037
   Siam Makro PCL (Foreign).....................................................          57,800           478,474
  *Thai Airways International PCL (Foreign).....................................         108,100            82,845
   Thai Oil PCL (Foreign).......................................................         669,200         1,390,335
   Thai Union Frozen Products PCL (Foreign).....................................         287,800           618,875
   TMB Bank PCL (Foreign).......................................................      18,290,500           987,717
   Total Access Communication PCL (Foreign) NVDR................................         634,600         1,374,881
  *True Corp. PCL (Foreign).....................................................       2,535,900           265,685
                                                                                                   ---------------
TOTAL THAILAND..................................................................                        64,065,276
                                                                                                   ---------------
TURKEY -- (1.5%)
   Akbank T.A.S.................................................................       1,275,410         4,783,247
   Anadolu Efes Biracilik ve Malt Sanayi A.S....................................         224,805         3,139,599
   Arcelik A.S..................................................................         223,462           965,972
  *Aselsan Elektronik Sanayi Ve Ticaret A.S.....................................          13,235            66,457
  *Asya Katilim Bankasi A.S.....................................................         202,790           192,468
   Aygaz A.S....................................................................          56,787           286,470
   BIM BirlesikMagazalar A.S....................................................          46,318         1,426,064
  *Coca-Cola Icecek A.S.........................................................          15,440           201,908
  *Dogan Sirketler Grubu Holding A.S............................................         399,572           137,152
  *Dogan Yayin Holding A.S......................................................               3                 1
   Enka Insaat ve Sanayi A.S....................................................         316,771           865,644
   Eregli Demir ve Celik Fabrikalari T.A.S......................................         607,852         1,326,935
   Ford Otomotiv Sanayi A.S.....................................................          74,222           662,692
   Koc Holding A.S. Series B....................................................         775,171         3,010,619
  *Migros Ticaret A.S...........................................................          33,309           254,370

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
TURKEY -- (Continued)
  *Petkim Petrokimya Holding A.S................................................         380,618   $       435,707
  *TAV Havalimanlari Holding A.S................................................         109,108           490,131
  *Tekfen Holding A.S...........................................................         190,435           652,629
   Tofas Turk Otomobil Fabrikasi A.S............................................          74,639           316,646
   Tupras Turkiye Petrol Rafinerileri A.S.......................................         122,470         2,783,911
  *Turk Hava Yollari A.S........................................................         924,662         1,222,215
  *Turk Telekomunikasyon A.S....................................................         311,329         1,388,297
  *Turk Traktor ve Ziraat Makineleri A.S........................................           9,044           183,725
  *Turkcell Iletisim Hizmetleri A.S.............................................         336,246         1,730,026
  *Turkcell Iletisim Hizmetleri A.S. ADR........................................          48,362           623,386
   Turkiye Garanti Bankasi A.S..................................................       2,046,828         7,370,297
   Turkiye Halk Bankasi A.S.....................................................         147,805           970,150
   Turkiye Is Bankasi A.S.......................................................       1,484,267         3,091,764
   Turkiye Sise ve Cam Fabrikalari A.S..........................................         612,846         1,255,375
   Turkiye Vakiflar Bankasi T.A.O...............................................         719,719         1,167,554
  *Yapi ve Kredi Bankasi A.S....................................................         819,337         1,517,543
                                                                                                   ---------------
TOTAL TURKEY....................................................................                        42,518,954
                                                                                                   ---------------
TOTAL COMMON STOCKS.............................................................                     2,445,211,465
                                                                                                   ---------------
PREFERRED STOCKS -- (8.1%)
BRAZIL -- (7.9%)
   AES Tiete SA.................................................................          71,898         1,029,172
   Banco Bradesco SA............................................................       1,656,632        29,772,347
   Banco do Estado do Rio Grande do Sul SA......................................         124,600         1,434,840
   Brasil Telecom SA............................................................         234,853         1,498,747
  *Braskem SA Preferred Series A................................................          53,200           476,218
  #Braskem SA Sponsored ADR.....................................................          50,000           901,000
  *Centrais Eletricas Brasileiras SA Preferred Series B.........................          56,600           829,304
  #Cia Brasileira de Distribuicao Grupo Pao de Acucar Series A Sponsored ADR....          95,430         4,066,272
   Cia de Bebidas das Americas SA...............................................             415            15,201
   Cia de Bebidas das Americas SA ADR...........................................         661,939        24,087,960
   Cia de Transmissao de Energia Electrica Paulista SA Preferred Series A.......          21,989           695,463
   Cia Energetica de Minas Gerais SA............................................         291,821         5,907,571
   Cia Energetica de Sao Paulo SA Preferred Series B............................          71,010         1,333,063
   Cia Paranaense de Energia SA Sponsored ADR Series A..........................          55,300         1,265,817
  *Cia Paranaense de Energia Series B...........................................          16,600           385,262
   Eletropaulo Metropolitana Eletricidade de Sao Paulo SA.......................          10,361           214,727
   Empresa Nasional de Comercio Redito e Participacoes SA.......................             380            10,222
   Gerdau SA....................................................................         836,068         7,967,338
   Gerdau SA Sponsored ADR......................................................           9,025            85,738
   Itau Unibanco Holding SA.....................................................       1,765,755        35,492,969
   Itau Unibanco Holding SA ADR.................................................         271,346         5,416,066
  *Klabin SA....................................................................         663,777         3,077,263
   Lojas Americanas SA..........................................................         167,188         1,616,189
   Petroleo Brasileiro SA.......................................................         106,500         1,497,656
  #Petroleo Brasilerio SA ADR...................................................       1,506,650        42,080,734
   Tele Norte Leste Participacoes SA............................................         118,734         1,141,673
  #Tele Norte Leste Participacoes SA ADR........................................          27,200           255,408
   Telefonica Brasil SA.........................................................         266,084         7,408,990
   Telemar Norte Leste SA Preferred Series A....................................          26,112           672,527
   Ultrapar Participacoes SA Sponsored ADR......................................         254,308         5,060,729
   Usinas Siderurgicas de Minas Gerais SA Perferred Series A....................         534,817         3,587,486
   Vale SA Series A.............................................................       1,412,691        34,516,815
  *Vale SA Series B.............................................................          81,160                --
  #Vale SA Sponsored ADR........................................................         166,500         4,030,965
                                                                                                   ---------------
TOTAL BRAZIL....................................................................                       227,831,732
                                                                                                   ---------------
CHILE -- (0.2%)
  #Sociedad Quimica y Minera de Chile SA Sponsored ADR..........................          95,583         5,614,545
                                                                                                   ---------------
TOTAL PREFERRED STOCKS..........................................................                       233,446,277
                                                                                                   ---------------

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
RIGHTS/WARRANTS -- (0.0%)
MALAYSIA -- (0.0%)
  *Dialog Group Berhad Rights 01/27/12..........................................         122,660   $        59,274
                                                                                                   ---------------

                                                                                      SHARES/
                                                                                        FACE
                                                                                       AMOUNT           VALUE+
                                                                                   -------------   ---------------
                                                                                       (000)
SECURITIES LENDING COLLATERAL -- (7.3%)
(S)@DFA Short Term Investment Fund..............................................     207,000,000       207,000,000
   @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.24%, 02/01/12
      (Collateralized by FNMA rates ranging from 3.000% to 4.000%, maturities ranging from 11/01/26 to 01/01/42, valued at $4,207,884) to be repurchased
      at $4,125,404.............................................................   $       4,125         4,125,376
                                                                                                   ---------------
TOTAL SECURITIES LENDING COLLATERAL.............................................                       211,125,376
                                                                                                   ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $1,760,041,166)^^......................................................                   $ 2,889,842,392
                                                                                                   ===============

THE EMERGING MARKETS SERIES
CONTINUED

Summary of inputs used to value the Series' investments as of January 31, 2012 is as follows (See Security Valuation Note):

                                                               VALUATION INPUTS
                                           --------------------------------------------------------
                                                    INVESTMENT IN SECURITIES (MARKET VALUE)
                                           --------------------------------------------------------
                                              LEVEL 1         LEVEL 2      LEVEL 3        TOTAL
                                           ------------   --------------   -------   --------------
Common Stocks
   Brazil...............................   $169,206,740               --      --     $  169,206,740
   Chile................................     47,566,195               --      --         47,566,195
   China................................    126,785,412   $  260,181,713      --        386,967,125
   Colombia.............................     10,490,891               --      --         10,490,891
   Czech Republic.......................             --       13,118,055      --         13,118,055
   Egypt................................             --        3,305,068      --          3,305,068
   Hungary..............................             --       11,209,823      --         11,209,823
   India................................     26,230,365      209,930,421      --        236,160,786
   Indonesia............................         52,092       83,157,187      --         83,209,279
   Israel...............................             --               19      --                 19
   Malaysia.............................             --      102,198,571      --        102,198,571
   Mexico...............................    157,648,200            7,387      --        157,655,587
   Peru.................................     12,930,405               --      --         12,930,405
   Philippines..........................             --       24,346,077      --         24,346,077
   Poland...............................        586,330       36,666,353      --         37,252,683
   Russia...............................      2,183,815      125,333,722      --        127,517,537
   South Africa.........................     59,702,310      164,327,834      --        224,030,144
   South Korea..........................     11,471,478      381,311,356      --        392,782,834
   Taiwan...............................     11,532,784      287,146,632      --        298,679,416
   Thailand.............................     64,065,276               --      --         64,065,276
   Turkey...............................        623,386       41,895,568      --         42,518,954
Preferred Stocks
   Brazil...............................    227,831,732               --      --        227,831,732
   Chile................................      5,614,545               --      --          5,614,545
Rights/Warrants
   Malaysia.............................         59,274               --      --             59,274
Securities Lending Collateral...........             --      211,125,376      --        211,125,376
                                           ------------   --------------     ---     --------------
TOTAL...................................   $934,581,230   $1,955,261,162      --     $2,889,842,392
                                           ============   ==============     ===     ==============

               See accompanying Notes to Schedules of Investments.

                      THE EMERGING MARKETS SMALL CAP SERIES
                             SCHEDULE OF INVESTMENTS
                                JANUARY 31, 2012
                                   (UNAUDITED)

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
COMMON STOCKS -- (90.3%)
ARGENTINA -- (0.0%)
   Ferrum SA de Ceramica y Metalurgia...........................................               1   $            --
                                                                                                   ---------------
BRAZIL -- (8.8%)
  *Aliansce Shopping Centers SA.................................................         101,600           848,993
   Alpargatas SA................................................................          99,400           782,252
   Amil Participacoes SA........................................................         204,808         2,050,190
   Anhanguera Educacional Participacoes SA......................................         343,345         4,618,022
   B2W Cia Global Do Varejo SA..................................................         181,300         1,081,242
   Banco Alfa de Investimento SA................................................             500             1,574
   Banco Mercantil do Brasil SA.................................................           1,327            11,696
   Bematech SA..................................................................          68,200           166,675
  *BHG SA - Brazil Hospitality Group............................................           1,900            17,399
   BR Malls Participacoes SA....................................................         296,858         3,240,088
   Brasil Brokers Participacoes SA..............................................         510,611         1,993,113
   Brookfield Incorporacoes SA..................................................         883,012         3,103,076
   Camargo Correa Desenvolvimento Imobiliario SA................................         107,036           244,433
   CETIP SA.....................................................................         307,059         4,736,287
   Cia de Saneamento de Minas Gerais-Copasa SA..................................         213,400         4,725,530
   Cia Hering SA................................................................         340,090         8,175,240
   Cia Providencia Industria e Comercio SA......................................          23,850            84,223
   Contax Participacoes SA......................................................           2,500            32,767
   CR2 Empreendimentos Imobiliarios SA..........................................           9,400            28,783
   Cremer SA....................................................................          87,446           785,773
   CSU Cardsystem SA............................................................          74,700           187,691
   Cyrela Brazil Realty SA Empreendimentos e Participacoes......................         123,033         1,139,351
  *Cyrela Commercial Properties SA Empreendimentos e Participacoes..............          12,400           112,843
   Diagnosticos da America SA...................................................         705,200         6,780,769
  *Direcional Engenharia SA.....................................................         112,209           610,111
   Duratex SA...................................................................         749,354         4,198,818
   Energias do Brazil SA........................................................         119,602         2,786,058
   Equatorial Energia SA........................................................         214,100         1,507,229
   Estacio Participacoes SA.....................................................         231,171         2,628,988
   Eternit SA...................................................................         246,489         1,280,975
   Even Construtora e Incorporadora SA..........................................         566,843         2,335,891
   EZ Tec Empreendimentos e Participacoes SA....................................         167,658         1,702,297
  *Fertilizantes Heringer SA....................................................          91,500           599,631
   Fleury SA....................................................................         149,200         1,951,248
   Forjas Taurus SA.............................................................          35,969            39,115
   Gafisa SA....................................................................         404,600         1,104,591
   Gafisa SA ADR................................................................         642,131         3,480,350
  *General Shopping Brasil SA...................................................         109,417           809,731
  *Globex Utilidades SA.........................................................          56,337           561,048
  #Gol Linhas Aereas Inteligentes SA ADR........................................         398,527         2,749,836
   Grendene SA..................................................................         320,434         1,558,888
   Guararapes Confeccoes SA.....................................................          23,500         1,032,833
   Helbor Empreendimentos SA....................................................         141,324         1,884,644
  *Hypermarcas SA...............................................................         436,746         2,654,672
  *IdeiasNet SA.................................................................         231,200           379,776
   Iguatemi Empresa de Shopping Centers SA......................................         133,700         2,847,400
   Industrias Romi SA...........................................................          87,400           328,650
   Inepar SA Industria e Construcoes............................................          20,840            31,012
   Iochpe-Maxion SA.............................................................         250,808         4,234,682
   JHSF Participacoes SA........................................................         315,347         1,023,362
   Joao Fortes Engenharia SA....................................................          37,300           183,597
  *JSL SA.......................................................................          94,200           395,735
  *Kepler Weber SA..............................................................       3,094,800           407,397
  *Kroton Educacional SA (B23DNH7)..............................................         178,467         2,104,178
  *Kroton Educacional SA (B75L7J4)..............................................          52,925           620,972
   Light SA.....................................................................         205,700         3,230,545

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
BRAZIL -- (Continued)
  *LLX Logistica SA.............................................................         179,225   $       366,205
   Localiza Rent a Car SA.......................................................         375,202         6,161,026
  *Log-in Logistica Intermodal SA...............................................         101,850           438,365
   Lojas Renner SA..............................................................         273,700         9,242,388
   LPS Brasil Consultoria de Imoveis SA.........................................          82,924         1,526,348
  *Lupatech SA..................................................................          41,000            98,558
   M. Dias Branco SA............................................................         164,941         4,368,973
  *Magnesita Refratarios SA.....................................................         616,504         2,230,028
   Mahle-Metal Leve SA Industria e Comercio.....................................          51,385         1,433,733
   Marcopolo SA.................................................................           7,700            27,985
   Marfrig Alimentos SA.........................................................         391,372         1,796,476
   Marisa Lojas SA..............................................................         144,664         1,655,952
   Metalfrio Solutions SA.......................................................          34,700           113,403
   Mills Estruturas e Servicos de Engenharia SA.................................         157,400         1,953,086
   Minerva SA...................................................................         123,758           373,286
  *MMX Mineracao e Metalicos SA.................................................         748,700         3,518,102
  *MPX Energia SA...............................................................         107,641         2,889,402
   MRV Engenharia e Participacoes SA............................................         727,333         5,599,032
   Multiplan Empreendimentos Imobiliarios SA....................................         200,046         4,579,808
   Multiplus SA.................................................................         163,784         2,879,719
   Obrascon Huarte Lain Brasil SA...............................................          74,200         2,675,056
   OdontoPrev SA................................................................         298,681         4,991,693
  *OSX Brasil SA................................................................         255,000         1,961,538
   Paranapanema SA..............................................................         672,600         1,316,559
  *Plascar Participacoes Industriais SA.........................................         203,800           225,122
   Porto Seguro SA..............................................................         261,800         3,112,171
  *PortX Operacoes Portuarias SA................................................         348,025           376,469
   Positivo Informatica SA......................................................          92,900           309,454
   Profarma Distribuidora de Produtos Farmaceuticos SA..........................          24,800           168,910
   Raia Drogasil SA.............................................................         527,048         4,373,967
   Redentor Energia SA..........................................................          11,500            46,732
  *Restoque Comercio e Confeccoes de Roupas SA..................................          95,229         1,557,718
   Rodobens Negocios Imobiliarios SA............................................          41,846           256,268
   Rossi Residencial SA.........................................................         629,090         3,398,929
   Santos Brasil Participacoes SA...............................................         146,788         2,265,838
  *Sao Carlos Empreendimentos e Participacoes SA................................          52,600           752,031
   Sao Martinho SA..............................................................         135,716         1,565,954
   SLC Agricola SA..............................................................         182,159         1,668,123
  *Springs Global Participacoes SA..............................................          94,700           175,069
   Sul America SA...............................................................         507,548         5,112,663
  #TAM SA Sponsored ADR.........................................................          38,100           825,246
   Tecnisa SA...................................................................         351,731         1,872,195
   Tegma Gestao Logistica SA....................................................          87,335         1,323,621
  *Tempo Participacoes SA.......................................................         242,102           581,976
  *Tereos Internacional SA......................................................         193,883           298,503
   Terna Participacoes SA.......................................................           3,800            91,129
   Totvs SA.....................................................................         377,504         6,490,511
   Trisul SA....................................................................           2,838             4,662
   Triunfo Participacoes e Investimentos SA.....................................          75,337           377,720
   Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e
      Identificacao SA..........................................................         168,450         2,073,809
  *Vanguarda Agro SA............................................................       2,585,720           532,772
  *Viver Incorporadora e Construtora SA.........................................         588,740           704,251
                                                                                                   ---------------
TOTAL BRAZIL....................................................................                       198,950,804
                                                                                                   ---------------
CHILE -- (1.4%)
   AFP Cuprum SA................................................................           1,398            71,094
   Almendral SA.................................................................         471,388            61,848
   Banmedica SA.................................................................       1,312,094         2,418,139
   Besalco SA...................................................................         920,923         1,470,760
   Cementos Bio-Bio SA..........................................................         452,622           580,049
   Cia General de Electricidad SA...............................................         110,134           593,684

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
CHILE -- (Continued)
   Cintac SA....................................................................         324,650   $       163,448
  *Compania Sud Americana de Vapores SA.........................................       4,151,639           836,324
   Corpbanca SA.................................................................     146,138,141         2,159,967
  #Corpbanca SA ADR.............................................................          59,103         1,312,678
   Cristalerias de Chile SA.....................................................         156,836         1,483,498
   Empresa Electrica Pilmaiquen SA..............................................          46,897           216,550
   Empresas CMPC SA.............................................................           1,333             5,307
  *Empresas Hites SA............................................................         340,060           215,823
   Empresas Iansa SA............................................................      11,024,595           885,825
   Empresas La Polar SA.........................................................         407,870           181,202
   Forus SA.....................................................................         136,128           420,900
   Gasco SA.....................................................................          76,171           472,582
   Grupo Security SA............................................................         421,396           141,437
   Inversiones Aguas Metropolitanas SA..........................................       1,598,644         2,494,678
  *Madeco SA....................................................................      27,354,147         1,279,235
   Masisa SA....................................................................       4,415,739           448,221
   Multiexport Foods SA.........................................................       1,858,182           517,842
   Parque Arauco SA.............................................................       1,701,641         3,021,867
   Ripley Corp. SA..............................................................         469,973           493,768
   Salfacorp SA.................................................................         519,788         1,374,541
  *Sigdo Koppers SA.............................................................         658,257         1,258,682
   Socovesa SA..................................................................       1,370,698           518,612
  *Sonda SA.....................................................................         725,744         1,976,014
   Soquimic Comercial SA........................................................         562,478           192,222
   Vina Concha Y Toro SA........................................................       1,846,988         3,944,574
   Vina Concha Y Toro SA Sponsored ADR..........................................           1,725            71,156
   Vina San Pedro Tarapaca SA...................................................      40,113,498           269,273
                                                                                                   ---------------
TOTAL CHILE.....................................................................                        31,551,800
                                                                                                   ---------------
CHINA -- (12.9%)
 #*361 Degrees International, Ltd...............................................       1,724,000           687,931
  #Agile Property Holdings, Ltd.................................................       2,760,000         3,067,574
  #Ajisen China Holdings, Ltd...................................................       1,521,000         1,753,697
   AMVIG Holdings, Ltd..........................................................       1,048,000           497,148
   Anhui Expressway Co., Ltd. Series H..........................................       1,806,000         1,086,959
   Anhui Tianda Oil Pipe Co., Ltd. Series H.....................................          98,000            18,915
  #Anta Sports Products, Ltd....................................................         165,000           165,485
  #Anton Oilfield Services Group................................................       3,262,000           453,751
  *Anxin-China Holdings, Ltd....................................................       6,419,000         1,222,567
  #Asia Cement China Holdings Corp..............................................       1,750,000           845,957
  *Asia Energy Logistics Group, Ltd.............................................      18,170,000           264,858
   Asian Citrus Holdings, Ltd...................................................       1,964,000         1,067,245
  *Ausnutria Dairy Corp., Ltd...................................................          36,000             6,445
   AviChina Industry & Technology Co., Ltd. Series H............................       4,618,788         2,134,499
   Baoye Group Co., Ltd. Series H...............................................       1,802,000           827,653
 #*BaWang International Group Holding, Ltd......................................       3,430,000           415,908
   Beijing Capital International Airport Co., Ltd. Series H.....................       6,690,000         3,459,736
   Beijing Capital Land, Ltd. Series H..........................................       4,474,500         1,009,189
  *Beijing Development HK, Ltd..................................................         559,000            87,918
 #*Beijing Enterprises Water Group, Ltd.........................................       7,837,660         2,152,289
  #Beijing Jingkelong Co., Ltd. Series H........................................         511,749           431,662
   Beijing North Star Co., Ltd. Series H........................................       1,760,000           301,511
  *Beijing Properties Holdings, Ltd.............................................       4,575,061           250,340
  *Besunyen Holdings Co., Ltd...................................................          41,000             3,861
  *Boer Power Holdings, Ltd.....................................................         337,000            94,042
   Bosideng International Holdings, Ltd.........................................       6,994,000         1,982,310
  *Brilliance China Automotive Holdings, Ltd....................................       3,386,000         3,619,404
  *BYD Electronic International Co., Ltd........................................       2,863,815           967,591
   C C Land Holdings, Ltd.......................................................       4,922,000         1,070,622
  #C.P. Pokphand Co., Ltd.......................................................      11,528,594         1,441,284
   Catic Shenzhen Holdings, Ltd. Series H.......................................         146,000            61,220


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CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
CHINA -- (Continued)
   Central China Real Estate, Ltd...............................................       2,490,626   $       544,488
   Centron Telecom International Holdings, Ltd..................................         166,117            25,660
  *CGN Mining Co., Ltd..........................................................       2,455,000           294,053
  #Chaoda Modern Agriculture Holdings, Ltd......................................       6,771,138           960,408
  *Chaowei Power Holdings, Ltd..................................................         597,000           225,803
 #*Chigo Holding, Ltd...........................................................       5,830,000           133,706
   China Aerospace International Holdings, Ltd..................................       9,836,500           760,133
 #*China All Access Holdings, Ltd...............................................         502,000           109,750
   China Aoyuan Property Group, Ltd.............................................       2,468,000           311,388
   China Automation Group, Ltd..................................................       1,239,000           352,718
   China BlueChemical, Ltd. Series H............................................         948,000           719,325
   China Chengtong Development Group, Ltd.......................................       2,298,000            91,694
  #China Communications Services Corp., Ltd. Series H...........................       1,939,200           863,599
  *China Corn Oil Co., Ltd......................................................          63,000            30,246
  *China Daye Non-Ferrous Metals Mining, Ltd....................................         959,837            49,503
  #China Dongxiang Group Co., Ltd...............................................       7,493,985         1,245,923
  *China Energine International Holdings, Ltd...................................         304,000            11,357
  #China Everbright International, Ltd..........................................       6,414,800         2,749,632
   China Everbright, Ltd........................................................       2,270,000         3,712,619
   China Foods, Ltd.............................................................       2,114,000         1,669,190
   China Gas Holdings, Ltd......................................................       9,067,500         4,217,735
  *China Glass Holdings, Ltd....................................................         982,000           170,504
  *China Grand Forestry Green Resources Group, Ltd..............................         362,987            33,660
   China Green Holdings, Ltd....................................................       1,908,000           541,626
   China Haidian Holdings, Ltd..................................................       4,628,000           500,978
  #China High Precision Automation Group, Ltd...................................       1,289,000           446,271
  #China High Speed Transmission Equipment Group Co., Ltd.......................       3,647,000         1,921,811
  #China Huiyuan Juice Group, Ltd...............................................       2,144,000           762,143
  *China ITS Holdings Co., Ltd..................................................         592,000            88,343
  *China Liansu Group Holdings, Ltd.............................................       1,280,000           678,496
 #*China Lilang, Ltd............................................................       1,167,000         1,068,098
 #*China Lumena New Materials Corp..............................................       7,990,000         1,571,085
  *China Medical System Holdings, Ltd...........................................       1,181,000           772,397
  #China Metal Recycling Holdings, Ltd..........................................       1,357,086         1,608,681
  *China Mining Resources Group, Ltd............................................      25,526,000           371,931
  #China Molybdenum Co., Ltd. Series H..........................................       3,642,000         1,796,255
  #China National Materials Co., Ltd. Series H..................................       2,949,000         1,232,953
  *China Nickel Resources Holding Co., Ltd......................................         358,000            30,461
 #*China Ocean Resources Co., Ltd...............................................         115,700           586,390
  *China Oil & Gas Group, Ltd...................................................       5,400,000           444,669
   China Oriental Group Co., Ltd................................................          10,000             3,003
   China Overseas Grand Oceans Group, Ltd.......................................         648,000           600,248
  #China Pharmaceutical Group, Ltd..............................................       2,779,877           670,518
  #China Power International Development, Ltd...................................       3,692,000           938,185
 #*China Power New Energy Development Co., Ltd..................................      11,240,000           527,811
 #*China Precious Metal Resources Holdings Co., Ltd.............................       6,832,318         1,251,006
  *China Properties Group, Ltd..................................................       2,147,000           647,270
  *China Qinfa Group, Ltd.......................................................       2,662,000           578,637
  *China Rare Earth Holdings, Ltd...............................................       4,150,000           907,709
  *China Renewable Energy Investment, Ltd.......................................       1,004,889            37,547
 #*China Resources Gas Group, Ltd...............................................       1,420,000         2,045,010
 #*China Rongsheng Heavy Industries Group Holdings, Ltd.........................       4,227,500         1,327,848
  *China Sanjiang Fine Chemicals Co., Ltd.......................................         290,000            75,869
   China SCE Property Holdings, Ltd.............................................         798,000           159,434
   China Shanshui Cement Group, Ltd.............................................       4,873,000         3,581,711
   China Shineway Pharmaceutical Group, Ltd.....................................       1,009,200         1,456,750
 #*China Singyes Solar Technologies Holdings, Ltd...............................       1,014,000           476,720
   China South City Holdings, Ltd...............................................       2,152,000           299,485
   China Starch Holdings, Ltd...................................................       1,935,000            63,488
  #China State Construction International Holdings, Ltd.........................       4,296,960         3,402,092
   China Sunshine Paper Holdings Co., Ltd.......................................         882,578            80,531

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CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
CHINA -- (Continued)
  *China Suntien Green Energy Corp., Ltd. Series H..............................       1,580,000   $       293,266
  *China Tontine Wines Group, Ltd...............................................         506,000            58,020
   China Travel International Investment Hong Kong, Ltd.........................      13,617,900         2,559,171
 #*China Vanadium Titano - Magnetite Mining Co., Ltd............................       2,405,000           494,935
  #China Water Affairs Group, Ltd...............................................       3,722,000         1,140,350
   China Wireless Technologies, Ltd.............................................       4,960,000           881,006
  #China Zhongwang Holdings, Ltd................................................       5,002,000         2,004,530
 #*Chinasoft International, Ltd.................................................       2,460,000           718,475
 #*Chongqing Iron & Steel Co., Ltd. Series H....................................       1,681,400           262,111
   Chongqing Machinery & Electric Co., Ltd. Series H............................       3,918,000           787,094
  #Chu Kong Petroleum & Natural Gas Steel Pipe Holdings, Ltd....................         795,000           238,324
  *CIMC Enric Holdings, Ltd.....................................................         240,000            98,878
 #*Citic 21CN Co., Ltd..........................................................       4,665,200           258,188
  *Citic Resources Holdings, Ltd................................................      10,450,600         1,533,876
  *Clear Media, Ltd.............................................................          77,000            33,049
  *CNNC International, Ltd......................................................          28,042             8,804
  *Coastal Greenland, Ltd.......................................................       1,384,000            50,651
  #Comba Telecom Systems Holdings, Ltd..........................................       2,374,077         1,658,576
  *Comtec Solar Systems Group, Ltd..............................................       1,360,000           248,363
   COSCO International Holdings, Ltd............................................       3,063,000         1,297,887
  *Coslight Technology International Group, Ltd.................................          36,000             8,994
   CPMC Holdings, Ltd...........................................................         309,000           145,147
   DaChan Food Asia, Ltd........................................................         745,955           128,795
   Dalian Port (PDA) Co., Ltd. Series H.........................................       3,290,000           771,595
   Daphne International Holdings, Ltd...........................................       2,552,000         3,290,453
  *Daqing Dairy Holdings, Ltd...................................................         922,000           178,152
   Dawnrays Pharmaceutical Holdings, Ltd........................................         982,943           278,738
  *DBA Telecommunication Asia Holdings, Ltd.....................................         108,000            35,564
   Digital China Holdings, Ltd..................................................       2,003,800         3,302,823
  *Dongiang Environmental Co., Ltd. Series H....................................          36,600           117,761
  #Dongyue Group Co., Ltd.......................................................       2,753,000         2,291,749
  #Dynasty Fine Wines Group, Ltd................................................       1,324,000           313,943
  #Embry Holdings, Ltd..........................................................         448,000           242,612
  *Enerchina Holdings, Ltd......................................................       8,435,167            81,769
   ENN Energy Holdings, Ltd.....................................................       1,388,000         4,216,794
  *Evergreen International Holdings, Ltd........................................         176,000            42,635
  *Extrawell Pharmaceutical Holdings, Ltd.......................................       5,877,921           333,268
   Fantasia Holdings Group Co., Ltd.............................................       3,490,500           364,263
   First Tractor Co., Ltd. Series H.............................................       1,233,176         1,266,848
   Franshion Properties China, Ltd..............................................      10,742,300         2,613,943
  #Fufeng Group, Ltd............................................................       2,467,000         1,239,233
   Geely Automobile Holdings, Ltd...............................................      10,930,000         3,240,360
   Global Bio-Chem Technology Group Co., Ltd....................................       7,118,800         1,593,469
  *Global Sweeteners Holdings, Ltd..............................................       1,922,951           222,965
 #*Glorious Property Holdings, Ltd..............................................       8,100,501         1,293,599
   Goldbond Group Holdings, Ltd.................................................         350,000            13,970
  *Golden Meditech Holdings, Ltd................................................       3,000,000           417,313
   Goldlion Holdings, Ltd.......................................................         541,962           207,968
  #Good Friend International Holdings, Inc......................................         406,667           199,091
  *Goodtop Tin International Holdings, Ltd......................................       4,420,000           472,597
  #Great Wall Technology Co., Ltd. Series H.....................................       1,656,950           373,214
   Greentown China Holdings, Ltd................................................       2,048,148           916,804
   Guangdong Investment, Ltd....................................................          90,000            52,091
   Guangshen Railway Co., Ltd. Sponsored ADR....................................           7,064           128,989
   Guangzhou Investment Co., Ltd................................................      15,701,432         2,687,863
  #Guangzhou Pharmaceutical Co., Ltd. Series H..................................         648,000           508,019
   Guangzhou Shipyard International Co., Ltd. Series H..........................         297,400           260,897
  *Haier Electronics Group Co., Ltd.............................................       2,018,000         2,075,059
   Hainan Meilan International Airport Co., Ltd. Series H.......................         483,000           360,563
  #Haitian International Holdings, Ltd..........................................       1,296,000         1,353,617
   Harbin Electric Co., Ltd. Series H...........................................       2,531,413         2,445,472


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CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
CHINA -- (Continued)
   Henderson Investment, Ltd....................................................         832,000   $        63,242
  *Heng Tai Consumables Group, Ltd..............................................      10,840,462           482,099
  #Hengdeli Holdings, Ltd.......................................................       6,258,000         2,395,877
 #*Hi Sun Technology (China), Ltd...............................................       4,344,000         1,167,981
  #Hidili Industry International Development, Ltd...............................       3,926,000         1,464,213
  *Hisense Kelon Electrical Holdings Co., Ltd. Series H.........................       1,029,000           201,404
   HKC Holdings, Ltd............................................................      14,610,447           517,195
  #Hong Kong Resources Holdings Co., Ltd........................................       2,237,450           147,097
  *Honghua Group, Ltd...........................................................       3,513,000           375,450
  *Hopefluent Group Holdings, Ltd...............................................          58,000            11,572
  #Hopewell Highway Infrastructure, Ltd.........................................       1,306,000           715,608
  #Hopson Development Holdings, Ltd.............................................       3,476,000         2,127,324
  #Hua Han Bio-Pharmaceutical Holdings, Ltd.....................................       3,495,360           622,724
  #Huabao International Holdings, Ltd...........................................       4,442,014         3,015,490
 #*Huadian Power International Corp. Series H...................................       2,396,000           552,286
 #*Hunan Nonferrous Metal Corp., Ltd. Series H..................................       8,774,000         2,575,940
   Huscoke Resources Holdings, Ltd..............................................       8,002,000           145,353
   Inspur International, Ltd....................................................       6,200,000           195,570
  *Interchina Holdings Co., Ltd.................................................       8,010,000           510,684
  #International Mining Machinery Holdings, Ltd.................................       2,255,000         2,468,336
  *International Taifeng Holdings, Ltd..........................................         288,000           110,621
  #Intime Department Store Group Co., Ltd.......................................       2,345,500         2,844,125
  #Jingwei Textile Machinery Co., Ltd. Series H.................................         618,000           299,958
  #Ju Teng International Holdings, Ltd..........................................       2,456,000           319,788
  *Kai Yuan Holdings, Ltd.......................................................       8,260,000           198,092
 #*Kaisa Group Holdings, Ltd....................................................       5,673,000         1,147,666
   Kasen International Holdings, Ltd............................................         222,000            31,607
   Kingboard Chemical Holdings, Ltd.............................................         115,500           396,911
  #Kingboard Laminates Holdings, Ltd............................................       2,551,000         1,357,647
  #Kingdee International Software Group Co., Ltd................................       5,789,200         1,729,754
  #Kingsoft Corp., Ltd..........................................................       2,464,000         1,005,631
   Kingway Brewery Holdings, Ltd................................................       4,396,800         1,355,371
  #KWG Property Holding, Ltd....................................................       5,039,450         2,083,616
   Lai Fung Holdings, Ltd.......................................................       6,301,720           154,228
   Le Saunda Holdings, Ltd......................................................         892,000           316,748
  #Lee & Man Paper Manufacturing, Ltd...........................................       2,769,000         1,129,859
  #Li Ning Co., Ltd.............................................................       1,201,000         1,240,388
   Lianhua Supermarket Holdings Co., Ltd. Series H..............................       1,034,600         1,336,767
   Lijun International Pharmaceutical Holding, Ltd..............................       2,295,000           292,952
  #Lingbao Gold Co., Ltd. Series H..............................................       1,384,000           610,820
   Little Sheep Group, Ltd......................................................       1,182,000           990,677
   LK Technology Holdings, Ltd..................................................         820,000           223,263
  #Lonking Holdings, Ltd........................................................       6,648,000         2,686,423
   Loudong General Nice Resources China Holdings, Ltd...........................       6,535,117           514,025
   Magic Holdings International, Ltd............................................         227,600            86,139
 #*Maoye International Holdings, Ltd............................................       3,763,000           910,796
   Min Xin Holdings, Ltd........................................................         390,000           206,108
 #*Mingfa Group International Co., Ltd..........................................       2,690,000           853,023
  *Mingyuan Medicare Development Co., Ltd.......................................       8,730,000           297,934
   Minmetals Land, Ltd..........................................................       4,932,000           545,966
 #*Minmetals Resources, Ltd.....................................................       4,458,000         2,090,735
   Minth Group, Ltd.............................................................       1,209,000         1,302,805
 #*Nam Fong International Holdings, Ltd.........................................         306,758            34,703
  *Nan Hai Corp, Ltd............................................................       8,550,000            37,454
  *Nanjing Panda Electronics Co., Ltd. Series H.................................         194,000            38,407
   NetDragon Websoft, Inc.......................................................         363,544           211,435
   New World China Land, Ltd....................................................         990,000           239,706
  #New World Department Store China, Ltd........................................       1,374,462           834,052
  *NVC Lighting Holdings, Ltd...................................................       3,764,000         1,546,250
 #*O-Net Communications Group, Ltd..............................................         645,000           173,473
  *Oriental Ginza Holdings, Ltd.................................................       1,710,000            81,771


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CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
CHINA -- (Continued)
  *Overseas Chinese Town Asia Holdings, Ltd.....................................         388,183   $       112,356
   Pacific Online, Ltd..........................................................         618,365           318,940
   PCD Stores Group, Ltd........................................................       8,032,000         1,219,789
 #*Peak Sport Products Co., Ltd.................................................       2,004,000           438,709
  *PetroAsian Energy Holdings, Ltd..............................................       3,772,000            95,130
  #Phoenix Satellite Television Holdings, Ltd...................................       1,908,000           614,158
  #Poly Hong Kong Investment, Ltd...............................................       6,207,000         3,091,004
   Ports Design, Ltd............................................................         984,000         1,610,585
  *Pou Sheng International Holdings, Ltd........................................       3,262,806           408,125
   Powerlong Real Estate Holdings, Ltd..........................................       4,246,000           564,102
   Prosperity International Holdings HK, Ltd....................................       3,080,000           174,513
   Qingling Motors Co., Ltd. Series H...........................................       2,146,000           594,764
   Qunxing Paper Holdings Co., Ltd..............................................         669,913           177,399
  #Real Gold Mining, Ltd........................................................         300,500           341,367
  #Real Nutriceutical Group, Ltd................................................       2,047,000           707,119
   Regent Manner International, Ltd.............................................       2,237,000           539,109
  #Renhe Commercial Holdings Co., Ltd...........................................      12,922,000         1,531,153
   REXLot Holdings, Ltd.........................................................      17,450,000         1,164,501
  *Richly Field China Development, Ltd..........................................       6,840,000           119,721
   Road King Infrastructure, Ltd................................................         600,000           350,247
  *Royale Furniture Holdings, Ltd...............................................          64,000            17,904
  *Sany Heavy Equipment International Holdings Co., Ltd.........................       1,000,000           877,652
  *Semiconductor Manufacturing International Corp...............................      93,483,000         4,926,844
   Shandong Chenming Paper Holdings, Ltd. Series H..............................         567,000           275,141
   Shandong Molong Petroleum Machinery Co., Ltd. Series H.......................         164,668            98,266
   Shandong Xinhua Pharmaceutical Co., Ltd. Series H............................         154,000            40,802
  *Shanghai Industrial Urban Development Group, Ltd.............................       2,882,000           606,409
  #Shanghai Jin Jiang International Hotels Group Co., Ltd. Series H.............       2,070,000           282,630
   Shanghai Prime Machinery Co., Ltd. Series H..................................       4,280,000           716,541
  *Shanghai Zendai Property, Ltd................................................       7,225,000           124,626
   Shengli Oil & Gas Pipe Holdings, Ltd.........................................       2,752,500           283,431
  #Shenguan Holdings Group, Ltd.................................................       3,370,000         1,913,649
   Shenzhen Expressway Co., Ltd. Series H.......................................       2,322,400           966,700
   Shenzhen International Holdings, Ltd.........................................      42,344,300         2,891,303
   Shenzhen Investment, Ltd.....................................................      10,634,000         2,220,142
   Shenzhou International Group, Ltd............................................       1,048,000         1,501,361
   Shougang Concord Century Holdings, Ltd.......................................       1,137,153            52,708
   Shougang Concord International Enterprises Co., Ltd..........................      15,686,000         1,090,760
   Shougang Fushan Resources Group, Ltd.........................................      10,944,000         4,394,039
  #Shui On Land, Ltd............................................................       9,856,409         3,438,724
   Sichuan Expressway Co., Ltd. Series H........................................       2,980,000         1,274,462
  *Sihuan Pharmaceutical Holdings Group, Ltd....................................       1,179,000           426,553
  *Sijia Group Co., Ltd.........................................................          45,000            12,900
  #Silver Base Group Holdings, Ltd..............................................       1,352,000         1,093,890
   Silver Grant International Industries, Ltd...................................       5,152,000         1,154,339
   SIM Technology Group, Ltd....................................................       2,956,000           231,989
  #Sino Biopharmaceutical, Ltd..................................................       7,908,000         2,210,337
 #*Sino Oil & Gas Holdings, Ltd.................................................      29,402,766         1,021,867
  *Sino Prosper State Gold Resources Holdings, Ltd..............................      16,020,000           178,987
  *Sino Union Energy Investment Group, Ltd......................................       5,610,000           353,930
   SinoCom Software Group, Ltd..................................................         928,200            78,976
  #Sinofert Holdings, Ltd.......................................................       7,665,327         2,205,715
  *Sinolink Worldwide Holdings, Ltd.............................................      10,218,800           829,851
   SinoMedia Holding, Ltd.......................................................         621,000           200,630
  #Sino-Ocean Land Holdings, Ltd................................................      11,976,054         6,159,936
   Sinopec Kantons Holdings, Ltd................................................         928,000           535,558
   Sinotrans Shipping, Ltd......................................................       3,189,086           820,921
   Sinotrans, Ltd. Series H.....................................................       5,824,000         1,202,217
  #Sinotruk Hong Kong, Ltd......................................................       2,450,000         1,382,324
  #Skyworth Digital Holdings, Ltd...............................................       6,672,815         2,870,745
  *SMI Corp., Ltd...............................................................       3,096,066            99,907


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CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
CHINA -- (Continued)
  #Solargiga Energy Holdings, Ltd...............................................       2,383,000   $       266,704
  #Sparkle Roll Group, Ltd......................................................       5,200,000           589,419
   SPG Land Holdings, Ltd.......................................................         391,000            71,513
   SRE Group, Ltd...............................................................      11,937,053           576,471
  *Sunac China Holdings, Ltd....................................................         146,000            39,829
   Sunny Optical Technology Group Co., Ltd......................................         754,000           178,579
   Tak Sing Alliance Holdings, Ltd..............................................         253,257            19,884
   TCC International Holdings, Ltd..............................................       3,637,098         1,315,076
   TCL Communication Technology Holdings, Ltd...................................       1,938,198           890,007
  *TCL Multimedia Technology Holdings, Ltd......................................       2,396,510           879,825
  *Tech Pro Technology Development, Ltd.........................................         826,000           318,289
   Texhong Textile Group, Ltd...................................................         134,000            32,080
  #Tian An China Investments Co., Ltd...........................................       1,193,000           608,168
  *Tian Shan Development Holdings, Ltd..........................................         188,000            41,448
   Tiangong International Co., Ltd..............................................       3,058,000           617,408
  #Tianjin Capital Environmental Protection Group Co., Ltd. Series H............       1,542,000           393,402
  *Tianjin Development Holdings, Ltd............................................         972,000           530,779
   Tianjin Port Development Holdings, Ltd.......................................       2,060,800           288,802
  #Tianneng Power International, Ltd............................................       2,208,048           972,401
  *Tianyi Fruit Holdings, Ltd...................................................         608,000           134,423
   Tomson Group, Ltd............................................................       1,060,443           281,486
  *Tong Ren Tang Technologies Co., Ltd. Series H................................         325,000           358,853
  #Towngas China Co., Ltd.......................................................       2,893,000         1,670,456
   TPV Technology, Ltd..........................................................       2,857,964           728,528
   Travelsky Technology, Ltd. Series H..........................................       2,505,090         1,384,415
   Truly International Holdings, Ltd............................................       4,287,573           734,088
  #Uni-President China Holdings, Ltd............................................       3,568,000         2,093,306
  *United Energy Group, Ltd.....................................................      10,656,450         1,979,344
  *United Gene High-Tech Group, Ltd.............................................      15,300,000           128,221
  #Vinda International Holdings, Ltd............................................       1,316,000         1,599,901
 #*VODone, Ltd..................................................................       6,252,000           901,171
  #Wasion Group Holdings, Ltd...................................................       1,536,000           617,281
   Weiqiao Textile Co., Ltd. Series H...........................................       2,212,000         1,139,545
   Welling Holding, Ltd.........................................................       2,514,000           385,099
 #*West China Cement, Ltd.......................................................       6,412,000         1,065,453
  #Wumart Stores, Inc. Series H.................................................         277,000           569,845
   Xiamen International Port Co., Ltd. Series H.................................       5,166,000           785,537
  #Xingda International Holdings, Ltd...........................................       2,642,000         1,042,373
  #Xinhua Winshare Publishing & Media Co., Ltd. Series H........................         819,103           368,530
  #Xinjiang Xinxin Mining Industry Co., Ltd. Series H...........................       1,754,598           549,013
  *Xiwang Sugar Holdings Co., Ltd...............................................       2,151,178           315,985
 #*XTEP International Holdings, Ltd.............................................       2,025,500           663,137
  *Yantai North Andre Juice Co. Series H........................................         480,000            16,390
   Yingde Gases Group Co., Ltd..................................................       2,093,000         2,407,044
  #Yip's Chemical Holdings, Ltd.................................................         910,000           686,175
 #*Youyuan International Holdings, Ltd..........................................          44,000            10,928
  #Yuexiu Transport Infrastructure, Ltd.........................................       2,108,018           913,856
  *Yuzhou Properties Co.........................................................         118,000            28,885
   Zhejiang Expressway Co., Ltd. Series H.......................................       4,076,000         2,855,871
 #*Zhejiang Glass Co., Ltd. Series H............................................         445,000                --
  *Zhong An Real Estate, Ltd....................................................         890,400           128,797
  #Zhuzhou CSR Times Electric Co., Ltd. Series H................................       1,146,000         2,530,791
                                                                                                   ---------------
TOTAL CHINA.....................................................................                       293,567,085
                                                                                                   ---------------
HUNGARY -- (0.1%)
  *CIG Pannonia Life Insurance P.L.C............................................             510             1,174
  *Danubius Hotel & Spa P.L.C...................................................          45,091           601,715
  *Egis Pharmaceuticals P.L.C...................................................           8,445           621,055
 #*FHB Mortgage Bank NYRT.......................................................          41,326            94,042
  *Fotex Holding SE Co., Ltd....................................................         119,895           157,396
  *PannErgy P.L.C...............................................................         127,046           389,539


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CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
HUNGARY -- (Continued)
   Zwack Unicum NYRT............................................................             856   $        47,719
                                                                                                   ---------------
TOTAL HUNGARY...................................................................                         1,912,640
                                                                                                   ---------------
INDIA -- (7.9%)
  *3M India, Ltd................................................................           4,978           361,646
   Aban Offshore, Ltd...........................................................          30,087           270,521
   ABG Shipyard, Ltd............................................................          55,423           432,727
   Aditya Birla Nuvo, Ltd.......................................................          37,126           611,084
   Aegis Logistics, Ltd.........................................................          11,109            37,301
   Agro Tech Foods, Ltd.........................................................          39,674           335,955
   AIA Engineering, Ltd.........................................................          44,021           258,956
   Ajmera Realty & Infra India, Ltd.............................................          12,450            30,667
   Akzo Nobel India, Ltd........................................................          50,985           826,305
   Alembic Pharmaceuticals, Ltd.................................................         265,727           205,294
  *Alembic, Ltd.................................................................         265,727            97,317
   Allahabad Bank, Ltd..........................................................         232,957           759,376
   Allcargo Logistics, Ltd......................................................           3,483             9,712
   Alok Industries, Ltd.........................................................         825,062           333,592
   Alstom Projects India, Ltd...................................................          49,538           336,427
   Amara Raja Batteries, Ltd....................................................          53,041           231,316
   Amtek Auto, Ltd..............................................................         330,222           725,366
   Anant Raj Industries, Ltd....................................................         316,051           388,043
  *Andhra Bank, Ltd.............................................................         375,447           774,615
   Ansal Properties & Infrastructure, Ltd.......................................          82,517            55,662
  *Apollo Hospitals Enterprise, Ltd.............................................         249,642         3,035,832
   Apollo Tyres, Ltd............................................................         663,125           969,435
   Aptech, Ltd..................................................................          63,975           113,502
   Areva T&D India, Ltd.........................................................         146,336           509,738
  *Arvind, Ltd..................................................................         324,737           632,809
  *Asahi India Glass, Ltd.......................................................         220,013           262,261
  *Ashok Leyland, Ltd...........................................................       2,615,570         1,447,127
   Asian Hotels East, Ltd.......................................................          13,104            79,314
   Asian Hotels West, Ltd.......................................................           6,100            16,848
   Aurobindo Pharma, Ltd........................................................         541,470         1,254,712
   Automotive Axles, Ltd........................................................          19,185           179,633
   Aventis Pharma, Ltd..........................................................          23,466         1,088,583
   Bajaj Electricals, Ltd.......................................................          91,791           324,301
   Bajaj Finance, Ltd...........................................................          54,152           821,777
   Bajaj Finserv, Ltd...........................................................         115,432         1,048,369
   Bajaj Hindusthan, Ltd........................................................         738,770           516,303
   Bajaj Holdings & Investment, Ltd.............................................          86,830         1,181,080
   Balkrishna Industries, Ltd...................................................          18,360            71,663
   Ballarpur Industries, Ltd....................................................         910,052           426,064
   Balmer Lawrie & Co., Ltd.....................................................          23,290           248,939
   Balrampur Chini Mills, Ltd...................................................         745,160           731,003
   Bank of Maharashtra, Ltd.....................................................         463,963           447,152
   Bannari Amman Sugars, Ltd....................................................          15,663           192,645
   BASF India, Ltd..............................................................          12,834           130,762
   Bata India, Ltd..............................................................          86,199         1,196,872
   BEML, Ltd....................................................................          32,235           345,517
   Bengal & Assam Co., Ltd......................................................           3,943            17,241
   Berger Paints India, Ltd.....................................................         531,407         1,046,199
  *BF Utilities, Ltd............................................................          27,513           208,578
  *BGR Energy Systems, Ltd......................................................          96,372           449,630
  *Bharat Forge, Ltd............................................................         310,902         1,834,779
   Bhushan Steel, Ltd...........................................................         391,545         2,796,635
  *Biocon, Ltd..................................................................          77,663           416,002
   Birla Corp., Ltd.............................................................         104,359           566,495
   Bl Kashyap & Sons, Ltd.......................................................             554               148
   Blue Dart Express, Ltd.......................................................          17,025           573,309
   Blue Star, Ltd...............................................................         119,701           413,387


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CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
INDIA -- (Continued)
   Bombay Burmah Trading Co.....................................................           6,565   $        52,664
   Bombay Dyeing & Manufacturing Co., Ltd.......................................          56,142           475,515
   Bombay Rayon Fashions, Ltd...................................................          17,322            91,614
   Brigade Enterprises, Ltd.....................................................           5,002             6,206
   Britannia Industries, Ltd....................................................         156,097         1,427,998
   Cadila Healthcare, Ltd.......................................................          20,073           268,412
   Carborundum Universal, Ltd...................................................         304,350           918,545
   Central Bank of India........................................................         672,545         1,151,605
   Centum Electronics, Ltd......................................................           5,939             6,608
   Century Enka, Ltd............................................................           7,619            17,719
   Century Plyboards India, Ltd.................................................         137,796           148,099
   Century Textiles & Industries, Ltd...........................................          71,457           403,399
   CESC, Ltd....................................................................         164,998           837,832
   Chambal Fertilizers & Chemicals, Ltd.........................................         539,201           922,225
  *Chemplast Sanmar, Ltd........................................................          79,745             8,818
   Chennai Petroleum Corp., Ltd.................................................         155,542           534,540
  *Cholamandalam Investment & Finance Co., Ltd..................................          71,956           220,663
   City Union Bank, Ltd.........................................................         630,312           552,187
   Clariant Chemicals (India), Ltd..............................................          25,417           317,108
   CMC, Ltd.....................................................................          55,642         1,014,224
   Core Education & Technologies, Ltd...........................................         115,644           603,047
  *Coromandel International, Ltd................................................         436,106         2,342,872
   Corporation Bank.............................................................         111,558           932,331
  *Crisil, Ltd..................................................................         101,450         1,844,517
   Dalmia Bharat Enterprises, Ltd...............................................          57,406           149,720
   Dalmia Cement (Bharat), Ltd..................................................          30,095             8,726
  *DB Corp., Ltd................................................................           1,184             4,639
  *DB Realty, Ltd...............................................................         272,362           340,896
   DCM Shriram Consolidated, Ltd................................................         234,793           201,782
  *Deccan Chronicle Holdings, Ltd...............................................         104,772            91,522
   Deepak Fertilizers & Petrochemicals Corp., Ltd...............................         143,664           403,425
  *Development Credit Bank, Ltd.................................................         332,645           289,143
   Dewan Housing Finance Corp., Ltd.............................................         110,571           523,449
   Dhanalakshmi Bank, Ltd.......................................................          31,360            37,676
  *Dish TV (India), Ltd.........................................................         931,187         1,175,792
   Dishman Pharmaceuticals & Chemicals, Ltd.....................................          45,678            47,616
  *Dredging Corp. of India, Ltd.................................................             127               757
   E.I.D. - Parry (India), Ltd..................................................         285,956         1,195,258
   eClerx Services, Ltd.........................................................          20,502           297,744
   Edelweiss Financial Services, Ltd............................................         353,351           236,591
   Educomp Solutions, Ltd.......................................................         128,363           558,346
   Eicher Motors, Ltd...........................................................          44,035         1,491,849
   EIH, Ltd.....................................................................         368,326           656,551
   Elder Pharmaceuticals, Ltd...................................................          41,972           291,407
   Electrosteel Casings, Ltd....................................................         302,373           118,500
   Elgi Equipments, Ltd.........................................................         224,474           314,684
   Emami, Ltd...................................................................          27,791           198,364
  *Entertainment Network India, Ltd.............................................          23,819           110,540
   Era Infra Engineering, Ltd...................................................         166,861           458,907
   Esab India, Ltd..............................................................          26,438           277,641
   Escorts, Ltd.................................................................         163,921           269,538
  *Essar Ports, Ltd.............................................................         236,769           287,941
  *Essar Shipping, Ltd..........................................................         112,311            69,165
   Essel Propack, Ltd...........................................................         195,868           130,732
   Eveready Industries (India), Ltd.............................................          77,672            43,140
  *Everonn Education, Ltd.......................................................           7,499            42,221
   FAG Bearings (India), Ltd....................................................          26,817           647,606
   FDC, Ltd.....................................................................         245,896           407,544
  *Federal Bank, Ltd............................................................         376,235         3,032,793
  *Federal-Mogul Goetze (India), Ltd............................................          60,504           295,858
   Financial Technologies (India), Ltd..........................................          56,727           826,811


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CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
INDIA -- (Continued)
   Finolex Cables, Ltd..........................................................         232,057   $       155,763
   Finolex Industries, Ltd......................................................         229,394           246,467
  *Fortis Healthcare India, Ltd.................................................         242,873           512,633
  *Fresenius Kabi Oncology, Ltd.................................................          11,883            24,568
   Future Capital Holdings, Ltd.................................................          56,836           150,855
   Gammon India, Ltd............................................................          84,762            88,883
  *Gammon Infrastructure Projects, Ltd..........................................          50,558            14,013
   Ganesh Housing Corp., Ltd....................................................           1,657             3,899
   Gateway Distriparks, Ltd.....................................................         140,729           367,057
   Geodesic, Ltd................................................................          97,598            92,439
   Geojit BNP Paribas Financial Services, Ltd...................................          27,975            10,300
   GHCL, Ltd....................................................................         108,622            74,225
  *Gillette India, Ltd..........................................................           9,020           345,886
   Gitanjali Gems, Ltd..........................................................          90,316           565,917
  *GlaxoSmithKline Consumer Healthcare, Ltd.....................................          42,489         2,209,758
   Glenmark Pharmaceuticals, Ltd................................................          11,536            68,927
   Godfrey Phillips India, Ltd..................................................           3,072           182,032
   Godrej Consumer Products, Ltd................................................           7,659            68,886
   Godrej Industries, Ltd.......................................................         263,939         1,078,847
  *Godrej Properties, Ltd.......................................................          14,886           196,774
   Gokul Refoils & Solvent, Ltd.................................................          39,085            62,601
   Graphite India, Ltd..........................................................         221,802           335,799
   Great Eastern Shipping Co., Ltd..............................................         182,520           856,067
   Greaves Cotton, Ltd..........................................................         461,835           785,499
   Grindwell Norton, Ltd........................................................          18,171            86,473
   Gruh Finance, Ltd............................................................          22,239           267,973
  *GTL Infrastructure, Ltd......................................................         909,413           219,678
   Gujarat Alkalies & Chemicals, Ltd............................................         135,835           372,096
   Gujarat Ambuja Exports, Ltd..................................................         156,663            71,221
   Gujarat Fluorochemicals, Ltd.................................................         145,154         1,426,097
   Gujarat Gas Co., Ltd.........................................................         171,320         1,347,568
   Gujarat Industries Power Co., Ltd............................................          44,878            66,341
   Gujarat Mineral Development Corp., Ltd.......................................         197,377           714,527
   Gujarat Narmada Valley Fertilizers Co., Ltd..................................         190,388           322,467
   Gujarat NRE Coke, Ltd........................................................         417,605           188,002
   Gujarat State Fertilizers & Chemicals, Ltd...................................          97,061           737,954
   Gujarat State Petronet, Ltd..................................................         392,087           659,931
   Gulf Oil Corp., Ltd..........................................................          48,781            65,369
  *GVK Power & Infrastructure, Ltd..............................................       2,088,227           672,654
   Havells India, Ltd...........................................................          77,448           750,531
   HCL Infosystems, Ltd.........................................................         161,533           152,028
   HEG, Ltd.....................................................................          58,975           228,809
  *HeidelbergCement India, Ltd..................................................         221,953           151,103
  *Hexa Tradex, Ltd.............................................................          73,518            52,040
   Hexaware Technologies, Ltd...................................................         723,327         1,237,786
   Hikal, Ltd...................................................................          16,247            91,069
  *Himachal Futuristic Communications, Ltd......................................       1,979,484           539,126
   Hinduja Global Solutions, Ltd................................................          36,075           235,719
   Hinduja Ventures, Ltd........................................................          36,075           259,251
   Hindustan Construction Co., Ltd..............................................       1,114,368           530,343
  *Hindustan Oil Exploration Co., Ltd...........................................          90,236           213,381
   Honeywell Automation India, Ltd..............................................           7,424           353,679
   Hotel Leelaventure, Ltd......................................................         513,732           355,885
  *Housing Development & Infrastructure, Ltd....................................         575,523           922,750
   HSIL, Ltd....................................................................          88,826           230,995
   HT Media, Ltd................................................................          67,258           189,110
   India Cements, Ltd...........................................................         497,046           807,894
   India Infoline, Ltd..........................................................         465,555           499,468
   Indiabulls Financial Services, Ltd...........................................         357,294         1,304,049
   Indian Bank..................................................................         118,356           532,340
   Indian Hotels Co., Ltd.......................................................         887,643         1,176,845


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CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
INDIA -- (Continued)
   Indian Overseas Bank.........................................................         295,545   $       523,475
   Indo Rama Synthetics (India), Ltd............................................         110,426            76,776
   Indoco Remedies, Ltd.........................................................          12,300           106,969
  *Indraprastha Gas, Ltd........................................................          65,891           475,504
   IndusInd Bank, Ltd...........................................................         115,525           680,609
   INEOS ABS India, Ltd.........................................................          23,441           284,351
   Info Edge (India), Ltd.......................................................          28,474           360,814
   Infotech Enterprises, Ltd....................................................         174,836           477,112
   ING Vysya Bank, Ltd..........................................................          21,126           142,882
   Ingersoll-Rand India, Ltd....................................................          13,804           127,433
   Ipca Laboratories, Ltd.......................................................         163,730           987,962
   IRB Infrastructure Developers, Ltd...........................................         244,157           860,330
   IVRCL Infrastructures & Projects, Ltd........................................         301,329           306,822
   J.B. Chemicals & Pharmaceuticals, Ltd........................................          89,920           123,819
   Jagran Prakashan, Ltd........................................................         214,855           422,077
   Jai Balaji Industries, Ltd...................................................           1,974             1,712
   Jai Corp., Ltd...............................................................          99,161           158,043
   Jain Irrigation Systems, Ltd. (6312345)......................................         556,840         1,072,172
  *Jain Irrigation Systems, Ltd. (B40PKT1)......................................          27,842            20,665
   Jammu & Kashmir Bank, Ltd....................................................          76,305         1,273,622
  *Jaypee Infratech, Ltd........................................................         329,332           285,038
   JBF Industries, Ltd..........................................................          85,460           189,230
  *Jet Airways (India), Ltd.....................................................          39,436           198,789
   Jindal Drilling & Industries, Ltd............................................          13,908            90,303
   Jindal Poly Films, Ltd.......................................................          58,808           252,473
   Jindal Saw, Ltd..............................................................         386,769         1,109,911
  *Jindal Stainless, Ltd........................................................         207,228           312,449
   JM Financial, Ltd............................................................         222,159            66,699
  *JSW ISPAT Steel, Ltd.........................................................       1,481,441           395,778
   Jubilant Industries, Ltd.....................................................           4,575            19,468
   Jubilant Organosys, Ltd......................................................         125,204           438,857
  *Jyothy Laboratories, Ltd.....................................................          47,653           157,754
   K.S.B. Pumps, Ltd............................................................          31,790           118,429
   Kajaria Ceram................................................................          56,192           129,078
  *Kakinada Fertilizers, Ltd....................................................         632,949           143,500
   Kalpataru Power Transmission, Ltd............................................          73,854           153,564
   Kansai Nerolac Paints, Ltd...................................................             198             3,426
   Karnataka Bank, Ltd..........................................................         326,729           571,444
   Karur Vysya Bank, Ltd........................................................         159,651         1,215,893
   Karuturi Global, Ltd.........................................................         408,138            45,994
   KEC International, Ltd.......................................................         271,043           292,385
   Kesoram Industries, Ltd......................................................          56,319           137,802
   Kewal Kiran Clothing, Ltd....................................................           1,598            20,150
  *Kingfisher Airlines, Ltd.....................................................         428,679           213,770
   Kirloskar Brothers, Ltd......................................................             817             2,170
   Kirloskar Industries, Ltd....................................................           8,177            43,540
   Kirloskar Oil Engines, Ltd...................................................         218,179           595,154
   KPIT Cummins Infosystems, Ltd................................................         107,009           318,230
  *KSK Energy Ventures, Ltd.....................................................          34,237            41,337
   Lakshmi Machine Works, Ltd...................................................           8,150           263,475
   Lakshmi Vilas Bank, Ltd......................................................          63,043           110,867
  *Lanco Infratech, Ltd.........................................................       1,474,221           450,639
   Madhucon Projects, Ltd.......................................................           9,477            11,202
   Madras Cements, Ltd..........................................................          80,216           189,393
  *Mahanagar Telephone Nigam, Ltd...............................................         362,454           224,980
   Maharashtra Scooters, Ltd....................................................           4,550            28,379
   Maharashtra Seamless, Ltd....................................................          99,628           685,727
   Mahindra & Mahindra Financial Services, Ltd..................................         100,699         1,442,608
  *Mahindra Holidays & Resorts India, Ltd.......................................           1,728            10,299
   Mahindra Lifespace Developers, Ltd...........................................          35,935           209,152
   Marico, Ltd..................................................................         660,341         2,026,263


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CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
INDIA -- (Continued)
  *Mastek, Ltd..................................................................          30,383   $        52,016
  *MAX India, Ltd...............................................................         294,613           965,301
   McLeod Russel (India), Ltd...................................................         119,811           454,485
  *Mercator Lines, Ltd..........................................................         366,685           179,871
  *Merck, Ltd...................................................................          20,256           250,901
   MindTree, Ltd................................................................          28,589           248,542
   Monnet Ispat, Ltd............................................................          73,393           715,598
   Monsanto India, Ltd..........................................................          22,756           328,085
  *Moser Baer (India), Ltd......................................................           1,309               472
  *Motherson Sumi Systems, Ltd..................................................         628,155         2,092,802
   Motilal Oswal Financial Services, Ltd........................................          18,723            41,041
  *Mphasis, Ltd.................................................................         116,617           888,744
   MRF, Ltd.....................................................................           5,580           891,293
   Nagarjuna Construction Co., Ltd..............................................         370,328           426,115
  *Nagarjuna Oil Refinery, Ltd..................................................         575,408           130,455
   Nahar Capital & Financial Services, Ltd......................................          10,494             9,857
   Nahar Poly Films, Ltd........................................................          31,302            14,848
   Nahar Spinning Mills, Ltd....................................................          55,299            64,486
   Natco Pharma, Ltd............................................................          21,537           120,900
   Nava Bharat Ventures, Ltd....................................................           4,765            17,655
   Navneet Publications India, Ltd..............................................         216,124           234,546
   NESCO, Ltd...................................................................           8,592           114,497
   NIIT Technologies, Ltd.......................................................         114,330           480,404
   NIIT, Ltd....................................................................         340,635           289,665
  *Nitin Fire Protection Industries, Ltd........................................         153,807           127,177
   Noida Toll Bridge Co., Ltd...................................................         180,315            82,326
   Nucleus Software Exports, Ltd................................................          27,503            39,880
   OCL India, Ltd...............................................................          56,194           101,649
  *OMAXE, Ltd...................................................................         195,320           584,309
  *OnMobile Global, Ltd.........................................................           5,906             9,105
   Opto Circuits India, Ltd.....................................................         347,144         1,658,444
   Orbit Corp., Ltd.............................................................          18,562            17,524
   Orchid Chemicals & Pharmaceuticals, Ltd......................................         113,459           385,910
   Orient Paper & Industries, Ltd...............................................         238,530           248,804
   Oriental Bank of Commerce....................................................          56,252           290,600
   Orissa Minerals Development Co., Ltd.........................................             392           281,743
  *Oswal Chemical & Fertilizers, Ltd............................................          27,266            27,717
   Page Industries, Ltd.........................................................           3,862           194,594
   Panacea Biotec, Ltd..........................................................          98,207           174,521
   Pantaloon Retail India, Ltd..................................................           2,575             8,764
   Pantaloon Retail India, Ltd. Series B........................................             257               497
  *Parsvnath Developers, Ltd....................................................         305,536           364,341
  *Patni Computer Systems, Ltd..................................................          88,721           834,243
  *Patni Computer Systems, Ltd. ADR.............................................          23,192           428,356
   Peninsula Land, Ltd..........................................................         157,697           118,940
   Petronet LNG, Ltd............................................................         759,911         2,526,301
   Pfizer, Ltd..................................................................           1,178            28,267
   Phoenix Mills, Ltd...........................................................          44,528           160,289
   Pidilite Industries, Ltd.....................................................         856,406         2,336,608
  *Pipavav Defence & Offshore Engineering Co., Ltd..............................         344,385           499,889
   Piramal Healthcare, Ltd......................................................         224,771         1,856,112
   Plethico Pharmaceuticals, Ltd................................................          37,268           274,848
   Polaris Financial Technology, Ltd............................................         125,423           361,786
   Praj Industries, Ltd.........................................................         196,902           349,817
  *Prism Cement, Ltd............................................................         411,116           354,248
   Proctor & Gamble Hygiene & Health Care, Ltd..................................           1,788            66,323
   PTC (India), Ltd.............................................................         601,567           593,209
   Punj Lloyd, Ltd..............................................................         500,344           533,279
   Radico Khaitan, Ltd..........................................................         199,753           448,374
   Rain Commodities, Ltd........................................................         384,415           259,391
   Rajesh Exports, Ltd..........................................................         168,999           449,040


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


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CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
INDIA -- (Continued)
   Rallis India, Ltd............................................................         296,530   $       781,514
  *Rama Newsprint & Papers, Ltd.................................................           7,271             1,386
   Raymond, Ltd.................................................................          98,113           677,008
  *Redington India, Ltd.........................................................         416,993           661,617
   REI Agro, Ltd................................................................       1,490,362           439,413
   REI Six Ten Retail, Ltd......................................................         159,806            43,229
   Rolta (India), Ltd...........................................................         286,740           458,171
   Ruchi Soya Industries, Ltd...................................................         371,710           714,211
   S Mobility, Ltd..............................................................          70,822           116,697
   S. Kumars Nationwide, Ltd....................................................         409,284           274,783
   Sadbhav Engineering, Ltd.....................................................          22,951            61,182
  *Satyam Computer Services, Ltd................................................       1,448,406         2,145,249
  *SEAMEC, Ltd..................................................................          51,027           101,925
   Shipping Corp. of India, Ltd.................................................         433,181           574,330
   Shiv-Vani Oil & Gas Exploration Services, Ltd................................           7,812            32,179
   Shoppers Stop, Ltd...........................................................          48,787           288,051
   Shree Cement, Ltd............................................................          17,520           800,355
   Shree Renuka Sugars, Ltd.....................................................       1,064,658           817,205
   Simplex Infrastructures, Ltd.................................................           1,045             4,068
   Sintex Industries, Ltd.......................................................         503,140           817,372
   SKF (India), Ltd.............................................................          68,494           840,215
  *Smartgrid Auto...............................................................         146,336           125,486
   Sobha Developers, Ltd........................................................         132,746           688,758
   Solar Industries India, Ltd..................................................           2,929            46,973
   Sona Koyo Steering Systems, Ltd..............................................          12,892             3,514
   Sonata Software, Ltd.........................................................           8,168             3,857
   South Indian Bank, Ltd.......................................................       1,862,905           868,286
   SREI Infrastructure Finance, Ltd.............................................         297,648           196,334
   SRF, Ltd.....................................................................         101,277           555,939
   State Bank of Bikaner & Jaipur...............................................          45,845           337,146
   Sterling Biotech, Ltd........................................................         305,767            86,981
   Sterlite Technologies, Ltd...................................................         478,470           380,554
   Strides Arcolab, Ltd.........................................................          76,183           808,458
  *Summit Securities, Ltd.......................................................             191               291
  *Sun Pharma Advanced Research Co., Ltd........................................         282,311           474,777
   Sundaram Finance, Ltd........................................................          18,312           210,396
   Sundaram-Clayton, Ltd........................................................           7,780            27,762
   Sundram Fastners, Ltd........................................................         365,122           371,005
   Supreme Industries, Ltd......................................................         111,325           395,444
   Supreme Petrochem, Ltd.......................................................         144,830           139,669
  *Surana Industries, Ltd.......................................................          13,141           101,943
  *Suzlon Energy, Ltd...........................................................       2,083,559         1,175,458
   Swaraj Engines, Ltd..........................................................           3,100            27,212
   Syndicate Bank...............................................................         426,884           828,914
   Taj GVK Hotels & Resorts, Ltd................................................          67,501           100,276
   Tata Chemicals, Ltd..........................................................         101,788           699,794
  #Tata Communications, Ltd. ADR................................................          62,218           571,161
   Tata Elxsi, Ltd..............................................................          51,574           210,879
   Tata Investment Corp., Ltd...................................................          42,659           379,526
   Tata Tea, Ltd................................................................         860,824         1,871,224
  *Tata Teleservices Maharashtra, Ltd...........................................       1,115,420           357,511
   TCI Developers, Ltd..........................................................             452             1,390
   Tech Mahindra, Ltd...........................................................         103,525         1,361,635
  *Teledata Marine Solutions, Ltd...............................................         152,395             2,244
   Texmaco Rail & Engineering, Ltd..............................................         155,901           199,614
   Texmaco, Ltd.................................................................         155,901            88,884
   Thermax India, Ltd...........................................................          84,627           838,743
   Thomas Cook India, Ltd.......................................................         155,539           127,402
   Time Technoplast, Ltd........................................................         123,857           123,182
   Timken India, Ltd............................................................          23,005            89,893
   Titagarh Wagons, Ltd.........................................................           9,801            80,362

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
INDIA -- (Continued)
   Torrent Pharmaceuticals, Ltd.................................................         116,854   $     1,304,325
   Trent, Ltd...................................................................          23,093           409,354
  *Trent, Ltd. Series B.........................................................           4,198            72,167
   Triveni Turbine, Ltd.........................................................         146,168           115,291
   TTK Prestige, Ltd............................................................           8,464           405,378
   Tube Investments of India, Ltd...............................................         290,925           693,335
   Tulip IT Services, Ltd.......................................................         157,309           349,370
  *TV18 Broadcast, Ltd..........................................................          79,058            50,006
   TVS Motor Co., Ltd...........................................................         443,719           469,892
   UCO Bank.....................................................................         483,746           670,543
   Uflex, Ltd...................................................................          72,922           195,035
   Unichem Laboratories, Ltd....................................................         130,867           375,344
  *Unitech, Ltd.................................................................       2,836,847         1,492,063
   United Phosphorus, Ltd.......................................................         635,382         1,891,733
   Usha Martin, Ltd.............................................................         433,015           274,650
  *Vardhman Special Steels, Ltd.................................................          15,258             6,480
   Vardhman Textiles, Ltd.......................................................          76,291           301,066
   Varun Shipping Co., Ltd......................................................          82,640            28,915
   Vesuvius India, Ltd..........................................................           1,802            12,629
   Videocon Industries, Ltd.....................................................         221,526           781,077
   Videsh Sanchar Nigam, Ltd....................................................         153,384           699,645
   Vijaya Bank, Ltd.............................................................         301,848           340,310
   VIP Industries, Ltd..........................................................         149,430           340,071
   Voltas, Ltd..................................................................         247,067           479,191
  *VST Industries, Ltd..........................................................           1,192            29,227
   WABCO India, Ltd.............................................................           6,749           180,516
   Walchandnagar Industries, Ltd................................................             166               308
   Welspun Corp., Ltd...........................................................         243,726           567,002
  *Welspun Global Brands, Ltd...................................................           9,265             9,105
  *Welspun India, Ltd...........................................................          52,060            44,497
  *Welspun Investments & Commercials, Ltd.......................................           3,961             3,480
  *Wockhardt, Ltd...............................................................          78,177           598,532
   Wyeth, Ltd...................................................................          37,441           603,677
   Yes Bank, Ltd................................................................         143,407           954,244
   Zee Entertainment Enterprises, Ltd...........................................         214,918           554,460
  *Zee Learn, Ltd...............................................................          57,229            16,610
   Zensar Technologies, Ltd.....................................................          82,234           287,414
   Zuari Industries, Ltd........................................................          42,970           388,584
   Zydus Wellness, Ltd..........................................................          16,930           140,518
                                                                                                   ---------------
TOTAL INDIA.....................................................................                       179,374,428
                                                                                                   ---------------
INDONESIA -- (4.6%)
  *PT Ace Hardware Indonesia Tbk................................................          76,500            35,262
   PT Adhi Karya Tbk............................................................       2,084,500           159,666
  *PT Agis Tbk..................................................................      17,431,500           236,135
   PT AKR Corporindo Tbk........................................................      11,653,700         4,722,784
  *PT Alam Sutera Realty Tbk....................................................      42,986,000         2,313,372
   PT Aneka Tambang Tbk.........................................................      13,894,000         2,900,079
   PT Asahimas Flat Glass Tbk...................................................         983,000           753,515
   PT Astra Graphia Tbk.........................................................       1,904,000           213,345
  *PT Bakrie & Brothers Tbk.....................................................     319,498,500         1,773,842
   PT Bakrie Sumatera Plantations Tbk...........................................      48,750,000         1,566,659
  *PT Bakrie Telecom Tbk........................................................      72,943,898         2,066,592
  *PT Bakrieland Development Tbk................................................     162,583,750         2,469,173
   PT Bank Bukopin Tbk..........................................................      15,614,166         1,072,799
  *PT Bank Pan Indonesia Tbk....................................................         402,000            37,922
   PT Bank Tabungan Negara Tbk..................................................      10,136,712         1,350,802
  *PT Bank Tabungan Pensiunan Nasional Tbk......................................         528,500           208,256
  *PT Barito Pacific Tbk........................................................       8,791,000           751,572
  *PT Berlian Laju Tanker Tbk...................................................      35,106,366           765,389
   PT Bhakti Investama Tbk......................................................      78,193,900         2,341,303

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
INDONESIA -- (Continued)
  *PT Bisi International Tbk....................................................       5,737,500   $       579,175
   PT Budi Acid Jaya Tbk........................................................       5,947,000           165,009
  *PT Bumi Resources Minerals Tbk...............................................       2,212,000           137,490
  *PT Bumi Serpong Damai Tbk....................................................      28,893,200         3,370,979
  *PT BW Plantation Tbk.........................................................       6,053,000           840,762
  *PT Central Proteinaprima Tbk.................................................      21,920,000           129,228
   PT Chandra Asri Petrochemical Tbk............................................          13,500             3,441
  *PT Charoen Pokphand Indonesia Tbk............................................      16,983,500         4,711,485
   PT Ciputra Development Tbk...................................................      31,619,580         2,000,943
   PT Ciputra Surya Tbk.........................................................       3,133,000           291,726
  *PT Citra Marga Nusaphala Persada Tbk.........................................       7,897,000         1,437,861
   PT Clipan Finance Indonesia Tbk..............................................       1,482,000            75,515
  *PT Darma Henwa Tbk...........................................................      72,303,600           673,220
  *PT Davomas Adabi Tbk.........................................................      38,846,500           215,660
  *PT Delta Dunia Makmur Tbk....................................................      22,059,000         1,613,257
   PT Elnusa Tbk................................................................       1,749,500            47,600
  *PT Energi Mega Persada Tbk...................................................     134,411,000         2,933,735
   PT Ever Shine Textile Tbk....................................................       3,654,640            67,076
   PT Fajar Surya Wisesa Tbk....................................................           5,000             2,223
   PT Gajah Tunggal Tbk.........................................................       6,588,000         2,117,471
   PT Global Mediacom Tbk.......................................................      20,618,500         2,541,333
   PT Gozco Plantations Tbk.....................................................       7,246,500           225,433
  *PT Hanson International Tbk..................................................      15,502,000           499,264
   PT Hexindo Adiperkasa Tbk....................................................         898,500           958,018
   PT Holcim Indonesia Tbk......................................................       9,852,500         2,434,574
  *PT Indah Kiat Pulp & Paper Corp. Tbk.........................................       9,919,500         1,409,260
   PT Indika Energy Tbk.........................................................       5,432,500         1,476,710
   PT Indorama Synthetics Tbk...................................................         485,000           115,574
  *PT Inovisi Infracom Tbk......................................................          95,200            59,829
  *PT Intiland Development Tbk..................................................      13,640,532           378,521
   PT Japfa Comfeed Indonesia Tbk...............................................       3,492,500         1,589,530
   PT Jaya Real Property Tbk....................................................       1,967,500           459,594
  *PT Kawasan Industri Jababeka Tbk.............................................      76,055,000         1,551,646
   PT Lippo Karawaci Tbk........................................................      66,250,312         4,929,774
   PT Matahari Putra Prima Tbk..................................................       8,224,128           840,719
   PT Mayorah Indah Tbk.........................................................       2,187,000         3,449,411
   PT Medco Energi Internasional Tbk............................................       6,233,000         1,608,738
   PT Media Nusantara Citra Tbk.................................................      15,695,985         2,354,516
   PT Mitra Adiperkasa Tbk......................................................       4,185,000         2,648,249
  *PT Mitra International Resources Tbk.........................................       6,855,000           122,002
  *PT Nippon Indosari Corpindo Tbk..............................................         267,000           103,612
  *PT Nusantara Infrastructure Tbk..............................................         341,500            10,619
   PT Pabrik Kertas Tjiwi Kimia Tbk.............................................         474,000           110,562
  *PT Pakuwon Jati Tbk..........................................................      15,520,800         1,362,097
  *PT Pan Brothers Tbk..........................................................         107,000             5,762
  *PT Panasia Indosyntec Tbk....................................................          79,000             1,670
  *PT Panin Financial Tbk.......................................................      54,336,500           886,462
   PT Panin Insurance Tbk.......................................................       6,780,000           345,484
  *PT Pembangunan Perumahan Persero Tbk.........................................       2,129,000           134,669
   PT Perusahaan Perkebunan London Sumatra Indonesia Tbk........................      10,707,000         2,882,147
  *PT Polaris Investama Tbk.....................................................       2,730,500           397,405
  *PT Polychem Indonesia Tbk....................................................       6,380,500           402,201
   PT Ramayana Lestari Sentosa Tbk..............................................      14,295,000         1,176,544
   PT Resource Alam Indonesia Tbk...............................................         394,500           304,069
   PT Sampoerna Agro Tbk........................................................       2,627,000           918,326
   PT Samudera Indonesia Tbk....................................................         222,500            98,062
   PT Selamat Sempurna Tbk......................................................       3,734,000           700,528
  *PT Sentul City Tbk...........................................................      64,253,500         1,744,450
   PT Sinar Mas Agro Resources & Technology Tbk.................................       1,071,460           653,282
   PT Summarecon Agung Tbk......................................................      21,354,532         2,846,617
  *PT Sunson Textile Manufacturer Tbk...........................................       2,325,500            53,119

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
INDONESIA -- (Continued)
  *PT Surabaya Agung Industri Pulp & Kertas Tbk.................................          64,500   $         2,332
   PT Surya Citra Media Tbk.....................................................         117,000           120,772
  *PT Surya Dumai Industri Tbk..................................................       3,298,500                --
  *PT Surya Semesta Internusa Tbk...............................................      14,943,000         1,491,757
  *PT Suryainti Permata Tbk.....................................................       7,252,000            71,794
  *PT Texmaco Jaya Tbk..........................................................          93,000            30,517
  *PT Tiga Pilar Sejahtera Food Tbk.............................................       6,694,000           352,953
   PT Timah Tbk.................................................................      13,764,500         2,869,402
   PT Trada Maritime Tbk........................................................      32,333,513         3,447,283
  *PT Trias Sentosa Tbk.........................................................      38,725,600         1,825,580
   PT Trimegah Securities Tbk...................................................       9,741,000           107,819
  *PT Truba Alam Manunggal Engineering Tbk......................................      21,316,500           118,504
   PT Tunas Baru Lampung Tbk....................................................       7,745,000           514,832
   PT Tunas Ridean Tbk..........................................................      13,838,000         1,076,371
  *PT Ultrajaya Milk Industry & Trading Co. Tbk.................................         390,000            48,480
   PT Unggul Indah Cahaya Tbk...................................................          48,239             9,659
   PT Wijaya Karya Tbk..........................................................       7,314,500           576,642
                                                                                                   ---------------
TOTAL INDONESIA.................................................................                       104,607,402
                                                                                                   ---------------
ISRAEL -- (0.0%)
   Alony Hetz Properties & Investments, Ltd.....................................               1                 2
   Beit Shemesh Engines Holdings, Ltd...........................................              --                --
   Delta-Galil Industries, Ltd..................................................               1                 4
  *Electra Real Estate, Ltd.....................................................               1                 2
  *Feuchtwanger Investments, Ltd................................................           4,200                13
   Formula Systems (1985), Ltd..................................................              --                 3
  *Formula Vision Technologies, Ltd.............................................               1                --
  *Jerusalem Oil Exploration, Ltd...............................................              --                 4
  *Knafaim Holdings, Ltd........................................................          19,085            92,371
  *Metis Capital, Ltd...........................................................             919             1,110
   Mivtach Shamir Holdings, Ltd.................................................          15,288           428,599
  *Naphtha Israel Petroleum Corp., Ltd..........................................               1                 4
   Osem Investments, Ltd........................................................               1                10
   Super-Sol, Ltd. Series B.....................................................              --                 2
                                                                                                   ---------------
TOTAL ISRAEL....................................................................                           522,124
                                                                                                   ---------------
MALAYSIA -- (5.8%)
  *A&M Realty Berhad............................................................         130,000            19,657
   Acoustech Berhad.............................................................         128,000            25,187
   Adventa Berhad...............................................................           4,600             2,478
   Aeon Co. Berhad..............................................................         974,200         2,391,832
   Aeon Credit Service M Berhad.................................................          34,500            77,103
   Affin Holdings Berhad........................................................         394,800           414,732
  *Alam Maritim Resources Berhad................................................         744,600           183,377
   Al-'Aqar Healthcare REIT Berhad..............................................          71,371            27,666
   Alliance Financial Group Berhad..............................................          77,000           100,308
   Amcorp Properties Berhad.....................................................         652,033           100,695
   Amway (Malaysia) Holdings Berhad.............................................         396,700         1,230,908
  *Ancom Berhad.................................................................         361,200            46,135
   Ann Joo Resources Berhad.....................................................         981,750           612,725
  *Anson Perdana Berhad.........................................................          10,000               148
   APM Automotive Holdings Berhad...............................................         279,900           413,259
   Asas Dunia Berhad............................................................         100,400            34,587
  *Asia Pacific Land Berhad.....................................................       1,888,600           269,859
   Bandar Raya Developments Berhad..............................................       1,190,200           930,323
   Berjaya Assets Berhad........................................................         810,100           230,196
   Berjaya Corp. Berhad.........................................................       7,381,900         2,301,724
  *Berjaya Land Berhad..........................................................       3,734,000         1,152,812
  *Berjaya Media Berhad.........................................................          80,600            12,817
   BIMB Holdings Berhad.........................................................       1,377,000           958,936
   Bintulu Port Holdings Berhad.................................................          25,900            59,693

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
MALAYSIA -- (Continued)
  *BLD Plantation Berhad........................................................           2,100   $         5,925
   Bolton Berhad................................................................         656,600           179,092
   Boustead Heavy Industries Corp. Berhad.......................................         172,300           217,871
   Boustead Holdings Berhad.....................................................         777,172         1,399,306
   Bursa Malaysia Berhad........................................................       1,528,600         3,511,008
   Cahya Mata Sarawak Berhad....................................................         823,600           562,536
   Carlsberg Brewery Berhad.....................................................         655,600         1,926,713
  *Carotech Berhad..............................................................         230,650             3,031
  *CB Industrial Product Holding Berhad.........................................         242,510           390,525
   Chemical Co. of Malaysia Berhad..............................................         443,200           218,579
   Chin Teck Plantations Berhad.................................................          33,000            96,567
   CI Holdings Berhad...........................................................         121,200            47,831
   Coastal Contracts Berhad.....................................................         623,866           471,225
   CSC Steel Holdings Berhad....................................................         524,800           251,527
   Cycle & Carriage Bintang Berhad..............................................          15,000            15,555
  *Daibochi Plastic & Packaging Industry Berhad.................................          10,600             9,928
  *Datuk Keramik Holdings Berhad................................................          24,000                --
   Dayang Enterprise Holdings Berhad............................................         742,631           465,858
   Dialog Group Berhad..........................................................       6,956,692         5,591,036
   Dijaya Corp. Berhad..........................................................         333,300           147,749
   DRB-Hicom Berhad.............................................................       3,943,700         3,661,453
   Dutch Lady Milk Industries Berhad............................................         125,700         1,062,222
   Eastern & Oriental Berhad....................................................       1,729,900           947,346
   ECM Libra Avenue Berhad......................................................       1,672,601           442,435
  *Encorp Berhad................................................................          89,200            17,841
   Eng Kah Corp. Berhad.........................................................          19,900            23,377
   Esso (Malaysia) Berhad.......................................................         420,600           502,942
   Evergreen Fibreboard Berhad..................................................       1,131,500           390,285
   Faber Group Berhad...........................................................         662,800           376,693
   Far East Holdings Berhad.....................................................          61,500           147,603
  *Fountain View Development Berhad.............................................         808,200                --
   Fraser & Neave Holdings Berhad...............................................         241,900         1,417,447
   George Kent (Malaysia) Berhad................................................          34,200            10,644
  *Glenealy Plantations Berhad..................................................           2,900             7,025
   Globetronics Technology Berhad...............................................         437,860           153,951
   Glomac Berhad................................................................         805,800           221,026
  *Golden Plus Holdings Berhad..................................................         216,000            74,556
   Goldis Berhad................................................................         524,250           329,083
   Grand United Holdings Berhad.................................................         787,000           372,210
   Guinness Anchor Berhad.......................................................         787,900         3,210,760
   GuocoLand (Malaysia) Berhad..................................................         719,200           207,975
   Hai-O Enterprise Berhad......................................................         348,480           251,773
   Hap Seng Consolidated Berhad.................................................       3,728,540         2,031,311
   Hap Seng Plantations Holdings Berhad.........................................         310,400           296,873
   Hartalega Holdings Berhad....................................................         224,250           531,988
  *Ho Wah Genting Berhad........................................................       1,504,100           199,497
   Hock Seng Lee Berhad.........................................................       1,030,506           490,960
  *Hong Leong Capital Berhad....................................................          90,000            35,256
   Hong Leong Industries Berhad.................................................         605,900           857,053
  *Hovid Berhad.................................................................         922,600            77,192
   Hunza Properties Berhad......................................................         446,200           225,983
   Hwang-DBS (Malaysia) Berhad..................................................         293,200           221,900
   IGB Corp. Berhad.............................................................       2,635,955         2,346,281
   IJM Land Berhad..............................................................       1,942,100         1,398,514
   IJM Plantations Berhad.......................................................       1,188,700         1,287,902
  *Insas Berhad.................................................................       1,649,688           259,997
   Integrated Logistics Berhad..................................................         299,815            81,775
   Integrax Berhad..............................................................          36,600            15,510
  *Iris Corp. Berhad............................................................       3,044,300           174,632
  *Jaks Resources Berhad........................................................       1,144,900           223,376
   Jaya Tiasa Holdings Berhad...................................................         436,390         1,039,192

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
MALAYSIA -- (Continued)
  *JCY International Berhad.....................................................       2,107,300   $       898,843
  *JobStreet Corp. Berhad.......................................................          26,700            19,096
   JT International Berhad......................................................         550,600         1,241,201
  *K & N Kenanga Holdings Berhad................................................         789,900           177,283
  *Karambunai Corp. Berhad......................................................       3,398,700           194,939
   Keck Seng (Malaysia) Berhad..................................................         828,150         1,127,243
   Kencana Petroleum Berhad.....................................................       2,208,964         2,263,805
   KFC Holdings (Malaysia) Berhad...............................................       2,239,200         2,803,237
   Kian Joo Can Factory Berhad..................................................       1,091,080           802,658
   Kim Loong Resources Berhad...................................................         224,660           184,559
   Kinsteel Berhad..............................................................       1,360,700           245,590
   KLCC Property Holdings Berhad................................................         926,400           998,064
   KNM Group Berhad.............................................................       2,618,750           961,852
  *Kossan Rubber Industries Berhad..............................................         553,200           635,209
   KPJ Healthcare Berhad........................................................         819,250         1,318,676
   KrisAssets Holdings Berhad...................................................          88,863           183,385
   KSL Holdings Berhad..........................................................         649,266           317,711
   KUB (Malaysia) Berhad........................................................       1,353,500           308,574
   Kulim (Malaysia) Berhad......................................................       2,144,200         3,100,057
  *Kumpulan Europlus Berhad.....................................................         900,100           396,520
   Kumpulan Fima Berhad.........................................................         144,950            97,115
  *Kumpulan Hartanah Selangor Berhad............................................         101,900            18,393
   Kumpulan Perangsang Selangor Berhad..........................................         361,700           139,958
  *Kurnia Asia Berhad...........................................................       3,263,700           649,331
   Kwantas Corp. Berhad.........................................................         375,400           315,375
  *Land & General Berhad........................................................         760,700           101,064
  *Landmarks Berhad.............................................................         923,400           345,626
   Latexx Partners Berhad.......................................................         399,500           259,387
  *LBS Bina Group Berhad........................................................         161,800            41,680
  *Leader Universal Holdings Berhad.............................................       1,018,700           352,074
  *Leong Hup Holdings Berhad....................................................         397,700           231,155
   Lingkaran Trans Kota Holdings Berhad.........................................         915,600         1,143,478
   Lingui Development Berhad....................................................         123,900            61,445
   Lion Diversified Holdings Berhad.............................................           4,600               581
   Lion Industries Corp. Berhad.................................................       1,766,300           857,995
   LPI Capital Berhad...........................................................          40,180           176,779
   Mah Sing Group Berhad........................................................       1,168,840           790,199
  *Malayan Flour Mills Berhad...................................................         146,200           207,905
  *Malayan United Industries Berhad.............................................          23,219             1,679
   Malaysia Building Society Berhad.............................................       1,463,200         1,043,059
  *Malaysian Airlines System Berhad.............................................         173,200            95,700
   Malaysian Bulk Carriers Berhad...............................................         529,900           400,183
   Malaysian Pacific Industries Berhad..........................................         262,813           300,502
   Malaysian Resources Corp. Berhad.............................................       4,025,949         2,864,626
  *Mancon Berhad................................................................          12,000             3,432
   Marco Holdings Berhad........................................................       2,815,400           143,148
   MBM Resources Berhad.........................................................         326,866           405,271
   Media Prima Berhad...........................................................       2,711,603         2,279,049
   Mega First Corp. Berhad......................................................         395,400           226,060
  *MEMS Technology Berhad.......................................................       1,917,000            37,811
  *Metro Kajang Holdings Berhad.................................................         191,329           116,958
  *MK Land Holdings Berhad......................................................         775,500            78,874
   MNRB Holdings Berhad.........................................................         497,100           408,389
   Mudajaya Group Berhad........................................................         550,666           496,573
   Muhibbah Engineering Berhad..................................................         913,150           371,531
  *Mulpha International Berhad..................................................       5,735,700           771,834
   Multi-Purpose Holdings Berhad................................................         437,500           410,983
   Naim Holdings Berhad.........................................................         622,300           381,828
  *Narra Industries Berhad......................................................          16,000             2,288
   NCB Holdings Berhad..........................................................       1,147,200         1,470,577
  *Nikko Electronics Berhad.....................................................          36,600               120

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
MALAYSIA -- (Continued)
   Notion VTEC Berhad...........................................................         393,266   $       253,107
   NTPM Holdings Berhad.........................................................       1,203,180           197,576
   NV Multi Corp. Berhad........................................................         129,270             1,133
  *NWP Holdings Berhad..........................................................         112,000             4,602
   Nylex (Malaysia) Berhad......................................................         464,457            93,807
   Oriental Holdings Berhad.....................................................          80,800           140,152
   OSK Holdings Berhad..........................................................       2,159,288         1,264,067
   P.I.E. Industrial Berhad.....................................................         140,100           186,920
   Padini Holdings Berhad.......................................................         619,200           264,192
   Panasonic Manufacturing (Malaysia) Berhad....................................         157,184         1,032,026
  *Panglobal Berhad.............................................................          14,000             8,698
   Paramount Corp. Berhad.......................................................         151,400            85,528
   PBA Holdings Berhad..........................................................         274,100            84,992
   Pelikan International Corp. Berhad...........................................         783,940           238,071
  *Perdana Petroleum Berhad.....................................................         755,200           182,109
  *Perisai Petroleum Teknologi Berhad...........................................       1,465,500           389,406
   Perusahaan Sadur Timah Malaysia (Perstima) Berhad............................           5,000             6,109
  *Perwaja Holdings Berhad......................................................          93,400            24,216
  *Pharmaniaga Berhad...........................................................          12,287            20,882
   PJ Development Holdings Berhad...............................................       1,070,900           265,688
   POS (Malaysia) Berhad........................................................         884,900           816,700
   Press Metal Berhad...........................................................         492,700           305,949
  *Prime Utilities Berhad.......................................................           3,000                89
   Protasco Berhad..............................................................         575,600           175,622
   Proton Holdings Berhad.......................................................       1,544,900         2,742,346
  *Puncak Niaga Holding Berhad..................................................         145,220            73,805
   QL Resources Berhad..........................................................       1,615,320         1,665,225
   QSR Brands Berhad............................................................         148,433           316,141
  *Ramunia Holdings Berhad......................................................       1,270,400           158,444
   RCE Capital Berhad...........................................................       1,023,900           166,339
  *Rekapacific Berhad...........................................................          55,000                --
   Salcon Berhad................................................................         636,000           110,697
   SapuraCrest Petroleum Berhad.................................................       1,649,700         2,633,588
   Sarawak Oil Palms Berhad.....................................................         179,660           363,098
  *Sarawak Plantation Berhad....................................................           8,200             8,027
   Scientex Berhad..............................................................         344,862           286,876
  *Scomi Group Berhad...........................................................       3,708,800           347,248
  *SEG International Berhad.....................................................         294,100           185,595
   Selangor Dredging Berhad.....................................................       1,118,200           257,072
   Selangor Properties Berhad...................................................          84,500            93,269
   Shangri-La Hotels (Malaysia) Berhad..........................................         171,200           144,911
   Shell Refining Co. Federation of Malaysia Berhad.............................           2,700             8,604
   SHL Consolidated Berhad......................................................         277,400           113,532
   Sino Hua-An International Berhad.............................................         419,900            35,140
  *South East Asia Lumber, Inc. Berhad..........................................         386,100            55,714
   Southern Acids (Malaysia) Berhad.............................................          41,000            31,556
  *SPK Sentosa Corp. Berhad.....................................................         145,800            13,924
  *SRI Hartemas Berhad..........................................................          65,000                --
   Star Publications (Malaysia) Berhad..........................................         699,600           758,836
   Subur Tiasa Holdings Berhad..................................................         386,085           308,320
  *Sunway Berhad................................................................       1,938,370         1,590,623
   Supermax Corp. Berhad........................................................       1,651,000         1,159,209
   Suria Capital Holdings Berhad................................................         672,800           360,353
   Ta Ann Holdings Berhad.......................................................         589,507         1,105,768
   TA Enterprise Berhad.........................................................       4,878,900           977,546
   TA Global Berhad.............................................................       2,927,340           293,150
   TAHPS Group Berhad...........................................................           4,000             5,733
   Tan Chong Motor Holdings Berhad..............................................       1,344,900         1,895,430
   TDM Berhad...................................................................         380,000           583,973
  *Tebrau Teguh Berhad..........................................................       1,707,200           420,907
   TH Plantations Berhad........................................................         563,700           444,478

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
MALAYSIA -- (Continued)
   Three-A Resources Berhad.....................................................         370,700   $       160,459
  *Time Dotcom Berhad...........................................................       5,273,140         1,184,726
   Top Glove Corp. Berhad.......................................................         765,760         1,272,611
   Tradewinds (Malaysia) Berhad.................................................         384,000         1,251,521
   Tradewinds Corp. Berhad......................................................         442,500           119,187
   Tradewinds Plantation Berhad.................................................          44,400            70,700
   TRC Synergy Berhad...........................................................         155,520            38,796
   TSH Resources Berhad.........................................................         281,400           182,028
   UAC Berhad...................................................................          44,715            42,520
   Uchi Technologies Berhad.....................................................         658,800           257,420
   Unico-Desa Plantations Berhad................................................       1,853,775           718,638
   Unisem (Malaysia) Berhad.....................................................       1,369,090           700,680
   United Malacca Berhad........................................................         391,050           873,632
   United Plantations Berhad....................................................         508,900         3,403,111
   VS Industry Berhad...........................................................         344,026           179,534
   Wah Seong Corp. Berhad.......................................................       1,265,593           860,376
   WCT Berhad...................................................................       2,291,900         1,768,427
   Wing Tai (Malaysia) Berhad...................................................         544,400           286,048
   WTK Holdings Berhad..........................................................       1,223,100           577,694
   Yeo Hiap Seng (Malaysia) Berhad..............................................          56,760            41,171
   YNH Property Berhad..........................................................         824,198           495,835
   YTL Cement Berhad............................................................         112,000           162,002
   YTL e-Solutions Berhad.......................................................       3,485,600           984,595
  *YTL Land & Development Berhad................................................         615,100           234,134
   Zhulian Corp Berhad..........................................................         307,133           200,822
                                                                                                   ---------------
TOTAL MALAYSIA..................................................................                       130,835,160
                                                                                                   ---------------
MEXICO -- (3.4%)
  #Alsea de Mexico S.A.B. de C.V................................................       1,235,013         1,392,861
   Arca Continental S.A.B. de C.V...............................................       3,908,381        18,171,403
 #*Axtel S.A.B. de C.V..........................................................       2,251,487           779,049
   Bolsa Mexicana de Valores S.A. de C.V........................................       1,170,408         2,185,631
  *Carso Infraestructura y Construccion S.A.B. de C.V...........................       1,809,924         1,138,658
   Cia Minera Autlan S.A.B. de C.V. Series B....................................         169,700           205,060
  #Compartamos S.A.B. de C.V....................................................       2,375,700         2,777,765
  #Consorcio ARA S.A.B. de C.V. Series *........................................       2,410,660           815,631
  *Consorcio Hogar S.A.B. de C.V. Series B......................................          76,693            19,358
  *Controladora Comercial Mexicana S.A.B. de C.V. Series B......................       1,115,211         2,222,020
 #*Corporacion GEO S.A.B. de C.V. Series B......................................       1,681,980         2,655,738
  *Corporacion Interamericana de Entramiento S.A.B. de C.V. Series B............         960,372           442,089
  *Corporacion Mexicana de Restaurantes S.A.B. de C.V. Series B.................           1,323               281
   Corporacion Moctezuma S.A.B. de C.V. Series *................................         858,200         1,975,280
   Corporativo Fragua S.A.B. de C.V.............................................              31               428
  *Corporativo GBM S.A.B. de C.V................................................          29,928            12,629
  *Desarrolladora Homex S.A.B. de C.V...........................................         743,600         2,500,517
  *Empaques Ponderosa S.A. de C.V. Series B.....................................         206,000            14,224
 #*Empresas ICA S.A.B. de C.V...................................................         655,818         1,068,702
 #*Empresas ICA S.A.B. de C.V. Sponsored ADR....................................         623,989         4,055,928
  *Financiera Independencia S.A.B. de C.V.......................................         215,935           101,058
  *Genomma Lab Internacional S.A.B. de C.V. Series B............................       1,003,072         2,200,985
  *Gruma S.A.B. de C.V. ADR.....................................................          33,070           290,685
  *Gruma S.A.B. de C.V. Series B................................................       1,253,434         2,788,807
  #Grupo Aeroportuario del Centro Norte S.A.B. de C.V...........................         447,900           844,316
   Grupo Aeroportuario del Centro Norte S.A.B. de C.V. ADR......................           2,342            35,083
   Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR..........................           6,560           245,803
   Grupo Aeroportuario del Pacifico S.A.B. de C.V. Series B.....................         214,105           801,615
  #Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR...........................          62,500         4,116,875
   Grupo Aeroportuario del Sureste S.A.B. de C.V. Series B......................         188,500         1,243,738
  *Grupo Cementos de Chihuahua S.A.B. de C.V....................................         822,000         2,837,310
 #*Grupo Famsa S.A.B. de C.V. Series A..........................................         448,300           398,975
  #Grupo Herdez S.A.B. de C.V. Series *.........................................         594,200         1,162,497


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


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CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
MEXICO -- (Continued)
   Grupo Industrial Maseca S.A.B. de C.V. Series B..............................         578,600   $       650,554
  *Grupo Industrial Saltillo S.A.B. de C.V......................................         165,900           189,649
   Grupo Kuo S.A.B. de C.V. Series B............................................         222,767           383,695
   Grupo Nutrisa S.A.B. de C.V..................................................              88               341
  *Grupo Posadas S.A.B. de C.V. Series L........................................         199,000           239,397
  *Grupo Qumma S.A. de C.V. Series B............................................         105,334             1,455
 #*Grupo Simec S.A. de C.V. Series B............................................         347,090           889,421
  *Impulsora del Desarrollo y El Empleo en America Latina S.A.B. de C.V.........          61,100           112,505
   Industrias Bachoco S.A.B. de C.V. Series B...................................         214,819           360,446
   Industrias Bachoco S.A.B. de C.V. Sponsored ADR..............................           1,900            38,152
  *Industrias CH S.A.B. de C.V. Series B........................................       1,172,808         4,374,826
  *Inmuebles Carso S.A.B. de C.V. Series B-1....................................         327,647           263,946
  *Megacable Holdings S.A.B. de C.V.............................................         102,959           213,278
  *Promotora y Operadora de Infraestructura S.A.B de C.V........................         592,144         2,703,107
  *Qualitas Cia de Seguros S.A. de C.V..........................................           1,600             1,565
  *Sanluis Rassini S.A.P.I. de C.V. Series A....................................           3,300                --
  *Sanluis Rassini S.A.P.I. de C.V. Series B....................................           4,642                --
  *Sanluis Rassini S.A.P.I. de C.V. Series C....................................           4,642                --
  *Savia S.A. de C.V. Series A..................................................         610,700            37,483
   TV Azteca S.A.B. de C.V......................................................       6,581,300         4,498,921
  *Urbi Desarrollos Urbanos S.A.B. de C.V.......................................       1,805,536         2,575,162
  *Vitro S.A.B. de C.V. Series A................................................         736,702           744,101
                                                                                                   ---------------
TOTAL MEXICO....................................................................                        77,779,003
                                                                                                   ---------------
PHILIPPINES -- (2.0%)
   A. Soriano Corp..............................................................       3,430,211           280,822
   Aboitiz Equity Ventures, Inc.................................................       3,132,200         3,051,543
   Alaska Milk Corp.............................................................       1,404,000           464,378
   Alsons Consolidated Resources, Inc...........................................       2,656,000            78,580
  *Atlas Consolidated Mining & Development Corp.................................       2,122,300           937,714
  *Belle Corp...................................................................      14,681,000         1,636,748
  *Cebu Air, Inc................................................................         468,590           732,758
   Cebu Holdings, Inc...........................................................       2,284,000           162,982
   China Banking Corp...........................................................          21,377           206,553
  *Digital Telecommunications Philippines, Inc..................................      15,152,200           508,456
  *Empire East Land Holdings, Inc...............................................       8,473,000           120,396
   Filinvest Development Corp...................................................      13,970,922         1,243,755
   Filinvest Land, Inc..........................................................      72,127,577         1,948,774
  *First Gen Corp...............................................................       3,496,300         1,055,514
   First Philippines Holdings Corp..............................................       1,527,600         2,120,788
   Ginebra San Miguel, Inc......................................................         999,000           551,665
  *Global Estate Resorts, Inc...................................................       5,471,000           285,320
   House of Investments, Inc....................................................         692,000            59,718
  *International Container Terminal Services, Inc...............................       1,471,520         1,920,688
  *Ionics, Inc..................................................................         100,825             2,469
   Jollibee Foods Corp..........................................................       1,164,020         2,652,738
  *Lepanto Consolidated Mining Co. Series B.....................................      16,626,000           712,271
   Lopez Holdings Corp..........................................................       7,752,000           937,269
   Macroasia Corp...............................................................         447,500            28,995
  *Manila Mining Corp. Series B.................................................     147,962,500           251,408
   Manila Water Co., Inc........................................................       2,326,800         1,139,412
   Megaworld Corp...............................................................      30,815,000         1,226,397
  *Metro Pacific Corp. Series A.................................................       1,827,193            88,622
   Metro Pacific Investments Corp...............................................      29,249,000         2,383,737
  *Paxys, Inc...................................................................         324,280            15,319
  *Pepsi-Cola Products Philippines, Inc.........................................       2,981,000           158,412
  *Philippine Bank of Communications............................................          14,726            29,531
  *Philippine National Bank.....................................................       1,006,375         1,473,794
  *Philippine National Construction Corp........................................         173,000            19,767
   Philippine Savings Bank......................................................         356,863           616,373
   Philippine Stock Exchange, Inc...............................................          57,810           330,979


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CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
PHILIPPINES -- (Continued)
  *Philippine Townships, Inc....................................................         318,732   $        35,303
   PhilWeb Corp.................................................................       1,286,700           464,395
   Phinma Corp..................................................................         135,549            37,272
   RFM Corp.....................................................................       8,590,268           284,482
   Rizal Commercial Banking Corp................................................       1,126,100           797,931
   Robinson's Land Corp. Series B...............................................       6,769,605         2,218,271
   Security Bank Corp...........................................................         876,860         2,326,134
   Semirara Mining Corp.........................................................         343,180         1,800,296
   Shang Properties, Inc........................................................       1,759,970            82,038
   SM Development Corp..........................................................      15,971,197         2,611,771
   Southeast Asia Cement Holdings, Inc..........................................       6,215,000           252,150
   Union Bank of Philippines....................................................         368,220           654,144
  *Universal Rightfield Property Holdings, Inc..................................       1,062,000               693
   Universal Robina Corp........................................................       3,594,015         4,495,763
  *Victorias Milling Co., Inc...................................................         139,680             2,834
   Vista Land & Lifescapes, Inc.................................................       9,972,000           708,809
  *Yehey! Corp..................................................................          29,670                --
                                                                                                   ---------------
TOTAL PHILIPPINES...............................................................                        46,206,931
                                                                                                   ---------------
POLAND -- (2.0%)
   Agora SA.....................................................................         130,546           486,575
  *Alchemia SA..................................................................          69,475           108,874
   Amica Wronki SA..............................................................          12,603           132,729
  *AmRest Holdings SE...........................................................          38,352           755,466
   Apator SA....................................................................          33,951           199,991
   Asseco Poland SA.............................................................         203,207         2,954,813
   ATM SA.......................................................................          57,593           113,629
  *Bioton SA....................................................................       3,333,289           114,079
  *Boryszew SA..................................................................       3,464,796           808,622
   Budimex SA...................................................................          45,192         1,191,410
  *CD Projekt Red SA............................................................         352,498           667,215
  *Ciech SA.....................................................................         128,870           779,356
  *Cinema City International NV.................................................          38,182           364,952
  *City Interactive SA..........................................................          24,051           217,195
  *Colian SA....................................................................          27,093            23,793
  *ComArch SA...................................................................           1,416            27,376
   Debica SA....................................................................          29,862           499,212
   Decora SA....................................................................           2,174             7,835
   Dom Development SA...........................................................           4,673            48,693
  *Dom Maklerski IDM SA.........................................................         611,232           322,779
  *Echo Investment SA...........................................................       1,048,160         1,286,577
   Elektrobudowa SA.............................................................           8,568           264,713
   Emperia Holding SA...........................................................          41,606         1,481,618
  *Energomontaz Poludnie SA.....................................................          21,610            13,377
   Eurocash SA..................................................................         223,804         2,083,172
   Fabryki Mebli Forte SA.......................................................          48,823           146,515
   Famur SA.....................................................................         207,314           199,733
  *Farmacol SA..................................................................          50,868           418,206
  *Getin Holding SA.............................................................         940,834           712,670
   Grupa Kety SA................................................................          37,598         1,246,565
  *Grupa Lotos SA...............................................................         235,116         1,905,704
  *Hawe SA......................................................................         131,958           146,106
   Impexmetal SA................................................................         414,860           499,715
  *Inter Cars SA................................................................          14,054           374,099
  *Koelner SA...................................................................           1,250             4,647
  *Kopex SA.....................................................................         108,459           792,704
   Kredyt Bank SA...............................................................         143,686           489,831
  *LC Corp. SA..................................................................           9,839             3,454
   LPP SA.......................................................................           2,011         1,258,987
  *Lubelski Wegiel Bogdanka SA..................................................         102,917         3,952,897
  *MCI Management SA............................................................           6,070             8,408


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


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CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
POLAND -- (Continued)
  *MNI SA.......................................................................          55,748   $        38,262
  *Mondi Packaging Paper Swiecie SA.............................................          42,121           802,450
   Mostostal Warszawa SA........................................................          37,200           224,074
  *Netia Holdings SA............................................................       1,311,613         2,312,514
   NFI Empik Media & Fashion SA.................................................          94,732           275,799
   NG2 SA.......................................................................          46,751           723,697
  *Noble Bank SA................................................................           9,130            11,715
  *Orbis SA.....................................................................         130,535         1,640,067
   PBG SA.......................................................................          28,341           723,095
   Pelion SA....................................................................          34,417           347,795
  *Petrolinvest SA..............................................................         268,120           236,612
  *Pol-Aqua SA..................................................................           6,882            12,104
   Polimex-Mostostal SA.........................................................       2,084,511         1,165,293
  *Polish Energy Partners SA....................................................          34,406           228,434
   Polnord SA...................................................................          40,862           215,406
  *Polska Grupa Odlewnicza SA...................................................          41,462            18,117
  *PZ Cormay SA.................................................................          60,816           301,606
   Qumak-Sekom SA...............................................................           1,656             4,931
   Raciborska Fabryka Kotlow SA.................................................         189,992           466,497
  *Rovese SA....................................................................         309,186           525,201
  *Stalexport SA................................................................         109,683            42,209
   Stalprodukt SA...............................................................           8,713           754,182
  *Sygnity SA...................................................................          46,479           277,749
   Synthos SA...................................................................       1,175,559         1,887,636
  *Trakcja-Tiltra SA............................................................          43,879            17,762
   TVN SA.......................................................................         477,161         1,669,201
  *Warsaw Stock Exchange SA.....................................................          58,710           729,921
   Zaklady Azotowe Pulawy SA....................................................          23,724           684,487
  *Zaklady Azotowe w Tarnowie-Moscicach SA......................................          94,429           881,897
  *Zaklady Chemiczne Police SA..................................................           9,478            30,719
  *Zaklady Lentex SA............................................................         121,070           176,730
   Zaklady Tluszcowe Kruszwica SA...............................................          10,679           165,333
  *Zamet Industry SA............................................................          41,462            18,760
   Zelmer SA....................................................................           4,811            44,624
                                                                                                   ---------------
TOTAL POLAND....................................................................                        44,769,171
                                                                                                   ---------------
SOUTH AFRICA -- (8.5%)
   Acucap Properties, Ltd.......................................................         184,773           944,933
   Adcock Ingram Holdings, Ltd..................................................         565,230         4,517,153
   Adcorp Holdings, Ltd.........................................................         222,263           756,250
   Advtech, Ltd.................................................................       1,082,602           883,857
   AECI, Ltd....................................................................         459,895         5,004,176
   Afgri, Ltd...................................................................       1,100,948           857,816
   African Oxygen, Ltd..........................................................         535,944         1,218,303
  *AG Industries, Ltd...........................................................      32,496,618            83,100
   Allied Electronics Corp., Ltd................................................         163,698           485,871
   Allied Technologies, Ltd.....................................................         133,761           897,062
   Argent Industrial, Ltd.......................................................          37,236            30,676
   Astral Foods, Ltd............................................................         126,888         1,960,455
   Aveng, Ltd...................................................................       1,283,095         5,687,551
   AVI, Ltd.....................................................................       1,060,064         5,601,493
   Avusa, Ltd...................................................................         404,845         1,037,383
   Barloworld, Ltd..............................................................         188,937         2,112,927
   Basil Read Holdings, Ltd.....................................................         166,980           283,521
  *Bell Equipment, Ltd..........................................................         158,539           420,565
   Blue Label Telecoms, Ltd.....................................................       1,195,811           953,215
  *Brait SE.....................................................................         680,372         1,739,245
   Business Connexion Group, Ltd................................................       1,282,094           786,188
  *Business Connexion Group, Ltd. Series A......................................          12,292             1,131
   Capital Property Fund........................................................          25,269            29,656
   Capitec Bank Holdings, Ltd...................................................         166,986         3,905,012


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CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
SOUTH AFRICA -- (Continued)
   Cashbuild, Ltd...............................................................          62,347   $       935,699
   Caxton & CTP Publishers & Printers, Ltd......................................          24,227            47,213
   Ceramic Industries, Ltd......................................................          31,493           413,971
   Cipla Medpro South Africa, Ltd...............................................       1,207,276         1,016,534
   City Lodge Hotels, Ltd.......................................................         153,677         1,518,341
   Clicks Group, Ltd............................................................         970,964         4,933,264
   Coronation Fund Managers, Ltd................................................         761,977         2,466,637
  *Corpgro, Ltd.................................................................         241,136                --
  *Cullinan Holdings, Ltd.......................................................         434,430            55,546
   Data Tec, Ltd................................................................         643,512         3,509,451
   Datacentrix Holdings, Ltd....................................................         401,999           229,346
  *Delta EMD, Ltd...............................................................          70,797            75,712
   Distell Group, Ltd...........................................................         283,884         2,611,773
  *Distribution & Warehousing Network, Ltd......................................         258,997           181,694
  *Dorbyl, Ltd..................................................................         184,041            32,051
  #DRDGOLD, Ltd.................................................................       1,258,502           837,556
   ElementOne, Ltd..............................................................         325,845           489,532
   EOH Holdings, Ltd............................................................         308,767         1,163,643
   Eqstra Holdings, Ltd.........................................................         477,244           474,544
  *Esorfranki, Ltd..............................................................          11,884             2,018
  *Evraz Highveld Steel & Vanadium, Ltd.........................................         147,791           736,728
   Famous Brands, Ltd...........................................................         146,967           873,739
   Foschini Group, Ltd. (The)...................................................         167,596         2,318,610
  *Gijima Group, Ltd............................................................       2,805,267           204,517
   Grindrod, Ltd................................................................       1,749,934         3,325,710
   Group Five, Ltd..............................................................         362,612         1,163,749
   Hudaco Industries, Ltd.......................................................         117,859         1,639,237
  *Hulamin, Ltd.................................................................         302,311           328,386
   Iliad Africa, Ltd............................................................         300,748           186,670
   Illovo Sugar, Ltd............................................................         920,254         2,999,075
  *JCI, Ltd.....................................................................       3,131,151                --
   JD Group, Ltd................................................................         983,807         6,139,477
   JSE, Ltd.....................................................................         328,637         3,215,596
   Kagiso Media, Ltd............................................................         102,089           232,257
   Kap International Holdings, Ltd..............................................       1,834,945           725,692
   Lewis Group, Ltd.............................................................         379,341         3,634,543
   Life Healthcare Group Holdings, Ltd..........................................         190,074           515,458
  *Litha Healthcare Group, Ltd..................................................           5,000             1,789
  *m Cubed Holdings, Ltd........................................................         385,000                --
   Mediclinic International, Ltd................................................         788,016         3,548,982
   Merafe Resources, Ltd........................................................       5,592,756           650,479
   Metair Investments, Ltd......................................................         256,043           665,549
   MMI Holdings, Ltd............................................................       1,053,182         2,440,982
   Mr. Price Group, Ltd.........................................................         693,186         7,635,688
  *Murray & Roberts Holdings, Ltd...............................................       1,012,681         3,453,922
   Mustek, Ltd..................................................................         784,364           575,683
  *Mvelaphanda Group, Ltd.......................................................         607,754           267,787
   Mvelaserve, Ltd..............................................................         142,237           193,694
  *Nampak, Ltd..................................................................       1,909,838         5,517,489
   Network Healthcare Holdings, Ltd.............................................       1,224,386         2,124,182
   Northam Platinum, Ltd........................................................         572,708         2,466,261
   Nu-World Holdings, Ltd.......................................................          28,894            61,797
   Oceana Group, Ltd............................................................         235,042         1,384,527
  *Omnia Holdings, Ltd..........................................................         161,569         1,788,210
   Palabora Mining Co., Ltd.....................................................          69,677         1,406,921
   Peregrine Holdings, Ltd......................................................         595,801           760,992
   Petmin, Ltd..................................................................         836,586           315,187
   Pinnacle Technology Holdings, Ltd............................................         416,581           690,599
   Pioneer Foods, Ltd...........................................................         228,414         1,780,353
   Pretoria Portland Cement Co., Ltd............................................       1,564,965         5,660,102
  #PSG Group, Ltd...............................................................         742,484         4,464,637


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CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
SOUTH AFRICA -- (Continued)
   Rainbow Chicken, Ltd.........................................................         121,903   $       232,779
   Raubex Group, Ltd............................................................         361,430           602,609
   Resilient Property Income Fund, Ltd..........................................         727,913         3,542,799
   Reunert, Ltd.................................................................         689,181         5,737,723
  *Royal Bafokeng Platinum, Ltd.................................................          47,871           362,757
   Santam, Ltd..................................................................         126,274         2,287,811
  *Sappi, Ltd...................................................................       1,267,162         4,178,804
  *SecureData Holdings, Ltd.....................................................         238,359            17,829
  *Sentula Mining, Ltd..........................................................       1,271,481           333,729
   Spar Group, Ltd. (The).......................................................         622,477         8,794,782
   Spur Corp., Ltd..............................................................         385,267           761,167
   Stefanutti Stocks Holdings, Ltd..............................................         339,141           454,959
   Sun International, Ltd.......................................................         287,552         3,319,138
  *Super Group, Ltd.............................................................       1,568,201         2,302,133
   Telkom South Africa, Ltd.....................................................         620,796         2,326,578
   Tongaat-Hulett, Ltd..........................................................         629,016         8,258,278
  *Trans Hex Group, Ltd.........................................................         121,349            52,086
   Trencor, Ltd.................................................................         244,752         1,220,861
  #Tsogo Sun Holdings, Ltd......................................................         337,793           750,786
   Value Group, Ltd.............................................................         363,719           191,310
   Vukile Property Fund, Ltd....................................................         109,116           214,252
  *Wesizwe Platinum, Ltd........................................................         188,468            35,285
   Wilson Bayly Holme-Ovcon, Ltd................................................         230,480         3,238,670
   Woolworths Holdings, Ltd.....................................................       1,230,163         6,591,255
   Zeder Investments, Ltd.......................................................       1,071,454           348,651
                                                                                                   ---------------
TOTAL SOUTH AFRICA..............................................................                       193,444,351
                                                                                                   ---------------
SOUTH KOREA -- (13.9%)
  *Aekyung Petrochemical Co., Ltd...............................................          14,557           460,329
 #*Amorepacific Group...........................................................           8,541         1,957,706
 #*Asia Cement Manufacturing Co., Ltd...........................................           8,386           300,179
  *Asia Paper Manufacturing Co., Ltd............................................           8,190            66,911
  *Asiana Airlines, Inc.........................................................         272,490         1,790,312
 #*AUK Corp.....................................................................         129,500           391,860
 #*Baek Kwang Mineral Products Co., Ltd.........................................           1,860            31,714
 #*Basic House Co., Ltd. (The)..................................................          31,370           555,350
 #*Bing Grae Co., Ltd...........................................................          16,952           912,970
  *BNG Steel Co., Ltd...........................................................          26,400           311,730
  *Bongshin Co., Ltd............................................................             450                52
   Boo Kook Securities Co., Ltd.................................................           7,410           115,285
 #*Boryung Pharmaceutical Co., Ltd..............................................          12,337           183,833
  *BS Financial Group, Inc......................................................         409,510         4,630,077
  #Bu Kwang Pharmaceutical Co., Ltd.............................................          48,165           661,009
  *BYC Co., Ltd.................................................................             710            95,950
  *Byuck San Corp...............................................................           7,780           145,225
 #*Capro Corp...................................................................          73,690         1,662,583
  *Charm Engineering Co., Ltd...................................................          68,940           226,123
 #*Cheil Worldwide, Inc.........................................................         277,105         4,290,827
 #*Chin Hung International, Inc.................................................         946,670           216,395
  *Cho Kwang Leather Co., Ltd...................................................          10,640           113,275
  *Choil Aluminum Manufacturing Co., Ltd........................................           7,700            63,768
 #*Chong Kun Dang Pharmaceutical Corp...........................................          31,402           583,912
 #*Choongwae Holdings Co., Ltd..................................................          62,954           145,871
  *Chosun Refractories Co., Ltd.................................................           2,777           160,682
  *Chungho Comnet Co., Ltd......................................................             580             2,245
 #*CJ CGV Co., Ltd..............................................................          40,160           904,531
  *CJ Cheiljedang Corp..........................................................           1,945           533,067
  *CJ Corp......................................................................          47,884         3,299,248
 #*Cosmax, Inc..................................................................          30,640           433,310
  *CosmoAM&T Co., Ltd...........................................................          22,910           147,658
  *Cosmochemical Co., Ltd.......................................................          29,540           455,966


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CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
SOUTH KOREA -- (Continued)
  *Crown Confectionery Co., Ltd.................................................           2,213   $       332,627
  *Dae Dong Industrial Co., Ltd.................................................          31,970           121,978
 #*Dae Han Flour Mills Co., Ltd.................................................           3,339           528,663
  *Dae Ho Corp..................................................................             543                63
  *Dae Won Kang Up Co., Ltd.....................................................          98,414           408,219
  *Daechang Co., Ltd............................................................         162,280           233,615
 #*Daeduck Electronics Co., Ltd.................................................          98,077           959,083
  *Daeduck Industries Co., Ltd..................................................          62,546           536,765
   Daegu Department Store Co., Ltd..............................................          21,430           262,053
  *Daehan Steel Co., Ltd........................................................          11,560            89,826
  *Daehan Synthetic Fiber Co., Ltd..............................................           1,639           108,426
 #*Dae-Il Corp..................................................................          34,170           194,042
   Daekyo Co., Ltd..............................................................          97,370           537,637
 #*Daekyung Machinery & Engineering Co., Ltd....................................          37,500            91,330
 #*Daelim Industrial Co., Ltd...................................................          20,198         1,940,583
  *Daelim Trading Co., Ltd......................................................          17,730            64,053
  *Daesang Corp.................................................................          62,750           822,419
  *Daesang Holdings Co., Ltd....................................................          49,362           191,817
  *Daesung Group Partners Co., Ltd..............................................           1,411            71,570
  *Daesung Holdings Co., Ltd....................................................          22,764           149,073
  *Daesung Industrial Co., Ltd..................................................           6,460           160,011
  #Daewoo International Corp....................................................          23,750           637,030
   Daewoo Securities Co., Ltd...................................................         227,421         2,660,606
  *Daewoong Co., Ltd............................................................           6,546            85,035
 #*Daewoong Pharmaceutical Co., Ltd.............................................          15,466           386,990
  *Dahaam E-Tec Co., Ltd........................................................           2,100            33,539
   Daishin Securities Co., Ltd..................................................         128,000         1,361,518
 #*Daou Technology, Inc.........................................................          84,920         1,025,777
  *Dayou Automotive Seat Technology Co., Ltd....................................         118,230           289,846
  *DGB Financial Group, Inc.....................................................         367,913         4,900,314
 #*Digital Power Communications Co., Ltd........................................          50,540            68,738
  *Dong Ah Tire Industrial Co., Ltd.............................................          23,935           241,957
  *Dong IL Rubber Belt Co., Ltd.................................................          15,420           115,379
 #*Dong Yang Gang Chul Co., Ltd.................................................         100,560           270,305
 #*Dong-A Pharmaceutical Co., Ltd...............................................          22,354         1,894,130
 #*Dongaone Co., Ltd............................................................          81,660           346,712
  *Dongbang Agro Co., Ltd.......................................................          19,470           106,957
 #*Dongbang Transport Logistics Co., Ltd........................................          52,180           193,297
  *Dongbu Corp..................................................................          14,400            63,634
 #*Dongbu HiTek Co., Ltd........................................................          75,763           625,417
   Dongbu Insurance Co., Ltd....................................................          97,230         4,154,413
   Dongbu Securities Co., Ltd...................................................          74,471           316,531
 #*Dongbu Steel Co., Ltd........................................................          80,676           473,374
  *Dong-Il Corp.................................................................           4,122           170,746
  *Dongil Industries Co., Ltd...................................................           3,975           205,145
  *Dongil Paper Manufacturing Co., Ltd..........................................           6,080             9,024
 #*Dongkuk Steel Mill Co., Ltd..................................................         122,530         2,572,374
 #*Dongwha Pharm Co., Ltd.......................................................          48,960           210,629
 #*Dongwon F&B Co., Ltd.........................................................           3,810           217,332
  *Dongwon Industries Co., Ltd..................................................           3,762           582,584
 #*Dongwon Systems Corp.........................................................         160,867           156,573
 #*Dongyang Mechatronics Corp...................................................          70,541           839,524
 #*Doosan Construction & Engineering Co., Ltd...................................         119,430           368,039
   Doosan Corp..................................................................          13,110         1,783,590
  *DuzonBIzon Co., Ltd..........................................................          64,610           496,975
 #*E1 Corp......................................................................           8,685           446,349
  *Eagon Industrial Co., Ltd....................................................           2,410            10,825
  *Eugene Investment & Securities Co., Ltd......................................         158,623           533,878
 #*F&F Co., Ltd.................................................................          26,050           149,466
 #*Fila Korea, Ltd..............................................................          26,946         1,864,426
 #*Foosung Co., Ltd.............................................................         156,139         1,072,620


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CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
SOUTH KOREA -- (Continued)
  *Fursys, Inc..................................................................          14,315   $       437,910
   Gaon Cable Co., Ltd..........................................................           1,664            25,605
  *GIIR, Inc....................................................................          10,990            84,216
 #*Global & Yuasa Battery Co., Ltd..............................................          17,620           710,239
  #Grand Korea Leisure Co., Ltd.................................................          55,880           990,350
  *Green Cross Corp.............................................................          14,587         1,854,866
  *Green Cross Holdings Corp....................................................          76,380           921,202
  *Green Non-Life Insurance Co., Ltd............................................           2,187             4,888
 #*GS Global Corp...............................................................          32,686           370,500
   Gwangju Shinsegae Co., Ltd...................................................           2,011           307,987
 #*Halla Climate Control Corp...................................................         112,510         2,141,045
 #*Halla Engineering & Construction Corp........................................          46,522           587,215
 #*Han Kuk Carbon Co., Ltd......................................................          66,003           358,276
   Han Yang Securities Co., Ltd.................................................          16,540           101,786
 #*Hanall Biopharma Co., Ltd....................................................          78,168           721,921
   Handok Pharmaceuticals Co., Ltd..............................................          13,730           153,381
 #*Handsome Co., Ltd............................................................          45,969         1,378,114
  *Hanil Cement Co., Ltd........................................................          11,879           494,746
 #*Hanil E-Wha Co., Ltd.........................................................          71,780           606,847
 #*Hanjin Heavy Industries & Construction Co., Ltd..............................         112,024         2,076,193
 #*Hanjin Heavy Industries & Construction Holdings Co., Ltd.....................          38,950           279,555
 #*Hanjin Shipping Co., Ltd.....................................................         260,568         3,128,060
  *Hanjin Shipping Holdings Co., Ltd............................................          45,364           344,558
 #*Hanjin Transportation Co., Ltd...............................................          26,411           551,750
  *Hankook Cosmetics Manufacturing Co., Ltd.....................................           3,240            10,993
  #Hankook Shell Oil Co., Ltd...................................................           2,100           397,830
  *Hankook Synthetics, Inc......................................................             550                47
  *Hankuk Glass Industries, Inc.................................................          11,460           259,054
  *Hanmi Holdings Co., Ltd......................................................           3,517            62,469
 #*Hanmi Pharm Co., Ltd.........................................................          17,440           992,929
 #*Hanmi Semiconductor Co., Ltd.................................................          32,520           186,349
  *Hansae Co., Ltd..............................................................          15,016            82,596
  *Hansae Yes24 Holdings Co., Ltd...............................................           5,520            26,007
  *Hanshin Construction Co., Ltd................................................           8,500            55,708
 #*Hanshin Development & Power Co., Ltd.........................................          38,040           250,601
 #*Hansol Chemical Co., Ltd.....................................................          28,030           440,626
  *Hansol CSN Co., Ltd..........................................................         127,990           170,748
 #*Hansol Paper Co., Ltd........................................................         120,760           951,268
 #*Hansol Technics Co., Ltd.....................................................          39,091           878,487
 #*Hanssem Co., Ltd.............................................................          30,600           596,445
  *Hanwha Corp..................................................................         148,570         4,799,838
  *Hanwha General Insurance Co., Ltd............................................          63,598           430,400
   Hanwha Securities Co., Ltd...................................................         191,131           926,501
  *Hanwha Timeworld Co., Ltd....................................................           8,190           148,191
  *Heungkuk Fire & Marine Insurance Co., Ltd....................................          74,867           393,463
  *Hite Holdings Co., Ltd.......................................................          15,940           165,804
 #*Hite Jinro Co., Ltd..........................................................          96,768         2,154,222
  *HMC Investment Securities Co., Ltd...........................................          54,490           724,313
  #Hotel Shilla Co., Ltd........................................................         100,448         3,952,561
  *HS R&A Co., Ltd..............................................................           1,420            17,923
 #*Huchems Fine Chemical Corp...................................................          75,308         1,423,913
 #*Husteel Co., Ltd.............................................................          12,860           218,242
  *Hwa Sung Industrial Co., Ltd.................................................           5,380            16,033
  *Hwacheon Machine Tool Co., Ltd...............................................           2,330            93,431
  *Hwashin Co., Ltd.............................................................          61,240           682,216
  *Hyosung Corp.................................................................          75,399         4,192,219
 #*Hyundai Corp.................................................................          33,661           777,205
  *Hyundai Development Co.......................................................         186,760         3,771,948
  *Hyundai Elevator Co., Ltd....................................................          10,286         1,244,117
 #*Hyundai Engineering Plastics Co., Ltd........................................          52,190           293,980
 #*Hyundai Greenfood Co., Ltd...................................................         132,460         1,796,529


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CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
SOUTH KOREA -- (Continued)
  *Hyundai Home Shopping Network Corp...........................................          16,504   $     2,013,970
 #*Hyundai Hysco Co., Ltd.......................................................          63,698         2,228,647
  *Hyundai Marine & Fire Insurance Co., Ltd.....................................         188,670         5,536,021
  *Hyundai Mipo Dockyard Co., Ltd...............................................          25,509         2,858,915
   Hyundai Securities Co., Ltd..................................................         388,200         3,674,785
  *IHQ, Inc.....................................................................          89,790           300,889
  *Il Dong Pharmaceutical Co., Ltd..............................................          38,715           255,033
   Il Yang Pharmaceutical Co., Ltd..............................................          33,918           928,779
  *Iljin Diamond Co., Ltd.......................................................          18,980           146,505
 #*Iljin Display Co., Ltd.......................................................          40,898           436,084
 #*Iljin Electric Co., Ltd......................................................          55,479           316,917
  *Iljin Holdings Co., Ltd......................................................          11,272            20,652
  *Ilshin Spinning Co., Ltd.....................................................           4,693           333,082
  *Ilsung Pharmaceutical Co., Ltd...............................................           2,444           186,784
 #*iMarketKorea, Inc............................................................          48,160           771,462
 #*IS Dongseo Co., Ltd..........................................................          26,602           305,001
 #*ISU Chemical Co., Ltd........................................................          31,100           706,757
 #*IsuPetasys Co., Ltd..........................................................          87,410           400,049
 #*Jahwa Electronics Co., Ltd...................................................          27,330           222,157
 #*Jeil Pharmaceutical Co.......................................................          19,870           244,504
  #Jeonbuk Bank, Ltd............................................................         160,319           710,380
  *Jinheung Savings Bank........................................................          31,869            72,863
  *JS Cable Co., Ltd............................................................              10                60
 #*JW Pharmaceutical Corp.......................................................          19,997           260,873
 #*KC Tech Co., Ltd.............................................................          52,354           248,984
   KCC Corp.....................................................................          11,863         3,194,987
  *KCO Energy, Inc..............................................................             120               534
 #*Keangnam Enterprises, Ltd....................................................          29,343           232,998
  *KEPCO Engineering & Construction Co., Inc....................................          22,086         1,828,708
 #*KEPCO Plant Service & Engineering Co., Ltd...................................          27,138           917,189
 #*Keyang Electric Machinery Co., Ltd...........................................          54,650           143,920
 #*KISCO Corp...................................................................          11,540           264,836
  *KISCO Holdings Co., Ltd......................................................           2,292            69,626
   Kishin Corp..................................................................          49,420           231,693
 #*KISWIRE, Ltd.................................................................          20,311           801,427
  #KIWOOM Securities Co., Ltd...................................................          33,218         1,729,213
  *Kolon Corp...................................................................          11,539           226,634
  *Kolon Global Corp............................................................          54,820           258,483
 #*Kolon Industries, Inc........................................................          54,508         3,484,569
  *Ko-one Energy Service........................................................          11,541           306,022
   Korea Cast Iron Pipe Co., Ltd................................................          29,810            88,981
 #*Korea Circuit Co., Ltd.......................................................          23,900           170,894
  *Korea Cottrell Co., Ltd......................................................          30,614            65,335
  *Korea Development Co., Ltd...................................................           4,730             8,789
   Korea Development Leasing Corp...............................................           8,007           117,232
   Korea Electric Terminal Co., Ltd.............................................          18,450           367,524
  *Korea Export Packing Industries Co., Ltd.....................................           3,990            44,277
 #*Korea Express Co., Ltd.......................................................          24,769         1,956,738
  *Korea Gas Corp...............................................................          72,070         2,845,269
   Korea Investment Holdings Co., Ltd...........................................         125,050         4,533,697
  #Korea Kolmar Co., Ltd........................................................          65,057           460,514
 #*Korea Line Corp..............................................................           2,147            57,988
  *Korea Petrochemical Industrial Co., Ltd......................................           7,723           707,054
   Korea Reinsurance Co., Ltd...................................................         227,129         2,902,806
  *Korea Savings Bank...........................................................           5,519            17,579
 #*Korean Air Terminal Service Co., Ltd.........................................           5,490           159,619
 #*KP Chemical Corp.............................................................         152,951         2,239,660
  #KPX Chemical Co., Ltd........................................................           4,827           252,131
  #KPX Fine Chemical Co., Ltd...................................................           3,376            67,520
   KPX Holdings Corp............................................................           2,597            95,008
  *KTB Investment & Securities Co., Ltd.........................................         159,110           372,627


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CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
SOUTH KOREA -- (Continued)
  #Kukdo Chemical Co., Ltd......................................................          10,256   $       477,420
  *Kumho Electric Co., Ltd......................................................           9,450           233,131
  *Kumho Industrial Co., Ltd....................................................               5                32
  *Kumho Investment Bank........................................................         109,170            37,346
 #*Kumho Tire Co., Inc..........................................................         112,029         1,454,795
  *Kumkang Industrial Co., Ltd..................................................           1,730            17,607
  *Kunsul Chemical Industrial Co., Ltd..........................................           8,190           110,308
 #*Kwang Dong Pharmaceutical Co., Ltd...........................................         117,690           459,367
 #*Kwang Myung Electric Engineering Co., Ltd....................................         104,060           308,768
  *Kyeryong Construction Industrial Co., Ltd....................................          10,930           135,530
   Kyobo Securities Co., Ltd....................................................          55,250           302,693
 #*Kyung Dong Navien Co., Ltd...................................................           8,700            46,272
  *Kyungbang Co., Ltd...........................................................             624            57,502
  *Kyungdong City Gas Co., Ltd..................................................           6,461           316,436
 #*Kyung-In Synthetic Corp......................................................          58,490           173,174
  *Kyungnam Energy Co., Ltd.....................................................          28,770            85,816
  *LG Fashion Corp..............................................................          52,825         2,140,202
 #*LG Hausys, Ltd...............................................................          21,065         1,561,046
 #*LG Innotek Co., Ltd..........................................................          30,152         2,412,624
   LG International Corp........................................................          82,412         4,048,145
 #*LG Life Sciences, Ltd........................................................          37,505         1,236,678
   LG Uplus Corp................................................................         720,590         4,048,550
   LIG Insurance Co., Ltd.......................................................         106,560         2,297,321
 #*Livart Furniture Co., Ltd....................................................          16,850           110,995
  *Lotte Chilsung Beverage Co., Ltd.............................................           2,018         2,291,337
  *Lotte Confectionary Co., Ltd.................................................           2,215         3,355,790
 #*Lotte Midopa Co., Ltd........................................................          61,160           932,972
  *Lotte Non-Life Insurance Co., Ltd............................................          49,970           269,893
 #*Lotte Sam Kang Co., Ltd......................................................           2,429           854,388
 #*LS Corp......................................................................          55,090         4,163,247
  #LS Industrial Systems Co., Ltd...............................................          42,787         2,495,169
   Macquarie Korea Infrastructure Fund..........................................         949,881         4,295,011
   Manho Rope & Wire Co., Ltd...................................................           3,950            50,963
  *Meritz Financial Holdings Co., Ltd...........................................          37,832            95,641
   Meritz Fire Marine Insurance Co., Ltd........................................         228,355         2,388,578
   Meritz Securities Co., Ltd...................................................         583,255           424,380
  *Mi Chang Oil Industrial Co., Ltd.............................................             981            41,180
   Mirae Asset Securities Co., Ltd..............................................          72,634         2,431,163
  *Miwon Chemicals Co., Ltd.....................................................           1,890            37,033
   Miwon Commercial Co., Ltd....................................................             702            58,555
  *Miwon Specialty Chemical Co., Ltd............................................             448            51,884
 #*Moorim P&P Co., Ltd..........................................................          90,730           432,340
  *Moorim Paper Co., Ltd........................................................          10,786            26,556
  *Motonic Corp.................................................................          28,800           212,486
 #*Namhae Chemical Corp.........................................................          74,934           712,559
  *Namyang Dairy Products Co., Ltd..............................................           1,526         1,166,529
 #*National Plastic Co..........................................................          56,060           149,384
  *Nexen Corp...................................................................           4,508           284,950
  #Nexen Tire Corp..............................................................         100,030         1,601,081
   NH Investment & Securities Co., Ltd..........................................          88,986           617,818
  *NICE Holdings Co., Ltd.......................................................             311            13,975
  *NICE Information Service Co., Ltd............................................              97             2,084
 #*NK Co., Ltd..................................................................          46,350           170,760
  *Nong Shim Holdings Co., Ltd..................................................           5,495           250,331
 #*NongShim Co., Ltd............................................................           9,726         2,050,260
  *Noroo Holdings Co., Ltd......................................................           6,715            41,929
   NOROO Paint & Coatings Co., Ltd..............................................          14,277            40,495
  *Orientbio, Inc...............................................................          36,600            30,058
  *ORION Corp...................................................................          10,218         6,227,766
  *Ottogi Corp..................................................................           3,910           556,631
  *Pacific Pharmaceutical Co., Ltd..............................................           1,610            30,024


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CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
SOUTH KOREA -- (Continued)
 #*PaperCorea, Inc..............................................................         147,900   $        67,143
 #*Pharmicell Co., Ltd..........................................................          55,770           542,054
 #*Poongsan Corp................................................................          64,521         1,805,907
  *Poongsan Holdings Corp.......................................................          11,857           273,816
  *POSCO Coated & Color Steel Co., Ltd..........................................           6,320           106,212
  *Pulmuone Co., Ltd............................................................           3,026            85,661
  *Pusan City Gas Co., Ltd......................................................          18,050           296,371
 #*RNL BIO Co., Ltd.............................................................         243,500         1,187,908
 #*S&T Corp.....................................................................           2,443            38,773
 #*S&T Daewoo Co., Ltd..........................................................          21,870           591,130
 #*S&T Dynamics Co., Ltd........................................................          74,762         1,149,781
 #*S&T Holdings Co., Ltd........................................................          30,108           349,270
  *S&T Motors Co., Ltd..........................................................          77,720            66,561
  *S1 Corp......................................................................          51,557         2,613,818
 #*Saehan Industries, Inc.......................................................         714,340           641,292
  *Saeron Automotive Corp.......................................................          17,000            65,999
 #*Sajo Industries Co., Ltd.....................................................           8,800           436,393
  *Sajodaerim Corp..............................................................           5,320            77,528
 #*Sam Jin Pharmaceutical Co., Ltd..............................................          34,016           260,161
 #*Sam Kwang Glass Industrial Co., Ltd..........................................           8,129           484,853
  *Sam Lip General Foods Co., Ltd...............................................           9,230           102,712
  *Sam Yung Trading Co., Ltd....................................................          20,572           108,626
  *Sambu Construction Co., Ltd..................................................           2,172            13,756
 #*Samchully Co., Ltd...........................................................           8,820           710,019
  *Samhwa Crown & Closure Co., Ltd..............................................             412             7,038
  *Samhwa Paints Industrial Co., Ltd............................................          26,400            86,274
 #*Samick Musical Instruments Co., Ltd..........................................         146,160           248,535
   Samick THK Co., Ltd..........................................................          32,610           216,127
  #Samsung Fine Chemicals Co., Ltd..............................................          53,118         2,907,175
  #Samsung Techwin Co., Ltd.....................................................         112,108         5,637,841
  *Samwhan Corp.................................................................           5,480            24,607
  *Samyang Corp.................................................................           6,344           290,841
 #*Samyang Foods Co., Ltd.......................................................          12,050           417,691
  *Samyang Holdings Corp........................................................           9,849           781,074
  *Samyang Tongsang Co., Ltd....................................................           1,760            34,776
  *Samyoung Chemical Co., Ltd...................................................          85,840           418,724
 #*Samyoung Electronics Co., Ltd................................................          31,730           280,277
  *SAVEZONE I&C Corp............................................................          24,070            50,522
 #*SBS Media Holdings Co., Ltd..................................................         149,410           472,325
 #*Seah Besteel Corp............................................................          31,621         1,413,666
  *SeAH Holdings Corp...........................................................           4,622           559,221
 #*SeAH Steel Corp..............................................................           7,097           533,171
  *Sebang Co., Ltd..............................................................          27,915           394,776
 #*Sejong Industrial Co., Ltd...................................................          30,130           312,889
  *Seoul City Gas Co., Ltd......................................................           3,050           134,647
 #*Seowon Co., Ltd..............................................................          46,600           154,972
 #*Sewon Cellontech Co., Ltd....................................................          82,701           298,914
  *Shinhan Engineering & Construction Co., Ltd..................................           3,676            15,883
  *Shinpoong Pharmaceutical Co., Ltd............................................          69,212           382,594
   Shinsegae Co., Ltd...........................................................          21,901         5,378,539
   Shinsegae Information & Communication Co., Ltd...............................           2,612           114,944
 #*Shinsung Solar Energy Co., Ltd...............................................         106,650           419,228
   Shinyoung Securities Co., Ltd................................................          13,300           369,600
   Silla Trading Co., Ltd.......................................................          17,750           211,835
  *Sindo Ricoh Co., Ltd.........................................................          10,939           515,899
  *SJM Co., Ltd.................................................................          19,030           105,035
  *SJM Holdings Co., Ltd........................................................          11,641            32,979
 #*SK Chemicals Co., Ltd........................................................          41,525         2,384,120
 #*SK Gas Co., Ltd..............................................................           9,960           639,075
  *SK Networks Co., Ltd.........................................................         358,170         3,502,460
 #*SK Securities Co., Ltd.......................................................         771,580           925,151


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CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
SOUTH KOREA -- (Continued)
 #*SKC Co., Ltd.................................................................          60,047   $     2,574,449
 #*SL Corp......................................................................          37,270           677,281
  *Solomon Savings Bank.........................................................           3,197             6,078
 #*Songwon Industrial Co., Ltd..................................................          45,490           464,933
  *Ssangbangwool & Trygroup.....................................................         208,110           265,569
  *Ssangyong Cement Industrial Co., Ltd.........................................          46,931           194,074
  *STX Corp.....................................................................         117,908         1,389,544
 #*STX Engine Co., Ltd..........................................................          71,832         1,053,834
  *STX Metal Co, Ltd............................................................          13,390            78,684
 #*STX Offshore & Shipbuilding Co., Ltd.........................................         184,940         2,156,726
 #*STX Pan Ocean Co., Ltd.......................................................         340,000         2,166,156
  *Suheung Capsule Co., Ltd.....................................................          19,000           242,673
 #*Sung Jin Geotec Co., Ltd.....................................................          47,090           584,137
  *Sungchang Enterprise Holdings, Ltd...........................................           4,760            61,770
  *Sungshin Cement Co., Ltd.....................................................           5,220            12,843
 #*Sunjin Co., Ltd..............................................................          11,625            72,271
  *Sunjin Holdings Co., Ltd.....................................................             609            11,057
 #*Tae Kyung Industrial Co., Ltd................................................          33,700           101,586
  *TaeKwang Industrial Co., Ltd.................................................             994         1,167,037
 #*Taeyoung Engineering & Construction Co., Ltd.................................         129,830           661,953
 #*Taihan Electric Wire Co., Ltd................................................         419,983         1,157,445
  *Tailim Packaging Industries Co., Ltd.........................................         125,830           166,191
 #*TCC Steel....................................................................          19,502            87,307
  *Teems, Inc...................................................................              58               560
  *Tong Yang Life Insurance Co., Ltd............................................          89,460         1,033,923
 #*Tong Yang Moolsan Co., Ltd...................................................          13,480           270,808
  #Tong Yang Securities, Inc....................................................          69,296           378,581
  *Tongyang, Inc................................................................         277,068           272,365
  *Trigem Computer, Inc.........................................................               2                --
 #*TS Corp......................................................................          13,200           253,539
 #*Unid Co., Ltd................................................................          10,131           495,725
  *Union Steel Manufacturing Co., Ltd...........................................          11,102           169,191
  *VGX International, Inc.......................................................           4,580             5,331
  *Whanin Pharmaceutical Co., Ltd...............................................          33,490           185,450
  *Will-Bes & Co., Ltd. (The)...................................................         165,160           283,240
  *Woongjin Coway Co., Ltd......................................................         154,550         5,598,209
 #*Woongjin Holdings Co., Ltd...................................................          94,257           394,395
 #*Woongjin Thinkbig Co., Ltd...................................................          56,169           779,944
  *Woori Financial Co., Ltd.....................................................          25,490           328,149
   Woori Investment & Securities Co., Ltd.......................................         445,262         5,256,021
 #*WooSung Feed Co., Ltd........................................................          14,880            32,589
  *YESCO Co., Ltd...............................................................           8,840           196,943
 #*Youlchon Chemical Co., Ltd...................................................          34,180           246,563
 #*Young Poong Corp.............................................................           2,754         3,112,506
  *Young Poong Mining & Construction Corp.......................................           1,580                77
  *Young Poong Paper Manufacturing Co., Ltd.....................................             520             6,697
  *Youngone Corp................................................................          60,704         1,433,976
 #*Youngone Holdings Co., Ltd...................................................          21,846         1,010,557
  *Yuhan Corp...................................................................          25,895         3,099,219
   Yuhwa Securities Co., Ltd....................................................          13,060           174,377
 #*Yungjin Pharm Co., Ltd.......................................................         228,742           417,537
  *ZeroOne Interactive Co., Ltd.................................................           3,200                43
                                                                                                   ---------------
TOTAL SOUTH KOREA...............................................................                       316,680,294
                                                                                                   ---------------
TAIWAN -- (13.2%)
  *A.G.V. Products Corp.........................................................       1,294,801           455,357
  *Ability Enterprise Co., Ltd..................................................       1,160,076         1,107,695
   AcBel Polytech, Inc..........................................................       1,165,599           721,181
   Accton Technology Corp.......................................................       1,439,763           759,616
   Ace Pillar Co., Ltd..........................................................         140,400           254,734
   ACHEM Technology Corp........................................................         572,975           243,136


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CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
TAIWAN -- (Continued)
   Action Electronics Co., Ltd..................................................         757,635   $       209,694
   Adlink Technology, Inc.......................................................         287,900           341,074
   Advancetek Enterprise Co., Ltd...............................................         426,917           331,931
   ALI Corp.....................................................................         733,000         1,008,850
   Allis Electric Co., Ltd......................................................          54,000            13,257
   Alpha Networks, Inc..........................................................         928,763           789,936
   Altek Corp...................................................................       1,183,637           963,795
   Ambassador Hotel (The).......................................................         955,000         1,128,364
   Ampoc Far East Co., Ltd......................................................         268,444           200,436
   AmTRAN Technology Co., Ltd...................................................       2,255,951         1,392,773
   APCB, Inc....................................................................         440,000           315,226
   Apex Biotechnology Corp......................................................         286,380           658,468
   Apex Medical Corp............................................................         121,500           133,640
   Apex Science & Engineering Corp..............................................         134,198            41,061
  *Arima Communications Corp....................................................         716,000           562,256
  *Asia Optical Co., Inc........................................................         729,000           596,442
   Asia Polymer Corp............................................................         807,903         1,037,203
   Asia Vital Components Co., Ltd...............................................         909,245           663,617
   Asrock, Inc..................................................................         138,000           478,088
   Aten International Co., Ltd..................................................         278,479           512,553
   Audix Corp...................................................................         311,000           294,052
   Aurora Corp..................................................................         541,499           834,316
   Aurora Systems Corp..........................................................         268,244           315,913
   AV Tech Corp.................................................................         134,000           429,741
  *Avermedia Technologies, Inc..................................................         674,446           608,930
   Avision, Inc.................................................................         523,000           207,778
   Awea Mechantronic Co., Ltd...................................................          40,200            45,657
   Bank of Kaohsiung............................................................       1,298,645           384,457
  *Basso Industry Corp., Ltd....................................................         378,000           271,914
   BES Engineering Corp.........................................................       4,407,750         1,227,451
   Biostar Microtech International Corp.........................................         492,975           252,857
  *Bright Led Electronics Corp..................................................         371,520           290,783
   C Sun Manufacturing, Ltd.....................................................         415,221           267,389
   Cameo Communications, Inc....................................................         724,818           213,491
   Capital Securities Corp......................................................       5,831,142         2,415,408
   Career Technology MFG. Co., Ltd..............................................         878,000         1,434,000
  *Carnival Industrial Corp.....................................................         918,000           271,953
   Cathay Chemical Works, Inc...................................................          30,000            10,298
   Cathay Real Estate Development Co., Ltd......................................       2,481,000           960,134
   Central Reinsurance Co., Ltd.................................................         826,402           345,262
   Chain Qui Development Co., Ltd...............................................         204,083           127,040
   Champion Building Materials Co., Ltd.........................................       1,060,851           505,673
   Chang Wah Electromaterials, Inc..............................................         102,980           233,667
   Charoen Pokphand Enterprises Co., Ltd........................................         625,000           309,713
   CHC Resources Corp...........................................................         308,348           416,499
   Cheng Loong Corp.............................................................       2,956,383         1,140,072
   Cheng Uei Precision Industry Co., Ltd........................................       1,238,396         2,921,793
   Chenming Mold Industrial Corp................................................         352,437           252,582
   Chia Hsin Cement Corp........................................................       1,511,360           651,603
  *Chia Hsin Food & Synthetic Fiber Co., Ltd....................................          97,211                --
   Chicony Electronics Co., Ltd.................................................       1,118,245         1,964,249
   Chien Kuo Construction Co., Ltd..............................................         871,312           421,627
  *Chien Shing Stainless Steel Co., Ltd.........................................         417,000            58,509
   Chilisin Electronics Corp....................................................         293,535           144,292
   China Chemical & Pharmaceutical Co...........................................         848,000           547,782
   China Ecotek Corp............................................................         187,000           363,709
   China Electric Manufacturing Co., Ltd........................................         854,900           567,943
  *China General Plastics Corp..................................................         843,000           304,782
   China Glaze Co., Ltd.........................................................         397,139           199,844
  *China Man-Made Fiber Co., Ltd................................................       3,315,879         1,126,590
   China Metal Products Co., Ltd................................................         852,344           580,810


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CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
TAIWAN -- (Continued)
  *China Motor Co., Ltd.........................................................       1,453,609   $     1,554,011
  *China Rebar Co., Ltd.........................................................          55,174                --
   China Steel Chemical Corp....................................................         451,554         2,000,529
   China Steel Structure Co., Ltd...............................................         357,000           329,552
   China Synthetic Rubber Corp..................................................       1,393,563         1,289,772
  *China United Trust & Investment Corp.........................................         164,804                --
  *China Wire & Cable Co., Ltd..................................................         592,000           151,352
   Chinese Maritime Transport, Ltd..............................................         422,850           591,364
  *Ching Feng Home Fashions Industries Co., Ltd.................................          40,822             8,570
   Chin-Poon Industrial Co., Ltd................................................       1,234,207           882,766
   Chong Hong Construction Co...................................................         463,055           923,111
  *Chou Chin Industrial Co., Ltd................................................             825                --
   Chroma Ate, Inc..............................................................         969,821         2,220,849
  *Chun Yu Works & Co., Ltd.....................................................         631,000           197,645
   Chun Yuan Steel Industrial Co., Ltd..........................................       1,310,793           522,573
   Chung Hsin Electric & Machinery Co., Ltd.....................................       1,249,000           652,475
   Chung Hung Steel Corp........................................................       2,782,979           885,115
   Chung Hwa Pulp Corp..........................................................       1,522,031           525,173
  *Chungwa Picture Tubes Co., Ltd...............................................      14,400,000           701,280
   Clevo Co., Ltd...............................................................       1,376,000         2,327,152
  *CMC Magnetics Corp...........................................................       7,873,960         1,433,838
   Collins Co., Ltd.............................................................         478,431           222,301
   Compal Communications, Inc...................................................         947,000         1,766,514
  *Compeq Manufacturing Co., Ltd................................................       2,796,000         1,012,817
   Continental Holdings Corp....................................................       1,390,067           503,498
  *Cosmo Electronics Corp.......................................................         215,137           187,710
  *Cosmos Bank Taiwan...........................................................         112,000            23,296
   Coxon Precise Industrial Co., Ltd............................................         326,000           419,235
   CSBC Corp. Taiwan............................................................       1,239,000           986,645
   CTCI Corp....................................................................       1,551,013         2,179,881
   CviLux Corp..................................................................         165,039           207,144
  *CX Technology Co., Ltd.......................................................          62,368            20,970
   Cyberlink Corp...............................................................         266,281           690,077
   Cybertan Technology, Inc.....................................................         955,779           979,464
   Da Cin Construction Co., Ltd.................................................         482,711           279,033
   Darfon Electronics Corp......................................................         826,550           513,688
   Davicom Semiconductor, Inc...................................................          69,888            47,078
   De Licacy Industries Co., Ltd................................................          70,000            21,577
   Delpha Construction Co., Ltd.................................................         592,795           197,697
   Depo Auto Parts Industrial Co., Ltd..........................................         321,000           670,464
  *Der Pao Construction Co., Ltd................................................         476,000            13,192
   Diamond Flower Electric Instrument Co., Ltd..................................         117,524            87,614
   D-Link Corp..................................................................       1,908,665         1,417,793
   Dynamic Electronics Co., Ltd.................................................         702,801           278,277
  *Eastern Media International Corp.............................................       2,423,337           319,354
   Eclat Textile Co., Ltd.......................................................         356,914           636,366
  *Edimax Technology Co., Ltd...................................................         470,000           211,614
   Edom Technology Co., Ltd.....................................................         172,776            50,609
   Elan Microelectronics Corp...................................................       1,101,715         1,148,525
  *E-Lead Electronic Co., Ltd...................................................         133,942           106,177
   E-LIFE MALL Corp., Ltd.......................................................         193,000           353,738
   Elite Advanced Laser Corp....................................................         198,000           325,238
   Elite Material Co., Ltd......................................................         914,350           680,970
  *Elite Semiconductor Memory Technology, Inc...................................         742,200           697,775
  *Elitegroup Computer Systems Co., Ltd.........................................       2,067,182           482,394
   EnTie Commercial Bank........................................................       1,320,603           605,195
  *Eternal Chemical Co., Ltd....................................................       2,009,794         1,644,943
  *Everest Textile Co., Ltd.....................................................         868,562           183,157
  *Everfocus Electronics Corp...................................................          36,010            12,569
   Evergreen International Storage & Transport Corp.............................       1,691,000           920,527
   Everlight Chemical Industrial Corp...........................................         975,500           572,042


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CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
TAIWAN -- (Continued)
  *Everlight Electronics Co., Ltd...............................................       1,118,000   $     2,138,144
  *Everspring Industry Co., Ltd.................................................          39,000            10,350
   Excel Cell Electronics Co., Ltd..............................................         143,000            55,806
  *Excelsior Medical Co., Ltd...................................................         256,140           606,413
   Far Eastern International Bank...............................................       3,962,865         1,560,310
   Faraday Technology Corp......................................................         901,648         1,279,306
   Federal Corp.................................................................       1,171,241           590,491
   Feng Hsin Iron & Steel Co., Ltd..............................................       1,380,100         2,308,665
   Feng Tay Enterprise Co., Ltd.................................................         839,054           750,823
   First Copper Technology Co., Ltd.............................................         703,000           207,042
   First Hotel..................................................................         500,256           334,827
   First Insurance Co., Ltd.....................................................         786,179           348,575
   First Steamship Co., Ltd.....................................................         426,200           563,423
   FLEXium Interconnect, Inc....................................................         430,303         1,413,487
   Flytech Technology Co., Ltd..................................................         210,919           445,713
   Forhouse Corp................................................................       1,358,635           882,290
  *Formosa Advanced Technologies Co., Ltd.......................................         354,000           302,270
   Formosa Epitaxy, Inc.........................................................       1,157,811           849,784
   Formosa International Hotels Corp............................................          54,780           763,100
   Formosa Oilseed Processing Co., Ltd..........................................         295,697           125,118
   Formosan Rubber Group, Inc...................................................       1,433,000           960,710
   Formosan Union Chemical Corp.................................................         829,380           577,624
  *Fortune Electric Co., Ltd....................................................         502,078           230,722
   Founding Construction & Development Co., Ltd.................................         417,977           256,307
  *Froch Enterprise Co., Ltd....................................................         513,000           206,360
   FSP Technology, Inc..........................................................         449,887           377,976
   Fu I Industrial Co., Ltd.....................................................         136,113            56,781
   Fullerton Technology Co., Ltd................................................         297,600           276,046
   Fwusow Industry Co., Ltd.....................................................         595,407           314,902
   G Shank Enterprise Co., Ltd..................................................         478,013           264,224
   Gem Terminal Industries Co., Ltd.............................................         142,386            68,905
   Gemtek Technology Corp.......................................................         996,219           845,875
   General Plastic Industrial Co., Ltd..........................................         137,553           123,959
  *Genesis Photonics, Inc.......................................................         639,503           870,472
   Genius Electronic Optical Co., Ltd...........................................         115,030           899,957
   GeoVision, Inc...............................................................         119,774           486,326
   Getac Technology Corp........................................................       1,223,360           626,914
   Giant Manufacturing Co., Ltd.................................................         626,776         2,650,837
  *Giantplus Technology Co., Ltd................................................         546,900           152,954
   Giga Storage Corp............................................................         953,561           611,606
   Giga-Byte Technology Co., Ltd................................................       1,803,800         1,457,552
   Gintech Energy Corp..........................................................         959,936         1,352,281
   Global Brands Manufacture, Ltd...............................................         690,108           338,492
  *Global Mixed Mode Technology, Inc............................................         214,000           606,220
   Global Unichip Corp..........................................................         229,000           910,461
  *Globe Union Industrial Corp..................................................         672,944           487,694
   Gold Circuit Electronics, Ltd................................................       1,398,227           362,003
   Goldsun Development & Construction Co., Ltd..................................       4,107,722         1,617,558
   Good Will Instrument Co., Ltd................................................         182,044           126,126
   Grand Pacific Petrochemical Corp.............................................       2,658,000         1,350,669
   Grape King, Inc..............................................................         332,000           457,842
   Great China Metal Industry Co., Ltd..........................................         462,000           531,467
   Great Taipei Gas Co., Ltd....................................................         976,000           595,533
   Great Wall Enterprise Co., Ltd...............................................       1,181,394         1,177,912
   Greatek Co., Ltd.............................................................       1,234,688         1,023,010
   Green Energy Technology, Inc.................................................         694,553           930,564
   GTM Corp.....................................................................         388,000           191,809
  *Hannstar Board Corp..........................................................         764,049           331,044
  *HannStar Display Corp........................................................      13,032,989           912,790
  *HannsTouch Solution, Inc.....................................................       2,301,130           973,364
   Hanpin Co., Ltd..............................................................         120,800            41,257


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CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
TAIWAN -- (Continued)
   Harvatek Corp................................................................         511,963   $       309,301
   Hey Song Corp................................................................       1,244,000         1,114,857
   Highwealth Construction Corp.................................................         104,000           168,762
  *Hiti Digital, Inc............................................................         326,573           229,602
   Hitron Technologies, Inc.....................................................         437,213           190,137
  *Ho Tung Holding Corp.........................................................       1,861,948         1,029,562
  *Hocheng Corp.................................................................         718,700           184,366
   Hold-Key Electric Wire & Cable Co., Ltd......................................         379,191           134,156
   Holiday Entertainment Co., Ltd...............................................         236,800           371,535
   Holtek Semiconductor, Inc....................................................         530,000           527,194
   Holy Stone Enterprise Co., Ltd...............................................         970,183           912,834
  *Hong Ho Precision Textile Co., Ltd...........................................         169,000            75,360
   Hong Tai Electric Industrial Co., Ltd........................................         695,000           215,326
   Hong Yi Fiber Industry Co., Ltd..............................................         164,652            52,315
   Honmyue Enterprise Co., Ltd..................................................         139,080            37,125
  *Hota Industrial Manufacturing Co., Ltd.......................................         372,000           157,457
   Hsin Kuang Steel Co., Ltd....................................................         776,443           524,614
   Hsing Ta Cement Co., Ltd.....................................................         620,000           216,841
   Hua Eng Wire & Cable Co., Ltd................................................       1,353,565           343,274
   Huaku Development Co., Ltd...................................................         733,937         1,771,089
   Huang Hsiang Construction Co.................................................         349,800           607,616
   Hung Ching Development & Construction Co., Ltd...............................         449,000           195,143
   Hung Poo Construction Corp...................................................         794,185           625,026
   Hung Sheng Construction Co., Ltd.............................................       1,798,400           824,094
  *Hwa Fong Rubber Co., Ltd.....................................................         617,670           140,894
  *Ichia Technologies, Inc......................................................         997,000           805,311
   I-Chiun Precision Industry Co., Ltd..........................................         596,313           322,532
   ICP Electronics, Inc.........................................................         471,000           670,036
   Infortrend Technology, Inc...................................................         847,163           756,528
  *Inotera Memories, Inc........................................................       6,159,000         1,132,439
  *Integrated Memory Logic, Ltd.................................................         111,000           397,668
   Inventec Corp................................................................       2,947,840         1,246,186
   I-Sheng Electric Wire & Cable Co., Ltd.......................................         306,000           390,610
   ITE Technology, Inc..........................................................         573,408           533,278
   ITEQ Corp....................................................................         844,104           933,528
  *Jenn Feng New Energy Co., Ltd................................................         368,000           241,324
  *Jess-Link Products Co., Ltd..................................................         493,900           492,918
   Johnson Health Tech Co., Ltd.................................................         163,675           351,219
   Jui Li Enterprise Co., Ltd...................................................         324,080            83,114
   Kang Na Hsiung Enterprise Co., Ltd...........................................         336,020           161,819
  *Kao Hsing Chang Iron & Steel Corp............................................         784,000           118,833
   Kaulin Manufacturing Co., Ltd................................................         375,330           276,723
   Kee Tai Properties Co., Ltd..................................................       1,106,473           523,085
   Kenda Rubber Industrial Co., Ltd.............................................       1,317,903         1,457,295
   Kerry TJ Logistics Co., Ltd..................................................       1,049,000         1,145,445
   Kian Shen Corp...............................................................         112,750           165,391
   King Core Electronics, Inc...................................................          10,623             6,532
   King Slide Works Co., Ltd....................................................         143,550           728,567
   King Yuan Electronics Co., Ltd...............................................       3,528,979         1,372,451
   Kingdom Construction Co., Ltd................................................       1,089,000           643,852
  *King's Town Bank.............................................................       2,222,701         1,426,818
   King's Town Construction Co., Ltd............................................         636,105           422,443
   Kinik Co.....................................................................         325,000           459,783
   Kinko Optical Co., Ltd.......................................................         408,000           497,930
   Kinpo Electronics, Inc.......................................................       3,505,157           820,138
   Knowledge-Yield-Excellence Systems Corp......................................         816,903           321,910
   KS Terminals, Inc............................................................         246,482           182,539
   Kung Long Batteries Industrial Co., Ltd......................................         155,000           225,668
  *Kuoyang Construction Co., Ltd................................................       1,197,000           469,360
   Kwong Fong Industries Corp...................................................       1,086,200           385,747
   L&K Engineering Co., Ltd.....................................................         405,048           375,567


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CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
TAIWAN -- (Continued)
   Lan Fa Textile Co., Ltd......................................................         687,933   $       250,291
  *Leadtek Research, Inc........................................................          37,472             7,584
   Leadtrend Technology Corp....................................................          85,086           148,813
   Lealea Enterprise Co., Ltd...................................................       1,853,924           762,135
   Lee Chi Enterprises Co., Ltd.................................................         553,000           227,176
  *Leofoo Development Co., Ltd..................................................         760,000           476,621
   Les Enphants Co., Ltd........................................................         460,110           577,888
   Li Peng Enterprise Co., Ltd..................................................       1,277,606           492,821
   Lian Hwa Food Corp...........................................................         208,890           263,185
   Lien Hwa Industrial Corp.....................................................       1,582,676         1,006,556
   Lingsen Precision Industries, Ltd............................................       1,117,506           578,011
   LITE-ON IT Corp..............................................................       1,339,990         1,317,336
   Lite-On Semiconductor Corp...................................................         854,730           384,920
   Long Bon International Co., Ltd..............................................         931,945           372,215
   Long Chen Paper Co., Ltd.....................................................       1,141,674           339,799
  *Lotes Co., Ltd...............................................................         156,778           433,899
  *Lucky Cement Corp............................................................         677,000           121,424
   Lumax International Corp., Ltd...............................................         280,245           546,838
   Makalot Industrial Co., Ltd..................................................         374,202           923,697
   Marketech International Corp.................................................         363,000           228,917
   Masterlink Securities Corp...................................................       3,341,000         1,081,479
   Maxtek Technology Co., Ltd...................................................          41,000            30,606
   Mayer Steel Pipe Corp........................................................         584,567           276,633
   Maywufa Co., Ltd.............................................................         170,322            68,519
   Meiloon Co., Ltd.............................................................         419,053           166,632
   Mercuries & Associates, Ltd..................................................       1,098,498         1,165,710
  *Mercuries Data Systems, Ltd..................................................         353,000           137,814
   Merida Industry Co., Ltd.....................................................         510,170         1,241,687
   Merry Electronics Co., Ltd...................................................         475,363           573,349
  *Microelectronics Technology, Inc.............................................       1,117,527           390,888
   Micro-Star International Co., Ltd............................................       3,067,075         1,301,053
   Min Aik Technology Co., Ltd..................................................         511,316         1,041,843
  *Mirle Automation Corp........................................................         440,096           340,047
   Mitac International Corp.....................................................       3,851,000         1,271,462
  *Mosel Vitelic, Inc...........................................................       1,392,644           211,523
  *Mospec Seminconductor Corp...................................................          24,000             6,472
   Nak Sealing Technologies Corp................................................         153,954           262,078
  *Namchow Chemical Industrial Co., Ltd.........................................         529,000           463,077
   Nankang Rubber Tire Co., Ltd.................................................       1,075,056         1,737,481
   Nantex Industry Co., Ltd.....................................................         667,036           569,636
  *Nanya Technology Corp........................................................       2,937,000           239,598
   National Petroleum Co., Ltd..................................................         568,824           596,396
  *Neo Solar Power Corp.........................................................       1,486,000         1,242,244
   New Asia Construction & Development Co., Ltd.................................         402,988           108,429
   Nichidenbo Corp..............................................................         231,349           206,807
   Nien Hsing Textile Co., Ltd..................................................         880,125           626,767
  *Ocean Plastics Co., Ltd......................................................         423,200           277,438
   Opto Tech Corp...............................................................       1,693,886           704,643
  *Orient Semiconductor Electronics, Ltd........................................       1,446,000           212,599
  *Oriental Union Chemical Corp.................................................       1,352,788         1,964,622
   Orise Technology Co., Ltd....................................................         187,000           212,789
  *Pacific Construction Co., Ltd................................................         573,850           178,728
   Pan Jit International, Inc...................................................       1,085,541           637,605
   Pan-International Industrial Corp............................................       1,160,893         1,070,266
   Paragon Technologies Co., Ltd................................................         208,449           221,481
   PChome Online, Inc...........................................................          24,262           137,999
   Phihong Technology Co., Ltd..................................................         620,901           829,907
  *Phytohealth Corp.............................................................         342,000           392,994
  *Picvue Electronics, Ltd......................................................          72,760                --
  *Pihsiang Machinery Manufacturing Co., Ltd....................................         425,534           512,537
   Plotech Co., Ltd.............................................................         191,000            96,167


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


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CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
TAIWAN -- (Continued)
   Polytronics Technology Corp..................................................         182,027   $       304,102
  *Potrans Electrical Corp......................................................         228,000            33,598
  *Power Quotient International Co., Ltd........................................         713,000           237,965
   Powercom Co., Ltd............................................................         540,140           311,116
  *Powertech Industrial Co., Ltd................................................          39,000            26,228
   President Securities Corp....................................................       2,476,920         1,237,155
   Prince Housing & Development Corp............................................       2,150,347         1,433,908
  *Procomp Informatics, Ltd.....................................................          21,675                --
  *Prodisc Technology, Inc......................................................       1,707,199             9,809
   Promate Electronic Co., Ltd..................................................         385,000           265,925
  *Promise Technology, Inc......................................................         423,286           246,581
  *Protop Technology Co., Ltd...................................................         192,000             1,363
   Qisda Corp...................................................................       4,916,900         1,220,741
  *Quintain Steel Co., Ltd......................................................         850,750           208,033
  *Radiant Opto-Electronics Corp................................................         925,247         3,521,916
   Radium Life Tech Corp........................................................       1,465,223         1,199,903
   Ralec Electronic Corp........................................................         103,209           127,451
   Realtek Semiconductor Corp...................................................       1,302,990         2,416,383
   Rechi Precision Co., Ltd.....................................................         772,900           669,778
  *Rexon Industrial Corp., Ltd..................................................         361,000            56,439
  *Richtek Technology Corp......................................................         443,000         2,474,085
  *Ritek Corp...................................................................       8,382,387         1,321,953
   Ruentex Development Co., Ltd.................................................       1,313,084         1,622,169
  *Sainfoin Technology Corp.....................................................         131,260                --
   Sampo Corp...................................................................       1,915,327           552,937
   San Fang Chemical Industry Co., Ltd..........................................         398,582           314,605
   Sanyang Industrial Co., Ltd..................................................       2,235,628         1,322,330
   Sanyo Electric Taiwan Co., Ltd...............................................         503,000           470,251
   SCI Pharmtech, Inc...........................................................          71,936           127,569
  *SDI Corp.....................................................................         302,000           239,679
   Senao International Co., Ltd.................................................         375,541         1,420,242
   Sercomm Corp.................................................................         461,000           546,988
   Shan-Loong Transportation Co., Ltd...........................................          24,000            14,682
   Sheng Yu Steel Co., Ltd......................................................         552,980           353,782
  *ShenMao Technology, Inc......................................................         254,891           339,925
   Shih Wei Navigation Co., Ltd.................................................         584,598           531,604
   Shihlin Electric & Engineering Corp..........................................         985,000         1,072,089
  *Shihlin Paper Corp...........................................................         418,000           617,639
   Shin Hai Gas Corp............................................................           1,000             1,238
   Shin Shin Co., Ltd...........................................................          49,000            41,577
   Shin Zu Shing Co., Ltd.......................................................         364,144           846,911
  *Shining Building Business Co., Ltd...........................................         575,235           498,698
   Shinkong Insurance Co., Ltd..................................................         587,131           314,476
   Shinkong Synthetic Fibers Co., Ltd...........................................       4,967,360         1,551,419
  *Shiny Chemical Industrial Co., Ltd...........................................           8,000             9,553
  *Shuttle, Inc.................................................................         463,152           130,181
   Sigurd Microelectronics Corp.................................................       1,173,974           831,321
   Silicon Integrated Systems Corp..............................................       1,985,820           862,966
   Silitech Technology Corp.....................................................         344,627           953,276
   Sinbon Electronics Co., Ltd..................................................         490,000           339,191
   Sincere Navigation Corp......................................................         854,786           768,979
   Sinkang Industries, Ltd......................................................         152,001            58,822
   Sinkong Textile Co., Ltd.....................................................         574,542           694,160
   Sinon Corp...................................................................       1,072,510           449,730
   Sinphar Pharmaceutical Co., Ltd..............................................         396,588           326,678
   Sinyi Realty Co., Ltd........................................................         482,072           652,737
  *Sitronix Technology Corp.....................................................         333,879           441,563
   Solomon Technology Corp......................................................         147,138            49,783
  *Solytech Enterprise Corp.....................................................         163,000            62,810
  *Sonix Technology Co., Ltd....................................................         490,000           748,633
   South East Soda Manufacturing Co., Ltd.......................................         356,250           405,307


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CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
TAIWAN -- (Continued)
   Southeast Cement Co., Ltd....................................................         899,700   $       319,361
   Spirox Corp..................................................................         180,000            81,528
   Springsoft, Inc..............................................................         568,000           747,077
   Standard Chemical & Pharmaceutical Co., Ltd..................................         239,571           195,445
   Standard Foods Taiwan, Ltd...................................................          17,128            58,153
   Star Comgistic Capital Co., Ltd..............................................         194,785           122,274
   Stark Technology, Inc........................................................         358,860           318,221
   Sunonwealth Electric Machine Industry Co., Ltd...............................         357,487           303,484
   Sunplus Technology Co., Ltd..................................................       1,658,000           611,944
   Sunrex Technology Corp.......................................................         636,736           373,684
   Sunspring Metal Corp.........................................................         148,000           145,753
   Super Dragon Technology Co., Ltd.............................................         205,382           202,066
   Supreme Electronics Co., Ltd.................................................         588,000           339,234
   Sweeten Construction Co., Ltd................................................         205,889            96,502
  *Syscom Computer Engineering Co...............................................          30,000            10,891
   Sysware Systex Corp..........................................................         242,388           262,436
  *Ta Chen Stainless Pipe Co., Ltd..............................................       1,640,953           893,324
  *Ta Chong Bank, Ltd...........................................................       4,452,769         1,140,370
   Ta Ya Electric Wire & Cable Co., Ltd.........................................       1,638,306           434,350
   Ta Yih Industrial Co., Ltd...................................................         194,000           380,442
   Tah Hsin Industrial Corp.....................................................         447,000           412,478
  *TAI Roun Products Co., Ltd...................................................         239,000            77,047
   TA-I Technology Co., Ltd.....................................................         507,638           354,693
  *Taichung Commercial Bank.....................................................       4,562,272         1,375,786
   Tainan Enterprises Co., Ltd..................................................         366,370           490,800
   Tainan Spinning Co., Ltd.....................................................       3,199,988         1,277,179
   Taisun Enterprise Co., Ltd...................................................         914,590           459,271
   Taita Chemical Co., Ltd......................................................         566,430           240,053
   Taiwan Acceptance Corp.......................................................         229,480           461,338
  *Taiwan Business Bank.........................................................       3,027,859           994,361
   Taiwan Cogeneration Corp.....................................................       1,019,566           683,985
   Taiwan Fire & Marine Insurance Co., Ltd......................................         819,338           572,808
  *Taiwan Flourescent Lamp Co., Ltd.............................................         176,000            17,726
   Taiwan Fu Hsing Industrial Co., Ltd..........................................         243,000           136,359
   Taiwan Hon Chuan Enterprise Co., Ltd.........................................         742,814         1,633,200
  *Taiwan Kolin Co., Ltd........................................................       1,356,000                --
  *Taiwan Land Development Corp.................................................       1,984,483           805,436
   Taiwan Life Insurance Co., Ltd...............................................         989,232           602,695
   Taiwan Line Tek Electronic Co., Ltd..........................................         213,980           199,891
   Taiwan Mask Corp.............................................................         693,412           253,083
   Taiwan Navigation Co., Ltd...................................................         610,777           613,382
   Taiwan Paiho Co., Ltd........................................................         903,165           742,621
   Taiwan Pulp & Paper Corp.....................................................       1,262,980           411,874
   Taiwan Sakura Corp...........................................................         832,003           492,162
   Taiwan Secom Co., Ltd........................................................         848,332         1,626,794
   Taiwan Sogo Shinkong Security Co., Ltd.......................................         825,278           745,355
  *Taiwan Styrene Monomer Corp..................................................       1,489,303           362,281
   Taiwan Tea Corp..............................................................       2,052,897           977,099
   Taiyen Biotech Co., Ltd......................................................         574,000           433,786
  *Tatung Co., Ltd..............................................................       6,758,455         1,922,365
  *Teco Electric & Machinery Co., Ltd...........................................       4,753,000         3,140,112
  *Tecom, Ltd...................................................................         108,114            11,845
   Ten Ren Tea Co., Ltd.........................................................         157,980           254,460
   Test Research, Inc...........................................................         458,151           554,363
   Test-Rite International Co., Ltd.............................................         794,438           576,439
  *Thinking Electronic Industrial Co., Ltd......................................         270,204           263,171
   Thye Ming Industrial Co., Ltd................................................         494,360           468,509
   TNC Industrial Corp., Ltd....................................................         197,000           178,120
   Ton Yi Industrial Corp.......................................................       2,611,644         1,341,720
  *Tong Hsing Electronic Industries, Ltd........................................         360,963         1,087,936
   Tong Yang Industry Co., Ltd..................................................       1,173,060         1,360,061


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


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CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
TAIWAN -- (Continued)
   Tong-Tai Machine & Tool Co., Ltd.............................................         553,640   $       561,768
   Topco Scientific Co., Ltd....................................................         437,082           694,131
   Topoint Technology Co., Ltd..................................................         415,249           276,965
   Transcend Information, Inc...................................................         473,651         1,274,682
   Tsann Kuen Enterprise Co., Ltd...............................................         320,686           724,089
   TTET Union Corp..............................................................         270,000           435,724
  *Tung Ho Spinning, Weaving & Dyeing Co., Ltd..................................         270,000           110,880
   Tung Ho Steel Enterprise Corp................................................       2,239,000         2,117,695
  *Twinhead International Corp..................................................             500                58
   TXC Corp.....................................................................         846,053         1,153,319
  *TYC Brother Industrial Co., Ltd..............................................         574,329           231,240
  *Tycoons Group Enterprise Co., Ltd............................................       1,530,182           296,910
   Tyntek Corp..................................................................       1,006,621           372,995
  *Tze Shin International Co., Ltd..............................................         356,416           125,212
  *Union Bank of Taiwan.........................................................       2,873,593           956,809
   Unitech Electronics Co., Ltd.................................................         281,804           133,006
   Unitech Printed Circuit Board Corp...........................................       1,667,370           730,044
   United Integration Service Co., Ltd..........................................         604,439           577,115
   Unity Opto Technology Co., Ltd...............................................         919,500           885,349
   Universal Cement Corp........................................................       1,131,191           514,111
   Universal Microelectronics Co., Ltd..........................................          84,000            23,756
   Universal, Inc...............................................................         138,971            86,601
   UPC Technology Corp..........................................................       1,864,334         1,097,311
   USI Corp.....................................................................       2,051,464         1,914,803
   Ve Wong Corp.................................................................         374,696           254,923
  *Veutron Corp.................................................................          51,628             3,123
  *Via Technologies, Inc........................................................       2,353,000         1,482,935
  *Visual Photonics Epitacy Co., Ltd............................................         698,360         1,006,613
   Wah Lee Industrial Corp......................................................         554,000           732,537
   Walsin Lihwa Corp............................................................          17,000             6,010
   Walsin Technology Corp., Ltd.................................................       1,673,873           480,943
   Walton Advanced Engineering, Inc.............................................         887,197           315,310
  *Walton Chaintech Corp........................................................          39,000            21,753
   Wan Hai Lines Co., Ltd.......................................................       1,183,000           658,824
   Wan Hwa Enterprise Co., Ltd..................................................         533,718           239,081
   Waterland Financial Holdings Co., Ltd........................................       6,145,933         2,017,234
  *WEI Chih Steel Industrial Co., Ltd...........................................         433,000            76,322
   Wei Chuan Food Corp..........................................................       1,286,000         1,453,188
   Weikeng Industrial Co., Ltd..................................................         634,100           480,412
   Well Shin Technology Co., Ltd................................................         157,000           193,623
   Wellypower Optronics Corp....................................................         399,000           213,910
   Weltrend Semiconductor, Inc..................................................         732,833           372,827
  *Winbond Electronics Corp.....................................................       9,178,138         1,495,861
   Wintek Corp..................................................................         774,000           631,692
   Wistron NeWeb Corp...........................................................         606,891         1,251,503
   WT Microelectronics Co., Ltd.................................................         701,524         1,035,744
  *WUS Printed Circuit Co., Ltd.................................................       1,004,000           406,234
   Yageo Corp...................................................................       6,565,000         2,020,125
   Yang Ming Marine Transport Corp..............................................       2,097,000           921,776
   Yem Chio Co., Ltd............................................................         713,694           591,645
   Yeung Cyang Industrial Co., Ltd..............................................         959,171           592,895
   Yi Jinn Industrial Co., Ltd..................................................         681,312           176,017
   Yieh Phui Enterprise Co., Ltd................................................       2,947,645           992,056
  *Young Fast Optoelectronics Co., Ltd..........................................         373,872           872,232
  *Young Optics, Inc............................................................         193,111           509,133
  *Yuanta Financial Holding Co., Ltd............................................          45,167            25,536
   Yuen Foong Yu Paper Manufacturing Co., Ltd...................................       3,605,212         1,542,081
   Yuen Jen Enterprises Co., Ltd................................................           6,668             3,694
   Yung Chi Paint & Varnish Manufacturing Co., Ltd..............................         258,869           385,928
   Yung Tay Engineering Co., Ltd................................................       1,044,000         1,660,857
   YungShin Global Holding Corp.................................................         524,300           745,842


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


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CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
TAIWAN -- (Continued)
   Zenitron Corp................................................................         520,000   $       358,964
   Zig Sheng Industrial Co., Ltd................................................       1,101,219           497,087
   Zinwell Corp.................................................................         841,586         1,030,791
   Zippy Technology Corp........................................................         298,948           220,893
   Zyxel Communication Corp.....................................................       1,151,430           643,098
                                                                                                   ---------------
TOTAL TAIWAN....................................................................                       301,133,411
                                                                                                   ---------------
THAILAND -- (3.5%)
  *A.J. PCL (Foreign)...........................................................         618,288           331,886
   Aeon Thana Sinsap (Thailand) PCL (Foreign)...................................         142,500           138,238
   Airports of Thailand PCL (Foreign)...........................................         759,700         1,295,850
   Amata Corp. PCL (Foreign)....................................................       1,818,700           893,912
  *Apex Development PCL (Foreign)...............................................           3,536             2,463
   Asia Plus Securities PCL (Foreign)...........................................       2,654,400           214,584
   Asian Property Development PCL (Foreign).....................................       4,079,960           692,637
   Bangchak Petroleum PCL (Foreign).............................................       2,062,900         1,360,814
   Bangkok Aviation Fuel Services PCL (Foreign).................................         854,917           342,796
   Bangkok Chain Hospital PCL (Foreign).........................................       3,501,750           820,944
   Bangkok Expressway PCL (Foreign).............................................       1,319,400           797,826
   Bangkok First Investment & Trust PCL (Foreign)...............................         211,400            47,851
   Bangkok Insurance PCL (Foreign)..............................................         127,101           941,184
  *Bangkok Life Assurance PCL (Foreign) NVDR....................................         913,400         1,447,263
  *Bangkok Metro PCL (Foreign)..................................................       6,221,100           124,724
  *Bangkok Rubber PCL (Foreign).................................................          14,600             1,171
  *Bangkokland PCL (Foreign)....................................................      25,022,270           574,481
  *Big C Supercenter PCL (Foreign)..............................................          43,200           167,631
   Bumrungrad Hospital PCL (Foreign)............................................       1,015,200         1,551,114
   Cal-Comp Electronics (Thailand) PCL (Foreign)................................       3,912,100           331,437
  *Central Paper Industry PCL (Foreign).........................................              20             1,358
   Central Plaza Hotel PCL (Foreign)............................................       1,999,600           743,586
   CH Karnchang PCL (Foreign)...................................................       2,699,300           663,369
   Charoong Thai Wire & Cable PCL (Foreign).....................................         452,700           125,892
   Country Group Securities PCL (Foreign).......................................         590,078            19,463
   Delta Electronics (Thailand) PCL (Foreign)...................................       1,507,600         1,043,254
   Diamond Building Products PCL (Foreign)......................................         469,900            91,169
   Dynasty Ceramic PCL (Foreign)................................................         777,200         1,558,170
   Eastern Water Resources Development & Management PCL (Foreign)...............       2,199,400           462,283
   Electricity Generating PCL (Foreign).........................................         620,600         1,836,213
   Electricity Generating PCL (Foreign) NVDR....................................         116,500           344,697
  *Erawan Group PCL (Foreign)...................................................       4,046,270           321,870
   Esso (Thailand) PCL (Foreign)................................................       4,620,000         1,957,057
  *G J Steel PCL (Foreign)......................................................      47,637,200           215,657
  *G Steel PCL (Foreign)........................................................      27,015,300           288,280
  *GFPT PCL(Foreign)............................................................       1,690,700           595,914
   GMM Grammy PCL (Foreign).....................................................         928,000           543,146
   Hana Microelectronics PCL (Foreign)..........................................       1,281,796           758,508
   Hermraj Land & Development PCL (Foreign).....................................      12,491,900         1,001,776
  *Home Product Center PCL (Foreign)............................................       6,376,044         2,309,190
   ICC International PCL (Foreign)..............................................         204,600           294,412
   Italian-Thai Development PCL (Foreign) NVDR..................................       6,545,530           740,804
  *ITV PCL (Foreign)............................................................       2,785,600            94,580
   Jasmine International PCL (Foreign)..........................................      11,213,300           732,445
   Kang Yong Electric PCL (Foreign).............................................          23,900           145,293
   Khon Kaen Sugar Industry PCL (Foreign).......................................       2,192,500         1,020,922
   Kiatnakin Bank PCL (Foreign) NVDR............................................         764,800           791,386
   Kiatnakin Finance PCL (Foreign)..............................................          50,100            51,842
  *L.P.N. Development PCL (Foreign) NVDR........................................         411,500           184,959
   Laguna Resorts & Hotels PCL (Foreign)........................................          80,500           125,598
   Lanna Resources PCL (Foreign)................................................         548,800           436,556
   Loxley PCL (Foreign).........................................................       3,228,020           386,214
   LPN Development PCL (Foreign)................................................       1,488,000           673,630

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CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
THAILAND -- (Continued)
   Major Cineplex Group PCL (Foreign)...........................................       1,714,900   $       853,984
   MBK PCL (Foreign)............................................................         330,900           979,057
   MCOT PCL (Foreign)...........................................................       1,092,200           997,725
   MCS Steel PCL (Foreign)......................................................         465,900           140,862
  *Minor International PCL (Foreign)............................................       3,412,403         1,279,996
  *Modernform Group PCL (Foreign)...............................................         158,700            30,791
   Muang Thai Insurance PCL (Foreign)...........................................          19,588            41,805
   Muramoto Electronic (Thailand) PCL (Foreign).................................          14,000            94,616
   Padaeng Industry PCL (Foreign) NVDR..........................................         279,200           137,230
   Patum Rice Mill & Granary PCL (Foreign)......................................           5,500            13,517
   Polyplex PCL (Foreign).......................................................       1,265,200           670,955
   Precious Shipping PCL (Foreign)..............................................       1,253,000           664,485
   Preuksa Real Estate PCL (Foreign)............................................       3,142,200         1,442,821
   Property Perfect PCL (Foreign)...............................................      10,474,800           270,973
   Quality Houses PCL (Foreign).................................................      13,224,400           671,376
   Ratchaburi Electricity Generating Holding PCL (Foreign)......................          37,300            53,070
  *Regional Container Lines PCL (Foreign).......................................         835,700           186,462
   Robinson Department Store PCL (Foreign)......................................       1,875,025         2,546,517
   Rojana Industrial Park PCL (Foreign).........................................       1,529,100           299,145
   Saha Pathana Inter-Holding PCL (Foreign).....................................         680,300           514,762
   Saha-Union PCL (Foreign).....................................................         538,400           526,648
  *Sahaviriya Steel Industries PCL (Foreign)....................................      28,780,000           763,124
   Samart Corporation PCL (Foreign).............................................       1,676,200           436,327
   Samart I-Mobile PCL (Foreign)................................................       8,442,100           545,973
   Samart Telcoms PCL (Foreign).................................................         891,700           354,662
   Sansiri PCL (Foreign)........................................................      12,232,108           731,751
   SC Asset Corp. PCL (Foreign).................................................       1,160,200           543,990
   SE-Education PCL (Foreign)...................................................         138,900            49,407
  *Shinawatra Satellite PCL (Foreign)...........................................       1,770,400           715,602
   Siam City Cement PCL (Foreign)...............................................          94,200           782,842
   Siam City Cement PCL (Foreign) NVDR..........................................          82,600           686,441
   Siam Future Development PCL (Foreign)........................................       1,499,100           341,751
   Siam Makro PCL (Foreign).....................................................         355,600         2,943,690
  *Siamgas & Petrochemicals PCL (Foreign).......................................       1,448,700           702,684
   Sino-Thai Engineering & Construction PCL (Foreign)...........................       1,812,100           808,633
   SNC Former PCL (Foreign).....................................................         354,300           277,253
   Somboon Advance Technology PCL (Foreign) (B05N984)...........................          15,850            12,147
   Somboon Advance Technology PCL (Foreign) (B05PZJ3)...........................         500,100           383,262
   Sri Trang Agro Industry PCL (Foreign)........................................       1,854,990         1,289,645
  *STP & I PCL (Foreign)........................................................         573,435           676,811
   Supalai PCL (Foreign)........................................................       2,719,433         1,239,903
   SVI PCL (Foreign)............................................................       2,848,600           311,343
  *Tata Steel (Thailand) PCL (Foreign)..........................................       9,617,100           282,993
  *Thai Airways International PCL (Foreign).....................................       3,128,300         2,397,436
  *Thai Airways International PCL (Foreign) NVDR................................         141,400           108,365
   Thai Carbon Black PCL (Foreign)..............................................         158,800           130,943
   Thai Plastic & Chemicals PCL (Foreign).......................................       1,357,900         1,295,329
   Thai Rayon PCL (Foreign).....................................................           1,700             3,958
   Thai Reinsurance PCL (Foreign)...............................................       1,484,700           150,750
   Thai Stanley Electric PCL (Foreign)..........................................         127,600           618,917
   Thai Tap Water Supply PCL (Foreign)..........................................       5,660,600         1,025,040
   Thai Union Frozen Products PCL (Foreign).....................................       1,298,325         2,791,871
   Thai Vegetable Oil PCL (Foreign).............................................       1,143,475           717,330
   Thai Wacoal PCL (Foreign)....................................................          78,000           121,067
  *Thai-German Ceramic Industry PCL (Foreign)...................................       1,053,400           169,634
   Thanachart Capital PCL (Foreign).............................................       2,034,100         1,710,157
   Thoresen Thai Agencies PCL (Foreign).........................................       1,265,700           867,675
   Ticon Industrial Connection PCL (Foreign)....................................       1,181,200           477,445
  *Tipco Asphalt PCL (Foreign)..................................................         306,190           512,379
  *TIPCO Foods PCL (Foreign)....................................................         130,682            17,410
   Tisco Financial Group PCL (Foreign)..........................................       1,024,400         1,184,230


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


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CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
THAILAND -- (Continued)
   TPI Polene PCL (Foreign).....................................................       3,024,360   $     1,603,864
  *True Corp. PCL (Foreign).....................................................      20,468,394         2,144,466
  *Tycoons Worldwide Group PCL (Foreign)........................................         804,700           184,749
   Univanich Palm Oil PCL (Foreign).............................................          30,000            85,368
   Univentures PCL (Foreign)....................................................       1,801,100           150,262
   Vanachai Group PCL (Foreign).................................................       2,200,266           307,361
   Vibhavadi Medical Center PCL (Foreign).......................................         100,200            17,821
   Vinythai PCL (Foreign).......................................................       2,273,034         1,367,128
                                                                                                   ---------------
TOTAL THAILAND..................................................................                        80,096,285
                                                                                                   ---------------
TURKEY -- (2.3%)
   Adana Cimento Sanayii T.A.S. Series A........................................         217,240           444,150
   Adana Cimento Sanayii T.A.S. Series C........................................         293,711           112,085
  *Advansa Sasa Polyester Sanayi A.S............................................         405,521           295,869
   Afyon Cimento Sanayi T.A.S...................................................           1,584            87,592
   Akcansa Cimento Sanayi ve Ticaret A.S........................................         259,502         1,088,280
  *Akenerji Elektrik Uretim A.S.................................................         461,244           541,318
  *Akfen Holding A.S............................................................         136,524           606,859
   Aksa Akrilik Kimya Sanayii A.S...............................................         295,534           748,485
  *Aksigorta A.S................................................................         512,135           459,804
  *Aktas Elektrik Ticaret A.S...................................................             370            31,235
   Alarko Holding A.S...........................................................         257,408           457,753
  *Albaraka Turk Katilim Bankasi A.S............................................         650,418           603,456
  *Alcatel-Lucent Teletas Telekomunikasyon A.S..................................          60,001           103,453
   Altinyildiz Mensucat ve Konfeksiyon Fabrikalari A.S..........................         110,344         1,408,027
   Anadolu Anonim Turk Sigorta Sirketi A.S......................................         926,111           447,064
   Anadolu Cam Sanayii A.S......................................................         472,758           788,164
   Anadolu Hayat Sigorta A.S....................................................         206,022           390,782
  *Aselsan Elektronik Sanayi Ve Ticaret A.S.....................................         132,362           664,634
  *Asya Katilim Bankasi A.S.....................................................       1,674,057         1,588,846
  *Ayen Enerji A.S..............................................................         190,297           135,798
   Aygaz A.S....................................................................         177,171           893,766
   Bagfas Bandirma Gubre Fabrikalari A.S........................................           7,343           684,502
   Banvit Bandirma Vitaminli Yem Sanayii A.S....................................         158,502           274,191
   Bati Anabolu Cimento A.S.....................................................         123,794           414,638
  *Besiktas Futbol Yatirimlari Sanayi ve Ticaret A.S............................          40,255           147,529
   Bolu Cimento Sanayii A.S.....................................................         239,226           186,573
  *Borusan Mannesmann Boru Sanayi ve Ticaret A.S................................          34,313           431,384
  *Bosch Fren Sistemleri Sanayi ve Ticaret A.S..................................             989            77,311
  *Boyner Buyuk Magazacilik A.S.................................................         189,233           299,848
   Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S..............................           2,234           184,360
   Bursa Cimento Fabrikasi A.S..................................................         173,040           425,335
   Celebi Hava Servisi A.S......................................................          36,194           374,450
   Cimsa Cimento Sanayi ve Ticaret A.S..........................................         219,659         1,056,523
  *Deva Holding A.S.............................................................         166,494           184,185
  *Dogan Gazetecilik A.S........................................................         114,947           107,111
  *Dogan Sirketler Grubu Holding A.S............................................       2,696,178           925,458
  *Dogan Yayin Holding A.S......................................................       2,039,264           686,499
  *Dogus Otomotiv Servis ve Ticaret A.S.........................................         490,086         1,008,368
  *Eczacibasi Yapi Gerecleri Sanayi ve Ticaret A.S..............................         111,562           189,179
   Eczacibasi Yatirim Holding Ortakligi A.S.....................................         127,405           328,564
   EGE Seramik Sanayi ve Ticaret A.S............................................         211,699           194,615
   EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S....         865,147           870,118
  *Fenerbahce Sportif Hizmetler Sanayi ve Ticaret A.S...........................          11,000           246,076
  *Galatasaray Sportif Sinai ve Ticari Yatirimlar A.S...........................           2,569           256,657
   Gentas Genel Metal Sanayi ve Ticaret A.S.....................................         375,926           325,388
  *Global Yatirim Holding A.S...................................................         897,783           559,893
  *Goldas Kuyumculuk Sanayi Ithalat ve Ihracat A.S..............................          49,862            15,677
   Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S..........................          10,992           320,794
   Goodyear Lastikleri T.A.S....................................................          31,518           876,706
  *GSD Holding A.S..............................................................         778,870           262,703


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


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CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
TURKEY -- (Continued)
  *Gubre Fabrikalari Ticaret A.S................................................          68,251   $       434,769
  *Gunes Sigorta A.S............................................................         143,245           157,733
   Hektas Ticaret T.A.S.........................................................          16,327            11,919
  *Hurriyet Gazetecilik ve Matbaacilik A.S......................................         537,567           268,726
  *Ihlas Holding A.S............................................................       2,740,574         1,184,688
  *Ipek Dogal Enerji Kaynaklari Ve Uretim A.S...................................         179,376           252,817
  *Is Finansal Kiralama A.S.....................................................         530,989           340,667
   Is Yatirim Menkul Degerler A.S...............................................         226,121           195,458
  *Isiklar Yatirim Holding A.S..................................................         375,491           172,821
   Ittifak Holding A.S..........................................................          32,850            90,378
  *Izmir Demir Celik Sanayi A.S.................................................         312,383           656,356
  *Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class A..................         837,370           554,561
  *Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class B..................         325,592           275,826
  *Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class D..................       2,113,257           984,887
  *Karsan Otomotiv Sanayii Ve Ticaret A.S.......................................          42,090            27,443
   Kartonsan Karton Sanayi ve Ticaret A.S.......................................           3,981           439,351
  *Kerevitas Gida Sanayii ve Ticaret A.S........................................           6,034           155,771
   Konya Cimento Sanayii A.S....................................................           4,921           837,295
   Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret A.S...........         156,178           329,910
  *Koza Anadolu Metal Madencilik Isletmeleri A.S................................         358,928           769,077
   Mardin Cimento Sanayii ve Ticaret A.S........................................         207,895           737,161
  *Marshall Boya ve Vernik A.S..................................................           9,232           261,679
  *Marti Otel Isletmeleri A.S...................................................              --                --
  *Menderes Tekstil Sanayi ve Ticaret A.S.......................................         809,300           499,086
  *Metro Ticari ve Mali Yatirimlar Holding A.S..................................         913,626           471,746
  *Mondi Tire Kutsan Kagit Ve Ambalaj Sanayii A.S...............................           8,927             5,116
  *Mudurnu Tavukculuk A.S.......................................................           1,740               441
  *Nergis Holding A.S...........................................................           1,784             3,715
  *Net Holding A.S..............................................................         881,589           843,615
   Net Turizm Ticaret ve Sanayi A.S.............................................         695,459           257,843
   Netas Telekomunikasyon A.S...................................................          13,916         1,019,619
   Nuh Cimento Sanayi A.S.......................................................         128,692           805,614
   Otokar Otomotive Ve Savunma Sanayi A.S.......................................          39,067           614,356
  *Park Elektrik Uretim Madencilik Sanayi ve Ticaret A.S........................         261,187           569,147
  *Petkim Petrokimya Holding A.S................................................       1,036,234         1,186,214
   Pinar Entegre Et ve Un Sanayi A.S............................................          71,253           243,387
   Pinar SUT Mamulleri Sanayii A.S..............................................         119,566         1,153,718
  *Raks Elektronik Sanayi ve Ticaret A.S........................................           2,730             1,214
  *Reysas Tasimacilik ve Lojistik Ticaret A.S...................................               1                --
   Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S...........................         134,401           309,057
   Sekerbank T.A.S..............................................................       1,295,658           703,811
   Selcuk Ecza Deposu Ticaret ve Sanayi A.S.....................................         538,457           489,969
   Soda Sanayii A.S.............................................................         207,311           382,386
   Soktas Tekstil Sanayi ve Ticaret A.S.........................................          26,835            93,158
  *TAT Konserve Sanayii A.S.....................................................         191,274           232,933
  *Tekfen Holding A.S...........................................................         386,195         1,323,508
  *Tekstil Bankasi A.S..........................................................         201,546            80,454
   Tofas Turk Otomobil Fabrikasi A.S............................................               1                 4
  *Trabzonspor Sportif Yatirim ve T.A.S.........................................          19,914           147,318
   Trakya Cam Sanayii A.S.......................................................         688,736         1,024,484
   Turcas Petrol A.S............................................................         274,977           378,086
  *Turk Traktor ve Ziraat Makineleri A.S........................................          43,022           873,976
   Turkiye Sinai Kalkinma Bankasi A.S...........................................       1,450,400         1,748,160
   Ulker Biskuvi Sanayi A.S.....................................................         330,168           991,840
  *Uzel Makina Sanayii A.S......................................................         172,635                --
  *Vakif Finansal Kiralama A.S..................................................               2                 2
   Vestel Beyaz Esya Sanayi ve Ticaret A.S......................................         268,361           276,209
  *Vestel Elektronik Sanayi ve Ticaret A.S......................................         383,563           443,560
   Yapi Kredi Sigorta A.S.......................................................         107,087           897,290

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CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
TURKEY -- (Continued)
  *Zorlu Enerji Elektrik Uretim A.S.............................................         375,695   $       316,712
                                                                                                   ---------------
TOTAL TURKEY....................................................................                        51,339,096
                                                                                                   ---------------
TOTAL COMMON STOCKS.............................................................                     2,052,769,985
                                                                                                   ---------------
PREFERRED STOCKS -- (2.3%)
BRAZIL -- (2.3%)
   Alpargatas SA................................................................         486,000         3,908,139
   Banco ABC Brasil SA..........................................................         244,155         1,756,541
   Banco Alfa de Investimento SA................................................           2,600             8,601
   Banco Cruzeiro do Sul SA.....................................................          31,000           242,897
   Banco Daycoval SA............................................................          86,100           479,976
   Banco do Estado do Rio Grande do Sul SA......................................         402,747         4,637,860
   Banco Industrial e Comercial SA..............................................         207,420           925,982
   Banco Mercantil do Brasil SA.................................................           6,500            45,759
  *Banco Panamericano SA........................................................         198,500           771,414
   Banco Pine SA................................................................          72,199           543,393
   Banco Sofisa SA..............................................................          92,600           177,547
   Bardella SA Industrias Mecanicas.............................................             500            23,323
  *Battistella Adm Participacoes SA.............................................          61,600            59,231
  *Bombril SA...................................................................          17,600            83,407
  #Braskem SA Sponsored ADR.....................................................          21,700           391,034
  *Centrais Eletricas de Santa Catarina SA......................................          62,700         1,221,918
   Cia de Gas de Sao Paulo SA Preferred Series A................................          79,500         1,892,857
   Cia de Saneamento do Parana SA...............................................         176,900           546,738
   Cia de Tecidos Norte de Minas - Coteminas SA.................................         161,842           360,328
   Cia Energetica do Ceara SA Preferred Series A................................          83,700         1,625,424
   Cia Ferro Ligas da Bahia-Ferbasa.............................................         168,731           842,110
   Confab Industrial SA.........................................................         680,521         2,227,896
   Contax Participacoes SA......................................................         127,000         1,657,280
   Eletropaulo Metropolitana Eletricidade de Sao Paulo SA.......................         368,000         7,626,648
   Empressa Metropolitanade Aguas e Energia SA..................................          24,000           111,951
   Energisa SA..................................................................         133,426           161,895
   Eucatex SA Industria e Comercio SA...........................................          55,527           222,146
   Forjas Taurus SA.............................................................         176,132           175,406
   Fras-Le SA...................................................................          30,300            53,587
   Gol Linhas Aereas Inteligentes SA............................................          10,000            68,796
  *Industria de Bebidas Antarctica Polar SA.....................................          23,000            34,555
   Inepar SA Industria e Construcoes............................................         176,668           235,598
  *Klabin SA....................................................................       1,412,700         6,549,262
   Mangels Industrial SA........................................................          14,600            47,213
   Marcopolo SA.................................................................         837,400         3,795,907
   Parana Banco SA..............................................................          37,400           241,884
   Randon Participacoes SA......................................................         434,200         2,313,646
   Saraiva SA Livreiros Editores................................................          61,300           741,691
   Schulz SA....................................................................           9,000            43,630
  *Sharp SA Equipamentos Eletronicos............................................      30,200,000               346
   Suzano Papel e Celullose SA..................................................         492,593         2,086,303
   TAM SA.......................................................................         135,800         2,905,337
  *Unipar Participacoes SA Preferred Series B...................................       1,407,579           249,742
   Whirlpool SA.................................................................         297,616           568,932
                                                                                                   ---------------
TOTAL BRAZIL....................................................................                        52,664,130
                                                                                                   ---------------
CHILE -- (0.0%)
   Embotelladora Andina SA Preferred Series B...................................          25,321           117,437
                                                                                                   ---------------
INDIA -- (0.0%)
  *JSW ISPAT Steel, Ltd.........................................................         512,939            41,995
                                                                                                   ---------------
MALAYSIA -- (0.0%)
  *Malayan United Industries Berhad Series A2...................................         176,957            13,089

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
MALAYSIA -- (Continued)
  *TA Global Berhad.............................................................       2,589,584   $       225,291
                                                                                                   ---------------
TOTAL MALAYSIA..................................................................                           238,380
                                                                                                   ---------------
PHILIPPINES -- (0.0%)
  *Swift Foods, Inc.............................................................         190,895             4,896
                                                                                                   ---------------
TOTAL PREFERRED STOCKS..........................................................                        53,066,838
                                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
  *Banco Panamericano SA Rights 05/09/12........................................         186,054            81,995
                                                                                                   ---------------
CHINA -- (0.0%)
  #*Xiwang Sugar Holdings Co., Ltd. Warrants 02/22/12...........................         300,529                --
                                                                                                   ---------------
SOUTH KOREA -- (0.0%)
  *Green Non-Life Insurance Co., Ltd. Rights 03/14/12...........................           1,602                14
                                                                                                   ---------------
THAILAND -- (0.0%)
  *Property Perfect PCL (Foreign) Rights........................................         290,967                --
  *Tipco Asphalt PCL (Foreign) Warrants 04/17/14................................          30,619             8,911
                                                                                                   ---------------
TOTAL THAILAND..................................................................                             8,911
                                                                                                   ---------------
TURKEY -- (0.0%)
  *Ipek Dogal Enerji Kaynaklari Ve Uretim A.S. Rights 02/15/12..................         179,376           136,285
                                                                                                   ---------------
TOTAL RIGHTS/WARRANTS...........................................................                           227,205
                                                                                                   ---------------

                                                                                      SHARES/
                                                                                        FACE
                                                                                       AMOUNT           VALUE+
                                                                                   -------------   ---------------
                                                                                       (000)
SECURITIES LENDING COLLATERAL -- (7.4%)
(S)@DFA Short Term Investment Fund..............................................     162,000,000       162,000,000
    @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.24%, 02/01/12
      (Collateralized by FNMA rates ranging from 3.000% to 4.000%, maturities ranging from 11/01/26 to 01/01/42, valued at $5,195,437) to be repurchased
      at $5,093,600.............................................................   $       5,094         5,093,566
                                                                                                   ---------------
TOTAL SECURITIES LENDING COLLATERAL.............................................                      167,093,566
                                                                                                   ---------------
TOTAL INVESTMENTS -- (100.0%)
    (Cost $1,917,279,803)^^.....................................................                   $ 2,273,157,594
                                                                                                   ===============


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


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CONTINUED

Summary of inputs used to value the Series' investments as of January 31, 2012 is as follows (See Security Valuation Note):

                                                               VALUATION INPUTS
                                           --------------------------------------------------------
                                                    INVESTMENT IN SECURITIES (MARKET VALUE)
                                           --------------------------------------------------------
                                              LEVEL 1         LEVEL 2      LEVEL 3        TOTAL
                                           ------------   --------------   -------   --------------
Common Stocks
   Argentina............................             --               --      --                 --
   Brazil...............................   $198,950,804               --      --     $  198,950,804
   Chile................................     31,551,800               --      --         31,551,800
   China................................        128,989   $  293,438,096      --        293,567,085
   Hungary..............................             --        1,912,640      --          1,912,640
   India................................      1,483,489      177,890,939      --        179,374,428
   Indonesia............................      1,305,720      103,301,682      --        104,607,402
   Israel...............................         92,371          429,753      --            522,124
   Malaysia.............................        555,766      130,279,394      --        130,835,160
   Mexico...............................     77,486,103          292,900      --         77,779,003
   Philippines..........................         29,531       46,177,400      --         46,206,931
   Poland...............................         36,877       44,732,294      --         44,769,171
   South Africa.........................         73,375      193,370,976      --        193,444,351
   South Korea..........................        290,841      316,389,453      --        316,680,294
   Taiwan...............................        397,668      300,735,743      --        301,133,411
   Thailand.............................     79,996,713           99,572      --         80,096,285
   Turkey...............................             --       51,339,096      --         51,339,096
Preferred Stocks
   Brazil...............................     52,629,229           34,901      --         52,664,130
   Chile................................        117,437               --      --            117,437
   India................................             --           41,995      --             41,995
   Malaysia.............................         13,089          225,291      --            238,380
   Philippines..........................          4,896               --      --              4,896
Rights/Warrants
   Brazil...............................         81,995               --      --             81,995
   China................................             --               --      --                 --
   South Korea..........................             --               14      --                 14
   Thailand.............................          8,911               --      --              8,911
   Turkey...............................             --          136,285      --            136,285
Securities Lending Collateral...........             --      167,093,566      --        167,093,566
Futures Contracts**.....................        176,560               --      --            176,560
                                           ------------   --------------     ---     --------------
TOTAL...................................   $445,412,164   $1,827,921,990      --     $2,273,334,154
                                           ============   ==============     ===     ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

               See accompanying Notes to Schedules of Investments.


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


                  THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
                             SCHEDULE OF INVESTMENTS
                                JANUARY 31, 2012
                                   (UNAUDITED)

                                                                                       SHARES          VALUE+
                                                                                   -------------   ---------------
COMMON STOCKS -- (95.2%)
Consumer Discretionary -- (16.9%)
  *1-800-FLOWERS.COM, Inc. Class A..............................................          23,896   $        68,819
   A.H. Belo Corp. Class A......................................................           2,331            13,846
  #Aaron's, Inc.................................................................             128             3,406
   Acme United Corp.............................................................           1,030            10,300
  #American Greetings Corp. Class A.............................................          62,335           895,754
  *America's Car-Mart, Inc......................................................           2,670           101,300
  *Arctic Cat, Inc..............................................................          21,666           646,513
  *Ascent Capital Group, Inc. Class A...........................................           8,564           405,848
 #*AutoNation, Inc..............................................................           6,168           220,568
  *Ballantyne Strong, Inc.......................................................           9,986            42,341
 #*Barnes & Noble, Inc..........................................................          39,682           478,962
   Bassett Furniture Industries, Inc............................................           2,700            21,681
  *Beasley Broadcast Group, Inc. Class A........................................           9,471            32,675
 #*Beazer Homes USA, Inc........................................................          50,253           153,272
   bebe stores, Inc.............................................................          27,865           244,097
   Belo Corp. Class A...........................................................          58,727           436,342
  *Benihana, Inc................................................................          25,245           275,928
   Best Buy Co., Inc............................................................          92,133         2,206,585
   Big 5 Sporting Goods Corp....................................................           6,642            52,737
  *Biglari Holdings, Inc........................................................           1,846           730,905
  *Bluegreen Corp...............................................................          13,073            33,990
   Blyth, Inc...................................................................           5,078           319,660
  #Bob Evans Farms, Inc.........................................................          52,387         1,850,833
  #Books-A-Million, Inc.........................................................          17,187            41,764
 #*Boyd Gaming Corp.............................................................          27,300           239,421
  *Brookfield Residential Properties, Inc.......................................             382             3,362
  #Brown Shoe Co., Inc..........................................................          74,697           705,887
  *Build-A-Bear-Workshop, Inc...................................................          30,090           245,835
 #*Cabela's, Inc................................................................          53,051         1,383,570
  *Cache, Inc...................................................................          19,682           128,130
   Callaway Golf Co.............................................................         129,713           869,077
  *Cambium Learning Group, Inc..................................................          37,733           121,500
  *Canterbury Park Holding Corp.................................................           2,755            33,363
   Carnival Corp................................................................         489,649        14,787,400
   Carriage Services, Inc.......................................................          20,916           119,849
  *Cavco Industries, Inc........................................................           5,860           266,747
  #CBS Corp. Class A............................................................          28,712           839,826
   CBS Corp. Class B............................................................         321,666         9,161,048
 #*Charming Shoppes, Inc........................................................         141,094           699,826
   Christopher & Banks Corp.....................................................          62,531           129,439
   Churchill Downs, Inc.........................................................           8,167           456,944
   Cinemark Holdings, Inc.......................................................           1,126            22,205
  *Clear Channel Outdoor Holdings, Inc. Class A.................................          17,838           215,840
  *Coast Distribution System, Inc. (The)........................................             547             1,305
 #*Collective Brands, Inc.......................................................          65,918         1,098,194
   Comcast Corp. Class A........................................................       3,570,978        94,952,305
   Comcast Corp. Special Class A................................................       1,432,185        36,506,396
 #*Conn's, Inc..................................................................          25,450           295,220
   Core-Mark Holding Co., Inc...................................................          24,059           977,036
  *Corinthian Colleges, Inc.....................................................          23,500            70,735
   CSS Industries, Inc..........................................................          12,410           265,822
  *Culp, Inc....................................................................          10,236            93,250
  *Cybex International, Inc.....................................................          29,063            18,019
   D.R. Horton, Inc.............................................................         208,125         2,897,100
  *dELiA*s, Inc.................................................................          22,143            23,693
  *Delta Apparel, Inc...........................................................           7,832           119,830
  #Destination Maternity Corp...................................................           4,384            73,169
  #Dillard's, Inc. Class A......................................................         120,300         5,323,275


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


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CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Consumer Discretionary -- (Continued)
  *DineEquity, Inc..............................................................           5,269   $       250,383
  *Discovery Communications, Inc. Class B.......................................           3,937           182,677
  *Discovery Communications, Inc. Class C.......................................           5,089           197,708
  *Dixie Group, Inc. (The)......................................................          11,800            42,244
  *Dolan Co.....................................................................          20,106           189,600
  *Dorman Products, Inc.........................................................          10,356           449,554
   Dover Downs Gaming & Entertainment, Inc......................................           5,935            14,541
  *Dover Motorsports, Inc.......................................................          15,098            18,269
 #*DreamWorks Animation SKG, Inc. Class A.......................................          51,184           908,516
 #*Duckwall-ALCO Stores, Inc....................................................             700             5,824
  *E.W. Scripps Co. Class A (The)...............................................          41,061           347,787
  *Education Management Corp....................................................           9,138           233,293
   Educational Development Corp.................................................           1,679             8,269
   Escalade, Inc................................................................             377             1,783
 #*Exide Technologies...........................................................          12,623            41,656
  *Federal-Mogul Corp...........................................................          40,785           676,623
   Finish Line, Inc. Class A (The)..............................................          16,885           357,118
  *Fisher Communications, Inc...................................................           9,245           278,182
  #Flanigan's Enterprises, Inc..................................................             865             6,129
   Flexsteel Industries, Inc....................................................           2,068            29,345
   Foot Locker, Inc.............................................................         140,973         3,699,132
  #Fred's, Inc. Class A.........................................................          45,730           674,518
   Frisch's Restaurants, Inc....................................................             600            12,600
 #*Fuel Systems Solutions, Inc..................................................           2,736            57,100
  *Full House Resorts, Inc......................................................           2,574             7,156
  *Furniture Brands International, Inc..........................................          33,974            57,416
  *Gaiam, Inc. Class A..........................................................           5,988            21,437
 #*GameStop Corp. Class A.......................................................         104,752         2,447,007
   Gaming Partners International Corp...........................................             800             5,172
   Gannett Co., Inc.............................................................         118,629         1,680,973
 #*Gaylord Entertainment Co.....................................................          45,753         1,283,372
  *General Motors Co............................................................         674,707        16,206,462
  *Genesco, Inc.................................................................          24,445         1,492,856
  *Gray Television, Inc.........................................................           5,550            11,378
  *Great Wolf Resorts, Inc......................................................          42,789           136,925
  #Group 1 Automotive, Inc......................................................          57,936         3,090,306
 #*Hallwood Group, Inc. (The)...................................................             296             4,706
   Harte-Hanks, Inc.............................................................          10,005            96,548
  *Hastings Entertainment, Inc..................................................             400               648
   Haverty Furniture Cos., Inc..................................................          34,353           428,725
  *Helen of Troy, Ltd...........................................................          64,389         2,071,394
 #*hhgregg, Inc.................................................................          36,388           370,430
  *Hollywood Media Corp.........................................................          19,037            23,606
   Hooker Furniture Corp........................................................          14,376           173,231
   Hot Topic, Inc...............................................................          32,189           235,623
 #*Hyatt Hotels Corp. Class A...................................................          12,101           515,745
  *Iconix Brand Group, Inc......................................................          95,618         1,760,327
  #International Speedway Corp. Class A.........................................          24,844           640,727
  *Isle of Capri Casinos, Inc...................................................          15,000            76,200
  *J. Alexander's Corp..........................................................           9,196            60,694
  #J.C. Penney Co., Inc.........................................................         208,599         8,667,288
   JAKKS Pacific, Inc...........................................................          15,841           242,050
   Jarden Corp..................................................................         108,050         3,640,204
  *Johnson Outdoors, Inc. Class A...............................................          18,189           309,395
   Jones Group, Inc. (The)......................................................         106,821           975,276
  *Journal Communications, Inc. Class A.........................................          15,443            79,377
  *Kenneth Cole Productions, Inc. Class A.......................................          18,981           233,276
  *Kid Brands, Inc..............................................................          10,476            35,933
   KSW, Inc.....................................................................             446             1,472
 #*K-Swiss, Inc. Class A........................................................             639             2,160
   Lacrosse Footwear, Inc.......................................................             461             5,799

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CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Consumer Discretionary -- (Continued)
  *Lakeland Industries, Inc.....................................................          11,757   $       110,751
  *Lakes Entertainment, Inc.....................................................          25,795            52,622
  *La-Z-Boy, Inc................................................................          42,332           557,936
  *Leapfrog Enterprises, Inc....................................................           2,499            14,469
 #*Lee Enterprises, Inc.........................................................          38,128            50,710
  #Lennar Corp. Class A.........................................................         224,100         4,815,909
   Lennar Corp. Class B Voting..................................................           7,868           135,408
  *Liberty Interactive Corp. Class A............................................         882,463        15,107,767
  *Liberty Interactive Corp. Class B............................................          35,706           612,179
  *Liberty Media Corp. - Liberty Capital Class A................................          96,382         7,942,864
  *Liberty Media Corp. - Liberty Capital Class B................................           7,622           637,161
  #Lifetime Brands, Inc.........................................................          17,058           202,137
   Lincoln Educational Services Corp............................................           5,300            46,269
   Lithia Motors, Inc. Class A..................................................          39,056           867,434
 #*Live Nation Entertainment, Inc...............................................         147,097         1,512,157
   Lowe's Cos., Inc.............................................................         426,902        11,453,781
 #*Luby's, Inc..................................................................          44,483           232,201
  *M/I Homes, Inc...............................................................          37,930           430,506
   Mac-Gray Corp................................................................          13,366           186,322
   Macy's, Inc..................................................................         155,548         5,240,412
  *Madison Square Garden Co. (The)..............................................          29,558           848,019
  *Mannatech, Inc...............................................................           1,056             4,540
   Marcus Corp..................................................................          28,765           348,344
 #*MarineMax, Inc...............................................................          25,977           213,531
  #Martha Stewart Living Omnimedia, Inc. Class A................................          11,763            51,757
  *McClatchy Co. (The)..........................................................          44,633           104,888
   MDC Holdings, Inc............................................................          18,400           364,688
 #*Media General, Inc. Class A..................................................          25,196           101,288
  #Men's Wearhouse, Inc. (The)..................................................          52,860         1,823,141
   Meredith Corp................................................................          32,676         1,028,967
 #*Meritage Homes Corp..........................................................          28,156           681,375
 #*MGM Resorts International....................................................         251,100         3,276,855
   MGP Ingredients, Inc.........................................................           5,188            30,920
  *Modine Manufacturing Co......................................................             100             1,094
  *Mohawk Industries, Inc.......................................................          98,740         6,038,938
  *Monarch Casino & Resort, Inc.................................................           3,439            36,625
  *Morton's Restaurant Group, Inc...............................................           3,771            26,020
 #*Motorcar Parts of America, Inc...............................................          14,074            90,355
   Movado Group, Inc............................................................          36,900           679,329
  *MTR Gaming Group, Inc........................................................          24,536            58,641
  *Multimedia Games Holding Co., Inc............................................          26,639           201,124
  *Nautilus, Inc................................................................           1,532             3,707
  *Navarre Corp.................................................................             340               493
  *Nevada Gold & Casinos, Inc...................................................             900             1,332
  *New Frontier Media, Inc......................................................          20,483            22,326
 #*New York & Co., Inc..........................................................           7,626            21,277
  #News Corp. Class A...........................................................       1,772,165        33,369,867
   News Corp. Class B...........................................................         679,515        13,230,157
 #*O'Charley's, Inc.............................................................          26,709           173,341
  *Orchard Supply Hardware Stores Corp. Class A.................................           5,895           106,287
  *Orient-Express Hotels, Ltd. Class A..........................................          81,098           686,089
   Outdoor Channel Holdings, Inc................................................          37,022           261,005
  *Pacific Sunwear of California, Inc...........................................          48,428            87,170
 #*Penn National Gaming, Inc....................................................          40,491         1,657,702
   Penske Automotive Group, Inc.................................................          58,594         1,311,334
   Pep Boys - Manny, Moe & Jack (The)...........................................          81,600         1,224,000
 #*Perry Ellis International, Inc...............................................          23,892           371,282
  *Pinnacle Entertainment, Inc..................................................          71,930           697,721
 #*PulteGroup, Inc..............................................................         143,221         1,066,996
   PVH Corp.....................................................................          40,464         3,123,416
  *Quiksilver, Inc..............................................................          78,690           350,957


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CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Consumer Discretionary -- (Continued)
 #*Radio One, Inc. Class D......................................................          14,255   $        14,540
  #RadioShack Corp..............................................................          90,200           647,636
  *Red Lion Hotels Corp.........................................................          18,401           134,695
 #*Red Robin Gourmet Burgers, Inc...............................................          41,775         1,282,910
   Regis Corp...................................................................          65,192         1,117,391
   Rent-A-Center, Inc...........................................................          78,435         2,652,672
  *Rick's Cabaret International, Inc............................................          13,275           137,264
  *Rocky Brands, Inc............................................................          10,329           114,652
   Royal Caribbean Cruises, Ltd.................................................         322,500         8,765,550
 #*Ruby Tuesday, Inc............................................................          68,262           512,648
  *Saga Communications, Inc. Class A............................................           6,520           268,950
 #*Saks, Inc....................................................................         105,202         1,049,916
  *Salem Communications Corp. Class A...........................................           5,831            15,977
   Scholastic Corp..............................................................          38,300         1,130,233
  *Scientific Games Corp. Class A...............................................          41,635           465,896
 #*Sears Holdings Corp..........................................................         130,528         5,501,755
   Service Corp. International..................................................         277,569         3,081,016
 #*Shiloh Industries, Inc.......................................................          24,793           203,798
  *Shoe Carnival, Inc...........................................................          22,300           563,967
 #*Skechers U.S.A., Inc. Class A................................................          49,610           603,258
  #Sonic Automotive, Inc. Class A...............................................           2,179            33,971
   Spartan Motors, Inc..........................................................          27,068           164,303
  #Speedway Motorsports, Inc....................................................          52,382           839,683
  *Sport Chalet, Inc. Class A...................................................             875             1,461
  *Sport Chalet, Inc. Class B...................................................             299               640
   Stage Stores, Inc............................................................          60,550           931,259
   Standard Motor Products, Inc.................................................          26,552           549,361
  *Stanley Furniture Co., Inc...................................................          16,348            57,381
   Staples, Inc.................................................................         435,546         6,372,038
  *Stein Mart, Inc..............................................................          24,855           180,199
  *Steinway Musical Instruments, Inc............................................          14,858           370,707
   Stewart Enterprises, Inc. Class A............................................          85,569           526,249
   Strattec Security Corp.......................................................           5,556           116,954
   Superior Industries International, Inc.......................................          44,353           805,894
  *Syms Corp....................................................................             617             6,232
  *Systemax, Inc................................................................          12,928           227,662
  *Tandy Brands Accessories, Inc................................................           8,078             8,401
  *Tandy Leather Factory, Inc...................................................             500             2,460
   Time Warner Cable, Inc.......................................................         693,942        51,157,404
   Time Warner, Inc.............................................................       1,534,860        56,881,912
 #*Toll Brothers, Inc...........................................................         203,299         4,433,951
  *Trans World Entertainment Corp...............................................           5,781            14,279
 #*Tuesday Morning Corp.........................................................          60,500           205,700
  *Unifi, Inc...................................................................          53,282           518,434
  #Vail Resorts, Inc............................................................          17,700           771,897
  *VOXX International Corp......................................................          37,868           481,681
   Walt Disney Co. (The)........................................................          26,220         1,019,958
   Washington Post Co. Class B..................................................           5,780         2,188,944
  #Wendy's Co. (The)............................................................         254,304         1,192,686
  *West Marine, Inc.............................................................          27,355           331,543
  *Wet Seal, Inc. Class A (The).................................................          21,936            76,776
  #Whirlpool Corp...............................................................          30,049         1,632,262
  #Wyndham Worldwide Corp.......................................................         262,116        10,421,732
                                                                                                   ---------------
Total Consumer Discretionary....................................................                       532,981,520
                                                                                                   ---------------
Consumer Staples -- (7.7%)
   Alico, Inc...................................................................             960            22,214
  *Alliance One International, Inc..............................................          42,458           123,553
   Andersons, Inc. (The)........................................................          20,602           835,411
   Archer-Daniels-Midland Co....................................................         813,476        23,289,818
  #B&G Foods, Inc...............................................................          11,806           267,524


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CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Consumer Staples -- (Continued)
   Bunge, Ltd...................................................................         121,368   $     6,950,745
   CCA Industries, Inc..........................................................           8,323            41,532
  *Central Garden & Pet Co......................................................          37,083           324,105
  *Central Garden & Pet Co. Class A.............................................          60,653           573,777
  *Chiquita Brands International, Inc...........................................          70,190           616,970
  *Constellation Brands, Inc. Class A...........................................         249,042         5,204,978
  *Constellation Brands, Inc. Class B...........................................          12,715           265,807
   Corn Products International, Inc.............................................          62,117         3,446,872
  *Craft Brew Alliance, Inc.....................................................          10,269            64,284
   CVS Caremark Corp............................................................       1,510,745        63,073,604
  *Dean Foods Co................................................................           9,118            98,110
 #*Dole Food Co., Inc...........................................................          18,439           177,014
  *Elizabeth Arden, Inc.........................................................          21,291           765,837
 #*Farmer Brothers Co...........................................................          10,645           106,237
   Fortune Brands, Inc..........................................................         149,626         7,826,936
   Fresh Del Monte Produce, Inc.................................................          39,780           973,814
  #Griffin Land & Nurseries, Inc................................................           1,500            40,035
  *Hain Celestial Group, Inc. (The).............................................          43,646         1,684,299
  #Imperial Sugar Co............................................................          11,854            40,422
   Ingles Markets, Inc. Class A.................................................          14,491           252,578
   J.M. Smucker Co..............................................................         108,204         8,524,311
  *John B. Sanfilippo & Son, Inc................................................           9,100            89,817
   Kraft Foods, Inc. Class A....................................................       2,081,099        79,706,092
   Molson Coors Brewing Co. Class A.............................................           1,908            83,170
  #Molson Coors Brewing Co. Class B.............................................         190,750         8,181,268
   Nash-Finch Co................................................................           3,503           102,323
  *Nutraceutical International Corp.............................................          17,801           228,743
   Oil-Dri Corp. of America.....................................................             247             5,185
  *Omega Protein Corp...........................................................          27,752           238,945
  *Pantry, Inc..................................................................          26,158           314,942
 #*Parlux Fragrances, Inc.......................................................           2,705            14,201
  *Physicians Formula Holdings, Inc.............................................          15,201            45,907
  *Prestige Brands Holdings, Inc................................................         112,017         1,438,298
  *Ralcorp Holdings, Inc........................................................          59,647         5,216,130
  #Safeway, Inc.................................................................         132,982         2,922,944
   Sanderson Farms, Inc.........................................................          16,100           820,134
 #*Seneca Foods Corp. Class A...................................................           6,301           182,288
  *Seneca Foods Corp. Class B...................................................             300             8,487
  *Smart Balance, Inc...........................................................          76,099           403,325
  *Smithfield Foods, Inc........................................................         185,173         4,134,913
  #Snyders-Lance, Inc...........................................................          13,134           301,951
   Spartan Stores, Inc..........................................................          30,280           567,447
 #*Spectrum Brands Holdings, Inc................................................          46,130         1,335,464
  #SUPERVALU, Inc...............................................................         191,716         1,324,758
  *Susser Holdings Corp.........................................................          15,012           358,036
  *TreeHouse Foods, Inc.........................................................          16,925           956,940
   Tyson Foods, Inc. Class A....................................................         405,030         7,549,759
  #Universal Corp...............................................................          22,890         1,027,303
   Weis Markets, Inc............................................................          11,602           490,417
  *Winn-Dixie Stores, Inc.......................................................          92,300           872,235
                                                                                                   ---------------
Total Consumer Staples..........................................................                       244,512,209
                                                                                                   ---------------
Energy -- (14.6%)
   Adams Resources & Energy, Inc................................................           6,758           257,683
   Alon USA Energy, Inc.........................................................          33,484           323,455
   Anadarko Petroleum Corp......................................................         845,068        68,213,889
   Apache Corp..................................................................         292,215        28,894,219
 #*Approach Resources, Inc......................................................           7,782           273,382
   Baker Hughes, Inc............................................................           3,891           191,165
  *Barnwell Industries, Inc.....................................................           8,038            22,908
  *Basic Energy Services, Inc...................................................          14,300           257,543


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CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Energy -- (Continued)
  #Berry Petroleum Co. Class A..................................................          35,963   $     1,618,695
  *Bill Barrett Corp............................................................          51,500         1,422,430
   Bolt Technology Corp.........................................................           4,363            52,312
 #*BPZ Resources, Inc...........................................................           6,960            22,690
  #Bristow Group, Inc...........................................................          42,400         2,080,144
   Cabot Oil & Gas Corp.........................................................          50,410         1,608,079
  *Cal Dive International, Inc..................................................          60,773           182,927
   Chesapeake Energy Corp.......................................................         624,655        13,198,960
   Chevron Corp.................................................................          99,970        10,304,908
   Cimarex Energy Co............................................................           2,400           140,112
 #*Comstock Resources, Inc......................................................          32,421           390,349
   ConocoPhillips...............................................................       1,766,829       120,515,406
  *Crimson Exploration, Inc.....................................................          30,292            89,361
  *Crosstex Energy, Inc.........................................................          46,661           586,062
  *CVR Energy, Inc..............................................................          44,674         1,114,170
  *Dawson Geophysical Co........................................................          19,178           682,545
   Delek US Holdings, Inc.......................................................          63,356           797,652
  *Denbury Resources, Inc.......................................................         260,807         4,918,820
   DHT Holdings, Inc............................................................          26,787            28,394
  *Double Eagle Petroleum Co....................................................           6,032            39,992
 #*Endeavour International Corp.................................................          16,456           174,104
  *Energy Partners, Ltd.........................................................          27,792           444,116
  *ENGlobal Corp................................................................           2,318             4,868
 #*Exterran Holdings, Inc.......................................................          79,513           737,881
  *Forest Oil Corp..............................................................          93,816         1,219,608
  *GeoResources, Inc............................................................           4,000           122,440
 #*Green Plains Renewable Energy, Inc...........................................          28,575           324,326
   Gulf Island Fabrication, Inc.................................................          16,384           497,254
  *Gulfmark Offshore, Inc. Class A..............................................          35,505         1,623,289
 #*Harvest Natural Resources, Inc...............................................          45,263           311,409
  *Helix Energy Solutions Group, Inc............................................         103,010         1,694,514
   Helmerich & Payne, Inc.......................................................          95,808         5,912,312
  *Hercules Offshore, Inc.......................................................         118,866           533,708
   Hess Corp....................................................................         378,130        21,288,719
  *HKN, Inc.....................................................................          24,730            62,072
 #*Hornbeck Offshore Services, Inc..............................................          29,719           971,514
  *Key Energy Services, Inc.....................................................          16,700           241,816
   Marathon Oil Corp............................................................         903,937        28,374,582
   Marathon Petroleum Corp......................................................         451,968        17,274,217
  *Matrix Service Co............................................................          11,995           139,622
  *Mitcham Industries, Inc......................................................           7,044           154,686
   Murphy Oil Corp..............................................................         189,426        11,289,790
  *Nabors Industries, Ltd.......................................................         276,982         5,157,405
   National Oilwell Varco, Inc..................................................         169,032        12,504,987
  *Natural Gas Services Group, Inc..............................................          17,952           247,558
  *Newpark Resources, Inc.......................................................          98,692           803,353
  *Noble Corp...................................................................          76,711         2,672,611
   Noble Energy, Inc............................................................          37,400         3,765,058
 #*Oil States International, Inc................................................          14,458         1,152,158
  #Overseas Shipholding Group, Inc..............................................          24,418           310,353
  *Parker Drilling Co...........................................................         146,477           952,100
   Patterson-UTI Energy, Inc....................................................         152,325         2,874,373
 #*Petroleum Development Corp...................................................          28,153           876,403
  *PHI, Inc. Non-Voting.........................................................          21,843           575,781
  *PHI, Inc. Voting.............................................................           1,099            26,387
 #*Pioneer Drilling Co..........................................................          67,927           605,909
   Pioneer Natural Resources Co.................................................          88,400         8,778,120
  *Plains Exploration & Production Co...........................................         162,430         6,126,860
   QEP Resources, Inc...........................................................          33,043           946,352
  *REX American Resources Corp..................................................           4,050           104,085
  *Rosetta Resources, Inc.......................................................          21,212         1,017,964


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CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Energy -- (Continued)
  *Rowan Cos., Inc..............................................................         121,858   $     4,144,391
 #*SEACOR Holdings, Inc.........................................................          36,653         3,354,849
  *SemGroup Corp. Class A.......................................................           4,727           125,124
  #Ship Finance International, Ltd..............................................          12,481           140,162
   Sunoco, Inc..................................................................         117,275         4,498,669
 #*Superior Energy Services, Inc................................................          32,408           923,952
  *Swift Energy Co..............................................................          61,413         2,035,841
   Teekay Corp..................................................................          37,720         1,034,282
  *Tesco Corp...................................................................           1,751            24,304
  *Tesoro Corp..................................................................         168,807         4,225,239
  *Tetra Technologies, Inc......................................................          29,934           279,584
  *TGC Industries, Inc..........................................................           1,445            11,791
  #Tidewater, Inc...............................................................          53,204         2,865,035
   Transocean, Ltd..............................................................         274,265        12,972,735
 #*Triangle Petroleum Corp......................................................           1,550            10,602
  *Union Drilling, Inc..........................................................          22,000           141,460
  *Unit Corp....................................................................          57,000         2,579,250
 #*USEC, Inc....................................................................         168,662           322,144
   Valero Energy Corp...........................................................         658,099        15,787,795
  *Warren Resources, Inc........................................................           1,403             4,995
  *Weatherford International, Ltd...............................................         282,083         4,722,069
 #*Western Refining, Inc........................................................          68,485         1,132,057
  *Whiting Petroleum Corp.......................................................          16,007           801,791
  *Willbros Group, Inc..........................................................          21,126            89,997
                                                                                                   ---------------
Total Energy....................................................................                       463,351,034
                                                                                                   ---------------
Financials -- (15.1%)
   1st Source Corp..............................................................          43,218         1,082,179
  *1st United Bancorp, Inc......................................................           2,162            12,453
  *21st Century Holding Co......................................................          13,665            43,728
   ACE, Ltd.....................................................................          86,825         6,043,020
  *Affirmative Insurance Holdings, Inc..........................................          14,714            16,774
  *Allegheny Corp...............................................................           4,865         1,407,688
   Alliance Bancorp, Inc. of Pennsylvania.......................................             180             2,016
   Allied World Assurance Co. Holdings AG.......................................           8,435           519,006
   Allstate Corp. (The).........................................................         171,983         4,961,710
   Alterra Capital Holdings, Ltd................................................          45,330         1,095,626
  *American Capital, Ltd........................................................         422,803         3,475,441
   American Equity Investment Life Holding Co...................................          88,700         1,022,711
   American Financial Group, Inc................................................         199,200         7,304,664
  *American Independence Corp...................................................             866             3,897
   American National Insurance Co...............................................          38,323         2,791,831
  *American River Bankshares....................................................             634             3,741
  *American Safety Insurance Holdings, Ltd......................................          16,702           363,269
 #*Ameris Bancorp...............................................................          14,245           152,706
  *AmeriServe Financial, Inc....................................................          33,075            75,411
  *Arch Capital Group, Ltd......................................................          41,558         1,498,166
   Argo Group International Holdings, Ltd.......................................          38,796         1,117,713
   Aspen Insurance Holdings, Ltd................................................         102,623         2,725,667
 #*Asset Acceptance Capital Corp................................................           5,900            27,376
   Associated Banc-Corp.........................................................         121,017         1,507,872
   Assurant, Inc................................................................          65,820         2,606,472
   Assured Guaranty, Ltd........................................................         122,989         1,907,559
   Asta Funding, Inc............................................................           8,975            67,133
  *Atlantic Coast Financial Corp................................................             579             1,395
  *Avatar Holdings, Inc.........................................................          16,343           159,671
  #Baldwin & Lyons, Inc. Class A................................................             300             7,020
   Baldwin & Lyons, Inc. Class B................................................           7,256           159,197
  *Bancorp, Inc.................................................................           1,015             8,140
 #*BancTrust Financial Group, Inc...............................................          33,553            42,948
   Bank Mutual Corp.............................................................          56,876           228,073


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CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Financials -- (Continued)
   Bank of America Corp.........................................................       5,238,734   $    37,352,173
   BankFinancial Corp...........................................................          39,867           220,863
   Banner Corp..................................................................           9,243           181,533
   BCB Bancorp, Inc.............................................................           1,359            13,998
   Berkshire Hills Bancorp, Inc.................................................          33,087           748,428
 #*BofI Holding, Inc............................................................           8,423           140,748
   Boston Private Financial Holdings, Inc.......................................          28,409           234,090
  #Capital City Bank Group, Inc.................................................          16,844           147,385
   Capital One Financial Corp...................................................         571,140        26,129,655
   Capital Southwest Corp.......................................................           7,189           637,952
  *CapitalSource, Inc...........................................................          46,829           323,588
   Cathay General Bancorp.......................................................          27,112           426,743
   Centerstate Banks, Inc.......................................................           2,085            14,699
   Century Bancorp, Inc. Class A................................................             595            16,886
   CFS Bancorp, Inc.............................................................          14,148            63,383
   Chemical Financial Corp......................................................             446            10,093
 #*Chicopee Bancorp, Inc........................................................           1,000            14,375
  *CIT Group, Inc...............................................................          39,411         1,503,136
   Citigroup, Inc...............................................................       1,957,922        60,147,364
  *Citizens Community Bancorp, Inc..............................................          10,355            59,541
   Citizens South Banking Corp..................................................           1,934             7,543
   CME Group, Inc...............................................................          82,877        19,849,870
   CNA Financial Corp...........................................................         294,392         8,104,612
  *CNO Financial Group, Inc.....................................................         301,264         2,024,494
   CoBiz Financial, Inc.........................................................           1,468             8,779
   Codorus Valley Bancorp, Inc..................................................             115             1,167
  *Community West Bancshares....................................................             400               720
 #*CompuCredit Holdings Corp....................................................          30,212           122,208
  *Cowen Group, Inc. Class A....................................................          36,073            97,397
   Delphi Financial Group, Inc. Class A.........................................           3,852           171,453
   Donegal Group, Inc. Class A..................................................          28,315           432,087
   Donegal Group, Inc. Class B..................................................             300             4,984
  *Doral Financial Corp.........................................................           1,166             1,516
  *E*Trade Financial Corp.......................................................          89,699           734,635
   Eastern Insurance Holdings, Inc..............................................          23,326           330,529
  *Eastern Virginia Bankshares, Inc.............................................             260               679
   Edelman Financial Group, Inc.................................................          46,683           333,317
   EMC Insurance Group, Inc.....................................................          19,181           432,915
  *Encore Bancshares, Inc.......................................................           6,708            89,954
   Endurance Specialty Holdings, Ltd............................................          76,288         2,853,171
   Enterprise Financial Services Corp...........................................           5,671            70,264
  #ESB Financial Corp...........................................................             360             5,036
   ESSA Bancorp, Inc............................................................           8,817            88,787
  #Evans Bancorp, Inc...........................................................           1,681            21,517
   Everest Re Group, Ltd........................................................          34,913         2,981,570
  *Farmers Capital Bank Corp....................................................             718             3,375
  #FBL Financial Group, Inc. Class A............................................          35,719         1,240,878
   Federal Agricultural Mortgage Corp. Class A..................................             177             2,308
   Federal Agricultural Mortgage Corp. Class C..................................           8,800           170,720
   Fidelity Bancorp, Inc........................................................             400             4,412
   Fidelity National Financial, Inc. Class A....................................          70,910         1,289,853
   Fidelity Southern Corp.......................................................           6,691            44,693
   Fifth Third Bancorp..........................................................           9,458           123,049
  *First Acceptance Corp........................................................          39,006            44,857
  #First American Financial Corp................................................          61,982           918,573
   First Bancorp................................................................          14,448           168,175
  *First Bancshares, Inc........................................................             400             2,340
   First Bancshares, Inc. (The).................................................             300             2,360
   First Busey Corp.............................................................          11,731            58,772
   First Business Financial Services, Inc.......................................             482             8,006
  *First California Financial Group, Inc........................................           3,631            15,976


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CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Financials -- (Continued)
   First Citizens BancShares, Inc. Class A......................................           9,731   $     1,716,743
   First Commonwealth Financial Corp............................................          19,109           105,864
   First Community Bancshares, Inc..............................................           1,033            13,181
   First Defiance Financial Corp................................................          11,898           184,181
  *First Federal of Northern Michigan Bancorp, Inc..............................             900             2,858
   First Financial Holdings, Inc................................................          18,933           183,839
  *First Financial Northwest, Inc...............................................          25,471           165,816
  *First Financial Service Corp.................................................             130               329
   First Interstate Bancsystem, Inc.............................................           2,959            40,716
   First Merchants Corp.........................................................          38,531           379,530
  #First Pactrust Bancorp, Inc..................................................           1,150            13,938
  *First Place Financial Corp...................................................           7,529             4,367
  *First South Bancorp, Inc.....................................................           1,978             6,963
  *FirstCity Financial Corp.....................................................           5,872            47,504
   Flagstone Reinsurance Holdings SA............................................          45,783           399,686
   Fox Chase Bancorp, Inc.......................................................             999            12,627
  #German American Bancorp, Inc.................................................           7,637           153,656
 #*Gleacher & Co., Inc..........................................................          45,986            76,797
  *Global Indemnity P.L.C.......................................................           7,702           154,733
  #Great Southern Bancorp, Inc..................................................           2,301            55,914
  *Greene Bancshares, Inc.......................................................          16,271            20,664
  *Guaranty Bancorp.............................................................          79,799           118,901
  *Guaranty Federal Bancshares, Inc.............................................           1,684            12,596
  *Hallmark Financial Services, Inc.............................................          26,292           181,941
   Hampden Bancorp, Inc.........................................................           5,886            71,633
  #Hancock Holding Co...........................................................           2,261            75,065
   Hanover Insurance Group, Inc. (The)..........................................          88,829         3,229,822
  *Harris & Harris Group, Inc...................................................           4,587            20,275
   Hartford Financial Services Group, Inc.......................................         366,250         6,416,700
   HCC Insurance Holdings, Inc..................................................          17,700           491,352
   Heartland Financial USA, Inc.................................................           1,581            26,086
  *Heritage Commerce Corp.......................................................          18,782            93,159
   HF Financial Corp............................................................             400             4,540
  *Hilltop Holdings, Inc........................................................          26,171           225,856
   Hingham Institution for Savings..............................................             500            25,750
  *HMN Financial, Inc...........................................................           3,456             7,776
  *Home Bancorp, Inc............................................................           1,128            18,003
   Home Federal Bancorp, Inc....................................................           9,720           100,213
   HopFed Bancorp, Inc..........................................................           6,781            52,892
   Horace Mann Educators Corp...................................................          58,206           910,342
   Horizon Bancorp..............................................................             450             8,100
  *ICG Group, Inc...............................................................          11,781           105,676
  #Independence Holding Co......................................................          22,770           216,543
   Indiana Community Bancorp....................................................           2,029            42,203
   Infinity Property & Casualty Corp............................................          16,579           966,224
  #International Bancshares Corp................................................           8,390           161,256
  *Intervest Bancshares Corp. Class A...........................................           2,078             6,026
  *Investment Technology Group, Inc.............................................          36,940           418,900
   Investors Title Co...........................................................           1,169            47,064
   JPMorgan Chase & Co..........................................................         750,334        27,987,458
   Kaiser Federal Financial Group, Inc..........................................             127             1,680
  #Kemper Corp..................................................................          90,402         2,691,268
   Kentucky First Federal Bancorp...............................................           2,800            25,620
   KeyCorp......................................................................         640,094         4,973,530
   Lakeland Bancorp, Inc........................................................           4,478            44,646
   Landmark Bancorp, Inc........................................................           1,786            33,023
   Legg Mason, Inc..............................................................         128,883         3,282,650
   Lincoln National Corp........................................................         383,093         8,251,823
   LNB Bancorp, Inc.............................................................          13,395            72,467
   Loews Corp...................................................................         255,413         9,529,459
  *Louisiana Bancorp, Inc.......................................................           5,606            88,855


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CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Financials -- (Continued)
 #*Macatawa Bank Corp...........................................................          19,092   $        50,212
  *Magyar Bancorp, Inc..........................................................             500             1,500
   Maiden Holdings, Ltd.........................................................          20,654           192,495
   MainSource Financial Group, Inc..............................................          47,000           441,330
   Marlin Business Services Corp................................................          14,664           209,842
   MB Financial, Inc............................................................          19,678           357,156
 #*MBIA, Inc....................................................................         175,044         2,156,542
 #*MBT Financial Corp...........................................................          23,185            28,981
   MCG Capital Corp.............................................................          31,266           146,325
   Meadowbrook Insurance Group, Inc.............................................          39,471           393,526
   Medallion Financial Corp.....................................................          17,589           195,062
 #*Mercantile Bank Corp.........................................................           4,748            54,175
   Meta Financial Group, Inc....................................................           1,251            22,468
   MetLife, Inc.................................................................       1,039,978        36,742,423
  *Metro Bancorp, Inc...........................................................          28,298           309,580
  *MetroCorp Bancshares, Inc....................................................           2,250            15,952
  *MGIC Investment Corp.........................................................          63,595           241,025
   MicroFinancial, Inc..........................................................           5,900            38,645
   MidWestOne Financial Group, Inc..............................................             541             8,862
   Montpelier Re Holdings, Ltd..................................................          45,946           798,082
   Morgan Stanley...............................................................       1,224,333        22,833,810
   MutualFirst Financial, Inc...................................................           2,300            20,700
  *NASDAQ OMX Group, Inc. (The).................................................          42,129         1,043,957
   National Western Life Insurance Co. Class A..................................             900           130,014
  *Navigators Group, Inc. (The).................................................           2,419           115,580
  *New Century Bancorp, Inc.....................................................             600             1,380
   New Hampshire Thrift Bancshares, Inc.........................................           3,667            44,737
  *NewBridge Bancorp............................................................          11,513            45,476
  *Newport Bancorp, Inc.........................................................             700             8,876
  *NewStar Financial, Inc.......................................................          42,354           411,681
  *North Valley Bancorp.........................................................             907             9,088
   Northeast Community Bancorp, Inc.............................................          18,190           124,783
   Northrim Bancorp, Inc........................................................           6,379           128,154
  #Old Republic International Corp..............................................         357,183         3,528,968
 #*Old Second Bancorp, Inc......................................................           4,874             5,946
   Oppenheimer Holdings, Inc. Class A...........................................           1,934            33,729
   Oriental Financial Group, Inc................................................          19,121           218,744
   Pacific Continental Corp.....................................................             202             1,790
  *Pacific Mercantile Bancorp...................................................          16,756            61,997
  *Park Sterling Corp...........................................................           3,192            13,981
   PartnerRe, Ltd...............................................................          52,224         3,416,494
 #*Penson Worldwide, Inc........................................................          25,072            36,354
   Peoples Bancorp of North Carolina............................................             250             1,542
   Peoples Bancorp, Inc.........................................................          17,708           277,307
   People's United Financial, Inc...............................................          68,700           847,071
 #*PHH Corp.....................................................................          92,304         1,069,803
  *Phoenix Cos., Inc. (The).....................................................          55,396           114,116
  *PICO Holdings, Inc...........................................................              82             1,810
 #*Pinnacle Financial Partners, Inc.............................................          32,313           544,151
  *Piper Jaffray Cos., Inc......................................................             912            20,292
   Platinum Underwriters Holdings, Ltd..........................................          19,360           663,080
  *Popular, Inc.................................................................         565,367           887,626
   Porter Bancorp, Inc..........................................................           1,737             3,839
  *Preferred Bank...............................................................             235             2,000
  *Premier Financial Bancorp, Inc...............................................           1,301             7,481
   Presidential Life Corp.......................................................          33,374           372,120
   Principal Financial Group, Inc...............................................         217,722         5,945,988
  #Protective Life Corp.........................................................          98,037         2,451,905
   Provident Financial Holdings, Inc............................................             544             5,119
   Provident Financial Services, Inc............................................          28,477           394,122
   Provident New York Bancorp...................................................          71,474           590,375


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CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Financials -- (Continued)
   Prudential Financial, Inc....................................................         497,625   $    28,484,055
   Pulaski Financial Corp.......................................................           4,550            33,033
  #Radian Group, Inc............................................................         102,845           282,824
   Regions Financial Corp.......................................................       1,304,230         6,808,081
  #Reinsurance Group of America, Inc............................................         169,166         9,217,855
   Renasant Corp................................................................          44,231           697,965
  *Republic First Bancorp, Inc..................................................           2,474             4,330
   Resource America, Inc. Class A...............................................          21,102           117,538
  *Riverview Bancorp, Inc.......................................................          15,319            31,557
   Safety Insurance Group, Inc..................................................          11,925           499,777
   Sandy Spring Bancorp, Inc....................................................          11,134           203,307
  *Savannah Bancorp, Inc. (The).................................................           2,998            14,960
   SeaBright Holdings, Inc......................................................          40,890           327,938
   Selective Insurance Group, Inc...............................................          45,200           812,696
   SI Financial Group, Inc......................................................           5,444            56,509
   Simmons First National Corp. Class A.........................................           2,049            56,450
   Somerset Hills Bancorp.......................................................           4,317            33,824
  *Southern Community Financial Corp............................................          29,890            36,466
  *Southern First Bancshares, Inc...............................................           1,006             7,394
   Southern Missouri Bancorp, Inc...............................................              41               932
 #*Southwest Bancorp, Inc.......................................................          23,408           195,457
   State Auto Financial Corp....................................................          61,242           766,750
   StellarOne Corp..............................................................          28,368           348,359
  #Stewart Information Services Corp............................................          12,271           167,499
  *Stratus Properties, Inc......................................................           3,069            27,928
 #*Sun Bancorp, Inc.............................................................           4,338            12,667
   SunTrust Banks, Inc..........................................................         491,691        10,114,084
   Susquehanna Bancshares, Inc..................................................         156,089         1,426,653
   Symetra Financial Corp.......................................................          23,030           212,337
   Synovus Financial Corp.......................................................          96,130           167,266
 #*Taylor Capital Group, Inc....................................................             826            10,218
   Teche Holding Co.............................................................             600            21,540
   TF Financial Corp............................................................             630            14,266
  *Timberland Bancorp, Inc......................................................           2,500            10,000
  #TowneBank....................................................................           8,057           106,352
   Transatlantic Holdings, Inc..................................................          80,903         4,486,071
   Travelers Cos., Inc. (The)...................................................          33,600         1,958,880
  *Tree.com, Inc................................................................           5,635            33,077
  #Umpqua Holdings Corp.........................................................         104,400         1,270,548
  *Unico American Corp..........................................................           1,900            21,878
   Union First Market Bankshares Corp...........................................          14,214           195,300
  *United Community Banks, Inc..................................................          16,030           121,668
   United Financial Bancorp, Inc................................................          11,124           179,541
   United Fire & Casualty Co....................................................          41,412           812,918
  *United Security Bancshares...................................................             369               888
 #*Unity Bancorp, Inc...........................................................           3,306            20,497
   Unum Group...................................................................         517,445        11,813,269
 #*Virginia Commerce Bancorp, Inc...............................................          22,274           197,348
   VIST Financial Corp..........................................................             271             3,176
  *Waterstone Financial, Inc....................................................           1,300             3,185
   WesBanco, Inc................................................................          31,830           635,327
   West Bancorporation, Inc.....................................................          14,757           143,438
   White Mountains Insurance Group, Ltd.........................................          18,187         8,206,702
   White River Capital, Inc.....................................................             300             6,255
   Wintrust Financial Corp......................................................          24,224           742,466
   WR Berkley Corp..............................................................           5,657           193,865
  *WSB Holdings, Inc............................................................             100               292
   XL Group P.L.C...............................................................         240,766         4,880,327
  *Yadkin Valley Financial Corp.................................................          16,710            34,590
   Zions Bancorporation.........................................................          91,968         1,548,741

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CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Financials -- (Continued)
  *ZipRealty, Inc...............................................................          10,028   $        10,931
                                                                                                   ---------------
Total Financials................................................................                       476,163,950
                                                                                                   ---------------
Health Care -- (9.1%)
 #*Accuray, Inc.................................................................           6,896            38,962
  *Addus HomeCare Corp..........................................................           2,044             7,450
   Aetna, Inc...................................................................         503,313        21,994,778
  *Affymax, Inc.................................................................           6,200            49,538
  *Affymetrix, Inc..............................................................          73,173           351,962
  *Albany Molecular Research, Inc...............................................          29,994            91,782
  *Alere, Inc...................................................................          74,130         1,790,240
  *Allied Healthcare Products, Inc..............................................           1,000             3,470
 #*Alphatec Holdings, Inc.......................................................          18,527            32,608
  *AMAG Pharmaceuticals, Inc....................................................             272             4,466
 #*Amedisys, Inc................................................................          12,879           135,230
  *American Dental Partners, Inc................................................          26,370           500,239
  *AMN Healthcare Services, Inc.................................................          17,113            87,105
  *Amsurg Corp..................................................................          30,743           791,632
   Analogic Corp................................................................           8,784           498,316
  *AngioDynamics, Inc...........................................................          55,783           722,948
  *Anika Therapeutics, Inc......................................................          20,716           190,587
   Arrhythmia Research Technology, Inc..........................................           1,200             4,392
   Assisted Living Concepts, Inc. Class A.......................................          35,887           562,708
  *Astex Pharmaceuticals, Inc...................................................             200               542
  *BioClinica, Inc..............................................................          10,162            53,147
  *BioScrip, Inc................................................................          37,700           203,957
 #*Boston Scientific Corp.......................................................       1,208,099         7,200,270
  *Cambrex Corp.................................................................          43,567           342,437
   Cantel Medical Corp..........................................................           7,270           229,514
  *Capital Senior Living Corp...................................................          58,814           476,393
  *CardioNet, Inc...............................................................           3,850            12,128
  *CareFusion Corp..............................................................         207,163         4,961,554
 #*Celldex Therapeutics, Inc....................................................           4,759            22,605
  *Community Health Systems, Inc................................................         105,314         1,969,372
  *CONMED Corp..................................................................          43,239         1,271,227
   Cooper Cos., Inc. (The)......................................................          59,082         4,262,175
  *Coventry Health Care, Inc....................................................         141,956         4,268,617
  *Cross Country Healthcare, Inc................................................          33,630           207,497
  *CryoLife, Inc................................................................          17,502            93,461
  *Cumberland Pharmaceuticals, Inc..............................................          26,419           160,892
  *Cutera, Inc..................................................................          28,646           223,152
  *Cynosure, Inc. Class A.......................................................           8,077           112,513
   Daxor Corp...................................................................             545             5,167
  *Digirad Corp.................................................................          29,411            59,116
  *Dynacq Healthcare, Inc.......................................................             909               854
 #*Endo Pharmaceuticals Holdings, Inc...........................................          54,588         2,029,036
  *Enzo Biochem, Inc............................................................          50,665           129,196
  *eResearch Technology, Inc....................................................          20,015           110,883
 #*Exactech, Inc................................................................           3,391            56,087
 #*Five Star Quality Care, Inc..................................................          28,899           104,903
  *Forest Laboratories, Inc.....................................................          82,171         2,611,394
 #*Gentiva Health Services, Inc.................................................          13,810           100,261
  *Greatbatch, Inc..............................................................          41,672           975,958
  *Harvard Bioscience, Inc......................................................          32,625           132,458
  *Health Net, Inc..............................................................          25,498           962,295
  *Healthways, Inc..............................................................          27,400           207,144
  *Hologic, Inc.................................................................         305,036         6,219,684
   Humana, Inc..................................................................         236,814        21,081,182
  *IntegraMed America, Inc......................................................           3,874            35,060
   Invacare Corp................................................................          28,428           485,550
   Kewaunee Scientific Corp.....................................................           1,631            15,168


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CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Health Care -- (Continued)
 #*Kindred Healthcare, Inc......................................................          50,544   $       620,175
 #*Lannet Co., Inc..............................................................           2,314            11,755
  *LCA-Vision, Inc..............................................................           1,000             5,080
   LeMaitre Vascular, Inc.......................................................           5,100            29,529
  *Life Technologies Corp.......................................................          94,990         4,600,366
  *LifePoint Hospitals, Inc.....................................................          82,208         3,303,940
  *Magellan Health Services, Inc................................................           9,739           475,458
  *Maxygen, Inc.................................................................          45,644           255,150
  *MedAssets, Inc...............................................................          44,682           471,842
  *MedCath Corp.................................................................          29,240           211,990
  *Medical Action Industries, Inc...............................................          26,509           140,498
 #*MediciNova, Inc..............................................................             225               425
  *Medtox Scientific, Inc.......................................................           5,304            90,168
  *Misonix, Inc.................................................................           4,083             7,594
  *Molina Healthcare, Inc.......................................................          24,941           763,444
  *Myrexis, Inc.................................................................          16,406            46,593
   National Healthcare Corp.....................................................           7,274           322,456
  *Natus Medical, Inc...........................................................           4,075            46,088
  #Omnicare, Inc................................................................         197,388         6,480,248
  *Palomar Medical Technologies, Inc............................................           4,572            41,377
  *PDI, Inc.....................................................................          15,181            97,310
   PerkinElmer, Inc.............................................................          76,500         1,834,470
   Pfizer, Inc..................................................................       4,941,133       105,740,246
  *PharMerica Corp..............................................................           7,655            96,070
  *Repligen Corp................................................................          33,562           134,584
  *RTI Biologics, Inc...........................................................          80,268           276,925
  *Select Medical Holdings Corp.................................................          51,009           422,865
  *Skilled Healthcare Group, Inc. Class A.......................................          18,080           111,011
  *Solta Medical, Inc...........................................................           5,882            17,646
  *SRI/Surgical Express, Inc....................................................           2,127             8,572
  *Sucampo Pharmaceuticals, Inc. Class A........................................           7,965            35,365
  *Sun Healthcare Group, Inc....................................................           8,903            40,420
  *SunLink Health Systems, Inc..................................................           1,750             2,328
  *SurModics, Inc...............................................................           5,593            80,651
  *Symmetry Medical, Inc........................................................          78,674           590,842
   Teleflex, Inc................................................................          37,423         2,289,913
  *Theragenics Corp.............................................................          21,383            35,923
  *Thermo Fisher Scientific, Inc................................................         499,520        26,424,608
  *TranS1, Inc..................................................................           6,997            20,431
  *Triple-S Management Corp. Class B............................................          22,073           470,817
   UnitedHealth Group, Inc......................................................          87,142         4,513,084
  *Universal American Corp......................................................          85,628           941,052
 #*VCA Antech, Inc..............................................................          35,694           798,832
 #*Viropharma, Inc..............................................................         103,779         3,091,576
  *WellCare Health Plans, Inc...................................................          12,832           766,840
   WellPoint, Inc...............................................................         504,640        32,458,445
 #*Wright Medical Group, Inc....................................................          38,748           656,779
   Young Innovations, Inc.......................................................           2,165            66,119
                                                                                                   ---------------
Total Health Care...............................................................                       289,199,162
                                                                                                   ---------------
Industrials -- (15.0%)
  *A.T. Cross Co. Class A.......................................................          18,431           182,836
 #*A123 Systems, Inc............................................................           4,800            10,416
   AAR Corp.....................................................................          32,906           697,278
   ABM Industries, Inc..........................................................          64,500         1,399,650
   Aceto Corp...................................................................          37,486           275,147
   Actuant Corp. Class A........................................................          44,986         1,140,395
  *AECOM Technology Corp........................................................          13,377           306,200
 #*Aegion Corp..................................................................           3,299            56,314
  *AGCO Corp....................................................................          58,973         3,003,495
  *Air Transport Services Group, Inc............................................          10,623            63,844

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CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Industrials -- (Continued)
   Aircastle, Ltd...............................................................          54,200   $       764,220
   Alamo Group, Inc.............................................................          22,951           667,874
  *Alaska Air Group, Inc........................................................          26,313         2,003,209
   Albany International Corp. Class A...........................................          24,726           593,919
   Alexander & Baldwin, Inc.....................................................          66,838         3,161,437
 .*Allied Defense Group, Inc....................................................           2,645             8,332
   Allied Motion Technologies, Inc..............................................             162               966
   Amerco, Inc..................................................................          29,431         2,846,566
  *American Railcar Industries, Inc.............................................          20,409           532,675
  *American Reprographics Co....................................................           4,695            28,217
   Ampco-Pittsburgh Corp........................................................           4,007            85,950
  *AMREP Corp...................................................................             966             5,796
   Apogee Enterprises, Inc......................................................          36,374           500,143
   Applied Industrial Technologies, Inc.........................................          26,540         1,023,913
   Argan, Inc...................................................................              21               305
   Arkansas Best Corp...........................................................          27,325           495,129
 #*Armstrong World Industries, Inc..............................................          29,925         1,397,498
 #*Ascent Solar Technologies, Inc...............................................           7,857             5,814
  *Astec Industries, Inc........................................................          22,925           775,324
 #*Atlas Air Worldwide Holdings, Inc............................................          37,114         1,767,925
  *Avis Budget Group, Inc.......................................................          94,608         1,357,625
  *Baltic Trading, Ltd..........................................................           5,000            21,150
  #Barnes Group, Inc............................................................          43,004         1,087,571
   Barrett Business Services, Inc...............................................          12,955           249,384
  *BlueLinx Holdings, Inc.......................................................          12,553            22,470
  #Brady Corp. Class A..........................................................          44,400         1,437,228
   Briggs & Stratton Corp.......................................................          47,640           743,660
  *Builders FirstSource, Inc....................................................          12,182            30,820
  *CAI International, Inc.......................................................          11,800           205,556
   Cascade Corp.................................................................           5,840           331,829
  *Casella Waste Systems, Inc. Class A..........................................          14,362            98,667
 #*CBIZ, Inc....................................................................          46,963           294,458
   CDI Corp.....................................................................          43,399           649,683
   CECO Environmental Corp......................................................           5,223            33,532
   Celadon Group, Inc...........................................................          23,192           346,720
  *Ceradyne, Inc................................................................          26,425           874,403
  *Champion Industries, Inc.....................................................             686               555
  *Chart Industries, Inc........................................................           3,000           167,280
   Chicago Rivet & Machine Co...................................................             700            12,950
   Cintas Corp..................................................................           1,940            71,877
  #CIRCOR International, Inc....................................................           7,966           301,991
  *CNH Global N.V...............................................................           6,958           290,427
  *Columbus McKinnon Corp.......................................................          23,845           380,328
   Comfort Systems USA, Inc.....................................................          37,486           448,333
   CompX International, Inc.....................................................             500             7,595
  *Consolidated Graphics, Inc...................................................          12,008           609,886
 #*Corrections Corp. of America.................................................           7,040           165,651
   Courier Corp.................................................................           8,403           103,945
   Covanta Holding Corp.........................................................          94,292         1,347,433
 #*Covenant Transportation Group, Inc. Class A..................................           7,080            23,364
  *CPI Aerostructures, Inc......................................................           5,826            81,797
  *CRA International, Inc.......................................................           7,613           164,517
   CSX Corp.....................................................................       1,242,950        28,028,522
  #Curtiss-Wright Corp..........................................................          46,353         1,731,748
  *Ducommun, Inc................................................................          16,345           236,185
  *Dycom Industries, Inc........................................................          41,650           890,060
 #*Eagle Bulk Shipping, Inc.....................................................          18,219            25,871
  #Eastern Co. (The)............................................................          10,193           205,389
   Eaton Corp...................................................................          24,778         1,214,865
   Ecology & Environment, Inc. Class A..........................................             900            15,354
   EMCOR Group, Inc.............................................................          13,491           388,946

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CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Industrials -- (Continued)
   Encore Wire Corp.............................................................          19,966   $       545,072
 #*Energy Recovery, Inc.........................................................          12,968            32,031
  *EnergySolutions, Inc.........................................................          12,385            44,091
  *EnerSys......................................................................          43,239         1,253,066
   Ennis, Inc...................................................................          48,483           801,909
 #*EnPro Industries, Inc........................................................          18,700           660,297
   ESCO Technologies, Inc.......................................................          16,921           508,814
   Espey Manufacturing & Electronics Corp.......................................           1,671            39,853
  *Esterline Technologies Corp..................................................          44,968         2,749,793
 #*Excel Maritime Carriers, Ltd.................................................          39,214            57,645
  *Federal Signal Corp..........................................................          68,080           287,978
   FedEx Corp...................................................................          34,749         3,179,186
  *Flow International Corp......................................................          23,633            89,096
 #*Fortune Brands Home & Security, Inc..........................................         149,626         2,778,555
  *Franklin Covey Co............................................................           3,075            27,060
  *Freightcar America, Inc......................................................           5,543           120,339
  *Frozen Food Express Industries...............................................           8,986            12,131
 #*FTI Consulting, Inc..........................................................          16,180           692,828
   G & K Services, Inc. Class A.................................................          29,714           976,402
   GATX Corp....................................................................          65,445         2,810,208
 #*Genco Shipping & Trading, Ltd................................................          17,309           121,163
  *Gencor Industries, Inc.......................................................           8,766            62,852
 #*General Cable Corp...........................................................          26,092           805,199
   General Electric Co..........................................................       6,432,433       120,350,821
 #*GEO Group, Inc. (The)........................................................          24,086           423,432
  *Gibraltar Industries, Inc....................................................          43,711           684,951
  *GP Strategies Corp...........................................................          18,583           273,170
  #Granite Construction, Inc....................................................          26,636           709,317
   Great Lakes Dredge & Dock Corp...............................................          79,907           511,405
  *Greenbrier Cos., Inc.........................................................          21,165           470,921
   Griffon Corp.................................................................          74,563           743,393
  *H&E Equipment Services, Inc..................................................          59,629         1,013,097
   Hardinge, Inc................................................................          20,151           214,205
  *Hawaiian Holdings, Inc.......................................................          10,272            71,493
   Heidrick & Struggles International, Inc......................................          15,187           333,810
 #*Hertz Global Holdings, Inc...................................................         278,411         3,786,390
  *Hill International, Inc......................................................          27,154           161,566
 #*Hoku Corp....................................................................             998               679
  *Hudson Highland Group, Inc...................................................          15,732            84,166
 #*Huntington Ingalls Industries, Inc...........................................          56,173         2,116,599
  *Hurco Cos., Inc..............................................................           8,210           193,510
  *ICF International, Inc.......................................................          31,660           897,244
 #*Ingersoll-Rand P.L.C.........................................................         250,943         8,767,948
  #Insteel Industries, Inc......................................................          12,555           160,704
  *Interline Brands, Inc........................................................          74,162         1,261,496
   International Shipholding Corp...............................................          12,452           283,283
   Intersections, Inc...........................................................          33,064           406,026
  #ITT Corp.....................................................................           7,900           171,746
 #*JetBlue Airways Corp.........................................................         324,893         1,926,615
  *Kadant, Inc..................................................................           6,383           154,852
 #*Kansas City Southern.........................................................          27,254         1,870,715
  *KAR Auction Services, Inc....................................................          18,100           266,794
   Kaydon Corp..................................................................          14,047           479,284
   Kelly Services, Inc. Class A.................................................          44,445           718,231
   Kennametal, Inc..............................................................           6,400           275,904
  *Key Technology, Inc..........................................................           3,199            39,828
   Kimball International, Inc. Class B..........................................          28,589           174,107
  *Korn/Ferry International.....................................................          30,127           494,987
 #*Kratos Defense & Security Solutions, Inc.....................................             723             4,909
   L.B. Foster Co. Class A......................................................             969            28,925
   L.S. Starrett Co. Class A....................................................           4,097            59,447

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CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Industrials -- (Continued)
   L-3 Communications Holdings, Inc.............................................         100,470   $     7,107,248
   Lawson Products, Inc.........................................................          10,838           181,970
  *Layne Christensen Co.........................................................          36,994           859,371
  *LMI Aerospace, Inc...........................................................          14,827           293,426
   LSI Industries, Inc..........................................................          28,715           204,164
 #*Lydall, Inc..................................................................          18,720           176,342
   Marten Transport, Ltd........................................................          32,577           711,807
   McGrath Rentcorp.............................................................          20,487           652,306
 #*Metalico, Inc................................................................          74,246           270,255
   Met-Pro Corp.................................................................           2,398            25,155
  *MFRI, Inc....................................................................           8,900            65,682
   Miller Industries, Inc.......................................................          21,096           344,076
 #*Mobile Mini, Inc.............................................................          54,461         1,132,789
  *Moog, Inc. Class A...........................................................          35,747         1,523,537
   Mueller Industries, Inc......................................................          29,387         1,299,199
  *Mueller Water Products, Inc. Class A.........................................         185,957           509,522
   Multi-Color Corp.............................................................           1,845            42,269
   NACCO Industries, Inc. Class A...............................................           6,123           625,771
  *National Technical Systems, Inc..............................................          15,600            80,964
  *Navigant Consulting, Inc.....................................................          19,799           253,625
   Norfolk Southern Corp........................................................         545,229        39,365,534
   Northrop Grumman Corp........................................................         337,038        19,565,056
  *Northwest Pipe Co............................................................          10,675           243,497
 #*Ocean Power Technologies, Inc................................................           8,500            24,395
  *On Assignment, Inc...........................................................          53,951           604,791
  *Orbital Sciences Corp........................................................          26,777           387,999
  *Orion Energy Systems, Inc....................................................           1,043             3,275
  *Owens Corning, Inc...........................................................         152,823         5,157,776
  *P.A.M. Transportation Services, Inc..........................................          19,428           207,880
   Pentair, Inc.................................................................          39,083         1,439,036
  *PGT, Inc.....................................................................             500               670
  *Pike Electric Corp...........................................................          17,815           141,807
  *Pinnacle Airlines Corp.......................................................          13,732            19,362
  *Powell Industries, Inc.......................................................           5,196           179,834
  *PowerSecure International, Inc...............................................           7,600            48,108
   Providence & Worcester Railroad Co...........................................           1,200            14,082
  #Quad/Graphics, Inc...........................................................             799             9,388
   Quanex Building Products Corp................................................          13,654           224,335
  *Quanta Services, Inc.........................................................         168,307         3,635,431
  #R. R. Donnelley & Sons Co....................................................          50,827           577,395
  *RailAmerica, Inc.............................................................          21,133           315,727
   Raytheon Co..................................................................         198,954         9,547,802
  *RCM Technologies, Inc........................................................          21,593           117,466
  *Real Goods Solar, Inc. Class A...............................................           2,600             3,770
  #Regal-Beloit Corp............................................................          16,070           912,294
 #*Republic Airways Holdings, Inc...............................................          53,999           297,534
   Republic Services, Inc.......................................................         429,755        12,583,226
   Resources Connection, Inc....................................................          11,023           136,906
   Robbins & Myers, Inc.........................................................           8,889           431,650
  *Rush Enterprises, Inc. Class A...............................................          34,446           792,602
  *Rush Enterprises, Inc. Class B...............................................          18,522           353,770
   Ryder System, Inc............................................................          89,844         5,056,420
  *Saia, Inc....................................................................          17,104           257,586
   Schawk, Inc..................................................................          45,135           606,614
  *School Specialty, Inc........................................................          15,490            49,878
  *Seaboard Corp................................................................           1,846         3,584,046
   SeaCube Container Leasing, Ltd...............................................             223             3,443
   SIFCO Industries, Inc........................................................           6,623           145,507
  #Simpson Manufacturing Co., Inc...............................................           8,098           262,213
   SkyWest, Inc.................................................................          46,706           597,837
  *SL Industries, Inc...........................................................             300             5,385

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CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Industrials -- (Continued)
   Southwest Airlines Co........................................................         645,761   $     6,186,390
  *Sparton Corp.................................................................           9,132            78,170
   Standard Register Co.........................................................          30,430            61,164
   Standex International Corp...................................................          22,795           913,852
   Stanley Black & Decker, Inc..................................................         154,919        10,872,215
   Steelcase, Inc. Class A......................................................          78,410           682,951
  *Sterling Construction Co., Inc...............................................          20,161           242,134
   Superior Uniform Group, Inc..................................................           8,978           111,776
  *Supreme Industries, Inc. Class A.............................................           1,365             4,013
  *SYKES Enterprises, Inc.......................................................          20,092           352,213
  *Sypris Solutions, Inc........................................................           9,636            39,508
  #TAL International Group, Inc.................................................          22,054           734,619
  *Tecumseh Products Co. Class A................................................          11,200            56,224
  *Tecumseh Products Co. Class B................................................           1,400             6,811
 #*Tetra Tech, Inc..............................................................          10,810           250,035
  *Thomas & Betts Corp..........................................................          10,500           749,595
  *Titan Machinery, Inc.........................................................          14,689           363,406
  *TRC Cos., Inc................................................................          28,708           178,277
   Tredegar Corp................................................................          40,177           990,765
   Trinity Industries, Inc......................................................          93,807         2,951,168
  #Triumph Group, Inc...........................................................          58,640         3,669,105
  *Tufco Technologies, Inc......................................................             900             2,925
  *Tutor Perini Corp............................................................          40,371           613,235
   Twin Disc, Inc...............................................................          10,658           329,652
   Tyco International, Ltd......................................................         370,871        18,895,877
   U.S. Home Systems, Inc.......................................................           4,314            39,214
  *Ultralife Corp...............................................................          11,640            48,539
   UniFirst Corp................................................................          18,705         1,129,408
   Union Pacific Corp...........................................................         480,399        54,914,410
  #Universal Forest Products, Inc...............................................          31,800         1,010,286
   Universal Truckload Services, Inc............................................             403             7,165
  *URS Corp.....................................................................          86,998         3,579,968
  *USA Truck, Inc...............................................................          15,305           144,326
  *Versar, Inc..................................................................           6,026            18,259
   Viad Corp....................................................................          28,614           578,861
   Virco Manufacturing Corp.....................................................          12,601            22,430
   VSE Corp.....................................................................             600            15,726
   Watts Water Technologies, Inc. Class A.......................................          53,615         2,066,858
  *WCA Waste Corp...............................................................          29,254           189,566
  *WESCO International, Inc.....................................................          11,687           734,879
  *Willdan Group, Inc...........................................................           1,000             3,800
  *Willis Lease Finance Corp....................................................           7,900           107,282
  *XPO Logistics, Inc...........................................................           4,427            50,778
                                                                                                   ---------------
Total Industrials...............................................................                       476,010,590
                                                                                                   ---------------
Information Technology -- (6.0%)
  *Accelrys, Inc................................................................          41,733           312,580
  #Activision Blizzard, Inc.....................................................         982,162        12,119,879
  *Acxiom Corp..................................................................           7,769           106,591
  *Adept Technology, Inc........................................................          21,309            54,338
 #*Advanced Energy Industries, Inc..............................................          37,171           395,499
  *Agilysys, Inc................................................................          12,799           104,184
  *Alpha & Omega Semiconductor, Ltd.............................................             806             7,480
 #*Amkor Technology, Inc........................................................          15,566            89,193
  *Amtech Systems, Inc..........................................................          10,600           108,014
  *Anadigics, Inc...............................................................             400             1,100
  *Anaren, Inc..................................................................           7,539           131,329
 #*AOL, Inc.....................................................................         105,592         1,711,646
  *Arris Group, Inc.............................................................         146,928         1,716,119
  *Arrow Electronics, Inc.......................................................         182,170         7,521,799
   Astro-Med, Inc...............................................................           2,897            23,176

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Information Technology -- (Continued)
  *ATMI, Inc....................................................................          33,934   $       793,377
  *Aviat Networks, Inc..........................................................          53,408           118,566
 #*Avid Technology, Inc.........................................................          14,521           140,708
  *Avnet, Inc...................................................................         139,400         4,860,878
  #AVX Corp.....................................................................         195,980         2,579,097
  *Aware, Inc...................................................................          22,140            70,848
  *AXT, Inc.....................................................................          25,915           132,685
   Bel Fuse, Inc. Class A.......................................................           4,174            88,781
   Bel Fuse, Inc. Class B.......................................................          18,986           384,466
  *Benchmark Electronics, Inc...................................................          93,903         1,615,132
   Black Box Corp...............................................................          27,128           838,798
  *Brocade Communications Systems, Inc..........................................         461,513         2,589,088
   Brooks Automation, Inc.......................................................          63,950           685,544
  *BSQUARE Corp.................................................................           4,665            18,520
  *BTU International, Inc.......................................................           1,600             5,040
 #*CACI International, Inc. Class A.............................................          27,175         1,594,901
  *Cascade Microtech, Inc.......................................................          24,071            82,564
  *Checkpoint Systems, Inc......................................................          25,391           267,113
  *CIBER, Inc...................................................................          81,123           352,885
   Cohu, Inc....................................................................          41,999           551,447
   Communications Systems, Inc..................................................          12,753           189,892
   Computer Sciences Corp.......................................................         225,553         5,826,034
   Comtech Telecommunications Corp..............................................          19,222           593,191
  *Concurrent Computer Corp.....................................................          13,740            53,036
  *Convergys Corp...............................................................         197,364         2,626,915
 #*CoreLogic, Inc...............................................................          96,545         1,370,939
   Corning, Inc.................................................................       1,298,385        16,710,215
  *Cray, Inc....................................................................           7,670            57,218
  *CSP, Inc.....................................................................           2,414             9,113
  *CSR P.L.C. ADR...............................................................          12,075           173,397
   CTS Corp.....................................................................          33,460           336,608
  *CyberOptics Corp.............................................................           9,134            79,648
  *Datalink Corp................................................................           5,600            51,576
  *Dataram Corp.................................................................           7,544             6,111
   DDi Corp.....................................................................          21,617           209,901
  *Digi International, Inc......................................................          43,704           493,418
  *DSP Group, Inc...............................................................          49,501           283,641
  *Dynamics Research Corp.......................................................          17,672           198,987
   Earthlink, Inc...............................................................          86,935           626,801
  *EchoStar Corp. Class A.......................................................          23,551           617,743
  *Edgewater Technology, Inc....................................................          13,603            46,794
   Electro Rent Corp............................................................          42,586           727,795
  *Electro Scientific Industries, Inc...........................................          38,559           585,326
  *Electronics for Imaging, Inc.................................................          66,756         1,145,533
  *Emulex Corp..................................................................          68,369           713,772
   EPIQ Systems, Inc............................................................          21,736           264,962
  *ePlus, Inc...................................................................           8,445           240,851
  *Euronet Worldwide, Inc.......................................................          29,935           549,607
  *Exar Corp....................................................................          54,244           362,350
  *Fairchild Semiconductor International, Inc...................................         118,008         1,649,752
   Fidelity National Information Services, Inc..................................         150,627         4,301,907
  *FormFactor, Inc..............................................................          24,919           128,333
  *Frequency Electronics, Inc...................................................          16,953           144,270
  *Global Cash Access Holdings, Inc.............................................          37,455           198,512
  *Globecomm Systems, Inc.......................................................          40,466           577,450
  *GSI Group, Inc...............................................................           1,451            16,759
  *GSI Technology, Inc..........................................................           5,964            29,581
  *GTSI Corp....................................................................           8,203            34,699
  *Hackett Group, Inc. (The)....................................................          54,740           212,118
   Hewlett-Packard Co...........................................................          15,141           423,645
 #*Hutchinson Technology, Inc...................................................           1,843             3,410

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Information Technology -- (Continued)
  *I.D. Systems, Inc............................................................          17,191   $        88,534
   IAC/InterActiveCorp..........................................................         178,991         7,709,142
  *Identive Group, Inc..........................................................          19,075            43,491
  *Imation Corp.................................................................          34,398           203,980
  *InfoSpace, Inc...............................................................          81,156           999,030
  *Ingram Micro, Inc. Class A...................................................         277,679         5,270,347
  *Insight Enterprises, Inc.....................................................          42,300           780,858
 #*Integrated Device Technology, Inc............................................          78,704           498,983
  *Integrated Silicon Solution, Inc.............................................          51,460           502,764
  *Intermec, Inc................................................................          10,341            87,278
  *Internap Network Services Corp...............................................          35,546           238,514
 #*International Rectifier Corp.................................................          80,500         1,835,400
  *Interphase Corp..............................................................           3,899            20,080
   Intersil Corp. Class A.......................................................         119,798         1,348,925
  *Intevac, Inc.................................................................          11,158            92,946
  *IntriCon Corp................................................................           2,835            19,845
  *Itron, Inc...................................................................          10,342           401,166
  *IXYS Corp....................................................................          11,466           157,314
  *Key Tronic Corp..............................................................          17,217           106,573
   Keynote Systems, Inc.........................................................          24,595           481,324
 #*KIT Digital, Inc.............................................................          28,934           313,355
  *Kopin Corp...................................................................           6,901            26,776
  *Kulicke & Soffa Industries, Inc..............................................          72,688           785,757
  *Lattice Semiconductor Corp...................................................          36,888           250,838
  *LGL Group, Inc. (The)........................................................             269             2,165
  *LookSmart, Ltd...............................................................          25,479            34,906
 #*Loral Space & Communications, Inc............................................          26,193         1,806,269
  #ManTech International Corp. Class A..........................................          22,379           786,622
   Marchex, Inc. Class B........................................................          32,883           148,631
  *Measurement Specialties, Inc.................................................           5,958           193,635
  *MEMC Electronic Materials, Inc...............................................         224,947         1,028,008
  *MEMSIC, Inc..................................................................           1,150             3,749
  *Mentor Graphics Corp.........................................................          42,220           585,591
  *Mercury Computer Systems, Inc................................................           4,566            61,139
   Methode Electronics, Inc.....................................................          37,682           374,182
  *Micron Technology, Inc.......................................................         758,908         5,760,112
   MKS Instruments, Inc.........................................................          61,200         1,845,180
  *ModusLink Global Solutions, Inc..............................................          68,955           394,423
   Motorola Solutions, Inc......................................................         128,480         5,962,757
  *NCI, Inc. Class A............................................................           4,213            30,839
  *Newport Corp.................................................................           9,354           172,768
 #*Novatel Wireless, Inc........................................................          22,839            65,548
  *Official Payments Holdings, Inc..............................................           3,839            16,661
  *Online Resources Corp........................................................          18,620            50,088
  *Oplink Communications, Inc...................................................          35,876           671,957
  *Opnext, Inc..................................................................           8,926             9,819
   Optical Cable Corp...........................................................          10,793            38,207
  *ORBCOMM, Inc.................................................................          44,067           152,031
  *PAR Technology Corp..........................................................          22,705           105,805
   PC Connection, Inc...........................................................          45,203           542,436
  *PC Mall, Inc.................................................................          11,672            73,067
   PC-Tel, Inc..................................................................          46,980           349,531
  *Perceptron, Inc..............................................................           8,065            41,373
  *Performance Technologies, Inc................................................          24,790            44,622
  *Pericom Semiconductor Corp...................................................          41,261           330,088
  *Pervasive Software, Inc......................................................          35,664           205,425
 #*Photronics, Inc..............................................................          66,858           458,646
  *Planar Systems, Inc..........................................................          11,933            28,162
  *PMC-Sierra, Inc..............................................................         146,588           952,822
  *Presstek, Inc................................................................           7,000             4,550
  *Qualstar Corp................................................................          12,400            23,746

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Information Technology -- (Continued)
  *RadiSys Corp.................................................................          14,298   $        86,217
   RealNetworks, Inc............................................................          35,381           361,240
  *Reis, Inc....................................................................          16,361           170,154
   RF Industries, Ltd...........................................................           2,823            10,727
   Richardson Electronics, Ltd..................................................          25,225           305,475
   Rimage Corp..................................................................             421             5,237
 #*Rosetta Stone, Inc...........................................................           1,455            11,349
  *Rudolph Technologies, Inc....................................................          16,657           170,401
  *S1 Corp......................................................................          65,938           643,555
  *Sandisk Corp.................................................................          13,097           600,890
  *Sanmina-SCI Corp.............................................................          18,136           199,133
  *SeaChange International, Inc.................................................          30,686           220,325
  *Sigma Designs, Inc...........................................................          23,129           139,468
  *SMTC Corp....................................................................           1,300             3,757
  *Spansion, Inc. Class A.......................................................          11,661           116,960
  *SS&C Technologies Holdings, Inc..............................................          26,378           495,115
  *Standard Microsystems Corp...................................................          30,384           782,692
  *StarTek, Inc.................................................................          27,448            85,638
 #*SunPower Corp................................................................          16,987           116,361
  *Supertex, Inc................................................................          11,602           214,405
  *Support.com, Inc.............................................................          55,666           143,618
 #*Sycamore Networks, Inc.......................................................          47,495           922,353
  *Symmetricom, Inc.............................................................          89,726           559,890
 #*SYNNEX Corp..................................................................          60,100         2,174,418
  *Tech Data Corp...............................................................          85,452         4,436,668
  *TechTarget, Inc..............................................................          24,206           168,232
  *TeleCommunication Systems, Inc. Class A......................................          47,682           111,576
   Tellabs, Inc.................................................................         241,591           918,046
   Telular Corp.................................................................          24,938           208,482
   Tessco Technologies, Inc.....................................................          11,228           200,083
  *Tessera Technologies, Inc....................................................          48,635           962,973
   TheStreet, Inc...............................................................          37,257            71,161
  *TriQuint Semiconductor, Inc..................................................          18,500           110,815
  *TSR, Inc.....................................................................             650             2,704
  *TTM Technologies, Inc........................................................          62,635           768,531
   United Online, Inc...........................................................         121,790           691,767
  *UTStarcom Holdings Corp......................................................         103,608           133,654
  *Vicon Industries, Inc........................................................           5,787            19,734
  *Video Display Corp...........................................................             600             3,666
 #*Virtusa Corp.................................................................          34,709           554,997
 #*Vishay Intertechnology, Inc..................................................         236,119         2,899,541
  *Vishay Precision Group, Inc..................................................           9,781           154,149
 #*Web.com Group, Inc...........................................................          22,102           282,906
 #*Westell Technologies, Inc. Class A...........................................          39,873            87,721
  *Western Digital Corp.........................................................         212,781         7,734,589
  *WPCS International, Inc......................................................           9,161            15,482
   Xerox Corp...................................................................       1,791,473        13,883,916
  *XO Group, Inc................................................................           4,792            39,486
  *Xyratex, Ltd.................................................................          28,253           448,658
  *Yahoo!, Inc..................................................................         990,924        15,329,594
  *Zygo Corp....................................................................          18,340           324,435
                                                                                                   ---------------
Total Information Technology....................................................                       189,766,899
                                                                                                   ---------------
Materials -- (3.4%)
   A. Schulman, Inc.............................................................          33,740           826,630
 #*A.M. Castle & Co.............................................................          38,646           400,759
   Alcoa, Inc...................................................................       1,145,369        11,636,949
  *American Pacific Corp........................................................           7,647            60,641
   Ashland, Inc.................................................................         112,560         7,098,034
   Bemis Co., Inc...............................................................          10,392           325,270
   Boise, Inc...................................................................          68,104           520,315

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Materials -- (Continued)
   Buckeye Technologies, Inc....................................................          37,822   $     1,268,172
   Cabot Corp...................................................................          46,280         1,675,336
  *Century Aluminum Co..........................................................          32,155           322,515
  *Chemtura Corp................................................................          52,329           735,222
 #*Clearwater Paper Corp........................................................           7,599           277,515
  *Coeur d'Alene Mines Corp.....................................................         133,765         3,699,940
   Commercial Metals Co.........................................................          85,208         1,221,883
  *Continental Materials Corp...................................................             100             1,198
  *Core Molding Technologies, Inc...............................................           2,488            21,148
   Cytec Industries, Inc........................................................          64,700         3,225,942
   Domtar Corp..................................................................          30,917         2,670,610
   Dow Chemical Co. (The).......................................................          14,000           469,140
   Friedman Industries, Inc.....................................................          17,453           182,733
  *Georgia Gulf Corp............................................................          26,423           926,126
  *Graphic Packaging Holding Co.................................................         126,400           633,264
   H.B. Fuller Co...............................................................          20,707           592,634
   Haynes International, Inc....................................................           4,293           260,843
  *Headwaters, Inc..............................................................          23,663            62,707
  *Horsehead Holding Corp.......................................................          49,171           534,980
   Huntsman Corp................................................................          40,700           518,111
  *Innospec, Inc................................................................           1,550            50,174
   International Paper Co.......................................................         493,615        15,371,171
   Kaiser Aluminum Corp.........................................................          27,181         1,342,198
  *KapStone Paper & Packaging Corp..............................................          41,092           717,466
  *Landec Corp..................................................................          37,056           223,448
 #*Louisiana-Pacific Corp.......................................................         173,457         1,477,854
  *LyondellBasell Industries NV Class A.........................................         112,207         4,836,122
  *Materion Corp................................................................          17,890           526,145
   MeadWestavco Corp............................................................         188,451         5,547,997
  *Mercer International, Inc....................................................          14,399           117,784
   Minerals Technologies, Inc...................................................          17,140         1,087,533
  *Mod-Pac Corp.................................................................           1,501             9,636
   Myers Industries, Inc........................................................          65,520           872,071
   Neenah Paper, Inc............................................................          14,705           349,538
  #NL Industries, Inc...........................................................          51,662           713,969
   Noranda Aluminum Holding Corp................................................           2,907            30,494
  *Northern Technologies International Corp.....................................           3,035            42,702
   Nucor Corp...................................................................          89,274         3,971,800
   Olin Corp....................................................................          27,661           614,074
   Olympic Steel, Inc...........................................................          10,414           268,577
  *OM Group, Inc................................................................          42,299         1,147,572
   P.H. Glatfelter Co...........................................................          54,200           801,076
  *Penford Corp.................................................................          26,922           152,109
   Reliance Steel & Aluminum Co.................................................          94,901         5,048,733
   Rock-Tenn Co. Class A........................................................          26,305         1,627,227
 #*RTI International Metals, Inc................................................          50,032         1,259,305
  #Schnitzer Steel Industries, Inc. Class A.....................................          21,397           933,551
  *Spartech Corp................................................................          30,373           163,103
   Steel Dynamics, Inc..........................................................          94,919         1,513,958
 #*SunCoke Energy, Inc..........................................................          62,210           835,483
   Synalloy Corp................................................................           5,144            55,349
   Temple-Inland, Inc...........................................................         122,582         3,909,140
  #Texas Industries, Inc........................................................          33,762         1,055,400
  *Universal Stainless & Alloy Products, Inc....................................           9,714           385,937
   Vulcan Materials Co..........................................................          58,246         2,554,670
   Wausau Paper Corp............................................................          19,808           171,141
  #Westlake Chemical Corp.......................................................          84,076         4,914,242
   Worthington Industries, Inc..................................................          47,320           871,161
 #*Zoltek Cos., Inc.............................................................          48,771           423,820
                                                                                                   ---------------
Total Materials                                                                                        106,162,347
                                                                                                   ---------------

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Other -- (0.0%)
 .*Gerber Scientific, Inc. Escrow Shares........................................          47,409   $            --
 .*MAIR Holdings, Inc. Escrow Shares............................................           1,415                --
 .*Petrocorp, Inc. Escrow Shares................................................             900                54
 .*Price Communications Liquidation Trust.......................................          47,738                --
                                                                                                   ---------------
Total Other.....................................................................                                54
                                                                                                   ---------------
Telecommunication Services -- (6.2%)
   AT&T, Inc....................................................................       4,065,906       119,578,295
   CenturyLink, Inc.............................................................         497,019        18,404,614
  #Frontier Communications Corp.................................................         696,949         2,982,942
  *General Communications, Inc. Class A.........................................          57,602           599,637
 #*Iridium Communications, Inc..................................................          19,068           152,353
 #*Leap Wireless International, Inc.............................................           8,393            71,844
  *MetroPCS Communications, Inc.................................................         227,572         2,011,736
  *Neutral Tandem, Inc..........................................................           5,580            68,578
  *Premiere Global Services, Inc................................................           2,788            24,534
  *Primus Telecommunications Group, Inc.........................................             246             3,122
   Shenandoah Telecommunications Co.............................................           2,126            20,984
  *Sprint Nextel Corp...........................................................       3,759,360         7,969,843
   SureWest Communications......................................................          15,455           223,788
 #*Telephone & Data Systems, Inc................................................         154,629         4,066,753
 #*United States Cellular Corp..................................................          33,568         1,539,764
   USA Mobility, Inc............................................................          30,103           425,957
   Verizon Communications, Inc..................................................       1,025,344        38,614,455
                                                                                                   ---------------
Total Telecommunication Services................................................                       196,759,199
                                                                                                   ---------------
Utilities -- (1.2%)
  *AES Corp.....................................................................         606,667         7,741,071
  *Calpine Corp.................................................................         256,894         3,750,652
  #Consolidated Water Co., Ltd..................................................           6,347            49,443
 #*Dynegy, Inc..................................................................          84,156           156,530
  *GenOn Energy, Inc............................................................         582,007         1,239,675
  *NRG Energy, Inc..............................................................         220,130         3,715,794
  #Ormat Technologies, Inc......................................................          20,134           327,178
   Public Service Enterprise Group, Inc.........................................         655,441        19,886,080
   SJW Corp.....................................................................           6,769           160,358
 #*Synthesis Energy Systems, Inc................................................           1,418             2,184
   Unitil Corp..................................................................           4,716           130,303
                                                                                                   ---------------
Total Utilities.................................................................                        37,159,268
                                                                                                   ---------------
TOTAL COMMON STOCKS.............................................................                     3,012,066,232
                                                                                                   ---------------
PREFERRED STOCKS -- (0.0%)
Consumer Discretionary -- (0.0%)
 #*Orchard Supply Hardware Stores Corp..........................................           4,363             8,726
                                                                                                   ---------------
TEMPORARY CASH INVESTMENTS -- (0.6%)
   BlackRock Liquidity Funds TempCash Portfolio - Institutional Shares..........      17,587,629        17,587,629
                                                                                                   ---------------

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CONTINUED

                                                                                      SHARES/
                                                                                        FACE
                                                                                       AMOUNT           VALUE+
                                                                                   -------------   ---------------
                                                                                       (000)
SECURITIES LENDING COLLATERAL -- (4.2%)
(S)@DFA Short Term Investment Fund..............................................     133,056,071   $   133,056,071
   @Repurchase Agreement, UBS Securities LLC 0.20%, 02/01/12 (Collateralized by
     $1,505,861 U.S. Treasury Bond 0.500%, 08/15/14 & 1.375%, 03/15/12, valued
     at $1,512,491) to be repurchased at $1,476,341.............................   $       1,476         1,476,333
                                                                                                   ---------------
TOTAL SECURITIES LENDING COLLATERAL.............................................                       134,532,404
                                                                                                   ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $2,721,865,487)^^......................................................                   $ 3,164,194,991
                                                                                                   ===============

Summary of inputs used to value the Series' investments as of January 31, 2012 is as follows (See Security Valuation Note):

                                                                 VALUATION INPUTS
                                             --------------------------------------------------------
                                                      INVESTMENT IN SECURITIES (MARKET VALUE)
                                             --------------------------------------------------------
                                                 LEVEL 1         LEVEL 2     LEVEL 3        TOTAL
                                             --------------   ------------   -------   --------------
Common Stocks
    Consumer Discretionary................   $  532,981,520             --      --     $  532,981,520
    Consumer Staples......................      244,512,209             --      --        244,512,209
    Energy................................      463,351,034             --      --        463,351,034
    Financials............................      476,163,950             --      --        476,163,950
    Health Care...........................      289,199,162             --      --        289,199,162
    Industrials...........................      476,002,258   $      8,332      --        476,010,590
    Information Technology................      189,766,899             --      --        189,766,899
    Materials.............................      106,162,347             --      --        106,162,347
    Other.................................               --             54      --                 54
    Telecommunication Services............      196,759,199             --      --        196,759,199
    Utilities.............................       37,159,268             --      --         37,159,268
Preferred Stocks
    Consumer Discretionary................            8,726             --      --              8,726
Temporary Cash Investments................       17,587,629             --      --         17,587,629
Securities Lending Collateral.............               --    134,532,404      --        134,532,404
                                             --------------   ------------     ---     --------------
TOTAL.....................................   $3,029,654,201   $134,540,790      --     $3,164,194,991
                                             ==============   ============     ===     ==============

               See accompanying Notes to Schedules of Investments.

--------------------------------------------------------------------------------
THE DFA SHORT TERM INVESTMENT FUND
Schedule of Investments
January 31, 2012 (Unaudited)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                              RATE  MATURITY FACE AMOUNT $ FAIR VALUE $
--------------------                              ----  -------- ------------- ------------
CORPORATE BONDS-- 2.9%
 (r)Bear Stearns Cos. LLC                         0.62% 02/01/12   58,903,000   58,903,000
 (r)Berkshire Hathaway, Inc.                      0.62% 02/10/12   50,607,000   50,610,694
 General Electric Capital Corp.                   5.25% 02/21/12   10,284,000   10,302,491
 (r)General Electric Capital Corp.                0.56% 11/01/12   25,000,000   25,014,850
 (r)General Electric Capital Corp.                1.15% 01/07/13   30,000,000   30,150,750
 (r)General Electric Capital Corp.                1.42% 01/15/13   39,050,000   39,349,279
 (r)JPMorgan Chase & Co.                          0.58% 02/22/12   46,050,000   46,056,263
 (r)JPMorgan Chase & Co.                          0.58% 11/01/12    2,020,000    2,020,451
 (r)Toyota Motor Credit Corp.                     0.75% 12/17/12  150,000,000  150,155,850
                                                                  -----------  -----------
TOTAL CORPORATE BONDS (Cost $412,384,559)                         411,914,000  412,563,628
                                                                  -----------  -----------
YANKEE DOLLARS-- 3.4%
 (r)Bank of Nova Scotia Houston                   0.50% 11/01/12  125,000,000  125,139,375
 European Investment Bank                         2.00% 02/10/12  120,000,000  120,028,680
 Oesterreichische Kontrollbank AG                 1.88% 03/21/12    5,020,000    5,027,204
 Oesterreichische Kontrollbank AG                 4.75% 10/16/12   21,009,000   21,559,961
 Province of Ontario                              4.95% 06/01/12   19,871,000   20,157,858
 (r)Royal Bank of Canada                          1.39% 06/11/12   75,000,000   75,260,175
 (r)Royal Bank of Canada                          0.69% 12/12/12    5,000,000    5,005,805
 (r)Sanofi-Aventis                                0.62% 03/28/12  115,000,000  115,015,755
                                                                  -----------  -----------
TOTAL YANKEE DOLLARS (Cost $487,103,363)                          485,900,000  487,194,813
                                                                  -----------  -----------
COMMERCIAL PAPER-- 54.3%
 (y)@@ANZ National International Ltd.             0.50% 02/16/12   25,000,000   24,998,000
 (y)@@ANZ National International Ltd.             0.37% 03/16/12   50,000,000   49,982,500
 (y)@@ANZ National International Ltd.             0.46% 03/19/12   50,000,000   49,980,500
 (y)@@ANZ National International Ltd.             0.24% 04/30/12   50,000,000   49,940,000
 (y)@@Archer Daniels Midland Co.                  0.04% 02/01/12  120,000,000  120,000,000
 (y)@@Archer Daniels Midland Co.                  0.05% 02/07/12   70,000,000   69,997,900
 (y)@@Australia and New Zealand Banking Group     0.25% 03/16/12  100,000,000   99,989,000
 (y)@@Australia and New Zealand Banking Group     0.45% 04/10/12  134,200,000  134,169,134
 (y)@@Basin Electric Power Cooperative            0.08% 02/07/12   28,925,000   28,924,132
 (y)@@Basin Electric Power Cooperative            0.12% 02/13/12    5,500,000    5,499,615
 (y)@@Basin Electric Power Cooperative            0.10% 02/15/12   43,826,000   43,822,494
 (y)@@Basin Electric Power Cooperative            0.08% 02/17/12   14,450,000   14,448,555
 (y)@@Basin Electric Power Cooperative            0.10% 02/21/12   35,000,000   34,995,450
 (y)@@Basin Electric Power Cooperative            0.10% 02/22/12   37,000,000   36,994,820
 (y)BNP Paribas Finance, Inc.                     0.25% 02/07/12  200,000,000  199,994,000
 (y)@@Caisse centrale Desjardins                  0.14% 02/07/12   35,000,000   34,998,950
 (y)@@Caisse centrale Desjardins                  0.23% 02/15/12  100,000,000   99,993,000
 (y)@@Caisse centrale Desjardins                  0.12% 02/17/12   50,000,000   49,996,000
 (y)@@Caisse centrale Desjardins                  0.24% 02/27/12   30,000,000   29,994,900
 (y)@@Caisse centrale Desjardins                  0.14% 03/07/12   25,000,000   24,993,500
 (y)@@Caisse centrale Desjardins                  0.18% 03/08/12  123,000,000  122,966,790
 (y)@@Caisse centrale Desjardins                  0.20% 04/12/12   20,000,000   19,984,000
 (y)@@Caisse centrale Desjardins                  0.20% 04/19/12   14,000,000   13,986,700
 (y)@@Caisse d'Amortissement De La Dette Sociale  0.65% 03/22/12   25,000,000   24,989,500
 (y)Caterpillar Financial Services Corp.          0.07% 02/27/12   50,000,000   49,996,000
 (y)@@Coca-Cola Co.                               0.05% 02/09/12   19,600,000   19,599,804
 (y)@@Coca-Cola Co.                               0.11% 03/14/12   50,000,000   49,995,500
 (y)@@Coca-Cola Co.                               0.07% 03/26/12   13,655,000   13,653,361
 (y)@@Commonwealth Bank of Australia              0.07% 02/13/12   17,710,000   17,708,937
 (y)@@Commonwealth Bank of Australia              0.11% 02/15/12   50,000,000   49,996,500
 (y)@@Commonwealth Bank of Australia              0.17% 03/19/12   33,000,000   32,987,130
 (y)@@E.I. du Pont de Nemours Co.                 0.07% 02/03/12   57,000,000   56,999,430
 (y)@@E.I. du Pont de Nemours Co.                 0.06% 02/14/12   50,000,000   49,998,000
 (y)@@eBay, Inc.                                  0.08% 03/07/12   15,000,000   14,998,950
 (y)@@Electricite de France SA                    0.43% 02/03/12   40,000,000   39,999,600
 (y)@@Emerson Electric Co.                        0.05% 02/24/12   32,000,000   31,998,720
 (y)@@Emerson Electric Co.                        0.05% 02/29/12   10,000,000    9,999,500
 (y)European Investment Bank                      0.11% 02/10/12  100,000,000   99,996,000
 (y)General Electric Capital Corp.                0.18% 03/14/12  150,000,000  149,988,000
 (y)General Electric Capital Corp.                0.25% 04/11/12   41,150,000   41,142,593
 (y)General Electric Capital Corp.                0.28% 04/16/12   80,000,000   79,984,000

                     SEE NOTES TO SCHEDULE OF INVESTMENTS.

--------------------------------------------------------------------------------
THE DFA SHORT TERM INVESTMENT FUND
Schedule of Investments Continued
January 31, 2012 (Unaudited)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                                    RATE  MATURITY FACE AMOUNT $ FAIR VALUE $
--------------------                                    ----  -------- ------------- ------------
COMMERCIAL PAPER -- CONTINUED
 (y)Kingdom of Denmark                                  0.05% 02/22/12   65,590,000   65,586,721
 (y)@@Koch Resources LLC                                0.08% 02/03/12   50,000,000   49,999,500
 (y)@@Koch Resources LLC                                0.10% 02/13/12   50,000,000   49,996,500
 (y)@@Kreditanstalt Fur Wiederaufbau                    0.10% 02/10/12   32,000,000   31,999,680
 (y)@@Kreditanstalt Fur Wiederaufbau                    0.23% 03/06/12   25,000,000   24,999,000
 (y)@@Kreditanstalt Fur Wiederaufbau                    0.27% 03/15/12   50,000,000   49,997,000
 (y)@@Kreditanstalt Fur Wiederaufbau                    0.22% 04/03/12   75,000,000   74,992,500
 (y)@@Kreditanstalt Fur Wiederaufbau                    0.24% 04/10/12  100,000,000   99,987,000
 (y)@@Kreditanstalt Fur Wiederaufbau                    0.27% 05/23/12   75,000,000   74,970,750
 (y)@@L'Oreal USA, Inc.                                 0.04% 02/02/12   17,500,000   17,499,825
 (y)@@L'Oreal USA, Inc.                                 0.07% 02/08/12   10,000,000    9,999,700
 (y)@@Medtronic, Inc.                                   0.04% 02/06/12   60,000,000   59,998,800
 (y)@@Medtronic, Inc.                                   0.04% 02/28/12    6,500,000    6,499,415
 (y)@@Medtronic, Inc.                                   0.08% 03/08/12   16,500,000   16,498,020
 (y)@@National Australia Funding                        0.36% 02/06/12   50,000,000   49,999,500
 (y)@@National Australia Funding                        0.30% 02/21/12   75,000,000   74,997,750
 (y)@@National Australia Funding                        0.29% 04/02/12  170,000,000  169,976,200
 (y)National Rural Utilities Cooperative Finance Corp.  0.07% 02/10/12   60,000,000   59,997,000
 (y)@@Nestle Capital Corp.                              0.12% 05/29/12   22,000,000   21,990,540
 (y)@@Nestle Capital Corp.                              0.09% 06/01/12   40,500,000   40,481,775
 (y)Nestle Finance International Ltd.                   0.05% 02/03/12   25,000,000   25,000,000
 (y)@@Nestle Capital Corp.                              0.27% 02/09/12   35,000,000   34,999,650
 (y)@@Nestle Capital Corp.                              0.23% 02/28/12   25,000,000   24,999,500
 (y)Nordea North America, Inc.                          0.37% 02/15/12   70,000,000   69,995,100
 (y)Nordea North America, Inc.                          0.51% 03/15/12  100,000,000   99,966,000
 (y)@@Novartis Finance Corp.                            0.04% 02/01/12   16,500,000   16,499,941
 (y)@@NRW Bank AG                                       0.42% 02/13/12   50,000,000   49,997,000
 (y)@@NRW Bank AG                                       0.42% 02/21/12   50,000,000   49,994,500
 (y)@@NRW Bank AG                                       0.51% 02/28/12   50,000,000   49,991,000
 (y)@@NRW Bank AG                                       0.45% 03/08/12  150,000,000  149,959,500
 (y)@@NRW Bank AG                                       0.62% 03/14/12  100,000,000   99,967,000
 (y)@@NRW Bank AG                                       0.61% 03/16/12   50,000,000   49,982,500
 (y)Oesterreich Kontrollbank AG                         0.17% 03/30/12   69,300,000   69,260,499
 (y)Oesterreich Kontrollbank AG                         0.30% 04/19/12   14,750,000   14,735,988
 (y)Oesterreich Kontrollbank AG                         0.20% 04/27/12  100,000,000   99,887,000
 (y)@@Old Line Funding LLC                              0.22% 03/01/12   60,054,000   60,051,598
 (y)@@Old Line Funding LLC                              0.22% 03/06/12   51,048,000   51,044,937
 (y)@@Old Line Funding LLC                              0.19% 04/10/12   25,000,000   24,995,750
 (y)Paccar Financial Corp.                              0.08% 02/01/12   15,000,000   15,000,000
 (y)Paccar Financial Corp.                              0.18% 02/13/12   42,100,000   42,097,053
 (y)Paccar Financial Corp.                              0.08% 02/22/12   14,200,000   14,198,012
 (y)Paccar Financial Corp.                              0.08% 02/24/12   22,860,000   22,856,342
 (y)Paccar Financial Corp.                              0.16% 03/14/12   22,100,000   22,092,044
 (y)@@PepsiCo, Inc.                                     0.04% 02/01/12   50,000,000   50,000,000
 (y)@@PepsiCo, Inc.                                     0.05% 02/15/12   23,000,000   22,999,540
 (y)@@PepsiCo, Inc.                                     0.05% 02/22/12   50,000,000   49,998,165
 (y)@@Pfizer, Inc.                                      0.05% 02/21/12  100,000,000   99,998,250
 (y)@@Procter & Gamble Co.                              0.05% 02/07/12   75,000,000   74,999,250
 (y)@@Procter & Gamble Co.                              0.09% 04/16/12  100,000,000   99,984,000
 (y)@@Procter & Gamble Co.                              0.07% 04/20/12  140,000,000  139,974,800
 (y)@@Procter & Gamble Co.                              0.07% 04/24/12  115,000,000  114,975,850
 (y)Province of Ontario                                 0.05% 02/29/12  100,000,000   99,981,000
 (y)Province of Ontario                                 0.13% 05/30/12   45,000,000   44,922,150
 (y)@@Province of Quebec                                0.12% 02/01/12   40,000,000   40,000,000
 (y)@@Province of Quebec                                0.09% 02/02/12   13,000,000   12,999,870
 (y)@@Province of Quebec                                0.06% 03/19/12   50,000,000   49,980,500
 (y)Queensland Treasury Corp.                           0.33% 02/08/12   50,000,000   49,998,500
 (y)Queensland Treasury Corp.                           0.25% 03/30/12   24,250,000   24,236,178
 (y)Rabobank USA Financial Corp.                        0.48% 03/15/12   30,000,000   29,998,200
 (y)Rabobank USA Financial Corp.                        0.48% 03/22/12   50,000,000   49,996,500
 (y)Rabobank USA Financial Corp.                        0.45% 04/16/12   20,000,000   19,996,800
 (y)Rabobank USA Financial Corp.                        0.48% 04/23/12   50,000,000   49,990,000
 (y)Rabobank USA Financial Corp.                        0.55% 04/25/12   50,000,000   49,989,000

                     SEE NOTES TO SCHEDULE OF INVESTMENTS.

--------------------------------------------------------------------------------
THE DFA SHORT TERM INVESTMENT FUND
Schedule of Investments Continued
January 31, 2012 (Unaudited)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                                        RATE  MATURITY FACE AMOUNT $ FAIR VALUE $
--------------------                                        ----  -------- ------------- -------------
COMMERCIAL PAPER -- CONTINUED
 (y)@@Rockwell Collins, Inc.                                0.05% 02/03/12    35,000,000    34,999,650
 (y)@@Sanofi-Aventis                                        0.05% 02/10/12    55,000,000    54,998,900
 (y)@@Sanofi-Aventis                                        0.04% 02/27/12   150,000,000   149,992,500
 (y)@@Sanofi-Aventis                                        0.15% 04/16/12   108,610,000   108,581,761
 (y)@@Siemens Capital Co. LLC                               0.12% 02/02/12   153,000,000   152,998,470
 (y)@@Siemens Capital Co. LLC                               0.09% 02/06/12   300,000,000   299,994,000
 (y)@@Standard Chartered Bank PLC                           0.36% 03/12/12    30,000,000    29,989,800
 (y)@@Standard Chartered Bank PLC                           0.51% 03/19/12    75,000,000    74,967,750
 (y)@@Standard Chartered Bank PLC                           0.50% 03/26/12    75,000,000    74,958,750
 (y)@@Standard Chartered Bank PLC                           0.58% 05/24/12    15,000,000    14,974,200
 (y)@@Standard Chartered Bank PLC                           0.64% 05/29/12   250,000,000   249,547,500
 (y)@@Toronto Dominion Holdings (U.S.A.), Inc.              0.07% 02/24/12    90,000,000    89,995,500
 (y)@@Total Capital Canada Ltd.                             0.05% 02/17/12   150,000,000   149,988,000
 (y)@@Total Capital Canada Ltd.                             0.06% 03/20/12   175,000,000   174,928,250
 (y)@@Total Capital SA                                      0.15% 02/01/12   100,000,000    99,999,750
 (y)Toyota Motor Credit Corp.                               0.22% 02/15/12    50,000,000    49,998,500
 (y)Toyota Motor Credit Corp.                               0.40% 02/16/12    75,000,000    74,997,000
 (y)Toyota Motor Credit Corp.                               0.57% 04/02/12    20,000,000    19,995,400
 (y)Toyota Motor Credit Corp.                               0.37% 07/30/12   100,000,000    99,829,000
 (y)@@Westpac Banking Corp.                                 0.50% 05/18/12   100,000,000    99,898,000
 (y)@@Westpac Banking Corp.                                 0.43% 08/03/12    69,250,000    69,042,942
                                                                           ------------- -------------
TOTAL COMMERCIAL PAPER (Cost $7,751,880,735)                               7,754,628,000 7,752,413,731
                                                                           ------------- -------------
YANKEE CERTIFICATES OF DEPOSIT-- 15.0%
 (r)Bank of Nova Scotia Houston                             0.78% 03/05/12    76,285,000    76,277,371
 (r)Bank of Nova Scotia Houston                             0.79% 03/12/12   108,300,000   108,289,170
 (r)Bank of Nova Scotia Houston                             0.74% 06/11/12    50,000,000    50,014,500
 (r)Bank of Nova Scotia Houston                             0.86% 10/18/12    65,500,000    65,583,906
 National Australia Bank NY                                 0.38% 03/05/12    34,500,000    34,508,970
 (r)National Australia Bank NY                              0.70% 12/06/12   100,000,000    99,974,200
 (r)Nordea Bank Finland NY                                  0.65% 02/01/12    50,000,000    50,000,000
 (r)Nordea Bank Finland NY                                  0.68% 02/03/12    25,000,000    25,000,000
 (r)Nordea Bank Finland NY                                  0.88% 04/13/12    24,010,000    24,000,876
 (r)Nordea Bank Finland NY                                  0.94% 09/13/12   100,000,000    99,849,900
 (r)Nordea Bank Finland NY                                  0.65% 11/13/12    35,000,000    34,862,100
 (r)Nordea Bank Finland NY                                  0.92% 02/06/13    18,500,000    18,451,401
 (r)Nordea Bank Finland NY                                  0.92% 02/07/13    24,700,000    24,634,940
 Rabobank Nederland NV NY                                   0.42% 03/01/12    50,000,000    50,003,500
 Rabobank Nederland NV NY                                   0.48% 03/16/12    50,000,000    50,008,500
 (r)Rabobank Nederland NV NY                                0.40% 04/02/12   100,000,000    99,984,000
 (r)Rabobank Nederland NV NY                                0.66% 11/30/12    20,000,000    19,992,200
 (r)Royal Bank of Canada NY                                 0.59% 04/10/12   100,000,000    99,950,000
 (r)Royal Bank of Canada NY                                 0.41% 09/20/12    75,000,000    74,997,525
 (r)Royal Bank of Canada NY                                 0.44% 10/22/12    30,000,000    29,999,700
 (r)Royal Bank of Canada NY                                 0.52% 11/02/12   100,000,000    99,977,600
 (r)Royal Bank of Canada NY                                 0.65% 01/08/13    75,000,000    75,055,125
 Svenska Handelsbanken NY                                   0.39% 02/21/12    75,000,000    75,006,000
 Svenska Handelsbanken NY                                   0.46% 02/27/12    50,000,000    50,007,500
 Svenska Handelsbanken NY                                   0.46% 02/29/12    50,000,000    50,008,000
 Svenska Handelsbanken NY                                   0.48% 03/14/12    30,000,000    30,003,300
 Svenska Handelsbanken NY                                   0.50% 03/22/12    25,000,000    25,003,750
 (r)Svenska Handelsbanken NY                                0.75% 03/29/12   100,000,000    99,985,000
 (r)Svenska Handelsbanken NY                                1.01% 01/18/13    10,700,000    10,689,289
 (r)Toronto Dominion Bank NY                                0.32% 05/04/12   250,000,000   250,000,000
 (r)Toronto Dominion Bank NY                                0.54% 02/04/13   100,000,000   100,000,000
 (r)Westpac Banking Corp. NY                                0.38% 06/15/12   100,000,000    99,961,000
 (r)Westpac Banking Corp. NY                                0.71% 12/20/12    50,000,000    49,986,500
                                                                           ------------- -------------
TOTAL YANKEE CERTIFICATES OF DEPOSIT (Cost $2,152,677,488)                 2,152,495,000 2,152,065,823
                                                                           ------------- -------------
U.S. GOVERNMENT AGENCY SECURITIES-- 4.6%
 (y)Federal Home Loan Bank                                  0.01% 02/03/12    25,000,000    24,999,975
 (y)Federal Home Loan Bank                                  0.01% 02/10/12    87,083,000    87,082,565
 (y)Federal Home Loan Bank                                  0.01% 02/17/12   204,550,000   204,548,159
 (y)Federal Home Loan Bank                                  0.03% 02/29/12    50,000,000    49,999,200

                     SEE NOTES TO SCHEDULE OF INVESTMENTS.

--------------------------------------------------------------------------------
THE DFA SHORT TERM INVESTMENT FUND
Schedule of Investments Continued
January 31, 2012 (Unaudited)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                                                        RATE  MATURITY FACE AMOUNT $  FAIR VALUE $
--------------------                                                        ----  -------- ------------- ---------------
U.S. GOVERNMENT AGENCY SECURITIES -- CONTINUED
 (y)Federal Home Loan Bank                                                  0.04% 03/23/12    55,000,000      54,997,690
 (y)Federal Home Loan Mortgage Corp.                                        0.01% 02/10/12    38,500,000      38,499,807
 (y)Federal Home Loan Mortgage Corp.                                        0.04% 02/14/12    25,000,000      24,999,825
 (y)Federal Home Loan Mortgage Corp.                                        0.01% 02/17/12    18,000,000      17,999,838
 (y)Federal Home Loan Mortgage Corp.                                        0.03% 04/04/12   100,000,000      99,994,800
 (y)Federal National Mortgage Association                                   0.03% 04/27/12    50,000,000      49,996,400
                                                                                           ------------- ---------------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $653,119,200)                                  653,133,000     653,118,259
                                                                                           ------------- ---------------
REPURCHASE AGREEMENTS-- 18.2%
 Bank of America (Purchased on 01/31/12, Proceeds at maturity $200,000,889 collateralized by U.S. Treasury Note, 0.00%, 01/10/13, market value
   $204,000,057)                                                            0.16% 02/01/12   200,000,000     200,000,000
 Bank of America (Purchased on 01/31/12, Proceeds at maturity $200,001,000 collateralized by U.S. Treasury Note, 0.88%, 01/31/17, market value
   $204,000,009)                                                            0.18% 02/01/12   200,000,000     200,000,000
 Barclays Capital Group LLC (Purchased on 01/31/12, Proceeds at maturity
   $125,000,799 collateralized by U.S. Government Backed Securities,
   2.13% - 2.63%, 12/26/12 - 12/28/12, market value $127,500,000)           0.23% 02/01/12   125,000,000     125,000,000
 Barclays Capital Group LLC (Purchased on 01/31/12, Proceeds at maturity
   $200,001,000 collateralized by U.S. Treasury Securities, 1.00% - 3.13%,
   07/15/13 - 05/15/19, market value $204,000,039)                          0.18% 02/01/12   200,000,000     200,000,000
 Deutsche Bank (Purchased on 01/31/12, Proceeds at maturity $725,004,431 collateralized by U.S. Government Backed Securities, 0.00% - 6.13%,
   03/09/12 - 06/22/21, market value $739,500,108)                          0.22% 02/01/12   725,000,000     725,000,000
 JPMorgan Chase Bank (Purchased on 01/31/12, Proceeds at maturity
   $600,002,667 collateralized by U.S. Government Backed Securities,
   0.00% - 6.25%, 03/15/13 - 11/15/21, market value $612,002,823)           0.16% 02/01/12   600,000,000     600,000,000
 The Toronto Dominion Bank NY (Purchased on 01/31/12, Proceeds at
   maturity $550,002,750 collateralized by U.S. Government Backed
   Securities, 0.22% - 0.38%, 07/20/12 - 05/01/13, market value
   $561,000,030)                                                            0.18% 02/01/12   550,000,000     550,000,000
                                                                                           ------------- ---------------
TOTAL REPURCHASE AGREEMENTS (Cost $2,600,000,000)                                          2,600,000,000   2,600,000,000
                                                                                           ------------- ---------------
TIME DEPOSIT-- 1.6%
 BNP Paribas Finance, Inc.                                                  0.14% 02/01/12   225,000,000     225,000,000
                                                                                           ------------- ---------------
TOTAL TIME DEPOSIT (Cost $225,000,000)                                                       225,000,000     225,000,000
                                                                                           ------------- ---------------
TOTAL INVESTMENTS (Cost $14,282,165,345) -- 100.0%                                                       $14,282,356,254
                                                                                                         ===============

(r)  The adjustable/variable rate shown is effective as of January 31, 2012.
(y)  The rate shown is the effective yield.
@@ Rule 144A, Section 4(2), or other security which is restricted as to resale to institutional investors. The Fund's Advisor has deemed this security to be liquid based upon procedures approved by Board of Trustees. The aggregate value of these securities at January 31, 2012 was $5,846,713,151 which represented 40.9% of the total investments of the Fund.
AG   Aktiengesellschaft (German & Swiss stock corporation)

                     SEE NOTES TO SCHEDULE OF INVESTMENTS.

--------------------------------------------------------------------------------
THE DFA SHORT TERM INVESTMENT FUND
Schedule of Investments Continued
January 31, 2012 (Unaudited)
--------------------------------------------------------------------------------


Summary of inputs used to value the Fund's investments as of January 31, 2012 is as follows (See Security Valuation Note):

                                      LEVEL 1        LEVEL 2         LEVEL 3
                                   Investments in Investments in  Investments in
                                     Securities     Securities      Securities
                                   -------------- --------------- --------------
Corporate Bonds...................  $          -  $   412,563,628  $          -
Yankee Dollars....................             -      487,194,813             -
Commercial Paper..................             -    7,752,413,731             -
Yankee Certificates of Deposit....             -    2,152,065,823             -
U.S. Government Agency Securities.             -      653,118,259             -
Repurchase Agreements.............             -    2,600,000,000             -
Time Deposits.....................             -      225,000,000             -
                                    ------------  ---------------  ------------
Total.............................  $          -  $14,282,356,254  $          -
                                    ============  ===============  ============

                     SEE NOTES TO SCHEDULE OF INVESTMENTS.

ORGANIZATION

     The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust's advisor is Dimensional Fund Advisors LP (the "Advisor"). At January 31, 2012, the Trust consisted of eleven operational portfolios, ten (collectively, the "Series"), and one, The DFA Short Term Investment Fund (the "Fund"), which are included in this document.

SECURITY VALUATION

     The Series and the Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

     .    Level 1 - quoted prices in active markets for identical securities

     . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     . Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

     Securities held by the Domestic Equity Portfolios (The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series) and the International Equity Portfolios (The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series), including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. The Money Market Portfolio (The DFA Short Term Investment Fund) seeks to maintain a constant net asset value of $1.00 per share by use of the penny-rounding method of pricing, pursuant to procedures adopted by the Board of Trustees for the Fund. The penny-rounding method of pricing permits the current net asset value per share to be rounded to the nearest one percent, provided the fund follows certain guidelines, including guidelines relating to maturity, credit quality, liquidity and diversification. The securities held by the Fund are valued at market value or fair value in accordance with procedures adopted by the Board. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

     Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. These securities are generally categorized as Level 2 in the hierarchy. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

     The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of Tokyo Stock Exchange (normally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Trust have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

     Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

     A summary of the inputs used to value the Series' and the Fund's investments by each major security type, industry and/or country is disclosed at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

     The Series and the Fund did not have any significant transfers between Level 1 and Level 2 for the period ended January 31, 2012.

FINANCIAL INSTRUMENTS

     In accordance with the Series' and the Fund's investment objectives and policies, the Series and the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

     1. Repurchase Agreements: The Series and the Fund may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on January 31, 2012.

     2. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities by the Series may be inhibited.

     3. Interest Rate and Credit Risks: The Fund invests primarily in money market instruments maturing in 397 days or less. Eligible securities generally have ratings within one of the two highest ratings categories assigned by a nationally recognized statistical rating organization, or, if not rated, are believed by the Advisor to be of comparable quality.The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry, state or region.

     The Fund is subject to the risk that the Advisor's security selection and expectations regarding interest rate trends will cause the yields of the Fund to lag the performance of other mutual funds with similar investment objectives or the performance of short-term debt instruments. The emphasis of the Fund on quality and liquidity also could cause the Fund to underperform when compared to other money market funds, particularly those that take greater maturity and credit risks.

     DERIVATIVE FINANCIAL INSTRUMENTS

     Disclosures on derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enabling investors to understand how and why a fund uses derivatives, how derivatives are accounted for and how derivative instruments affect a Series' results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Series.

     4. Futures Contracts: The Series may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Series deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

     Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

     At January 31, 2012, the following Series had outstanding futures contracts (dollar amounts in thousands):

                                                                                                             APPROXIMATE
                                                           EXPIRATION   NUMBER OF   CONTRACT    UNREALIZED      CASH
                                           DESCRIPTION        DATE      CONTRACTS     VALUE    GAIN (LOSS)    COLLATERAL
                                        ----------------   ----------   ---------   --------   -----------   -----------
The Emerging Markets Small Cap
   Series............................   S&P 500 EMini(R)   3/16/2012       120       $7,853        $177          $480

FEDERAL TAX COST

     At January 31, 2012, the total cost of securities for federal income tax purposes was:

The U.S. Large Cap Value Series...................   $ 8,370,657,947
The DFA International Value Series................     7,185,988,198
The Japanese Small Company Series.................     1,857,054,550
The Asia Pacific Small Company Series.............     1,054,297,417
The United Kingdom Small Company Series...........     1,131,039,934
The Continental Small Company Series..............     2,415,971,737
The Canadian Small Company Series.................       989,399,577
The Emerging Markets Series.......................     1,762,060,953
The Emerging Markets Small Cap Series.............     1,930,892,649
The Tax-Managed U.S. Marketwide Value Series......     2,722,537,151
The DFA Short Term Investment Fund................    14,282,356,254

OTHER

     The Series and the Fund are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of all proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

     On November 1, 2010 a class action complaint was filed in Bankruptcy Court in the bankruptcy case of The Tribune Company, ("Tribune"). The defendants in this action include mutual funds, individuals, institutional investors and others who owned shares in Tribune at the time of the 2007 leveraged buyout transaction (the "LBO") and sold their shares for $34 per share in cash, such as The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series. Thereafter, two additional and substantially similar class actions were filed and are pending in United States District Courts (with the Bankruptcy Court action, collectively referred to as the "Lawsuits"). The Lawsuits seek to recover, for the benefit of Tribune's bankruptcy estate or various creditors, payments to shareholders in the LBO. The Lawsuits allege that Tribune's payment for those shares violated the rights of creditors, as set forth in the Bankruptcy Code's and various states' fraudulent transfer laws. However, the Lawsuits proceed on different legal theories: the Bankruptcy Court action pleads an intentionally fraudulent transfer; the District Court actions plead constructively fraudulent transfers.

     Litigation counsel to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series in the Lawsuits does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery they seek, the amount would be less than 1% of The U.S. Large Cap Value Series' and The Tax-Managed U.S. Marketwide Value Series' net asset value at this time.

     The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series also cannot predict what its size might be at the time the cost of the Lawsuits might be quantifiable and thus potentially deducted from its net asset value. Therefore, at this time, those buying or redeeming shares of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will pay or receive, as the case may be, a price based on net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series.

RECENT ISSUED ACCOUNTING STANDARDS

     In May 2011, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles ("GAAP") and International Financial Reporting Standards ("IFRSs")." ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRSs. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

SUBSEQUENT EVENT EVALUATIONS

     Management has evaluated the impact of all subsequent events on the Series and the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the Schedules of Investments.

ITEM 2.  CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the "Report"), the Registrant's Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the Principal Executive Officer and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

     (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

     (a) Separate certifications for the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The DFA Investment Trust Company

By:   /s/ David G. Booth
      ---------------------------------------
      David G. Booth
      Chairman, Trustee, President and
      Co-Chief Executive Officer

Date:  March 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:   /s/ David G. Booth
      ---------------------------------------
      David G. Booth
      Principal Executive Officer
      The DFA Investment Trust Company

Date:  March 26, 2012


By:   /s/ David R. Martin
      ---------------------------------------
      David R. Martin
      Principal Financial Officer
      The DFA Investment Trust Company

Date:  March 26, 2012